UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 5.5%
Boeing (The) Co.	42,938	$6,684
Lockheed Martin Corp.	19,848	4,961
United Technologies Corp.	10,537	1,155

		12,800

Asset Management - 0.6%
BlackRock, Inc.	3,725	1,418

Banking - 8.6%
Bank of Hawaii Corp.	22,914	2,032
Citigroup, Inc.	19,441	1,156
JPMorgan Chase & Co.	85,611	7,387
PNC Financial Services Group (The), Inc.	20,268	2,371
Wells Fargo & Co.	125,301	6,905

		19,851

Biotechnology & Pharmaceuticals - 8.8%
AbbVie, Inc.	46,198	2,893
Gilead Sciences, Inc.	66,139	4,736
Merck & Co., Inc.	110,853	6,526
Pfizer, Inc.	189,097	6,142

		20,297

Chemicals - 1.7%
Dow Chemical (The) Co.	40,833	2,336
LyondellBasell Industries N.V., Class A	19,766	1,696

		4,032

Commercial Services - 1.0%
H&R Block, Inc.	99,663	2,291

Consumer Products - 8.8%
Altria Group, Inc.	122,350	8,273
Clorox (The) Co.	28,661	3,440
General Mills, Inc.	27,986	1,729
Kimberly-Clark Corp.	20,155	2,300
Philip Morris International, Inc.	49,534	4,532

		20,274

Electrical Equipment - 2.5%
General Electric Co.	182,554	5,769

Gaming, Lodging & Restaurants - 3.6%
Darden Restaurants, Inc.	56,811	4,131
McDonald’s Corp.	33,730	4,106

		8,237

Hardware - 5.0%
Apple, Inc.	71,729	8,308
Cisco Systems, Inc.	34,945	1,056
HP, Inc.	142,387	2,113

		11,477

Health Care Facilities & Services - 1.5%
AmerisourceBergen Corp.	14,706	1,150
Cardinal Health, Inc.	33,303	2,397

		3,547

Insurance - 3.5%
Aflac, Inc.	42,352	2,948
Allstate (The) Corp.	29,888	2,215
Cincinnati Financial Corp.	39,970	3,028

		8,191

Medical Equipment & Devices - 0.8%
Baxter International, Inc.	41,162	1,825

Oil, Gas & Coal - 7.6%
Chevron Corp.	44,369	5,222
Exxon Mobil Corp.	29,502	2,663
Helmerich & Payne, Inc.	34,897	2,701
HollyFrontier Corp.	51,640	1,692
Occidental Petroleum Corp.	32,131	2,289
Valero Energy Corp.	42,660	2,914

		17,481

Real Estate Investment Trusts - 4.8%
Digital Realty Trust, Inc.	38,808	3,813
Hospitality Properties Trust	103,160	3,274
Host Hotels & Resorts, Inc.	49,592	935
National Retail Properties, Inc.	70,204	3,103

		11,125

Recreational Facilities & Services - 0.5%
Regal Entertainment Group, Class A	59,978	1,236

Retail - Consumer Staples - 3.4%
CVS Health Corp.	14,502	1,144
Target Corp.	69,729	5,037
Wal-Mart Stores, Inc.	23,137	1,599

		7,780

Retail - Discretionary - 4.9%
GameStop Corp., Class A	37,280	942

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Discretionary - 4.9% continued
Home Depot (The), Inc.	56,175	$7,532
Kohl’s Corp.	33,659	1,662
Macy’s, Inc.	30,785	1,102

		11,238

Semiconductors - 6.3%
KLA-Tencor Corp.	27,101	2,132
Linear Technology Corp.	35,524	2,215
QUALCOMM, Inc.	67,454	4,398
Texas Instruments, Inc.	57,156	4,171
Xilinx, Inc.	27,258	1,645

		14,561

Software - 2.1%
Activision Blizzard, Inc.	106,687	3,852
Symantec Corp.	43,064	1,029

		4,881

Specialty Finance - 1.6%
American Express Co.	31,107	2,304
Mastercard, Inc., Class A	13,500	1,394

		3,698

Technology Services - 3.2%
Accenture PLC, Class A	35,400	4,147
Paychex, Inc.	52,895	3,220

		7,367

Telecom - 3.6%
CenturyLink, Inc.	59,709	1,420
Verizon Communications, Inc.	127,335	6,797

		8,217

Transportation & Logistics - 2.8%
United Parcel Service, Inc., Class B	57,383	6,578

Utilities - 5.7%
Consolidated Edison, Inc.	79,772	5,878
DTE Energy Co.	13,689	1,348
Entergy Corp.	32,470	2,386
Vectren Corp.	66,241	3,454

		13,066

Total Common Stocks (Cost $196,778)		227,237

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	3,507,756	3,508

Total Investment Companies (Cost $3,508)		3,508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.47%, 3/2/17(3) (4)	$130	$130

Total Short-Term Investments (Cost $130)		130

Total Investments - 100.0% (Cost $200,416)		230,875

Other Assets less Liabilities - 0.0%		32

NET ASSETS - 100.0%		$230,907

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	25	$2,795	Long	3/17	$(12)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	10.1
Energy	7.7
Financials	14.0
Health Care	11.3
Industrials	11.1
Information Technology	17.5
Materials	1.8
Real Estate	4.9
Telecommunication Services	3.6
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$227,237	$—	$—	$227,237
Investment Companies	3,508	—	—	3,508
Short-Term Investments	—	130	—	130

Total Investments	$230,745	$130	$—	$230,875

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(12)	$—	$—	$(12)

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$200,435

Gross tax appreciation of investments	$37,889
Gross tax depreciation of investments	(7,449)

Net tax appreciation of investments	$30,440

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$3,007	$30,329	$29,828	$6	$3,508

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1)
Australia - 6.4%
AGL Energy Ltd.	18,434	$293
ASX Ltd.	18,718	671
AusNet Services	151,391	173
Australia & New Zealand Banking Group Ltd.	102,776	2,250
Bendigo & Adelaide Bank Ltd.	48,129	440
BHP Billiton Ltd.	24,656	440
CIMIC Group Ltd.	16,322	410
Flight Centre Travel Group Ltd.	18,759	422
Fortescue Metals Group Ltd.	251,651	1,063
Harvey Norman Holdings Ltd.	40,721	151
Macquarie Group Ltd.	26,891	1,695
Mirvac Group	30,841	47
Origin Energy Ltd.	46,470	220
Qantas Airways Ltd.	96,048	230
Sonic Healthcare Ltd.	18,487	285
Tabcorp Holdings Ltd.	150,087	521
Telstra Corp. Ltd.	57,168	210
Woodside Petroleum Ltd.	1,145	26

		9,547

Austria - 0.7%
ANDRITZ A.G.	5,008	251
Erste Group Bank A.G.*	3,613	106
voestalpine A.G.	18,398	722

		1,079

Belgium - 1.6%
Colruyt S.A.	22,895	1,133
Proximus SADP	42,409	1,221

		2,354

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,004,600	562

Denmark - 0.7%
Vestas Wind Systems A/S	16,731	1,087

Finland - 1.7%
Fortum OYJ	6,308	97
Nokia OYJ	112,190	539
Nokian Renkaat OYJ	352	13
Orion OYJ, Class B	19,626	873
UPM-Kymmene OYJ	42,224	1,035

		2,557

France - 11.1%
Atos S.E.	5,112	539
BNP Paribas S.A.	36,990	2,356
Christian Dior S.E.	4,926	1,032
Cie de Saint-Gobain	2,063	96
Cie Generale des Etablissements Michelin	10,969	1,220
CNP Assurances	48,625	901
Credit Agricole S.A.	19,062	236
Engie S.A.	4,927	63
Fonciere Des Regions	6,666	582
LVMH Moet Hennessy Louis Vuitton S.E.	2,592	494
Orange S.A.	22,614	343
Peugeot S.A.*	2,727	45
Publicis Groupe S.A.	16,920	1,167
Renault S.A.	17,614	1,566
Sanofi	29,390	2,377
Societe Generale S.A.	37,337	1,833
Technip S.A.	11,894	844
TOTAL S.A.	18,850	962

		16,656

Germany - 7.9%
Allianz S.E. (Registered)	1,175	194
BASF S.E.	26,097	2,434
Bayer A.G. (Registered)	9,135	953
Bayerische Motoren Werke A.G.	11,116	1,041
Deutsche Post A.G. (Registered)	6,656	219
E.ON S.E.	19,182	134
Fresenius Medical Care A.G. & Co.
KGaA	4,083	346
HUGO BOSS A.G.	11,206	691
METRO A.G.	48,444	1,608
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,092	963
RWE A.G.*	19,227	239
SAP S.E.	4,765	416
Siemens A.G. (Registered)	21,410	2,632

		11,870

Hong Kong - 2.9%
Cheung Kong Property Holdings Ltd.	31,567	191
CLP Holdings Ltd.	37,291	341
HK Electric Investments & HK Electric Investments Ltd.(2)	219,840	181
Hong Kong & China Gas Co. Ltd.	3,050	5

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1) continued
Hong Kong - 2.9% continued
Link REIT	229,731	$1,484
NWS Holdings Ltd.	68,211	111
WH Group Ltd.(2)	1,026,937	827
Wharf Holdings (The) Ltd.	9,891	65
Wheelock & Co. Ltd.	209,061	1,174

		4,379

Israel - 1.7%
Bank Hapoalim B.M.	240,730	1,429
Check Point Software Technologies Ltd.*	12,597	1,064

		2,493

Italy - 0.9%
Atlantia S.p.A.	6,266	147
Enel S.p.A.	127,374	560
Leonardo-Finmeccanica S.p.A.*	4,928	69
Poste Italiane S.p.A.(2)	46,694	310
Prysmian S.p.A.	7,968	205

		1,291

Japan - 24.3%
Alfresa Holdings Corp.	37,000	610
Asahi Glass Co. Ltd.	6,000	41
Astellas Pharma, Inc.	5,100	71
Bandai Namco Holdings, Inc.	33,200	914
Bridgestone Corp.	27,300	982
Brother Industries Ltd.	23,900	430
Canon, Inc.	42,600	1,193
Central Japan Railway Co.	9,800	1,610
Chubu Electric Power Co., Inc.	18,900	264
Daiichi Sankyo Co. Ltd.	68,400	1,397
Daito Trust Construction Co. Ltd.	5,400	811
Daiwa House Industry Co. Ltd.	7,100	194
East Japan Railway Co.	6,500	561
Fuji Heavy Industries Ltd.	37,100	1,509
Hirose Electric Co. Ltd.	100	12
Hitachi Chemical Co. Ltd.	62,700	1,565
Hitachi High-Technologies Corp.	21,600	869
Hoya Corp.	7,100	297
Iida Group Holdings Co. Ltd.	18,000	341
Isuzu Motors Ltd.	34,000	429
ITOCHU Corp.	123,100	1,632
Japan Airlines Co. Ltd.	3,500	102
Japan Tobacco, Inc.	11,900	391
KDDI Corp.	38,075	961
Kuraray Co. Ltd.	9,600	144
Medipal Holdings Corp.	500	8
Minebea Co. Ltd.	7,300	68
Mitsubishi Chemical Holdings Corp.	22,400	144
Mitsubishi Corp.	25,100	533
Mitsubishi Electric Corp.	88,900	1,236
Mitsubishi UFJ Financial Group, Inc.	250,163	1,538
Mixi, Inc.	9,400	342
Mizuho Financial Group, Inc.	645,400	1,155
NH Foods Ltd.	32,000	864
Nomura Real Estate Holdings, Inc.	60,900	1,034
NSK Ltd.	70,000	807
NTT DOCOMO, Inc.	12,300	280
ORIX Corp.	35,300	547
Osaka Gas Co. Ltd.	64,000	246
Otsuka Holdings Co. Ltd.	12,800	557
Resona Holdings, Inc.	93,700	482
Shimamura Co. Ltd.	4,500	561
SoftBank Group Corp.	5,600	370
Sumitomo Heavy Industries Ltd.	104,000	668
Sumitomo Mitsui Financial Group, Inc.	45,100	1,710
Sumitomo Rubber Industries Ltd.	40,900	647
Sundrug Co. Ltd.	1,000	69
Suzuki Motor Corp.	17,200	604
TDK Corp.	800	55
Tohoku Electric Power Co., Inc.	9,000	113
Tokyo Electron Ltd.	4,000	377
Tokyo Gas Co. Ltd.	43,000	194
Toyo Suisan Kaisha Ltd.	27,900	1,009
Toyota Motor Corp.	26,400	1,541
West Japan Railway Co.	7,200	441
Yahoo Japan Corp.	253,000	971

		36,501

Netherlands - 3.4%
EXOR N.V.	5,228	226
ING Groep N.V.	10,743	151
NN Group N.V.	36,403	1,233
Randstad Holding N.V.	781	42
Royal Dutch Shell PLC, Class B	105,855	3,021
Wolters Kluwer N.V.	14,110	510

		5,183

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1) continued
New Zealand - 1.0%
Fletcher Building Ltd.	99,728	$733
Spark New Zealand Ltd.	356,564	843

		1,576

Norway - 1.6%
DNB ASA	86,009	1,279
Norsk Hydro ASA	68,744	328
Orkla ASA	22,440	203
Yara International ASA	14,438	569

		2,379

Portugal - 0.6%
EDP - Energias de Portugal S.A.	82,567	251
Jeronimo Martins SGPS S.A.	44,485	690

		941

Singapore - 1.1%
United Overseas Bank Ltd.	117,700	1,652

South Africa - 0.1%
Mondi PLC	4,321	88

Spain - 3.9%
Abertis Infraestructuras S.A.	54,089	757
ACS Actividades de Construccion y Servicios S.A.	29,467	929
Amadeus IT Group S.A.	24,624	1,119
Endesa S.A.	10,269	217
Gas Natural SDG S.A.	13,341	251
Iberdrola S.A.	39,635	260
Repsol S.A.	114,812	1,615
Telefonica S.A.	75,280	698

		5,846

Sweden - 2.5%
Alfa Laval AB	17,121	283
Boliden AB	2,549	66
Electrolux AB, Class B	9,912	246
Securitas AB, Class B	88,304	1,389
Skanska AB, Class B	43,618	1,028
Swedish Match AB	23,154	736

		3,748

Switzerland - 7.6%
ABB Ltd. (Registered)*	12,784	269
Actelion Ltd. (Registered)*	2,720	588
Lonza Group A.G. (Registered)*	2,704	468
Nestle S.A. (Registered)	32,292	2,316
Novartis A.G. (Registered)	7,930	577
Roche Holding A.G. (Genusschein)	15,287	3,483
Sika A.G. (Bearer)	203	975
Swiss Re A.G.	19,994	1,894
Swisscom A.G. (Registered)	1,975	883

		11,453

United Kingdom - 16.6%
3i Group PLC	88,052	765
Anglo American PLC*	67,503	947
AstraZeneca PLC	21,843	1,185
BAE Systems PLC	72,690	528
Berkeley Group Holdings PLC	17,297	598
BP PLC	148,895	925
BT Group PLC	159,237	721
Centrica PLC	21,268	61
Diageo PLC	83,556	2,162
Direct Line Insurance Group PLC	219,222	994
easyJet PLC	36,600	453
GlaxoSmithKline PLC	62,332	1,190
HSBC Holdings PLC	267,032	2,159
IMI PLC	2,934	37
Imperial Brands PLC	37,562	1,634
Johnson Matthey PLC	14,825	579
Land Securities Group PLC	3,772	50
Legal & General Group PLC	486,281	1,481
National Grid PLC	56,295	658
Old Mutual PLC	311,065	789
Pearson PLC	105,721	1,061
Persimmon PLC	53,918	1,177
Rio Tinto PLC	10,174	387
Royal Mail PLC	114,036	649
Severn Trent PLC	24	1
Smiths Group PLC	47,029	817
SSE PLC	11,533	221
Tate & Lyle PLC	40,685	354
Unilever N.V. - CVA	51,650	2,123
United Utilities Group PLC	3,609	40
Vodafone Group PLC	67,888	167

		24,913

Total Common Stocks (Cost $143,840)		148,155

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.3%(1)
Germany - 0.3%
Henkel A.G. & Co. KGaA	2,847	$340
Schaeffler A.G.	8,946	132

		472

Total Preferred Stocks (Cost $462)		472

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(3) (4)	490,062	490

Total Investment Companies (Cost $490)		490

Total Investments - 99.4% (Cost $144,792)		149,117

Other Assets less Liabilities - 0.6%		962

NET ASSETS - 100.0%		$150,079

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	11.1
Energy	5.1
Financials	21.1
Health Care	10.3
Industrials	14.4
Information Technology	5.3
Materials	8.2
Real Estate	3.8
Telecommunication Services	4.5
Utilities	3.3

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.9%
Japanese Yen	24.6
British Pound	17.4
Swiss Franc	7.7
Australian Dollar	6.4
All other currencies less than 5%	12.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Denmark	$1,087	$—	$—	$1,087
Israel	1,064	1,429	—	2,493
All Other Countries(1)	—	144,575	—	144,575

Total Common Stocks	2,151	146,004	—	148,155

Preferred Stocks(1)	—	472	—	472
Investment Companies	490	—	—	490

Total Investments	$2,641	$146,476	$—	$149,117

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$146,302

Gross tax appreciation of investments	$5,286
Gross tax depreciation of investments	(2,470)

Net tax appreciation of investments	$2,816

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$89	$36,560	$36,159	$2	$490

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.8%
Boeing (The) Co.	9,239	$1,438
L-3 Communications Holdings, Inc.	5,481	834

		2,272

Apparel & Textile Products - 0.8%
Michael Kors Holdings Ltd.*	16,651	716
PVH Corp.	3,368	304

		1,020

Asset Management - 0.2%
Leucadia National Corp.	13,971	325

Banking - 7.1%
Bank of America Corp.	85,372	1,887
Citigroup, Inc.	33,454	1,988
Fifth Third Bancorp	35,902	968
JPMorgan Chase & Co.	18,937	1,634
PNC Financial Services Group (The), Inc.	7,539	882
Regions Financial Corp.	65,307	938
Wells Fargo & Co.	14,864	819

		9,116

Biotechnology & Pharmaceuticals - 7.6%
Amgen, Inc.	10,058	1,471
Biogen, Inc.*	822	233
Gilead Sciences, Inc.	18,649	1,335
Johnson & Johnson	24,480	2,820
Merck & Co., Inc.	30,500	1,796
Pfizer, Inc.	62,096	2,017

		9,672

Chemicals - 2.3%
Avery Dennison Corp.	10,750	755
Dow Chemical (The) Co.	16,771	959
LyondellBasell Industries N.V., Class A	11,503	987
PPG Industries, Inc.	2,540	241

		2,942

Commercial Services - 1.3%
H&R Block, Inc.	33,616	773
Robert Half International, Inc.	18,772	915

		1,688

Consumer Products - 7.4%
Altria Group, Inc.	24,609	1,664
Campbell Soup Co.	14,870	899
Coca-Cola (The) Co.	7,435	308
General Mills, Inc.	12,277	758
JM Smucker (The) Co.	3,850	493
Kimberly-Clark Corp.	6,474	739
PepsiCo, Inc.	16,772	1,755
Philip Morris International, Inc.	1,846	169
Procter & Gamble (The) Co.	19,976	1,680
Tyson Foods, Inc., Class A	14,942	922

		9,387

Containers & Packaging - 1.2%
3M Co.	8,332	1,488

Electrical Equipment - 2.3%
Eaton Corp. PLC	13,031	874
General Electric Co.	34,643	1,095
Ingersoll-Rand PLC	12,320	924

		2,893

Engineering & Construction Services - 0.6%
Jacobs Engineering Group, Inc.*	13,695	781

Gaming, Lodging & Restaurants - 1.3%
Darden Restaurants, Inc.	11,741	854
McDonald’s Corp.	6,565	799

		1,653

Hardware - 6.1%
Apple, Inc.	34,363	3,980
Cisco Systems, Inc.	47,856	1,446
Garmin Ltd.	15,094	732
HP, Inc.	57,999	861
NetApp, Inc.	21,985	775

		7,794

Health Care Facilities & Services - 3.6%
Cardinal Health, Inc.	697	50
Express Scripts Holding Co.*	14,342	987
Humana, Inc.	4,720	963
McKesson Corp.	5,243	736
UnitedHealth Group, Inc.	11,231	1,798

		4,534

Industrial Services - 0.2%
United Rentals, Inc.*	1,938	205

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Institutional Financial Services - 2.7%
Bank of New York Mellon (The) Corp.	16,242	$769
Goldman Sachs Group (The), Inc.	6,022	1,442
Morgan Stanley	28,117	1,188

		3,399

Insurance - 4.0%
Aflac, Inc.	11,471	798
American International Group, Inc.	19,168	1,252
Berkshire Hathaway, Inc., Class B*	7,760	1,265
Lincoln National Corp.	13,369	886
Loews Corp.	19,869	930

		5,131

Iron & Steel - 0.7%
Nucor Corp.	15,467	921

Machinery - 0.7%
Illinois Tool Works, Inc.	446	55
Parker-Hannifin Corp.	6,332	886

		941

Media - 5.7%
Alphabet, Inc., Class A*	2,952	2,339
Comcast Corp., Class A	4,083	282
Facebook, Inc., Class A*	8,709	1,002
Omnicom Group, Inc.	10,721	912
Priceline Group (The), Inc.*	99	145
Scripps Networks Interactive, Inc., Class A	12,113	865
TEGNA, Inc.	27,204	582
Twenty-First Century Fox, Inc., Class A	25,366	711
VeriSign, Inc.*	2,157	164
Walt Disney (The) Co.	2,051	214

		7,216

Medical Equipment & Devices - 2.2%
Baxter International, Inc.	19,113	848
Becton Dickinson and Co.	5,747	951
C.R. Bard, Inc.	4,074	915
Varian Medical Systems, Inc.*	357	32

		2,746

Metals & Mining - 0.3%
Newmont Mining Corp.	11,092	378

Oil, Gas & Coal - 7.1%
Baker Hughes, Inc.	14,874	966
Chevron Corp.	5,154	607
Exxon Mobil Corp.	35,947	3,245
Helmerich & Payne, Inc.	12,256	949
Marathon Petroleum Corp.	11,986	603
ONEOK, Inc.	13,411	770
Tesoro Corp.	10,202	892
Valero Energy Corp.	15,396	1,052

		9,084

Passenger Transportation - 1.5%
Alaska Air Group, Inc.	10,705	950
Southwest Airlines Co.	7,897	393
United Continental Holdings, Inc.*	7,350	536

		1,879

Real Estate - 0.4%
CBRE Group, Inc., Class A*	14,522	457

Real Estate Investment Trusts - 2.6%
Equity Residential	15,124	973
Host Hotels & Resorts, Inc.	49,732	937
Ventas, Inc.	6,651	416
Welltower, Inc.	14,448	967

		3,293

Retail - Consumer Staples - 2.9%
CVS Health Corp.	8,686	685
Target Corp.	13,611	983
Walgreens Boots Alliance, Inc.	7,384	611
Wal-Mart Stores, Inc.	20,742	1,434

		3,713

Retail - Discretionary - 5.2%
Amazon.com, Inc.*	2,433	1,825
Bed Bath & Beyond, Inc.	17,697	719
Best Buy Co., Inc.	19,295	823
eBay, Inc.*	32,696	971
Gap (The), Inc.	31,378	704
Home Depot (The), Inc.	2,687	360
Kohl’s Corp.	5,988	296
Nordstrom, Inc.	5,368	257
Urban Outfitters, Inc.*	23,561	671

		6,626

Semiconductors - 4.0%
Applied Materials, Inc.	30,965	999
Intel Corp.	24,013	871

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Semiconductors - 4.0% continued
QUALCOMM, Inc.	20,832	$1,358
Texas Instruments, Inc.	17,103	1,248
Xilinx, Inc.	11,132	672

		5,148

Software - 3.6%
CA, Inc.	24,967	793
Microsoft Corp.	43,517	2,704
Oracle Corp.	29,192	1,123

		4,620

Specialty Finance - 2.0%
Capital One Financial Corp.	7,737	675
Navient Corp.	47,117	774
Visa, Inc., Class A	2,666	208
Western Union (The) Co.	40,979	890

		2,547

Technology Services - 3.0%
Accenture PLC, Class A	10,738	1,258
International Business Machines Corp.	10,617	1,762
Teradata Corp.*	28,111	764

		3,784

Telecom - 2.5%
AT&T, Inc.	25,656	1,091
CenturyLink, Inc.	28,606	681
Verizon Communications, Inc.	26,718	1,426

		3,198

Transportation & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	11,498	842
Norfolk Southern Corp.	1,688	183

		1,025

Transportation Equipment - 0.7%
Cummins, Inc.	6,841	935

Utilities - 3.1%
AES Corp.	69,112	803
Edison International	12,171	876
Entergy Corp.	10,177	747
FirstEnergy Corp.	24,823	769
NRG Energy, Inc.	17,030	209
Public Service Enterprise Group, Inc.	12,871	565

		3,969

Total Common Stocks (Cost $115,765)		126,780

INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	430,156	430

Total Investment Companies (Cost $430)		430

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.46%, 3/2/17(3) (4)	$190	$190

Total Short-Term Investments (Cost $190)		190

Total Investments - 100.0% (Cost $116,385)		127,400

Other Assets less Liabilities - 0.0%		19

NET ASSETS - 100.0%		$127,419

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	5	$559	Long	3/17	$2

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	9.6
Energy	7.2
Financials	15.3
Health Care	13.4
Industrials	10.5
Information Technology	20.6
Materials	3.3
Real Estate	3.0
Telecommunication Services	2.5
Utilities	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$126,780	$—	$—	$126,780
Investment Companies	430	—	—	430
Short-Term Investments	—	190	—	190

Total Investments	$127,210	$190	$—	$127,400

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$117,038

Gross tax appreciation of investments	$14,391
Gross tax depreciation of investments	(4,029)

Net tax appreciation of investments	$10,362

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$1,541	$16,277	$17,388	$2	$430

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Apparel & Textile Products - 1.9%
NIKE, Inc., Class B	43,796	$2,226

Asset Management - 1.5%
Charles Schwab (The) Corp.	44,935	1,774

Banking - 11.6%
Citigroup, Inc.	47,110	2,800
JPMorgan Chase & Co.	67,008	5,782
Wells Fargo & Co.	91,666	5,052

		13,634

Biotechnology & Pharmaceuticals - 12.0%
Alexion Pharmaceuticals, Inc.*	7,248	887
Allergan PLC*	16,701	3,507
Biogen, Inc.*	8,765	2,486
Celgene Corp.*	26,030	3,013
Gilead Sciences, Inc.	26,401	1,890
Shire PLC ADR	13,792	2,350

		14,133

Consumer Products - 4.8%
Coca-Cola (The) Co.	50,132	2,079
Mondelez International, Inc., Class A	44,651	1,979
Procter & Gamble (The) Co.	18,581	1,562

		5,620

Electrical Equipment - 4.6%
Fortive Corp.	8,959	480
General Electric Co.	116,382	3,678
Honeywell International, Inc.	10,486	1,215

		5,373

Gaming, Lodging & Restaurants - 4.8%
McDonald’s Corp.	11,015	1,341
Starbucks Corp.	42,141	2,339
Wynn Resorts Ltd.	12,184	1,054
Yum! Brands, Inc.	15,202	963

		5,697

Hardware - 4.2%
Apple, Inc.	42,881	4,966

Health Care Facilities & Services - 1.7%
Express Scripts Holding Co.*	28,734	1,977

Home & Office Products - 1.4%
Masco Corp.	53,668	1,697

Industrial Services - 0.9%
W.W. Grainger, Inc.	4,670	1,085

Institutional Financial Services - 2.8%
Intercontinental Exchange, Inc.	57,862	3,265

Insurance - 3.1%
Allstate (The) Corp.	26,965	1,999
American International Group, Inc.	25,278	1,651

		3,650

Iron & Steel - 1.3%
Nucor Corp.	24,839	1,478

Media - 10.1%
Alphabet, Inc., Class A*	1,714	1,358
Alphabet, Inc., Class C*	5,873	4,533
Twenty-First Century Fox, Inc., Class A	98,237	2,755
Twitter, Inc.*	47,794	779
Walt Disney (The) Co.	23,193	2,417

		11,842

Medical Equipment & Devices - 4.1%
Abbott Laboratories	32,040	1,230
Baxter International, Inc.	27,899	1,237
Zimmer Biomet Holdings, Inc.	22,547	2,327

		4,794

Oil, Gas & Coal - 7.6%
BP PLC ADR	52,220	1,952
EOG Resources, Inc.	15,807	1,598
Exxon Mobil Corp.	38,621	3,486
Schlumberger Ltd.	22,205	1,864

		8,900

Real Estate Investment Trusts - 1.8%
American Tower Corp.	19,543	2,065

Retail - Consumer Staples - 2.7%
CVS Health Corp.	40,260	3,177

Retail - Discretionary - 4.1%
Dick’s Sporting Goods, Inc.	43,970	2,335
Kohl’s Corp.	50,196	2,478

		4,813

Semiconductors - 3.8%
NXP Semiconductors N.V.*	27,054	2,651
QUALCOMM, Inc.	28,323	1,847

		4,498

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Software - 6.0%
Activision Blizzard, Inc.	44,393	$1,603
Oracle Corp.	37,490	1,441
Red Hat, Inc.*	26,694	1,861
salesforce.com, Inc.*	31,551	2,160

		7,065

Specialty Finance - 2.0%
Alliance Data Systems Corp.	10,044	2,295

Utilities - 0.8%
Duke Energy Corp.	11,681	907

Total Common Stocks (Cost $84,987)		116,931

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	597,978	598

Total Investment Companies (Cost $598)		598

Total Investments - 100.1% (Cost $85,585)		117,529

Liabilities less Other Assets - (0.1%)		(90)

NET ASSETS - 100.0%		$117,439

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.3%
Consumer Staples	7.5
Energy	7.6
Financials	19.1
Health Care	17.9
Industrials	7.0
Information Technology	21.8
Materials	1.2
Real Estate	1.8
Utilities	0.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$116,931	$—	$—	$116,931
Investment Companies	598	—	—	598

Total Investments	$117,529	$—	$—	$117,529

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$87,441

Gross tax appreciation of investments	$33,418
Gross tax depreciation of investments	(3,330)

Net tax appreciation of investments	$30,088

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$863	$15,010	$15,275	$1	$598

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.8%
Harris Corp.	184	$19
L-3 Communications Holdings, Inc.	73	11
Spirit AeroSystems Holdings, Inc., Class A	8,715	509
United Technologies Corp.	18,778	2,058

		2,597

Asset Management - 0.0%
Franklin Resources, Inc.	694	27

Automotive - 0.2%
Lear Corp.	1,180	156

Banking - 11.1%
Bank of America Corp.	87,714	1,939
Citigroup, Inc.	48,592	2,888
Fifth Third Bancorp	3,033	82
JPMorgan Chase & Co.	24,642	2,126
PNC Financial Services Group (The), Inc.	11,004	1,287
US Bancorp	7,120	366
Wells Fargo & Co.	29,422	1,621

		10,309

Biotechnology & Pharmaceuticals - 5.4%
Amgen, Inc.	2,537	371
Merck & Co., Inc.	34,554	2,034
Pfizer, Inc.	81,864	2,659

		5,064

Chemicals - 1.7%
Cabot Corp.	13,789	697
Celanese Corp., Series A	9,801	772
Dow Chemical (The) Co.	1,085	62

		1,531

Commercial Services - 0.4%
ManpowerGroup, Inc.	4,008	356

Consumer Products - 4.2%
Archer-Daniels-Midland Co.	5,997	274
Flowers Foods, Inc.	21,494	429
JM Smucker (The) Co.	6,230	798
Nu Skin Enterprises, Inc., Class A	6,071	290
Pilgrim’s Pride Corp.	37,051	704
Procter & Gamble (The) Co.	16,734	1,407

		3,902

Consumer Services - 0.2%
Graham Holdings Co., Class B	341	175

Containers & Packaging - 0.7%
Sonoco Products Co.	12,958	683

Design, Manufacturing & Distribution - 1.7%
Arrow Electronics, Inc.*	10,374	740
Avnet, Inc.	15,104	719
Jabil Circuit, Inc.	5,265	124

		1,583

Electrical Equipment - 2.3%
Eaton Corp. PLC	2,497	168
General Electric Co.	61,750	1,951

		2,119

Engineering & Construction Services - 0.7%
Jacobs Engineering Group, Inc.*	11,855	676

Hardware - 1.8%
Apple, Inc.	1,775	206
Cisco Systems, Inc.	38,904	1,176
Corning, Inc.	5,245	127
NetApp, Inc.	4,373	154

		1,663

Health Care Facilities & Services - 2.6%
Anthem, Inc.	7,975	1,146
Cardinal Health, Inc.	7,429	535
Cigna Corp.	760	101
Humana, Inc.	2,850	581
Patterson Cos., Inc.	1,988	82
Quest Diagnostics, Inc.	170	16

		2,461

Home & Office Products - 0.7%
NVR, Inc.*	289	482
Stanley Black & Decker, Inc.	1,086	125

		607

Institutional Financial Services - 3.9%
Bank of New York Mellon (The) Corp.	11,760	557
Goldman Sachs Group (The), Inc.	9,541	2,285
Morgan Stanley	875	37
State Street Corp.	9,345	726

		3,605

Insurance - 7.9%
Allstate (The) Corp.	7,775	576
American International Group, Inc.	19,888	1,299

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
Insurance - 7.9% continued
Aspen Insurance Holdings Ltd.	13,540	$745
Assurant, Inc.	8,301	771
Assured Guaranty Ltd.	19,792	747
Axis Capital Holdings Ltd.	11,593	757
Berkshire Hathaway, Inc., Class B*	4,406	718
Everest Re Group Ltd.	3,459	748
Hartford Financial Services Group (The), Inc.	1,840	88
Lincoln National Corp.	2,085	138
RenaissanceRe Holdings Ltd.	5,466	745
Validus Holdings Ltd.	660	36

		7,368

Iron & Steel - 1.2%
Nucor Corp.	7,290	434
Reliance Steel & Aluminum Co.	8,785	699

		1,133

Machinery - 0.4%
Parker-Hannifin Corp.	2,806	393

Manufactured Goods - 0.9%
Timken (The) Co.	4,015	159
Valmont Industries, Inc.	4,557	642

		801

Media - 0.8%
Twenty-First Century Fox, Inc., Class A	26,504	743

Medical Equipment & Devices - 2.9%
Abbott Laboratories	684	26
Baxter International, Inc.	18,662	827
Danaher Corp.	18,533	1,443
Medtronic PLC	5,586	398

		2,694

Oil, Gas & Coal - 12.5%
Baker Hughes, Inc.	18,210	1,183
Chevron Corp.	20,708	2,437
ConocoPhillips	39,524	1,982
CONSOL Energy, Inc.	35,003	638
Diamond Offshore Drilling, Inc.*	1,601	28
Dril-Quip, Inc.*	11,256	676
Exxon Mobil Corp.	13,904	1,255
HollyFrontier Corp.	3,308	108
Nabors Industries Ltd.	8,623	141
National Oilwell Varco, Inc.	20,854	781
Noble Corp. PLC	12,038	71
Noble Energy, Inc.	12,366	471
Superior Energy Services, Inc.	10,729	181
Valero Energy Corp.	19,533	1,335
Weatherford International PLC*	16,527	83
World Fuel Services Corp.	5,658	260

		11,630

Passenger Transportation - 1.2%
Delta Air Lines, Inc.	12,366	608
United Continental Holdings, Inc.*	6,926	505

		1,113

Real Estate Investment Trusts - 5.7%
AvalonBay Communities, Inc.	5,697	1,009
CoreCivic, Inc.	14,298	350
Equity Residential	14,810	953
Highwoods Properties, Inc.	14,571	743
Host Hotels & Resorts, Inc.	41,441	781
Kilroy Realty Corp.	4,804	352
Prologis, Inc.	10,864	573
Retail Properties of America, Inc., Class A	33,795	518

		5,279

Retail - Consumer Staples - 4.4%
CVS Health Corp.	9,352	738
Target Corp.	16,155	1,167
Walgreens Boots Alliance, Inc.	461	38
Wal-Mart Stores, Inc.	31,377	2,169

		4,112

Retail - Discretionary - 2.3%
Bed Bath & Beyond, Inc.	9,583	389
Best Buy Co., Inc.	16,995	725
Dillard’s, Inc., Class A	265	17
GameStop Corp., Class A	1,836	46
Kohl’s Corp.	10,569	522
Macy’s, Inc.	11,184	401
Staples, Inc.	2,629	24

		2,124

Semiconductors - 2.9%
Intel Corp.	23,145	839
QUALCOMM, Inc.	29,138	1,900

		2,739

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5% continued
Software - 1.5%
ANSYS, Inc.*	2,921	$270
CA, Inc.	21,232	675
Oracle Corp.	11,184	430

		1,375

Specialty Finance - 2.7%
Ally Financial, Inc.	38,473	732
Capital One Financial Corp.	3,647	318
CIT Group, Inc.	18,344	783
Navient Corp.	41,727	685

		2,518

Technology Services - 2.3%
Computer Sciences Corp.	10,381	617
DST Systems, Inc.	5,344	572
Teradata Corp.*	14,501	394
Xerox Corp.	65,390	571

		2,154

Telecom - 3.1%
AT&T, Inc.	49,025	2,085
CenturyLink, Inc.	32,156	765

		2,850

Transportation Equipment - 0.1%
Cummins, Inc.	672	92

Utilities - 5.3%
Ameren Corp.	262	14
American Electric Power Co., Inc.	10,020	631
Calpine Corp.*	45,053	515
Consolidated Edison, Inc.	1,311	97
Duke Energy Corp.	13,353	1,036
Edison International	6,754	486
FirstEnergy Corp.	22,837	707
Great Plains Energy, Inc.	26,477	724
OGE Energy Corp.	22,359	748

		4,958

Total Common Stocks (Cost $82,056)		91,590

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	25

Total Rights (Cost $26)		26

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	1,219,439	1,219

Total Investment Companies (Cost $1,219)		1,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.46%, 3/2/17(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 100.0% (Cost $83,451)		92,985

Other Assets less Liabilities - 0.0%		32

NET ASSETS - 100.0%		$93,017

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P500	12	$1,342	Long	3/17	$(2)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.3%
Consumer Staples	7.5
Energy	12.7
Financials	26.0
Health Care	11.2
Industrials	9.0
Information Technology	10.4
Materials	3.6
Real Estate	5.8
Telecommunication Services	3.1
Utilities	5.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$91,590	$—	$—	$91,590
Rights(1)	—	26	—	26
Investment Companies	1,219	—	—	1,219
Short-Term Investments	—	150	—	150

Total Investments	$92,809	$176	$—	$92,985

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$83,779

Gross tax appreciation of investments	$11,724
Gross tax depreciation of investments	(2,518)

Net tax appreciation of investments	$9,206

Transactions in affiliated investments for the nine months ended December 31, 2016,were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$717	$13,142	$12,640	$1	$1,219

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.4%
AAR Corp.	9,421	$311
Aerojet Rocketdyne Holdings, Inc.*	14,102	253
Aerovironment, Inc.*	4,791	128
Astronics Corp.*	7,524	255
Astronics Corp., Class B*	2,451	83
Ducommun, Inc.*	3,231	83
Esterline Technologies Corp.*	8,240	735
HEICO Corp.	10,203	787
KLX, Inc.*	14,784	667
LMI Aerospace, Inc.*	1,047	9
Moog, Inc., Class A*	8,596	565
Sevcon, Inc.*	540	5
SIFCO Industries, Inc.*	422	3
Smith & Wesson Holding Corp.*	14,461	305
Sturm Ruger & Co., Inc.	5,039	266
TASER International, Inc.*	14,903	361
Teledyne Technologies, Inc.*	9,801	1,205
Triumph Group, Inc.	8,362	222
Woodward, Inc.	17,226	1,189

		7,432

Apparel & Textile Products - 0.7%
Albany International Corp., Class A	7,851	363
Cherokee, Inc.*	387	4
Columbia Sportswear Co.	7,788	454
Crocs, Inc.*	21,617	148
Culp, Inc.	4,181	155
Deckers Outdoor Corp.*	8,754	485
Delta Apparel, Inc.*	9,100	189
Iconix Brand Group, Inc.*	3,816	36
Movado Group, Inc.	3,662	105
Oxford Industries, Inc.	3,099	186
Perry Ellis International, Inc.*	2,718	68
Steven Madden Ltd.*	15,220	544
Superior Uniform Group, Inc.	8,000	157
Unifi, Inc.*	7,138	233
Weyco Group, Inc.	3,602	113
Wolverine World Wide, Inc.	27,780	610

		3,850

Asset Management - 0.8%
Altisource Asset Management Corp.*	3,466	185
Artisan Partners Asset Management, Inc., Class A	9,278	276
Ashford, Inc.*	180	8
Associated Capital Group, Inc., Class A	6,657	219
Calamos Asset Management, Inc., Class A	2,074	18
Cohen & Steers, Inc.	6,284	211
Diamond Hill Investment Group, Inc.	1,099	231
Financial Engines, Inc.	12,647	465
GAMCO Investors, Inc., Class A	2,680	83
Janus Capital Group, Inc.	35,998	478
Kennedy-Wilson Holdings, Inc.	22,765	467
Manning & Napier, Inc.	13,459	102
NorthStar Asset Management Group, Inc.	17,696	264
Pzena Investment Management, Inc., Class A	4,472	50
Safeguard Scientifics, Inc.*	3,153	42
Siebert Financial Corp.	919	3
StoneCastle Financial Corp.	3,879	72
Virtus Investment Partners, Inc.	2,506	296
Waddell & Reed Financial, Inc., Class A	20,698	404
Westwood Holdings Group, Inc.	2,623	157
WisdomTree Investments, Inc.	14,499	161

		4,192

Automotive - 1.1%
American Axle & Manufacturing
Holdings, Inc.*	20,441	395
Cooper Tire & Rubber Co.	12,337	479
Cooper-Standard Holdings, Inc.*	3,699	382
Dana, Inc.	39,118	742
Dorman Products, Inc.*	10,328	755
Gentherm, Inc.*	9,736	330
Horizon Global Corp.*	2,625	63
Metaldyne Performance Group, Inc.	7,239	166
Methode Electronics, Inc.	8,040	332
Miller Industries, Inc.	9,169	243
Modine Manufacturing Co.*	2,673	40
Motorcar Parts of America, Inc.*	6,527	176
Standard Motor Products, Inc.	7,598	404
Strattec Security Corp.	531	21
Superior Industries International, Inc.	5,180	137
Tenneco, Inc.*	15,561	972
Unique Fabricating, Inc.	300	4

		5,641

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Banking - 12.2%
1st Source Corp.	6,068	$271
Access National Corp.	7,046	196
American National Bankshares, Inc.	2,847	99
Ameris Bancorp*	6,206	271
Ames National Corp.	2,706	89
Arrow Financial Corp.	8,289	336
Astoria Financial Corp.	11,005	205
Athens Bancshares Corp.	2,800	97
Banc of California, Inc.	6,816	118
BancFirst Corp.	3,899	363
Banco Latinoamericano de Comercio Exterior S.A.	8,934	263
Bancorp (The), Inc.*	1,492	12
BancorpSouth, Inc.	23,662	735
Bank Mutual Corp.	5,674	54
Bank of Hawaii Corp.	10,699	949
Bank of Marin Bancorp	4,181	292
Bank of South Carolina Corp.	110	2
Bank of the Ozarks, Inc.	19,143	1,007
BankFinancial Corp.	1,831	27
Bankwell Financial Group, Inc.	1,121	36
Banner Corp.	2,709	151
Bar Harbor Bankshares	3,063	145
BCB Bancorp, Inc.	508	7
Beneficial Bancorp, Inc.	20,215	372
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	10,013	369
Blue Hills Bancorp, Inc.	8,056	151
BNC Bancorp	8,668	276
BofI Holding, Inc.*	15,511	443
Boston Private Financial Holdings, Inc.	17,101	283
Bridge Bancorp, Inc.	4,079	155
Brookline Bancorp, Inc.	23,158	380
Bryn Mawr Bank Corp.	5,450	230
C&F Financial Corp.	450	22
California First National Bancorp	1,739	27
Camden National Corp.	4,260	189
Capital Bank Financial Corp., Class A	5,506	216
Capital City Bank Group, Inc.	4,318	88
Capitol Federal Financial, Inc.	34,536	568
Cardinal Financial Corp.	9,823	322
Cascade Bancorp*	6,017	49
Cathay General Bancorp	19,644	747
CenterState Banks, Inc.	8,468	213
Central Pacific Financial Corp.	5,098	160
Century Bancorp, Inc., Class A	5,370	322
Chemical Financial Corp.	10,653	577
Citizens & Northern Corp.	752	20
City Holding Co.	5,396	365
Clifton Bancorp, Inc.	7,436	126
CoBiz Financial, Inc.	1,671	28
Columbia Banking System, Inc.	14,115	631
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	10,482	648
Community Trust Bancorp, Inc.	6,360	315
ConnectOne Bancorp, Inc.	5,661	147
Customers Bancorp, Inc.*	10,299	369
CVB Financial Corp.	26,024	597
Dime Community Bancshares, Inc.	7,971	160
DNB Financial Corp.	4,781	136
Eagle Bancorp, Inc.*	7,414	452
Enterprise Bancorp, Inc.	635	24
Enterprise Financial Services Corp.	769	33
ESSA Bancorp, Inc.	10,072	158
EverBank Financial Corp.	16,000	311
Farmers Capital Bank Corp.*	3,674	154
FCB Financial Holdings, Inc., Class A*	7,188	343
Fidelity Southern Corp.	1,825	43
Financial Institutions, Inc.	8,383	287
First Bancorp	8,636	234
First Bancorp, Inc.	3,196	106
First Busey Corp.	11,356	350
First Citizens BancShares, Inc., Class A	2,256	801
First Commonwealth Financial Corp.	21,719	308
First Community Bancshares, Inc.	5,015	151
First Connecticut Bancorp, Inc.	7,341	166
First Defiance Financial Corp.	7,415	376
First Financial Bancorp	15,353	437
First Financial Bankshares, Inc.	20,324	919
First Financial Corp.	2,786	147
First Financial Northwest, Inc.	699	14
First Internet Bancorp	8,056	258
First Interstate BancSystem, Inc., Class A	6,527	278
First Merchants Corp.	9,486	357
First Mid-Illinois Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	19,103	482
First NBC Bank Holding Co.*	148	1

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Banking - 12.2% continued
First of Long Island (The) Corp.	12,749	$364
First South Bancorp, Inc.*	344	4
Flushing Financial Corp.	4,757	140
FNB Corp.	63,048	1,011
Fulton Financial Corp.	43,305	814
German American Bancorp, Inc.	340	18
Glacier Bancorp, Inc.	18,486	670
Great Southern Bancorp, Inc.	5,807	317
Great Western Bancorp, Inc.	7,773	339
Guaranty Bancorp	849	21
Hancock Holding Co.	19,134	825
Hanmi Financial Corp.	10,251	358
Hawthorn Bancshares, Inc.	1,127	20
Heartland Financial USA, Inc.	6,537	314
Heritage Financial Corp.	1,152	30
Hilltop Holdings, Inc.	18,595	554
Hingham Institution for Savings	65	13
Home BancShares, Inc.	27,972	777
Home Federal Bancorp, Inc.	2,915	78
Hope Bancorp, Inc.	24,759	542
IBERIABANK Corp.	9,389	786
Independent Bank Corp.	8,484	598
Independent Bank Corp. (Berlin Exchange)	4,790	104
Independent Bank Group, Inc.	4,181	261
International Bancshares Corp.	10,027	409
Investors Bancorp, Inc.	99,457	1,387
Kearny Financial Corp.	22,927	356
Kentucky First Federal Bancorp	724	7
Lake Shore Bancorp, Inc.	300	5
Lakeland Bancorp, Inc.	8,352	163
Lakeland Financial Corp.	5,505	261
Landmark Bancorp, Inc.	5,865	164
LegacyTexas Financial Group, Inc.	18,783	809
MainSource Financial Group, Inc.	1,283	44
MB Financial, Inc.	18,385	868
Mercantile Bank Corp.*	5,914	223
Merchants Bancshares, Inc.	6,961	377
Meridian Bancorp, Inc.	16,392	310
Middleburg Financial Corp.	2,377	83
MidSouth Bancorp, Inc.	762	10
MidWestOne Financial Group, Inc.	464	17
MSB Financial Corp.*	2,550	37
MutualFirst Financial, Inc.	378	12
NASB Financial, Inc.	4,247	148
National Bank Holdings Corp., Class A	8,760	279
National Bankshares, Inc.	1,951	85
National Commerce Corp.*	4,995	186
NBT Bancorp, Inc.	10,221	428
Northeast Community Bancorp, Inc.	897	7
Northfield Bancorp, Inc.	16,412	328
Northrim BanCorp, Inc.	3,309	105
Northwest Bancshares, Inc.	17,771	320
Norwood Financial Corp.	2,182	72
OceanFirst Financial Corp.	6,268	188
OFG Bancorp	8,108	106
Ohio Valley Banc Corp.	719	20
Old National Bancorp	40,591	737
Old Second Bancorp, Inc.	11,490	127
Opus Bank	2,346	70
Oritani Financial Corp.	16,877	316
Pacific Continental Corp.	780	17
Pacific Premier Bancorp, Inc.*	4,793	169
Park National Corp.	2,320	278
Peapack Gladstone Financial Corp.	4,593	142
Peoples Bancorp, Inc.	800	26
Peoples Financial Corp.*	236	4
Peoples Financial Services Corp.	408	20
Pinnacle Financial Partners, Inc.	7,667	531
Popular, Inc.	23,655	1,037
Preferred Bank	2,754	144
Premier Financial Bancorp, Inc.*	2,135	43
PrivateBancorp, Inc.	18,303	992
Prosperity Bancshares, Inc.	17,154	1,231
Provident Financial Services, Inc.	16,024	453
Prudential Bancorp, Inc.	1,121	19
QCR Holdings, Inc.	7,829	339
Renasant Corp.	9,880	417
Republic Bancorp, Inc., Class A	1,912	76
Republic First Bancorp, Inc.*	26,301	220
S&T Bancorp, Inc.	9,668	377
Sandy Spring Bancorp, Inc.	8,385	335
Seacoast Banking Corp. of Florida*	858	19
ServisFirst Bancshares, Inc.	11,012	412
Severn Bancorp, Inc.*	1,392	11
Shore Bancshares, Inc.	691	11
SI Financial Group, Inc.	797	12

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Banking - 12.2% continued
Sierra Bancorp	800	$21
Simmons First National Corp., Class A	7,363	458
South State Corp.	6,783	593
Southern National Bancorp of Virginia, Inc.	669	11
Southside Bancshares, Inc.	7,886	297
Southwest Bancorp, Inc.	794	23
State Bank Financial Corp.	13,868	372
Sterling Bancorp	32,805	768
Stock Yards Bancorp, Inc.	9,197	432
Suffolk Bancorp*	712	30
Sun Bancorp, Inc.	295	8
TCF Financial Corp.	40,256	789
Texas Capital Bancshares, Inc.*	6,440	505
Tompkins Financial Corp.	4,470	423
Towne Bank	11,354	378
TriCo Bancshares	3,158	108
TrustCo Bank Corp. NY	9,748	85
Trustmark Corp.	16,549	590
UMB Financial Corp.	11,550	891
Umpqua Holdings Corp.	54,149	1,017
Union Bankshares Corp.	10,450	373
United Bancorp, Inc.	498	7
United Bankshares, Inc.	17,092	790
United Community Banks, Inc.	13,067	387
United Financial Bancorp, Inc.	6,756	123
Univest Corp. of Pennsylvania	3,073	95
Valley National Bancorp	54,093	630
Washington Federal, Inc.	23,248	799
Washington Trust Bancorp, Inc.	3,638	204
Waterstone Financial, Inc.	3,934	72
Webster Financial Corp.	22,237	1,207
WesBanco, Inc.	9,601	413
West Bancorporation, Inc.	3,008	74
Westamerica Bancorporation	6,333	399
Western Alliance Bancorp*	21,070	1,026
Western New England Bancorp, Inc.	4,192	39
Wintrust Financial Corp.	6,710	487
WSFS Financial Corp.	11,640	539
Yadkin Financial Corp.	10,074	345

		63,786

Biotechnology & Pharmaceuticals - 4.7%
ACADIA Pharmaceuticals, Inc.*	1,521	44
Aceto Corp.	5,369	118
Achillion Pharmaceuticals, Inc.*	30,214	125
Aclaris Therapeutics, Inc.*	6,118	166
Acorda Therapeutics, Inc.*	7,981	150
Adamas Pharmaceuticals, Inc.*	7,749	131
Adamis Pharmaceuticals Corp.*	3,260	10
Advaxis, Inc.*	9,687	69
Adverum Biotechnologies, Inc.*	262	1
Aerie Pharmaceuticals, Inc.*	10,401	394
Agenus, Inc.*	14,480	60
Agios Pharmaceuticals, Inc.*	7,143	298
Akorn, Inc.*	20,793	454
Albany Molecular Research, Inc.*	11,051	207
Alder Biopharmaceuticals, Inc.*	2,858	59
Aldeyra Therapeutics, Inc.*	4,124	22
AMAG Pharmaceuticals, Inc.*	11,049	385
Amicus Therapeutics, Inc.*	6,737	33
Amphastar Pharmaceuticals, Inc.*	13,970	257
ANI Pharmaceuticals, Inc.*	3,160	192
Anika Therapeutics, Inc.*	6,369	312
Aptevo Therapeutics, Inc.*	5,458	13
Aquinox Pharmaceuticals, Inc.*	17,947	296
Aralez Pharmaceuticals, Inc.*	11,544	51
Aratana Therapeutics, Inc.*	4,995	36
Ardelyx, Inc.*	8,362	119
Arena Pharmaceuticals, Inc.*	4,931	7
Array BioPharma, Inc.*	17,941	158
Assembly Biosciences, Inc.*	7,749	94
Asterias Biotherapeutics, Inc.*	258	1
Atara Biotherapeutics, Inc.*	8,058	114
Avexis, Inc.*	2,856	136
Bellicum Pharmaceuticals, Inc.*	12,441	169
BioCryst Pharmaceuticals, Inc.*	7,285	46
BioDelivery Sciences International, Inc.*	2,775	5
BioSpecifics Technologies Corp.*	4,642	259
Blueprint Medicines Corp.*	3,671	103
Cambrex Corp.*	19,469	1,050
Cara Therapeutics, Inc.*	5,506	51
Celldex Therapeutics, Inc.*	6,681	24
Cellular Biomedicine Group, Inc.*	1,418	19
Cempra, Inc.*	6,322	18
Chiasma, Inc.*	281	1
Clovis Oncology, Inc.*	14,496	644

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Biotechnology & Pharmaceuticals - 4.7% continued
Coherus Biosciences, Inc.*	4,389	$124
Collegium Pharmaceutical, Inc.*	12,237	191
Concert Pharmaceuticals, Inc.*	16,111	166
Curis, Inc.* (1)	68	—
Cytokinetics, Inc.*	20,698	251
Depomed, Inc.*	13,807	249
Dermira, Inc.*	6,941	211
Dicerna Pharmaceuticals, Inc.*	395	1
Dipexium Pharmaceuticals, Inc.*	12,032	19
Dynavax Technologies Corp.*	14,558	57
Eagle Pharmaceuticals, Inc.*	4,153	329
Egalet Corp.*	4,995	38
Emergent BioSolutions, Inc.*	10,917	359
Enanta Pharmaceuticals, Inc.*	7,954	266
Epizyme, Inc.*	6,633	80
Esperion Therapeutics, Inc.*	10,605	133
Exelixis, Inc.*	57,627	859
FibroGen, Inc.*	7,145	153
Five Prime Therapeutics, Inc.*	6,940	348
Flex Pharma, Inc.*	148	1
Flexion Therapeutics, Inc.*	16,520	314
Geron Corp.*	19,782	41
Global Blood Therapeutics, Inc.*	6,527	94
Heron Therapeutics, Inc.*	1,737	23
Heska Corp.*	5,751	412
Horizon Pharma PLC*	41,000	663
Immune Design Corp.*	427	2
ImmunoGen, Inc.*	1,107	2
Immunomedics, Inc.*	19,058	70
Impax Laboratories, Inc.*	18,818	249
Imprimis Pharmaceuticals, Inc.*	17,700	44
Innoviva, Inc.*	21,923	235
Inovio Pharmaceuticals, Inc.*	21,441	149
Insmed, Inc.*	20,094	266
Insys Therapeutics, Inc.*	9,501	87
Intersect ENT,Inc.*	16,824	204
Intra-Cellular Therapies, Inc.*	619	9
Juniper Pharmaceuticals, Inc.*	5,414	30
KemPharm, Inc.*	287	1
Keryx Biopharmaceuticals, Inc.*	122	1
La Jolla Pharmaceutical Co.*	12,949	227
Lannett Co., Inc.*	12,367	273
Lexicon Pharmaceuticals, Inc.*	16,384	227
Ligand Pharmaceuticals, Inc.*	10,497	1,067
Lion Biotechnologies, Inc.*	3,364	23
Lipocine, Inc.* (1)	136	—
Loxo Oncology, Inc.*	8,056	259
MacroGenics, Inc.*	7,860	161
Medicines (The) Co.*	11,632	395
Merrimack Pharmaceuticals, Inc.*	2,344	10
Minerva Neurosciences, Inc.*	11,522	135
Mirati Therapeutics, Inc.*	262	1
Momenta Pharmaceuticals, Inc.*	12,529	189
Natural Alternatives International, Inc.*	729	8
Nature’s Sunshine Products, Inc.	7,344	110
Nektar Therapeutics*	21,731	267
Neurocrine Biosciences, Inc.*	17,871	692
Neuroderm Ltd.*	7,035	156
NewLink Genetics Corp.*	11,693	120
Novavax, Inc.*	2,370	3
Novelion Therapeutics, Inc.*	1,055	9
Nutraceutical International Corp.	7,047	246
Ocular Therapeutix, Inc.*	395	3
Omega Protein Corp.*	1,049	26
Omeros Corp.*	17,390	173
OncoMed Pharmaceuticals, Inc.*	10,074	78
Osiris Therapeutics, Inc.*	2,778	14
Otonomy, Inc.*	11,828	188
Pacira Pharmaceuticals, Inc.*	6,539	211
Paratek Pharmaceuticals, Inc.*	13,363	206
PDL BioPharma, Inc.	19,881	42
Pfenex, Inc.*	2,448	22
Phibro Animal Health Corp., Class A	10,605	311
Prestige Brands Holdings, Inc.*	13,612	709
Progenics Pharmaceuticals, Inc.*	2,400	21
ProQR Therapeutics N.V.*	154	1
Proteostasis Therapeutics, Inc.*	7,137	87
Prothena Corp. PLC*	1,535	76
PTC Therapeutics, Inc.*	263	3
Recro Pharma, Inc.*	2,148	17
Retrophin, Inc.*	8,040	152
Revance Therapeutics, Inc.*	12,645	262
Sangamo BioSciences, Inc.*	33,092	101
Sarepta Therapeutics, Inc.*	3,797	104
SciClone Pharmaceuticals, Inc.*	19,830	214
Sorrento Therapeutics, Inc.*	28,352	139

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Biotechnology & Pharmaceuticals - 4.7% continued
Spark Therapeutics, Inc.*	2,450	$122
Spectrum Pharmaceuticals, Inc.*	2,668	12
Stemline Therapeutics, Inc.*	3,977	43
Sucampo Pharmaceuticals, Inc., Class A*	12,058	163
Supernus Pharmaceuticals, Inc.*	6,933	175
TESARO, Inc.*	4,357	586
TG Therapeutics, Inc.*	1,109	5
TherapeuticsMD, Inc.*	8,574	49
Theravance Biopharma, Inc.*	6,431	205
USANA Health Sciences, Inc.*	7,118	436
Vanda Pharmaceuticals, Inc.*	19,065	304
Versartis, Inc.*	17,436	260
Vital Therapies, Inc.*	560	2
WaVe Life Sciences Ltd.*	6,016	157
XBiotech, Inc.*	7,341	74
Xencor, Inc.*	9,799	258
ZIOPHARM Oncology, Inc.*	1,709	9
Zogenix, Inc.*	10,503	128

		24,358

Chemicals - 2.1%
A. Schulman, Inc.	10,441	349
American Vanguard Corp.	4,261	82
Balchem Corp.	8,636	725
Calgon Carbon Corp.	17,512	298
Chemtura Corp.*	27,133	901
CSW Industrials, Inc.*	3,568	132
Ferro Corp.*	16,832	241
FutureFuel Corp.	14,479	201
H.B. Fuller Co.	14,119	682
Hawkins, Inc.	6,110	330
Innophos Holdings, Inc.	6,737	352
Innospec, Inc.	6,465	443
KMG Chemicals, Inc.	5,522	215
Koppers Holdings, Inc.*	12,207	492
Kraton Corp.*	9,163	261
Kronos Worldwide, Inc.	700	8
Landec Corp.*	3,160	44
LSB Industries, Inc.* (1)	19	—
Lydall, Inc.*	3,058	189
Materion Corp.	9,003	357
Minerals Technologies, Inc.	8,037	621
Oil-Dri Corp. of America	3,464	132
Olin Corp.	12,745	326
OMNOVA Solutions, Inc.*	1,808	18
Platform Specialty Products Corp.*	37,014	363
PolyOne Corp.	6,314	202
Quaker Chemical Corp.	4,540	581
Sensient Technologies Corp.	13,138	1,032
Stepan Co.	4,431	361
Synalloy Corp.*	100	1
Trinseo S.A.	2,448	145
Univar, Inc.*	6,022	171
WD-40 Co.	6,433	752

		11,007

Commercial Services - 2.9%
ABM Industries, Inc.	15,620	638
Advisory Board (The) Co.*	9,120	303
AMN Healthcare Services, Inc.*	12,175	468
ARC Document Solutions, Inc.*	2,698	14
Ascent Capital Group, Inc., Class A*	1,446	23
Barrett Business Services, Inc.	4,110	263
Brady Corp., Class A	13,303	499
Brink’s (The) Co.	14,828	612
CBIZ, Inc.*	21,026	288
CDI Corp.*	902	7
CEB, Inc.	9,318	565
Cimpress N.V.*	8,347	765
Collectors Universe, Inc.	10,569	224
Computer Task Group, Inc.	1,625	7
CorVel Corp.*	7,573	277
CRA International, Inc.	10,221	374
Cross Country Healthcare, Inc.*	15,439	241
Deluxe Corp.	13,907	996
Ennis, Inc.	5,337	93
Franklin Covey Co.*	1,057	21
FTI Consulting, Inc.*	11,580	522
G&K Services, Inc., Class A	5,284	510
GP Strategies Corp.*	9,160	262
Hackett Group (The), Inc.	11,052	195
Healthcare Services Group, Inc.	19,858	778
HMS Holdings Corp.*	21,645	393
Huron Consulting Group, Inc.*	5,547	281
Information Services Group, Inc.*	10,669	39
Innodata, Inc.*	1,921	5
Insperity, Inc.	7,288	517

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31,2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Commercial Services - 2.9% continued
Intersections, Inc.* (1)	38	$—
Kelly Services, Inc., Class A	5,612	129
Kforce, Inc.	13,052	301
Korn/Ferry International	14,121	416
LifeLock, Inc.*	11,228	269
LSC Communications, Inc.	888	26
National Research Corp., Class A	7,691	146
Navigant Consulting, Inc.*	15,197	398
On Assignment, Inc.*	14,393	636
Quad/Graphics, Inc.	5,506	148
R.R. Donnelley & Sons Co.	2,515	41
Resources Connection, Inc.	8,770	169
RPX Corp.*	11,522	124
Sotheby’s*	14,959	596
SP Plus Corp.*	4,977	140
TriNet Group, Inc.*	5,098	131
TrueBlue, Inc.*	10,961	270
UniFirst Corp.	4,174	600
Vectrus, Inc.*	8,056	192
Viad Corp.	5,111	225
Volt Information Sciences, Inc.*	2,757	19
Where Food Comes From, Inc.*	1,100	2

		15,158

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	9,381	193
Apogee Enterprises, Inc.	7,770	416
Boise Cascade Co.*	11,114	250
Continental Building Products, Inc.*	5,404	125
Deltic Timber Corp.	4,019	310
Headwaters, Inc.*	20,827	490
Louisiana-Pacific Corp.*	39,907	755
Patrick Industries, Inc.*	5,404	412
Ply Gem Holdings, Inc.*	8,158	133
Summit Materials, Inc., Class A*	17,621	419
Tecnoglass, Inc.	6,424	79
Trex Co., Inc.*	7,770	500
United States Lime & Minerals, Inc.*	4,275	324
Universal Forest Products, Inc.	5,568	569
US Concrete, Inc.*	3,568	234

		5,209

Consumer Products - 2.0%
Adecoagro S.A.*	25,985	270
Alico, Inc.	1,295	35
B&G Foods, Inc.	13,412	587
Boston Beer (The) Co., Inc., Class A*	2,079	353
Bridgford Foods Corp.*	366	4
Cal-Maine Foods, Inc.	6,439	284
Central Garden & Pet Co.*	200	7
Central Garden & Pet Co., Class A*	4,302	133
Clearwater Paper Corp.*	3,553	233
Coca-Cola Bottling Co. Consolidated	1,781	319
Craft Brew Alliance, Inc.*	7,861	133
Darling Ingredients, Inc.*	29,113	376
Dean Foods Co.	16,845	367
Farmer Brothers Co.*	7,253	266
Fresh Del Monte Produce, Inc.	7,137	433
Helen of Troy Ltd.*	7,674	648
HRG Group, Inc.*	13,602	212
Inter Parfums, Inc.	5,419	177
J&J Snack Foods Corp.	4,396	587
John B. Sanfilippo & Son, Inc.	2,550	180
Lancaster Colony Corp.	4,215	596
Lifeway Foods, Inc.*	296	3
National Beverage Corp.	16,869	862
Orchids Paper Products Co.	496	13
Post Holdings, Inc.*	5,798	466
Revlon, Inc., Class A*	496	14
Sanderson Farms, Inc.	6,403	603
Seaboard Corp.*	78	308
Seneca Foods Corp., Class A*	302	12
Snyder’s-Lance, Inc.	14,925	572
Tejon Ranch Co.*	3,098	79
TerraVia Holdings, Inc.*	61,191	70
Tootsie Roll Industries, Inc.	12,600	501
United-Guardian, Inc.	502	8
Universal Corp.	3,932	251
Vector Group Ltd.	19,265	438

		10,400

Consumer Services - 0.9%
Aaron’s, Inc.	17,529	561
American Public Education, Inc.*	6,025	148
Apollo Education Group, Inc.*	19,200	190
Bridgepoint Education, Inc.*	399	4
Bright Horizons Family Solutions, Inc.*	5,608	393
Capella Education Co.	3,473	305
DeVry Education Group, Inc.	17,207	537

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Consumer Services - 0.9% continued
Grand Canyon Education, Inc.*	12,613	$737
K12, Inc.*	9,453	162
Matthews International Corp., Class A	9,201	707
Medifast, Inc.	496	21
Nutrisystem, Inc.	10,401	360
Regis Corp.*	10,031	146
Rent-A-Center, Inc.	551	6
Strayer Education, Inc.*	4,180	337

		4,614

Containers & Packaging - 0.4%
AEP Industries, Inc.	2,385	277
Greif, Inc., Class A	8,566	439
KapStone Paper and Packaging Corp.	23,884	527
Multi-Color Corp.	3,443	267
Myers Industries, Inc.	3,837	55
Tredegar Corp.	14,105	338
UFP Technologies, Inc.*	5,608	143

		2,046

Design, Manufacturing & Distribution - 0.6%
Benchmark Electronics, Inc.*	12,648	386
CTS Corp.	7,554	169
Fabrinet*	9,074	366
Plexus Corp.*	8,518	460
Sanmina Corp.*	20,046	735
Tech Data Corp.*	9,371	793
Transcat, Inc.*	83	1

		2,910

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	4,634	207
Calavo Growers, Inc.	4,085	251
Core-Mark Holding Co., Inc.	12,359	532
United Natural Foods, Inc.*	10,719	512

		1,502

Distributors - Discretionary - 0.7%
Bassett Furniture Industries, Inc.	7,035	214
ePlus, Inc.*	4,306	496
Essendant, Inc.	12,369	259
FTD Cos., Inc.*	8,337	199
G-III Apparel Group Ltd.*	9,668	286
Insight Enterprises, Inc.*	12,202	493
PC Connection, Inc.	9,162	257
PCM, Inc.*	1,077	24
ScanSource, Inc.*	8,377	338
SYNNEX Corp.	7,327	887
Systemax, Inc.	7,461	65
Veritiv Corp.*	3,058	164
Wayside Technology Group, Inc.	6,340	119

		3,801

Electrical Equipment - 2.0%
AAON, Inc.	24,884	822
Argan, Inc.	4,429	313
Babcock & Wilcox Enterprises, Inc.*	14,988	249
Badger Meter, Inc.	10,626	393
Bel Fuse, Inc., Class B	11,325	350
Belden, Inc.	10,588	792
Chase Corp.	465	39
Cognex Corp.	21,745	1,383
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,546	66
ESCO Technologies, Inc.	7,301	414
Espey Manufacturing & Electronics Corp.	7,582	194
FARO Technologies, Inc.*	5,034	181
Generac Holdings, Inc.*	19,279	785
General Cable Corp.	9,585	183
Houston Wire & Cable Co.	2,007	13
Itron, Inc.*	11,453	720
Kimball Electronics, Inc.*	2,802	51
Landauer, Inc.	5,302	255
Littelfuse, Inc.	5,805	881
LSI Industries, Inc.	447	4
Mesa Laboratories, Inc.	1,917	235
MOCON, Inc.	6,404	125
NL Industries, Inc.*	1,344	11
Novanta, Inc.*	14,069	295
OSISystems,Inc.*	7,260	553
Powell Industries, Inc.	6,184	241
Preformed Line Products Co.	2,203	128
SPX Corp.*	14,582	346
Stoneridge, Inc.*	1,087	19
Watts Water Technologies, Inc., Class A	7,895	515

		10,556

Engineering & Construction Services - 1.3%
Comfort Systems USA, Inc.	7,676	256
Dycom Industries, Inc.*	9,471	760

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Engineering & Construction Services - 1.3% continued
EMCOR Group, Inc.	17,463	$1,236
EnerNOC, Inc.*	6,933	42
Exponent, Inc.	15,547	937
Granite Construction, Inc.	10,984	604
Great Lakes Dredge & Dock Corp.*	4,140	17
IES Holdings, Inc.*	1,454	28
Installed Building Products, Inc.*	7,035	291
Kratos Defense & Security Solutions, Inc.*	382	3
MasTec, Inc.*	18,528	709
Mistras Group, Inc.*	5,812	149
MYR Group, Inc.*	7,505	283
NV5 Global, Inc.*	4,283	143
Orion Group Holdings, Inc.* (1)	17	—
Primoris Services Corp.	7,954	181
Team, Inc.*	9,594	377
TopBuild Corp.*	10,401	370
TRC Cos., Inc.*	2,011	21
Tutor Perini Corp.*	10,401	291
VSE Corp.	6,636	258
Willbros Group, Inc.*	4,999	16

		6,972

Forest & Paper Products - 0.4%
Domtar Corp.	13,078	510
Mercer International, Inc.	10,299	109
Neenah Paper, Inc.	6,992	596
P.H. Glatfelter Co.	10,076	241
Resolute Forest Products, Inc.*	23,538	126
Schweitzer-Mauduit International, Inc.	10,257	467

		2,049

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	26,342	352
Biglari Holdings, Inc.*	577	273
BJ’s Restaurants, Inc.*	5,961	234
Bloomin’ Brands, Inc.	31,508	568
Bob Evans Farms, Inc.	4,786	255
Bojangles’,Inc.*	10,605	198
Boyd Gaming Corp.*	21,523	434
Brinker International, Inc.	1,599	79
Buffalo Wild Wings, Inc.*	5,149	795
Carrols Restaurant Group, Inc.*	11,257	172
Cheesecake Factory (The), Inc.	13,231	792
Choice Hotels International, Inc.	3,035	170
Churchill Downs, Inc.	3,522	530
Chuy’s Holdings, Inc.*	6,118	198
Cracker Barrel Old Country Store, Inc.	5,159	861
Dave & Buster’s Entertainment, Inc.*	6,629	373
Denny’s Corp.*	24,760	318
DineEquity, Inc.	4,501	347
El Pollo Loco Holdings, Inc.*	715	9
Famous Dave’s of America, Inc.*	1,961	10
Fiesta Restaurant Group, Inc.*	6,818	203
Flanigan’s Enterprises, Inc.	3,254	79
Golden Entertainment, Inc.	1,631	20
ILG, Inc.	7,406	134
Isle of Capri Casinos, Inc.*	10,290	254
Jack in the Box, Inc.	15,162	1,693
Kona Grill, Inc.*	6,342	80
La Quinta Holdings, Inc.*	25,390	361
Luby’s, Inc.*	1,382	6
Marriott Vacations Worldwide Corp.	6,364	540
Monarch Casino & Resort, Inc.*	921	24
Nathan’s Famous, Inc.*	1,732	112
Papa John’s International, Inc.	14,218	1,217
Penn National Gaming, Inc.*	11,522	159
Pinnacle Entertainment, Inc.*	13,364	194
Popeyes Louisiana Kitchen, Inc.*	6,323	382
Red Lion Hotels Corp.*	1,215	10
Red Robin Gourmet Burgers, Inc.*	6,929	391
Ruby Tuesday, Inc.*	1,682	5
Ruth’s Hospitality Group, Inc.	10,238	187
Scientific Games Corp., Class A*	9,378	131
Shake Shack, Inc., Class A*	2,346	84
Sonic Corp.	12,893	342
Texas Roadhouse, Inc.	18,930	913
Wendy’s (The) Co.	38,614	522
Zoe’s Kitchen, Inc.*	5,404	130

		15,141

Hardware - 2.4%
3D Systems Corp.*	17,538	233
ADTRAN, Inc.	10,309	230
AVX Corp.	11,624	182
Brocade Communications Systems, Inc.	10,376	130
CalAmp Corp.*	9,278	135
Ciena Corp.*	31,512	769
Clearfield, Inc.*	4,995	103

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Hardware - 2.4% continued
Communications Systems, Inc.	337	$2
Comtech Telecommunications Corp.	3,941	47
Cray, Inc.*	7,454	154
Daktronics, Inc.	11,126	119
Datalink Corp.*	7,549	85
Diebold Nixdorf, Inc.	16,519	415
Digimarc Corp.*	4,125	124
Eastman Kodak Co.*	14,072	218
Electronics For Imaging, Inc.*	10,544	463
Extreme Networks, Inc.*	6,037	30
Finisar Corp.*	26,589	805
Gigamon, Inc.*	7,035	320
GoPro, Inc., Class A*	22,865	199
Harmonic, Inc.*	7,812	39
IMAX Corp.*	16,213	509
Immersion Corp.*	8,777	93
Infinera Corp.*	33,261	282
InterDigital, Inc.	9,261	846
Ixia*	16,034	258
Knowles Corp.*	22,230	372
Kopin Corp.*	7,355	21
KVH Industries, Inc.*	6,722	79
Loral Space & Communications, Inc.*	2,221	91
Lumentum Holdings, Inc.*	11,930	461
Mercury Systems, Inc.*	9,483	287
MRV Communications, Inc.*	4,385	36
NETGEAR, Inc.*	8,225	447
NetScout Systems, Inc.*	23,529	741
Nimble Storage, Inc.*	683	5
Numerex Corp., Class A*	2,000	15
PAR Technology Corp.*	3,828	21
PC-Tel, Inc.	1,366	7
Plantronics, Inc.	7,744	424
RELM Wireless Corp.	1,835	9
Sonus Networks, Inc.*	3,789	24
Stratasys Ltd.*	13,255	219
Super Micro Computer, Inc.*	9,844	276
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	2,251	31
Ubiquiti Networks, Inc.*	5,475	317
Universal Electronics, Inc.*	4,254	275
UTStarcom Holdings Corp.* (1)	1	—
VeriFone Systems, Inc.*	407	7
ViaSat, Inc.*	10,922	723
Viavi Solutions, Inc.*	59,754	489
Vishay Precision Group, Inc.*	7,725	146
Vocera Communications, Inc.*	16,622	307
VOXX International Corp.*	17,052	80

		12,703

Health Care Facilities & Services - 2.8%
AAC Holdings, Inc.*	11,524	83
Addus HomeCare Corp.*	6,632	232
Adeptus Health, Inc., Class A*	3,977	30
Air Methods Corp.*	8,724	278
Alliance HealthCare Services, Inc.*	6,930	67
Almost Family, Inc.*	5,128	226
Amedisys, Inc.*	10,639	454
BioScrip, Inc.*	5,188	5
Capital Senior Living Corp.*	8,054	129
Charles River Laboratories International, Inc.*	9,890	754
Chemed Corp.	7,298	1,171
Civitas Solutions, Inc.*	10,299	205
Digirad Corp.	2,007	10
Diplomat Pharmacy, Inc.*	6,933	87
Ensign Group (The), Inc.	14,372	319
Envision Healthcare Corp.*	11,948	756
Genesis Healthcare, Inc.*	13,116	56
Hanger, Inc.*	1,281	15
HealthEquity, Inc.*	9,329	378
HealthSouth Corp.	23,602	973
Healthways, Inc.*	15,540	354
INC Research Holdings, Inc., Class A*	10,475	551
Independence Holding Co.	925	18
Kindred Healthcare, Inc.	12,459	98
LHC Group, Inc.*	3,355	153
LifePoint Health, Inc.*	5,976	339
Magellan Health, Inc.*	7,308	550
Medcath Corp.* (2)	7,953	—
Molina Healthcare, Inc.*	10,135	550
National HealthCare Corp.	3,538	268
NeoGenomics, Inc.*	25,288	217
Owens & Minor, Inc.	16,192	571
PAREXEL International Corp.*	14,154	930
PharMerica Corp.*	12,275	309
PRA Health Sciences, Inc.*	5,506	304

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Health Care Facilities & Services - 2.8% continued
Premier, Inc., Class A*	4,600	$140
Providence Service (The) Corp.*	5,621	214
Select Medical Holdings Corp.*	27,017	358
Surgical Care Affiliates, Inc.*	5,608	260
Team Health Holdings, Inc.*	18,446	801
Teladoc, Inc.*	13,766	227
Tenet Healthcare Corp.*	18,135	269
Triple-S Management Corp., Class B*	8,602	178
U.S. Physical Therapy, Inc.	6,794	477
Universal American Corp.*	3,568	36

		14,400

Home & Office Products - 1.8%
ACCO Brands Corp.*	30,684	400
American Woodmark Corp.*	3,952	297
AV Homes, Inc.*	4,674	74
Beazer Homes USA, Inc.*	3,433	46
CalAtlantic Group, Inc.	15,641	532
Cavco Industries, Inc.*	2,893	289
Century Communities, Inc.*	10,605	223
CSS Industries, Inc.	8,651	234
Flexsteel Industries, Inc.	5,644	348
Griffon Corp.	7,499	196
Herman Miller, Inc.	16,543	566
HNI Corp.	12,314	689
Hooker Furniture Corp.	5,656	215
Hovnanian Enterprises, Inc., Class A*	203	1
Interface, Inc.	18,368	341
iRobot Corp.*	8,016	468
KB Home	23,186	367
Kimball International, Inc., Class B	3,871	68
Knoll, Inc.	13,576	379
La-Z-Boy, Inc.	13,768	427
LGI Homes, Inc.*	3,875	111
Libbey, Inc.	11,320	220
Lifetime Brands, Inc.	6,079	108
M/I Homes, Inc.*	5,786	146
Masonite International Corp.*	8,362	550
MDC Holdings, Inc.	13,203	339
Meritage Homes Corp.*	10,662	371
NACCO Industries, Inc., Class A	1,522	138
Nobility Homes, Inc.*	876	14
PGT Innovations, Inc.*	612	7
Quanex Building Products Corp.	10,572	215
St. Joe (The) Co.*	13,900	264
Stanley Furniture Co., Inc.*	1,290	1
Steelcase, Inc., Class A	19,056	341
Taylor Morrison Home Corp., Class A*	7,137	137
Virco Manufacturing Corp.*	1,776	8
WCI Communities, Inc.*	2,650	62
William Lyon Homes, Class A*	9,483	180

		9,372

Industrial Services - 0.6%
Applied Industrial Technologies, Inc.	11,259	669
CAI International, Inc.*	2,408	21
DXP Enterprises, Inc.*	2,070	72
H&E Equipment Services, Inc.	3,655	85
Kaman Corp.	7,579	371
McGrath RentCorp	8,709	341
Neff Corp., Class A*	11,318	159
Pool Corp.	11,757	1,227
Textainer Group Holdings Ltd.(1)	17	—
Titan Machinery, Inc.*	800	12
Triton International Ltd.	3,209	51
Wesco Aircraft Holdings, Inc.*	17,232	258
WESCO International, Inc.*	1,632	108

		3,374

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	31,970	327
Cowen Group, Inc., Class A*	2,447	38
Evercore Partners, Inc., Class A	8,450	581
FBR & Co.	8,699	113
Greenhill & Co., Inc.	3,473	96
INTL. FCStone, Inc.*	4,432	175
Investment Technology Group, Inc.	10,476	207
Moelis & Co., Class A	2,652	90
Piper Jaffray Cos.*	5,772	418
PJT Partners, Inc., Class A	4,995	154
Stifel Financial Corp.*	16,569	828

		3,027

Insurance - 2.8%
Ambac Financial Group, Inc.*	10,117	228
American Equity Investment Life Holding Co.	20,004	451
AMERISAFE, Inc.	3,827	239
Argo Group International Holdings Ltd.	9,399	619

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Insurance - 2.8% continued
Aspen Insurance Holdings Ltd.	2,256	$124
Atlantic American Corp.	7,201	30
Baldwin & Lyons, Inc., Class B	3,523	89
Citizens, Inc.*	6,503	64
CNO Financial Group, Inc.	72,315	1,385
Crawford & Co., Class B	16,857	212
Donegal Group, Inc., Class A	1,673	29
eHealth, Inc.*	6,332	67
EMC Insurance Group, Inc.	8,974	269
Employers Holdings, Inc.	6,974	276
Enstar Group Ltd.*	2,254	446
FBL Financial Group, Inc., Class A	4,918	384
First Acceptance Corp.*	2,414	2
GAINSCO, Inc.	714	10
Genworth Financial, Inc., Class A*	121,953	465
Global Indemnity Ltd.*	501	19
Greenlight Capital Re Ltd., Class A*	10,158	232
Hallmark Financial Services, Inc.*	11,514	134
Hanover Insurance Group (The), Inc.	10,416	948
Horace Mann Educators Corp.	8,385	359
Infinity Property & Casualty Corp.	2,746	241
James River Group Holdings Ltd.	3,364	140
Kansas City Life Insurance Co.	2,015	96
Kemper Corp.	10,349	458
Maiden Holdings Ltd.	21,241	371
MBIA, Inc.*	36,708	393
Mercury General Corp.	3,363	202
National General Holdings Corp.	12,134	303
National Western Life Group, Inc., Class A	1,137	353
Navigators Group (The), Inc.	3,145	370
OneBeacon Insurance Group Ltd., Class A	14,640	235
Primerica, Inc.	11,884	822
Radian Group, Inc.	44,491	800
RLI Corp.	12,432	785
Safety Insurance Group, Inc.	4,570	337
Selective Insurance Group, Inc.	13,970	601
State Auto Financial Corp.	5,404	145
Third Point Reinsurance Ltd.*	23,350	270
Unico American Corp.*	114	1
United Fire Group, Inc.	5,226	257
Universal Insurance Holdings, Inc.	9,107	259

		14,520

Iron & Steel - 1.1%
AK Steel Holding Corp.*	47,363	484
Allegheny Technologies, Inc.	30,691	489
Carpenter Technology Corp.	13,153	476
Cliffs Natural Resources, Inc.*	50,575	425
Commercial Metals Co.	32,480	707
Haynes International, Inc.	6,506	280
Northwest Pipe Co.*	16,119	278
Olympic Steel, Inc.	772	19
Ryerson Holding Corp.*	7,851	105
Shiloh Industries, Inc.*	13,064	90
TimkenSteel Corp.*	5,205	81
United States Steel Corp.	33,480	1,105
Universal Stainless & Alloy Products, Inc.*	1,435	19
Worthington Industries, Inc.	20,248	960

		5,518

Leisure Products - 0.7%
Arctic Cat, Inc.*	3,949	59
Callaway Golf Co.	23,385	256
Drew Industries, Inc.	9,330	1,005
Johnson Outdoors, Inc., Class A	8,753	348
Malibu Boats, Inc., Class A*	2,039	39
Marine Products Corp.	2,525	35
Nautilus, Inc.*	7,375	137
Thor Industries, Inc.	10,914	1,092
Vista Outdoor, Inc.*	10,197	376
Winnebago Industries, Inc.	11,914	377

		3,724

Machinery - 2.5%
Actuant Corp., Class A	15,776	409
Alamo Group, Inc.	3,095	236
Altra Industrial Motion Corp.	7,113	262
Astec Industries, Inc.	5,682	383
Briggs & Stratton Corp.	12,640	281
CIRCOR International, Inc.	4,996	324
ClearSign Combustion Corp.*	4,275	15
Columbus McKinnon Corp.	13,591	368

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Machinery - 2.5% continued
Curtiss-Wright Corp.	12,340	$1,214
CVD Equipment Corp.*	1,810	16
Douglas Dynamics, Inc.	4,995	168
Federal Signal Corp.	14,377	224
Franklin Electric Co., Inc.	13,274	516
Gorman-Rupp (The) Co.	11,765	364
Graham Corp.	2,630	58
Hardinge, Inc.	8,468	94
Hillenbrand, Inc.	17,552	673
Hollysys Automation Technologies Ltd.	15,149	278
Hurco Cos., Inc.	1,222	40
Hyster-Yale Materials Handling, Inc.	2,622	167
John Bean Technologies Corp.	8,097	696
Joy Global, Inc.	25,723	720
Kadant, Inc.	3,363	206
Kennametal, Inc.	22,025	689
Key Technology, Inc.*	4,753	55
Lindsay Corp.	2,695	201
Manitowoc (The) Co., Inc.*	41,297	247
Manitowoc Foodservice, Inc.*	4,567	88
MSA Safety, Inc.	7,056	489
MTS Systems Corp.	4,689	266
Mueller Water Products, Inc., Class A	44,785	596
Raven Industries, Inc.	12,030	303
Rexnord Corp.*	28,321	555
SPX FLOW, Inc.*	11,420	366
Standex International Corp.	6,871	604
Sun Hydraulics Corp.	8,231	329
Taylor Devices, Inc.*	1,745	27
Tennant Co.	5,377	383
Titan International, Inc.	1,105	12
Twin Disc, Inc.*	659	10

		12,932

Manufactured Goods - 1.2%
Aegion Corp.*	15,408	365
AZZ, Inc.	5,771	369
Barnes Group, Inc.	12,364	586
Chart Industries, Inc.*	11,516	415
Core Molding Technologies, Inc.*	4,385	75
Eastern (The) Co.	3,844	80
EnPro Industries, Inc.	4,353	293
Gibraltar Industries, Inc.*	8,915	371
Global Brass & Copper Holdings, Inc.	4,283	147
Handy & Harman Ltd.*	2,349	60
Insteel Industries, Inc.	6,954	248
LB Foster Co., Class A	1,534	21
Mueller Industries, Inc.	15,816	632
NCI Building Systems, Inc.*	5,610	88
Omega Flex, Inc.	2,843	159
Park-Ohio Holdings Corp.	3,977	169
Proto Labs, Inc.*	6,408	329
RBC Bearings, Inc.*	6,500	603
Rogers Corp.*	3,682	283
Simpson Manufacturing Co., Inc.	11,741	514
TriMas Corp.*	13,751	323

		6,130

Media - 2.3%
Autobytel, Inc.*	9,357	126
Bankrate, Inc.*	9,176	101
Blucora, Inc.*	10,430	154
Daily Journal Corp.*	429	104
Entercom Communications Corp., Class A	6,451	99
Eros International PLC*	4,691	61
EW Scripps (The) Co., Class A*	7,954	154
Gannett Co., Inc.	30,589	297
Global Sources Ltd.*	14,145	125
GoDaddy, Inc., Class A*	2,600	91
Gray Television, Inc.*	14,072	153
Groupon, Inc.*	91,057	302
GrubHub, Inc.*	19,271	725
HealthStream, Inc.*	5,192	130
Houghton Mifflin Harcourt Co.*	33,343	362
Liberty TripAdvisor Holdings, Inc., Class A*	20,190	304
Marchex, Inc., Class B*	1,295	3
MDC Partners, Inc., Class A	10,503	69
Media General, Inc.*	11,792	222
Meredith Corp.	9,927	587
MSG Networks, Inc., Class A*	18,151	390
National CineMedia, Inc.	18,761	276
New Media Investment Group, Inc.	14,340	229
New York Times (The) Co., Class A	29,577	393
Nexstar Broadcasting Group, Inc., Class A	7,676	486
Quotient Technology, Inc.*	9,074	97

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Media - 2.3% continued
Reis, Inc.	6,213	$138
RetailMeNot, Inc.*	919	9
Rubicon Project (The), Inc.*	11,522	85
Saga Communications, Inc., Class A	3,392	171
Scholastic Corp.	3,900	185
Shutterfly, Inc.*	6,941	348
Shutterstock, Inc.*	4,472	212
Sinclair Broadcast Group, Inc., Class A	18,072	603
Stamps.com, Inc.*	8,654	992
Time, Inc.	29,571	528
TiVo Corp.*	22,417	468
Travelzoo, Inc.*	10,382	98
tronc, Inc.*	4,800	67
Tucows, Inc., Class A*	3,364	119
Web.com Group, Inc.*	13,670	289
WebMD Health Corp.*	8,949	444
Wix.com Ltd.*	4,283	191
World Wrestling Entertainment, Inc., Class A	7,857	145
XO Group, Inc.*	13,502	263
Yelp, Inc.*	16,593	633

		12,028

Medical Equipment & Devices - 3.9%
Abaxis, Inc.	6,339	334
ABIOMED, Inc.*	8,290	934
Accelerate Diagnostics, Inc.*	2,552	53
Accuray, Inc.*	9,567	44
Analogic Corp.	3,158	262
AngioDynamics, Inc.*	10,269	173
AtriCure, Inc.*	14,194	278
Atrion Corp.	776	394
BioTelemetry, Inc.*	8,664	194
Bovie Medical Corp.*	9,879	35
Bruker Corp.	29,595	627
Cardiovascular Systems, Inc.*	13,189	319
Catalent, Inc.*	21,556	581
Cerus Corp.*	9,381	41
ConforMIS, Inc.*	4,079	33
CONMED Corp.	5,532	244
CryoLife, Inc.*	10,335	198
Cutera, Inc.*	12,281	213
Cynosure, Inc., Class A*	8,019	366
Daxor Corp.	559	4
Derma Sciences, Inc.*	426	2
Endologix, Inc.*	17,274	99
Entellus Medical, Inc.*	6,629	126
Exact Sciences Corp.*	24,767	331
Exactech, Inc.*	7,563	206
Fluidigm Corp.*	12,241	89
FONAR Corp.*	7,035	135
Foundation Medicine, Inc.*	6,016	106
GenMark Diagnostics, Inc.*	15,805	193
Genomic Health, Inc.*	2,716	80
Glaukos Corp.*	7,749	266
Globus Medical, Inc., Class A*	17,710	439
Haemonetics Corp.*	13,897	559
Halyard Health, Inc.*	11,930	441
Harvard Bioscience, Inc.*	2,283	7
Hill-Rom Holdings, Inc.	15,012	843
ICU Medical, Inc.*	3,233	476
Inogen, Inc.*	4,283	288
Insulet Corp.*	11,186	421
Integer Holdings Corp.*	5,339	157
Integra LifeSciences Holdings Corp.*	7,357	631
Invacare Corp.	7,954	104
iRadimed Corp.*	5,868	65
IRIDEX Corp.*	100	1
K2M Group Holdings, Inc.*	14,378	288
LeMaitre Vascular, Inc.	13,908	352
LivaNova PLC*	10,744	483
Luminex Corp.*	12,522	253
Masimo Corp.*	12,942	872
Meridian Bioscience, Inc.	11,464	203
Merit Medical Systems, Inc.*	14,991	397
MiMedx Group, Inc.*	28,348	251
Misonix, Inc.*	6,864	72
Myriad Genetics, Inc.*	15,401	257
NanoString Technologies, Inc.*	14,174	316
Natus Medical, Inc.*	10,936	381
Neogen Corp.*	9,588	633
NuVasive, Inc.*	12,427	837
Nuvectra Corp.*	1,747	9
NxStage Medical, Inc.*	11,338	297
OraSure Technologies, Inc.*	14,030	123
Orthofix International N.V.*	5,024	182
Pacific Biosciences of California, Inc.*	22,636	86

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Medical Equipment & Devices - 3.9% continued
Penumbra, Inc.*	3,099	$198
Quidel Corp.*	6,955	149
Repligen Corp.*	10,274	317
Rockwell Medical, Inc.*	1,212	8
RTI Surgical, Inc.*	4,348	14
SeaSpine Holdings Corp.*	6,634	52
Span-America Medical Systems, Inc.	2,634	48
Sparton Corp.*	863	21
Spectranetics (The) Corp.*	12,686	311
Surmodics, Inc.*	6,125	156
T2 Biosystems, Inc.*	289	2
Tandem Diabetes Care, Inc.*	7,749	17
Utah Medical Products, Inc.	2,567	187
Vascular Solutions, Inc.*	5,535	311
Wright Medical Group N.V.*	26,194	602
Zeltiq Aesthetics, Inc.*	8,056	351

		20,428

Metals & Mining - 0.7%
A-Mark Precious Metals, Inc.	7,035	137
Century Aluminum Co.*	18,761	161
Coeur Mining, Inc.*	36,237	330
Encore Wire Corp.	6,283	272
Ferroglobe PLC	9,916	107
Harsco Corp.	13,953	190
Hecla Mining Co.	93,354	489
Kaiser Aluminum Corp.	3,895	303
McEwen Mining, Inc.	83,816	244
Stillwater Mining Co.*	33,854	545
US Silica Holdings, Inc.	12,543	711

		3,489

Oil, Gas & Coal - 3.2%
Adams Resources & Energy, Inc.	5,447	216
Alon USA Energy, Inc.	6,494	74
Archrock, Inc.	8,010	106
Atwood Oceanics, Inc.	10,044	132
Bristow Group, Inc.	6,828	140
California Resources Corp.*	263	6
Callon Petroleum Co.*	7,092	109
CARBO Ceramics, Inc.*	154	2
Carrizo Oil & Gas, Inc.*	8,883	332
Clayton Williams Energy, Inc.*	1,848	220
Clean Energy Fuels Corp.*	20,472	58
Cloud Peak Energy, Inc.*	8,588	48
Cobalt International Energy, Inc.*	57,060	70
CONSOL Energy, Inc.	46,295	844
Contango Oil & Gas Co.*	100	1
Dawson Geophysical Co.*	481	4
Delek US Holdings, Inc.	17,898	431
Denbury Resources, Inc.*	47,007	173
Dril-Quip, Inc.*	5,200	312
EnLink Midstream LLC	3,807	72
Era Group, Inc.*	416	7
Evolution Petroleum Corp.	8,087	81
Exterran Corp.*	4,004	96
Flotek Industries, Inc.*	15,335	144
Forum Energy Technologies, Inc.*	8,532	188
Geospace Technologies Corp.*	397	8
Gran Tierra Energy, Inc.*	1,733	5
Gulf Island Fabrication, Inc.	557	7
Gulfmark Offshore, Inc., Class A*	414	1
Hallador Energy Co.	24,675	224
Helix Energy Solutions Group, Inc.*	27,128	239
Independence Contract Drilling, Inc.*	1,450	10
Isramco, Inc.*	1,770	220
Laredo Petroleum, Inc.*	20,496	290
Matador Resources Co.*	8,166	210
Matrix Service Co.*	4,706	107
McDermott International, Inc.*	66,529	492
MRC Global, Inc.*	28,754	582
Murphy USA, Inc.*	7,341	451
Natural Gas Services Group, Inc.*	5,518	177
Newpark Resources, Inc.*	15,527	116
NOW, Inc.*	29,877	612
Oasis Petroleum, Inc.*	33,991	515
Oceaneering International, Inc.	17,900	505
Oil States International, Inc.*	9,074	354
Panhandle Oil and Gas, Inc., Class A	16,040	378
Par Pacific Holdings, Inc.*	2,346	34
Patterson-UTI Energy, Inc.	15,090	406
PBF Energy, Inc., Class A	12,949	361
PDC Energy, Inc.*	7,691	558
Peabody Energy Corp.* (1)	1	—
PHI, Inc. (Non Voting)*	4,416	80
PrimeEnergy Corp.*	1,272	69
Rice Energy, Inc.*	8,972	191
Ring Energy, Inc.*	5,608	73

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Oil, Gas & Coal - 3.2% continued
Rowan Cos. PLC, Class A*	24,777	$468
RSP Permian, Inc.*	12,351	551
SEACOR Holdings, Inc.*	5,725	408
Seadrill Ltd.*	74,232	253
SemGroup Corp., Class A	5,881	245
SM Energy Co.	12,759	440
Synergy Resources Corp.*	9,085	81
Tesco Corp.*	10,746	89
TETRA Technologies, Inc.*	700	3
Thermon Group Holdings, Inc.*	9,947	190
Tidewater, Inc.*	285	1
Unit Corp.*	12,949	348
Western Refining, Inc.	20,316	769
Westmoreland Coal Co.*	609	11
World Fuel Services Corp.	16,957	778
WPX Energy, Inc.*	46,598	679

		16,455

Passenger Transportation - 0.4%
Allegiant Travel Co.	3,926	653
Hawaiian Holdings, Inc.*	11,007	628
SkyWest, Inc.	14,784	539

		1,820

Real Estate - 0.3%
Alexander & Baldwin, Inc.	11,938	536
Consolidated-Tomoka Land Co.	4,808	257
Forestar Group, Inc.*	7,492	99
FRP Holdings, Inc.*	1,601	60
Griffin Industrial Realty, Inc.	779	25
Gyrodyne LLC	794	14
Marcus & Millichap, Inc.*	1,937	52
RE/MAX Holdings, Inc., Class A	2,244	126
RMR Group (The), Inc., Class A	4,132	163
Stratus Properties, Inc.*	114	4
Trinity Place Holdings, Inc.*	1,098	10

		1,346

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	21,483	702
AG Mortgage Investment Trust, Inc.	6,628	113
Agree Realty Corp.	5,370	247
Alexander’s, Inc.	1,255	536
Altisource Residential Corp.	5,710	63
American Assets Trust, Inc.	6,700	289
Anworth Mortgage Asset Corp.	19,476	101
Apollo Commercial Real Estate Finance, Inc.	21,503	357
Arbor Realty Trust, Inc.	17,644	132
Ares Commercial Real Estate Corp.	5,341	73
Armada Hoffler Properties, Inc.	6,079	89
ARMOUR Residential REIT, Inc.	5,940	129
Ashford Hospitality Prime, Inc.	4,327	59
Ashford Hospitality Trust, Inc.	18,433	143
Blackstone Mortgage Trust, Inc., Class A	8,998	271
Bluerock Residential Growth REIT, Inc.	5,608	77
Brandywine Realty Trust	44,505	735
BRT Realty Trust*	17,041	140
Capstead Mortgage Corp.	29,249	298
CareTrust REIT, Inc.	7,058	108
CatchMark Timber Trust, Inc., Class A	4,339	49
Cedar Realty Trust, Inc.	35,436	231
Chatham Lodging Trust	5,079	104
Cherry Hill Mortgage Investment Corp.	3,035	55
Chesapeake Lodging Trust	14,362	371
Colony Capital, Inc., Class A	15,374	311
Colony Starwood Homes	3,977	115
Community Healthcare Trust, Inc.	4,793	110
CorEnergy Infrastructure Trust, Inc.	1,427	50
CoreSite Realty Corp.	5,358	425
Corporate Office Properties Trust	17,431	544
Cousins Properties, Inc.	77,551	660
CyrusOne, Inc.	11,804	528
CYS Investments, Inc.	25,594	198
DCT Industrial Trust, Inc.	18,618	891
DiamondRock Hospitality Co.	48,587	560
DuPont Fabros Technology, Inc.	21,101	927
Dynex Capital, Inc.	25,857	176
EastGroup Properties, Inc.	7,810	577
Education Realty Trust, Inc.	19,883	841
Ellington Residential Mortgage REIT	3,582	47
Empire State Realty Trust, Inc., Class A	15,193	307
Equity Commonwealth (New York Exchange)*	17,487	529
Equity One, Inc.	21,453	658
FelCor Lodging Trust, Inc.	15,858	127
First Industrial Realty Trust, Inc.	26,846	753
First Potomac Realty Trust	11,029	121

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Real Estate Investment Trusts - 7.9% continued
First Real Estate Investment Trust of New Jersey	205	$4
Four Corners Property Trust, Inc.	14,480	297
Franklin Street Properties Corp.	14,582	189
GEO Group (The), Inc.	26,608	956
Getty Realty Corp.	14,896	380
Gladstone Commercial Corp.	8,010	161
Gladstone Land Corp.	9,687	109
Global Net Lease, Inc.	40,888	320
Gramercy Property Trust	69,899	642
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,750	185
Healthcare Realty Trust, Inc.	24,296	737
Hersha Hospitality Trust	5,988	129
Hudson Pacific Properties, Inc.	17,952	624
InfraREIT, Inc.	4,487	80
Invesco Mortgage Capital, Inc.	31,711	463
Investors Real Estate Trust	31,079	222
iStar, Inc.*	10,357	128
Kite Realty Group Trust	20,202	474
LaSalle Hotel Properties	27,350	833
Lexington Realty Trust	49,675	536
Life Storage, Inc.	8,150	695
LTC Properties, Inc.	9,100	428
Mack-Cali Realty Corp.	21,617	627
Medical Properties Trust, Inc.	56,619	696
Mid-America Apartment Communities, Inc.	5,354	524
Monmouth Real Estate Investment Corp.	21,459	327
Monogram Residential Trust, Inc.	40,378	437
MTGE Investment Corp.	10,605	167
National Health Investors, Inc.	9,135	678
New Residential Investment Corp.	55,704	876
New Senior Investment Group, Inc.	10,926	107
New York Mortgage Trust, Inc.	11,092	73
New York REIT, Inc.	39,359	398
One Liberty Properties, Inc.	10,281	258
Orchid Island Capital, Inc.	9,058	98
Parkway, Inc.*	9,693	216
Pebblebrook Hotel Trust	17,354	516
Pennsylvania Real Estate Investment Trust	15,874	301
PennyMac Mortgage Investment Trust	6,480	106
Physicians Realty Trust	31,387	595
Potlatch Corp.	9,324	388
PS Business Parks, Inc.	3,643	424
QTS Realty Trust, Inc., Class A	6,759	336
RAIT Financial Trust	18,233	61
Ramco-Gershenson Properties Trust	19,130	317
Redwood Trust, Inc.	10,571	161
Resource Capital Corp.	5,699	47
Retail Opportunity Investments Corp.	24,070	509
Rexford Industrial Realty, Inc.	8,912	207
RLJ Lodging Trust	30,292	742
Ryman Hospitality Properties, Inc.	10,442	658
Sabra Health Care REIT, Inc.	15,745	385
Saul Centers, Inc.	2,609	174
Select Income REIT	11,426	288
Silver Bay Realty Trust Corp.	5,370	92
Sotherly Hotels, Inc.	4,154	28
STAG Industrial, Inc.	15,724	375
STORE Capital Corp.	3,800	94
Summit Hotel Properties, Inc.	21,132	339
Sun Communities, Inc.	9,515	729
Sunstone Hotel Investors, Inc.	50,544	771
Sutherland Asset Management Corp.	1,025	14
Terreno Realty Corp.	10,330	294
Tier REIT, Inc.	5,812	101
UMH Properties, Inc.	18,264	275
Universal Health Realty Income Trust	3,545	233
Urban Edge Properties	21,515	592
Urstadt Biddle Properties, Inc., Class A	3,858	93
Washington Prime Group, Inc.	44,850	467
Washington Real Estate Investment Trust	16,457	538
Western Asset Mortgage Capital Corp.	7,184	72
Whitestone REIT	5,384	77
Winthrop Realty Trust*	9,142	72
Xenia Hotels & Resorts, Inc.	27,021	525

		40,997

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc., Class A	6,436	217
Bowl America, Inc., Class A	492	9
ClubCorp Holdings, Inc.	4,487	64
Drive Shack, Inc.	8,347	31
International Speedway Corp., Class A	8,631	318
Marcus (The) Corp.	2,543	80

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Recreational Facilities & Services - 0.3% continued
RCI Hospitality Holdings, Inc.	13,518	$231
Reading International, Inc., Class A*	3,359	56
SeaWorld Entertainment, Inc.	18,355	347
Speedway Motorsports, Inc.	5,361	116
Town Sports International Holdings, Inc.*	2,721	7

		1,476

Renewable Energy - 0.6%
Advanced Energy Industries, Inc.*	10,211	559
Canadian Solar, Inc.*	8,376	102
EnerSys	12,367	966
Green Plains, Inc.	10,520	293
Pacific Ethanol, Inc.*	5,812	55
Renewable Energy Group, Inc.*	5,049	49
REX American Resources Corp.*	5,831	576
Silver Spring Networks, Inc.*	9,789	130
SolarEdge Technologies, Inc.*	12,645	157
SunPower Corp.*	6,006	40
Sunworks, Inc.*	27,735	55
Ultralife Corp.*	846	4

		2,986

Retail - Consumer Staples - 0.8%
Big Lots, Inc.	11,504	578
Casey’s General Stores, Inc.	8,851	1,052
Five Below, Inc.*	14,784	591
Fred’s, Inc., Class A	6,574	122
Ingles Markets, Inc., Class A	9,564	460
PriceSmart, Inc.	3,424	286
SpartanNash Co.	12,913	511
SUPERVALU, Inc.*	47,308	221
Village Super Market, Inc., Class A	1,475	45
Weis Markets, Inc.	3,971	265

		4,131

Retail - Discretionary - 2.7%
1-800-Flowers.com, Inc., Class A*	3,801	41
Abercrombie & Fitch Co., Class A	18,761	225
American Eagle Outfitters, Inc.	48,740	739
America’s Car-Mart, Inc.*	2,586	113
Asbury Automotive Group, Inc.*	8,400	518
Ascena Retail Group, Inc.*	26,106	162
Barnes & Noble Education, Inc.*	4,328	50
Barnes & Noble, Inc.	14,784	165
Beacon Roofing Supply, Inc.*	13,806	636
Big 5 Sporting Goods Corp.	708	12
Blue Nile, Inc.	8,219	334
BMC Stock Holdings, Inc.*	4,487	88
Buckle (The), Inc.	8,054	184
Build-A-Bear Workshop, Inc.*	3,991	55
Builders FirstSource, Inc.*	7,549	83
Caleres, Inc.	13,136	431
Cato (The) Corp., Class A	6,822	205
Chico’s FAS, Inc.	35,995	518
Children’s Place (The), Inc.	5,746	580
Christopher & Banks Corp.* (1)	51	—
Citi Trends, Inc.	3,058	58
Conn’s, Inc.*	2,350	30
Destination Maternity Corp.	343	2
DSW, Inc., Class A	13,459	305
Ethan Allen Interiors, Inc.	5,651	208
Express, Inc.*	22,801	245
Finish Line (The), Inc., Class A	13,956	263
FirstCash, Inc.	15,158	712
Francesca’s Holdings Corp.*	7,035	127
Freshpet, Inc.*	12,543	127
Genesco, Inc.*	5,421	337
Group 1 Automotive, Inc.	6,310	492
Guess?, Inc.	16,622	201
Haverty Furniture Cos., Inc.	10,057	238
hhgregg, Inc.*	70,900	101
Hibbett Sports, Inc.*	5,253	196
HSN, Inc.	11,733	402
J.C. Penney Co., Inc.*	10,456	87
Kirkland’s, Inc.*	4,238	66
Liquidity Services, Inc.*	24,625	240
Lithia Motors, Inc., Class A	5,204	504
Lumber Liquidators Holdings, Inc.*	2,016	32
MarineMax, Inc.*	7,545	146
Monro Muffler Brake, Inc.	8,537	488
New York & Co., Inc.*	817	2
Overstock.com, Inc.*	4,172	73
Penske Automotive Group, Inc.	10,031	520
PetMed Express, Inc.	12,158	280
Pier 1 Imports, Inc.	5,668	48
Restoration Hardware Holdings, Inc.*	2,347	72
Rush Enterprises, Inc., Class A*	11,859	378

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Retail - Discretionary - 2.7% continued
Select Comfort Corp.*	13,758	$311
Shoe Carnival, Inc.	8,929	241
Sonic Automotive, Inc., Class A	8,107	186
Stage Stores, Inc.	536	2
Stein Mart, Inc.	3,236	18
Tailored Brands, Inc.	6,167	158
Tile Shop Holdings, Inc.*	5,302	104
Tuesday Morning Corp.*	447	2
Vera Bradley, Inc.*	14,104	165
Vitamin Shoppe, Inc.*	8,109	193
West Marine, Inc.*	804	8
Winmark Corp.	1,450	183
Zumiez, Inc.*	11,949	261

		13,951

Semiconductors - 3.5%
Alpha & Omega Semiconductor Ltd.*	12,339	262
Ambarella, Inc.*	7,954	431
Amkor Technology, Inc.*	23,903	252
Brooks Automation, Inc.	20,680	353
Cabot Microelectronics Corp.	2,791	176
Cavium, Inc.*	15,754	984
CEVA, Inc.*	5,506	185
Cirrus Logic, Inc.*	16,145	913
Coherent, Inc.*	6,090	837
Cohu, Inc.	14,438	201
Cypress Semiconductor Corp.	72,849	833
Diodes, Inc.*	12,301	316
DSP Group, Inc.*	2,566	33
Electro Scientific Industries, Inc.* (1)	48	—
Entegris, Inc.*	35,785	641
Exar Corp.*	12,145	131
FormFactor, Inc.*	4,705	53
II-VI, Inc.*	11,601	344
Integrated Device Technology, Inc.*	34,651	816
Intersil Corp., Class A	31,926	712
InvenSense, Inc.*	8,311	106
IXYS Corp.	10,483	125
Kulicke & Soffa Industries, Inc.*	22,247	355
Lattice Semiconductor Corp.*	37,172	274
MACOM Technology Solutions Holdings, Inc.*	3,160	146
MaxLinear, Inc., Class A*	14,072	307
Microsemi Corp.*	27,746	1,497
MKS Instruments, Inc.	13,688	813
Monolithic Power Systems, Inc.	10,061	824
Nanometrics, Inc.*	7,427	186
NVE Corp.	3,280	234
Park Electrochemical Corp.	5,081	95
Photronics, Inc.*	11,974	135
Power Integrations, Inc.	7,574	514
Rambus, Inc.*	29,504	406
Rudolph Technologies, Inc.*	9,070	212
Semtech Corp.*	16,977	536
Silicon Laboratories, Inc.*	9,130	593
Synaptics, Inc.*	8,288	444
Ultratech, Inc.*	5,610	135
Universal Display Corp.*	12,978	731
Veeco Instruments, Inc.*	13,459	392
Vishay Intertechnology, Inc.	34,594	560
Xcerra Corp.*	16,372	125

		18,218

Software - 4.2%
2U, Inc.*	2,552	77
ACI Worldwide, Inc.*	30,321	550
Actua Corp.*	9,628	135
Acxiom Corp.*	19,922	534
Agilysys, Inc.*	9,327	97
Allscripts Healthcare Solutions, Inc.*	26,104	267
American Software, Inc., Class A	15,553	161
Appfolio, Inc., Class A*	7,749	185
Aspen Technology, Inc.*	21,813	1,193
Avid Technology, Inc.*	7,155	32
Aware, Inc.*	683	4
Barracuda Networks, Inc.*	10,095	216
Blackbaud, Inc.	11,980	767
BroadSoft, Inc.*	7,442	307
Callidus Software, Inc.*	7,608	128
ChannelAdvisor Corp.*	8,158	117
CommVault Systems, Inc.*	11,590	596
Computer Programs & Systems, Inc.	3,802	90
Concurrent Computer Corp.	13,723	73
Cornerstone OnDemand, Inc.*	13,815	585
CyberArk Software Ltd.*	8,464	385
Datawatch Corp.*	800	4
Digi International, Inc.*	9,994	137
Donnelley Financial Solutions, Inc.*	943	22

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Software - 4.2% continued
Ebix, Inc.	7,647	$436
eGain Corp.* (1)	97	—
Envestnet, Inc.*	9,839	347
Evolent Health, Inc., Class A*	6,839	101
Exa Corp.*	10,314	158
Guidance Software, Inc.*	5,506	39
Hortonworks, Inc.*	287	2
Imperva, Inc.*	8,158	313
InnerWorkings, Inc.*	1,224	12
iPass, Inc.*	1,702	3
j2 Global, Inc.	12,338	1,009
KEYW Holding (The) Corp.*	12,441	147
Lionbridge Technologies, Inc.*	2,623	15
LivePerson, Inc.*	11,418	86
LogMeIn, Inc.	5,133	496
Manhattan Associates, Inc.*	22,293	1,182
Mentor Graphics Corp.	23,496	867
MicroStrategy, Inc., Class A*	2,427	479
MINDBODY, Inc., Class A*	8,158	174
Monotype Imaging Holdings, Inc.	10,195	202
NeuStar, Inc., Class A*	14,174	473
Omnicell, Inc.*	9,716	329
Park City Group, Inc.*	1,733	22
Paycom Software, Inc.*	8,056	367
Paylocity Holding Corp.*	5,098	153
PDF Solutions, Inc.*	13,465	304
pdvWireless, Inc.*	5,506	124
Pegasystems, Inc.	14,436	520
Progress Software Corp.	9,752	311
Proofpoint, Inc.*	10,095	713
PROS Holdings, Inc.*	12,141	261
Q2 Holdings, Inc.*	1,172	34
QAD, Inc., Class B	701	18
Quality Systems, Inc.*	6,000	79
Qualys, Inc.*	8,668	274
Rapid7, Inc.*	9,074	111
RealPage, Inc.*	13,516	406
Rosetta Stone, Inc.*	10,095	90
Seachange International, Inc.* (1)	100	—
Simulations Plus, Inc.	10,299	99
SPS Commerce, Inc.*	4,778	334
Synchronoss Technologies, Inc.*	18,902	724
Take-Two Interactive Software, Inc.*	21,566	1,063
Tangoe, Inc.*	1,937	15
Tyler Technologies, Inc.*	8,048	1,149
Varonis Systems, Inc.*	2,550	68
VASCO Data Security International, Inc.*	12,050	165
Verint Systems, Inc.*	15,630	551
VirnetX Holding Corp.*	5,098	11
Zedge, Inc., Class B*	725	2
Zendesk, Inc.*	9,585	203
Zynga, Inc., Class A*	137,554	354

		22,057

Specialty Finance - 2.2%
Aircastle Ltd.	17,737	370
Altisource Portfolio Solutions S.A.*	4,283	114
Arlington Asset Investment Corp., Class A	496	7
Blackhawk Network Holdings, Inc.*	11,394	429
Cardtronics PLC, Class A*	11,503	628
Cass Information Systems, Inc.	2,589	190
Ellie Mae, Inc.*	7,550	632
Encore Capital Group, Inc.*	5,082	146
Enova International, Inc.*	553	7
Essent Group Ltd.*	9,687	313
Euronet Worldwide, Inc.*	10,672	773
Everi Holdings, Inc.*	4,000	9
Federal Agricultural Mortgage Corp., Class C	100	6
First American Financial Corp.	14,938	547
Flagstar Bancorp, Inc.*	4,360	117
GATX Corp.	11,420	703
Green Dot Corp., Class A*	8,972	211
HFF, Inc., Class A	6,459	195
HomeStreet, Inc.*	4,609	146
Investors Title Co.	2,084	330
LendingClub Corp.*	67,823	356
LendingTree, Inc.*	2,061	209
Liberty Tax, Inc.	817	11
Meta Financial Group, Inc.	5,153	530
MGIC Investment Corp.*	83,211	848
Nelnet, Inc., Class A	9,413	478
Net 1 UEPS Technologies, Inc.*	8,646	99
NewStar Financial, Inc.*	1,780	16
Ocwen Financial Corp.*	9,760	53

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Specialty Finance - 2.2% continued
PennyMac Financial Services, Inc., Class A*	4,181	$70
PHH Corp.*	7,701	117
PRA Group, Inc.*	15,764	616
Stewart Information Services Corp.	8,878	409
Walker & Dunlop, Inc.*	8,056	251
Walter Investment Management Corp.*	131	1
WEX, Inc.*	10,151	1,133
Willis Lease Finance Corp.*	2,017	52
World Acceptance Corp.*	7,514	483

		11,605

Technology Services - 2.8%
AstroNova, Inc.	4,490	64
Black Box Corp.	1,212	19
Bottomline Technologies de, Inc.*	10,654	267
CACI International, Inc., Class A*	6,155	765
Ciber, Inc.* (1)	133	—
Computer Services, Inc.	2,342	93
comScore, Inc.*	28,044	886
Convergys Corp.	25,309	622
CoreLogic, Inc.*	13,141	484
CSG Systems International, Inc.	8,656	419
Cubic Corp.	7,251	348
DMC Global, Inc.	1,213	19
Endurance International Group Holdings, Inc.*	2,183	20
Engility Holdings, Inc.*	7,588	256
EPAM Systems, Inc.*	12,475	802
EVERTEC, Inc.	17,232	306
ExlService Holdings, Inc.*	8,477	428
Fair Isaac Corp.	10,739	1,280
Forrester Research, Inc.	4,854	208
Globant S.A.*	4,283	143
ICF International, Inc.*	6,401	353
Luxoft Holding, Inc.*	4,851	273
ManTech International Corp., Class A	5,302	224
Mattersight Corp.*	1,693	6
MAXIMUS, Inc.	21,140	1,179
Medidata Solutions, Inc.*	14,214	706
NCI, Inc., Class A	3,364	47
NIC, Inc.	16,057	384
Perficient, Inc.*	8,996	157
Science Applications International Corp.	11,739	995
StarTek, Inc.*	835	7
Sykes Enterprises, Inc.*	15,567	449
Syntel, Inc.	13,807	273
TeleTech Holdings, Inc.	7,622	232
TESSCO Technologies, Inc.	3,726	48
Tessera Holding Corp.*	13,433	594
Travelport Worldwide Ltd.	29,469	416
Unisys Corp.*	541	8
Virtusa Corp.*	8,972	225
WageWorks, Inc.*	9,911	719

		14,724

Telecom - 1.1%
8x8, Inc.*	15,858	227
ATN International, Inc.	3,248	260
Cincinnati Bell, Inc.*	11,559	258
Cogent Communications Holdings, Inc.	17,834	737
Consolidated Communications Holdings, Inc.	13,590	365
DigitalGlobe, Inc.*	17,868	512
EarthLink Holdings Corp.	42,826	242
FairPoint Communications, Inc.*	4,079	76
General Communication, Inc., Class A*	12,335	240
Globalstar, Inc.*	76,000	120
Gogo, Inc.*	7,851	72
GTT Communications, Inc.*	11,216	323
Hawaiian Telcom Holdco, Inc.*	6,731	167
IDT Corp., Class B	6,399	119
Inteliquent, Inc.	11,726	269
Intelsat S.A.* (1)	100	—
Internap Corp.* (1)	280	—
Iridium Communications, Inc.*	13,868	133
Lumos Networks Corp.*	5,764	90
RigNet, Inc.*	3,681	85
Shenandoah Telecommunications Co.	13,000	355
Spok Holdings, Inc.	10,359	215
Straight Path Communications, Inc., Class B*	9,669	328
Vonage Holdings Corp.*	32,222	221

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Telecom - 1.1% continued
West Corp.	14,480	$359
Windstream Holdings, Inc.	12,847	94
Zix Corp.*	3,466	17

		5,884

Transportation & Logistics - 1.3%
Air T, Inc.*	510	12
Air Transport Services Group, Inc.*	15,525	248
ArcBest Corp.	4,079	113
Atlas Air Worldwide Holdings, Inc.*	6,975	364
Celadon Group, Inc.	12,115	87
Covenant Transportation Group, Inc., Class A*	7,127	138
DHT Holdings, Inc.	10,095	42
Dorian LPG Ltd.*	1,085	9
Echo Global Logistics, Inc.*	11,216	281
Forward Air Corp.	8,607	408
GasLog Ltd.	3,266	53
Golar LNG Ltd.	17,871	410
Heartland Express, Inc.	16,856	343
Hornbeck Offshore Services, Inc.*	291	2
International Seaways, Inc.*	73	1
Knight Transportation, Inc.	14,082	465
Marten Transport Ltd.	7,457	174
Matson, Inc.	12,135	429
Mobile Mini, Inc.	12,835	388
Navigator Holdings Ltd.*	275	2
Nordic American Tankers Ltd.	12,913	108
Overseas Shipholding Group, Inc., Class A*	220	1
P.A.M. Transportation Services, Inc.*	1,362	35
Patriot Transportation Holding, Inc.*	465	11
Saia, Inc.*	8,331	368
Scorpio Tankers, Inc.	48,518	220
Ship Finance International Ltd.	17,726	263
Swift Transportation Co.*	24,473	596
Tsakos Energy Navigation Ltd.	8,056	38
Universal Logistics Holdings, Inc.	4,791	78
USA Truck, Inc.*	6,196	54
Werner Enterprises, Inc.	12,318	332
XPO Logistics, Inc.*	19,949	861

		6,934

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	5,679	257
Conrad Industries, Inc.	2,656	57
FreightCar America, Inc.	4,133	62
Greenbrier (The) Cos., Inc.	9,317	387
Meritor, Inc.*	28,652	356
Spartan Motors, Inc.	29,111	269
Wabash National Corp.*	17,594	278

		1,666

Utilities - 3.4%
ALLETE, Inc.	13,589	872
American States Water Co.	10,479	477
Artesian Resources Corp., Class A	7,412	237
Atlantica Yield PLC	8,500	164
Avista Corp.	17,305	692
Black Hills Corp.	8,497	521
California Water Service Group	13,276	450
Chesapeake Utilities Corp.	4,814	322
Connecticut Water Service, Inc.	6,620	370
Consolidated Water Co. Ltd.	14,928	162
Delta Natural Gas Co., Inc.	2,813	83
Dynegy, Inc.*	12,872	109
El Paso Electric Co.	14,291	665
Empire District Electric (The) Co.	5,189	177
IDACORP, Inc.	13,955	1,124
MGE Energy, Inc.	9,652	630
Middlesex Water Co.	10,063	432
New Jersey Resources Corp.	22,708	806
Northwest Natural Gas Co.	7,553	452
NorthWestern Corp.	13,066	743
NRG Yield, Inc., Class A	8,358	128
NRG Yield, Inc., Class C	3,777	60
ONE Gas, Inc.	14,550	931
Ormat Technologies, Inc.	10,282	551
Otter Tail Corp.	10,401	424
Pattern Energy Group, Inc.	15,499	294
PNM Resources, Inc.	22,089	758
Portland General Electric Co.	24,716	1,071
RGC Resources, Inc.	593	15
SJW Group	7,541	422
South Jersey Industries, Inc.	18,043	608
Southwest Gas Corp.	13,066	1,001
Spire, Inc.	12,017	776

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4% continued
Utilities - 3.4% continued
Unitil Corp.	3,954	$179
WGL Holdings, Inc.	13,748	1,049
York Water (The) Co.	3,920	150

		17,905

Waste & Environment Services & Equipment - 0.6%
Advanced Emissions Solutions, Inc.*	5,098	47
Cantel Medical Corp.	9,277	730
CECO Environmental Corp.	6,995	98
CLARCOR, Inc.	13,962	1,151
Covanta Holding Corp.	17,538	274
Heritage-Crystal Clean, Inc.*	508	8
Sharps Compliance Corp.*	1,999	8
Tetra Tech, Inc.	17,127	739
US Ecology, Inc.	5,001	246
Vertex Energy, Inc.*	9,500	12

		3,313

Total Common Stocks (Cost $384,101)		507,737

RIGHTS - 0.1%
Biotechnology & Pharmaceuticals - 0.1%
Dyax Corp. (Contingent Value Rights)* (2)	3,415	—
Forest Laboratories, Inc. (Contingent Value Rights)* (2)	3,326	—
Tobira Therapeutics, Inc. (Contingent Value Rights)*	16,926	131

		131

Machinery - 0.0%
ClearSign Combustion Corp.* (2)	4,275	—

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.* (2)	13,109	—

Total Rights (Cost $ — )		131

OTHER - 0.0%
Escrow Adolor Corp.* (2)	1,241	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(3) (4)	12,049,911	12,050

Total Investment Companies (Cost $12,050)		12,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.42%, 3/2/17(5) (6)	$727	$727

Total Short-Term Investments (Cost $727)		727

Total Investments - 99.9% (Cost $396,878)		520,645

Other Assets less Liabilities - 0.1%		530

NET ASSETS - 100.0%		$521,175

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	183	$12,416	Long	3/17	$(116)

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	3.0
Energy	3.4
Financials	19.1
Health Care	12.4
Industrials	15.3
Information Technology	17.3
Materials	4.8
Real Estate	7.7
Telecommunication Services	0.8
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Electrical Equipment	$10,362	$194	$—	$10,556
Gaming, Lodging & Restaurants	15,062	79	—	15,141
Home & Office Products	9,358	14	—	9,372
Medical Equipment & Devices	20,424	4	—	20,428
Real Estate Investment Trusts	40,921	76	—	40,997
All Other Industries(1)	411,243	—	—	411,243

Total Common Stocks	507,370	367	—	507,737

Rights(1)	—	—	131	131
Investment Companies	$12,050	$—	$—	$12,050
Short-Term Investments	—	727	—	727

Total Investments	$519,420	$1,094	$131	$520,645

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(116)	$—	$—	$(116)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Gaming, Lodging & Restaurants	$79	Valuations at bid price
Electrical Equipment	194	Valuations at bid price

Total	$273

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Banking	$100	Valuations at official close price
Recreational Facilities & Services	8	Valuations at official close price

Total	$108

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Rights
Biotechnology & Pharmaceuticals	$—	$—	$—	$—	$—	$131	$—	$131	$131

The Fund valued the securities included in the Balance as of 12/31/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/16 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Rights	$131	Consensus Pricing	Probability/Time Period Discount

The unobservable inputs are reviewed and compared to publicly available information for reasoneableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution, would, in isolation, result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$397,246

Gross tax appreciation of investments	$139,711
Gross tax depreciation of investments	(16,312)

Net tax appreciation of investments	$123,399

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$6,598	$206,473	$201,021	$18	$12,050

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Aerospace & Defense - 1.4%
AAR Corp.	393,441	$13,003
Ducommun, Inc.*	26,409	675
Esterline Technologies Corp.*	168,331	15,015
Moog, Inc., Class A*	183,033	12,022
Orbital ATK, Inc.	78,028	6,845
Woodward, Inc.	45,544	3,145

		50,705

Apparel & Textile Products - 0.5%
Columbia Sportswear Co.	35,589	2,075
Deckers Outdoor Corp.*	104,352	5,780
Iconix Brand Group, Inc.*	187,108	1,748
Movado Group, Inc.	47,198	1,357
Perry Ellis International, Inc.*	104,102	2,593
Unifi, Inc.*	129,558	4,227

		17,780

Asset Management - 0.3%
Calamos Asset Management, Inc., Class A	8,063	69
Janus Capital Group, Inc.	739,936	9,819

		9,888

Automotive - 1.1%
Cooper Tire & Rubber Co.	406,402	15,789
Cooper-Standard Holdings, Inc.*	45,572	4,711
Miller Industries, Inc.	116,046	3,069
Modine Manufacturing Co.*	84,335	1,256
Standard Motor Products, Inc.	169,801	9,037
Superior Industries International, Inc.	309,398	8,153

		42,015

Banking - 22.2%
1st Source Corp.	20,064	896
Arrow Financial Corp.	15,519	629
Astoria Financial Corp.	472,445	8,811
BancFirst Corp.	64,307	5,984
Banco Latinoamericano de Comercio Exterior S.A.	105,032	3,092
BancorpSouth, Inc.	511,733	15,889
Bank of Marin Bancorp	4,611	322
BankFinancial Corp.	122,321	1,813
Banner Corp.	35,166	1,963
Berkshire Hills Bancorp, Inc.	90,734	3,344
BNC Bancorp	80,197	2,558
Boston Private Financial Holdings, Inc.	142,189	2,353
Brookline Bancorp, Inc.	194,853	3,196
Bryn Mawr Bank Corp.	18,787	792
Cardinal Financial Corp.	212,367	6,963
Cathay General Bancorp	506,013	19,244
Central Pacific Financial Corp.	40,660	1,278
Chemical Financial Corp.	350,572	18,990
City Holding Co.	136,741	9,244
CNB Financial Corp.	11,039	295
CoBiz Financial, Inc.	18,617	314
Columbia Banking System, Inc.	140,790	6,290
Community Bank System, Inc.	406,421	25,113
Community Trust Bancorp, Inc.	176,410	8,750
CVB Financial Corp.	515,262	11,815
Dime Community Bancshares, Inc.	441,514	8,874
Enterprise Financial Services Corp.	37,498	1,612
FCB Financial Holdings, Inc., Class A*	57,497	2,743
Financial Institutions, Inc.	50,522	1,728
First Busey Corp.	26,980	830
First Commonwealth Financial Corp.	163,324	2,316
First Defiance Financial Corp.	8,025	407
First Financial Bancorp	466,672	13,277
First Financial Corp.	129,419	6,833
First Interstate BancSystem, Inc., Class A	58,028	2,469
First Merchants Corp.	236,688	8,911
First Midwest Bancorp, Inc.	511,410	12,903
Flushing Financial Corp.	414,733	12,189
FNB Corp.	1,095,231	17,557
Fulton Financial Corp.	451,645	8,491
German American Bancorp, Inc.	6,021	317
Glacier Bancorp, Inc.	184,605	6,688
Great Southern Bancorp, Inc.	21,265	1,162
Hanmi Financial Corp.	85,724	2,992
Heartland Financial USA, Inc.	149,720	7,187
Heritage Financial Corp.	89,363	2,301
Home BancShares, Inc.	641,658	17,819
Hope Bancorp, Inc.	752,546	16,473
IBERIABANK Corp.	145,298	12,169
Independent Bank Corp.	189,418	13,344
International Bancshares Corp.	530,721	21,653
Investors Bancorp, Inc.	723,783	10,097
Lakeland Bancorp, Inc.	354,584	6,914
Lakeland Financial Corp.	172,770	8,182
LegacyTexas Financial Group, Inc.	123,415	5,314

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Banking - 22.2% continued
MainSource Financial Group, Inc.	64,714	$2,226
MB Financial, Inc.	169,759	8,018
MidWestOne Financial Group, Inc.	8,299	312
NBT Bancorp, Inc.	275,248	11,527
Northwest Bancshares, Inc.	539,455	9,726
OceanFirst Financial Corp.	149,787	4,498
OFG Bancorp	152,755	2,001
Old National Bancorp	59,209	1,075
Oritani Financial Corp.	130,025	2,438
Pacific Continental Corp.	8,870	194
Park National Corp.	79,661	9,532
Peapack Gladstone Financial Corp.	7,020	217
Pinnacle Financial Partners, Inc.	185,176	12,833
Preferred Bank	10,086	529
PrivateBancorp, Inc.	465,146	25,206
Prosperity Bancshares, Inc.	398,661	28,616
Provident Financial Services, Inc.	766,788	21,700
Renasant Corp.	301,041	12,710
S&T Bancorp, Inc.	245,293	9,576
Sandy Spring Bancorp, Inc.	122,011	4,879
Sierra Bancorp	148,042	3,936
Simmons First National Corp., Class A	74,287	4,617
South State Corp.	134,946	11,794
Southside Bancshares, Inc.	55,106	2,076
Southwest Bancorp, Inc.	8,656	251
Sterling Bancorp	532,416	12,459
Stock Yards Bancorp, Inc.	10,087	474
Texas Capital Bancshares, Inc.*	175,851	13,787
TriCo Bancshares	158,828	5,429
TrustCo Bank Corp. NY	137,996	1,207
Trustmark Corp.	514,776	18,352
UMB Financial Corp.	267,820	20,654
Umpqua Holdings Corp.	493,279	9,264
Union Bankshares Corp.	404,769	14,466
United Bankshares, Inc.	389,129	17,997
United Community Banks, Inc.	141,360	4,187
United Community Financial Corp.	27,860	249
United Financial Bancorp, Inc.	356,245	6,469
Univest Corp. of Pennsylvania	29,209	903
Valley National Bancorp	218,029	2,538
Washington Federal, Inc.	631,198	21,682
Washington Trust Bancorp, Inc.	162,903	9,131
Webster Financial Corp.	569,411	30,908
WesBanco, Inc.	197,885	8,521
West Bancorporation, Inc.	12,290	304
Westamerica Bancorporation	23,925	1,506
Wintrust Financial Corp.	186,705	13,549
WSFS Financial Corp.	313,464	14,529

		812,742

Biotechnology & Pharmaceuticals - 0.7%
Aceto Corp.	416,463	9,150
Aptevo Therapeutics, Inc.*	4,613	11
Cambrex Corp.*	31,800	1,716
Celldex Therapeutics, Inc.*	327,373	1,159
Chimerix, Inc.*	73,494	338
Emergent BioSolutions, Inc.*	67,770	2,226
Esperion Therapeutics, Inc.*	164,953	2,065
Impax Laboratories, Inc.*	27,293	362
Infinity Pharmaceuticals, Inc.*	122,760	166
Karyopharm Therapeutics, Inc.*	13,535	127
Nutraceutical International Corp.	117,235	4,097
PDL BioPharma, Inc.	571,127	1,211
PTC Therapeutics, Inc.*	86,934	948
Retrophin, Inc.*	123,270	2,333
SciClone Pharmaceuticals, Inc.*	69,972	756
Tetraphase Pharmaceuticals, Inc.*	222,677	897

		27,562

Chemicals - 2.8%
A. Schulman, Inc.	242,104	8,098
Cabot Corp.	179,725	9,083
H.B. Fuller Co.	228,411	11,035
Innophos Holdings, Inc.	82,456	4,309
Innospec, Inc.	36,845	2,524
Kraton Corp.*	84,344	2,402
Materion Corp.	285,928	11,323
Minerals Technologies, Inc.	239,277	18,484
Olin Corp.	514,632	13,180
Rayonier Advanced Materials, Inc.	131,258	2,029
Sensient Technologies Corp.	247,071	19,415

		101,882

Commercial Services - 2.7%
ABM Industries, Inc.	440,702	17,998
Barrett Business Services, Inc.	34,621	2,219
CBIZ, Inc.*	77,073	1,056
CEB, Inc.	22,873	1,386

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Commercial Services - 2.7% continued
Cimpress N.V.*	48,113	$4,408
Ennis, Inc.	341,834	5,931
FTI Consulting, Inc.*	114,444	5,159
G&K Services, Inc., Class A	185,313	17,874
Huron Consulting Group, Inc.*	62,243	3,153
Kforce, Inc.	140,217	3,239
Korn/Ferry International	306,906	9,032
LSC Communications, Inc.	1,407	42
Navigant Consulting, Inc.*	170,811	4,472
R.R. Donnelley & Sons Co.	4,254	69
Resources Connection, Inc.	96,588	1,859
SP Plus Corp.*	10,558	297
UniFirst Corp.	49,926	7,172
Viad Corp.	294,394	12,983

		98,349

Construction Materials - 0.1%
Universal Forest Products, Inc.	24,423	2,496

Consumer Products - 2.0%
Cal-Maine Foods, Inc.	43,589	1,925
Central Garden & Pet Co., Class A*	28,278	874
Darling Ingredients, Inc.*	578,815	7,472
Fresh Del Monte Produce, Inc.	90,513	5,488
Helen of Troy Ltd.*	220,061	18,584
Inter Parfums, Inc.	192,146	6,293
Sanderson Farms, Inc.	74,966	7,065
Snyder’s-Lance, Inc.	102,423	3,927
TreeHouse Foods, Inc.*	62,248	4,494
Universal Corp.	242,546	15,462

		71,584

Consumer Services - 0.4%
Aaron’s, Inc.	228,749	7,318
Matthews International Corp., Class A	83,645	6,428

		13,746

Containers & Packaging - 0.5%
KapStone Paper and Packaging Corp.	141,051	3,110
Multi-Color Corp.	136,041	10,557
Myers Industries, Inc.	327,549	4,684

		18,351

Design, Manufacturing & Distribution - 2.2%
Benchmark Electronics, Inc.*	524,724	16,004
CTS Corp.	408,451	9,149
Fabrinet*	75,895	3,059
Plexus Corp.*	294,501	15,915
Sanmina Corp.*	845,538	30,989
Tech Data Corp.*	58,450	4,949

		80,065

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	271,776	12,148
Core-Mark Holding Co., Inc.	161,938	6,975

		19,123

Distributors - Discretionary - 2.0%
ePlus, Inc.*	8,167	941
Essendant, Inc.	78,574	1,642
FTD Cos., Inc.*	122,770	2,927
Insight Enterprises, Inc.*	522,312	21,122
PC Connection, Inc.	274,817	7,720
ScanSource, Inc.*	33,369	1,346
SYNNEX Corp.	302,464	36,604

		72,302

Electrical Equipment - 0.6%
ESCO Technologies, Inc.	80,876	4,581
Watts Water Technologies, Inc., Class A	271,332	17,691

		22,272

Engineering & Construction Services - 1.3%
Comfort Systems USA, Inc.	330,142	10,994
Dycom Industries, Inc.*	13,471	1,081
EMCOR Group, Inc.	293,483	20,767
Granite Construction, Inc.	255,751	14,066
Great Lakes Dredge & Dock Corp.*	18,507	78
MYR Group, Inc.*	49,540	1,867
VSE Corp.	8,474	329

		49,182

Forest & Paper Products - 0.9%
Domtar Corp.	309,172	12,067
Mercer International, Inc.	519,873	5,537
Neenah Paper, Inc.	49,039	4,178
P.H. Glatfelter Co.	411,807	9,838
Schweitzer-Mauduit International, Inc.	31,581	1,438

		33,058

Gaming, Lodging & Restaurants - 0.7%
Belmond Ltd., Class A*	178,280	2,380
Bob Evans Farms, Inc.	231,939	12,341
DineEquity, Inc.	20,793	1,601

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Gaming, Lodging & Restaurants - 0.7% continued
Marriott Vacations Worldwide Corp.	71,250	$6,046
Monarch Casino & Resort, Inc.*	14,894	384
Texas Roadhouse, Inc.	100,025	4,825

		27,577

Hardware - 1.2%
Electronics For Imaging, Inc.*	164,907	7,233
Finisar Corp.*	742,156	22,465
Mercury Systems, Inc.*	122,185	3,692
NETGEAR, Inc.*	40,344	2,193
NetScout Systems, Inc.*	146,856	4,626
PC-Tel, Inc.	169,023	909
Plantronics, Inc.	43,950	2,407

		43,525

Health Care Facilities & Services - 2.5%
Amedisys, Inc.*	194,764	8,303
Capital Senior Living Corp.*	141,590	2,273
Community Health Systems, Inc.*	178,960	1,000
Envision Healthcare Corp.*	306,217	19,380
HealthSouth Corp.	131,869	5,438
Kindred Healthcare, Inc.	263,754	2,070
LHC Group, Inc.*	32,557	1,488
Magellan Health, Inc.*	190,664	14,347
Medcath Corp.* (1)	106,845	—
Molina Healthcare, Inc.*	49,073	2,663
National HealthCare Corp.	26,481	2,007
OvaScience, Inc.*	95,607	146
Owens & Minor, Inc.	161,025	5,683
Select Medical Holdings Corp.*	251,414	3,331
Triple-S Management Corp., Class B*	268,983	5,568
VCA, Inc.*	89,437	6,140
WellCare Health Plans, Inc.*	86,896	11,912

		91,749

Home & Office Products - 1.5%
ACCO Brands Corp.*	278,843	3,639
Beazer Homes USA, Inc.*	222,235	2,956
CalAtlantic Group, Inc.	217,586	7,400
CSS Industries, Inc.	104,422	2,827
Griffon Corp.	529,388	13,870
Hooker Furniture Corp.	122,660	4,655
La-Z-Boy, Inc.	300,202	9,321
MDC Holdings, Inc.	68,803	1,766
Meritage Homes Corp.*	178,338	6,206
Steelcase, Inc., Class A	74,037	1,325

		53,965

Industrial Services - 0.2%
Applied Industrial Technologies, Inc.	49,991	2,969
Kaman Corp.	84,315	4,126
McGrath RentCorp	39,495	1,548

		8,643

Institutional Financial Services - 0.3%
GAIN Capital Holdings, Inc.	20,586	136
Stifel Financial Corp.*	199,844	9,982

		10,118

Insurance - 4.7%
American Equity Investment Life Holding Co.	542,371	12,225
AMERISAFE, Inc.	123,301	7,688
Argo Group International Holdings Ltd.	51,494	3,394
CNO Financial Group, Inc.	780,454	14,946
EMC Insurance Group, Inc.	130,063	3,903
Employers Holdings, Inc.	345,630	13,687
Enstar Group Ltd.*	9,258	1,830
FBL Financial Group, Inc., Class A	80,998	6,330
Federated National Holding Co.	6,763	126
Horace Mann Educators Corp.	423,793	18,138
Infinity Property & Casualty Corp.	6,498	571
Kemper Corp.	75,985	3,366
Maiden Holdings Ltd.	106,702	1,862
Navigators Group (The), Inc.	162,625	19,149
Primerica, Inc.	373,458	25,825
ProAssurance Corp.	75,049	4,218
Radian Group, Inc.	335,829	6,038
RLI Corp.	200,641	12,667
Selective Insurance Group, Inc.	227,489	9,793
United Fire Group, Inc.	162,423	7,986

		173,742

Iron & Steel - 0.5%
Carpenter Technology Corp.	162,246	5,868
Commercial Metals Co.	367,531	8,005
Haynes International, Inc.	18,229	784
TimkenSteel Corp.*	211,777	3,278

		17,935

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Leisure Products - 0.3%
Brunswick Corp.	150,522	$8,210
Escalade, Inc.	3,191	42
Vista Outdoor, Inc.*	51,870	1,914

		10,166

Machinery - 1.9%
Alamo Group, Inc.	17,442	1,327
Astec Industries, Inc.	34,218	2,308
Briggs & Stratton Corp.	112,450	2,503
CIRCOR International, Inc.	21,515	1,396
Columbus McKinnon Corp.	41,438	1,120
Curtiss-Wright Corp.	253,467	24,931
Federal Signal Corp.	174,080	2,717
Hollysys Automation Technologies Ltd.	65,184	1,194
Hyster-Yale Materials Handling, Inc.	107,629	6,864
Kadant, Inc.	63,819	3,906
MSA Safety, Inc.	25,596	1,775
Oshkosh Corp.	95,677	6,182
Regal Beloit Corp.	63,076	4,368
Standex International Corp.	118,483	10,409

		71,000

Manufactured Goods - 2.0%
Aegion Corp.*	97,805	2,318
Barnes Group, Inc.	466,051	22,100
Chart Industries, Inc.*	102,599	3,696
Gibraltar Industries, Inc.*	403,490	16,805
Insteel Industries, Inc.	8,788	313
Rogers Corp.*	183,063	14,061
Simpson Manufacturing Co., Inc.	353,773	15,478

		74,771

Media - 1.4%
Bankrate, Inc.*	225,315	2,490
Entercom Communications Corp., Class A	388,881	5,950
EW Scripps (The) Co., Class A*	463,761	8,965
Meredith Corp.	217,980	12,894
New York Times (The) Co., Class A	164,998	2,194
RetailMeNot, Inc.*	116,481	1,083
Scholastic Corp.	389,458	18,495

		52,071

Medical Equipment & Devices - 0.9%
AngioDynamics, Inc.*	333,247	5,622
CONMED Corp.	124,056	5,480
CryoLife, Inc.*	344,181	6,591
Integer Holdings Corp.*	185,579	5,465
Natus Medical, Inc.*	33,743	1,174
Nuvectra Corp.*	67,572	340
Orthofix International N.V.*	45,844	1,659
Wright Medical Group N.V.*	243,700	5,600

		31,931

Metals & Mining - 0.5%
Encore Wire Corp.	52,036	2,256
Harsco Corp.	221,816	3,017
Kaiser Aluminum Corp.	103,248	8,021
Stillwater Mining Co.*	260,716	4,200

		17,494

Oil, Gas & Coal - 3.4%
Abraxas Petroleum Corp.*	201,274	517
Adams Resources & Energy, Inc.	4,425	175
Alon USA Energy, Inc.	4,780	54
Approach Resources, Inc.*	33,048	111
Atwood Oceanics, Inc.	170,988	2,245
Callon Petroleum Co.*	549,707	8,449
Carrizo Oil & Gas, Inc.*	156,356	5,840
Cloud Peak Energy, Inc.*	242,908	1,363
Delek US Holdings, Inc.	180,300	4,340
Dril-Quip, Inc.*	37,581	2,257
Enbridge Energy Management LLC*	120,203	3,113
EP Energy Corp., Class A*	605,970	3,969
Forum Energy Technologies, Inc.*	212,375	4,672
Hallador Energy Co.	39,539	359
Matrix Service Co.*	39,994	908
McDermott International, Inc.*	343,774	2,541
Natural Gas Services Group, Inc.*	190,882	6,137
Newpark Resources, Inc.*	895,781	6,718
Oasis Petroleum, Inc.*	609,787	9,232
Oil States International, Inc.*	166,865	6,508
Parker Drilling Co.*	388,567	1,010
PDC Energy, Inc.*	317,981	23,079
PHI, Inc. (Non Voting)*	61,379	1,106
SEACOR Holdings, Inc.*	60,008	4,277
SemGroup Corp., Class A	147,272	6,149
SM Energy Co.	72,875	2,513

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Oil, Gas & Coal - 3.4% continued
Synergy Resources Corp.*	572,329	$5,100
Western Refining, Inc.	247,733	9,377
World Fuel Services Corp.	47,529	2,182

		124,301

Passenger Transportation - 0.2%
Hawaiian Holdings, Inc.*	46,290	2,639
SkyWest, Inc.	134,815	4,914

		7,553

Real Estate - 0.0%
RMR Group (The), Inc., Class A	2,128	84

Real Estate Investment Trusts - 10.0%
Acadia Realty Trust	348,772	11,398
Agree Realty Corp.	195,250	8,991
American Assets Trust, Inc.	104,354	4,496
Capstead Mortgage Corp.	669,047	6,818
CBL & Associates Properties, Inc.	383,055	4,405
Chatham Lodging Trust	22,929	471
Chesapeake Lodging Trust	377,407	9,760
CorEnergy Infrastructure Trust, Inc.	8,962	313
Corporate Office Properties Trust	113,257	3,536
Cousins Properties, Inc.	836,937	7,122
DCT Industrial Trust, Inc.	12,344	591
DiamondRock Hospitality Co.	1,371,952	15,819
DuPont Fabros Technology, Inc.	292,778	12,862
Education Realty Trust, Inc.	268,983	11,378
Equity One, Inc.	561,315	17,227
First Industrial Realty Trust, Inc.	430,844	12,085
Franklin Street Properties Corp.	822,331	10,657
GEO Group (The), Inc.	413,899	14,871
Gramercy Property Trust	920,917	8,454
Healthcare Realty Trust, Inc.	408,570	12,388
Hersha Hospitality Trust	54,898	1,180
Independence Realty Trust, Inc.	123,396	1,101
Kite Realty Group Trust	155,763	3,657
LaSalle Hotel Properties	859,867	26,200
LTC Properties, Inc.	368,242	17,300
Mack-Cali Realty Corp.	293,035	8,504
Medical Properties Trust, Inc.	1,641,688	20,193
MFA Financial, Inc.	920,015	7,020
Monmouth Real Estate Investment Corp.	85,979	1,310
Monogram Residential Trust, Inc.	809,261	8,756
National Health Investors, Inc.	136,509	10,125
New Residential Investment Corp.	373,189	5,867
New York Mortgage Trust, Inc.	381,992	2,521
One Liberty Properties, Inc.	121,080	3,041
Parkway, Inc.*	104,617	2,328
Pebblebrook Hotel Trust	188,341	5,603
Pennsylvania Real Estate Investment Trust	504,383	9,563
Piedmont Office Realty Trust, Inc., Class A	260,828	5,454
PS Business Parks, Inc.	77,323	9,010
Ramco-Gershenson Properties Trust	449,778	7,457
RLJ Lodging Trust	813,764	19,929
Sabra Health Care REIT, Inc.	98,122	2,396
Select Income REIT	147,931	3,728
Sun Communities, Inc.	2,415	185
Washington Real Estate Investment Trust	89,664	2,931
Weingarten Realty Investors	183,935	6,583
Winthrop Realty Trust*	35,149	275

		365,859

Recreational Facilities & Services - 0.9%
AMC Entertainment Holdings, Inc., Class A	48,501	1,632
International Speedway Corp., Class A	230,014	8,465
Marcus (The) Corp.	350,864	11,052
Speedway Motorsports, Inc.	23,401	507
Vail Resorts, Inc.	65,701	10,598

		32,254

Renewable Energy - 1.0%
Advanced Energy Industries, Inc.*	181,200	9,921
EnerSys	115,527	9,023
Green Plains, Inc.	112,470	3,132
Pacific Ethanol, Inc.*	105,761	1,005
REX American Resources Corp.*	114,683	11,325
Vivint Solar, Inc.*	291,542	743

		35,149

Retail - Consumer Staples - 0.5%
Casey’s General Stores, Inc.	80,436	9,562
Ingles Markets, Inc., Class A	38,531	1,853
PriceSmart, Inc.	24,565	2,051
SpartanNash Co.	91,449	3,616
Weis Markets, Inc.	29,705	1,986

		19,068

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Retail - Discretionary - 2.2%
Abercrombie & Fitch Co., Class A	242,486	$2,910
Barnes & Noble, Inc.	123,078	1,372
Boot Barn Holdings, Inc.*	88,281	1,105
Caleres, Inc.	76,970	2,526
Cato (The) Corp., Class A	60,946	1,833
Children’s Place (The), Inc.	29,133	2,941
Citi Trends, Inc.	8,814	166
Container Store Group (The), Inc.*	69,976	445
Ethan Allen Interiors, Inc.	235,660	8,684
Express, Inc.*	205,970	2,216
Finish Line (The), Inc., Class A	137,778	2,592
Genesco, Inc.*	69,262	4,301
Group 1 Automotive, Inc.	169,121	13,181
Guess?, Inc.	132,660	1,605
Haverty Furniture Cos., Inc.	208,332	4,938
Office Depot, Inc.	2,144,045	9,691
Rush Enterprises, Inc., Class A*	248,653	7,932
Shoe Carnival, Inc.	187,993	5,072
Sonic Automotive, Inc., Class A	292,849	6,706
Stage Stores, Inc.	85,533	374

		80,590

Semiconductors - 1.8%
Amkor Technology, Inc.*	881,022	9,295
Brooks Automation, Inc.	749,692	12,797
Cavium, Inc.*	28,263	1,765
Cirrus Logic, Inc.*	66,945	3,785
Coherent, Inc.*	14,409	1,980
Cohu, Inc.	14,558	202
Diodes, Inc.*	106,863	2,743
Entegris, Inc.*	1,094,414	19,590
FormFactor, Inc.*	5,847	66
II-VI, Inc.*	70,868	2,101
IXYS Corp.	27,414	326
Photronics, Inc.*	77,126	872
Power Integrations, Inc.	38,999	2,646
Semtech Corp.*	55,333	1,746
Ultra Clean Holdings, Inc.*	172,393	1,672
Vishay Intertechnology, Inc.	206,610	3,347
Xcerra Corp.*	225,789	1,725

		66,658

Software - 1.2%
Acxiom Corp.*	306,769	8,221
Blackbaud, Inc.	33,438	2,140
Donnelley Financial Solutions, Inc.*	1,595	37
Ebix, Inc.	62,605	3,572
Mentor Graphics Corp.	582,427	21,486
MicroStrategy, Inc., Class A*	14,698	2,901
Progress Software Corp.	156,677	5,003
Sapiens International Corp. N.V.	25,830	370

		43,730

Specialty Finance - 2.5%
Air Lease Corp.	254,572	8,740
Aircastle Ltd.	421,362	8,785
Encore Capital Group, Inc.*	139,536	3,998
First American Financial Corp.	683,457	25,035
GATX Corp.	127,525	7,853
HomeStreet, Inc.*	86,077	2,720
Marlin Business Services Corp.	18,725	391
Meta Financial Group, Inc.	6,505	669
MGIC Investment Corp.*	1,193,326	12,160
Nelnet, Inc., Class A	380,202	19,295
Ocwen Financial Corp.*	470,437	2,536
World Acceptance Corp.*	11,026	709

		92,891

Technology Services - 2.2%
Black Box Corp.	49,109	749
CACI International, Inc., Class A*	247,915	30,816
Convergys Corp.	978,498	24,032
CSG Systems International, Inc.	35,883	1,737
Cubic Corp.	145,422	6,973
Engility Holdings, Inc.*	59,806	2,015
Fair Isaac Corp.	39,434	4,701
ICF International, Inc.*	48,690	2,688
ManTech International Corp., Class A	43,422	1,835
Perficient, Inc.*	40,997	717
Sykes Enterprises, Inc.*	66,408	1,916
TeleTech Holdings, Inc.	26,849	819
Tessera Holding Corp.*	61,525	2,719

		81,717

Telecom - 0.4%
ATN International, Inc.	9,317	747
DigitalGlobe, Inc.*	161,026	4,613
IDT Corp., Class B	12,398	230
Intelsat S.A.*	63,693	170
Iridium Communications, Inc.*	136,606	1,311

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Telecom - 0.4% continued
Lumos Networks Corp.*	12,728	$199
NII Holdings, Inc.*	284,114	611
Shenandoah Telecommunications Co.	58,562	1,599
Telephone & Data Systems, Inc.	237,389	6,853

		16,333

Transportation & Logistics - 1.2%
ArcBest Corp.	2,384	66
Ardmore Shipping Corp.	11,662	86
DHT Holdings, Inc.	39,184	162
Dorian LPG Ltd.*	92,533	760
Gener8 Maritime, Inc.*	115,151	516
Marten Transport Ltd.	81,496	1,899
Mobile Mini, Inc.	383,929	11,614
Navigator Holdings Ltd.*	17,187	160
Navios Maritime Acquisition Corp.	159,049	270
Nordic American Tankers Ltd.	98,718	829
Roadrunner Transportation Systems, Inc.*	98,819	1,027
Saia, Inc.*	204,409	9,024
Scorpio Tankers, Inc.	96,852	439
Ship Finance International Ltd.	815,871	12,116
Teekay Corp.	219,425	1,762
Teekay Tankers Ltd., Class A	63,194	143
Tsakos Energy Navigation Ltd.	42,571	199
Universal Logistics Holdings, Inc.	19,219	314
Werner Enterprises, Inc.	72,571	1,956

		43,342

Transportation Equipment - 0.2%
American Railcar Industries, Inc.	24,789	1,123
Greenbrier (The) Cos., Inc.	147,416	6,125

		7,248

Utilities - 5.8%
ALLETE, Inc.	281,123	18,045
Avista Corp.	499,761	19,985
El Paso Electric Co.	353,044	16,417
Empire District Electric (The) Co.	227,124	7,743
Great Plains Energy, Inc.	272,307	7,448
IDACORP, Inc.	341,548	27,512
NorthWestern Corp.	258,076	14,677
NRG Yield, Inc., Class A	110,516	1,697
Otter Tail Corp.	199,085	8,123
PNM Resources, Inc.	429,269	14,724
Portland General Electric Co.	320,941	13,906
SJW Group	9,701	543
South Jersey Industries, Inc.	244,500	8,237
Southwest Gas Corp.	333,228	25,532
Spire, Inc.	134,538	8,684
WGL Holdings, Inc.	274,798	20,962

		214,235

Waste & Environment Services & Equipment - 0.5%
Cantel Medical Corp.	157,441	12,399
Tetra Tech, Inc.	128,492	5,544

		17,943

Total Common Stocks (Cost $2,187,344)		3,476,744

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	399,841	7,157

Total Master Limited Partnerships (Cost $5,395)		7,157

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(2) (3)	171,681,400	171,681

Total Investment Companies (Cost $171,681)		171,681

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.47%, 3/2/17(4) (5)	$9,029	$9,022

Total Short-Term Investments (Cost $9,022)		9,022

Total Investments - 100.0% (Cost $2,373,442)		3,664,604

Other Assets less Liabilities - 0.0%		1,334

NET ASSETS - 100.0%		$3,665,938

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of December 31, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	275	$30,748	Long	3/17	$36
Russell 2000 Mini Index	2,206	149,666	Long	3/17	(1,468)

Total					$(1,432)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	2.5
Energy	4.5
Financials	31.7
Health Care	4.6
Industrials	14.7
Information Technology	11.5
Materials	5.0
Real Estate	9.9
Telecommunication Services	0.3
Utilities	6.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Real Estate Investment Trusts	$365,584	$275	$—	$365,859
All Other Industries(1)	3,110,885	—	—	3,110,885

Total Common Stocks	3,476,469	275	—	3,476,744

Master Limited Partnerships(1)	7,157	—	—	7,157
Investment Companies	171,681	—	—	171,681
Short-Term Investments	—	9,022	—	9,022

Total Investments	$3,655,307	$9,297	$—	$3,664,604

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$36	$—	$—	$36
Liabilities
Futures Contracts	(1,468)	—	—	(1,468)

Total Other Financial Instruments	$(1,432)	$—	$—	$(1,432)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,387,760

Gross tax appreciation of investments	$1,299,027
Gross tax depreciation of investments	(22,183)

Net tax appreciation of investments	$1,276,844

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$140,364	$423,482	$392,165	$204	$171,681

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Biotechnology & Pharmaceuticals - 20.5%
Alexion Pharmaceuticals, Inc.*	17,837	$2,183
Allergan PLC*	14,286	3,000
Biogen, Inc.*	9,073	2,573
Bristol-Myers Squibb Co.	20,501	1,198
Celgene Corp.*	12,818	1,484
Pfizer, Inc.	64,003	2,079
Shire PLC ADR	10,572	1,801
Valeant Pharmaceuticals International, Inc.*	6,014	87

		14,405

Commercial Services - 2.7%
Accretive Health, Inc.*	286,173	644
HMS Holdings Corp.*	69,635	1,264

		1,908

Hardware - 6.3%
Apple, Inc.	38,493	4,458

Health Care Facilities & Services - 9.1%
AmerisourceBergen Corp.	11,874	928
Community Health Systems, Inc.*	70,201	392
Express Scripts Holding Co.*	41,236	2,837
LifePoint Health, Inc.*	26,042	1,479
McKesson Corp.	5,557	781

		6,417

Media - 11.1%
Alphabet, Inc., Class A*	2,023	1,603
Alphabet, Inc., Class C*	2,909	2,245
Facebook, Inc., Class A*	18,602	2,140
Priceline Group (The), Inc.*	938	1,375
Twitter, Inc.*	26,770	437

		7,800

Medical Equipment & Devices - 9.9%
Abbott Laboratories	52,579	2,020
Baxter International, Inc.	22,080	979
Spectranetics (The) Corp.*	38,487	943
Wright Medical Group N.V.*	42,447	975
Zimmer Biomet Holdings, Inc.	20,038	2,068

		6,985

Retail - Discretionary - 1.6%
eBay, Inc.*	38,069	1,130

Semiconductors - 6.5%
Applied Materials, Inc.	26,278	848
Broadcom Ltd.	5,737	1,014
Lam Research Corp.	9,954	1,053
NXP Semiconductors N.V.*	16,724	1,639

		4,554

Software - 23.0%
Activision Blizzard, Inc.	24,423	882
Box, Inc., Class A*	48,382	671
Fortinet, Inc.*	25,298	762
Imperva, Inc.*	12,525	481
Microsoft Corp.	56,402	3,505
Oracle Corp.	54,303	2,088
Proofpoint, Inc.*	9,338	660
Qualys, Inc.*	32,869	1,040
Red Hat, Inc.*	32,983	2,299
salesforce.com, Inc.*	33,268	2,277
ServiceNow, Inc.*	10,964	815
Splunk, Inc.*	14,431	738

		16,218

Specialty Finance - 6.1%
Alliance Data Systems Corp.	7,213	1,648
Mastercard, Inc., Class A	8,734	902
PayPal Holdings, Inc.*	44,986	1,775

		4,325

Technology Services - 2.1%
Cognizant Technology Solutions Corp., Class A*	26,621	1,492

Total Common Stocks (Cost $59,977)		69,692

INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	805,938	806

Total Investment Companies (Cost $806)		806

Total Investments - 100.1% (Cost $60,783)		70,498

Liabilities less Other Assets - (0.1%)		(59)

NET ASSETS - 100.0%		$70,439

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	DECEMBER 31, 2016 (UNAUDITED)

(2)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.0%
Health Care	42.6
Information Technology	55.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$69,692	$—	$—	$69,692
Investment Companies	806	—	—	806

Total Investments	$70,498	$—	$—	$70,498

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$61,101

Gross tax appreciation of investments	$14,885
Gross tax depreciation of investments	(5,488)

Net tax appreciation of investments	$9,397

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$449	$13,664	$13,307	$2	$806

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1)
Brazil - 4.5%
AES Tiete Energia S.A.	92,472	$397
Ambev S.A.	1,903,060	9,388
Ambev S.A. ADR	301,954	1,483
Banco Bradesco S.A.	394,972	3,521
Banco do Brasil S.A.	408,744	3,502
Banco Santander Brasil S.A.	166,636	1,482
Banco Santander Brasil S.A. ADR	28,083	250
BB Seguridade Participacoes S.A.	331,701	2,871
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	797,861	4,022
BR Malls Participacoes S.A.	278,979	1,019
BRF S.A.	282,720	4,174
CCR S.A.	423,000	2,061
Centrais Eletricas Brasileiras S.A.	87,800	613
CETIP S.A. - Mercados Organizados	107,008	1,463
Cia de Saneamento Basico do Estado de Sao Paulo	162,271	1,410
Cia Siderurgica Nacional S.A.	297,390	965
Cielo S.A.	472,083	4,029
Cosan S.A. Industria e Comercio	59,747	699
CPFL Energia S.A.	95,421	736
Duratex S.A.	151,651	316
EDP - Energias do Brasil S.A.	143,639	590
Embraer S.A.	311,162	1,499
Engie Brasil Energia S.A.	79,138	849
Equatorial Energia S.A.	93,214	1,554
Fibria Celulose S.A.	120,317	1,156
Hypermarcas S.A.	165,758	1,326
JBS S.A.	330,936	1,153
Klabin S.A.	262,241	1,429
Kroton Educacional S.A.	656,652	2,669
Localiza Rent a Car S.A.	74,719	782
Lojas Americanas S.A.	88,320	338
Lojas Renner S.A.	305,895	2,168
M Dias Branco S.A.	16,500	583
Multiplan Empreendimentos Imobiliarios S.A.	39,120	711
Natura Cosmeticos S.A.	78,914	555
Odontoprev S.A.	127,050	492
Petroleo Brasileiro S.A.	1,242,278	6,281
Petroleo Brasileiro S.A. ADR*	76,267	771
Porto Seguro S.A.	54,108	447
Qualicorp S.A.	102,300	603
Raia Drogasil S.A.	109,707	2,058
Rumo Logistica Operadora Multimodal S.A.	396,300	743
Sul America S.A.	82,199	455
TIM Participacoes S.A.	389,436	919
Ultrapar Participacoes S.A.	167,224	3,472
Vale S.A.	517,062	3,945
Vale S.A. ADR*	84,210	642
WEG S.A.	272,180	1,290

		83,881

Chile - 1.1%
AES Gener S.A.	1,268,409	453
Aguas Andinas S.A., Class A	1,194,997	622
Banco de Chile	11,452,377	1,342
Banco de Credito e Inversiones	18,037	913
Banco Santander Chile	30,234,530	1,682
Banco Santander Chile ADR	1,400	31
Cencosud S.A.	681,551	1,913
Cia Cervecerias Unidas S.A.	71,638	748
Colbun S.A.	3,840,723	756
Empresa Nacional de Telecomunicaciones S.A.	71,048	754
Empresas CMPC S.A.	591,746	1,210
Empresas COPEC S.A.	208,744	2,000
Enel Americas S.A.	13,075,152	2,125
Enel Americas S.A. ADR	3,072	25
Enel Chile S.A.	9,070,774	840
Enel Chile S.A. (New York Exchange)	3,072	14
Enel Generacion Chile S.A.	1,413,499	933
Enel Generacion Chile S.A. ADR	3,800	74
Itau CorpBanca	75,191,838	631
Latam Airlines Group S.A.	138,416	1,166
S.A.C.I. Falabella	280,026	2,215

		20,447

China - 21.9%
3SBio, Inc.* (2)	476,500	463
58.com, Inc. ADR	37,000	1,036
AAC Technologies Holdings, Inc.	351,500	3,162
Agricultural Bank of China Ltd., Class H	11,469,367	4,683
Air China Ltd., Class H	850,705	543
Alibaba Group Holding Ltd. ADR	526,675	46,247
Aluminum Corp. of China Ltd., Class H*	1,859,435	761
Anhui Conch Cement Co. Ltd., Class H	580,575	1,567

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
China - 21.9% continued
ANTA Sports Products Ltd.	464,432	$1,377
AviChina Industry & Technology Co. Ltd., Class H	969,313	666
Baidu, Inc. ADR*	127,400	20,946
Bank of China Ltd., Class H	37,183,652	16,406
Bank of Communications Co. Ltd., Class H	4,054,117	2,902
Beijing Capital International Airport Co. Ltd., Class H	700,000	706
Belle International Holdings Ltd.	3,033,000	1,697
BYD Co. Ltd., Class H	307,199	1,612
CGN Power Co. Ltd., Class H(2)	4,932,000	1,350
China Cinda Asset Management Co. Ltd., Class H	4,206,000	1,517
China CITIC Bank Corp. Ltd., Class H	4,125,286	2,606
China Coal Energy Co. Ltd., Class H*	944,232	446
China Communications Construction Co. Ltd., Class H	2,120,287	2,429
China Communications Services Corp. Ltd., Class H	1,101,035	701
China Conch Venture Holdings Ltd.	630,500	1,117
China Construction Bank Corp., Class H	39,414,693	30,196
China Everbright Bank Co. Ltd., Class H	1,492,000	678
China Everbright International Ltd.	1,186,000	1,338
China Evergrande Group	1,976,400	1,228
China Galaxy Securities Co. Ltd., Class H	1,376,500	1,236
China Huarong Asset Management Co. Ltd.* (2)	2,050,000	739
China Huishan Dairy Holdings Co. Ltd.	1,922,380	746
China Life Insurance Co. Ltd., Class H	3,486,544	9,020
China Longyuan Power Group Corp. Ltd., Class H	1,529,473	1,183
China Medical System Holdings Ltd.	582,000	918
China Mengniu Dairy Co. Ltd.	1,265,870	2,420
China Merchants Bank Co. Ltd., Class H	1,822,933	4,236
China Minsheng Banking Corp. Ltd., Class H	2,730,712	2,899
China National Building Material Co. Ltd., Class H	1,346,000	654
China Oilfield Services Ltd., Class H	848,757	784
China Pacific Insurance Group Co. Ltd., Class H	1,232,137	4,261
China Petroleum & Chemical Corp., Class H	11,940,628	8,450
China Railway Construction Corp. Ltd., Class H	922,000	1,181
China Railway Group Ltd., Class H	1,853,827	1,517
China Shenhua Energy Co. Ltd., Class H	1,576,636	2,940
China Southern Airlines Co. Ltd., Class H	852,530	441
China Telecom Corp. Ltd., Class H	6,436,339	2,964
China Vanke Co. Ltd., Class H	620,572	1,403
Chongqing Changan Automobile Co. Ltd., Class B	418,600	598
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,183,434	695
CITIC Securities Co. Ltd., Class H	1,037,000	2,090
CNOOC Ltd.	8,382,433	10,349
Country Garden Holdings Co. Ltd.	2,632,303	1,466
CRRC Corp. Ltd., Class H	1,938,991	1,734
CSPC Pharmaceutical Group Ltd.	1,986,000	2,112
Ctrip.com International Ltd. ADR	175,211	7,008
Dongfeng Motor Group Co. Ltd., Class H	1,307,169	1,272
ENN Energy Holdings Ltd.	363,279	1,488
Fosun International Ltd.	1,238,365	1,735
Fuyao Glass Industry Group Co. Ltd., Class H(2)	194,800	599
Geely Automobile Holdings Ltd.	2,506,641	2,384
GF Securities Co. Ltd., Class H	640,800	1,338
GOME Electrical Appliances Holding Ltd.	5,794,970	700
Great Wall Motor Co. Ltd., Class H	1,490,796	1,382
Guangzhou Automobile Group Co. Ltd., Class H	1,011,760	1,211
Guangzhou R&F Properties Co. Ltd., Class H	438,814	530
Haitian International Holdings Ltd.	291,000	567
Haitong Securities Co. Ltd., Class H	1,416,833	2,419
Hengan International Group Co. Ltd.	335,898	2,463
HengTen Networks Group Ltd.*	8,952,000	447
Huaneng Power International, Inc., Class H	1,984,501	1,311
Huaneng Renewables Corp. Ltd., Class H	1,814,357	587
Huatai Securities Co. Ltd., Class H(2)	703,000	1,336

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
China - 21.9% continued
Industrial & Commercial Bank of China Ltd., Class H	34,541,023	$20,601
JD.com, Inc. ADR*	311,700	7,930
Jiangsu Expressway Co. Ltd., Class H	572,000	721
Jiangxi Copper Co. Ltd., Class H	591,000	819
Kingsoft Corp. Ltd.	367,903	749
Lenovo Group Ltd.	3,458,000	2,083
Longfor Properties Co. Ltd.	705,231	892
NetEase, Inc. ADR	37,200	8,011
New China Life Insurance Co. Ltd., Class H	372,852	1,696
New Oriental Education & Technology Group, Inc. ADR*	63,600	2,678
People’s Insurance Co. Group of China (The) Ltd., Class H	3,245,535	1,276
PetroChina Co. Ltd., Class H	9,879,438	7,290
PICC Property & Casualty Co. Ltd., Class H	2,136,906	3,297
Ping An Insurance Group Co. of China Ltd., Class H	2,441,406	12,147
Qinqin Foodstuffs Group Cayman Co. Ltd.* (3)	1	—
Qunar Cayman Islands Ltd. ADR*	17,000	512
Semiconductor Manufacturing International Corp.*	1,319,000	2,061
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	852,116	567
Shanghai Electric Group Co. Ltd., Class H*	1,344,000	599
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	186,500	570
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	422,134	618
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	316,300	723
Shenzhou International Group Holdings Ltd.	269,000	1,694
SINA Corp.*	26,849	1,632
Sino-Ocean Group Holding Ltd.	1,455,048	649
Sinopec Engineering Group Co. Ltd., Class H	584,500	487
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,622,005	878
Sinopharm Group Co. Ltd., Class H	570,714	2,341
Sinotrans Ltd., Class H	978,000	434
SOHO China Ltd.	1,020,278	501
Sunac China Holdings Ltd.	871,000	725
Sunny Optical Technology Group Co. Ltd.	337,625	1,471
TAL Education Group ADR*	20,700	1,452
Tencent Holdings Ltd.	2,664,168	64,660
Tingyi Cayman Islands Holding Corp.	912,435	1,104
TravelSky Technology Ltd., Class H	433,000	907
Tsingtao Brewery Co. Ltd., Class H	163,767	617
Vipshop Holdings Ltd. ADR*	192,800	2,123
Want Want China Holdings Ltd.	2,606,870	1,666
Weibo Corp. ADR*	12,400	503
Weichai Power Co. Ltd., Class H	449,906	690
Yanzhou Coal Mining Co. Ltd., Class H	867,138	589
YY, Inc. ADR*	13,900	548
Zhejiang Expressway Co. Ltd., Class H	657,294	627
Zhuzhou CRRC Times Electric Co. Ltd.	253,974	1,284
Zijin Mining Group Co. Ltd., Class H	2,668,162	844
ZTE Corp., Class H	340,917	591

		409,050

Colombia - 0.3%
Cementos Argos S.A.	223,669	882
Corp. Financiera Colombiana S.A.	39,780	491
Ecopetrol S.A.*	2,212,516	1,006
Ecopetrol S.A. ADR*	5,700	52
Grupo Argos S.A.	136,493	875
Grupo de Inversiones Suramericana S.A.	109,407	1,391
Interconexion Electrica S.A. ESP	180,991	601

		5,298

Czech Republic - 0.2%
CEZ A.S.	77,750	1,301
Komercni banka A.S.	36,659	1,262
Moneta Money Bank A.S.* (2)	170,816	551
O2 Czech Republic A.S.	26,195	265

		3,379

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	496,760	2,003
Global Telecom Holding S.A.E.*	1,286,792	510
Talaat Moustafa Group	433,600	218

		2,731

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Greece - 0.4%
Alpha Bank A.E.*	668,239	$1,339
Eurobank Ergasias S.A.*	853,288	578
FF Group*	16,572	335
Hellenic Telecommunications Organization S.A.	113,268	1,065
JUMBO S.A.	49,930	790
National Bank of Greece S.A.*	2,520,351	659
OPAP S.A.	104,780	927
Piraeus Bank S.A.*	2,998,299	661
Titan Cement Co. S.A.	21,001	493

		6,847

Hong Kong - 3.9%
Alibaba Health Information Technology Ltd.*	1,524,000	764
Alibaba Pictures Group Ltd.*	5,250,000	850
Beijing Enterprises Holdings Ltd.	241,271	1,137
Beijing Enterprises Water Group Ltd.*	2,095,886	1,382
Brilliance China Automotive Holdings Ltd.	1,411,944	1,938
China Everbright Ltd.	427,110	806
China Gas Holdings Ltd.	813,495	1,102
China Jinmao Holdings Group Ltd.	1,679,791	451
China Merchants Port Holdings Co. Ltd.	621,198	1,536
China Mobile Ltd.	2,877,008	30,168
China Overseas Land & Investment Ltd.	1,781,695	4,699
China Power International Development Ltd.	1,514,000	547
China Resources Beer Holdings Co. Ltd.*	778,948	1,539
China Resources Gas Group Ltd.	415,958	1,166
China Resources Land Ltd.	1,283,432	2,894
China Resources Power Holdings Co. Ltd.	923,735	1,462
China State Construction International Holdings Ltd.	830,534	1,238
China Taiping Insurance Holdings Co. Ltd.*	760,904	1,562
China Unicom Hong Kong Ltd.	2,782,494	3,232
CITIC Ltd.	2,020,803	2,883
COSCO SHIPPING Ports Ltd.	794,004	796
Far East Horizon Ltd.	958,000	818
Fullshare Holdings Ltd.	3,227,500	1,502
GCL-Poly Energy Holdings Ltd.*	6,068,810	725
Guangdong Investment Ltd.	1,350,514	1,773
Haier Electronics Group Co. Ltd.	608,000	955
Kunlun Energy Co. Ltd.	1,495,230	1,116
Nine Dragons Paper Holdings Ltd.	757,923	685
Shanghai Industrial Holdings Ltd.	229,043	618
Shimao Property Holdings Ltd.	560,403	730
Sino Biopharmaceutical Ltd.	2,088,000	1,467
Sun Art Retail Group Ltd.	1,137,000	996

		73,537

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	17,417	1,222
OTP Bank PLC	110,473	3,153
Richter Gedeon Nyrt.	67,302	1,421

		5,796

India - 8.2%
ACC Ltd.	20,991	411
Adani Ports & Special Economic Zone Ltd.	388,854	1,530
Ambuja Cements Ltd.	276,882	839
Apollo Hospitals Enterprise Ltd.	35,768	621
Ashok Leyland Ltd.	534,793	629
Asian Paints Ltd.	137,781	1,808
Aurobindo Pharma Ltd.	123,454	1,216
Axis Bank Ltd.	782,092	5,168
Bajaj Auto Ltd.	40,285	1,558
Bajaj Finance Ltd.	77,780	965
Bajaj Finserv Ltd.	14,970	636
Bharat Forge Ltd.	48,415	645
Bharat Heavy Electricals Ltd.	287,680	512
Bharat Petroleum Corp. Ltd.	225,083	2,104
Bharti Airtel Ltd.	478,603	2,153
Bharti Infratel Ltd.	267,589	1,353
Bosch Ltd.	3,558	1,099
Cadila Healthcare Ltd.	96,620	506
Cairn India Ltd.	209,900	747
Cipla Ltd.	166,243	1,394
Coal India Ltd.	326,758	1,442
Container Corp. of India Ltd.	14,835	242
Dabur India Ltd.	244,240	1,001
Divi’s Laboratories Ltd.	38,428	443
Dr. Reddy’s Laboratories Ltd.	39,130	1,763
Dr. Reddy’s Laboratories Ltd. ADR	15,005	679
Eicher Motors Ltd.	6,377	2,043
GAIL India Ltd.	148,327	958

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
India - 8.2% continued
Glenmark Pharmaceuticals Ltd.	63,584	$831
Godrej Consumer Products Ltd.	57,364	1,274
Havells India Ltd.	118,743	596
HCL Technologies Ltd.	262,114	3,195
Hero MotoCorp Ltd.	24,066	1,075
Hindalco Industries Ltd.	522,664	1,186
Hindustan Petroleum Corp. Ltd.	171,717	1,112
Hindustan Unilever Ltd.	302,105	3,677
Housing Development Finance Corp. Ltd.	704,321	13,092
ICICI Bank Ltd.	268,892	1,008
ICICI Bank Ltd. ADR	130,355	976
Idea Cellular Ltd.	585,866	639
IDFC Bank Ltd.	518,592	458
Indiabulls Housing Finance Ltd.	141,673	1,349
Infosys Ltd.	739,856	11,000
Infosys Ltd. ADR	121,548	1,803
ITC Ltd.	1,582,992	5,623
JSW Steel Ltd.	40,922	978
Larsen & Toubro Ltd.	144,298	2,859
Larsen & Toubro Ltd. GDR (Registered)	7,050	140
LIC Housing Finance Ltd.	143,653	1,183
Lupin Ltd.	101,528	2,222
Mahindra & Mahindra Financial Services Ltd.	129,242	511
Mahindra & Mahindra Ltd.	172,654	3,000
Marico Ltd.	213,060	817
Maruti Suzuki India Ltd.	49,238	3,835
Motherson Sumi Systems Ltd.	200,041	961
Nestle India Ltd.	10,686	947
NTPC Ltd.	791,597	1,917
Oil & Natural Gas Corp. Ltd.	603,366	1,700
Piramal Enterprises Ltd.	36,675	874
Power Finance Corp. Ltd.	303,970	546
Reliance Industries Ltd.	502,551	8,004
Reliance Industries Ltd. GDR(2)	53,026	1,671
Shree Cement Ltd.	4,047	876
Shriram Transport Finance Co. Ltd.	71,175	890
Siemens Ltd.	33,021	539
State Bank of India	718,595	2,632
Sun Pharmaceutical Industries Ltd.	449,095	4,146
Tata Consultancy Services Ltd.	221,549	7,701
Tata Motors Ltd.	704,392	4,893
Tata Motors Ltd. ADR	7,068	243
Tata Motors Ltd., Class A (Differential Voting Rights)	177,136	777
Tata Power Co. Ltd.	510,667	571
Tata Steel Ltd.	141,079	809
Tech Mahindra Ltd.	106,940	768
Titan Co. Ltd.	145,184	696
UltraTech Cement Ltd.	41,583	1,984
United Spirits Ltd.*	30,431	870
UPL Ltd.	170,352	1,618
Vedanta Ltd.	480,962	1,524
Wipro Ltd.	270,999	1,894
Wipro Ltd. ADR	15,540	150
Yes Bank Ltd.	149,033	2,528
Zee Entertainment Enterprises Ltd.	276,165	1,839

		153,472

Indonesia - 2.6%
Adaro Energy Tbk PT	6,920,820	869
AKR Corporindo Tbk PT	891,300	397
Astra International Tbk PT	9,455,460	5,782
Bank Central Asia Tbk PT	5,741,292	6,576
Bank Danamon Indonesia Tbk PT	1,522,643	419
Bank Mandiri Persero Tbk PT	4,322,355	3,696
Bank Negara Indonesia Persero Tbk PT	3,563,709	1,457
Bank Rakyat Indonesia Persero Tbk PT	5,158,058	4,473
Bumi Serpong Damai Tbk PT	3,562,500	462
Charoen Pokphand Indonesia Tbk PT	3,401,435	778
Gudang Garam Tbk PT	231,815	1,098
Hanjaya Mandala Sampoerna Tbk PT	4,460,000	1,268
Indocement Tunggal Prakarsa Tbk PT	689,403	787
Indofood CBP Sukses Makmur Tbk PT	1,093,000	695
Indofood Sukses Makmur Tbk PT	2,108,671	1,239
Jasa Marga Persero Tbk PT	823,427	264
Kalbe Farma Tbk PT	10,166,180	1,136
Lippo Karawaci Tbk PT	8,481,500	452
Matahari Department Store Tbk PT	1,117,773	1,248
Media Nusantara Citra Tbk PT	2,335,500	303
Pakuwon Jati Tbk PT	11,510,000	481
Perusahaan Gas Negara Persero Tbk	5,259,112	1,050
Semen Indonesia Persero Tbk PT	1,433,855	972
Summarecon Agung Tbk PT	4,749,065	465
Surya Citra Media Tbk PT	2,708,500	562
Telekomunikasi Indonesia Persero Tbk PT	23,618,362	6,948

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Indonesia - 2.6% continued
Tower Bersama Infrastructure Tbk PT	1,116,800	$413
Unilever Indonesia Tbk PT	728,628	2,098
United Tractors Tbk PT	811,271	1,278
Waskita Karya Persero Tbk PT	2,354,400	444
XL Axiata Tbk PT*	1,813,575	311

		48,421

Malaysia - 2.5%
AirAsia Bhd.	633,900	323
Alliance Financial Group Bhd.	498,600	413
AMMB Holdings Bhd.	874,337	839
Astro Malaysia Holdings Bhd.	719,400	417
Axiata Group Bhd.	1,258,870	1,322
Berjaya Sports Toto Bhd.	352,361	233
British American Tobacco Malaysia Bhd.	66,800	664
CIMB Group Holdings Bhd.	1,400,501	1,407
Dialog Group Bhd.	1,470,344	504
DiGi.Com Bhd.	1,677,500	1,807
Felda Global Ventures Holdings Bhd.	588,200	203
Gamuda Bhd.	818,600	872
Genting Bhd.	1,076,800	1,918
Genting Malaysia Bhd.	1,381,100	1,408
Genting Plantations Bhd.	108,200	260
HAP Seng Consolidated Bhd.	269,200	532
Hartalega Holdings Bhd.	246,300	265
Hong Leong Bank Bhd.	287,998	865
Hong Leong Financial Group Bhd.	111,928	354
IHH Healthcare Bhd.	1,564,000	2,214
IJM Corp. Bhd.	1,387,040	989
IOI Corp. Bhd.	1,054,140	1,031
IOI Properties Group Bhd.	728,848	341
Kuala Lumpur Kepong Bhd.	197,550	1,055
Lafarge Malaysia Bhd.	151,000	242
Malayan Banking Bhd.	1,656,332	3,025
Malaysia Airports Holdings Bhd.	353,893	478
Maxis Bhd.	893,051	1,189
MISC Bhd.	519,260	851
Petronas Chemicals Group Bhd.	1,151,800	1,792
Petronas Dagangan Bhd.	92,200	489
Petronas Gas Bhd.	332,300	1,577
PPB Group Bhd.	221,800	784
Public Bank Bhd.	1,260,661	5,539
RHB Bank Bhd.	388,646	407
RHB Capital Bhd.(4)	297,992	—
SapuraKencana Petroleum Bhd.*	1,810,900	652
Sime Darby Bhd.	1,072,728	1,936
Telekom Malaysia Bhd.	541,486	718
Tenaga Nasional Bhd.	1,579,850	4,887
UMW Holdings Bhd.	225,200	229
Westports Holdings Bhd.	490,800	470
YTL Corp. Bhd.	2,093,980	723
YTL Power International Bhd.	997,013	331

		46,555

Mexico - 3.5%
Alfa S.A.B. de C.V., Series A	1,350,580	1,672
America Movil S.A.B. de C.V., Series L	15,505,906	9,739
Arca Continental S.A.B. de C.V.	194,384	1,011
Cemex S.A.B. de C.V., Series CPO*	6,562,648	5,249
Coca-Cola Femsa S.A.B. de C.V., Series L	238,822	1,514
El Puerto de Liverpool S.A.B. de C.V., Series C1	88,470	638
Fibra Uno Administracion S.A. de C.V.	1,234,200	1,886
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	861,477	6,557
Gentera S.A.B. de C.V.	461,372	742
Gruma S.A.B. de C.V., Series B	104,250	1,325
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	166,252	1,367
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	98,420	1,417
Grupo Bimbo S.A.B. de C.V., Series A	789,128	1,784
Grupo Carso S.A.B. de C.V., Series A1	267,606	1,076
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,167,418	5,750
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,117,643	1,694
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	853,800	1,228
Grupo Lala S.A.B. de C.V.	286,580	417
Grupo Mexico S.A.B. de C.V., Series B	1,784,136	4,845
Grupo Televisa S.A.B., Series CPO	1,143,114	4,768
Industrias Penoles S.A.B. de C.V.	65,037	1,206
Infraestructura Energetica Nova S.A.B. de C.V.	221,300	964
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	733,527	1,321
Mexichem S.A.B. de C.V.	506,180	1,148

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Mexico - 3.5% continued
OHL Mexico S.A.B. de C.V.	348,700	$343
Promotora y Operadora de Infraestructura S.A.B. de C.V.	124,000	1,035
Wal-Mart de Mexico S.A.B. de C.V.	2,440,337	4,367

		65,063

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	91,706	1,034
Credicorp Ltd.	31,652	4,997
Southern Copper Corp.	39,827	1,272

		7,303

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	935,449	1,332
Aboitiz Power Corp.	679,344	570
Alliance Global Group, Inc.	997,824	257
Ayala Corp.	116,497	1,714
Ayala Land, Inc.	3,518,680	2,262
Bank of the Philippine Islands	344,503	615
BDO Unibank, Inc.	787,346	1,774
DMCI Holdings, Inc.	1,794,000	478
Energy Development Corp.	4,186,950	434
Globe Telecom, Inc.	15,050	457
GT Capital Holdings, Inc.	36,780	939
International Container Terminal Services, Inc.	224,340	323
JG Summit Holdings, Inc.	1,372,651	1,866
Jollibee Foods Corp.	200,823	782
Megaworld Corp.	5,366,000	385
Metro Pacific Investments Corp.	6,269,200	838
Metropolitan Bank & Trust Co.	296,148	433
PLDT, Inc.	46,725	1,284
Robinsons Land Corp.	744,200	389
Security Bank Corp.	52,550	201
SM Investments Corp.	115,807	1,523
SM Prime Holdings, Inc.	3,804,213	2,165
Universal Robina Corp.	411,360	1,351

		22,372

Poland - 1.1%
Alior Bank S.A.*	42,883	555
Bank Handlowy w Warszawie S.A.	15,809	289
Bank Millennium S.A.*	268,226	333
Bank Pekao S.A.	72,257	2,172
Bank Zachodni WBK S.A.	16,699	1,261
CCC S.A.	12,625	614
Cyfrowy Polsat S.A.*	89,560	527
Eurocash S.A.	37,675	354
Grupa Azoty S.A.	21,458	321
Grupa Lotos S.A.*	47,033	430
Jastrzebska Spolka Weglowa S.A.*	19,082	305
KGHM Polska Miedz S.A.	67,543	1,489
LPP S.A.	582	790
mBank S.A.*	6,963	558
Orange Polska S.A.	296,690	390
PGE Polska Grupa Energetyczna S.A.	397,076	991
Polski Koncern Naftowy ORLEN S.A.	149,086	3,037
Polskie Gornictwo Naftowe i Gazownictwo S.A.	855,510	1,150
Powszechna Kasa Oszczednosci Bank Polski S.A.*	403,790	2,715
Powszechny Zaklad Ubezpieczen S.A.	257,600	2,044
Synthos S.A.	273,252	298
Tauron Polska Energia S.A.*	485,210	330

		20,953

Qatar - 0.9%
Barwa Real Estate Co.	44,751	408
Commercial Bank (The) QSC	73,899	660
Doha Bank QSC	60,481	580
Ezdan Holding Group QSC	381,849	1,583
Industries Qatar QSC	69,623	2,246
Masraf Al Rayan QSC	168,010	1,734
Ooredoo QSC	38,753	1,083
Qatar Electricity & Water Co. QSC	12,571	784
Qatar Gas Transport Co. Ltd.	125,196	793
Qatar Insurance Co. S.A.Q.	56,912	1,324
Qatar Islamic Bank S.A.Q.	27,174	775
Qatar National Bank S.A.Q.	98,041	4,386

		16,356

Romania - 0.1%
New Europe Property Investments PLC	113,361	1,312

Russia - 4.2%
Alrosa PJSC	1,199,011	1,903
Gazprom PJSC	489,154	1,232
Gazprom PJSC ADR (London International Exchange)	2,534,308	12,779
Inter RAO UES PJSC	12,705,000	796
Lukoil PJSC	30,206	1,697

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Russia - 4.2% continued
Lukoil PJSC ADR	161,150	$9,025
Lukoil PJSC ADR (OTC Exchange)	8,433	473
Magnit PJSC	3,011	540
Magnit PJSC GDR (Registered) (London Stock Exchange)	128,483	5,662
MMC Norilsk Nickel PJSC	7,280	1,200
MMC Norilsk Nickel PJSC ADR	105,708	1,770
MMC Norilsk Nickel PJSC ADR (OTC Exchange)	80,388	1,360
Mobile TeleSystems PJSC ADR	234,850	2,139
Moscow Exchange MICEX-RTS PJSC	633,106	1,296
Novatek PJSC GDR (Registered)	42,745	5,537
PhosAgro PJSC GDR (Registered)	45,149	688
Rosneft Oil Co.PJSC	73,185	480
Rosneft Oil Co. PJSC GDR (Registered)	469,989	3,048
Rostelecom PJSC	382,937	524
Rostelecom PJSC ADR	10,070	83
RusHydro PJSC	28,649,245	432
RusHydro PJSC ADR	266,069	386
Sberbank of Russia PJSC	56,000	159
Sberbank of Russia PJSC (Moscow Exchange)	4,420,422	12,474
Sberbank of Russia PJSC ADR	148,057	1,710
Severstal PJSC	8,730	134
Severstal PJSC GDR (Registered)	88,463	1,341
Sistema PJSC FC GDR (Registered)	79,181	713
Surgutneftegas OJSC	409,067	206
Surgutneftegas OJSC ADR	172,604	870
Surgutneftegas OJSC ADR (OTC Exchange)	120,622	603
Tatneft PJSC	182,998	1,272
Tatneft PJSC ADR	78,260	3,222
Tatneft PJSC ADR	1,663	68
VTB Bank PJSC	1,687,546,738	2,036
VTB Bank PJSC GDR(2)	11,036	27
VTB Bank PJSC GDR (Registered)	384,561	916

		78,801

South Africa - 6.9%
African Bank Investments Ltd.*	213,004	5
Anglo American Platinum Ltd.*	24,969	478
AngloGold Ashanti Ltd.*	194,523	2,084
Aspen Pharmacare Holdings Ltd.	173,445	3,579
Barclays Africa Group Ltd.	202,095	2,466
Bid Corp. Ltd.	159,689	2,836
Bidvest Group (The) Ltd.	148,689	1,953
Brait S.E.*	149,037	949
Capitec Bank Holdings Ltd.	18,531	938
Coronation Fund Managers Ltd.	105,692	540
Discovery Ltd.	169,955	1,416
Exxaro Resources Ltd.	64,240	416
FirstRand Ltd.	1,572,816	6,048
Fortress Income Fund Ltd.	361,743	847
Fortress Income Fund Ltd., Class A	435,751	528
Foschini Group (The) Ltd.	100,930	1,162
Gold Fields Ltd.	392,508	1,196
Growthpoint Properties Ltd.	1,003,242	1,899
Hyprop Investments Ltd.	114,798	977
Impala Platinum Holdings Ltd.*	295,118	912
Imperial Holdings Ltd.	75,529	998
Investec Ltd.	117,087	773
Liberty Holdings Ltd.	52,791	425
Life Healthcare Group Holdings Ltd.	477,998	1,130
Massmart Holdings Ltd.	50,257	461
Mediclinic International PLC(3)	—	—
MMI Holdings Ltd.	491,078	839
Mondi Ltd.	54,972	1,117
Mr Price Group Ltd.	116,457	1,347
MTN Group Ltd.	775,205	7,081
Naspers Ltd., Class N	205,303	29,914
Nedbank Group Ltd.	94,688	1,631
Netcare Ltd.	454,922	1,054
Pick n Pay Stores Ltd.	170,408	790
Pioneer Foods Group Ltd.	62,456	700
PSG Group Ltd.	42,735	681
Rand Merchant Investment Holdings Ltd.	312,087	905
Redefine Properties Ltd.	2,048,590	1,677
Remgro Ltd.	245,620	3,991
Resilient REIT Ltd.	131,015	1,091
RMB Holdings Ltd.	329,858	1,597
Sanlam Ltd.	667,774	3,055
Sappi Ltd.*	258,861	1,689
Sasol Ltd.	258,526	7,456
Shoprite Holdings Ltd.	204,324	2,550
Sibanye Gold Ltd.	354,402	635
SPAR Group (The) Ltd.	86,889	1,254
Standard Bank Group Ltd.	605,596	6,700
Steinhoff International Holdings N.V.	1,396,201	7,210

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
South Africa - 6.9% continued
Telkom S.A. SOC Ltd.	125,193	$674
Tiger Brands Ltd.	74,876	2,167
Truworths International Ltd.	209,744	1,210
Tsogo Sun Holdings Ltd.	170,627	342
Vodacom Group Ltd.	176,807	1,957
Woolworths Holdings Ltd.	456,372	2,347

		128,677

South Korea - 13.4%
Amorepacific Corp.	14,994	3,987
AMOREPACIFIC Group	13,398	1,473
BGF retail Co. Ltd.	9,578	647
BNK Financial Group, Inc.	122,477	880
Celltrion, Inc.*	36,941	3,275
Cheil Worldwide, Inc.	34,566	450
CJ CheilJedang Corp.	3,710	1,096
CJ Corp.	6,858	1,060
CJ E&M Corp.	8,907	523
CJ Korea Express Corp.*	3,196	473
Coway Co. Ltd.	25,774	1,882
Daelim Industrial Co. Ltd.	13,075	941
Daewoo Engineering & Construction Co. Ltd.*	66,362	278
DGB Financial Group, Inc.	78,066	631
Dongbu Insurance Co. Ltd.	23,009	1,190
Dongsuh Cos., Inc.	16,640	379
Doosan Heavy Industries & Construction Co. Ltd.	21,468	482
E-MART, Inc.	9,405	1,423
GS Engineering & Construction Corp.*	22,832	500
GS Holdings Corp.	24,129	1,077
GS Retail Co. Ltd.	12,857	506
Hana Financial Group, Inc.	138,033	3,563
Hankook Tire Co. Ltd.	34,744	1,667
Hanmi Pharm Co. Ltd.	2,415	609
Hanmi Science Co. Ltd.	5,392	272
Hanon Systems	86,039	733
Hanssem Co. Ltd.	5,071	830
Hanwha Chemical Corp.	51,787	1,056
Hanwha Corp.	21,428	621
Hanwha Life Insurance Co. Ltd.	97,108	524
Hanwha Techwin Co. Ltd.	14,736	529
Hotel Shilla Co. Ltd.	16,175	644
Hyosung Corp.	9,771	1,175
Hyundai Department Store Co. Ltd.	7,044	635
Hyundai Development Co. - Engineering & Construction	27,303	1,014
Hyundai Engineering & Construction Co. Ltd.	33,598	1,182
Hyundai Glovis Co. Ltd.	8,786	1,121
Hyundai Heavy Industries Co. Ltd.*	20,012	2,402
Hyundai Marine & Fire Insurance Co. Ltd.	30,065	783
Hyundai Mobis Co. Ltd.	31,931	6,964
Hyundai Motor Co.	72,105	8,663
Hyundai Steel Co.	37,522	1,761
Hyundai Wia Corp.	7,729	466
Industrial Bank of Korea	121,466	1,275
Kakao Corp.	14,195	902
Kangwon Land, Inc.	56,441	1,670
KB Financial Group, Inc.	186,387	6,586
KCC Corp.	2,749	818
KEPCO Plant Service & Engineering Co. Ltd.	10,574	474
Kia Motors Corp.	122,502	3,975
Korea Aerospace Industries Ltd.	31,509	1,743
Korea Electric Power Corp.	119,964	4,384
Korea Gas Corp.	12,656	507
Korea Investment Holdings Co. Ltd.	18,082	627
Korea Zinc Co. Ltd.	4,078	1,602
Korean Air Lines Co. Ltd.*	17,712	400
KT Corp.	7,761	189
KT Corp. ADR	6,526	92
KT&G Corp.	54,570	4,561
Kumho Petrochemical Co. Ltd.	8,338	565
LG Chem Ltd.	21,694	4,678
LG Corp.	43,556	2,162
LG Display Co. Ltd.	107,602	2,778
LG Electronics, Inc.	50,948	2,167
LG Household & Health Care Ltd.	4,346	3,079
LG Innotek Co. Ltd.	6,566	478
LG Uplus Corp.	103,451	980
Lotte Chemical Corp.	7,092	2,154
Lotte Chilsung Beverage Co. Ltd.	273	330
Lotte Confectionery Co. Ltd.	2,686	396
Lotte Shopping Co. Ltd.	5,136	940
Mirae Asset Daewoo Co. Ltd.	185,922	1,113
NAVER Corp.	13,163	8,431

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
South Korea - 13.4% continued
NCSoft Corp.	8,406	$1,719
NH Investment & Securities Co. Ltd.	68,987	551
OCI Co. Ltd.*	7,779	505
Orion Corp.	1,680	909
Ottogi Corp.	588	322
POSCO	33,540	7,090
POSCO ADR	4,628	243
Posco Daewoo Corp.	21,620	482
S-1 Corp.	8,746	634
Samsung Biologics Co. Ltd.*	6,891	862
Samsung C&T Corp.	35,337	3,648
Samsung Card Co. Ltd.	16,535	543
Samsung Electro-Mechanics Co. Ltd.	25,977	1,091
Samsung Electronics Co. Ltd.	46,487	68,687
Samsung Fire & Marine Insurance Co. Ltd.	15,418	3,425
Samsung Heavy Industries Co. Ltd.*	119,317	911
Samsung Life Insurance Co. Ltd.	33,268	3,095
Samsung SDI Co. Ltd.	25,337	2,277
Samsung SDS Co. Ltd.	16,684	1,924
Samsung Securities Co. Ltd.	26,196	687
Shinhan Financial Group Co. Ltd.	200,263	7,509
Shinsegae, Inc.	3,578	521
SK Holdings Co. Ltd.	21,345	4,050
SK Hynix, Inc.	273,260	9,989
SK Innovation Co. Ltd.	30,157	3,637
SK Networks Co. Ltd.	63,789	364
SK Telecom Co. Ltd.	8,541	1,589
SK Telecom Co. Ltd. ADR	10,300	215
S-Oil Corp.	21,073	1,470
Woori Bank*	146,313	1,542
Yuhan Corp.	3,772	622

		251,536

Taiwan - 12.0%
Acer, Inc.*	1,404,800	567
Advanced Semiconductor Engineering, Inc.	3,025,364	3,078
Advantech Co. Ltd.	148,234	1,163
Asia Cement Corp.	1,092,567	890
Asia Pacific Telecom Co. Ltd.*	1,028,000	330
Asustek Computer, Inc.	326,546	2,669
AU Optronics Corp.	4,072,215	1,478
Casetek Holdings Ltd.	69,000	182
Catcher Technology Co. Ltd.	313,111	2,151
Cathay Financial Holding Co. Ltd.	3,825,075	5,727
Chailease Holding Co. Ltd.	471,028	804
Chang Hwa Commercial Bank Ltd.	2,285,829	1,217
Cheng Shin Rubber Industry Co. Ltd.	933,184	1,754
Chicony Electronics Co. Ltd.	257,792	597
China Airlines Ltd.	1,147,307	330
China Development Financial Holding Corp.	6,178,868	1,541
China Life Insurance Co. Ltd.	1,627,650	1,613
China Steel Corp.	5,486,156	4,179
Chunghwa Telecom Co. Ltd.	1,781,493	5,620
Compal Electronics, Inc.	1,999,759	1,139
CTBC Financial Holding Co. Ltd.	8,208,878	4,484
Delta Electronics, Inc.	911,343	4,467
E.Sun Financial Holding Co. Ltd.	3,773,308	2,149
Eclat Textile Co. Ltd.	91,355	949
Eva Airways Corp.	958,406	433
Evergreen Marine Corp. Taiwan Ltd.*	803,752	276
Far Eastern New Century Corp.	1,550,789	1,161
Far EasTone Telecommunications Co. Ltd.	745,345	1,676
Feng TAY Enterprise Co. Ltd.	154,582	575
First Financial Holding Co. Ltd.	4,417,942	2,354
Formosa Chemicals & Fibre Corp.	1,508,499	4,491
Formosa Petrochemical Corp.	549,487	1,902
Formosa Plastics Corp.	1,938,682	5,349
Formosa Taffeta Co. Ltd.	358,827	328
Foxconn Technology Co. Ltd.	442,131	1,160
Fubon Financial Holding Co. Ltd.	3,116,025	4,937
Giant Manufacturing Co. Ltd.	129,483	734
Highwealth Construction Corp.	384,490	540
Hiwin Technologies Corp.	97,881	447
Hon Hai Precision Industry Co. Ltd.	7,255,596	18,796
Hotai Motor Co. Ltd.	118,900	1,357
HTC Corp.*	303,220	737
Hua Nan Financial Holdings Co. Ltd.	3,446,217	1,734
Innolux Corp.	4,177,900	1,496
Inventec Corp.	1,186,314	808
Largan Precision Co. Ltd.	46,835	5,450
Lite-On Technology Corp.	981,964	1,467
MediaTek, Inc.	698,334	4,658
Mega Financial Holding Co. Ltd.	5,071,543	3,618
Merida Industry Co. Ltd.	100,900	449

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Taiwan - 12.0% continued
Micro-Star International Co. Ltd.	271,000	$613
Nan Ya Plastics Corp.	2,217,951	4,887
Nanya Technology Corp.	323,000	479
Nien Made Enterprise Co. Ltd.	70,000	717
Novatek Microelectronics Corp.	270,850	891
OBI Pharma, Inc.*	52,000	458
Pegatron Corp.	895,594	2,113
Phison Electronics Corp.	71,608	565
Pou Chen Corp.	1,040,093	1,291
Powertech Technology, Inc.	302,568	813
President Chain Store Corp.	268,220	1,919
Quanta Computer, Inc.	1,245,576	2,318
Realtek Semiconductor Corp.	208,457	655
Ruentex Development Co. Ltd.*	385,108	438
Ruentex Industries Ltd.	259,906	431
Shin Kong Financial Holding Co. Ltd.*	3,806,458	933
Siliconware Precision Industries Co. Ltd.	1,021,480	1,515
SinoPac Financial Holdings Co. Ltd.	4,883,948	1,374
Standard Foods Corp.	195,496	463
Synnex Technology International Corp.	668,940	672
TaiMed Biologics, Inc.*	72,000	370
Taishin Financial Holding Co. Ltd.	4,115,031	1,503
Taiwan Business Bank	1,715,937	433
Taiwan Cement Corp.	1,557,055	1,689
Taiwan Cooperative Financial Holding Co. Ltd.	3,595,111	1,565
Taiwan Fertilizer Co. Ltd.	327,000	407
Taiwan Mobile Co. Ltd.	759,076	2,447
Taiwan Semiconductor Manufacturing Co. Ltd.	11,555,584	64,712
Teco Electric and Machinery Co. Ltd.	878,000	757
Transcend Information, Inc.	96,442	254
Uni-President Enterprises Corp.	2,250,150	3,715
United Microelectronics Corp.	5,552,043	1,958
Vanguard International Semiconductor Corp.	410,000	711
Wistron Corp.	1,174,388	904
WPG Holdings Ltd.	680,316	799
Ya Hsin Industrial Co. Ltd.* (4)	121,548	—
Yuanta Financial Holding Co. Ltd.	4,613,814	1,712
Yulon Motor Co. Ltd.	413,257	343
Zhen Ding Technology Holding Ltd.	206,850	405

		224,240

Thailand - 2.3%
Advanced Info Service PCL (Registered)	194,000	796
Advanced Info Service PCL NVDR	304,299	1,245
Airports of Thailand PCL NVDR	205,200	2,276
Bangkok Bank PCL (Registered)	118,000	530
Bangkok Dusit Medical Services PCL NVDR	1,799,000	1,158
Bangkok Expressway & Metro PCL NVDR	3,190,098	660
Banpu PCL (Registered)	233,500	125
Banpu PCL NVDR	476,820	254
BEC World PCL (Registered)	196,500	91
BEC World PCL NVDR	281,307	130
Berli Jucker PCL NVDR	482,900	674
BTS Group Holdings PCL NVDR	2,688,900	640
Bumrungrad Hospital PCL NVDR	165,787	836
Central Pattana PCL NVDR	640,000	1,011
Charoen Pokphand Foods PCL NVDR	1,261,257	1,034
CP ALL PCL (Registered)	905,200	1,580
CP ALL PCL NVDR	1,400,436	2,441
Delta Electronics Thailand PCL NVDR	237,900	539
Electricity Generating PCL NVDR	58,000	322
Energy Absolute PCL NVDR	505,600	419
Glow Energy PCL (Registered)	87,100	192
Glow Energy PCL NVDR	158,202	349
Home Product Center PCL NVDR	1,868,704	530
Indorama Ventures PCL NVDR	702,647	653
IRPC PCL (Registered)	1,860,900	250
IRPC PCL NVDR	2,820,481	377
Kasikornbank PCL (Registered)	191,500	946
Kasikornbank PCL NVDR	640,597	3,163
KCE Electronics PCL NVDR	98,400	335
Krung Thai Bank PCL (Registered)	699,750	346
Krung Thai Bank PCL NVDR	980,493	483
Minor International PCL NVDR	998,830	997
PTT Exploration & Production PCL (Registered)	242,500	652
PTT Exploration & Production PCL NVDR	425,943	1,143
PTT Global Chemical PCL (Registered)	189,814	334
PTT Global Chemical PCL NVDR	786,376	1,378
PTT PCL (Registered)	183,500	1,906
PTT PCL NVDR	284,400	2,947
Robinson Department Store PCL NVDR	234,900	415
Siam Cement (The) PCL (Registered)	51,000	705

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.0%(1) continued
Thailand - 2.3% continued
Siam Cement (The) PCL NVDR	142,098	$1,965
Siam Commercial Bank (The) PCL (Registered)	232,700	991
Siam Commercial Bank (The) PCL NVDR	573,476	2,432
Thai Oil PCL (Registered)	97,800	197
Thai Oil PCL NVDR	280,895	565
Thai Union Group PCL NVDR	892,200	524
TMB Bank PCL NVDR	5,939,500	348
True Corp. PCL NVDR	4,651,752	925

		42,809

Turkey - 1.0%
Akbank T.A.S.	1,010,944	2,240
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	96,329	481
Arcelik A.S.	110,785	665
BIM Birlesik Magazalar A.S.	102,073	1,417
Coca-Cola Icecek A.S.	36,652	344
Dogan Sirketler Grubu Holding A.S.(3)	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	885,379	751
Enka Insaat ve Sanayi A.S.(3)	1	—
Eregli Demir ve Celik Fabrikalari T.A.S.	678,270	986
Ford Otomotiv Sanayi A.S.	31,388	272
Haci Omer Sabanci Holding A.S.	442,293	1,148
Is Gayrimenkul Yatirim Ortakligi A.S.(3)	1	—
KOC Holding A.S.	298,105	1,166
Petkim Petrokimya Holding A.S.	326,607	342
TAV Havalimanlari Holding A.S.	70,764	281
Tofas Turk Otomobil Fabrikasi A.S.	57,218	400
Tupras Turkiye Petrol Rafinerileri A.S.	60,475	1,213
Turk Hava Yollari A.O.*	269,862	383
Turk Telekomunikasyon A.S.	213,458	319
Turkcell Iletisim Hizmetleri A.S.*	409,275	1,131
Turkiye Garanti Bankasi A.S.	1,062,299	2,297
Turkiye Halk Bankasi A.S.	288,262	764
Turkiye Is Bankasi, Class C	759,884	1,117
Turkiye Sise ve Cam Fabrikalari A.S.	338,508	367
Turkiye Vakiflar Bankasi T.A.O., Class D	344,866	426
Ulker Biskuvi Sanayi A.S.	75,256	345
Yapi ve Kredi Bankasi A.S.*	414,528	403

		19,258

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	917,892	1,721
Aldar Properties PJSC	1,520,155	1,089
DP World Ltd.	77,788	1,362
Dubai Islamic Bank PJSC	609,171	924
DXB Entertainments PJSC*	1,200,437	425
Emaar Malls PJSC	907,150	646
Emaar Properties PJSC	1,630,701	3,157
Emirates Telecommunications Group Co. PJSC	811,258	4,148
First Gulf Bank PJSC	421,061	1,473
National Bank of Abu Dhabi PJSC	330,493	898

		15,843

United States - 0.2%
Yum China Holdings, Inc.*	189,991	4,963

Total Common Stocks (Cost $1,593,711)		1,758,900

PREFERRED STOCKS - 4.2%(1)
Brazil - 3.0%
Banco Bradesco S.A.*	1,191,393	10,394
Banco Bradesco S.A. ADR*	106,841	931
Braskem S.A., Class A	74,041	785
Centrais Eletricas Brasileiras S.A., Class B*	107,341	851
Cia Brasileira de Distribuicao	75,842	1,256
Cia Energetica de Minas Gerais	349,847	799
Cia Paranaense de Energia, Class B	46,144	392
Gerdau S.A.	431,961	1,360
Itau Unibanco Holding S.A.	1,511,693	15,588
Itausa - Investimentos Itau S.A.	1,800,493	4,562
Lojas Americanas S.A.	271,830	1,412
Petroleo Brasileiro S.A.*	1,540,795	6,791
Petroleo Brasileiro S.A. ADR*	148,341	1,307
Suzano Papel e Celulose S.A., Class A	187,200	817
Telefonica Brasil S.A.	184,173	2,464
Telefonica Brasil S.A. ADR	22,109	296
Vale S.A.*	900,730	6,213

		56,218

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 4.2%(1) continued
Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	$439
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	92
Sociedad Quimica y Minera de Chile S.A., Class B	41,488	1,182

		1,713

Colombia - 0.2%
Bancolombia S.A.	188,295	1,724
Bancolombia S.A. ADR	6,452	237
Grupo Aval Acciones y Valores S.A.	1,647,469	659
Grupo de Inversiones Suramericana S.A.	46,376	571

		3,191

Russia - 0.2%
Surgutneftegas OJSC	1,820,437	951
Surgutneftegas OJSC ADR	140,161	719
Transneft PJSC	724	2,337

		4,007

South Korea - 0.7%
Amorepacific Corp.	4,133	701
Hyundai Motor Co. Ltd.	10,583	837
Hyundai Motor Co. Ltd. (Korea Exchange)	17,606	1,440
LG Chem Ltd.	3,638	540
LG Household & Health Care Ltd.	1,001	466
Samsung Electronics Co. Ltd.	8,269	9,724

		13,708

Total Preferred Stocks (Cost $92,908)		78,837

RIGHTS - 0.0%
Qatar - 0.0%
Commercial Bank (The) QSC*	13,436	16

Total Rights (Cost $ — )		16

INVESTMENT COMPANIES - 1.4%
iShares MSCI Emerging Markets ETF	446,400	15,629
Northern Institutional Funds - Government Assets Portfolio, 0.32%(5) (6)	9,812,158	9,812

Total Investment Companies (Cost $25,192)		25,441

Total Investments - 99.6% (Cost $1,711,811)		1,863,194

Other Assets less Liabilities - 0.4%		7,352

NET ASSETS - 100.0%		$1,870,546

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Value rounds to less than one thousand.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
FTSE/JSE Top 40 Index (South African Rand)	28	$903	Long	3/17	$(19)
Hang Seng Index (Hong Kong Dollar)	12	1,699	Long	1/17	32
mini MSCI Emerging Markets Index (United States Dollar)	356	15,288	Long	3/17	175

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Taiwan Index (United States Dollar)	30	$1,031	Long	1/17	$17
SGX CNX Nifty Index (United States Dollar)	31	507	Long	1/17	10
SPI 200 Index (Australian Dollar)	2	203	Long	3/17	4

Total					$219

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	7.1
Energy	7.8
Financials	25.1
Health Care	2.5
Industrials	5.7
Information Technology	23.1
Materials	7.3
Real Estate	2.6
Telecommunication Services	5.8
Utilities	2.8

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.6%
Korean Won	14.3
Taiwan Dollar	12.1
United States Dollar	9.5
Indian Rupee	8.0
Brazilian Real	7.2
South African Rand	7.0
All other currencies less than 5%	21.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Brazil	$3,146	$80,735	$—	$83,881
China	101,244	307,806	—	409,050
Colombia	51	5,247	—	5,298
Czech Republic	—	3,379	—	3,379
Greece	—	6,847	—	6,847
Hong Kong	—	73,537	—	73,537
Hungary	—	5,796	—	5,796
India	3,852	149,620	—	153,472
Indonesia	—	48,421	—	48,421
Malaysia	—	46,555	—	46,555
Philippines	—	22,372	—	22,372
Poland	7,261	13,692	—	20,953
Qatar	—	16,356	—	16,356
Romania	—	1,312	—	1,312
Russia	4,643	74,158	—	78,801
South Africa	—	128,677	—	128,677
South Korea	1,412	250,124	—	251,536
Taiwan	—	224,240	—	224,240
Thailand	—	42,809	—	42,809
Turkey	—	19,258	—	19,258
United Arab Emirates	5,272	10,571	—	15,843
All Other Countries(1)	100,507	—	—	100,507

Total Common Stocks	227,388	1,531,512	—	1,758,900

Preferred Stocks
Brazil	2,533	53,685	—	56,218
Chile	1,713	—	—	1,713
Colombia	237	2,954	—	3,191
Russia	719	3,288	—	4,007
South Korea	—	13,708	—	13,708

Total Preferred Stocks	5,202	73,635	—	78,837

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Rights(1)	$—	$16	$—	$16
Investment Companies	25,441	—	—	25,441

Total Investments	$258,031	$1,605,163	$—	$1,863,194

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$238	$—	$—	$238
Liabilities
Futures Contracts	(19)	—	—	(19)

Total Other Financial Instruments	$219	$—	$—	$219

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)		Reason
Common Stocks
Brazil	$78,135		Valuations at official close price with foreign fair value adjustment
Colombia	4,756		Valuations at official close price with foreign fair value adjustment
South Africa	—	*	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Brazil	53,685		Valuations at official close price with foreign fair value adjustment
Colombia	2,954		Valuations at official close price with foreign fair value adjustment

Total	$139,530

*	Amount rounds to less than one thousand.

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
Chile	$840	Valuations at official close price
China	618	Valuations at official close price
Egypt	2,002	Valuations at official close price
Poland	6,956	Valuations at official close price
United Arab Emirates	4,848	Valuations at official close price

Total	$15,264

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,753,861

Gross tax appreciation of investments	$344,742
Gross tax depreciation of investments	(235,409)

Net tax appreciation of investments	$109,333

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$5,265	$360,743	$356,196	$38	$9,812

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1)
Australia - 5.2%
BGP Holdings PLC* (2)	6,535,576	$—
BWP Trust	598,916	1,291
Charter Hall Retail REIT	412,291	1,258
Cromwell Property Group	1,789,144	1,271
Dexus Property Group	1,175,084	8,179
Goodman Group	2,152,631	11,106
GPT Group (The)	2,172,435	7,878
Investa Office Fund	683,233	2,330
Mirvac Group	4,479,710	6,876
Scentre Group	6,188,187	20,770
Shopping Centres Australasia Property Group	896,995	1,433
Stockland	2,895,425	9,561
Vicinity Centres	3,977,175	8,603
Westfield Corp.	2,339,673	15,879

		96,435

Austria - 0.3%
BUWOG A.G.*	109,554	2,548
CA Immobilien Anlagen A.G.*	85,032	1,563
Conwert Immobilien Invest S.E.*	85,495	1,460

		5,571

Belgium - 0.4%
Aedifica S.A.	15,379	1,150
Befimmo S.A.	23,434	1,316
Cofinimmo S.A.	24,426	2,793
Intervest Offices & Warehouses N.V.	18,442	464
Leasinvest Real Estate S.C.A.	2,442	271
Warehouses De Pauw - CVA	19,696	1,760
Wereldhave Belgium N.V.	2,743	311

		8,065

Brazil - 0.5%
Aliansce Shopping Centers S.A.	123,803	547
BR Malls Participacoes S.A.	689,103	2,517
BR Properties S.A.	113,752	263
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	329,485	1,033
Direcional Engenharia S.A.	93,430	130
Even Construtora e Incorporadora S.A.	215,769	244
Ez Tec Empreendimentos e Participacoes S.A.	71,665	343
Gafisa S.A.	464,658	259
Helbor Empreendimentos S.A.	172,297	82
Iguatemi Empresa de Shopping Centers S.A.	73,903	603
JHSF Participacoes S.A.*	134,916	58
MRV Engenharia e Participacoes S.A.	337,712	1,130
Multiplan Empreendimentos Imobiliarios S.A.	92,497	1,682
PDG Realty S.A. Empreendimentos e Participacoes*	63,400	23
Rodobens Negocios Imobiliarios S.A.	28,773	48
Sonae Sierra Brasil S.A.	34,415	182
Tecnisa S.A.	156,495	104

		9,248

Canada - 2.5%
Allied Properties Real Estate Investment Trust	102,167	2,735
Artis Real Estate Investment Trust	178,252	1,686
Boardwalk Real Estate Investment Trust	45,641	1,654
Canadian Apartment Properties REIT	163,866	3,829
Canadian Real Estate Investment Trust	88,730	3,060
Chartwell Retirement Residences	230,730	2,517
Cominar Real Estate Investment Trust	217,845	2,388
Crombie Real Estate Investment Trust	107,668	1,089
Dream Global Real Estate Investment Trust	152,447	1,073
Dream Office Real Estate Investment Trust	130,976	1,907
First Capital Realty, Inc.	116,383	1,792
Granite Real Estate Investment Trust	57,137	1,908
H&R Real Estate Investment Trust	344,437	5,739
Killam Apartment Real Estate Investment Trust	81,576	725
Northview Apartment Real Estate Investment Trust	61,592	921
Pure Industrial Real Estate Trust	298,399	1,242
RioCan Real Estate Investment Trust	393,815	7,811
Smart Real Estate Investment Trust	134,187	3,227

		45,303

Chile - 0.1%
Parque Arauco S.A.	669,748	1,529

China - 1.5%
Agile Group Holdings Ltd.	1,723,226	877
Beijing Capital Land Ltd., Class H	1,288,000	482
Beijing North Star Co. Ltd., Class H	899,662	275

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
China - 1.5% continued
China Aoyuan Property Group Ltd.	1,605,000	$368
China Electronics Optics Valley Union Holding Co. Ltd.*	3,772,000	400
China Evergrande Group	4,286,000	2,663
China SCE Property Holdings Ltd.	1,461,000	439
China Vanke Co. Ltd., Class H	1,591,841	3,599
CIFI Holdings Group Co. Ltd.	3,286,882	882
Country Garden Holdings Co. Ltd.	8,621,181	4,801
Fantasia Holdings Group Co. Ltd.*	2,086,500	265
Greentown China Holdings Ltd.*	945,500	762
Guangzhou R&F Properties Co. Ltd., Class H	1,158,602	1,400
Hydoo International Holding Ltd.	1,308,000	98
KWG Property Holding Ltd.	1,481,094	838
Logan Property Holdings Co. Ltd.	1,294,000	490
Longfor Properties Co. Ltd.	1,777,000	2,248
Powerlong Real Estate Holdings Ltd.	1,614,000	475
Redco Properties Group Ltd.* (3)	1,056,000	429
Ronshine China Holdings Ltd.*	419,500	304
Shui On Land Ltd.	4,037,777	870
Sino-Ocean Group Holding Ltd.	3,532,828	1,575
SOHO China Ltd.	2,252,256	1,107
Sunac China Holdings Ltd.	2,191,050	1,824
Yuzhou Properties Co. Ltd.	1,471,000	511

		27,982

Egypt - 0.0%
Emaar Misr for Development S.A.E.*	719,915	115
Six of October Development & Investment*	295,544	246

		361

Finland - 0.2%
Citycon OYJ	480,492	1,183
Sponda OYJ	295,546	1,361
Technopolis OYJ	173,363	570

		3,114

France - 2.9%
Affine S.A.	9,197	145
ANF Immobilier	8,495	181
Fonciere Des Regions	44,301	3,864
Gecina S.A.	48,484	6,703
ICADE	42,763	3,051
Klepierre	248,667	9,767
Mercialys S.A.	50,841	1,030
Unibail-Rodamco S.E.	119,256	28,428

		53,169

Germany - 2.7%
ADLER Real Estate A.G.*	29,204	445
ADO Properties S.A.(3)	36,035	1,213
alstria office REIT-A.G.*	158,439	1,988
Deutsche EuroShop A.G.	55,230	2,249
Deutsche Wohnen A.G. (Bearer)	407,850	12,790
DIC Asset A.G.	53,814	515
Grand City Properties S.A.	122,245	2,220
Hamborner REIT A.G.	94,225	895
LEG Immobilien A.G.*	76,013	5,897
TAG Immobilien A.G.	171,900	2,260
TLG Immobilien A.G.	68,098	1,281
Vonovia S.E.	564,295	18,381
WCM Beteiligungs & Grundbesitz-A.G.*	95,503	263

		50,397

Greece - 0.0%
Grivalia Properties REIC A.E.	47,695	385

Hong Kong - 7.9%
C C Land Holdings Ltd.	1,622,000	471
Champion REIT	2,857,846	1,545
Cheung Kong Property Holdings Ltd.	3,411,500	20,688
China Jinmao Holdings Group Ltd.	5,972,000	1,604
China Merchants Land Ltd.	1,504,000	215
China Overseas Grand Oceans Group Ltd.*	938,000	303
China Overseas Land & Investment Ltd.	4,640,542	12,240
China Resources Land Ltd.	3,270,155	7,373
Gemdale Properties & Investment Corp. Ltd.	6,346,000	388
Glorious Property Holdings Ltd.*	3,161,100	310
Hang Lung Properties Ltd.	2,430,452	5,089
Henderson Land Development Co. Ltd.	1,362,732	7,194
Hongkong Land Holdings Ltd.	1,421,018	8,968
Hopson Development Holdings Ltd.	772,000	685
Hui Xian Real Estate Investment Trust	2,325,891	1,051
Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	251,515	114
Hysan Development Co. Ltd.	748,045	3,084

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Hong Kong - 7.9% continued
Jiayuan International Group Ltd.*	572,000	$251
K Wah International Holdings Ltd.	1,449,316	666
Kerry Properties Ltd.	716,599	1,931
Link REIT	2,727,300	17,612
LVGEM China Real Estate Investment Co. Ltd.	1,236,000	381
Minmetals Land Ltd.	1,620,000	193
New World Development Co. Ltd.	6,363,733	6,670
Poly Property Group Co. Ltd.*	2,246,000	742
Road King Infrastructure Ltd.	323,000	268
Shanghai Industrial Urban Development Group Ltd.	1,626,000	395
Shenzhen Investment Ltd.	3,679,929	1,465
Shimao Property Holdings Ltd.	1,502,369	1,958
Sino Land Co. Ltd.	3,732,088	5,524
Sinolink Worldwide Holdings Ltd.*	2,404,000	272
Spring Real Estate Investment Trust	797,000	331
Sun Hung Kai Properties Ltd.	1,704,425	21,340
Swire Properties Ltd.	1,415,800	3,879
Wharf Holdings (The) Ltd.	1,466,317	9,636
Yuexiu Property Co. Ltd.	7,449,442	1,015
Yuexiu Real Estate Investment Trust	1,329,000	700

		146,551

India - 0.1%
DLF Ltd.	525,362	863
Oberoi Realty Ltd.	103,990	451
Prestige Estates Projects Ltd.	137,973	345
Unitech Ltd.*	2,037,195	119

		1,778

Indonesia - 0.3%
Agung Podomoro Land Tbk PT*	9,268,196	144
Alam Sutera Realty Tbk PT*	14,136,940	368
Bumi Serpong Damai Tbk PT	9,438,300	1,224
Ciputra Development Tbk PT	13,124,336	1,300
Intiland Development Tbk PT	6,173,600	229
Kawasan Industri Jababeka Tbk PT*	19,804,763	430
Pakuwon Jati Tbk PT	27,538,340	1,150
Summarecon Agung Tbk PT	12,982,500	1,272

		6,117

Ireland - 0.2%
Green REIT PLC	828,345	1,195
Hibernia REIT PLC	817,413	1,062
Irish Residential Properties REIT PLC	437,510	539

		2,796

Israel - 0.1%
Azrieli Group Ltd.	52,651	2,279

Italy - 0.1%
Beni Stabili S.p.A. SIIQ*	1,261,832	721
Immobiliare Grande Distribuzione SIIQ S.p.A.	468,137	357

		1,078

Japan - 9.8%
Activia Properties, Inc.	720	3,395
Advance Residence Investment Corp.	1,522	4,024
Aeon Mall Co. Ltd.	143,366	2,012
AEON REIT Investment Corp.	1,227	1,342
Daiwa House REIT Investment Corp.	1,603	4,054
Daiwa Office Investment Corp.	342	1,725
Frontier Real Estate Investment Corp.	537	2,295
Fukuoka REIT Corp.	763	1,207
GLP J-REIT	2,942	3,389
Hulic Co. Ltd.	431,440	3,827
Hulic REIT, Inc.	1,106	1,854
Industrial & Infrastructure Fund Investment Corp.	388	1,847
Invincible Investment Corp.	3,539	1,588
Japan Excellent, Inc.	1,420	1,802
Japan Hotel REIT Investment Corp.	4,545	3,052
Japan Logistics Fund, Inc.	1,004	2,114
Japan Prime Realty Investment Corp.	974	3,837
Japan Real Estate Investment Corp.	1,491	8,131
Japan Rental Housing Investments, Inc.	1,808	1,213
Japan Retail Fund Investment Corp.	3,093	6,264
Kenedix Office Investment Corp.	432	2,481
Kenedix Retail REIT Corp.	494	1,124
Mitsubishi Estate Co. Ltd.	1,431,480	28,376
Mitsui Fudosan Co. Ltd.	1,148,562	26,503
Mori Hills REIT Investment Corp.	1,745	2,359
Mori Trust Sogo REIT, Inc.	1,187	1,875
Nippon Accommodations Fund, Inc.	537	2,349
Nippon Building Fund, Inc.	1,540	8,533
Nippon Prologis REIT, Inc.	1,876	3,835
Nomura Real Estate Holdings, Inc.	144,800	2,458

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Japan - 9.8% continued
Nomura Real Estate Master Fund, Inc.	4,812	$7,278
NTT Urban Development Corp.	132,800	1,165
Orix JREIT, Inc.	2,940	4,640
Premier Investment Corp.	1,520	1,797
Sekisui House Reit, Inc.	984	1,260
Sekisui House SI Residential Investment Corp.	1,312	1,461
Sumitomo Realty & Development Co. Ltd.	524,425	13,896
Tokyo Tatemono Co. Ltd.	249,300	3,326
Tokyu REIT, Inc.	1,066	1,351
United Urban Investment Corp.	3,402	5,178

		180,217

Malaysia - 0.3%
Eastern & Oriental Bhd.	963,353	312
Eco World Development Group Bhd.*	1,096,800	327
IGB Real Estate Investment Trust	2,019,600	725
IOI Properties Group Bhd.	2,146,000	1,004
KLCCP Stapled Group	554,948	1,026
KSL Holdings Bhd.*	592,120	133
Mah Sing Group Bhd.	1,948,420	621
Malaysian Resources Corp. Bhd.	1,293,200	382
Pavilion Real Estate Investment Trust	1,074,400	455
Sunway Real Estate Investment Trust	2,043,900	784
UEM Sunrise Bhd.	1,986,200	464

		6,233

Mexico - 0.4%
Concentradora Fibra Danhos S.A. de C.V.	270,153	409
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	505,500	342
Consorcio ARA S.A.B. de C.V.	856,261	267
Corp. Inmobiliaria Vesta S.A.B. de C.V.	640,200	769
Fibra Uno Administracion S.A. de C.V.	3,110,609	4,754
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,010,789	1,045
Prologis Property Mexico S.A. de C.V.	379,400	543
Urbi Desarrollos Urbanos S.A.B. de C.V.* (4)	777	—

		8,129

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	53,155	2,046
NSI N.V.	168,540	636
Vastned Retail N.V.	23,366	907
Wereldhave N.V.	48,675	2,189

		5,778

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,541,526	1,481

Norway - 0.1%
Entra ASA(3)	110,860	1,101
Norwegian Property ASA	209,145	242

		1,343

Philippines - 0.7%
Ayala Land, Inc.	6,214,851	3,996
DoubleDragon Properties Corp.*	712,200	550
Filinvest Land, Inc.	11,594,989	358
Megaworld Corp.	14,293,801	1,024
Robinsons Land Corp.	1,976,775	1,033
SM Prime Holdings, Inc.	11,185,053	6,366

		13,327

Singapore - 2.6%
Ascendas India Trust	844,800	591
Ascendas Real Estate Investment Trust	2,820,653	4,407
Ascott Residence Trust	974,000	760
CapitaLand Commercial Trust	2,425,214	2,465
CapitaLand Ltd.	3,070,815	6,379
CapitaLand Mall Trust	3,215,715	4,169
CapitaLand Retail China Trust	635,609	602
CDL Hospitality Trusts	771,410	713
City Developments Ltd.	715,200	4,074
First Real Estate Investment Trust	622,651	543
Fortune Real Estate Investment Trust	1,587,920	1,822
Global Logistic Properties Ltd.	3,574,793	5,416
Keppel REIT	2,299,420	1,617
Lippo Malls Indonesia Retail Trust	2,434,900	621
Mapletree Commercial Trust	2,316,002	2,228
Mapletree Greater China Commercial Trust	2,263,800	1,481
Mapletree Industrial Trust	1,507,707	1,711
Mapletree Logistics Trust	1,802,774	1,266
Suntec Real Estate Investment Trust	2,923,591	3,315
UOL Group Ltd.	575,281	2,370
Yanlord Land Group Ltd.	814,500	742

		47,292

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
South Africa - 1.2%
Arrowhead Properties Ltd.	1,167,421	$739
Attacq Ltd.*	752,488	927
Balwin Properties Ltd.	318,055	173
Delta Property Fund Ltd.	619,126	352
Emira Property Fund Ltd.	472,949	490
Growthpoint Properties Ltd.	3,288,431	6,224
Hyprop Investments Ltd.	300,544	2,557
Rebosis Property Fund Ltd.	585,906	492
Redefine Properties Ltd.	5,514,064	4,513
Resilient REIT Ltd.	328,835	2,739
SA Corporate Real Estate Ltd.	2,979,709	1,216
Vukile Property Fund Ltd.	764,443	1,037

		21,459

Spain - 0.5%
Axiare Patrimonio SOCIMI S.A.	69,923	1,017
Hispania Activos Inmobiliarios SOCIMI S.A.	106,894	1,258
Inmobiliaria Colonial S.A.	285,062	1,977
Lar Espana Real Estate Socimi S.A.	106,476	788
Merlin Properties Socimi S.A.	393,565	4,288

		9,328

Sweden - 1.1%
Castellum AB	319,983	4,385
D Carnegie & Co. AB*	56,230	673
Dios Fastigheter AB	56,108	370
Fabege AB	159,765	2,608
Fastighets AB Balder, Class B*	113,354	2,287
Hemfosa Fastigheter AB	112,580	1,049
Hufvudstaden AB, Class A	133,312	2,102
Klovern AB, Class B	685,992	718
Kungsleden AB	187,722	1,188
Pandox AB	64,791	1,005
Wallenstam AB, Class B	238,185	1,851
Wihlborgs Fastigheter AB	79,632	1,479

		19,715

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	11,532	1,713
Mobimo Holding A.G. (Registered)*	7,463	1,867
PSP Swiss Property A.G. (Registered)	48,211	4,166
Swiss Prime Site A.G. (Registered)*	78,779	6,447

		14,193

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	247,585	198

Thailand - 0.5%
Amata Corp. PCL (Registered)	141,686	45
Amata Corp. PCL NVDR	850,071	272
AP Thailand PCL (Registered)	441,405	92
AP Thailand PCL NVDR	2,408,604	504
Central Pattana PCL (Registered)	825,726	1,309
Central Pattana PCL NVDR	2,155,698	3,403
LPN Development PCL (Registered)	8,475	3
LPN Development PCL NVDR	1,171,801	397
Property Perfect PCL (Registered)	3,686,802	93
Property Perfect PCL NVDR	4,602,926	116
Pruksa Holding PCL NVDR	835,000	525
Quality Houses PCL NVDR	7,480,466	537
Sansiri PCL NVDR	11,407,766	527
SC Asset Corp. PCL (Registered)	747,984	71
SC Asset Corp. PCL NVDR	1,198,624	114
Siam Future Development PCL NVDR	1,253,194	215
Supalai PCL (Registered)	224,356	157
Supalai PCL NVDR	980,800	683
TICON Industrial Connection PCL NVDR	623,505	288
WHA Corp. PCL NVDR*	4,500,000	370

		9,721

Turkey - 0.1%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	54,149	66
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,340,334	1,985
Is Gayrimenkul Yatirim Ortakligi A.S.	462,064	204
Saf Gayrimenkul Yatirim Ortakligi A.S.	445,722	107
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	103

		2,465

United Arab Emirates - 0.3%
Aldar Properties PJSC	3,797,007	2,719
Emaar Malls PJSC	2,557,346	1,821
RAK Properties PJSC	1,133,104	203

		4,743

United Kingdom - 4.0%
Assura PLC	1,975,387	1,394
Big Yellow Group PLC	170,176	1,444

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United Kingdom - 4.0% continued
British Land (The) Co. PLC	1,240,309	$9,611
Capital & Counties Properties PLC	890,330	3,254
Capital & Regional PLC	675,327	457
Daejan Holdings PLC	6,044	460
Derwent London PLC	120,633	4,116
Empiric Student Property PLC	591,541	772
F&C UK Real Estate Investment Ltd.	274,873	335
Grainger PLC	500,806	1,468
Great Portland Estates PLC	416,611	3,426
Hammerson PLC	960,683	6,769
Hansteen Holdings PLC	894,512	1,250
Helical PLC	117,561	427
Intu Properties PLC	1,054,135	3,662
Kennedy Wilson Europe Real Estate PLC	122,264	1,445
Land Securities Group PLC	952,648	12,585
LondonMetric Property PLC	700,658	1,338
NewRiver REIT PLC	286,609	1,209
Primary Health Properties PLC	701,310	957
Redefine International PLC	1,452,719	701
Regional REIT Ltd.(3)	278,070	369
Safestore Holdings PLC	255,998	1,101
Schroder Real Estate Investment Trust Ltd.	643,618	452
Segro PLC	1,003,631	5,680
Shaftesbury PLC	289,017	3,232
Standard Life Investment Property Income Trust Ltd.	470,953	502
Target Healthcare REIT Ltd.	279,829	389
Tritax Big Box REIT PLC	1,338,251	2,299
UNITE Group (The) PLC	267,231	1,998
Workspace Group PLC	140,214	1,364

		74,466

United States - 49.2%
Acadia Realty Trust	96,981	3,169
Agree Realty Corp.	29,820	1,373
Alexander’s, Inc.	2,457	1,049
Alexandria Real Estate Equities, Inc.	96,153	10,685
American Assets Trust, Inc.	47,204	2,034
American Campus Communities, Inc.	159,971	7,962
American Homes 4 Rent, Class A	270,478	5,675
Apartment Investment & Management Co., Class A	189,176	8,598
Apple Hospitality REIT, Inc.	257,000	5,135
Ashford Hospitality Trust, Inc.	111,616	866
AvalonBay Communities, Inc.	165,747	29,362
Boston Properties, Inc.	185,709	23,358
Brandywine Realty Trust	212,125	3,502
Brixmor Property Group, Inc.	368,444	8,997
Camden Property Trust	105,806	8,895
Care Capital Properties, Inc.	101,249	2,531
CareTrust REIT, Inc.	75,100	1,151
CBL & Associates Properties, Inc.	203,802	2,344
Cedar Realty Trust, Inc.	102,918	672
Chatham Lodging Trust	45,137	928
Chesapeake Lodging Trust	73,042	1,889
Colony Starwood Homes	58,800	1,694
Columbia Property Trust, Inc.	149,400	3,227
Corporate Office Properties Trust	114,521	3,575
Cousins Properties, Inc.	412,901	3,514
CubeSmart	217,962	5,835
DCT Industrial Trust, Inc.	110,281	5,280
DDR Corp.	376,022	5,742
DiamondRock Hospitality Co.	242,108	2,792
Digital Realty Trust, Inc.	192,909	18,955
Douglas Emmett, Inc.	170,049	6,217
Duke Realty Corp.	429,471	11,407
DuPont Fabros Technology, Inc.	91,497	4,019
EastGroup Properties, Inc.	39,718	2,933
Education Realty Trust, Inc.	88,456	3,742
Empire State Realty Trust, Inc., Class A	147,719	2,982
EPR Properties	76,403	5,483
Equity Commonwealth* (2)	75,000	—
Equity Commonwealth (New York Exchange)*	153,035	4,628
Equity LifeStyle Properties, Inc.	93,921	6,772
Equity One, Inc.	113,092	3,471
Equity Residential	436,364	28,084
Essex Property Trust, Inc.	79,417	18,464
Extra Space Storage, Inc.	142,544	11,010
Federal Realty Investment Trust	86,888	12,348
FelCor Lodging Trust, Inc.	168,212	1,347
First Industrial Realty Trust, Inc.	141,450	3,968
First Potomac Realty Trust	71,046	779
Forest City Realty Trust, Inc., Class A	284,497	5,929
Four Corners Property Trust, Inc.	72,500	1,488
Franklin Street Properties Corp.	118,880	1,541
Gaming and Leisure Properties, Inc.	248,386	7,606

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 49.2% continued
General Growth Properties, Inc.	609,987	$15,237
Getty Realty Corp.	31,298	798
Government Properties Income Trust	87,121	1,661
Gramercy Property Trust	507,522	4,659
HCP, Inc.	563,065	16,734
Healthcare Realty Trust, Inc.	140,240	4,252
Healthcare Trust of America, Inc., Class A	171,509	4,993
Hersha Hospitality Trust	42,703	918
Highwoods Properties, Inc.	121,318	6,188
Hospitality Properties Trust	198,878	6,312
Host Hotels & Resorts, Inc.	904,906	17,048
Hudson Pacific Properties, Inc.	151,040	5,253
Investors Real Estate Trust	146,397	1,044
Kilroy Realty Corp.	111,673	8,177
Kimco Realty Corp.	514,600	12,947
Kite Realty Group Trust	98,981	2,324
LaSalle Hotel Properties	136,593	4,162
Lexington Realty Trust	284,891	3,077
Liberty Property Trust	178,935	7,068
Life Storage, Inc.	56,171	4,789
LTC Properties, Inc.	47,473	2,230
Macerich (The) Co.	173,957	12,323
Mack-Cali Realty Corp.	107,680	3,125
Medical Properties Trust, Inc.	387,703	4,769
Mid-America Apartment Communities, Inc.	137,063	13,421
Milestone Apartments Real Estate Investment Trust	95,958	1,358
Monmouth Real Estate Investment Corp.	80,300	1,224
Monogram Residential Trust, Inc.	202,300	2,189
National Health Investors, Inc.	44,360	3,290
National Retail Properties, Inc.	178,027	7,869
New Senior Investment Group, Inc.	96,900	949
New York REIT, Inc.	200,736	2,031
Omega Healthcare Investors, Inc.	208,394	6,514
Paramount Group, Inc.	180,696	2,889
Parkway, Inc.*	52,362	1,165
Pebblebrook Hotel Trust	86,944	2,587
Pennsylvania Real Estate Investment Trust	80,266	1,522
Physicians Realty Trust	162,990	3,090
Piedmont Office Realty Trust, Inc., Class A	176,185	3,684
Prologis, Inc.	634,586	33,500
PS Business Parks, Inc.	24,473	2,852
Public Storage	175,627	39,253
QTS Realty Trust, Inc., Class A	54,717	2,717
Quality Care Properties, Inc.*	111,893	1,734
Ramco-Gershenson Properties Trust	94,761	1,571
Realty Income Corp.	311,917	17,929
Regency Centers Corp.	126,541	8,725
Retail Opportunity Investments Corp.	131,633	2,781
Retail Properties of America, Inc., Class A	286,442	4,391
Rexford Industrial Realty, Inc.	77,535	1,798
RLJ Lodging Trust	150,497	3,686
Ryman Hospitality Properties, Inc.	59,000	3,718
Sabra Health Care REIT, Inc.	78,740	1,923
Saul Centers, Inc.	16,705	1,113
Select Income REIT	81,866	2,063
Senior Housing Properties Trust	287,409	5,441
Seritage Growth Properties, Class A	31,200	1,333
Silver Bay Realty Trust Corp.	39,701	680
Simon Property Group, Inc.	380,521	67,607
SL Green Realty Corp.	122,707	13,197
Spirit Realty Capital, Inc.	557,419	6,054
STAG Industrial, Inc.	91,011	2,172
STORE Capital Corp.	186,828	4,617
Summit Hotel Properties, Inc.	101,256	1,623
Sun Communities, Inc.	78,685	6,028
Sunstone Hotel Investors, Inc.	262,202	3,999
Tanger Factory Outlet Centers, Inc.	116,053	4,152
Taubman Centers, Inc.	72,880	5,388
Terreno Realty Corp.	54,700	1,558
Tier REIT, Inc.	58,300	1,014
TravelCenters of America LLC - (Fractional Shares)* (2)	50,000	—
UDR, Inc.	323,442	11,799
Universal Health Realty Income Trust	16,573	1,087
Urban Edge Properties	108,056	2,973
Urstadt Biddle Properties, Inc., Class A	36,760	886
Ventas, Inc.	428,796	26,808
VEREIT, Inc.	1,168,568	9,886
Vornado Realty Trust	205,213	21,418
Washington Prime Group, Inc.	224,608	2,338
Washington Real Estate Investment Trust	90,244	2,950
Weingarten Realty Investors	139,316	4,986

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 49.2% continued
Welltower, Inc.	438,914	$29,377
WP Carey, Inc.	109,389	6,464
Xenia Hotels & Resorts, Inc.	130,000	2,525

		906,991

Total Common Stocks (Cost $1,504,115)		1,789,237

	PRINCIPAL AMOUNT (000S)(5)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd., 3.00%, 10/31/21 (MYR)(6)	$114	$12

Total Convertible Bonds (Cost $23)		12

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%(1)
F&C Commercial Property Trust Ltd.	624,928	$1,050
MedicX Fund Ltd.	496,538	549
Northern Institutional Funds - Government Assets Portfolio, 0.32%(7) (8)	38,272,804	38,273
Picton Property Income (The) Ltd. Fund	672,045	627
UK Commercial Property Trust Ltd.	782,804	815

Total Investment Companies (Cost $41,443)		41,314

Total Investments - 99.2% (Cost $1,545,581)		1,830,563

Other Assets less Liabilities - 0.8%		14,021

NET ASSETS - 100.0%		$1,844,584

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Value rounds to less than one thousand.
(5)	Principal amount is in USD unless otherwise indicated.
(6)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	Australian Dollar	2,561	United States Dollar	1,880	3/15/17	$36
Bank of Montreal	British Pound	1,429	United States Dollar	1,780	3/15/17	15
Bank of Montreal	Euro	2,294	United States Dollar	2,400	3/15/17	(24)
Bank of Montreal	Hong Kong Dollar	26,930	United States Dollar	3,470	3/15/17	(4)
Bank of Montreal	Japanese Yen	361,156	United States Dollar	3,070	3/15/17	(32)
Citibank	United States Dollar	1,100	British Pound	886	3/15/17	(6)
Citibank	United States Dollar	1,033	British Pound	832	3/15/17	(6)
Goldman Sachs	United States Dollar	537	Canadian Dollar	718	3/15/17	(2)
Goldman Sachs	United States Dollar	700	Japanese Yen	80,161	3/15/17	(11)
Morgan Stanley	Australian Dollar	1,442	United States Dollar	1,040	3/15/17	1
Morgan Stanley	Australian Dollar	38	United States Dollar	28	3/15/17	— *
Morgan Stanley	United States Dollar	800	Australian Dollar	1,106	3/15/17	(4)
Morgan Stanley	United States Dollar	600	Canadian Dollar	802	3/15/17	(2)
Morgan Stanley	United States Dollar	900	Euro	862	3/15/17	11
Morgan Stanley	United States Dollar	700	Euro	654	3/15/17	(9)
Morgan Stanley	United States Dollar	2,732	Hong Kong Dollar	21,212	3/15/17	4
Morgan Stanley	United States Dollar	2,200	Japanese Yen	257,017	3/15/17	7
Morgan Stanley	United States Dollar	900	Japanese Yen	105,593	3/15/17	7
Morgan Stanley	United States Dollar	2,420	Japanese Yen	281,817	3/15/17	— *
Morgan Stanley	United States Dollar	645	Singapore Dollar	931	3/15/17	(2)
Morgan Stanley	United States Dollar	176	Swedish Krona	1,640	3/15/17	5
Morgan Stanley	United States Dollar	101	Swiss Franc	103	3/15/17	1
Societe Generale	United States Dollar	1,700	Australian Dollar	2,267	3/15/17	(67)
Societe Generale	United States Dollar	1,613	Euro	1,539	3/15/17	13
Societe Generale	United States Dollar	560	Hong Kong Dollar	4,341	3/15/17	— *
BNY Mellon	United States Dollar	1,400	Australian Dollar	1,931	3/15/17	(9)
BNY Mellon	United States Dollar	1,900	Euro	1,811	3/15/17	14
Toronto-Dominion Bank	United States Dollar	800	British Pound	646	3/15/17	(2)
Toronto-Dominion Bank	United States Dollar	3,100	Hong Kong Dollar	24,061	3/15/17	4
Toronto-Dominion Bank	United States Dollar	1,400	Hong Kong Dollar	10,857	3/15/17	— *
Toronto-Dominion Bank	United States Dollar	610	Japanese Yen	71,025	3/15/17	— *

Total						$62

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
DAX Index (Euro)	13	$3,922	Long	3/17	$24
E-Mini S&P Midcap 400 (United States Dollar)	160	26,546	Long	3/17	(287)
FTSE 100 Index (British Pound)	44	3,822	Long	3/17	58
Hang Seng Index (Hong Kong Dolar)	26	3,682	Long	1/17	59
Nikkei 225 (Japanese Yen)	73	5,946	Long	3/17	(11)
SPI 200 Index (Australian Dollar)	86	8,737	Long	3/17	91

Total					$(66)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.9%
Diversified REITs	11.3
Health Care REITs	6.8
Industrial REITs	6.1
Office REITs	11.2
Real Estate Development	5.7
Real Estate Operating Companies	8.2
Residential REITs	9.8
Retail REITs	22.2
Specialized REITs	5.8
Other Industries less than 5%	4.0

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	51.0%
Japanese Yen	10.0
Hong Kong Dollar	9.3
Euro	7.8
Australian Dollar	5.4
All other currencies less than 5%	16.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$45,303	$—	$—	$45,303
Chile	1,529	—	—	1,529
Egypt	361	—	—	361
Mexico	8,129	—	—	8,129
Thailand	525	9,196	—	9,721
United Arab Emirates	2,922	1,821	—	4,743
United States	906,991	—	—	906,991
All Other Countries(1)	—	812,460	—	812,460

Total Common Stocks	965,760	823,477	—	1,789,237

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$—	$12	$12
Investment Companies	38,273	3,041	—	41,314

Total Investments	$1,004,033	$826,518	$12	$1,830,563

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$118	$—	$118
Futures Contracts	232	—	—	232
Liabilities
Forward Foreign Currency Exchange Contracts	—	(180)	—	(180)
Futures Contracts	(298)	—	—	(298)

Total Other Financial Instruments	$(66)	$(62)	$—	$(128)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$9,248	Valuations at official close price with foreign fair value adjustment

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
United Arab Emirates	$2,922	Valuations at official close price

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)		ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)		BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Common Stocks
Mexico	$—	*	$—	$—	$— *	$—	$—	$—	$—	*	$—	$— *
Convertible Bonds
Malaysia	13		6	—	(7)	—	—	—	—		12	(7)

Total	$13		$6	$—	$(7)	$—	$—	$—	$—	*	$12	$(7)

*	Amount rounds to less than one thousand.

The Transfers out of Level 3, noted above, was due to the Fund receiving an offical close price. Securities valued at $12 included in the Balance as of 12/31/16 above were valued using evaluated prices provided by a third party provider.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,643,103

Gross tax appreciation of investments	$288,605
Gross tax depreciation of investments	(101,140)

Net tax appreciation of investments	$187,465

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$2,337	$192,519	$156,583	$26	$38,273

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1)
Australia - 3.4%
AGL Energy Ltd.	10,223	$163
Amcor Ltd.	17,562	189
AMP Ltd.	44,769	162
APA Group	16,915	105
Aurizon Holdings Ltd.	31,150	113
AusNet Services	27,225	31
Australia & New Zealand Banking Group Ltd.	44,807	981
Bendigo & Adelaide Bank Ltd.	7,138	65
Boral Ltd.	17,314	67
Brambles Ltd.	24,042	215
Caltex Australia Ltd.	3,947	87
Coca-Cola Amatil Ltd.	8,875	65
Cochlear Ltd.	864	76
Commonwealth Bank of Australia	26,233	1,556
Computershare Ltd.	7,150	64
Dexus Property Group	14,489	101
Goodman Group	26,979	139
GPT Group (The)	26,875	97
Healthscope Ltd.	25,906	43
Insurance Australia Group Ltd.	36,380	157
LendLease Group	8,236	87
Macquarie Group Ltd.	4,635	292
Mirvac Group	56,212	86
National Australia Bank Ltd.	40,677	898
Newcrest Mining Ltd.	11,624	164
Ramsay Health Care Ltd.	2,144	106
Scentre Group	80,708	271
South32 Ltd.	80,743	159
Stockland	36,299	120
Sydney Airport	16,995	73
Transurban Group	30,800	229
Wesfarmers Ltd.	17,285	525
Westpac Banking Corp.	51,196	1,199
Woodside Petroleum Ltd.	11,496	258

		8,943

Austria - 0.0%
OMV A.G.	2,259	80

Belgium - 0.1%
Colruyt S.A.	1,039	51
KBC Group N.V.	3,795	235
Umicore S.A.	1,438	82

		368

Canada - 4.0%
Agnico Eagle Mines Ltd.	3,499	147
Agrium, Inc.	1,993	200
Alimentation Couche-Tard, Inc., Class B	6,500	295
AltaGas Ltd.	2,627	66
ARC Resources Ltd.	5,374	93
Atco Ltd., Class I	1,241	41
Bank of Montreal	9,903	712
Bank of Nova Scotia (The)	18,410	1,025
CAE, Inc.	4,100	57
Canadian Imperial Bank of Commerce	6,038	493
Canadian National Railway Co.	11,875	799
Canadian Tire Corp. Ltd., Class A	1,095	114
Canadian Utilities Ltd., Class A	1,892	51
Cenovus Energy, Inc.	12,663	191
CGI Group, Inc., Class A*	3,312	159
Crescent Point Energy Corp.	8,255	112
Empire Co. Ltd., Class A	2,519	29
Enbridge, Inc.	14,374	605
Encana Corp.	15,013	176
Finning International, Inc.	2,600	51
First Capital Realty, Inc.	1,900	29
Fortis, Inc.	6,200	191
Franco-Nevada Corp.	2,702	162
Gildan Activewear, Inc.	3,212	82
Jean Coutu Group PJC (The), Inc., Class A	1,400	22
Keyera Corp.	2,852	86
Kinross Gold Corp.*	17,843	56
Loblaw Cos. Ltd.	3,343	176
Lululemon Athletica, Inc.*	1,700	110
Magna International, Inc.	5,844	254
Metro, Inc.	3,563	107
National Bank of Canada	5,100	207
Open Text Corp.	1,806	112
Pembina Pipeline Corp.	5,900	184
Potash Corp. of Saskatchewan, Inc.	12,686	230
PrairieSky Royalty Ltd.	3,000	71
Rogers Communications, Inc., Class B	5,445	210
Shaw Communications, Inc., Class B	6,195	124
Silver Wheaton Corp.	6,673	129
Suncor Energy, Inc.	25,525	835

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Canada - 4.0% continued
Teck Resources Ltd., Class B	8,596	$172
TELUS Corp.	2,923	93
Toronto-Dominion Bank (The)	28,336	1,398

		10,456

Denmark - 0.8%
Chr Hansen Holding A/S	1,493	83
Coloplast A/S, Class B	1,796	121
Genmab A/S*	859	142
ISS A/S	2,525	85
Novo Nordisk A/S, Class B	29,260	1,051
Novozymes A/S, Class B	3,487	120
Pandora A/S	1,682	220
Tryg A/S	1,801	32
Vestas Wind Systems A/S	3,352	218

		2,072

Finland - 0.1%
Metso OYJ	1,732	49
Neste OYJ	2,046	79
Nokian Renkaat OYJ	1,824	68
Orion OYJ, Class B	1,643	73
Wartsila OYJ Abp	2,179	98

		367

France - 3.7%
Accor S.A.	2,677	100
Aeroports de Paris	445	48
Air Liquide S.A.	5,958	661
Atos S.E.	1,333	141
AXA S.A.	29,709	750
Bouygues S.A.	3,129	112
Bureau Veritas S.A.	3,897	75
Capgemini S.A.	2,475	209
Carrefour S.A.	8,861	213
Casino Guichard Perrachon S.A.	784	38
Christian Dior S.E.	824	173
Cie de Saint-Gobain	7,718	359
Cie Generale des Etablissements Michelin	2,811	313
CNP Assurances	2,496	46
Danone S.A.	9,052	573
Eiffage S.A.	868	60
Essilor International S.A.	3,203	362
Eurazeo S.A.	549	32
Gecina S.A.	622	86
ICADE	562	40
Imerys S.A.	582	44
JCDecaux S.A.	1,208	35
Kering	1,146	257
Lagardere S.C.A.	1,858	52
Legrand S.A.	4,039	229
L’Oreal S.A.	3,859	703
Natixis S.A.	14,202	80
Renault S.A.	2,914	259
Rexel S.A.	4,752	78
Schneider Electric S.E.	8,619	599
SES S.A.	5,507	121
Societe BIC S.A.	457	62
Suez	4,932	73
Technip S.A.	1,630	116
TOTAL S.A.	33,951	1,733
Unibail-Rodamco S.E.	1,501	358
Valeo S.A.	3,691	212
Vivendi S.A.	15,878	302
Wendel S.A.	449	54

		9,758

Germany - 2.9%
adidas A.G.	2,850	451
Allianz S.E. (Registered)	6,993	1,156
Axel Springer S.E.	716	35
Axis Capital Holdings Ltd.	1,447	95
BASF S.E.	14,051	1,311
Bayerische Motoren Werke A.G.	5,012	469
Beiersdorf A.G.	1,524	129
Brenntag A.G.	2,335	129
Deutsche Boerse A.G.*	3,182	259
Deutsche Post A.G. (Registered)	14,686	482
Fraport A.G. Frankfurt Airport Services Worldwide	690	41
GEA Group A.G.	2,765	111
HeidelbergCement A.G.	2,305	215
Henkel A.G. & Co. KGaA	1,572	163
MAN S.E.	537	53
Merck KGaA	1,955	204
METRO A.G.	2,796	93

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Germany - 2.9% continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,438	$461
OSRAM Licht A.G.	1,343	71
ProSiebenSat.1 Media S.E.	3,632	140
SAP S.E.	15,035	1,314
Telefonica Deutschland Holding A.G.	11,737	50
TUI A.G. - CDI	7,572	108

		7,540

Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	56,000	200
CLP Holdings Ltd.	24,806	227
Hang Lung Properties Ltd.	33,000	69
Hang Seng Bank Ltd.	11,578	215
Henderson Land Development Co. Ltd.	16,000	84
Hong Kong & China Gas Co. Ltd.	115,442	204
Hong Kong Exchanges & Clearing Ltd.	17,535	413
Hysan Development Co. Ltd.	10,000	41
Li & Fung Ltd.	90,000	39
MTR Corp. Ltd.	23,297	113
Swire Pacific Ltd., Class A	8,500	81
Swire Properties Ltd.	18,878	52
Yue Yuen Industrial Holdings Ltd.	10,500	38

		1,776

Ireland - 0.3%
CRH PLC	12,556	434
DCC PLC	1,347	100
Kerry Group PLC, Class A	2,396	171

		705

Israel - 0.0%
Bank Hapoalim B.M.	16,101	96

Italy - 0.5%
Assicurazioni Generali S.p.A.	17,698	263
Intesa Sanpaolo S.p.A.	192,276	491
Intesa Sanpaolo S.p.A. (RSP)	15,191	36
Snam S.p.A.	37,067	152
Tenaris S.A.	7,372	131
Terna Rete Elettrica Nazionale S.p.A.	22,782	104

		1,177

Japan - 8.5%
Aeon Co. Ltd.	9,900	140
AEON Financial Service Co. Ltd.	1,690	30
Aeon Mall Co. Ltd.	1,680	24
Aisin Seiki Co. Ltd.	2,900	125
Ajinomoto Co., Inc.	8,400	169
Alfresa Holdings Corp.	2,900	48
Amada Holdings Co. Ltd.	5,000	56
ANA Holdings, Inc.	17,000	46
Asahi Glass Co. Ltd.	15,000	102
Asahi Kasei Corp.	19,000	165
Asics Corp.	2,500	50
Astellas Pharma, Inc.	33,100	459
Benesse Holdings, Inc.	900	25
Casio Computer Co. Ltd.	3,500	49
Central Japan Railway Co.	2,200	361
Chugai Pharmaceutical Co. Ltd.	3,510	101
Dai Nippon Printing Co. Ltd.	8,000	79
Daicel Corp.	4,400	48
Daikin Industries Ltd.	3,600	330
Daiwa House Industry Co. Ltd.	8,600	235
Denso Corp.	7,300	315
Dentsu, Inc.	3,300	155
East Japan Railway Co.	5,000	431
Eisai Co. Ltd.	3,805	217
Fast Retailing Co. Ltd.	800	285
Fuji Heavy Industries Ltd.	9,308	379
FUJIFILM Holdings Corp.	6,600	250
Fujitsu Ltd.	28,000	155
Hino Motors Ltd.	4,200	43
Hitachi Chemical Co. Ltd.	1,517	38
Hitachi Construction Machinery Co. Ltd.	1,700	37
Hitachi High-Technologies Corp.	943	38
Hitachi Metals Ltd.	3,100	42
Honda Motor Co. Ltd.	25,000	728
Hulic Co. Ltd.	4,600	41
Inpex Corp.	14,400	144
Kajima Corp.	14,000	97
Kaneka Corp.	4,000	32
Kansai Paint Co. Ltd.	3,300	61
Kao Corp.	7,700	364
Kawasaki Heavy Industries Ltd.	22,000	69
KDDI Corp.	28,100	709
Keio Corp.	9,000	74
Keyence Corp.	700	480
Kikkoman Corp.	2,000	64

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Japan - 8.5% continued
Kobe Steel Ltd.*	4,955	$47
Komatsu Ltd.	14,000	316
Konica Minolta, Inc.	6,900	68
Kubota Corp.	16,000	228
Kuraray Co. Ltd.	5,400	81
Kurita Water Industries Ltd.	1,500	33
Kyocera Corp.	4,900	243
Kyowa Hakko Kirin Co. Ltd.	4,000	55
Lawson, Inc.	1,000	70
Marui Group Co.Ltd.	3,300	48
Mazda Motor Corp.	8,600	140
McDonald’s Holdings Co. Japan Ltd.	1,100	29
Miraca Holdings, Inc.	800	36
Mitsubishi Corp.	22,900	487
Mitsubishi Electric Corp.	29,800	414
Mitsubishi Estate Co. Ltd.	19,000	377
Mitsubishi Materials Corp.	1,700	52
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	41
Mitsui Chemicals, Inc.	14,000	63
Mitsui Fudosan Co. Ltd.	14,000	323
Mitsui OSK Lines Ltd.	16,000	44
Mizuho Financial Group, Inc.	369,473	661
Murata Manufacturing Co. Ltd.	2,915	388
Nabtesco Corp.	1,700	39
NEC Corp.	39,000	103
NGK Insulators Ltd.	4,000	77
NGK Spark Plug Co. Ltd.	2,900	64
Nikon Corp.	5,300	82
Nippon Prologis REIT, Inc.	22	45
Nippon Telegraph & Telephone Corp.	10,500	441
Nippon Yusen K.K.	25,000	46
Nissan Motor Co. Ltd.	37,300	374
Nissin Foods Holdings Co. Ltd.	900	47
Nitto Denko Corp.	2,500	191
Nomura Real Estate Holdings, Inc.	2,000	34
Nomura Research Institute Ltd.	2,092	64
NSK Ltd.	7,100	82
NTT DOCOMO, Inc.	21,000	478
Obayashi Corp.	9,800	93
Omron Corp.	3,000	115
Oriental Land Co. Ltd.	3,300	186
Osaka Gas Co. Ltd.	28,000	108
Panasonic Corp.	33,400	339
Resona Holdings, Inc.	33,300	171
Rinnai Corp.	500	40
Santen Pharmaceutical Co. Ltd.	5,600	68
Secom Co. Ltd.	3,200	234
Sekisui Chemical Co. Ltd.	6,400	102
Sekisui House Ltd.	9,100	151
Seven & i Holdings Co. Ltd.	11,400	434
Shimadzu Corp.	4,000	64
Shimizu Corp.	8,000	73
Shin-Etsu Chemical Co. Ltd.	5,900	455
Shionogi & Co. Ltd.	4,500	215
Shiseido Co. Ltd.	5,700	144
Showa Shell Sekiyu K.K.	2,800	26
Sompo Holdings, Inc.	5,300	179
Sony Corp.	19,400	539
Stanley Electric Co. Ltd.	2,333	64
Sumitomo Chemical Co. Ltd.	24,000	114
Sumitomo Corp.	18,000	211
Sumitomo Dainippon Pharma Co. Ltd.	2,435	42
Sumitomo Electric Industries Ltd.	11,400	164
Sumitomo Heavy Industries Ltd.	8,000	51
Sumitomo Metal Mining Co. Ltd.	8,000	103
Sumitomo Mitsui Financial Group, Inc.	20,600	781
Sumitomo Mitsui Trust Holdings, Inc.	5,000	178
Sumitomo Rubber Industries Ltd.	2,500	40
Suntory Beverage & Food Ltd.	2,100	87
Suzuken Co. Ltd.	1,238	40
Sysmex Corp.	2,342	135
T&D Holdings, Inc.	8,800	116
Takashimaya Co. Ltd.	5,000	41
Takeda Pharmaceutical Co. Ltd.	10,800	446
TDK Corp.	1,900	130
Teijin Ltd.	3,000	61
Toho Co. Ltd.	1,700	48
Toho Gas Co. Ltd.	6,000	49
Tokyo Electron Ltd.	2,400	226
Tokyo Gas Co. Ltd.	29,000	131
Tokyu Corp.	16,000	117
Tokyu Fudosan Holdings Corp.	8,400	49
Toppan Printing Co. Ltd.	8,000	76
Toray Industries, Inc.	22,000	178
TOTO Ltd.	2,200	87
Toyo Suisan Kaisha Ltd.	1,300	47

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Japan - 8.5% continued
Toyoda Gosei Co. Ltd.	1,100	$26
Toyota Industries Corp.	2,400	114
Toyota Tsusho Corp.	3,300	86
USS Co. Ltd.	3,500	56
Yakult Honsha Co. Ltd.	1,400	65
Yamada Denki Co. Ltd.	10,260	55
Yamaha Corp.	2,500	76
Yamaha Motor Co. Ltd.	4,200	92
Yaskawa Electric Corp.	3,700	57
Yokogawa Electric Corp.	3,700	53

		22,529

Netherlands - 1.4%
Aegon N.V.	27,706	152
Akzo Nobel N.V.	3,747	234
ASML Holding N.V.	5,647	633
Boskalis Westminster	1,336	46
Core Laboratories N.V.	689	83
EXOR N.V.	1,720	74
Gemalto N.V.	1,214	70
ING Groep N.V.	59,381	836
Koninklijke Ahold Delhaize N.V.	19,395	408
Koninklijke DSM N.V.	2,744	164
Koninklijke KPN N.V.	51,621	153
Koninklijke Philips N.V.	14,581	445
Koninklijke Vopak N.V.	1,087	51
NN Group N.V.	4,791	162
QIAGEN N.V.*	3,343	94
Wolters Kluwer N.V.	4,566	165

		3,770

New Zealand - 0.1%
Auckland International Airport Ltd.	14,328	62
Contact Energy Ltd.	11,067	36
Fletcher Building Ltd.	10,456	77
Mercury NZ Ltd.	9,087	19
Meridian Energy Ltd.	20,707	37
Ryman Healthcare Ltd.	5,543	31

		262

Norway - 0.4%
DNB ASA	14,821	220
Marine Harvest ASA*	5,779	104
Norsk Hydro ASA	20,380	97
Orkla ASA	12,321	112
Statoil ASA	17,403	317
Telenor ASA	11,365	170

		1,020

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)* (2)	29,034	—
EDP - Energias de Portugal S.A.	34,997	107
Galp Energia SGPS S.A.	7,877	117
Jeronimo Martins SGPS S.A.	3,984	62

		286

Singapore - 0.5%
Ascendas Real Estate Investment Trust	39,800	62
CapitaLand Commercial Trust	34,100	35
CapitaLand Ltd.	38,400	80
CapitaLand Mall Trust	39,600	51
City Developments Ltd.	6,500	37
DBS Group Holdings Ltd.	27,395	327
Global Logistic Properties Ltd.	38,000	58
Jardine Cycle & Carriage Ltd.	1,544	44
Keppel Corp. Ltd.	22,900	91
Singapore Airlines Ltd.	8,300	55
Singapore Press Holdings Ltd.	24,800	60
Singapore Telecommunications Ltd.	120,600	303
UOL Group Ltd.	7,900	32

		1,235

South Africa - 0.1%
Investec PLC	9,461	62
Mediclinic International PLC	5,503	52
Mondi PLC	5,574	114

		228

Spain - 1.1%
Amadeus IT Group S.A.	6,641	302
Banco Bilbao Vizcaya Argentaria S.A.	100,800	680
Banco de Sabadell S.A.	78,638	109
CaixaBank S.A.	51,875	171
Distribuidora Internacional de Alimentacion S.A.	9,673	48
Enagas S.A.	3,398	86
Ferrovial S.A.	7,508	134
Iberdrola S.A.	82,927	544

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Spain - 1.1% continued
Industria de Diseno Textil S.A.	16,731	$571
Red Electrica Corp. S.A.	6,440	121
Repsol S.A.	16,817	237

		3,003

Sweden - 1.7%
Alfa Laval AB	4,408	73
Assa Abloy AB, Class B	15,168	281
Atlas Copco AB, Class A	10,162	309
Atlas Copco AB, Class B	5,901	161
Autoliv, Inc.	1,313	148
Boliden AB	4,144	108
Electrolux AB, Class B	3,642	90
Hennes & Mauritz AB, Class B	14,371	399
Husqvarna AB, Class B	6,716	52
ICA Gruppen AB	1,241	38
Industrivarden AB, Class C	2,608	49
Kinnevik AB, Class B	3,669	88
Nordea Bank AB	46,630	518
Sandvik AB	16,125	199
Skandinaviska Enskilda Banken AB, Class A	22,980	241
Skanska AB, Class B	5,139	121
SKF AB, Class B	6,421	118
Svenska Cellulosa AB S.C.A., Class B	9,183	259
Svenska Handelsbanken AB, Class A	23,584	328
Swedbank AB, Class A	13,705	331
Telefonaktiebolaget LM Ericsson, Class B	46,490	271
Telia Co. AB	39,292	158
Volvo AB, Class B	23,329	272

		4,612

Switzerland - 3.9%
ABB Ltd. (Registered)*	28,860	607
Actelion Ltd. (Registered)*	1,493	323
Adecco Group A.G. (Registered)	2,506	164
Aryzta A.G.*	1,307	57
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	15	78
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	121
Chubb Ltd.	7,112	940
Coca-Cola HBC A.G. - CDI*	2,760	60
Garmin Ltd.	1,700	82
Givaudan S.A. (Registered)	140	256
Kuehne + Nagel International A.G. (Registered)	816	108
LafargeHolcim Ltd. (Registered)*	4,476	235
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	127
Lonza Group A.G. (Registered)*	800	138
Novartis A.G. (Registered)	34,136	2,483
Roche Holding A.G. (Genusschein)	10,740	2,447
SGS S.A. (Registered)	83	169
Swiss Re A.G.	4,973	471
Swisscom A.G. (Registered)	392	175
TE Connectivity Ltd.	5,400	374
Weatherford International PLC*	14,997	75
Wolseley PLC	3,825	234
Zurich Insurance Group A.G.*	2,307	634

		10,358

United Kingdom - 6.0%
3i Group PLC	14,750	128
Aberdeen Asset Management PLC	14,460	46
Aon PLC	4,100	457
Associated British Foods PLC	5,403	183
Aviva PLC	61,505	367
Barratt Developments PLC	15,220	87
Berkeley Group Holdings PLC	1,971	68
British Land (The) Co. PLC	14,619	113
BT Group PLC	129,386	586
Bunzl PLC	5,031	130
Burberry Group PLC	6,754	124
Capita PLC	9,898	65
CNH Industrial N.V.	15,391	134
Coca-Cola European Partners PLC	3,245	102
Croda International PLC	1,952	77
Delphi Automotive PLC	4,133	278
easyJet PLC	2,585	32
GlaxoSmithKline PLC	74,567	1,424
Hammerson PLC	11,614	82
IHS Markit Ltd.*	5,406	191
InterContinental Hotels Group PLC	2,848	127
Intertek Group PLC	2,450	105
Intu Properties PLC	15,064	52
ITV PLC	54,136	137
J Sainsbury PLC	23,524	72

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
United Kingdom - 6.0% continued
Johnson Matthey PLC	2,937	$115
Kingfisher PLC	34,474	148
Land Securities Group PLC	11,994	158
Legal & General Group PLC	90,190	275
Liberty Global PLC, Class A*	3,886	119
Liberty Global PLC, Series C*	9,510	282
London Stock Exchange Group PLC	4,758	171
Marks & Spencer Group PLC	24,042	104
Meggitt PLC	11,622	66
Merlin Entertainments PLC(3)	11,222	62
Michael Kors Holdings Ltd.*	2,636	113
National Grid PLC	57,690	675
Next PLC	2,131	130
Old Mutual PLC	74,745	190
Pearson PLC	12,190	122
Pentair PLC	2,569	144
Petrofac Ltd.	4,103	44
Prudential PLC	39,501	788
Reckitt Benckiser Group PLC	9,684	819
RELX N.V.	15,053	253
RELX PLC	6,480	115
RELX PLC (London Exchange)	10,107	180
RSA Insurance Group PLC	16,057	116
Schroders PLC	2,082	77
Segro PLC	11,787	67
Sky PLC	16,025	195
SSE PLC	15,273	292
Standard Chartered PLC*	49,741	407
Standard Life PLC	29,974	137
Tate & Lyle PLC	7,134	62
Taylor Wimpey PLC	48,160	90
Tesco PLC*	123,910	315
Travis Perkins PLC	3,934	70
Unilever N.V. - CVA	24,933	1,025
Unilever PLC	19,658	795
United Utilities Group PLC	10,121	112
Vodafone Group PLC	407,233	1,002
Whitbread PLC	2,743	128
Willis Towers Watson PLC	1,993	244
Wm Morrison Supermarkets PLC	32,586	93
WPP PLC	19,703	440

		15,907

United States - 57.8%
3M Co.	9,229	1,648
A.O. Smith Corp.	2,200	104
Accenture PLC, Class A	9,547	1,118
Acuity Brands, Inc.	700	162
Advance Auto Parts, Inc.	1,100	186
AES Corp.	10,000	116
Aflac, Inc.	6,226	433
AGCO Corp.	1,036	60
Agilent Technologies, Inc.	4,916	224
Air Products & Chemicals, Inc.	3,150	453
Albemarle Corp.	1,700	146
Alexandria Real Estate Equities, Inc.	1,200	133
Alexion Pharmaceuticals, Inc.*	3,389	415
Alliant Energy Corp.	3,404	129
Allstate (The) Corp.	5,700	422
Ally Financial, Inc.	6,600	126
Alphabet, Inc., Class C*	4,728	3,649
AMERCO	100	37
American Express Co.	11,968	887
American International Group, Inc.	16,400	1,071
American Tower Corp.	6,528	690
American Water Works Co., Inc.	2,705	196
Ameriprise Financial, Inc.	2,426	269
AmerisourceBergen Corp.	2,894	226
AMETEK, Inc.	3,502	170
Amgen, Inc.	11,425	1,670
Analog Devices, Inc.	4,634	337
Annaly Capital Management, Inc.	15,565	155
ANSYS, Inc.*	1,305	121
Antero Resources Corp.*	2,315	55
Anthem, Inc.	4,000	575
Apache Corp.	5,756	365
Applied Materials, Inc.	16,553	534
Aramark	3,500	125
Arch Capital Group Ltd.*	1,900	164
Arthur J. Gallagher & Co.	2,700	140
Assurant, Inc.	900	84
Autodesk, Inc.*	3,015	223
Automatic Data Processing, Inc.	7,000	719
AutoNation, Inc.*	1,100	54
AutoZone, Inc.*	405	320
AvalonBay Communities, Inc.	2,169	384
Avery Dennison Corp.	1,338	94

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
United States - 57.8% continued
Axalta Coating Systems Ltd.*	3,500	$95
B/E Aerospace, Inc.	1,500	90
Baker Hughes, Inc.	6,213	404
Ball Corp.	2,502	188
Bank of New York Mellon (The) Corp.	16,398	777
BB&T Corp.	12,462	586
Becton Dickinson and Co.	3,322	550
Bed Bath & Beyond, Inc.	2,350	96
Best Buy Co., Inc.	4,473	191
Biogen, Inc.*	3,331	945
BioMarin Pharmaceutical, Inc.*	2,556	212
BlackRock, Inc.	1,852	705
BorgWarner, Inc.	3,244	128
Boston Properties, Inc.	2,380	299
Bristol-Myers Squibb Co.	25,557	1,494
Brixmor Property Group, Inc.	4,600	112
Bunge Ltd.	2,135	154
C.H. Robinson Worldwide, Inc.	2,170	159
CA, Inc.	4,728	150
Camden Property Trust	1,300	109
Campbell Soup Co.	3,037	184
Cardinal Health, Inc.	4,845	349
CarMax, Inc.*	2,909	187
Caterpillar, Inc.	8,967	832
CBRE Group, Inc., Class A*	4,526	143
Celanese Corp., Series A	2,233	176
Celgene Corp.*	11,900	1,377
Centene Corp.*	2,600	147
CenterPoint Energy, Inc.	6,213	153
CenturyLink, Inc.	8,259	196
Charles Schwab (The) Corp.	18,241	720
Charter Communications, Inc., Class A*	3,283	945
Cheniere Energy, Inc.*	3,031	126
Cigna Corp.	3,978	531
Cimarex Energy Co.	1,506	205
Cisco Systems, Inc.	76,869	2,323
CIT Group, Inc.	3,100	132
Citizens Financial Group, Inc.	8,000	285
Citrix Systems, Inc.*	2,400	214
Clorox (The) Co.	2,010	241
CME Group, Inc.	5,172	597
CMS Energy Corp.	4,249	177
Coach, Inc.	4,200	147
Coca-Cola (The) Co.	62,700	2,600
Cognizant Technology Solutions Corp., Class A*	9,355	524
Colgate-Palmolive Co.	13,012	852
Comerica, Inc.	2,652	181
Concho Resources, Inc.*	2,212	293
ConocoPhillips	18,900	948
Consolidated Edison, Inc.	4,652	343
Continental Resources, Inc.*	1,514	78
Corning, Inc.	15,962	387
Crown Castle International Corp.	5,154	447
CSX Corp.	14,527	522
Cummins, Inc.	2,417	330
Danaher Corp.	9,543	743
Darden Restaurants, Inc.	1,851	135
Deere & Co.	4,107	423
Delta Air Lines, Inc.	2,800	138
DENTSPLY SIRONA, Inc.	3,566	206
Devon Energy Corp.	7,136	326
Dick’s Sporting Goods, Inc.	1,400	74
Digital Realty Trust, Inc.	2,428	239
Discover Financial Services	6,261	451
Discovery Communications, Inc., Class A*	2,392	66
Discovery Communications, Inc., Class C*	3,290	88
Dollar General Corp.	4,300	319
Dominion Resources, Inc.	9,600	735
Dover Corp.	2,312	173
Dr. Pepper Snapple Group, Inc.	2,862	259
Duke Realty Corp.	5,253	140
Dun & Bradstreet (The) Corp.	523	63
E*TRADE Financial Corp.*	4,200	146
Eastman Chemical Co.	2,220	167
Eaton Corp. PLC	7,021	471
Eaton Vance Corp.	1,800	75
Ecolab, Inc.	4,055	475
Edison International	5,000	360
Edwards Lifesciences Corp.*	3,234	303
Envision Healthcare Corp.*	1,802	114
EOG Resources, Inc.	8,763	886
EQT Corp.	2,648	173
Equinix, Inc.	1,101	394
Equity Residential	5,518	355

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
United States - 57.8% continued
Essex Property Trust, Inc.	1,000	$233
Estee Lauder (The) Cos., Inc., Class A	3,319	254
Eversource Energy	4,772	264
Expeditors International of Washington, Inc.	2,788	148
Fastenal Co.	4,415	207
Federal Realty Investment Trust	1,150	163
Fifth Third Bancorp	11,700	316
First Republic Bank	2,300	212
Flex Ltd.*	8,518	122
Flowserve Corp.	2,000	96
FMC Technologies, Inc.*	3,524	125
Foot Locker, Inc.	2,100	149
Ford Motor Co.	56,761	689
Fortune Brands Home & Security, Inc.	2,400	128
Franklin Resources, Inc.	5,753	228
Frontier Communications Corp.	17,400	59
Gap (The), Inc.	3,587	80
General Mills, Inc.	9,220	570
Gilead Sciences, Inc.	20,170	1,444
Hanesbrands, Inc.	5,700	123
Harley-Davidson, Inc.	2,701	158
Harman International Industries, Inc.	1,100	122
Hartford Financial Services Group (The), Inc.	5,986	285
Hasbro, Inc.	1,700	132
HCP, Inc.	7,110	211
Henry Schein, Inc.*	1,287	195
Hess Corp.	4,349	271
Hewlett Packard Enterprise Co.	25,500	590
Hilton Worldwide Holdings, Inc.*	9,100	248
Hologic, Inc.*	3,841	154
Hormel Foods Corp.	4,450	155
Host Hotels & Resorts, Inc.	11,344	214
HP, Inc.	26,287	390
Humana, Inc.	2,240	457
Illinois Tool Works, Inc.	4,927	603
Ingersoll-Rand PLC	3,975	298
Intel Corp.	72,185	2,618
Intercontinental Exchange, Inc.	9,165	517
International Business Machines Corp.	13,865	2,301
International Flavors & Fragrances, Inc.	1,250	147
International Paper Co.	5,950	316
Intuit, Inc.	3,680	422
Invesco Ltd.	6,373	193
Iron Mountain, Inc.	3,736	121
Johnson & Johnson	41,750	4,810
Johnson Controls International PLC	14,293	589
Jones Lang LaSalle, Inc.	700	71
Kansas City Southern	1,600	136
Kellogg Co.	4,045	298
KeyCorp	16,443	300
Kimberly-Clark Corp.	5,548	633
Kimco Realty Corp.	6,400	161
Kinder Morgan, Inc.	29,100	603
Kohl’s Corp.	2,833	140
Kraft Heinz (The) Co.	9,289	811
Laboratory Corp. of America Holdings*	1,597	205
Lam Research Corp.	2,457	260
Level 3 Communications, Inc.*	4,769	269
Liberty Property Trust	2,200	87
LKQ Corp.	4,617	142
Loews Corp.	4,400	206
Lowe’s Cos., Inc.	13,505	960
LyondellBasell Industries N.V., Class A	5,347	459
M&T Bank Corp.	2,146	336
Macerich (The) Co.	1,807	128
ManpowerGroup, Inc.	1,083	96
Marathon Oil Corp.	12,821	222
Marathon Petroleum Corp.	8,040	405
Marriott International, Inc., Class A	5,063	419
Marsh & McLennan Cos., Inc.	7,960	538
Marvell Technology Group Ltd.	6,700	93
Masco Corp.	5,000	158
Mastercard, Inc., Class A	14,800	1,528
Mattel, Inc.	5,145	142
McCormick & Co., Inc. (Non Voting)	1,788	167
McDonald’s Corp.	12,999	1,582
Mead Johnson Nutrition Co.	2,764	196
MEDNAX, Inc.*	1,400	93
Merck & Co., Inc.	42,221	2,486
Mettler-Toledo International, Inc.*	446	187
Microchip Technology, Inc.	3,280	210
Microsoft Corp.	113,100	7,028
Mid-America Apartment Communities, Inc.	1,700	166
Mohawk Industries, Inc.*	1,003	200

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
United States - 57.8% continued
Mondelez International, Inc., Class A	23,846	$1,057
Mosaic (The) Co.	5,068	149
Motorola Solutions, Inc.	2,250	187
Nasdaq, Inc.	1,780	119
National Oilwell Varco, Inc.	5,753	215
Netflix, Inc.*	6,541	810
New York Community Bancorp, Inc.	7,436	118
Newell Brands, Inc.	6,532	292
NIKE, Inc., Class B	20,618	1,048
NiSource, Inc.	4,900	108
Noble Energy, Inc.	6,528	248
Nordstrom, Inc.	1,995	96
Norfolk Southern Corp.	4,450	481
Northern Trust Corp.(4)	3,447	307
Nucor Corp.	4,848	289
NVIDIA Corp.	8,216	877
Occidental Petroleum Corp.	11,641	829
ONEOK, Inc.	3,207	184
Oracle Corp.	47,264	1,817
PACCAR, Inc.	5,481	350
Parker-Hannifin Corp.	2,099	294
Patterson Cos., Inc.	1,345	55
People’s United Financial, Inc.	4,772	92
PepsiCo, Inc.	22,010	2,303
Phillips 66	7,156	618
Pinnacle West Capital Corp.	1,646	128
Pioneer Natural Resources Co.	2,588	466
PNC Financial Services Group (The), Inc.	7,524	880
Polaris Industries, Inc.	900	74
PPG Industries, Inc.	4,100	389
Praxair, Inc.	4,333	508
Principal Financial Group, Inc.	4,352	252
Procter & Gamble (The) Co.	39,037	3,282
Progressive (The) Corp.	8,850	314
Prologis, Inc.	8,122	429
Prudential Financial, Inc.	6,697	697
Public Service Enterprise Group, Inc.	7,665	336
PVH Corp.	1,275	115
Quest Diagnostics, Inc.	2,100	193
Quintiles IMS Holdings, Inc.*	2,200	167
Range Resources Corp.	2,800	96
Raymond James Financial, Inc.	1,904	132
Regency Centers Corp.	1,600	110
Regions Financial Corp.	19,400	279
Reinsurance Group of America, Inc.	1,000	126
RenaissanceRe Holdings Ltd.	645	88
ResMed, Inc.	2,081	129
Robert Half International, Inc.	2,000	98
Rockwell Automation, Inc.	1,983	267
Rockwell Collins, Inc.	1,978	183
Roper Technologies, Inc.	1,545	283
Ross Stores, Inc.	6,104	400
Royal Caribbean Cruises Ltd.	2,629	216
S&P Global, Inc.	4,000	430
salesforce.com, Inc.*	9,909	678
SBA Communications Corp., Class A*	1,900	196
Schlumberger Ltd.	21,204	1,780
Scripps Networks Interactive, Inc., Class A	1,233	88
Sealed Air Corp.	2,967	135
SEI Investments Co.	2,067	102
Sempra Energy	3,649	367
Sensata Technologies Holding N.V.*	2,600	101
Sherwin-Williams (The) Co.	1,243	334
Signature Bank*	800	120
Signet Jewelers Ltd.	1,100	104
Simon Property Group, Inc.	4,770	847
Skyworks Solutions, Inc.	2,900	217
SL Green Realty Corp.	1,500	161
Snap-on, Inc.	900	154
Southern (The) Co.	15,000	738
Southwest Airlines Co.	2,303	115
Southwestern Energy Co.*	7,208	78
Spectra Energy Corp.	10,676	439
Sprint Corp.*	12,033	101
Stanley Black & Decker, Inc.	2,300	264
Staples, Inc.	9,597	87
Starbucks Corp.	22,470	1,248
State Street Corp.	6,000	466
Symantec Corp.	9,218	220
T. Rowe Price Group, Inc.	3,743	282
TD Ameritrade Holding Corp.	4,013	175
Tesla Motors, Inc.*	1,954	418
Tesoro Corp.	1,848	162
Texas Instruments, Inc.	15,393	1,123
Thermo Fisher Scientific, Inc.	6,067	856
Tiffany & Co.	1,926	149

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
United States - 57.8% continued
Time Warner, Inc.	11,909	$1,150
Tractor Supply Co.	1,981	150
TransDigm Group, Inc.	800	199
Travelers (The) Cos., Inc.	4,404	539
Trimble, Inc.*	3,837	116
UDR, Inc.	4,025	147
Ulta Salon Cosmetics & Fragrance, Inc.*	898	229
Under Armour, Inc., Class A*	2,715	79
Under Armour, Inc., Class C*	2,819	71
Union Pacific Corp.	12,724	1,319
United Parcel Service, Inc., Class B	10,557	1,210
United Rentals, Inc.*	1,353	143
US Bancorp	26,116	1,342
Valero Energy Corp.	7,100	485
Varian Medical Systems, Inc.*	1,440	129
Ventas, Inc.	5,428	339
Verizon Communications, Inc.	62,283	3,325
Vertex Pharmaceuticals, Inc.*	3,759	277
VF Corp.	5,105	272
Vornado Realty Trust	2,575	269
Voya Financial, Inc.	3,100	122
W.W. Grainger, Inc.	867	201
WABCO Holdings, Inc.*	800	85
Walt Disney (The) Co.	23,300	2,428
Waste Management, Inc.	6,787	481
Waters Corp.*	1,294	174
WEC Energy Group, Inc.	4,822	283
Welltower, Inc.	5,429	363
Western Union (The) Co.	7,500	163
WestRock Co.	3,899	198
Weyerhaeuser Co.	11,338	341
Whirlpool Corp.	1,176	214
WhiteWave Foods (The) Co.*	2,700	150
Whole Foods Market, Inc.	4,771	147
Williams (The) Cos., Inc.	10,831	337
Workday, Inc., Class A*	1,830	121
Wyndham Worldwide Corp.	1,668	127
Xcel Energy, Inc.	7,748	315
Xerox Corp.	13,029	114
XL Group Ltd.	4,300	160
Xylem, Inc.	2,724	135
Yahoo!, Inc.*	13,845	535
Zoetis, Inc.	7,117	381

		152,950

Total Common Stocks (Cost $210,369)		259,498

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke A.G.	824	63
Henkel A.G. & Co. KGaA	2,696	322

		385

Total Preferred Stocks (Cost $244)		385

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	16,817	6

Total Rights (Cost $6)		6

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(5) (6)	1,483,209	1,483

Total Investment Companies (Cost $1,483)		1,483

Total Investments - 98.8% (Cost $212,102)		261,372

Other Assets less Liabilities - 1.2%		3,112

NET ASSETS - 100.0%		$264,484

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Investment in affiliate.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	British Pound	469	United States Dollar	582	3/15/17	$3
Goldman Sachs	United States Dollar	168	Canadian Dollar	225	3/15/17	(1)
Morgan Stanley	Australian Dollar	66	United States Dollar	48	3/15/17	—	*
Morgan Stanley	United States Dollar	24	Japanese Yen	2,751	3/15/17	—	*
Morgan Stanley	United States Dollar	200	Japanese Yen	23,280	3/15/17	—	*
Morgan Stanley	United States Dollar	96	Swedish Krona	896	3/15/17	3
Morgan Stanley	United States Dollar	98	Swiss Franc	100	3/15/17	1
Societe Generale	Euro	38	United States Dollar	40	3/15/17	—	*
Societe Generale	Euro	381	United States Dollar	400	3/15/17	(3)
Societe Generale	United States Dollar	300	British Pound	243	3/15/17	1
Toronto-Dominion Bank	Canadian Dollar	135	United States Dollar	100	3/15/17	(1)
Toronto-Dominion Bank	Japanese Yen	35,057	United States Dollar	300	3/15/17	(1)

Total						$2

*	Amount rounds to less than one thousand.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	25	$2,795	Long	3/17	$(4)
Euro Stoxx 50 (Euro)	21	688	Long	3/17	14
FTSE 100 Index (British Pound)	2	141	Long	3/17	4
S&P/TSX 60 Index (Canadian Dollar)	1	179	Long	3/17	(1)
SPI 200 Index (Australian Dollar)	2	282	Long	3/17	1
Topix Index (Japanese Yen)	2	30,360	Long	3/17	9

Total					$23

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	9.4
Energy	6.8
Financials	17.2
Health Care	12.9
Industrials	11.0
Information Technology	14.7
Materials	4.9
Real Estate	4.5
Telecommunication Services	3.3
Utilities	3.2

Total	100.0%

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	60.3%
Euro	11.0
JapaneseYen	8.7
British Pound	5.1
All other currencies less that 5%	14.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Canada	$10,456	$—	$—		$10,456
Denmark	250	1,822	—		2,072
Germany	95	7,445	—		7,540
Netherlands	83	3,687	—		3,770
Portugal	—	286	—	*	286
Sweden	148	4,464	—		4,612
Switzerland	1,471	8,887	—		10,358
United Kingdom	1,931	13,976	—		15,907
United States	152,950	—	—		152,950
All Other Countries(1)	—	51,547	—		51,547

Total Common Stocks	167,384	92,114	—	*	259,498

Preferred Stocks(1)	—	385	—		385
Rights(1)	—	6	—		6
Investment Companies	1,483	—	—		1,483

Total Investments	$168,867	$92,505	$—	*	$261,372

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$8	$—		$8
Futures Contracts	28	—	—		28
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6)	—		(6)
Futures Contracts	(5)	—	—		(5)

Total Other Financial Instruments	$23	$2	$—		$25

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Denmark	$250	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Common Stocks
Portugal	$—	*	$—	$—	*	$—	$—	$—	$—	$—	*	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the security included in the Balance as of 12/31/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/16 (000S)		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$—	*	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

*	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$215,756

Gross tax appreciation of investments	$54,461
Gross tax depreciation of investments	(8,845)

Net tax appreciation of investments	$45,616

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$5,302	$44,789	$48,608	$—	$—	$8	$1,483
Northern Trust Corp.	182	47	—	78	—	4	307

Total	$5,484	$44,836	$48,608	$78	$—	$12	$1,790

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2(1)
Australia - 7.4%
AGL Energy Ltd.	212,278	$3,377
Alumina Ltd.	817,997	1,076
Amcor Ltd.	358,236	3,859
AMP Ltd.	951,079	3,450
APA Group	355,971	2,199
Aristocrat Leisure Ltd.	174,706	1,949
ASX Ltd.	61,872	2,216
Aurizon Holdings Ltd.	632,518	2,302
AusNet Services	611,264	696
Australia & New Zealand Banking Group Ltd.	919,016	20,119
Bank of Queensland Ltd.	119,312	1,020
Bendigo & Adelaide Bank Ltd.	153,748	1,407
BGP Holdings PLC* (2)	1,085,479	—
BHP Billiton Ltd.	1,016,057	18,137
BHP Billiton PLC	662,901	10,481
Boral Ltd.	363,277	1,413
Brambles Ltd.	491,632	4,385
Caltex Australia Ltd.	78,864	1,732
Challenger Ltd.	173,005	1,399
CIMIC Group Ltd.	30,466	766
Coca-Cola Amatil Ltd.	176,211	1,285
Cochlear Ltd.	18,177	1,605
Commonwealth Bank of Australia	539,212	31,981
Computershare Ltd.	143,043	1,286
Crown Resorts Ltd.	122,944	1,025
CSL Ltd.	142,735	10,311
Dexus Property Group	309,065	2,151
Domino’s Pizza Enterprises Ltd.	20,738	966
DUET Group	791,754	1,565
Flight Centre Travel Group Ltd.	19,289	434
Fortescue Metals Group Ltd.	486,424	2,054
Goodman Group	574,141	2,962
GPT Group (The)	573,993	2,081
Harvey Norman Holdings Ltd.	169,434	628
Healthscope Ltd.	587,468	968
Incitec Pivot Ltd.	520,614	1,346
Insurance Australia Group Ltd.	783,319	3,376
LendLease Group	176,088	1,852
Macquarie Group Ltd.	97,162	6,125
Medibank Pvt Ltd.	894,895	1,820
Mirvac Group	1,179,294	1,810
National Australia Bank Ltd.	840,640	18,554
Newcrest Mining Ltd.	235,779	3,324
Oil Search Ltd.	421,593	2,177
Orica Ltd.	124,131	1,577
Origin Energy Ltd.	549,697	2,607
Qantas Airways Ltd.	152,328	365
QBE Insurance Group Ltd.	427,859	3,843
Ramsay Health Care Ltd.	44,184	2,178
REA Group Ltd.	17,515	696
Santos Ltd.	507,953	1,467
Scentre Group	1,686,656	5,661
SEEK Ltd.	110,723	1,186
Sonic Healthcare Ltd.	126,071	1,946
South32 Ltd.	683,909	1,348
South32 Ltd. (ASE Exchange)	1,032,138	2,037
Stockland	770,220	2,543
Suncorp Group Ltd.	397,880	3,870
Sydney Airport	350,299	1,509
Tabcorp Holdings Ltd.	278,131	965
Tatts Group Ltd.	463,656	1,497
Telstra Corp. Ltd.	1,354,295	4,977
TPG Telecom Ltd.	114,160	560
Transurban Group	639,688	4,764
Treasury Wine Estates Ltd.	229,286	1,764
Vicinity Centres	1,036,912	2,243
Vocus Communications Ltd.	169,133	471
Wesfarmers Ltd.	352,471	10,701
Westfield Corp.	616,761	4,186
Westpac Banking Corp.	1,051,342	24,629
Woodside Petroleum Ltd.	237,842	5,338
Woolworths Ltd.	405,854	7,042

		285,639

Austria - 0.2%
ANDRITZ A.G.	21,590	1,084
Erste Group Bank A.G.*	96,525	2,826
Immoeast A.G.* (2)	62,543	—
OMV A.G.	46,732	1,646
Raiffeisen Bank International A.G.*	41,033	751
voestalpine A.G.	34,460	1,353

		7,660

Belgium - 1.2%
Ageas	61,236	2,423
Anheuser-Busch InBev S.A./N.V.	239,462	25,289
Colruyt S.A.	20,074	993
Groupe Bruxelles Lambert S.A.	25,770	2,162

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Belgium - 1.2% continued
KBC Group N.V.	78,050	$4,831
Proximus SADP	45,991	1,324
Solvay S.A., Class A	23,339	2,732
Telenet Group Holding N.V.*	16,909	938
UCB S.A.	39,339	2,518
Umicore S.A.	30,267	1,723

		44,933

Chile - 0.0%
Antofagasta PLC	131,367	1,082

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	664,766	372

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	1,234	1,858
AP Moller - Maersk A/S, Class B	2,100	3,341
Carlsberg A/S, Class B	34,323	2,962
Chr Hansen Holding A/S	31,439	1,739
Coloplast A/S, Class B	37,349	2,513
Danske Bank A/S	218,812	6,637
DONG Energy A/S* (3)	27,947	1,058
DSV A/S	59,268	2,637
Genmab A/S*	18,359	3,043
ISS A/S	53,187	1,792
Novo Nordisk A/S, Class B	600,654	21,575
Novozymes A/S, Class B	71,774	2,470
Pandora A/S	35,166	4,593
TDC A/S*	244,737	1,257
Tryg A/S	35,998	651
Vestas Wind Systems A/S	68,791	4,471
William Demant Holding A/S*	40,897	711

		63,308

Finland - 1.0%
Elisa OYJ	45,970	1,494
Fortum OYJ	141,907	2,172
Kone OYJ, Class B	105,756	4,738
Metso OYJ	37,107	1,056
Neste OYJ	40,673	1,561
Nokia OYJ	105,543	506
Nokia OYJ (Helsinki Exchange)	1,723,048	8,287
Nokian Renkaat OYJ	35,730	1,332
Orion OYJ, Class B	31,855	1,418
Sampo OYJ, Class A	140,704	6,292
Stora Enso OYJ (Registered)	175,256	1,878
UPM-Kymmene OYJ	166,128	4,071
Wartsila OYJ Abp	45,648	2,050

		36,855

France - 9.9%
Accor S.A.	53,647	2,000
Aeroports de Paris	10,008	1,072
Air Liquide S.A.	121,952	13,538
Airbus Group S.E.	181,658	11,989
Alstom S.A.*	45,301	1,247
Arkema S.A.	21,694	2,119
Atos S.E.	28,575	3,014
AXA S.A.	611,529	15,431
BNP Paribas S.A.	334,738	21,323
Bollore S.A.	294,346	1,037
Bollore S.A. (Euronext Paris Exchange)*	1,982	7
Bouygues S.A.	62,434	2,235
Bureau Veritas S.A.	84,215	1,632
Capgemini S.A.	50,768	4,282
Carrefour S.A.	175,966	4,233
Casino Guichard Perrachon S.A.	19,048	914
Christian Dior S.E.	17,541	3,675
Cie de Saint-Gobain	155,907	7,260
Cie Generale des Etablissements Michelin	56,835	6,322
CNP Assurances	55,080	1,020
Credit Agricole S.A.	346,887	4,301
Danone S.A.	184,984	11,709
Dassault Aviation S.A.	638	712
Dassault Systemes S.E.	41,338	3,149
Edenred	60,894	1,207
Eiffage S.A.	19,509	1,360
Electricite de France S.A.	88,318	897
Engie S.A.	454,611	5,792
Essilor International S.A.	64,700	7,309
Eurazeo S.A.	13,439	786
Eurofins Scientific S.E.	3,292	1,402
Eutelsat Communications S.A.	53,854	1,043
Fonciere Des Regions	11,296	985
Gecina S.A.	13,389	1,851
Groupe Eurotunnel S.E. (Registered)	147,831	1,403
Hermes International	8,488	3,481

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
France - 9.9% continued
ICADE	12,464	$889
Iliad S.A.	8,384	1,610
Imerys S.A.	11,926	904
Ingenico Group S.A.	17,474	1,395
JCDecaux S.A.	25,793	757
Kering	23,517	5,272
Klepierre	70,529	2,770
Lagardere S.C.A.	39,512	1,098
Legrand S.A.	82,624	4,679
L’Oreal S.A.	79,037	14,408
LVMH Moet Hennessy Louis Vuitton S.E.	88,106	16,800
Natixis S.A.	299,296	1,688
Orange S.A.	624,352	9,475
Pernod Ricard S.A.	67,573	7,320
Peugeot S.A.*	153,018	2,495
Publicis Groupe S.A.	60,238	4,156
Remy Cointreau S.A.	6,873	586
Renault S.A.	61,063	5,430
Rexel S.A.	95,877	1,575
Safran S.A.	99,527	7,166
Sanofi	364,732	29,498
Schneider Electric S.E.	4,873	336
Schneider Electric S.E. (Euronext Paris Exchange)	171,341	11,906
SCOR S.E.	53,429	1,846
SEB S.A.	7,613	1,032
SES S.A.	114,879	2,530
SFR Group S.A.*	29,559	833
Societe BIC S.A.	8,906	1,211
Societe Generale S.A.	240,495	11,806
Sodexo S.A.	29,162	3,351
Suez	103,458	1,526
Technip S.A.	33,821	2,400
Thales S.A.	33,614	3,257
TOTAL S.A.	698,135	35,638
Unibail-Rodamco S.E.	31,604	7,534
Valeo S.A.	76,327	4,386
Veolia Environnement S.A.	153,410	2,608
Vinci S.A.	158,580	10,786
Vivendi S.A.	328,377	6,238
Wendel S.A.	9,230	1,111
Zodiac Aerospace	63,299	1,453

		383,496

Germany - 8.7%
adidas A.G.	59,043	9,331
Allianz S.E. (Registered)	143,729	23,759
Axel Springer S.E.	14,229	690
BASF S.E.	288,924	26,945
Bayer A.G. (Registered)	260,137	27,139
Bayerische Motoren Werke A.G.	103,865	9,724
Beiersdorf A.G.	31,796	2,698
Brenntag A.G.	48,714	2,700
Commerzbank A.G.	335,794	2,561
Continental A.G.	34,438	6,704
Covestro A.G.(3)	22,460	1,545
Daimler A.G. (Registered)	302,796	22,472
Deutsche Bank A.G. (Registered)*	432,293	7,823
Deutsche Boerse A.G.*	65,701	5,353
Deutsche Lufthansa A.G. (Registered)	76,305	986
Deutsche Post A.G. (Registered)	304,375	9,995
Deutsche Telekom A.G. (Registered)	1,034,849	17,778
Deutsche Wohnen A.G. (Bearer)	104,948	3,291
E.ON S.E.	623,290	4,347
Evonik Industries A.G.	51,721	1,540
Fraport A.G. Frankfurt Airport Services Worldwide	12,853	759
Fresenius Medical Care A.G. & Co. KGaA	68,228	5,785
Fresenius S.E. & Co. KGaA	128,550	10,042
GEA Group A.G.	57,434	2,302
Hannover Rueck S.E.	18,366	1,988
HeidelbergCement A.G.	46,331	4,323
Henkel A.G. & Co. KGaA	32,325	3,358
HOCHTIEF A.G.	6,969	975
HUGO BOSS A.G.	20,745	1,280
Infineon Technologies A.G.	354,676	6,147
Innogy S.E.* (3)	43,239	1,503
K+S A.G. (Registered)	60,542	1,447
LANXESS A.G.	29,161	1,911
Linde A.G.	58,261	9,553
MAN S.E.	10,673	1,060
Merck KGaA	40,216	4,197
METRO A.G.	54,854	1,820
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	50,515	9,554
OSRAM Licht A.G.	28,153	1,478
ProSiebenSat.1 Media S.E.	74,735	2,889

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Germany - 8.7% continued
RTL Group S.A.	12,999	$953
RWE A.G.*	153,288	1,906
SAP S.E.	309,160	27,019
Siemens A.G. (Registered)	240,680	29,585
Symrise A.G.	38,798	2,360
Telefonica Deutschland Holding A.G.	248,034	1,060
thyssenkrupp A.G.	118,055	2,813
TUI A.G. - CDI	82,086	1,149
TUI A.G. - CDI (London Exchange)	73,231	1,046
United Internet A.G. (Registered)	38,943	1,516
Volkswagen A.G.	10,453	1,501
Vonovia S.E.	145,382	4,736
Zalando S.E.* (3)	28,358	1,083

		336,479

Hong Kong - 3.2%
AIA Group Ltd.	3,787,286	21,195
ASM Pacific Technology Ltd.	43,000	455
Bank of East Asia (The) Ltd.	368,514	1,406
BOC Hong Kong Holdings Ltd.	1,150,108	4,118
Cathay Pacific Airways Ltd.	404,506	532
Cheung Kong Infrastructure Holdings Ltd.	215,353	1,713
Cheung Kong Property Holdings Ltd.	786,638	4,770
CK Hutchison Holdings Ltd.	854,638	9,648
CLP Holdings Ltd.	513,514	4,692
First Pacific Co. Ltd.	749,539	524
Galaxy Entertainment Group Ltd.	754,148	3,244
Hang Lung Group Ltd.	290,000	1,008
Hang Lung Properties Ltd.	712,501	1,492
Hang Seng Bank Ltd.	237,879	4,409
Henderson Land Development Co. Ltd.	354,156	1,870
HK Electric Investments & HK Electric Investments Ltd.(3)	883,727	729
HKT Trust & HKT Ltd.	896,220	1,097
Hong Kong & China Gas Co. Ltd.	2,372,272	4,193
Hong Kong Exchanges & Clearing Ltd.	364,952	8,588
Hongkong Land Holdings Ltd.	355,400	2,243
Hysan Development Co. Ltd.	212,501	876
Jardine Matheson Holdings Ltd.	77,400	4,270
Kerry Properties Ltd.	212,203	572
Li & Fung Ltd.	1,969,218	861
Link REIT	698,271	4,509
Melco Crown Entertainment Ltd. ADR	63,300	1,006
MGM China Holdings Ltd.	330,516	682
MTR Corp. Ltd.	470,837	2,276
New World Development Co. Ltd.	1,794,669	1,881
NWS Holdings Ltd.	514,854	837
PCCW Ltd.	1,401,926	755
Power Assets Holdings Ltd.	430,317	3,791
Sands China Ltd.	777,899	3,346
Shangri-La Asia Ltd.	432,574	456
Sino Land Co. Ltd.	939,906	1,391
SJM Holdings Ltd.	687,572	537
Sun Hung Kai Properties Ltd.	461,258	5,775
Swire Pacific Ltd., Class A	176,551	1,685
Swire Properties Ltd.	393,787	1,079
Techtronic Industries Co. Ltd.	451,333	1,617
WH Group Ltd.(3)	2,570,213	2,069
Wharf Holdings (The) Ltd.	428,766	2,818
Wheelock & Co. Ltd.	248,021	1,392
Wynn Macau Ltd.	513,746	813
Yue Yuen Industrial Holdings Ltd.	249,210	902

		124,122

Ireland - 0.8%
AerCap Holdings N.V.*	50,200	2,089
Bank of Ireland*	8,882,186	2,184
CRH PLC	30,814	1,070
CRH PLC (Dublin Exchange)	228,772	7,907
DCC PLC	27,436	2,034
Experian PLC	304,463	5,893
Irish Bank Resolution Corp. Ltd.*(2)	99,788	—
James Hardie Industries PLC - CDI	135,708	2,149
Kerry Group PLC, Class A	50,947	3,643
Paddy Power Betfair PLC	25,521	2,727
Ryanair Holdings PLC*	3,071	47
Ryanair Holdings PLC ADR*	5,723	476

		30,219

Israel - 0.7%
Azrieli Group Ltd.	14,093	610
Bank Hapoalim B.M.	339,908	2,018
Bank Leumi Le-Israel B.M.*	441,145	1,813
Bezeq The Israeli Telecommunication Corp. Ltd.	639,099	1,214
Check Point Software Technologies Ltd.*	41,400	3,497
Elbit Systems Ltd.	7,501	757

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Israel - 0.7% continued
Frutarom Industries Ltd.	12,600	$643
Israel Chemicals Ltd.	177,677	726
Mizrahi Tefahot Bank Ltd.	47,878	699
Mobileye N.V.*	54,200	2,066
Nice Ltd.	18,984	1,302
Taro Pharmaceutical Industries Ltd.*	5,000	526
Teva Pharmaceutical Industries Ltd. ADR	285,995	10,367

		26,238

Italy - 1.9%
Assicurazioni Generali S.p.A.	367,557	5,459
Atlantia S.p.A.	130,312	3,049
Enel S.p.A.	2,391,057	10,522
Eni S.p.A.	798,501	12,946
Ferrari N.V.	12,434	723
Ferrari N.V. (New York Exchange)	26,244	1,526
Intesa Sanpaolo S.p.A.	3,978,487	10,156
Intesa Sanpaolo S.p.A. (RSP)	325,825	766
Leonardo-Finmeccanica S.p.A.*	128,809	1,806
Luxottica Group S.p.A.	54,341	2,927
Mediobanca S.p.A.	140,944	1,150
Poste Italiane S.p.A.(3)	157,198	1,043
Prysmian S.p.A.	61,877	1,588
Saipem S.p.A.*	2,046,612	1,145
Snam S.p.A.	786,821	3,237
Telecom Italia S.p.A.*	3,243,686	2,856
Telecom Italia S.p.A. (RSP)*	1,868,557	1,351
Tenaris S.A.	148,657	2,650
Terna Rete Elettrica Nazionale S.p.A.	465,466	2,129
UniCredit S.p.A.	1,647,491	4,736
UnipolSai S.p.A.	388,475	829

		72,594

Japan - 23.8%
ABC-Mart, Inc.	11,000	622
Acom Co. Ltd.*	139,300	608
Aeon Co. Ltd.	205,900	2,913
AEON Financial Service Co. Ltd.	38,800	686
Aeon Mall Co. Ltd.	39,780	558
Air Water, Inc.	42,169	759
Aisin Seiki Co. Ltd.	60,100	2,601
Ajinomoto Co., Inc.	172,400	3,467
Alfresa Holdings Corp.	64,000	1,055
Alps Electric Co. Ltd.	54,700	1,317
Amada Holdings Co. Ltd.	101,900	1,135
ANA Holdings, Inc.	345,000	928
Aozora Bank Ltd.	357,000	1,263
Asahi Glass Co. Ltd.	305,000	2,072
Asahi Group Holdings Ltd.	123,300	3,888
Asahi Kasei Corp.	402,000	3,500
Asics Corp.	53,500	1,066
Astellas Pharma, Inc.	681,900	9,452
Bandai Namco Holdings, Inc.	64,800	1,784
Bank of Kyoto (The) Ltd.	100,971	748
Benesse Holdings, Inc.	23,100	636
Bridgestone Corp.	203,700	7,327
Brother Industries Ltd.	77,100	1,386
Calbee, Inc.	27,000	845
Canon, Inc.	338,100	9,468
Casio Computer Co. Ltd.	77,100	1,087
Central Japan Railway Co.	45,100	7,407
Chiba Bank (The) Ltd.	212,000	1,296
Chubu Electric Power Co., Inc.	203,100	2,833
Chugai Pharmaceutical Co. Ltd.	67,555	1,935
Chugoku Bank (The) Ltd.	54,800	784
Chugoku Electric Power (The) Co., Inc.	81,100	950
Concordia Financial Group Ltd.	350,200	1,679
Credit Saison Co. Ltd.	47,600	847
CYBERDYNE, Inc.*	35,100	495
Dai Nippon Printing Co. Ltd.	164,000	1,617
Daicel Corp.	92,200	1,012
Dai-ichi Life Holdings, Inc.	332,600	5,511
Daiichi Sankyo Co. Ltd.	191,000	3,901
Daikin Industries Ltd.	72,600	6,649
Daito Trust Construction Co. Ltd.	22,300	3,349
Daiwa House Industry Co. Ltd.	174,100	4,749
Daiwa House REIT Investment Corp.	430	1,087
Daiwa Securities Group, Inc.	518,000	3,182
DeNA Co. Ltd.	35,300	769
Denso Corp.	148,800	6,428
Dentsu, Inc.	68,518	3,227
Don Quijote Holdings Co. Ltd.	35,800	1,322
East Japan Railway Co.	104,712	9,033
Eisai Co. Ltd.	80,100	4,579
Electric Power Development Co. Ltd.	48,200	1,108
FamilyMart UNY Holdings Co. Ltd.	25,400	1,687
FANUC Corp.	61,500	10,400
Fast Retailing Co. Ltd.	16,400	5,851

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Japan - 23.8% continued
Fuji Electric Co. Ltd.	179,000	$926
Fuji Heavy Industries Ltd.	192,900	7,846
FUJIFILM Holdings Corp.	139,300	5,278
Fujitsu Ltd.	592,000	3,279
Fukuoka Financial Group, Inc.	259,000	1,147
Hachijuni Bank (The) Ltd.	142,395	823
Hakuhodo DY Holdings, Inc.	71,500	879
Hamamatsu Photonics K.K.	41,470	1,088
Hankyu Hanshin Holdings, Inc.	72,500	2,322
Hikari Tsushin, Inc.	7,100	661
Hino Motors Ltd.	85,200	865
Hirose Electric Co. Ltd.	9,760	1,207
Hiroshima Bank (The) Ltd.	174,000	810
Hisamitsu Pharmaceutical Co., Inc.	20,900	1,043
Hitachi Chemical Co. Ltd.	29,400	734
Hitachi Construction Machinery Co. Ltd.	33,700	728
Hitachi High-Technologies Corp.	22,800	918
Hitachi Ltd.	1,516,000	8,168
Hitachi Metals Ltd.	70,700	955
Hokuriku Electric Power Co.	58,600	656
Honda Motor Co. Ltd.	509,900	14,845
Hoshizaki Corp.	15,200	1,202
Hoya Corp.	122,300	5,126
Hulic Co. Ltd.	100,000	887
Idemitsu Kosan Co. Ltd.	30,500	808
IHI Corp.*	450,000	1,167
Iida Group Holdings Co. Ltd.	49,264	933
Inpex Corp.	301,000	3,005
Isetan Mitsukoshi Holdings Ltd.	96,660	1,039
Isuzu Motors Ltd.	180,200	2,275
ITOCHU Corp.	462,900	6,136
J Front Retailing Co. Ltd.	78,600	1,056
Japan Airlines Co. Ltd.	36,200	1,056
Japan Airport Terminal Co. Ltd.	16,200	585
Japan Exchange Group, Inc.	163,600	2,343
Japan Post Bank Co. Ltd.	131,000	1,569
Japan Post Holdings Co. Ltd.	146,400	1,824
Japan Prime Realty Investment Corp.	280	1,103
Japan Real Estate Investment Corp.	396	2,160
Japan Retail Fund Investment Corp.	830	1,681
Japan Tobacco, Inc.	343,000	11,269
JFE Holdings, Inc.	164,100	2,490
JGC Corp.	69,300	1,255
JSR Corp.	64,300	1,012
JTEKT Corp.	74,700	1,191
JX Holdings, Inc.	669,997	2,825
Kajima Corp.	292,000	2,016
Kakaku.com, Inc.	48,300	799
Kamigumi Co. Ltd.	74,000	704
Kaneka Corp.	92,000	748
Kansai Electric Power (The) Co., Inc.*	214,000	2,336
Kansai Paint Co. Ltd.	65,500	1,205
Kao Corp.	157,800	7,466
Kawasaki Heavy Industries Ltd.	431,000	1,345
KDDI Corp.	573,500	14,480
Keihan Holdings Co. Ltd.	171,000	1,120
Keikyu Corp.	145,000	1,678
Keio Corp.	178,000	1,461
Keisei Electric Railway Co. Ltd.	39,800	964
Keyence Corp.	15,139	10,373
Kikkoman Corp.	45,000	1,437
Kintetsu Group Holdings Co. Ltd.	590,000	2,248
Kirin Holdings Co. Ltd.	261,100	4,239
Kobe Steel Ltd.*	103,500	983
Koito Manufacturing Co. Ltd.	35,014	1,849
Komatsu Ltd.	288,500	6,512
Konami Holdings Corp.	27,100	1,092
Konica Minolta, Inc.	136,600	1,353
Kose Corp.	10,100	838
Kubota Corp.	338,300	4,816
Kuraray Co. Ltd.	109,600	1,640
Kurita Water Industries Ltd.	33,600	738
Kyocera Corp.	102,100	5,064
Kyowa Hakko Kirin Co. Ltd.	75,400	1,037
Kyushu Electric Power Co., Inc.	131,200	1,419
Kyushu Financial Group, Inc.*	109,400	740
Lawson, Inc.	20,000	1,404
LINE Corp.*	14,500	494
Lion Corp.	80,000	1,311
LIXIL Group Corp.	82,600	1,872
M3, Inc.	59,700	1,503
Mabuchi Motor Co. Ltd.	16,300	846
Makita Corp.	34,500	2,308
Marubeni Corp.	499,300	2,825
Marui Group Co. Ltd.	70,600	1,029
Maruichi Steel Tube Ltd.	18,800	610

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Japan - 23.8% continued
Mazda Motor Corp.	180,300	$2,929
McDonald’s Holdings Co. Japan Ltd.	21,900	572
Mebuki Financial Group, Inc.	312,010	1,153
Medipal Holdings Corp.	57,500	903
MEIJI Holdings Co. Ltd.	36,126	2,834
Minebea Co. Ltd.	112,700	1,053
Miraca Holdings, Inc.	19,141	857
MISUMI Group, Inc.	79,900	1,311
Mitsubishi Chemical Holdings Corp.	421,000	2,713
Mitsubishi Corp.	479,100	10,180
Mitsubishi Electric Corp.	606,300	8,429
Mitsubishi Estate Co. Ltd.	392,000	7,770
Mitsubishi Gas Chemical Co., Inc.	59,500	1,013
Mitsubishi Heavy Industries Ltd.	1,024,000	4,652
Mitsubishi Logistics Corp.	40,000	564
Mitsubishi Materials Corp.	37,400	1,142
Mitsubishi Motors Corp.	214,900	1,222
Mitsubishi Tanabe Pharma Corp.	67,700	1,326
Mitsubishi UFJ Financial Group, Inc.	3,998,795	24,584
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,400	718
Mitsui & Co. Ltd.	534,300	7,328
Mitsui Chemicals, Inc.	270,000	1,210
Mitsui Fudosan Co. Ltd.	279,000	6,438
Mitsui OSK Lines Ltd.	373,000	1,030
Mixi, Inc.	13,900	506
Mizuho Financial Group, Inc.	7,536,389	13,492
MS&AD Insurance Group Holdings, Inc.	155,743	4,812
Murata Manufacturing Co. Ltd.	59,997	7,990
Nabtesco Corp.	37,799	877
Nagoya Railroad Co. Ltd.	282,000	1,362
NEC Corp.	787,000	2,079
Nexon Co. Ltd.	58,000	838
NGK Insulators Ltd.	81,200	1,571
NGK Spark Plug Co. Ltd.	51,600	1,142
NH Foods Ltd.	53,000	1,431
Nidec Corp.	74,500	6,407
Nikon Corp.	105,200	1,630
Nintendo Co. Ltd.	36,000	7,526
Nippon Building Fund, Inc.	443	2,455
Nippon Electric Glass Co. Ltd.	132,500	715
Nippon Express Co. Ltd.	251,000	1,348
Nippon Paint Holdings Co. Ltd.	50,000	1,355
Nippon Prologis REIT, Inc.	527	1,077
Nippon Steel & Sumitomo Metal Corp.	249,261	5,544
Nippon Telegraph & Telephone Corp.	218,956	9,204
Nippon Yusen K.K.	540,000	1,000
Nissan Chemical Industries Ltd.	40,700	1,357
Nissan Motor Co. Ltd.	756,500	7,590
Nisshin Seifun Group, Inc.	66,605	999
Nissin Foods Holdings Co. Ltd.	19,700	1,034
Nitori Holdings Co. Ltd.	25,200	2,880
Nitto Denko Corp.	52,700	4,035
NOK Corp.	33,200	671
Nomura Holdings, Inc.	1,135,600	6,694
Nomura Real Estate Holdings, Inc.	43,400	737
Nomura Real Estate Master Fund, Inc.	1,190	1,800
Nomura Research Institute Ltd.	43,274	1,315
NSK Ltd.	136,100	1,570
NTT Data Corp.	41,100	1,983
NTT DOCOMO, Inc.	439,100	9,985
Obayashi Corp.	211,200	2,013
Obic Co. Ltd.	21,900	955
Odakyu Electric Railway Co. Ltd.	87,100	1,721
Oji Holdings Corp.	242,000	984
Olympus Corp.	92,000	3,172
Omron Corp.	59,400	2,273
Ono Pharmaceutical Co. Ltd.	130,200	2,839
Oracle Corp. Japan	12,500	629
Oriental Land Co. Ltd.	69,600	3,929
ORIX Corp.	413,400	6,405
Osaka Gas Co. Ltd.	611,000	2,347
Otsuka Corp.	17,000	792
Otsuka Holdings Co. Ltd.	122,915	5,348
Panasonic Corp.	690,900	7,012
Park24 Co. Ltd.	34,400	932
Pola Orbis Holdings, Inc.	8,000	660
Rakuten, Inc.	294,700	2,884
Recruit Holdings Co. Ltd.	117,400	4,701
Resona Holdings, Inc.	702,510	3,616
Ricoh Co. Ltd.	219,100	1,849
Rinnai Corp.	11,500	926
Rohm Co. Ltd.	29,200	1,676
Ryohin Keikaku Co. Ltd.	7,300	1,427
Sankyo Co. Ltd.	14,700	474
Santen Pharmaceutical Co. Ltd.	114,100	1,393
SBI Holdings, Inc.	62,760	796

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Japan - 23.8% continued
Secom Co. Ltd.	67,200	$4,904
Sega Sammy Holdings, Inc.	61,800	918
Seibu Holdings, Inc.	57,400	1,027
Seiko Epson Corp.	91,300	1,929
Sekisui Chemical Co. Ltd.	121,300	1,930
Sekisui House Ltd.	190,200	3,159
Seven & i Holdings Co. Ltd.	238,500	9,076
Seven Bank Ltd.	179,700	516
Sharp Corp.*	504,000	1,161
Shimadzu Corp.	68,000	1,081
Shimamura Co. Ltd.	7,400	923
Shimano, Inc.	23,600	3,694
Shimizu Corp.	170,000	1,552
Shin-Etsu Chemical Co. Ltd.	123,200	9,495
Shinsei Bank Ltd.	597,000	1,004
Shionogi & Co. Ltd.	94,700	4,519
Shiseido Co. Ltd.	120,300	3,039
Shizuoka Bank (The) Ltd.	161,000	1,349
Showa Shell Sekiyu K.K.	65,400	608
SMC Corp.	18,300	4,355
SoftBank Group Corp.	303,400	20,030
Sohgo Security Services Co. Ltd.	24,100	924
Sompo Holdings, Inc.	112,645	3,804
Sony Corp.	393,600	10,939
Sony Financial Holdings, Inc.	56,300	873
Stanley Electric Co. Ltd.	45,300	1,235
Start Today Co. Ltd.	58,200	998
Sumitomo Chemical Co. Ltd.	486,000	2,299
Sumitomo Corp.	380,000	4,464
Sumitomo Dainippon Pharma Co. Ltd.	53,400	917
Sumitomo Electric Industries Ltd.	239,600	3,440
Sumitomo Heavy Industries Ltd.	184,000	1,182
Sumitomo Metal Mining Co. Ltd.	147,000	1,891
Sumitomo Mitsui Financial Group, Inc.	420,442	15,939
Sumitomo Mitsui Trust Holdings, Inc.	105,819	3,760
Sumitomo Realty & Development Co. Ltd.	113,000	2,994
Sumitomo Rubber Industries Ltd.	56,400	892
Sundrug Co. Ltd.	12,400	857
Suntory Beverage & Food Ltd.	45,200	1,870
Suruga Bank Ltd.	52,400	1,167
Suzuken Co. Ltd.	25,836	843
Suzuki Motor Corp.	108,800	3,819
Sysmex Corp.	49,298	2,850
T&D Holdings, Inc.	179,000	2,357
Taiheiyo Cement Corp.	395,000	1,246
Taisei Corp.	325,000	2,272
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	1,011
Taiyo Nippon Sanso Corp.	45,300	523
Takashimaya Co. Ltd.	101,000	831
Takeda Pharmaceutical Co. Ltd.	225,200	9,301
TDK Corp.	38,200	2,619
Teijin Ltd.	53,800	1,088
Terumo Corp.	108,900	4,012
THK Co. Ltd.	39,300	866
Tobu Railway Co. Ltd.	297,000	1,472
Toho Co. Ltd.	38,100	1,077
Toho Gas Co. Ltd.	127,000	1,031
Tohoku Electric Power Co., Inc.	140,700	1,775
Tokio Marine Holdings, Inc.	215,900	8,828
Tokyo Electric Power Co. Holdings, Inc.*	428,100	1,725
Tokyo Electron Ltd.	49,800	4,695
Tokyo Gas Co. Ltd.	608,000	2,745
Tokyo Tatemono Co. Ltd.	65,400	873
Tokyu Corp.	328,000	2,406
Tokyu Fudosan Holdings Corp.	172,100	1,014
TonenGeneral Sekiyu K.K.	98,000	1,031
Toppan Printing Co. Ltd.	162,000	1,544
Toray Industries, Inc.	468,000	3,783
Toshiba Corp.*	1,288,000	3,112
TOTO Ltd.	43,900	1,732
Toyo Seikan Group Holdings Ltd.	55,100	1,026
Toyo Suisan Kaisha Ltd.	29,800	1,078
Toyoda Gosei Co. Ltd.	22,400	522
Toyota Industries Corp.	49,500	2,351
Toyota Motor Corp.	839,844	49,030
Toyota Tsusho Corp.	65,900	1,712
Trend Micro, Inc.	33,800	1,199
Tsuruha Holdings, Inc.	10,800	1,022
Unicharm Corp.	127,100	2,776
United Urban Investment Corp.	955	1,453
USS Co. Ltd.	74,100	1,178
West Japan Railway Co.	52,100	3,193
Yahoo Japan Corp.	440,900	1,692
Yakult Honsha Co. Ltd.	26,400	1,222
Yamada Denki Co. Ltd.	212,390	1,142

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Japan - 23.8% continued
Yamaguchi Financial Group, Inc.	69,000	$750
Yamaha Corp.	51,800	1,579
Yamaha Motor Co. Ltd.	83,100	1,823
Yamato Holdings Co. Ltd.	105,900	2,147
Yamazaki Baking Co. Ltd.	44,505	859
Yaskawa Electric Corp.	76,000	1,179
Yokogawa Electric Corp.	76,400	1,103
Yokohama Rubber (The) Co. Ltd.	38,400	685

		923,546

Jordan - 0.0%
Hikma Pharmaceuticals PLC	44,461	1,031

Mexico - 0.0%
Fresnillo PLC	67,903	1,008

Netherlands - 4.5%
ABN AMRO Group N.V. - CVA(3)	89,983	1,993
Aegon N.V.	566,882	3,117
Akzo Nobel N.V.	77,912	4,866
Altice N.V., Class A*	116,621	2,307
Altice N.V., Class B*	33,370	664
ArcelorMittal*	570,871	4,209
ASML Holding N.V.	116,565	13,060
Boskalis Westminster	29,990	1,040
EXOR N.V.	35,718	1,540
Gemalto N.V.	20,249	1,169
Gemalto N.V. (Euronext Paris Exchange)	3,862	223
Heineken Holding N.V.	31,691	2,204
Heineken N.V.	72,565	5,435
ING Groep N.V.	1,217,756	17,137
Koninklijke Ahold Delhaize N.V.	400,960	8,439
Koninklijke DSM N.V.	57,388	3,436
Koninklijke KPN N.V.	1,097,108	3,249
Koninklijke Philips N.V.	296,919	9,050
Koninklijke Vopak N.V.	23,633	1,115
NN Group N.V.	101,334	3,432
NXP Semiconductors N.V.*	92,986	9,114
QIAGEN N.V.*	71,706	2,012
Randstad Holding N.V.	36,444	1,974
Royal Dutch Shell PLC, Class A	1,361,231	37,508
Royal Dutch Shell PLC, Class A (London Exchange)	304	8
Royal Dutch Shell PLC, Class B	1,178,728	33,636
Wolters Kluwer N.V.	97,068	3,510

		175,447

New Zealand - 0.2%
Auckland International Airport Ltd.	287,381	1,245
Contact Energy Ltd.	242,459	783
Fletcher Building Ltd.	220,066	1,616
Mercury NZ Ltd.	213,739	438
Meridian Energy Ltd.	411,489	742
Ryman Healthcare Ltd.	124,853	704
Spark New Zealand Ltd.	554,707	1,312

		6,840

Norway - 0.7%
DNB ASA	303,760	4,518
Gjensidige Forsikring ASA	67,330	1,068
Marine Harvest ASA*	117,118	2,112
Norsk Hydro ASA	410,664	1,960
Orkla ASA	249,948	2,261
Schibsted ASA, Class A	24,619	565
Schibsted ASA, Class B	29,755	631
Statoil ASA	352,127	6,416
Telenor ASA	241,643	3,603
Yara International ASA	54,343	2,140

		25,274

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	882,815	9
EDP - Energias de Portugal S.A.	726,359	2,212
Galp Energia SGPS S.A.	155,825	2,317
Jeronimo Martins SGPS S.A.	77,752	1,206

		5,744

Singapore - 1.2%
Ascendas Real Estate Investment Trust	797,879	1,247
CapitaLand Commercial Trust	717,700	729
CapitaLand Ltd.	843,350	1,752
CapitaLand Mall Trust	734,300	952
City Developments Ltd.	131,200	747
ComfortDelGro Corp. Ltd.	641,100	1,089
DBS Group Holdings Ltd.	563,378	6,722
Genting Singapore PLC	1,801,380	1,120
Global Logistic Properties Ltd.	802,939	1,216

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Singapore - 1.2% continued
Golden Agri-Resources Ltd.	2,458,692	$726
Hutchison Port Holdings Trust, Class U	1,748,600	760
Jardine Cycle & Carriage Ltd.	33,173	939
Keppel Corp. Ltd.	473,050	1,880
Oversea-Chinese Banking Corp. Ltd.	986,044	6,050
SATS Ltd.	229,600	767
Sembcorp Industries Ltd.	343,444	674
Singapore Airlines Ltd.	181,334	1,208
Singapore Exchange Ltd.	248,700	1,229
Singapore Press Holdings Ltd.	494,895	1,204
Singapore Technologies Engineering Ltd.	526,400	1,169
Singapore Telecommunications Ltd.	2,533,025	6,357
StarHub Ltd.	211,500	409
Suntec Real Estate Investment Trust	725,300	822
United Overseas Bank Ltd.	405,744	5,694
UOL Group Ltd.	160,075	659
Wilmar International Ltd.	609,500	1,504

		47,625

South Africa - 0.1%
Investec PLC	206,403	1,365
Mediclinic International PLC	115,325	1,090
Mondi PLC	115,501	2,360

		4,815

Spain - 3.1%
Abertis Infraestructuras S.A.	201,084	2,813
ACS Actividades de Construccion y Servicios S.A.	57,539	1,814
Aena S.A.(3)	21,110	2,880
Amadeus IT Group S.A.	137,636	6,253
Banco Bilbao Vizcaya Argentaria S.A.	2,069,726	13,963
Banco de Sabadell S.A.	1,662,732	2,314
Banco Popular Espanol S.A.	1,136,447	1,098
Banco Santander S.A.	4,593,172	23,977
Bankia S.A.	1,391,695	1,422
Bankinter S.A.	214,312	1,660
CaixaBank S.A.	1,041,794	3,441
Distribuidora Internacional de Alimentacion S.A.	210,864	1,035
Enagas S.A.	73,949	1,877
Endesa S.A.	101,434	2,148
Ferrovial S.A.	154,873	2,770
Gas Natural SDG S.A.	108,277	2,040
Grifols S.A.	94,866	1,885
Iberdrola S.A.	1,697,916	11,134
Industria de Diseno Textil S.A.	342,561	11,690
Mapfre S.A.	347,135	1,059
Red Electrica Corp. S.A.	133,423	2,516
Repsol S.A.	343,582	4,833
Telefonica S.A.	1,463,121	13,568
Zardoya Otis S.A.	65,012	549

		118,739

Sweden - 2.8%
Alfa Laval AB	93,026	1,537
Assa Abloy AB, Class B	318,182	5,902
Atlas Copco AB, Class A	213,299	6,484
Atlas Copco AB, Class B	125,536	3,417
Boliden AB	85,745	2,234
Electrolux AB, Class B	76,577	1,901
Getinge AB, Class B	67,940	1,088
Hennes & Mauritz AB, Class B	296,465	8,230
Hexagon AB, Class B	77,951	2,780
Husqvarna AB, Class B	139,690	1,085
ICA Gruppen AB	27,052	824
Industrivarden AB, Class C	54,587	1,017
Investor AB, Class B	142,651	5,331
Kinnevik AB, Class B	76,903	1,842
L E Lundbergforetagen AB, Class B	12,816	786
Lundin Petroleum AB*	55,511	1,203
Millicom International Cellular S.A. SDR	22,428	958
Nordea Bank AB	950,351	10,565
Sandvik AB	330,124	4,075
Securitas AB, Class B	99,164	1,560
Skandinaviska Enskilda Banken AB, Class A	475,196	4,983
Skanska AB, Class B	106,796	2,517
SKF AB, Class B	124,762	2,290
Svenska Cellulosa AB S.C.A., Class B	190,472	5,371
Svenska Handelsbanken AB, Class A	483,678	6,720
Swedbank AB, Class A	287,805	6,956
Swedish Match AB	57,509	1,827
Tele2 AB, Class B	115,220	924

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Sweden - 2.8% continued
Telefonaktiebolaget LM Ericsson, Class B	962,141	$5,609
Telia Co. AB	834,943	3,359
Volvo AB, Class B	483,336	5,632

		109,007

Switzerland - 9.1%
ABB Ltd. (Registered)*	591,334	12,448
Actelion Ltd. (Registered)*	30,463	6,585
Adecco Group A.G. (Registered)	51,659	3,373
Aryzta A.G.*	21,953	967
Aryzta A.G. (Dublin Exchange)*	4,637	201
Baloise Holding A.G. (Registered)	15,451	1,943
Barry Callebaut A.G. (Registered)*	736	901
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	315	1,632
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	32	1,944
Cie Financiere Richemont S.A. (Registered)	163,881	10,851
Coca-Cola HBC A.G. - CDI*	56,040	1,221
Credit Suisse Group A.G. (Registered)*	628,136	8,969
Dufry A.G. (Registered)*	14,952	1,864
EMS-Chemie Holding A.G. (Registered)	2,529	1,285
Galenica A.G. (Registered)	1,232	1,387
Geberit A.G. (Registered)	11,572	4,631
Givaudan S.A. (Registered)	2,891	5,296
Glencore PLC*	3,843,208	12,917
Julius Baer Group Ltd.*	71,918	3,193
Kuehne + Nagel International A.G. (Registered)	16,568	2,187
LafargeHolcim Ltd. (Registered)*	84,913	4,461
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	58,340	3,056
Lonza Group A.G. (Registered)*	16,973	2,934
Nestle S.A. (Registered)	980,037	70,294
Novartis A.G. (Registered)	703,054	51,139
Pargesa Holding S.A. (Bearer)	11,697	762
Partners Group Holding A.G.	5,483	2,566
Roche Holding A.G. (Genusschein)	221,193	50,400
Schindler Holding A.G. (Participation Certificate)	13,015	2,292
Schindler Holding A.G. (Registered)	6,164	1,077
SGS S.A. (Registered)	1,706	3,465
Sika A.G. (Bearer)	691	3,319
Sonova Holding A.G. (Registered)	16,299	1,972
STMicroelectronics N.V.	203,102	2,303
Swatch Group (The) A.G. (Bearer)	9,779	3,041
Swatch Group (The) A.G. (Registered)	16,314	997
Swiss Life Holding A.G. (Registered)*	10,162	2,875
Swiss Prime Site A.G. (Registered)*	22,377	1,831
Swiss Re A.G.	101,932	9,657
Swisscom A.G. (Registered)	8,075	3,610
Syngenta A.G. (Registered)	29,073	11,489
UBS Group A.G. (Registered)	1,156,999	18,113
Wolseley PLC	79,431	4,853
Zurich Insurance Group A.G.*	47,290	12,989

		353,290

United Kingdom - 15.5%
3i Group PLC	309,881	2,692
Aberdeen Asset Management PLC	278,113	884
Admiral Group PLC	67,036	1,503
Anglo American PLC*	445,887	6,254
Ashtead Group PLC	161,151	3,122
Associated British Foods PLC	111,053	3,753
AstraZeneca PLC	397,720	21,570
Auto Trader Group PLC(3)	325,065	1,637
Aviva PLC	1,271,942	7,590
Babcock International Group PLC	84,468	991
BAE Systems PLC	994,659	7,223
Barclays PLC	5,323,328	14,623
Barratt Developments PLC	320,815	1,825
Berkeley Group Holdings PLC	42,004	1,452
BP PLC	5,911,940	36,734
British American Tobacco PLC	586,699	33,312
British Land (The) Co. PLC	313,241	2,427
BT Group PLC	2,670,135	12,091
Bunzl PLC	106,939	2,767
Burberry Group PLC	141,271	2,604
Capita PLC	213,431	1,397
Centrica PLC	1,720,837	4,958
CNH Industrial N.V.	327,559	2,848
Cobham PLC	528,589	1,065
Coca-Cola European Partners PLC	68,240	2,153
Compass Group PLC	515,430	9,501
Croda International PLC	41,673	1,635
Diageo PLC	791,804	20,485
Direct Line Insurance Group PLC	427,060	1,937

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
United Kingdom - 15.5% continued
Dixons Carphone PLC	309,558	$1,350
easyJet PLC	54,231	671
Fiat Chrysler Automobiles N.V.	262,441	2,393
Fiat Chrysler Automobiles N.V.	17,444	158
G4S PLC	488,237	1,413
GKN PLC	533,694	2,174
GlaxoSmithKline PLC	1,533,853	29,292
Hammerson PLC	251,841	1,774
Hargreaves Lansdown PLC	82,286	1,228
HSBC Holdings PLC	6,262,570	50,637
IMI PLC	82,939	1,058
Imperial Brands PLC	301,156	13,101
Inmarsat PLC	141,593	1,306
InterContinental Hotels Group PLC	59,146	2,640
International Consolidated Airlines Group S.A. - CDI	266,327	1,437
Intertek Group PLC	50,211	2,142
Intu Properties PLC	292,782	1,017
ITV PLC	1,161,436	2,944
J Sainsbury PLC	520,493	1,595
Johnson Matthey PLC	60,906	2,380
Kingfisher PLC	722,684	3,112
Land Securities Group PLC	254,031	3,356
Legal & General Group PLC	1,891,552	5,761
Lloyds Banking Group PLC	20,188,947	15,526
London Stock Exchange Group PLC	98,204	3,528
Marks & Spencer Group PLC	516,309	2,223
Meggitt PLC	245,499	1,386
Merlin Entertainments PLC(3)	222,197	1,228
National Grid PLC	1,191,752	13,938
NEX Group PLC	95,823	549
Next PLC	44,864	2,746
Old Mutual PLC	1,547,670	3,926
Pearson PLC	263,430	2,644
Persimmon PLC	98,384	2,147
Petrofac Ltd.	86,439	924
Provident Financial PLC	46,846	1,647
Prudential PLC	810,592	16,168
Randgold Resources Ltd.	29,968	2,292
Reckitt Benckiser Group PLC	198,759	16,802
RELX N.V.	313,242	5,265
RELX PLC	214,853	3,823
RELX PLC (London Exchange)	131,584	2,340
Rio Tinto Ltd.	133,145	5,727
Rio Tinto PLC	388,737	14,803
Rolls-Royce Holdings PLC*	578,722	4,759
Royal Bank of Scotland Group PLC*	1,104,625	3,051
Royal Mail PLC	292,900	1,667
RSA Insurance Group PLC	317,508	2,290
Sage Group (The) PLC	346,095	2,783
Schroders PLC	43,025	1,587
Segro PLC	255,367	1,445
Severn Trent PLC	75,205	2,058
Sky PLC	323,926	3,941
Smith & Nephew PLC	278,372	4,147
Smiths Group PLC	124,216	2,158
SSE PLC	320,334	6,124
St. James’s Place PLC	163,872	2,038
Standard Chartered PLC*	1,029,582	8,433
Standard Life PLC	613,579	2,798
Tate & Lyle PLC	146,279	1,274
Taylor Wimpey PLC	1,039,000	1,951
Tesco PLC*	2,559,859	6,516
TP ICAP PLC	78,305	418
Travis Perkins PLC	79,090	1,414
Unilever N.V. - CVA	511,849	21,037
Unilever PLC	403,405	16,318
United Utilities Group PLC	214,627	2,378
Vodafone Group PLC	8,367,537	20,580
Weir Group (The) PLC	68,733	1,592
Whitbread PLC	58,350	2,712
William Hill PLC	262,992	937
Wm Morrison Supermarkets PLC	684,950	1,946
Worldpay Group PLC(3)	573,411	1,902
WPP PLC	402,652	9,002

		602,860

United States - 0.5%
Carnival PLC	60,796	3,080
Shire PLC	282,925	16,032

		19,112

Total Common Stocks (Cost $3,393,695)		3,807,335

PREFERRED STOCKS - 0.5%(1)
Germany - 0.5%
Bayerische Motoren Werke A.G.	17,033	1,306
FUCHS PETROLUB S.E.	23,232	976

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.5%(1) continued
Germany - 0.5% continued
Henkel A.G. & Co. KGaA	55,771	$6,651
Porsche Automobil Holding S.E.	48,269	2,624
Schaeffler A.G.	55,294	816
Volkswagen A.G.	58,175	8,151

		20,524

United Kingdom - 0.0%
Rolls-Royce Holdings PLC, Class C*	45,612,601	56

Total Preferred Stocks (Cost $18,695)		20,580

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.* (2)	63,165	—

Spain - 0.0%
Repsol S.A.*	354,675	131

Total Rights (Cost $124)		131

INVESTMENT COMPANIES - 1.6%
iShares MSCI EAFE ETF	435,900	25,164
Northern Institutional Funds - Government Assets Portfolio, 0.32%(4) (5)	37,871,525	37,872

Total Investment Companies (Cost $62,931)		63,036

Total Investments - 100.3% (Cost $3,475,445)		3,891,082

Liabilities less Other Assets - (0.3%)		(12,096)

NET ASSETS - 100.0%		$3,878,986

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	British Pound	322	United States Dollar	400	3/15/2017	$3
Bank of Montreal	Danish Krone	3,771	United States Dollar	530	3/15/2017	(6)
Bank of Montreal	Euro	2,651	United States Dollar	2,770	3/15/2017	(32)
Bank of Montreal	Hong Kong Dollar	5,671	United States Dollar	730	3/15/2017	(2)
Bank of Montreal	Japanese Yen	234,523	United States Dollar	2,010	3/15/2017	(4)
Bank of Montreal	Swedish Krona	6,438	United States Dollar	690	3/15/2017	(20)
Bank of Montreal	Swiss Franc	817	United States Dollar	800	3/15/2017	(6)
Bank of Montreal	United States Dollar	7,700	Japanese Yen	903,064	3/15/2017	56
Citibank	United States Dollar	5,500	British Pound	4,496	3/15/2017	51
Citibank	United States Dollar	3,128	British Pound	2,518	3/15/2017	(18)
Goldman Sachs	Euro	1,049	United States Dollar	1,100	3/15/2017	(8)
JPMorgan Chase	British Pound	3,149	United States Dollar	3,900	3/15/2017	12
JPMorgan Chase	Euro	6,147	United States Dollar	6,500	3/15/2017	5
JPMorgan Chase	United States Dollar	800	Australian Dollar	1,110	3/15/2017	— *
Morgan Stanley	Australian Dollar	3,050	United States Dollar	2,200	3/15/2017	3
Morgan Stanley	Swiss Franc	2,027	United States Dollar	2,000	3/15/2017	1
Morgan Stanley	Swiss Franc	2,427	United States Dollar	2,376	3/15/2017	(18)
Morgan Stanley	United States Dollar	799	Australian Dollar	1,104	3/15/2017	(4)
Morgan Stanley	United States Dollar	629	Danish Krone	4,466	3/15/2017	6
Morgan Stanley	United States Dollar	9,700	Euro	9,293	3/15/2017	119
Morgan Stanley	United States Dollar	1,107	Hong Kong Dollar	8,596	3/15/2017	2
Morgan Stanley	United States Dollar	5,390	Japanese Yen	627,695	3/15/2017	— *
Morgan Stanley	United States Dollar	152	Singapore Dollar	220	3/15/2017	(1)
Morgan Stanley	United States Dollar	1,479	Swedish Krona	13,812	3/15/2017	43
Societe Generale	Japanese Yen	221,218	United States Dollar	1,900	3/15/2017	— *
Societe Generale	United States Dollar	3,229	Euro	3,081	3/15/2017	26
Toronto-Dominion Bank	Japanese Yen	605,455	United States Dollar	5,200	3/15/2017	— *
Toronto-Dominion Bank	United States Dollar	2,200	Australian Dollar	3,075	3/15/2017	15
Toronto-Dominion Bank	United States Dollar	900	Hong Kong Dollar	6,982	3/15/2017	1
Toronto-Dominion Bank	United States Dollar	800	Swedish Krona	7,337	3/15/2017	9
Toronto-Dominion Bank	United States Dollar	2,600	Swiss Franc	2,665	3/15/2017	30

Total						$263

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	338	$11,659	Long	03/17	$299
FTSE 100 Index (British Pound)	46	3,997	Long	03/17	104
Hang Seng Index (Hong Kong Dollar)	16	2,266	Long	01/17	40
SPI 200 Index (Australian Dollar)	6	610	Long	03/17	14
Topix Index (Japanese Yen)	115	14,936	Long	03/17	147

Total					$604

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	11.1
Energy	5.4
Financials	21.7
Health Care	10.6
Industrials	13.9
Information Technology	5.4
Materials	7.8
Real Estate	3.7
Telecommunication Services	4.5
Utilities	3.4

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.6%
Japanese Yen	24.0
British Pound	18.1
Swiss Franc	8.5
Australian Dollar	7.3
All other currencies less than 5%	11.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Denmark	$19,325	$43,983	$—	$63,308
France	7	383,489	—	383,496
Hong Kong	1,006	123,116	—	124,122
Ireland	2,565	27,654	—	30,219
Israel	16,456	9,782	—	26,238
Italy	1,526	71,068	—	72,594
Netherlands	9,337	166,110	—	175,447
Portugal	—	5,735	9	5,744
United Kingdom	2,943	599,917	—	602,860
All Other Countries(1)	—	2,323,307	—	2,323,307

Total Common Stocks	53,165	3,754,161	9	3,807,335

Preferred Stocks(1)	—	20,580	—	20,580
Rights	—	131	—	131
Investment Companies	63,036	—	—	63,036

Total Investments	$116,201	$3,774,872	$9	$3,891,082

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$382	$—	$382
Futures Contracts	604	—	—	604
Liabilities
Forward Foreign Currency Exchange Contracts	—	(119)	—	(119)

Total Other Financial Instruments	$604	$263	$—	$867

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Switzerland	$1,864	Valuations at official close price with foreign fair value adjustment

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Denmark	$18,613	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Common Stock
Portugal	$10	$—	$(1)	$—	$—	$—	$—	$9	$(1)

The Fund valued the security included in the Balance as of 12/31/16 above using prices provided by investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/16 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$9	Market Comparable Companies	Price to Earnings Multiple /Liquidity Discount

The significant unoberservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,634,494

Gross tax appreciation of investments	$613,732
Gross tax depreciation of investments	(357,144)

Net tax appreciation of investments	$256,588

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$28,145	$475,623	$465,896	$37	$37,872

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.0%
B/E Aerospace, Inc.	122,266	$7,359
Esterline Technologies Corp.*	35,691	3,184
Huntington Ingalls Industries, Inc.	55,842	10,285
KLX, Inc.*	63,626	2,870
Orbital ATK, Inc.	70,450	6,180
Teledyne Technologies, Inc.*	42,143	5,184
Triumph Group, Inc.	60,211	1,596
Woodward, Inc.	66,997	4,626

		41,284

Apparel & Textile Products - 0.8%
Carter’s, Inc.	59,500	5,140
Deckers Outdoor Corp.*	38,552	2,135
Fossil Group, Inc.*	50,872	1,316
Kate Spade & Co.*	154,039	2,876
Skechers U.S.A., Inc., Class A*	160,401	3,943

		15,410

Asset Management - 0.9%
Eaton Vance Corp.	136,452	5,715
Federated Investors, Inc., Class B	111,813	3,162
Janus Capital Group, Inc.	172,131	2,284
Legg Mason, Inc.	108,317	3,240
Waddell & Reed Financial, Inc., Class A	100,161	1,954
WisdomTree Investments, Inc.	138,176	1,539

		17,894

Automotive - 0.5%
Dana, Inc.	172,551	3,275
Gentex Corp.	345,056	6,794

		10,069

Banking - 7.7%
Associated Banc-Corp	178,655	4,413
BancorpSouth, Inc.	102,508	3,183
Bank of Hawaii Corp.	51,258	4,546
Bank of the Ozarks, Inc.	109,278	5,747
Cathay General Bancorp	89,174	3,391
Chemical Financial Corp.	85,124	4,611
Commerce Bancshares, Inc.	104,954	6,067
Cullen/Frost Bankers, Inc.	67,580	5,963
East West Bancorp, Inc.	173,980	8,843
First Horizon National Corp.	281,394	5,631
FNB Corp.	250,866	4,021
Fulton Financial Corp.	208,209	3,914
Hancock Holding Co.	99,986	4,309
International Bancshares Corp.	69,820	2,849
MB Financial, Inc.	85,870	4,056
New York Community Bancorp, Inc.	585,905	9,322
PacWest Bancorp	144,875	7,887
PrivateBancorp, Inc.	96,204	5,213
Prosperity Bancshares, Inc.	83,590	6,000
Signature Bank*	64,584	9,701
SVB Financial Group*	62,784	10,777
Synovus Financial Corp.	147,160	6,045
TCF Financial Corp.	205,750	4,031
Trustmark Corp.	81,314	2,899
UMB Financial Corp.	52,391	4,040
Umpqua Holdings Corp.	264,862	4,974
Valley National Bancorp	306,067	3,563
Washington Federal, Inc.	107,535	3,694
Webster Financial Corp.	110,842	6,017

		155,707

Biotechnology & Pharmaceuticals - 0.6%
Akorn, Inc.*	106,133	2,317
Prestige Brands Holdings, Inc.*	63,657	3,317
United Therapeutics Corp.*	51,079	7,326

		12,960

Chemicals - 2.7%
Ashland Global Holdings, Inc.	74,969	8,193
Cabot Corp.	75,046	3,793
Minerals Technologies, Inc.	41,905	3,237
NewMarket Corp.	11,117	4,712
Olin Corp.	198,687	5,088
PolyOne Corp.	101,128	3,240
RPM International, Inc.	160,709	8,651
Sensient Technologies Corp.	53,510	4,205
Valspar (The) Corp.	88,041	9,122
Versum Materials, Inc.*	131,335	3,687

		53,928

Commercial Services - 1.1%
CEB, Inc.	38,731	2,347
Deluxe Corp.	58,668	4,201
FTI Consulting, Inc.*	50,743	2,288
ManpowerGroup, Inc.	80,760	7,177
Rollins, Inc.	115,578	3,904
Sotheby’s*	55,536	2,214

		22,131

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Construction Materials - 1.2%
Carlisle Cos., Inc.	77,741	$8,574
Eagle Materials, Inc.	58,023	5,717
Louisiana-Pacific Corp.*	171,004	3,237
MDU Resources Group, Inc.	235,004	6,761

		24,289

Consumer Products - 3.8%
Avon Products, Inc.*	525,764	2,650
Boston Beer (The) Co., Inc., Class A*	10,926	1,856
Dean Foods Co.	108,799	2,370
Edgewell Personal Care Co.*	69,746	5,091
Energizer Holdings, Inc.	74,474	3,322
Flowers Foods, Inc.	220,541	4,404
Hain Celestial Group (The), Inc.*	124,451	4,857
Helen of Troy Ltd.*	33,492	2,828
Ingredion, Inc.	87,215	10,898
Lamb Weston Holdings, Inc.*	167,241	6,330
Lancaster Colony Corp.	23,428	3,313
Post Holdings, Inc.*	78,160	6,283
Snyder’s-Lance, Inc.	102,854	3,944
Tootsie Roll Industries, Inc.	21,105	839
TreeHouse Foods, Inc.*	68,225	4,925
WhiteWave Foods (The) Co.*	213,187	11,853

		75,763

Consumer Services - 0.7%
Aaron’s, Inc.	76,651	2,452
DeVry Education Group, Inc.	68,685	2,143
Graham Holdings Co., Class B	5,598	2,866
Service Corp. International	229,626	6,521

		13,982

Containers & Packaging - 1.7%
AptarGroup, Inc.	75,719	5,562
Bemis Co., Inc.	112,798	5,394
Greif, Inc., Class A	31,018	1,591
Owens-Illinois, Inc.*	196,081	3,414
Packaging Corp. of America	112,448	9,538
Silgan Holdings, Inc.	45,132	2,310
Sonoco Products Co.	120,060	6,327

		34,136

Design, Manufacturing & Distribution - 1.2%
Arrow Electronics, Inc.*	107,838	7,689
Avnet, Inc.	153,835	7,324
Jabil Circuit, Inc.	223,448	5,289
Tech Data Corp.*	42,366	3,587

		23,889

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	60,598	2,892

Distributors - Discretionary - 0.2%
SYNNEX Corp.	34,927	4,227

Electrical Equipment - 3.0%
A.O. Smith Corp.	177,812	8,419
Belden, Inc.	50,670	3,789
Cognex Corp.	103,157	6,563
Cree, Inc.*	120,013	3,167
Hubbell, Inc.	61,916	7,226
Keysight Technologies, Inc.*	204,451	7,477
Lennox International, Inc.	46,683	7,151
Littelfuse, Inc.	27,207	4,129
National Instruments Corp.	126,904	3,911
Trimble, Inc.*	301,737	9,097

		60,929

Engineering & Construction Services - 1.0%
AECOM*	185,601	6,749
Dycom Industries, Inc.*	37,804	3,035
EMCOR Group, Inc.	73,135	5,175
Granite Construction, Inc.	47,785	2,628
KBR, Inc.	171,351	2,860

		20,447

Forest & Paper Products - 0.2%
Domtar Corp.	75,282	2,938

Gaming, Lodging & Restaurants - 2.5%
Brinker International, Inc.	59,740	2,959
Buffalo Wild Wings, Inc.*	22,012	3,398
Cheesecake Factory (The), Inc.	53,182	3,184
Churchill Downs, Inc.	14,967	2,252
Cracker Barrel Old Country Store, Inc.	28,972	4,838
Domino’s Pizza, Inc.	57,876	9,216
Dunkin’ Brands Group, Inc.	110,370	5,788
Jack in the Box, Inc.	38,962	4,350
Panera Bread Co., Class A*	26,314	5,397

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Gaming, Lodging & Restaurants - 2.5% continued
Papa John’s International, Inc.	32,040	$2,742
Texas Roadhouse, Inc.	77,109	3,720
Wendy’s (The) Co.	241,698	3,268

		51,112

Hardware - 2.5%
3D Systems Corp.*	128,240	1,704
ARRIS International PLC*	229,390	6,912
Brocade Communications Systems, Inc.	484,660	6,053
Ciena Corp.*	167,779	4,095
Diebold Nixdorf, Inc.	90,345	2,272
InterDigital, Inc.	41,214	3,765
Knowles Corp.*	107,779	1,801
NCR Corp.*	149,646	6,070
NetScout Systems, Inc.*	110,657	3,486
Plantronics, Inc.	39,952	2,188
VeriFone Systems, Inc.*	133,508	2,367
ViaSat, Inc.*	62,233	4,121
Zebra Technologies Corp., Class A*	63,482	5,444

		50,278

Health Care Facilities & Services - 2.2%
Charles River Laboratories
International, Inc.*	56,907	4,336
HealthSouth Corp.	108,254	4,464
LifePoint Health, Inc.*	48,319	2,744
MEDNAX, Inc.*	111,623	7,441
Molina Healthcare, Inc.*	51,252	2,781
Owens & Minor, Inc.	74,244	2,620
PAREXEL International Corp.*	64,152	4,216
Tenet Healthcare Corp.*	95,747	1,421
VCA, Inc.*	97,799	6,714
WellCare Health Plans, Inc.*	53,261	7,301

		44,038

Home & Office Products - 1.8%
CalAtlantic Group, Inc.	88,072	2,995
Herman Miller, Inc.	71,981	2,462
HNI Corp.	53,531	2,993
KB Home	100,591	1,590
NVR, Inc.*	4,245	7,085
Scotts Miracle-Gro (The) Co., Class A	53,571	5,119
Tempur Sealy International, Inc.*	60,664	4,142
Toll Brothers, Inc.*	179,727	5,572
TRI Pointe Group, Inc.*	175,896	2,019
Tupperware Brands Corp.	60,811	3,200

		37,177

Industrial Services - 0.7%
MSC Industrial Direct Co., Inc., Class A	53,878	4,978
Pool Corp.	49,891	5,206
Watsco, Inc.	31,025	4,595

		14,779

Institutional Financial Services - 1.5%
CBOE Holdings, Inc.	97,788	7,226
Raymond James Financial, Inc.	152,203	10,543
SEI Investments Co.	161,862	7,990
Stifel Financial Corp.*	79,629	3,977

		29,736

Insurance - 4.8%
Alleghany Corp.*	18,574	11,295
American Financial Group, Inc.	87,813	7,738
Aspen Insurance Holdings Ltd.	72,417	3,983
Brown & Brown, Inc.	138,603	6,218
CNO Financial Group, Inc.	209,058	4,003
Endurance Specialty Holdings Ltd.	77,237	7,137
Everest Re Group Ltd.	49,242	10,656
Genworth Financial, Inc., Class A*	599,498	2,284
Hanover Insurance Group (The), Inc.	51,407	4,679
Kemper Corp.	58,436	2,589
Mercury General Corp.	43,882	2,642
Old Republic International Corp.	293,589	5,578
Primerica, Inc.	55,185	3,816
Reinsurance Group of America, Inc.	77,391	9,738
RenaissanceRe Holdings Ltd.	49,581	6,754
WR Berkley Corp.	117,117	7,789

		96,899

Iron & Steel - 1.7%
Allegheny Technologies, Inc.	131,099	2,088
Carpenter Technology Corp.	56,308	2,037
Commercial Metals Co.	139,164	3,031
Reliance Steel & Aluminum Co.	87,237	6,939
Steel Dynamics, Inc.	294,021	10,461
United States Steel Corp.	207,682	6,856
Worthington Industries, Inc.	53,012	2,515

		33,927

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Leisure Products - 1.0%
Brunswick Corp.	107,997	$5,890
Polaris Industries, Inc.	71,702	5,907
Thor Industries, Inc.	57,757	5,779
Vista Outdoor, Inc.*	70,836	2,614

		20,190

Machinery - 3.7%
AGCO Corp.	81,214	4,699
Crane Co.	60,110	4,335
Curtiss-Wright Corp.	53,169	5,230
Graco, Inc.	66,983	5,566
IDEX Corp.	91,916	8,278
ITT, Inc.	106,252	4,098
Joy Global, Inc.	118,100	3,307
Kennametal, Inc.	95,879	2,997
Lincoln Electric Holdings, Inc.	74,801	5,735
MSA Safety, Inc.	37,465	2,597
Nordson Corp.	63,992	7,170
Oshkosh Corp.	89,686	5,795
Regal Beloit Corp.	53,829	3,728
Terex Corp.	127,558	4,022
Toro (The) Co.	131,520	7,358

		74,915

Manufactured Goods - 0.4%
Timken (The) Co.	84,008	3,335
Valmont Industries, Inc.	27,037	3,810

		7,145

Media - 0.9%
AMC Networks, Inc., Class A*	71,034	3,718
Cable One, Inc.	5,643	3,508
John Wiley & Sons, Inc., Class A	54,342	2,962
Meredith Corp.	43,937	2,599
New York Times (The) Co., Class A	146,768	1,952
Time, Inc.	118,911	2,123
WebMD Health Corp.*	44,507	2,206

		19,068

Medical Equipment & Devices - 4.4%
ABIOMED, Inc.*	48,603	5,477
Align Technology, Inc.*	90,231	8,674
Bio-Rad Laboratories, Inc., Class A*	25,020	4,561
Bio-Techne Corp.	44,874	4,614
Catalent, Inc.*	150,076	4,046
Globus Medical, Inc., Class A*	86,173	2,138
Halyard Health, Inc.*	56,139	2,076
Hill-Rom Holdings, Inc.	72,203	4,054
IDEXX Laboratories, Inc.*	107,985	12,663
LivaNova PLC*	52,475	2,360
NuVasive, Inc.*	60,855	4,099
ResMed, Inc.	169,779	10,535
STERIS PLC	102,646	6,917
Teleflex, Inc.	52,976	8,537
West Pharmaceutical Services, Inc.	88,083	7,472

		88,223

Metals & Mining - 0.4%
Compass Minerals International, Inc.	40,641	3,184
Royal Gold, Inc.	78,517	4,974

		8,158

Oil, Gas & Coal - 4.1%
CONSOL Energy, Inc.	212,519	3,874
Denbury Resources, Inc.*	483,014	1,777
Diamond Offshore Drilling, Inc.*	77,563	1,373
Dril-Quip, Inc.*	45,104	2,709
Energen Corp.*	116,750	6,733
Ensco PLC, Class A	365,550	3,553
Gulfport Energy Corp.*	185,945	4,024
HollyFrontier Corp.	211,411	6,926
Murphy USA, Inc.*	43,749	2,689
Nabors Industries Ltd.	340,782	5,589
Noble Corp. PLC	293,895	1,740
NOW, Inc.*	129,439	2,650
Oceaneering International, Inc.	117,837	3,324
Oil States International, Inc.*	62,170	2,425
Patterson-UTI Energy, Inc.	178,903	4,816
QEP Resources, Inc.*	288,184	5,305
Rowan Cos. PLC, Class A*	151,019	2,853
SM Energy Co.	115,954	3,998
Superior Energy Services, Inc.	182,357	3,078
TravelCenters of America LLC - (Fractional Shares)* (1)	80,000	—
Western Refining, Inc.	95,202	3,603
World Fuel Services Corp.	84,713	3,889
WPX Energy, Inc.*	414,190	6,035

		82,963

Passenger Transportation - 0.4%
JetBlue Airways Corp.*	389,410	8,731

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Real Estate - 0.4%
Alexander & Baldwin, Inc.	55,395	$2,486
Jones Lang LaSalle, Inc.	54,350	5,491

		7,977

Real Estate Investment Trusts - 9.7%
Alexandria Real Estate Equities, Inc.	95,668	10,632
American Campus Communities, Inc.	159,201	7,923
Camden Property Trust	105,529	8,872
Care Capital Properties, Inc.	100,965	2,524
Communications Sales & Leasing, Inc.	168,911	4,292
CoreCivic, Inc.	141,570	3,463
Corporate Office Properties Trust	113,973	3,558
Cousins Properties, Inc.	411,013	3,498
DCT Industrial Trust, Inc.	109,944	5,264
Douglas Emmett, Inc.	173,498	6,343
Duke Realty Corp.	427,304	11,349
Education Realty Trust, Inc.	87,870	3,717
EPR Properties	76,552	5,494
Equity One, Inc.	111,964	3,436
First Industrial Realty Trust, Inc.	140,574	3,943
Healthcare Realty Trust, Inc.	139,371	4,226
Highwoods Properties, Inc.	121,012	6,173
Hospitality Properties Trust	197,533	6,270
Kilroy Realty Corp.	111,278	8,148
Lamar Advertising Co., Class A	99,675	6,702
LaSalle Hotel Properties	135,993	4,144
Liberty Property Trust	177,262	7,002
Life Storage, Inc.	55,815	4,759
Mack-Cali Realty Corp.	107,839	3,130
Medical Properties Trust, Inc.	385,160	4,737
Mid-America Apartment Communities, Inc.(2)	—	—
National Retail Properties, Inc.	176,862	7,817
Omega Healthcare Investors, Inc.	235,082	7,349
Potlatch Corp.	48,965	2,039
Quality Care Properties, Inc.*	112,570	1,745
Rayonier, Inc.	147,799	3,931
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Regency Centers Corp.	125,706	8,667
Senior Housing Properties Trust	285,705	5,408
Tanger Factory Outlet Centers, Inc.	115,546	4,134
Taubman Centers, Inc.	72,639	5,370
Urban Edge Properties	110,040	3,027
Washington Prime Group, Inc.	222,947	2,321
Weingarten Realty Investors	142,290	5,093

		196,500

Recreational Facilities & Services - 0.5%
Cinemark Holdings, Inc.	127,228	4,880
International Speedway Corp., Class A	30,806	1,134
Live Nation Entertainment, Inc.*	158,798	4,224

		10,238

Renewable Energy - 0.2%
EnerSys	52,244	4,080

Retail - Consumer Staples - 0.8%
Big Lots, Inc.	53,363	2,679
Casey’s General Stores, Inc.	47,131	5,603
CST Brands, Inc.	91,037	4,383
Sprouts Farmers Market, Inc.*	161,293	3,052

		15,717

Retail - Discretionary - 2.3%
American Eagle Outfitters, Inc.	205,508	3,118
Avis Budget Group, Inc.*	105,748	3,879
Cabela’s, Inc.*	61,751	3,615
Chico’s FAS, Inc.	155,876	2,243
Copart, Inc.*	122,915	6,811
Dick’s Sporting Goods, Inc.	105,872	5,622
GameStop Corp., Class A	122,791	3,102
HSN, Inc.	38,129	1,308
J.C. Penney Co., Inc.*	370,144	3,076
Office Depot, Inc.	636,792	2,878
Restoration Hardware Holdings, Inc.*	46,178	1,418
Sally Beauty Holdings, Inc.*	173,663	4,588
Williams-Sonoma, Inc.	98,110	4,747

		46,405

Semiconductors - 2.8%
Advanced Micro Devices, Inc.*	915,182	10,378
Cirrus Logic, Inc.*	76,700	4,337
Cypress Semiconductor Corp.	386,412	4,421
Integrated Device Technology, Inc.*	161,609	3,807
Intersil Corp., Class A	164,732	3,674
IPG Photonics Corp.*	44,767	4,419
Microsemi Corp.*	138,028	7,449
Monolithic Power Systems, Inc.	45,190	3,702
Silicon Laboratories, Inc.*	50,487	3,282

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Semiconductors - 2.8% continued
Synaptics, Inc.*	41,878	$2,244
Teradyne, Inc.	242,004	6,147
Vishay Intertechnology, Inc.	162,170	2,627

		56,487

Software - 4.5%
ACI Worldwide, Inc.*	140,941	2,558
Acxiom Corp.*	93,132	2,496
Allscripts Healthcare Solutions, Inc.*	224,399	2,291
ANSYS, Inc.*	104,177	9,635
Cadence Design Systems, Inc.*	345,195	8,706
CDK Global, Inc.	179,971	10,742
CommVault Systems, Inc.*	50,738	2,608
Fortinet, Inc.*	177,565	5,348
j2 Global, Inc.	57,742	4,723
Manhattan Associates, Inc.*	85,568	4,538
Mentor Graphics Corp.	131,899	4,866
NeuStar, Inc., Class A*	65,577	2,190
PTC, Inc.*	139,225	6,442
Synopsys, Inc.*	182,085	10,718
Tyler Technologies, Inc.*	40,125	5,729
Ultimate Software Group (The), Inc.	34,969	6,377

		89,967

Specialty Finance - 1.3%
First American Financial Corp.	131,985	4,835
GATX Corp.	48,087	2,961
Jack Henry & Associates, Inc.	94,085	8,353
SLM Corp.*	514,769	5,673
WEX, Inc.*	46,256	5,162

		26,984

Technology Services - 4.3%
Broadridge Financial Solutions, Inc.	143,408	9,508
Computer Sciences Corp.	169,597	10,077
comScore, Inc.*	53,994	1,705
Convergys Corp.	115,378	2,834
CoreLogic, Inc.*	104,014	3,831
DST Systems, Inc.	38,525	4,128
FactSet Research Systems, Inc.	48,097	7,861
Fair Isaac Corp.	37,366	4,455
Gartner, Inc.*	99,400	10,046
Leidos Holdings, Inc.	172,027	8,797
MarketAxess Holdings, Inc.	45,272	6,651
MAXIMUS, Inc.	78,069	4,355
MSCI, Inc.	113,364	8,931
Science Applications International Corp.	53,935	4,574

		87,753

Telecom - 0.2%
Telephone & Data Systems, Inc.	112,886	3,259

Transportation & Logistics - 1.1%
Genesee & Wyoming, Inc., Class A*	73,781	5,121
Kirby Corp.*	64,790	4,308
Landstar System, Inc.	50,369	4,296
Old Dominion Freight Line, Inc.*	83,420	7,157
Werner Enterprises, Inc.	53,312	1,437

		22,319

Transportation Equipment - 0.7%
Trinity Industries, Inc.	183,325	5,089
Wabtec Corp.	107,286	8,907

		13,996

Utilities - 4.8%
Aqua America, Inc.	213,362	6,409
Atmos Energy Corp.	125,348	9,294
Black Hills Corp.	64,126	3,933
Great Plains Energy, Inc.	259,422	7,095
Hawaiian Electric Industries, Inc.	131,053	4,334
IDACORP, Inc.	60,646	4,885
National Fuel Gas Co.	102,740	5,819
New Jersey Resources Corp.	103,610	3,678
NorthWestern Corp.	58,092	3,304
OGE Energy Corp.	240,256	8,037
ONE Gas, Inc.	62,846	4,020
PNM Resources, Inc.	95,779	3,285
Southwest Gas Corp.	57,114	4,376
UGI Corp.	208,438	9,605
Vectren Corp.	99,675	5,198
Westar Energy, Inc.	170,535	9,610
WGL Holdings, Inc.	61,781	4,713

		97,595

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Waste & Environment Services & Equipment - 0.7%
CLARCOR, Inc.	58,668	$4,839
Clean Harbors, Inc.*	62,928	3,502
Donaldson Co., Inc.	159,084	6,694

		15,035

Total Common Stocks (Cost $1,491,162)		1,954,526

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(3) (4)	63,593,314	63,593

Total Investment Companies (Cost $63,593)		63,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.46%, 3/2/17(5) (6)	$4,145	$4,142

Total Short-Term Investments (Cost $4,142)		4,142

Total Investments - 100.1% (Cost $1,558,897)		2,022,261

Liabilities less Other Assets - (0.1%)		(1,315)

NET ASSETS - 100.0%		$2,020,946

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Amount rounds to less than one thousand.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	422	$70,014	Long	3/17	$(890)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	4.3
Energy	4.0
Financials	17.1
Health Care	7.5
Industrials	14.9
Information Technology	17.6
Materials	7.3
Real Estate	10.5
Telecommunication Services	0.2
Utilities	5.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,954,526	$—	$—	$1,954,526
Investment Companies	63,593	—	—	63,593
Short-Term Investments	—	4,142	—	4,142

Total Investments	$2,018,119	$4,142	$—	$2,022,261

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(890)	$—	$—	$(890)

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,576,521

Gross tax appreciation of investments	$519,952
Gross tax depreciation of investments	(74,212)

Net tax appreciation of investments	$445,740

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$37,458	$319,498	$293,363	$97	$63,593

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.2%
AAR Corp.	19,401	$641
Aerojet Rocketdyne Holdings, Inc.*	34,791	625
Aerovironment, Inc.*	11,919	320
Astronics Corp.*	11,362	384
Ducommun, Inc.*	6,274	160
Esterline Technologies Corp.*	17,262	1,540
KLX, Inc.*	30,851	1,392
Moog, Inc., Class A*	18,643	1,224
National Presto Industries, Inc.	2,898	308
Smith & Wesson Holding Corp.*	32,111	677
Sturm Ruger & Co., Inc.	10,758	567
TASER International, Inc.*	30,299	734
Teledyne Technologies, Inc.*	19,916	2,450
Triumph Group, Inc.	28,829	764
Woodward, Inc.	30,887	2,133

		13,919

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	16,755	776
Columbia Sportswear Co.	15,641	912
Crocs, Inc.*	43,233	297
Culp, Inc.	6,349	236
Deckers Outdoor Corp.*	18,889	1,046
Delta Apparel, Inc.*	4,121	85
Fossil Group, Inc.*	24,514	634
Iconix Brand Group, Inc.*	25,638	239
Movado Group, Inc.	8,967	258
Oxford Industries, Inc.	8,888	534
Perry Ellis International, Inc.*	7,229	180
Sequential Brands Group, Inc.*	22,843	107
Steven Madden Ltd.*	35,938	1,285
Superior Uniform Group, Inc.	5,014	98
Unifi, Inc.*	9,101	297
Vince Holding Corp.*	11,107	45
Weyco Group, Inc.	3,584	112
Wolverine World Wide, Inc.	56,560	1,242

		8,383

Asset Management - 0.7%
Acacia Research Corp.*	28,967	188
Associated Capital Group, Inc., Class A	2,562	84
B. Riley Financial, Inc.	5,478	101
Calamos Asset Management, Inc., Class A	9,919	85
Cohen & Steers, Inc.	12,338	415
Diamond Hill Investment Group, Inc.	1,780	374
Fifth Street Asset Management, Inc.	3,402	23
Financial Engines, Inc.	31,271	1,149
GAMCO Investors, Inc., Class A	2,593	80
Hennessy Advisors, Inc.	1,684	53
Janus Capital Group, Inc.	84,430	1,120
Kennedy-Wilson Holdings, Inc.	47,951	983
Ladenburg Thalmann Financial Services, Inc.*	57,686	141
Manning & Napier, Inc.	8,732	66
Medley Management, Inc., Class A	3,439	34
OM Asset Management PLC	23,420	340
Oppenheimer Holdings, Inc., Class A	6,016	112
Pzena Investment Management, Inc., Class A	9,046	101
Real Industry, Inc.*	15,751	96
Safeguard Scientifics, Inc.*	11,387	153
Silvercrest Asset Management Group, Inc., Class A	4,158	55
Tiptree Financial, Inc., Class A	13,867	85
Virtus Investment Partners, Inc.	2,649	313
Waddell & Reed Financial, Inc., Class A	46,284	903
Westwood Holdings Group, Inc.	4,698	282
Wins Finance Holdings, Inc.*	350	63
WisdomTree Investments, Inc.	66,786	744

		8,143

Automotive - 1.1%
American Axle & Manufacturing Holdings, Inc.*	44,593	861
Cooper Tire & Rubber Co.	32,320	1,256
Cooper-Standard Holdings, Inc.*	8,618	891
Dana, Inc.	87,091	1,653
Dorman Products, Inc.*	15,458	1,129
Federal-Mogul Holdings Corp.*	17,912	185
Gentherm, Inc.*	21,159	716
Horizon Global Corp.*	10,843	260
Metaldyne Performance Group, Inc.	8,740	201
Methode Electronics, Inc.	21,235	878
Miller Industries, Inc.	6,287	166
Modine Manufacturing Co.*	27,671	412
Motorcar Parts of America, Inc.*	10,704	288
Standard Motor Products, Inc.	12,605	671
Strattec Security Corp.	2,048	83
Superior Industries International, Inc.	14,818	390

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Automotive - 1.1% continued
Tenneco, Inc.*	32,933	$2,057
Tower International, Inc.	12,201	346
Unique Fabricating, Inc.	3,820	56

		12,499

Banking - 13.2%
1st Source Corp.	9,184	410
Access National Corp.	4,823	134
ACNB Corp.	3,473	109
Allegiance Bancshares, Inc.*	6,401	231
American National Bankshares, Inc.	4,755	165
Ameris Bancorp*	19,771	862
Ames National Corp.	4,715	156
Arrow Financial Corp.	6,853	278
Astoria Financial Corp.	53,597	1,000
Atlantic Capital Bancshares, Inc.*	10,060	191
Banc of California, Inc.	28,234	490
BancFirst Corp.	4,592	427
Banco Latinoamericano de Comercio Exterior S.A.	17,655	520
Bancorp (The), Inc.*	29,197	229
BancorpSouth, Inc.	50,626	1,572
Bank Mutual Corp.	23,240	220
Bank of Marin Bancorp	3,487	243
Bank of NT Butterfield & Son (The) Ltd.	7,356	231
Bank of the Ozarks, Inc.	51,834	2,726
BankFinancial Corp.	8,704	129
Bankwell Financial Group, Inc.	3,336	108
Banner Corp.	17,458	974
Bar Harbor Bankshares	3,455	164
Bear State Financial, Inc.	10,541	107
Beneficial Bancorp, Inc.	40,583	747
Berkshire Hills Bancorp, Inc.	19,572	721
Blue Hills Bancorp, Inc.	14,296	268
BNC Bancorp	23,586	752
BofI Holding, Inc.*	34,929	997
Boston Private Financial Holdings, Inc.	47,874	792
Bridge Bancorp, Inc.	10,867	412
Brookline Bancorp, Inc.	40,468	664
Bryn Mawr Bank Corp.	9,693	409
BSB Bancorp, Inc.*	4,653	135
C&F Financial Corp.	1,874	93
California First National Bancorp	700	11
Camden National Corp.	9,039	402
Capital Bank Financial Corp., Class A	14,234	559
Capital City Bank Group, Inc.	6,742	138
Capitol Federal Financial, Inc.	73,992	1,218
Capstar Financial Holdings, Inc.*	1,787	39
Cardinal Financial Corp.	18,471	606
Carolina Financial Corp.	5,977	184
Cascade Bancorp*	18,998	154
Cathay General Bancorp	43,399	1,650
CenterState Banks, Inc.	26,971	679
Central Pacific Financial Corp.	17,624	554
Central Valley Community Bancorp	5,109	102
Century Bancorp, Inc., Class A	1,829	110
Charter Financial Corp.	7,725	129
Chemical Financial Corp.	38,444	2,082
Chemung Financial Corp.	1,830	67
Citizens & Northern Corp.	6,879	180
City Holding Co.	8,547	578
Clifton Bancorp, Inc.	12,782	216
CNB Financial Corp.	8,016	214
CoBiz Financial, Inc.	21,744	367
Codorus Valley Bancorp, Inc.	4,705	135
Columbia Banking System, Inc.	33,940	1,516
Community Bank System, Inc.	25,096	1,551
Community Trust Bancorp, Inc.	9,037	448
ConnectOne Bancorp, Inc.	16,698	433
County Bancorp, Inc.	2,821	76
CU Bancorp*	9,678	346
Customers Bancorp, Inc.*	14,148	507
CVB Financial Corp.	59,178	1,357
Dime Community Bancshares, Inc.	18,234	366
Eagle Bancorp, Inc.*	17,876	1,090
Enterprise Bancorp, Inc.	5,243	197
Enterprise Financial Services Corp.	11,190	481
Equity Bancshares, Inc., Class A*	2,942	99
ESSA Bancorp, Inc.	4,751	75
EverBank Financial Corp.	59,820	1,163
Farmers Capital Bank Corp.*	4,276	180
Farmers National Banc Corp.	14,464	205
FB Financial Corp.*	3,996	104
FCB Financial Holdings, Inc., Class A*	17,405	830
Fidelity Southern Corp.	12,120	287
Financial Institutions, Inc.	7,993	273
First Bancorp	11,526	313

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 13.2% continued
First BanCorp*	70,261	$464
First Bancorp, Inc.	5,857	194
First Busey Corp.	18,218	561
First Business Financial Services, Inc.	4,794	114
First Citizens BancShares, Inc., Class A	4,421	1,569
First Commonwealth Financial Corp.	51,841	735
First Community Bancshares, Inc.	9,139	275
First Community Financial Partners, Inc.*	7,918	93
First Connecticut Bancorp, Inc.	8,546	194
First Defiance Financial Corp.	5,099	259
First Financial Bancorp	35,672	1,015
First Financial Bankshares, Inc.	37,262	1,684
First Financial Corp.	5,858	309
First Financial Northwest, Inc.	4,549	90
First Foundation, Inc.*	7,668	219
First Internet Bancorp	3,040	97
First Interstate BancSystem, Inc., Class A	11,517	490
First Merchants Corp.	23,792	896
First Mid-Illinois Bancshares, Inc.	4,598	156
First Midwest Bancorp, Inc.	46,902	1,183
First NBC Bank Holding Co.*	9,686	71
First Northwest Bancorp*	6,405	100
First of Long Island (The) Corp.	12,483	356
Flushing Financial Corp.	16,235	477
FNB Corp.	122,705	1,967
Franklin Financial Network, Inc.*	6,818	285
Fulton Financial Corp.	100,297	1,886
German American Bancorp, Inc.	8,302	437
Glacier Bancorp, Inc.	44,501	1,612
Great Southern Bancorp, Inc.	6,494	355
Great Western Bancorp, Inc.	34,495	1,504
Green Bancorp, Inc.*	12,122	184
Greene County Bancorp, Inc.	1,789	41
Guaranty Bancorp	9,262	224
Hancock Holding Co.	45,215	1,949
Hanmi Financial Corp.	18,256	637
HarborOne Bancorp, Inc.*	8,501	164
Heartland Financial USA, Inc.	13,626	654
Heritage Commerce Corp.	15,484	223
Heritage Financial Corp.	17,490	450
Heritage Oaks Bancorp	13,994	173
Hilltop Holdings, Inc.	43,649	1,301
Hingham Institution for Savings	817	161
Home Bancorp, Inc.	3,359	130
Home BancShares, Inc.	70,669	1,962
HomeTrust Bancshares, Inc.*	9,634	250
Hope Bancorp, Inc.	74,960	1,641
Horizon Bancorp	11,681	327
IBERIABANK Corp.	25,967	2,175
Independent Bank Corp.	15,074	1,062
Independent Bank Corp. (Berlin Exchange)	11,872	258
Independent Bank Group, Inc.	6,473	404
International Bancshares Corp.	31,926	1,303
Investors Bancorp, Inc.	173,220	2,416
Kearny Financial Corp.	50,215	781
Lake Sunapee Bank Group	4,580	108
Lakeland Bancorp, Inc.	22,929	447
Lakeland Financial Corp.	14,030	664
LCNB Corp.	5,117	119
LegacyTexas Financial Group, Inc.	25,893	1,115
Live Oak Bancshares, Inc.	11,431	211
Macatawa Bank Corp.	15,426	161
MainSource Financial Group, Inc.	13,668	470
MB Financial, Inc.	44,256	2,090
MBT Financial Corp.	10,370	118
Mercantile Bank Corp.*	9,329	352
Merchants Bancshares, Inc.	3,449	187
Meridian Bancorp, Inc.	28,138	532
Middleburg Financial Corp.	2,726	95
Midland States Bancorp, Inc.	2,141	77
MidWestOne Financial Group, Inc.	4,991	188
MutualFirst Financial, Inc.	3,174	105
National Bank Holdings Corp., Class A	13,837	441
National Bankshares, Inc.	3,833	167
National Commerce Corp.*	4,946	184
NBT Bancorp, Inc.	24,867	1,041
Nicolet Bankshares, Inc.*	4,500	215
Northfield Bancorp, Inc.	24,638	492
Northrim BanCorp, Inc.	3,928	124
Northwest Bancshares, Inc.	55,512	1,001
OceanFirst Financial Corp.	14,966	449
OFG Bancorp	25,556	335
Old Line Bancshares, Inc.	4,880	117
Old National Bancorp	77,344	1,404
Old Second Bancorp, Inc.	16,920	187
Opus Bank	9,976	300

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 13.2% continued
Oritani Financial Corp.	22,488	$422
Orrstown Financial Services, Inc.	4,316	97
Pacific Continental Corp.	11,968	261
Pacific Mercantile Bancorp*	8,971	65
Pacific Premier Bancorp, Inc.*	15,913	563
Park National Corp.	7,748	927
Park Sterling Corp.	29,842	322
Peapack Gladstone Financial Corp.	9,184	284
Penns Woods Bancorp, Inc.	2,657	134
Peoples Bancorp, Inc.	9,370	304
Peoples Financial Services Corp.	4,068	198
People’s Utah Bancorp	7,575	203
Pinnacle Financial Partners, Inc.	25,186	1,745
Preferred Bank	7,030	368
Premier Financial Bancorp, Inc.*	5,440	109
PrivateBancorp, Inc.	45,844	2,484
Prosperity Bancshares, Inc.	39,101	2,807
Provident Bancorp, Inc.*	2,654	47
Provident Financial Holdings, Inc.	3,872	78
Provident Financial Services, Inc.	35,579	1,007
QCR Holdings, Inc.	7,090	307
Renasant Corp.	23,877	1,008
Republic Bancorp, Inc., Class A	5,652	223
Republic First Bancorp, Inc.*	29,864	249
S&T Bancorp, Inc.	19,920	778
Sandy Spring Bancorp, Inc.	13,754	550
Seacoast Banking Corp. of Florida*	17,249	381
ServisFirst Bancshares, Inc.	26,831	1,005
Shore Bancshares, Inc.	7,261	111
SI Financial Group, Inc.	6,516	100
Sierra Bancorp	6,709	178
Simmons First National Corp., Class A	17,132	1,065
South State Corp.	13,806	1,207
Southern First Bancshares, Inc.*	3,329	120
Southern Missouri Bancorp, Inc.	3,422	121
Southern National Bancorp of Virginia, Inc.	6,499	106
Southside Bancshares, Inc.	15,372	579
Southwest Bancorp, Inc.	10,738	311
State Bank Financial Corp.	20,394	548
Sterling Bancorp	74,055	1,733
Stock Yards Bancorp, Inc.	12,437	584
Stonegate Bank	7,110	297
Suffolk Bancorp*	6,697	287
Summit Financial Group, Inc.	4,863	134
Sun Bancorp, Inc.	6,292	164
Territorial Bancorp, Inc.	4,236	139
Texas Capital Bancshares, Inc.*	29,070	2,279
Tompkins Financial Corp.	8,430	797
Towne Bank	32,507	1,081
TriCo Bancshares	11,896	407
TriState Capital Holdings, Inc.*	12,626	279
Triumph Bancorp, Inc.*	8,880	232
TrustCo Bank Corp. NY	53,332	467
Trustmark Corp.	39,344	1,403
UMB Financial Corp.	26,189	2,020
Umpqua Holdings Corp.	128,992	2,422
Union Bankshares Corp.	25,172	900
Union Bankshares, Inc.	2,279	104
United Bankshares, Inc.	38,344	1,773
United Community Banks, Inc.	40,828	1,209
United Community Financial Corp.	27,108	242
United Financial Bancorp, Inc.	29,727	540
Univest Corp. of Pennsylvania	14,444	446
Valley National Bancorp	144,515	1,682
Veritex Holdings, Inc.*	4,834	129
Washington Federal, Inc.	52,998	1,820
Washington Trust Bancorp, Inc.	8,677	486
WashingtonFirst Bankshares, Inc.	4,929	143
Waterstone Financial, Inc.	14,870	274
Webster Financial Corp.	53,591	2,909
WesBanco, Inc.	23,379	1,007
West Bancorporation, Inc.	9,599	237
Westamerica Bancorporation	14,368	904
Western New England Bancorp, Inc.	14,570	136
Wintrust Financial Corp.	30,053	2,181
WSFS Financial Corp.	16,669	773
Xenith Bankshares, Inc.*	4,504	127
Yadkin Financial Corp.	29,117	998

		147,067

Biotechnology & Pharmaceuticals - 5.7%
Acceleron Pharma, Inc.*	16,016	409
AcelRx Pharmaceuticals, Inc.*	20,599	54
Aceto Corp.	17,151	377
Achillion Pharmaceuticals, Inc.*	69,388	287
Aclaris Therapeutics, Inc.*	5,841	158
Acorda Therapeutics, Inc.*	25,335	476

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 5.7% continued
Adamas Pharmaceuticals, Inc.*	9,730	$164
Aduro Biotech, Inc.*	20,664	236
Advaxis, Inc.*	21,376	153
Adverum Biotechnologies, Inc.*	13,333	39
Aerie Pharmaceuticals, Inc.*	16,826	637
Aevi Genomic Medicine, Inc.*	16,450	85
Agenus, Inc.*	41,982	173
Agile Therapeutics, Inc.*	8,398	48
Aimmune Therapeutics, Inc.*	15,318	313
Akebia Therapeutics, Inc.*	20,924	218
Albany Molecular Research, Inc.*	15,320	287
Alder Biopharmaceuticals, Inc.*	27,390	570
AMAG Pharmaceuticals, Inc.*	20,505	714
Amicus Therapeutics, Inc.*	82,614	411
Amphastar Pharmaceuticals, Inc.*	20,970	386
Ampio Pharmaceuticals, Inc.*	25,567	23
Anavex Life Sciences Corp.*	19,022	75
ANI Pharmaceuticals, Inc.*	4,655	282
Anika Therapeutics, Inc.*	8,339	408
Anthera Pharmaceuticals, Inc.*	22,078	14
Applied Genetic Technologies Corp.*	7,432	69
Aptevo Therapeutics, Inc.*	9,437	23
Aratana Therapeutics, Inc.*	19,412	139
Ardelyx, Inc.*	18,153	258
Arena Pharmaceuticals, Inc.*	146,389	208
Argos Therapeutics, Inc.*	9,542	47
ARIAD Pharmaceuticals, Inc.*	103,280	1,285
Array BioPharma, Inc.*	98,378	865
Arrowhead Pharmaceuticals, Inc.*	35,814	55
Asterias Biotherapeutics, Inc.*	13,293	61
Atara Biotherapeutics, Inc.*	13,522	192
Athersys, Inc.*	44,301	68
Audentes Therapeutics, Inc.*	3,338	61
Avexis, Inc.*	2,924	140
Axovant Sciences Ltd.*	14,240	177
Axsome Therapeutics, Inc.*	6,476	44
Bellicum Pharmaceuticals, Inc.*	12,233	167
BioCryst Pharmaceuticals, Inc.*	43,368	274
Bio-Path Holdings, Inc.*	48,254	65
BioSpecifics Technologies Corp.*	3,189	178
BioTime, Inc.*	39,442	142
Bluebird Bio, Inc.*	23,764	1,466
Blueprint Medicines Corp.*	11,746	329
Cambrex Corp.*	18,559	1,001
Cara Therapeutics, Inc.*	12,563	117
Celldex Therapeutics, Inc.*	56,168	199
Cellular Biomedicine Group, Inc.*	7,090	93
Cempra, Inc.*	25,945	73
ChemoCentryx, Inc.*	13,840	102
Chimerix, Inc.*	25,396	117
ChromaDex Corp.*	16,699	55
Cidara Therapeutics, Inc.*	7,871	82
Clearside Biomedical, Inc.*	4,792	43
Clovis Oncology, Inc.*	18,522	823
Coherus Biosciences, Inc.*	17,398	490
Collegium Pharmaceutical, Inc.*	9,784	152
Concert Pharmaceuticals, Inc.*	9,194	95
Corcept Therapeutics, Inc.*	43,976	319
Corvus Pharmaceuticals, Inc.*	1,964	28
Curis, Inc.*	66,618	205
Cytokinetics, Inc.*	19,937	242
CytomX Therapeutics, Inc.*	11,904	131
CytRx Corp.*	66,190	25
Depomed, Inc.*	35,619	642
Dermira, Inc.*	14,366	436
Dimension Therapeutics, Inc.*	7,145	31
Durect Corp.*	77,601	104
Dynavax Technologies Corp.*	22,623	89
Eagle Pharmaceuticals, Inc.*	5,166	410
Edge Therapeutics, Inc.*	9,475	118
Editas Medicine, Inc.*	3,859	63
Egalet Corp.*	12,911	99
Eiger BioPharmaceuticals, Inc.*	2,028	24
Emergent BioSolutions, Inc.*	19,130	628
Enanta Pharmaceuticals, Inc.*	9,215	309
Endocyte, Inc.*	20,192	51
Epizyme, Inc.*	23,426	283
Esperion Therapeutics, Inc.*	8,349	105
Exelixis, Inc.*	132,709	1,979
FibroGen, Inc.*	30,606	655
Five Prime Therapeutics, Inc.*	15,859	795
Flex Pharma, Inc.*	6,203	33
Flexion Therapeutics, Inc.*	15,870	302
Fortress Biotech, Inc.*	19,998	54
Galena Biopharma, Inc.*	5,333	10
Geron Corp.*	87,453	181

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 5.7% continued
Global Blood Therapeutics, Inc.*	9,882	$143
GlycoMimetics, Inc.*	5,987	36
Halozyme Therapeutics, Inc.*	63,715	629
Heron Therapeutics, Inc.*	18,492	242
Heska Corp.*	3,520	252
Horizon Pharma PLC*	94,180	1,524
Idera Pharmaceuticals, Inc.*	62,171	93
Ignyta, Inc.*	17,209	91
Immune Design Corp.*	8,341	46
ImmunoGen, Inc.*	49,369	101
Immunomedics, Inc.*	57,928	213
Impax Laboratories, Inc.*	42,932	569
Infinity Pharmaceuticals, Inc.*	27,647	37
Innoviva, Inc.*	47,561	509
Inotek Pharmaceuticals Corp.*	10,197	62
Inovio Pharmaceuticals, Inc.*	38,486	267
Insmed, Inc.*	36,162	478
Insys Therapeutics, Inc.*	13,375	123
Intellia Therapeutics, Inc.*	4,081	53
Intersect ENT,Inc.*	14,817	179
Intra-Cellular Therapies, Inc.*	19,955	301
Ironwood Pharmaceuticals, Inc.*	75,537	1,155
Kadmon Holdings, Inc.*	4,717	25
Karyopharm Therapeutics, Inc.*	14,334	135
Keryx Biopharmaceuticals, Inc.*	45,959	269
Kite Pharma, Inc.*	22,882	1,026
La Jolla Pharmaceutical Co.*	8,262	145
Lannett Co., Inc.*	16,000	353
Lexicon Pharmaceuticals, Inc.*	24,675	341
Lifevantage Corp.*	8,009	65
Ligand Pharmaceuticals, Inc.*	11,113	1,129
Lion Biotechnologies, Inc.*	33,800	235
Lipocine, Inc.*	9,652	35
Loxo Oncology, Inc.*	7,773	250
MacroGenics, Inc.*	18,874	386
MannKind Corp.*	188,673	120
Medicines (The) Co.*	39,308	1,334
MediciNova, Inc.*	17,289	104
Merrimack Pharmaceuticals, Inc.*	71,339	291
Minerva Neurosciences, Inc.*	11,349	133
Mirati Therapeutics, Inc.*	6,812	32
Momenta Pharmaceuticals, Inc.*	38,327	577
MyoKardia, Inc.*	7,692	100
Myovant Sciences Ltd.*	6,314	79
NantKwest, Inc.*	9,750	56
Natural Health Trends Corp.	4,315	107
Nature’s Sunshine Products, Inc.	4,056	61
Nektar Therapeutics*	82,971	1,018
Neos Therapeutics, Inc.*	7,995	47
NewLink Genetics Corp.*	12,351	127
Novavax, Inc.*	157,062	198
Nutraceutical International Corp.	4,729	165
Ocular Therapeutix, Inc.*	10,675	89
Omega Protein Corp.*	12,760	320
Omeros Corp.*	24,053	239
OncoMed Pharmaceuticals, Inc.*	12,857	99
Ophthotech Corp.*	18,169	88
Organovo Holdings, Inc.*	50,616	172
Osiris Therapeutics, Inc.*	11,147	55
Otonomy, Inc.*	14,000	223
Pacira Pharmaceuticals, Inc.*	21,414	692
Paratek Pharmaceuticals, Inc.*	10,982	169
PDL BioPharma, Inc.	95,455	202
Pfenex, Inc.*	10,268	93
PharmAthene, Inc.*	36,304	118
Phibro Animal Health Corp., Class A	10,891	319
Portola Pharmaceuticals, Inc.*	28,782	646
Prestige Brands Holdings, Inc.*	30,959	1,613
Progenics Pharmaceuticals, Inc.*	40,295	348
Protagonist Therapeutics, Inc.*	4,411	97
Proteostasis Therapeutics, Inc.*	4,306	53
Prothena Corp. PLC*	20,259	997
PTC Therapeutics, Inc.*	19,325	211
Puma Biotechnology, Inc.*	16,326	501
Ra Pharmaceuticals, Inc.*	4,874	74
Radius Health, Inc.*	18,430	701
Reata Pharmaceuticals, Inc., Class A*	3,315	72
REGENXBIO, Inc.*	11,816	219
Regulus Therapeutics, Inc.*	22,617	51
Retrophin, Inc.*	21,419	405
Revance Therapeutics, Inc.*	12,152	252
Rigel Pharmaceuticals, Inc.*	58,124	138
Sage Therapeutics, Inc.*	17,715	905
Sangamo BioSciences, Inc.*	40,750	124
Sarepta Therapeutics, Inc.*	29,143	799
SciClone Pharmaceuticals, Inc.*	29,544	319

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 5.7% continued
Selecta Biosciences, Inc.*	2,554	$44
Senseonics Holdings, Inc.*	16,273	43
Seres Therapeutics, Inc.*	10,374	103
Sorrento Therapeutics, Inc.*	15,499	76
Spark Therapeutics, Inc.*	11,177	558
Spectrum Pharmaceuticals, Inc.*	45,049	200
Stemline Therapeutics, Inc.*	10,093	108
Sucampo Pharmaceuticals, Inc., Class A*	13,940	189
Supernus Pharmaceuticals, Inc.*	27,596	697
Syndax Pharmaceuticals, Inc.*	2,769	20
Synergy Pharmaceuticals, Inc.*	106,518	649
Synthetic Biologics, Inc.*	44,148	34
Synutra International, Inc.*	11,399	61
Syros Pharmaceuticals, Inc.*	2,705	33
Teligent, Inc.	24,303	161
TESARO, Inc.*	16,697	2,245
Tetraphase Pharmaceuticals, Inc.*	19,772	80
TG Therapeutics, Inc.*	22,835	106
TherapeuticsMD, Inc.*	87,689	506
Theravance Biopharma, Inc.*	23,427	747
Titan Pharmaceuticals, Inc.*	10,924	44
Tokai Pharmaceuticals, Inc.*	5,289	5
Trevena, Inc.*	26,074	153
Ultragenyx Pharmaceutical, Inc.*	21,040	1,479
USANA Health Sciences, Inc.*	6,104	374
Vanda Pharmaceuticals, Inc.*	21,331	340
Versartis, Inc.*	18,693	278
Vital Therapies, Inc.*	14,911	65
Voyager Therapeutics, Inc.*	6,838	87
vTv Therapeutics, Inc., Class A*	4,422	21
WaVe Life Sciences Ltd.*	4,301	112
XBiotech, Inc.*	10,183	103
Xencor, Inc.*	21,059	554
Zafgen, Inc.*	13,318	42
ZIOPHARM Oncology, Inc.*	71,317	382
Zogenix, Inc.*	14,699	179

		63,430

Chemicals - 2.7%
A. Schulman, Inc.	16,834	563
AgroFresh Solutions, Inc.*	12,798	34
American Vanguard Corp.	16,449	315
Balchem Corp.	18,368	1,541
Calgon Carbon Corp.	29,386	500
Chemours (The) Co.	106,996	2,364
Chemtura Corp.*	37,113	1,232
Codexis, Inc.*	19,536	90
CSW Industrials, Inc.*	8,391	309
Ferro Corp.*	48,832	700
FutureFuel Corp.	14,852	206
GCP Applied Technologies, Inc.*	41,309	1,105
H.B. Fuller Co.	29,227	1,412
Hawkins, Inc.	5,580	301
Ingevity Corp.*	24,865	1,364
Innophos Holdings, Inc.	11,281	590
Innospec, Inc.	13,731	941
KMG Chemicals, Inc.	5,304	206
Koppers Holdings, Inc.*	11,812	476
Kraton Corp.*	17,232	491
Kronos Worldwide, Inc.	12,689	151
Landec Corp.*	15,848	219
LSB Industries, Inc.*	12,436	105
Lydall, Inc.*	9,711	601
Materion Corp.	11,706	464
Minerals Technologies, Inc.	20,226	1,562
Oil-Dri Corp. of America	2,982	114
Olin Corp.	96,684	2,476
OMNOVA Solutions, Inc.*	24,800	248
PolyOne Corp.	48,991	1,570
Quaker Chemical Corp.	7,530	963
Rayonier Advanced Materials, Inc.	24,931	385
Sensient Technologies Corp.	25,948	2,039
Stepan Co.	11,459	934
Trecora Resources*	11,446	158
Trinseo S.A.	15,834	939
Tronox Ltd., Class A	38,096	393
Univar, Inc.*	24,963	708
Valhi, Inc.	15,993	55
WD-40 Co.	8,199	958

		29,782

Commercial Services - 2.7%
ABM Industries, Inc.	32,503	1,327
AdvancePierre Foods Holdings, Inc.	12,580	375
Advisory Board (The) Co.*	24,042	799
Alarm.com Holdings, Inc.	5,977	166
AMN Healthcare Services, Inc.*	27,631	1,062

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Commercial Services - 2.7% continued
ARC Document Solutions, Inc.*	23,833	$121
Ascent Capital Group, Inc., Class A*	5,937	97
Barrett Business Services, Inc.	4,065	261
Brady Corp., Class A	26,642	1,000
Brink’s (The) Co.	26,298	1,085
Care.com, Inc.*	8,524	73
CBIZ, Inc.*	28,860	395
CEB, Inc.	18,786	1,138
Cimpress N.V.*	14,652	1,342
Collectors Universe, Inc.	4,333	92
CorVel Corp.*	5,743	210
CRA International, Inc.	4,746	174
Cross Country Healthcare, Inc.*	18,440	288
Deluxe Corp.	28,530	2,043
Ennis, Inc.	15,383	267
Franklin Covey Co.*	5,975	120
FTI Consulting, Inc.*	24,240	1,093
G&K Services, Inc., Class A	11,320	1,092
GP Strategies Corp.*	7,649	219
Hackett Group (The), Inc.	12,947	229
Healthcare Services Group, Inc.	41,078	1,609
Heidrick & Struggles International, Inc.	10,663	258
Hill International, Inc.*	18,131	79
HMS Holdings Corp.*	49,035	891
Huron Consulting Group, Inc.*	12,702	643
Information Services Group, Inc.*	18,151	66
Insperity, Inc.	9,097	645
Kelly Services, Inc., Class A	17,197	394
Kforce, Inc.	14,187	328
Korn/Ferry International	33,391	983
LifeLock, Inc.*	49,327	1,180
National Research Corp., Class A	4,961	94
Navigant Consulting, Inc.*	27,556	721
On Assignment, Inc.*	29,728	1,313
Patriot National, Inc.*	6,768	32
Quad/Graphics, Inc.	16,953	456
Resources Connection, Inc.	20,683	398
RPX Corp.*	28,892	312
Sotheby’s*	28,760	1,146
SP Plus Corp.*	10,099	284
TriNet Group, Inc.*	24,712	633
TrueBlue, Inc.*	24,438	602
UniFirst Corp.	8,812	1,266
Vectrus, Inc.*	6,060	145
Viad Corp.	11,735	518

		30,064

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	20,223	417
Apogee Enterprises, Inc.	16,600	889
Boise Cascade Co.*	22,913	516
Continental Building Products, Inc.*	20,811	481
Deltic Timber Corp.	6,274	483
Forterra, Inc.*	11,076	240
Headwaters, Inc.*	42,618	1,002
Louisiana-Pacific Corp.*	84,239	1,595
Patrick Industries, Inc.*	8,422	643
Ply Gem Holdings, Inc.*	13,104	213
Smart Sand, Inc.*	7,035	116
Summit Materials, Inc., Class A*	44,814	1,066
Trex Co., Inc.*	17,210	1,108
United States Lime & Minerals, Inc.*	1,056	80
Universal Forest Products, Inc.	11,591	1,184
US Concrete, Inc.*	8,397	550

		10,583

Consumer Products - 2.2%
Alico, Inc.	2,118	57
Alliance One International, Inc.*	4,849	93
Amplify Snack Brands, Inc.*	17,017	150
Avon Products, Inc.*	257,319	1,297
B&G Foods, Inc.	38,374	1,681
Boston Beer (The) Co., Inc., Class A*	5,151	875
Cal-Maine Foods, Inc.	18,163	802
Central Garden & Pet Co.*	5,866	194
Central Garden & Pet Co., Class A*	19,686	608
Clearwater Paper Corp.*	9,966	653
Coca-Cola Bottling Co. Consolidated	2,743	491
Craft Brew Alliance, Inc.*	7,384	125
Darling Ingredients, Inc.*	95,847	1,237
Dean Foods Co.	53,476	1,165
elf Beauty, Inc.*	5,762	167
Farmer Brothers Co.*	4,864	178
Fresh Del Monte Produce, Inc.	18,857	1,143
Helen of Troy Ltd.*	16,342	1,380
HRG Group, Inc.*	69,094	1,075
Inter Parfums, Inc.	10,213	334

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Consumer Products - 2.2% continued
Inventure Foods, Inc.*	10,611	$105
J&J Snack Foods Corp.	8,758	1,169
John B. Sanfilippo & Son, Inc.	4,922	346
Lancaster Colony Corp.	10,950	1,548
Lifeway Foods, Inc.*	2,538	29
Limoneira Co.	6,659	143
MGP Ingredients, Inc.	7,382	369
National Beverage Corp.	6,911	353
Orchids Paper Products Co.	5,488	144
Primo Water Corp.*	12,196	150
Revlon, Inc., Class A*	6,919	202
Sanderson Farms, Inc.	11,675	1,100
Seaboard Corp.*	156	617
Seneca Foods Corp., Class A*	3,788	152
Snyder’s-Lance, Inc.	46,946	1,800
Tejon Ranch Co.*	8,059	205
TerraVia Holdings, Inc.*	43,637	50
Tootsie Roll Industries, Inc.	10,156	404
Turning Point Brands, Inc.*	3,477	43
Universal Corp.	12,976	827
Vector Group Ltd.	54,102	1,230

		24,691

Consumer Services - 1.1%
Aaron’s, Inc.	38,389	1,228
American Public Education, Inc.*	9,129	224
Apollo Education Group, Inc.*	50,356	499
Bridgepoint Education, Inc.*	10,654	108
Bright Horizons Family Solutions, Inc.*	25,627	1,794
Cambium Learning Group, Inc.*	6,958	35
Capella Education Co.	6,624	582
Career Education Corp.*	38,902	393
Carriage Services, Inc.	8,308	238
DeVry Education Group, Inc.	36,490	1,138
Grand Canyon Education, Inc.*	26,245	1,534
K12, Inc.*	19,783	339
Matthews International Corp., Class A	18,660	1,434
Medifast, Inc.	6,135	255
Nutrisystem, Inc.	17,000	589
Regis Corp.*	21,618	314
Rent-A-Center, Inc.	30,446	343
Strayer Education, Inc.*	6,131	494
Weight Watchers International, Inc.*	16,123	185

		11,726

Containers & Packaging - 0.3%
AEP Industries, Inc.	2,326	270
Greif, Inc., Class A	15,018	771
Greif, Inc., Class B	3,336	225
KapStone Paper and Packaging Corp.	50,437	1,112
Multi Packaging Solutions International Ltd.*	12,411	177
Multi-Color Corp.	7,994	620
Myers Industries, Inc.	12,455	178
Tredegar Corp.	14,940	359
UFP Technologies, Inc.*	3,750	96

		3,808

Design, Manufacturing & Distribution - 0.6%
Benchmark Electronics, Inc.*	28,815	879
CTS Corp.	18,132	406
Fabrinet*	20,467	825
Plexus Corp.*	19,318	1,044
Sanmina Corp.*	42,892	1,572
Tech Data Corp.*	20,431	1,730

		6,456

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	15,807	707
Calavo Growers, Inc.	8,969	551
Chefs’ Warehouse (The), Inc.*	11,611	183
Core-Mark Holding Co., Inc.	26,684	1,149
Performance Food Group Co.*	21,672	520
United Natural Foods, Inc.*	28,929	1,381

		4,491

Distributors - Discretionary - 0.5%
Bassett Furniture Industries, Inc.	5,952	181
ePlus, Inc.*	3,652	421
Essendant, Inc.	21,769	455
FTD Cos., Inc.*	10,219	244
G-III Apparel Group Ltd.*	25,251	746
Insight Enterprises, Inc.*	21,405	865
PC Connection, Inc.	6,864	193
ScanSource, Inc.*	14,551	587
SYNNEX Corp.	17,057	2,064
Systemax, Inc.	6,261	55
Veritiv Corp.*	4,869	262

		6,073

Electrical Equipment - 1.4%
AAON, Inc.	23,680	783

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Electrical Equipment - 1.4% continued
Allied Motion Technologies, Inc.	3,405	$73
Argan, Inc.	7,752	547
Babcock & Wilcox Enterprises, Inc.*	26,453	439
Badger Meter, Inc.	16,383	605
Bel Fuse, Inc., Class B	5,500	170
Belden, Inc.	24,488	1,831
Chase Corp.	4,181	349
CompX International, Inc.	850	14
Energous Corp.*	8,638	146
ESCO Technologies, Inc.	14,749	836
FARO Technologies, Inc.*	9,829	354
Generac Holdings, Inc.*	38,156	1,554
General Cable Corp.	28,433	542
Itron, Inc.*	19,511	1,226
Kimball Electronics, Inc.*	16,342	297
Landauer, Inc.	5,665	272
Littelfuse, Inc.	12,921	1,961
LSI Industries, Inc.	13,999	136
Mesa Laboratories, Inc.	1,790	220
NL Industries, Inc.*	3,800	31
Novanta, Inc.*	18,711	393
OSI Systems, Inc.*	10,274	782
Powell Industries, Inc.	5,081	198
Preformed Line Products Co.	1,449	84
SPX Corp.*	24,427	579
Stoneridge, Inc.*	15,532	275
Watts Water Technologies, Inc., Class A	16,161	1,054

		15,751

Engineering & Construction Services - 1.2%
Comfort Systems USA, Inc.	21,793	726
Dycom Industries, Inc.*	17,841	1,432
EMCOR Group, Inc.	35,331	2,500
EnerNOC, Inc.*	15,266	92
Exponent, Inc.	14,873	897
Granite Construction, Inc.	23,080	1,269
Great Lakes Dredge & Dock Corp.*	34,058	143
IES Holdings, Inc.*	4,583	88
Installed Building Products, Inc.*	11,698	483
Kratos Defense & Security Solutions, Inc.*	34,121	253
Layne Christensen Co.*	10,606	115
MasTec, Inc.*	38,661	1,479
Mistras Group, Inc.*	10,179	261
MYR Group, Inc.*	8,801	332
NV5 Global, Inc.*	4,289	143
Orion Group Holdings, Inc.*	15,120	150
Primoris Services Corp.	23,763	541
Team, Inc.*	16,890	663
TopBuild Corp.*	22,581	804
TRC Cos., Inc.*	11,158	118
Tutor Perini Corp.*	22,202	622
VSE Corp.	4,999	194
Willbros Group, Inc.*	25,261	82

		13,387

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,615	819
P.H. Glatfelter Co.	25,408	607
Schweitzer-Mauduit International, Inc.	17,576	800

		2,226

Gaming, Lodging & Restaurants - 2.8%
Belmond Ltd., Class A*	49,197	657
Biglari Holdings, Inc.*	598	283
BJ’s Restaurants, Inc.*	13,719	539
Bloomin’ Brands, Inc.	60,793	1,096
Bob Evans Farms, Inc.	11,551	615
Bojangles’,Inc.*	5,702	106
Boyd Gaming Corp.*	47,978	968
Buffalo Wild Wings, Inc.*	11,048	1,706
Caesars Acquisition Co., Class A*	28,116	380
Caesars Entertainment Corp.*	33,037	281
Carrols Restaurant Group, Inc.*	20,398	311
Century Casinos, Inc.*	12,408	102
Cheesecake Factory (The), Inc.	26,518	1,588
Churchill Downs, Inc.	7,858	1,182
Chuy’s Holdings, Inc.*	9,528	309
Cracker Barrel Old Country Store, Inc.	11,203	1,871
Dave & Buster’s Entertainment, Inc.*	22,130	1,246
Del Frisco’s Restaurant Group, Inc.*	13,751	234
Del Taco Restaurants, Inc.*	13,440	190
Denny’s Corp.*	44,315	569
DineEquity, Inc.	10,131	780
El Pollo Loco Holdings, Inc.*	11,798	145
Eldorado Resorts, Inc.*	16,560	281
Empire Resorts, Inc.*	1,664	38
Fiesta Restaurant Group, Inc.*	15,517	463
Fogo De Chao, Inc.*	2,760	40

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Gaming, Lodging & Restaurants - 2.8% continued
Golden Entertainment, Inc.	5,938	$72
Habit Restaurants (The), Inc., Class A*	7,847	135
ILG, Inc.	65,837	1,196
Isle of Capri Casinos, Inc.*	14,543	359
J. Alexander’s Holdings, Inc.*	7,567	81
Jack in the Box, Inc.	19,052	2,127
Jamba, Inc.*	7,497	77
Kona Grill, Inc.*	4,586	57
La Quinta Holdings, Inc.*	49,600	705
Lindblad Expeditions Holdings, Inc.*	8,557	81
Luby’s, Inc.*	11,254	48
Marriott Vacations Worldwide Corp.	13,080	1,110
Monarch Casino & Resort, Inc.*	6,210	160
Nathan’s Famous, Inc.*	1,776	115
Noodles & Co.*	6,779	28
Papa John’s International, Inc.	15,856	1,357
Penn National Gaming, Inc.*	43,875	605
Pinnacle Entertainment, Inc.*	31,457	456
Popeyes Louisiana Kitchen, Inc.*	12,019	727
Potbelly Corp.*	13,830	178
Red Lion Hotels Corp.*	8,269	69
Red Robin Gourmet Burgers, Inc.*	7,439	419
Red Rock Resorts, Inc., Class A	17,735	411
Ruby Tuesday, Inc.*	36,152	117
Ruth’s Hospitality Group, Inc.	18,493	338
Scientific Games Corp., Class A*	30,024	420
Shake Shack, Inc., Class A*	9,138	327
Sonic Corp.	25,917	687
Texas Roadhouse, Inc.	38,676	1,866
Wingstop, Inc.	9,150	271
Zoe’s Kitchen, Inc.*	11,323	272

		30,851

Hardware - 2.9%
3D Systems Corp.*	62,414	829
A10 Networks, Inc.*	25,676	213
Acacia Communications, Inc.*	3,050	188
ADTRAN, Inc.	28,930	647
Aerohive Networks, Inc.*	12,772	73
AVX Corp.	27,493	430
CalAmp Corp.*	21,014	305
Ciena Corp.*	80,204	1,958
Clearfield, Inc.*	6,658	138
Comtech Telecommunications Corp.	13,123	156
Control4 Corp.*	11,370	116
Cray, Inc.*	23,585	488
Daktronics, Inc.	21,789	233
Datalink Corp.*	11,555	130
Diebold Nixdorf, Inc.	39,895	1,003
Digimarc Corp.*	5,778	173
Eastman Kodak Co.*	10,088	156
Electronics For Imaging, Inc.*	27,426	1,203
EMCORE Corp.	15,167	132
ExOne (The) Co.*	6,210	58
Extreme Networks, Inc.*	61,225	308
Finisar Corp.*	62,763	1,900
Gigamon, Inc.*	18,891	860
GoPro, Inc., Class A*	59,311	517
Harmonic, Inc.*	44,798	224
IMAX Corp.*	34,380	1,080
Immersion Corp.*	17,241	183
Infinera Corp.*	82,150	697
InterDigital, Inc.	20,221	1,847
Ixia*	37,219	599
Knowles Corp.*	51,343	858
Kopin Corp.*	36,463	104
KVH Industries, Inc.*	8,541	101
Loral Space & Communications, Inc.*	7,510	308
Lumentum Holdings, Inc.*	29,505	1,140
Mercury Systems, Inc.*	22,627	684
NETGEAR, Inc.*	18,871	1,026
NetScout Systems, Inc.*	52,290	1,647
Nimble Storage, Inc.*	36,706	291
Numerex Corp., Class A*	7,962	59
Plantronics, Inc.	19,317	1,058
Pure Storage, Inc., Class A*	39,920	451
Quantenna Communications, Inc.*	4,029	73
Radisys Corp.*	20,735	92
ShoreTel, Inc.*	40,330	288
Silicom Ltd.	3,259	134
Sonus Networks, Inc.*	27,628	174
Stratasys Ltd.*	28,622	473
Super Micro Computer, Inc.*	22,419	629
Telenav, Inc.*	18,603	131
TTM Technologies, Inc.*	42,676	582
Ubiquiti Networks, Inc.*	15,207	879
Universal Electronics, Inc.*	8,315	537

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Hardware - 2.9% continued
ViaSat, Inc.*	30,197	$2,000
Viavi Solutions, Inc.*	136,710	1,118
Vicor Corp.*	9,882	149
Vishay Precision Group, Inc.*	7,031	133
Vocera Communications, Inc.*	14,591	270
ZAGG, Inc.*	16,169	115

		32,348

Health Care Facilities & Services - 2.2%
AAC Holdings, Inc.*	5,773	42
Addus HomeCare Corp.*	4,445	156
Adeptus Health, Inc., Class A*	8,036	61
Air Methods Corp.*	19,685	627
Almost Family, Inc.*	4,700	207
Amedisys, Inc.*	16,432	700
American Renal Associates Holdings, Inc.*	5,071	108
BioScrip, Inc.*	65,366	68
Capital Senior Living Corp.*	16,465	264
Chemed Corp.	9,418	1,511
Civitas Solutions, Inc.*	8,792	175
Community Health Systems, Inc.*	65,156	364
Diplomat Pharmacy, Inc.*	26,919	339
Ensign Group (The), Inc.	28,056	623
Enzo Biochem, Inc.*	22,975	159
Genesis Healthcare, Inc.*	22,138	94
HealthEquity, Inc.*	25,143	1,019
HealthSouth Corp.	51,690	2,132
Healthways, Inc.*	18,501	421
INC Research Holdings, Inc., Class A*	24,168	1,271
Independence Holding Co.	4,138	81
Invitae Corp.*	13,284	105
Kindred Healthcare, Inc.	49,379	388
LHC Group, Inc.*	8,837	404
Magellan Health, Inc.*	13,596	1,023
Medpace Holdings, Inc.*	4,734	171
Molina Healthcare, Inc.*	25,255	1,370
Natera, Inc.*	15,183	178
National HealthCare Corp.	6,577	498
NeoGenomics, Inc.*	30,984	266
Nobilis Health Corp.	32,316	68
Novan, Inc.*	2,835	77
OvaScience, Inc.*	18,287	28
Owens & Minor, Inc.	36,259	1,280
PAREXEL International Corp.*	30,652	2,014
PharMerica Corp.*	17,329	436
PRA Health Sciences, Inc.*	14,171	781
Providence Service (The) Corp.*	7,617	290
Quorum Health Corp.*	17,255	125
RadNet, Inc.*	22,655	146
Select Medical Holdings Corp.*	62,632	830
Surgery Partners, Inc.*	10,834	172
Surgical Care Affiliates, Inc.*	15,669	725
Team Health Holdings, Inc.*	39,604	1,721
Teladoc, Inc.*	12,076	199
Triple-S Management Corp., Class B*	13,608	282
U.S. Physical Therapy, Inc.	7,048	495
Universal American Corp.*	24,511	244

		24,738

Home & Office Products - 1.8%
ACCO Brands Corp.*	62,433	815
American Woodmark Corp.*	8,128	612
Armstrong Flooring, Inc.*	13,609	271
AV Homes, Inc.*	6,871	109
Beazer Homes USA, Inc.*	18,340	244
Caesarstone Ltd.*	13,878	398
Cavco Industries, Inc.*	4,966	496
Century Communities, Inc.*	8,873	186
CSS Industries, Inc.	5,101	138
Flexsteel Industries, Inc.	3,770	232
Green Brick Partners, Inc.*	13,599	137
Griffon Corp.	17,601	461
Herman Miller, Inc.	34,958	1,196
HNI Corp.	26,470	1,480
Hooker Furniture Corp.	6,680	253
Hovnanian Enterprises, Inc., Class A*	70,883	193
Interface, Inc.	37,980	705
iRobot Corp.*	15,599	912
KB Home	48,840	772
Kimball International, Inc., Class B	21,479	377
Knoll, Inc.	28,222	788
La-Z-Boy, Inc.	28,567	887
LGI Homes, Inc.*	8,973	258
Libbey, Inc.	12,770	248
Lifetime Brands, Inc.	6,171	110
M/I Homes, Inc.*	13,768	347
Masonite International Corp.*	17,712	1,165

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Home & Office Products - 1.8% continued
MDC Holdings, Inc.	24,258	$622
Meritage Homes Corp.*	22,317	777
NACCO Industries, Inc., Class A	2,278	206
New Home (The) Co., Inc.*	7,957	93
PGT Innovations, Inc.*	28,013	321
PICO Holdings, Inc.*	12,493	189
Quanex Building Products Corp.	19,988	406
St. Joe (The) Co.*	29,655	563
Steelcase, Inc., Class A	50,064	896
Taylor Morrison Home Corp., Class A*	17,684	341
TRI Pointe Group, Inc.*	86,673	995
UCP, Inc., Class A*	4,673	56
WCI Communities, Inc.*	12,563	295
William Lyon Homes, Class A*	13,904	265

		19,815

Industrial Services - 0.6%
Anixter International, Inc.*	16,938	1,373
Applied Industrial Technologies, Inc.	21,211	1,260
CAI International, Inc.*	9,399	81
DXP Enterprises, Inc.*	8,974	312
H&E Equipment Services, Inc.	18,418	428
Kaman Corp.	15,359	752
McGrath RentCorp	13,816	541
Neff Corp., Class A*	5,404	76
SiteOne Landscape Supply, Inc.*	6,786	236
Textainer Group Holdings Ltd.	12,967	97
Titan Machinery, Inc.*	10,238	149
Triton International Ltd.	23,563	372
Wesco Aircraft Holdings, Inc.*	32,231	482

		6,159

Institutional Financial Services - 0.8%
BGC Partners, Inc., Class A	127,200	1,301
Cowen Group, Inc., Class A*	14,864	230
Evercore Partners, Inc., Class A	22,822	1,568
FBR & Co.	3,638	47
GAIN Capital Holdings, Inc.	21,619	142
Greenhill & Co., Inc.	16,191	449
Houlihan Lokey, Inc.	7,154	223
INTL. FCStone, Inc.*	8,697	345
Investment Technology Group, Inc.	19,095	377
KCG Holdings, Inc., Class A*	30,865	409
Moelis & Co., Class A	10,887	369
Piper Jaffray Cos.*	8,404	609
PJT Partners, Inc., Class A	10,327	319
Stifel Financial Corp.*	37,480	1,872
Virtu Financial, Inc., Class A	14,687	234

		8,494

Insurance - 2.6%
Ambac Financial Group, Inc.*	26,347	593
American Equity Investment Life Holding Co.	50,020	1,127
AMERISAFE, Inc.	10,998	686
Argo Group International Holdings Ltd.	16,792	1,107
Atlas Financial Holdings, Inc.*	6,110	110
Baldwin & Lyons, Inc., Class B	5,093	128
Blue Capital Reinsurance Holdings Ltd.	3,373	62
Citizens, Inc.*	26,833	263
CNO Financial Group, Inc.	104,612	2,003
Crawford & Co., Class B	6,958	87
Donegal Group, Inc., Class A	4,521	79
eHealth, Inc.*	11,039	118
EMC Insurance Group, Inc.	4,750	143
Employers Holdings, Inc.	18,628	738
Enstar Group Ltd.*	6,634	1,311
FBL Financial Group, Inc., Class A	5,761	450
Federated National Holding Co.	7,369	138
Fidelity & Guaranty Life	6,955	165
Genworth Financial, Inc., Class A*	293,886	1,120
Global Indemnity Ltd.*	4,987	191
Greenlight Capital Re Ltd., Class A*	17,211	392
Hallmark Financial Services, Inc.*	8,430	98
HCI Group, Inc.	4,999	197
Heritage Insurance Holdings, Inc.	15,507	243
Horace Mann Educators Corp.	23,566	1,009
Infinity Property & Casualty Corp.	6,350	558
James River Group Holdings Ltd.	8,298	345
Kemper Corp.	23,115	1,024
Kinsale Capital Group, Inc.	3,882	132
Maiden Holdings Ltd.	40,209	702
MBIA, Inc.*	76,424	818
National General Holdings Corp.	28,081	702
National Western Life Group, Inc., Class A	1,316	409
Navigators Group (The), Inc.	6,588	776
NMI Holdings, Inc., Class A*	28,593	304

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Insurance - 2.6% continued
OneBeacon Insurance Group Ltd., Class A	12,076	$194
Primerica, Inc.	27,441	1,898
Radian Group, Inc.	125,779	2,261
RLI Corp.	22,199	1,401
Safety Insurance Group, Inc.	8,259	609
Selective Insurance Group, Inc.	33,189	1,429
State Auto Financial Corp.	9,191	246
State National Cos., Inc.	17,622	244
Third Point Reinsurance Ltd.*	39,027	451
Trupanion, Inc.*	8,720	135
United Fire Group, Inc.	12,503	615
United Insurance Holdings Corp.	10,178	154
Universal Insurance Holdings, Inc.	19,200	545
WMIH Corp.*	118,424	184

		28,694

Iron & Steel - 0.8%
AK Steel Holding Corp.*	182,060	1,859
ALJ Regional Holdings, Inc.*	10,820	48
Allegheny Technologies, Inc.	63,349	1,009
Carpenter Technology Corp.	26,942	975
Cliffs Natural Resources, Inc.*	128,843	1,084
Commercial Metals Co.	67,084	1,461
Haynes International, Inc.	7,337	315
Olympic Steel, Inc.	5,248	127
Ryerson Holding Corp.*	7,445	99
Schnitzer Steel Industries, Inc., Class A	15,155	390
SunCoke Energy, Inc.*	38,030	431
TimkenSteel Corp.*	23,017	356
Worthington Industries, Inc.	26,285	1,247

		9,401

Leisure Products - 0.4%
Acushnet Holdings Corp.*	13,369	263
Arctic Cat, Inc.*	7,589	114
Callaway Golf Co.	55,346	607
Camping World Holdings, Inc., Class A	7,138	233
Drew Industries, Inc.	13,859	1,493
Escalade, Inc.	5,463	72
Fox Factory Holding Corp.*	13,224	367
JAKKS Pacific, Inc.*	7,841	40
Johnson Outdoors, Inc., Class A	2,748	109
Malibu Boats, Inc., Class A*	10,757	205
Marine Products Corp.	6,471	90
MCBC Holdings, Inc.	4,342	63
Nautilus, Inc.*	18,111	335
Winnebago Industries, Inc.	15,751	499

		4,490

Machinery - 2.2%
Actuant Corp., Class A	34,435	894
Alamo Group, Inc.	5,552	422
Altra Industrial Motion Corp.	14,849	548
Astec Industries, Inc.	11,359	766
Briggs & Stratton Corp.	24,994	556
CIRCOR International, Inc.	9,707	630
Columbus McKinnon Corp.	11,481	310
Curtiss-Wright Corp.	25,839	2,541
Douglas Dynamics, Inc.	12,936	435
Federal Signal Corp.	34,943	545
Franklin Electric Co., Inc.	26,857	1,045
Gencor Industries, Inc.*	4,506	71
Gorman-Rupp (The) Co.	10,301	319
Graham Corp.	5,545	123
Hardinge, Inc.	6,817	76
Hillenbrand, Inc.	34,498	1,323
Hurco Cos., Inc.	3,679	122
Hyster-Yale Materials Handling, Inc.	5,482	350
John Bean Technologies Corp.	17,013	1,462
Joy Global, Inc.	57,423	1,608
Kadant, Inc.	6,257	383
Kennametal, Inc.	46,152	1,443
Lindsay Corp.	6,169	460
Manitowoc (The) Co., Inc.*	75,121	449
Milacron Holdings Corp.*	8,498	158
MSA Safety, Inc.	18,157	1,259
MTS Systems Corp.	9,859	559
Mueller Water Products, Inc., Class A	91,041	1,212
NN, Inc.	15,212	290
Power Solutions International, Inc.*	2,614	20
Raven Industries, Inc.	21,176	534
Rexnord Corp.*	48,265	945
SPX FLOW, Inc.*	20,762	666
Standex International Corp.	7,426	652
Sun Hydraulics Corp.	13,722	548
Tennant Co.	10,226	728
Titan International, Inc.	26,214	294

		24,746

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Manufactured Goods - 1.1%
Aegion Corp.*	20,406	$484
Ampco-Pittsburgh Corp.	4,971	83
Atkore International Group, Inc.*	7,057	169
AZZ, Inc.	15,071	963
Barnes Group, Inc.	29,355	1,392
Chart Industries, Inc.*	17,812	641
EnPro Industries, Inc.	12,539	845
Gibraltar Industries, Inc.*	18,299	762
Global Brass & Copper Holdings, Inc.	12,437	427
Handy & Harman Ltd.*	1,427	36
Insteel Industries, Inc.	10,144	361
Lawson Products, Inc.*	3,618	86
Mueller Industries, Inc.	33,106	1,323
NCI Building Systems, Inc.*	15,771	247
Omega Flex, Inc.	1,590	89
Park-Ohio Holdings Corp.	5,023	214
Proto Labs, Inc.*	14,417	740
RBC Bearings, Inc.*	13,263	1,231
Rogers Corp.*	10,581	813
Simpson Manufacturing Co., Inc.	24,118	1,055
TriMas Corp.*	26,371	620

		12,581

Media - 2.5%
Angie’s List, Inc.*	23,084	190
Autobytel, Inc.*	5,049	68
Bankrate, Inc.*	27,425	303
Blucora, Inc.*	23,204	342
Boingo Wireless, Inc.*	20,627	251
Central European Media Enterprises Ltd., Class A*	43,161	110
Daily Journal Corp.*	644	156
DHI Group, Inc.*	29,101	182
Entercom Communications Corp., Class A	15,447	236
Entravision Communications Corp., Class A	38,819	272
Eros International PLC*	17,193	224
EW Scripps (The) Co., Class A*	34,689	670
Gannett Co., Inc.	68,935	669
Global Sources Ltd.*	4,705	42
Gray Television, Inc.*	37,750	410
GrubHub, Inc.*	47,164	1,774
HealthStream, Inc.*	15,185	380
Hemisphere Media Group, Inc.*	3,604	40
Houghton Mifflin Harcourt Co.*	72,729	789
Liberty Media Corp.-Liberty Braves, Class A*	5,307	109
Liberty Media Corp.-Liberty Braves, Class C*	18,606	383
Liberty Media Corp.-Liberty Media, Class A*	13,447	422
Liberty Media Corp.-Liberty Media, Class C*	26,780	839
Liberty TripAdvisor Holdings, Inc., Class A*	42,245	636
Marchex, Inc., Class B*	18,102	48
MDC Partners, Inc., Class A	29,800	195
Media General, Inc.*	63,226	1,191
MeetMe, Inc.*	23,923	118
Meredith Corp.	21,886	1,295
MSG Networks, Inc., Class A*	34,539	743
National CineMedia, Inc.	35,633	525
New Media Investment Group, Inc.	26,314	421
New York Times (The) Co., Class A	72,333	962
Nexstar Broadcasting Group, Inc., Class A	17,387	1,101
QuinStreet, Inc.*	21,776	82
Quotient Technology, Inc.*	37,789	406
Radio One, Inc., Class D*	14,424	42
Reis, Inc.	4,838	108
RetailMeNot, Inc.*	22,533	210
Rubicon Project (The), Inc.*	21,636	161
Saga Communications, Inc., Class A	1,997	100
Salem Media Group, Inc., Class A	6,411	40
Scholastic Corp.	15,839	752
Shutterfly, Inc.*	20,106	1,009
Shutterstock, Inc.*	11,137	529
Sinclair Broadcast Group, Inc., Class A	38,596	1,287
Stamps.com, Inc.*	9,446	1,083
TechTarget, Inc.*	9,580	82
Time, Inc.	59,897	1,069
TiVo Corp.*	68,339	1,428
Townsquare Media, Inc., Class A*	5,010	52
Trade Desk (The), Inc., Class A*	3,227	89
tronc, Inc.*	15,791	219
TrueCar, Inc.*	31,608	395
Web.com Group, Inc.*	25,051	530

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Media - 2.5% continued
WebMD Health Corp.*	21,753	$1,078
World Wrestling Entertainment, Inc., Class A	21,335	393
XO Group, Inc.*	14,827	288

		27,528

Medical Equipment & Devices - 3.4%
Abaxis, Inc.	12,761	673
Accelerate Diagnostics, Inc.*	13,374	277
Accuray, Inc.*	46,764	215
Analogic Corp.	7,244	601
AngioDynamics, Inc.*	15,702	265
AtriCure, Inc.*	18,305	358
Atrion Corp.	800	406
Avinger, Inc.*	11,105	41
AxoGen, Inc.*	15,900	143
BioTelemetry, Inc.*	15,628	349
Cardiovascular Systems, Inc.*	18,543	449
Catalent, Inc.*	58,102	1,566
Cerus Corp.*	58,910	256
ConforMIS, Inc.*	20,822	169
CONMED Corp.	16,044	709
Corindus Vascular Robotics, Inc.*	32,143	22
CryoLife, Inc.*	18,318	351
Cutera, Inc.*	7,150	124
Cynosure, Inc., Class A*	13,911	634
Endologix, Inc.*	47,118	270
Entellus Medical, Inc.*	4,381	83
Exact Sciences Corp.*	61,403	820
Exactech, Inc.*	6,429	175
Fluidigm Corp.*	15,971	116
Foundation Medicine, Inc.*	7,843	139
GenMark Diagnostics, Inc.*	23,953	293
Genomic Health, Inc.*	11,057	325
Glaukos Corp.*	9,724	334
Globus Medical, Inc., Class A*	40,874	1,014
Haemonetics Corp.*	29,849	1,200
Halyard Health, Inc.*	27,315	1,010
ICU Medical, Inc.*	8,579	1,264
Inogen, Inc.*	9,582	644
Insulet Corp.*	33,693	1,270
Integer Holdings Corp.*	17,721	522
Integra LifeSciences Holdings Corp.*	17,629	1,512
Invacare Corp.	18,855	246
InVivo Therapeutics Holdings Corp.*	18,757	79
iRadimed Corp.*	2,392	27
iRhythm Technologies, Inc.*	4,262	128
IRIDEX Corp.*	4,369	61
K2M Group Holdings, Inc.*	14,972	300
LeMaitre Vascular, Inc.	8,053	204
Luminex Corp.*	23,324	472
Masimo Corp.*	23,818	1,605
Meridian Bioscience, Inc.	24,325	431
Merit Medical Systems, Inc.*	25,321	671
MiMedx Group, Inc.*	59,682	529
Myriad Genetics, Inc.*	39,289	655
NanoString Technologies, Inc.*	9,036	201
Natus Medical, Inc.*	19,071	664
Neogen Corp.*	21,270	1,404
Nevro Corp.*	14,000	1,017
Novocure Ltd.*	29,460	231
NuVasive, Inc.*	28,925	1,948
NxStage Medical, Inc.*	37,061	971
Obalon Therapeutics, Inc.*	693	6
OraSure Technologies, Inc.*	31,839	280
Orthofix International N.V.*	10,299	373
Oxford Immunotec Global PLC*	13,268	198
Pacific Biosciences of California, Inc.*	47,772	182
Penumbra, Inc.*	14,818	945
Quidel Corp.*	15,646	335
Repligen Corp.*	19,709	607
Rockwell Medical, Inc.*	28,060	184
RTI Surgical, Inc.*	33,887	110
Second Sight Medical Products, Inc.*	7,538	15
Sparton Corp.*	5,498	131
Spectranetics (The) Corp.*	25,004	613
STAAR Surgical Co.*	23,892	259
Surmodics, Inc.*	7,627	194
T2 Biosystems, Inc.*	8,603	45
Tactile Systems Technology, Inc.*	2,423	40
Tandem Diabetes Care, Inc.*	12,098	26
TransEnterix, Inc.*	40,490	53
Trovagene, Inc.*	16,478	35
Utah Medical Products, Inc.	2,071	151
Vascular Solutions, Inc.*	9,853	553
Veracyte, Inc.*	7,339	57

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Medical Equipment & Devices - 3.4% continued
ViewRay, Inc.*	4,057	$13
Wright Medical Group N.V.*	60,265	1,385
Zeltiq Aesthetics, Inc.*	20,608	897

		38,130

Metals & Mining - 0.8%
Century Aluminum Co.*	28,954	248
Coeur Mining, Inc.*	104,714	952
Encore Wire Corp.	11,874	515
Fairmount Santrol Holdings, Inc.*	53,045	625
Ferroglobe PLC	38,340	415
Gold Resource Corp.	29,096	126
Harsco Corp.	47,126	641
Hecla Mining Co.	222,862	1,168
Kaiser Aluminum Corp.	10,396	808
Stillwater Mining Co.*	71,371	1,150
US Silica Holdings, Inc.	43,518	2,466

		9,114

Oil, Gas & Coal - 3.1%
Abraxas Petroleum Corp.*	72,130	185
Adams Resources & Energy, Inc.	1,163	46
Alon USA Energy, Inc.	18,448	210
Archrock, Inc.	40,863	539
Atwood Oceanics, Inc.	35,853	471
Bill Barrett Corp.*	28,177	197
Bristow Group, Inc.	19,511	400
California Resources Corp.*	18,444	393
Callon Petroleum Co.*	84,932	1,305
CARBO Ceramics, Inc.*	11,094	116
Carrizo Oil & Gas, Inc.*	36,147	1,350
Clayton Williams Energy, Inc.*	3,467	413
Clean Energy Fuels Corp.*	51,071	146
Cobalt International Energy, Inc.*	237,484	290
Contango Oil & Gas Co.*	13,008	121
CVR Energy, Inc.	9,238	234
Dawson Geophysical Co.*	11,752	94
Delek US Holdings, Inc.	35,877	864
Denbury Resources, Inc.*	204,576	753
Earthstone Energy, Inc.*	1,066	15
Eclipse Resources Corp.*	34,254	91
EP Energy Corp., Class A*	22,531	148
Era Group, Inc.*	11,155	189
Erin Energy Corp.*	7,533	23
Evolution Petroleum Corp.	13,779	138
EXCO Resources, Inc.*	88,299	77
Exterran Corp.*	18,738	448
Flotek Industries, Inc.*	32,029	301
Forum Energy Technologies, Inc.*	35,121	773
Geospace Technologies Corp.*	7,494	153
Helix Energy Solutions Group, Inc.*	66,115	583
Independence Contract Drilling, Inc.*	17,505	117
Isramco, Inc.*	410	51
Jones Energy, Inc., Class A*	33,117	166
Mammoth Energy Services, Inc.*	4,660	71
Matador Resources Co.*	48,565	1,251
Matrix Service Co.*	15,832	359
McDermott International, Inc.*	141,651	1,047
MRC Global, Inc.*	54,723	1,109
Natural Gas Services Group, Inc.*	7,206	232
Newpark Resources, Inc.*	48,565	364
Northern Oil and Gas, Inc.*	27,323	75
NOW, Inc.*	62,515	1,280
Oasis Petroleum, Inc.*	136,191	2,062
Oil States International, Inc.*	30,058	1,172
Panhandle Oil and Gas, Inc., Class A	9,230	217
Par Pacific Holdings, Inc.*	17,893	260
Parker Drilling Co.*	69,155	180
PDC Energy, Inc.*	32,716	2,374
PHI, Inc. (Non Voting)*	6,947	125
Pioneer Energy Services Corp.*	39,230	269
Ring Energy, Inc.*	24,565	319
RSP Permian, Inc.*	57,402	2,561
Sanchez Energy Corp.*	32,561	294
SEACOR Holdings, Inc.*	9,393	669
Seadrill Ltd.*	220,474	752
SemGroup Corp., Class A	38,696	1,616
Synergy Resources Corp.*	108,506	967
Tesco Corp.*	26,876	222
TETRA Technologies, Inc.*	52,508	264
Thermon Group Holdings, Inc.*	18,965	362
Tidewater, Inc.*	26,503	90
Unit Corp.*	29,807	801
W&T Offshore, Inc.*	19,248	53
Western Refining, Inc.	47,123	1,784
Westmoreland Coal Co.*	10,960	194

		34,795

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Passenger Transportation - 0.4%
Allegiant Travel Co.	7,713	$1,283
Hawaiian Holdings, Inc.*	30,793	1,755
SkyWest, Inc.	29,318	1,069

		4,107

Real Estate - 0.3%
Alexander & Baldwin, Inc.	27,230	1,222
Consolidated-Tomoka Land Co.	2,359	126
Forestar Group, Inc.*	19,552	260
FRP Holdings, Inc.*	3,636	137
Griffin Industrial Realty, Inc.	648	21
Marcus & Millichap, Inc.*	8,471	226
RE/MAX Holdings, Inc., Class A	10,452	585
RMR Group (The), Inc., Class A	4,019	159
Stratus Properties, Inc.*	3,618	118
Trinity Place Holdings, Inc.*	11,315	105

		2,959

Real Estate Investment Trusts - 8.4%
Acadia Realty Trust	46,633	1,524
AG Mortgage Investment Trust, Inc.	16,553	283
Agree Realty Corp.	14,737	679
Alexander’s, Inc.	1,233	526
Altisource Residential Corp.	30,453	336
American Assets Trust, Inc.	22,832	984
Anworth Mortgage Asset Corp.	54,905	284
Apollo Commercial Real Estate Finance, Inc.	41,836	695
Ares Commercial Real Estate Corp.	15,463	212
Armada Hoffler Properties, Inc.	19,768	288
ARMOUR Residential REIT, Inc.	21,632	469
Ashford Hospitality Prime, Inc.	13,948	190
Ashford Hospitality Trust, Inc.	45,329	352
Bluerock Residential Growth REIT, Inc.	11,429	157
Capstead Mortgage Corp.	55,545	566
CareTrust REIT, Inc.	37,381	573
CatchMark Timber Trust, Inc., Class A	22,812	257
CBL & Associates Properties, Inc.	98,600	1,134
Cedar Realty Trust, Inc.	48,940	320
Chatham Lodging Trust	22,030	453
Chesapeake Lodging Trust	34,667	896
City Office REIT, Inc.	12,926	170
Colony Capital, Inc., Class A	65,699	1,330
Colony Starwood Homes	37,897	1,092
Community Healthcare Trust, Inc.	7,345	169
CorEnergy Infrastructure Trust, Inc.	7,133	249
CoreSite Realty Corp.	19,594	1,555
Cousins Properties, Inc.	197,871	1,684
CYS Investments, Inc.	88,351	683
DiamondRock Hospitality Co.	117,330	1,353
DuPont Fabros Technology, Inc.	43,615	1,916
Dynex Capital, Inc.	26,033	178
Easterly Government Properties, Inc.	19,245	385
EastGroup Properties, Inc.	18,412	1,360
Education Realty Trust, Inc.	42,947	1,817
Farmland Partners, Inc.	6,730	75
FelCor Lodging Trust, Inc.	79,978	641
First Industrial Realty Trust, Inc.	67,957	1,906
First Potomac Realty Trust	33,740	370
Four Corners Property Trust, Inc.	35,405	726
Franklin Street Properties Corp.	61,216	793
GEO Group (The), Inc.	43,363	1,558
Getty Realty Corp.	15,129	386
Gladstone Commercial Corp.	12,895	259
Global Medical REIT, Inc.	8,822	79
Global Net Lease, Inc.	99,892	782
Government Properties Income Trust	41,057	783
Gramercy Property Trust	246,902	2,267
Great Ajax Corp.	8,819	117
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,888	492
Healthcare Realty Trust, Inc.	66,738	2,023
Hersha Hospitality Trust	23,982	516
Hudson Pacific Properties, Inc.	62,723	2,181
Independence Realty Trust, Inc.	32,237	288
InfraREIT, Inc.	23,168	415
Invesco Mortgage Capital, Inc.	65,614	958
Investors Real Estate Trust	71,050	507
iStar, Inc.*	40,367	499
Kite Realty Group Trust	48,233	1,132
Ladder Capital Corp.	22,305	306
LaSalle Hotel Properties	62,351	1,900
Lexington Realty Trust	134,499	1,453
LTC Properties, Inc.	22,060	1,036
Mack-Cali Realty Corp.	52,189	1,515
MedEquities Realty Trust, Inc.	12,312	137
Medical Properties Trust, Inc.	172,051	2,116
Monmouth Real Estate Investment Corp.	37,640	574
Monogram Residential Trust, Inc.	98,029	1,061

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Real Estate Investment Trusts - 8.4% continued
MTGE Investment Corp.	27,082	$425
National Health Investors, Inc.	21,807	1,617
National Storage Affiliates Trust	20,746	458
New Residential Investment Corp.	141,776	2,229
New Senior Investment Group, Inc.	44,454	435
New York Mortgage Trust, Inc.	64,282	424
New York REIT, Inc.	96,229	974
NexPoint Residential Trust, Inc.	10,297	230
NorthStar Realty Europe Corp.	31,848	400
One Liberty Properties, Inc.	7,718	194
Orchid Island Capital, Inc.	14,287	155
Owens Realty Mortgage, Inc.	5,816	108
Parkway, Inc.*	24,510	545
Pebblebrook Hotel Trust	41,806	1,244
Pennsylvania Real Estate Investment Trust	39,989	758
PennyMac Mortgage Investment Trust	39,736	650
Physicians Realty Trust	79,033	1,498
Potlatch Corp.	23,705	987
Preferred Apartment Communities, Inc., Class A	13,764	205
PS Business Parks, Inc.	11,544	1,345
QTS Realty Trust, Inc., Class A	27,376	1,359
RAIT Financial Trust	52,827	177
Ramco-Gershenson Properties Trust	45,751	759
Redwood Trust, Inc.	44,501	677
Resource Capital Corp.	17,521	146
Retail Opportunity Investments Corp.	62,940	1,330
Rexford Industrial Realty, Inc.	38,495	893
RLJ Lodging Trust	71,299	1,746
Ryman Hospitality Properties, Inc.	25,391	1,600
Sabra Health Care REIT, Inc.	37,818	924
Saul Centers, Inc.	5,699	380
Select Income REIT	37,076	934
Seritage Growth Properties, Class A	14,644	625
Silver Bay Realty Trust Corp.	19,445	333
STAG Industrial, Inc.	44,425	1,060
Summit Hotel Properties, Inc.	50,784	814
Sunstone Hotel Investors, Inc.	127,020	1,937
Terreno Realty Corp.	26,636	759
Tier REIT, Inc.	28,179	490
UMH Properties, Inc.	14,006	211
Universal Health Realty Income Trust	7,284	478
Urban Edge Properties	52,490	1,444
Urstadt Biddle Properties, Inc., Class A	17,243	416
Washington Prime Group, Inc.	108,469	1,129
Washington Real Estate Investment Trust	42,764	1,398
Western Asset Mortgage Capital Corp.	24,341	245
Whitestone REIT	15,989	230
Xenia Hotels & Resorts, Inc.	60,454	1,174

		93,519

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc., Class A	17,177	578
ClubCorp Holdings, Inc.	37,341	536
International Speedway Corp., Class A	15,368	565
Intrawest Resorts Holdings, Inc.*	9,613	172
Marcus (The) Corp.	10,949	345
Planet Fitness, Inc., Class A	15,016	302
Reading International, Inc., Class A*	9,639	160
SeaWorld Entertainment, Inc.	39,234	743
Speedway Motorsports, Inc.	7,166	155

		3,556

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	23,012	1,260
Ameresco, Inc., Class A*	13,494	74
American Superconductor Corp.*	6,854	51
EnerSys	25,432	1,986
FuelCell Energy, Inc.*	18,856	33
Green Plains, Inc.	21,178	590
Pacific Ethanol, Inc.*	16,606	158
Plug Power, Inc.*	102,054	122
Renewable Energy Group, Inc.*	22,266	216
REX American Resources Corp.*	3,277	324
Silver Spring Networks, Inc.*	22,047	293
Sunrun, Inc.*	36,807	195
TerraForm Global, Inc., Class A*	53,222	210
TPI Composites, Inc.*	3,492	56
Vivint Solar, Inc.*	11,637	30

		5,598

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	25,973	1,304
Five Below, Inc.*	31,288	1,250
Fred’s, Inc., Class A	20,386	378
Ingles Markets, Inc., Class A	8,121	391
Natural Grocers by Vitamin Cottage, Inc.*	5,446	65

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Consumer Staples - 0.6% continued
Ollie’s Bargain Outlet Holdings, Inc.	11,755	$335
PriceSmart, Inc.	11,662	974
Smart & Final Stores, Inc.*	13,410	189
SpartanNash Co.	21,480	849
SUPERVALU, Inc.*	156,249	730
Village Super Market, Inc., Class A	4,271	132
Weis Markets, Inc.	5,657	378

		6,975

Retail - Discretionary - 3.0%
1-800-Flowers.com, Inc., Class A*	15,097	162
Abercrombie & Fitch Co., Class A	39,884	479
American Eagle Outfitters, Inc.	97,274	1,476
America’s Car-Mart, Inc.*	4,726	207
Asbury Automotive Group, Inc.*	11,601	716
Ascena Retail Group, Inc.*	101,727	630
At Home Group, Inc.*	4,842	71
Barnes & Noble Education, Inc.*	23,301	267
Barnes & Noble, Inc.	37,241	415
Beacon Roofing Supply, Inc.*	34,930	1,609
Big 5 Sporting Goods Corp.	10,163	176
Blue Nile, Inc.	6,395	260
BMC Stock Holdings, Inc.*	32,431	632
Boot Barn Holdings, Inc.*	7,978	100
Buckle (The), Inc.	16,564	378
Build-A-Bear Workshop, Inc.*	7,781	107
Builders FirstSource, Inc.*	49,385	542
Caleres, Inc.	24,950	819
Cato (The) Corp., Class A	15,023	452
Chegg, Inc.*	46,863	346
Chico’s FAS, Inc.	76,173	1,096
Children’s Place (The), Inc.	10,924	1,103
Citi Trends, Inc.	8,644	163
Conn’s, Inc.*	11,917	151
Container Store Group (The), Inc.*	8,503	54
Destination XL Group, Inc.*	20,890	89
DSW, Inc., Class A	39,116	886
Duluth Holdings, Inc., Class B	5,554	141
Ethan Allen Interiors, Inc.	14,386	530
Etsy, Inc.*	61,561	725
Express, Inc.*	43,598	469
EZCORP, Inc., Class A*	29,529	314
Finish Line (The), Inc., Class A	24,335	458
FirstCash, Inc.	27,810	1,307
Francesca’s Holdings Corp.*	22,076	398
Freshpet, Inc.*	13,395	136
Gaia, Inc.*	4,071	35
Genesco, Inc.*	11,989	744
GMS, Inc.*	4,161	122
GNC Holdings, Inc., Class A	40,226	444
Group 1 Automotive, Inc.	12,147	947
Guess?, Inc.	35,598	431
Haverty Furniture Cos., Inc.	11,062	262
Hibbett Sports, Inc.*	13,292	496
HSN, Inc.	18,299	628
Kirkland’s, Inc.*	8,694	135
Lands’ End, Inc.*	8,652	131
Liquidity Services, Inc.*	15,055	147
Lithia Motors, Inc., Class A	13,874	1,343
Lumber Liquidators Holdings, Inc.*	15,415	243
MarineMax, Inc.*	14,292	277
Monro Muffler Brake, Inc.	18,308	1,047
Office Depot, Inc.	323,057	1,460
Overstock.com, Inc.*	7,914	138
Party City Holdco, Inc.*	15,552	221
PetMed Express, Inc.	11,383	263
Pier 1 Imports, Inc.	47,006	401
Restoration Hardware Holdings, Inc.*	22,679	696
Rush Enterprises, Inc., Class A*	17,111	546
Rush Enterprises, Inc., Class B*	3,541	109
Sears Holdings Corp.*	6,606	61
Sears Hometown and Outlet Stores, Inc.*	6,577	31
Select Comfort Corp.*	27,057	612
Shoe Carnival, Inc.	7,907	213
Sonic Automotive, Inc., Class A	16,208	371
Sportsman’s Warehouse Holdings, Inc.*	15,074	142
Stage Stores, Inc.	14,467	63
Stein Mart, Inc.	18,626	102
Tailored Brands, Inc.	28,666	732
Tile Shop Holdings, Inc.*	18,818	368
Tilly’s, Inc., Class A*	6,555	86
Tuesday Morning Corp.*	27,273	147
Vera Bradley, Inc.*	11,799	138
Vitamin Shoppe, Inc.*	14,296	340
Wayfair, Inc., Class A*	18,527	649

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Discretionary - 3.0% continued
West Marine, Inc.*	10,326	$108
Winmark Corp.	1,364	172
Zumiez, Inc.*	10,507	230

		33,695

Semiconductors - 4.2%
Advanced Micro Devices, Inc.*	439,252	4,981
Alpha & Omega Semiconductor Ltd.*	10,688	227
Ambarella, Inc.*	18,671	1,011
Amkor Technology, Inc.*	58,089	613
Applied Micro Circuits Corp.*	44,298	365
Applied Optoelectronics, Inc.*	9,538	224
Axcelis Technologies, Inc.*	17,178	250
Brooks Automation, Inc.	39,638	677
Cabot Microelectronics Corp.	13,665	863
Cavium, Inc.*	37,663	2,352
CEVA, Inc.*	11,662	391
Cirrus Logic, Inc.*	36,593	2,069
Coherent, Inc.*	14,130	1,941
Cohu, Inc.	15,332	213
Diodes, Inc.*	22,466	577
DSP Group, Inc.*	12,245	160
Electro Scientific Industries, Inc.*	15,971	95
Entegris, Inc.*	82,545	1,478
Exar Corp.*	23,592	254
FormFactor, Inc.*	40,298	451
GigPeak, Inc.*	34,779	88
II-VI, Inc.*	34,696	1,029
Impinj, Inc.*	3,246	115
Inphi Corp.*	23,459	1,047
Integrated Device Technology, Inc.*	78,699	1,854
Intersil Corp., Class A	78,275	1,745
InvenSense, Inc.*	47,669	610
IXYS Corp.	15,439	184
Lattice Semiconductor Corp.*	70,694	520
MACOM Technology Solutions Holdings, Inc.*	13,614	630
MaxLinear, Inc., Class A*	32,786	715
Maxwell Technologies, Inc.*	18,353	94
Microsemi Corp.*	66,486	3,588
MKS Instruments, Inc.	31,066	1,845
Monolithic Power Systems, Inc.	22,684	1,858
Nanometrics, Inc.*	14,062	352
NeoPhotonics Corp.*	17,942	194
NVE Corp.	2,766	198
Oclaro, Inc.*	65,692	588
Park Electrochemical Corp.	11,293	211
Photronics, Inc.*	37,718	426
Power Integrations, Inc.	15,960	1,083
Rambus, Inc.*	63,214	870
Rudolph Technologies, Inc.*	17,492	408
Semtech Corp.*	37,744	1,191
Sigma Designs, Inc.*	20,654	124
Silicon Laboratories, Inc.*	24,076	1,565
Synaptics, Inc.*	20,486	1,098
Ultra Clean Holdings, Inc.*	19,209	186
Ultratech, Inc.*	12,555	301
Universal Display Corp.*	24,227	1,364
Veeco Instruments, Inc.*	23,133	674
Vishay Intertechnology, Inc.	79,642	1,290
Xcerra Corp.*	31,433	240

		47,477

Software - 4.2%
2U, Inc.*	21,416	646
ACI Worldwide, Inc.*	67,402	1,223
Actua Corp.*	20,888	292
Acxiom Corp.*	45,271	1,213
Agilysys, Inc.*	8,650	90
Amber Road, Inc.*	9,993	91
American Software, Inc., Class A	14,872	154
Appfolio, Inc., Class A*	4,388	105
Apptio, Inc., Class A*	4,149	77
Aspen Technology, Inc.*	45,464	2,486
Avid Technology, Inc.*	17,772	78
Barracuda Networks, Inc.*	12,795	274
Bazaarvoice, Inc.*	47,586	231
Benefitfocus, Inc.*	7,483	222
Blackbaud, Inc.	27,558	1,764
Blackline, Inc.*	5,947	164
Box, Inc., Class A*	28,699	398
Brightcove, Inc.*	17,692	142
BroadSoft, Inc.*	17,187	709
Calix, Inc.*	25,129	194
Callidus Software, Inc.*	35,825	602
Carbonite, Inc.*	10,617	174
Castlight Health, Inc., Class B*	23,486	116
ChannelAdvisor Corp.*	13,772	198

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Software - 4.2% continued
CommVault Systems, Inc.*	22,577	$1,160
Computer Programs & Systems, Inc.	6,568	155
Cornerstone OnDemand, Inc.*	29,413	1,244
Coupa Software, Inc.*	5,117	128
Digi International, Inc.*	15,008	206
Ebix, Inc.	14,682	838
Envestnet, Inc.*	24,062	848
Everbridge, Inc.*	5,186	96
Evolent Health, Inc., Class A*	9,646	143
Exa Corp.*	8,054	124
Five9, Inc.*	19,182	272
Glu Mobile, Inc.*	59,829	116
Guidance Software, Inc.*	13,941	99
Hortonworks, Inc.*	23,448	195
HubSpot, Inc.*	16,939	796
Imperva, Inc.*	16,821	646
InnerWorkings, Inc.*	22,923	226
Instructure, Inc.*	6,104	119
Intralinks Holdings, Inc.*	24,407	330
j2 Global, Inc.	27,496	2,249
Jive Software, Inc.*	33,628	146
KEYW Holding (The) Corp.*	20,889	246
Limelight Networks, Inc.*	41,887	106
Lionbridge Technologies, Inc.*	32,621	189
LivePerson, Inc.*	30,636	231
LogMeIn, Inc.	14,700	1,419
Majesco*	2,000	12
Mentor Graphics Corp.	62,541	2,307
MicroStrategy, Inc., Class A*	5,540	1,094
MINDBODY, Inc., Class A*	8,349	178
Mitek Systems, Inc.*	17,088	105
MobileIron, Inc.*	27,326	103
Model N, Inc.*	13,009	115
Monotype Imaging Holdings, Inc.	23,434	465
NantHealth, Inc.*	3,848	38
NeuStar, Inc., Class A*	31,582	1,055
New Relic, Inc.*	12,852	363
Omnicell, Inc.*	20,894	708
Park City Group, Inc.*	7,278	92
Paycom Software, Inc.*	25,692	1,169
Paylocity Holding Corp.*	12,674	380
PDF Solutions, Inc.*	15,652	353
pdvWireless, Inc.*	5,680	128
Pegasystems, Inc.	20,961	755
Progress Software Corp.	29,099	929
Proofpoint, Inc.*	23,833	1,684
PROS Holdings, Inc.*	14,660	316
Q2 Holdings, Inc.*	15,046	434
QAD, Inc., Class A	5,603	170
Quality Systems, Inc.*	30,216	397
Qualys, Inc.*	15,974	506
Rapid7, Inc.*	11,587	141
RealNetworks, Inc.*	12,780	62
RealPage, Inc.*	31,470	944
Rosetta Stone, Inc.*	11,230	100
Sapiens International Corp. N.V.	14,663	210
SPS Commerce, Inc.*	9,629	673
Synchronoss Technologies, Inc.*	24,043	921
Tabula Rasa HealthCare, Inc.*	2,973	45
Take-Two Interactive Software, Inc.*	48,586	2,395
Tangoe, Inc.*	16,077	127
USA Technologies, Inc.*	20,993	90
Varonis Systems, Inc.*	6,223	167
VASCO Data Security International, Inc.*	17,533	239
Verint Systems, Inc.*	36,229	1,277
VirnetX Holding Corp.*	29,405	65
Workiva, Inc.*	12,773	174
Xactly Corp.*	13,255	146
Zendesk, Inc.*	47,340	1,004

		46,606

Specialty Finance - 1.9%
Aircastle Ltd.	28,090	586
Altisource Portfolio Solutions S.A.*	6,717	179
Arlington Asset Investment Corp., Class A	13,016	193
Blackhawk Network Holdings, Inc.*	32,068	1,208
Cardtronics PLC, Class A*	26,322	1,436
Cass Information Systems, Inc.	6,400	471
Ellie Mae, Inc.*	19,133	1,601
Encore Capital Group, Inc.*	13,862	397
Enova International, Inc.*	15,186	190
Essent Group Ltd.*	43,623	1,412
Federal Agricultural Mortgage Corp., Class C	5,005	287
Flagstar Bancorp, Inc.*	12,374	333

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Specialty Finance - 1.9% continued
FNFV Group*	38,668	$530
GATX Corp.	23,883	1,471
Green Dot Corp., Class A*	25,089	591
HFF, Inc., Class A	21,127	639
HomeStreet, Inc.*	13,799	436
Impac Mortgage Holdings, Inc.*	5,980	84
Investors Title Co.	838	132
LendingClub Corp.*	191,719	1,006
LendingTree, Inc.*	3,731	378
Liberty Tax, Inc.	3,838	51
Marlin Business Services Corp.	5,018	105
Meta Financial Group, Inc.	4,839	498
MGIC Investment Corp.*	199,281	2,031
MoneyGram International, Inc.*	17,610	208
Nationstar Mortgage Holdings, Inc.*	19,151	346
Nelnet, Inc., Class A	11,860	602
NewStar Financial, Inc.*	13,528	125
Ocwen Financial Corp.*	58,202	314
On Deck Capital, Inc.*	27,914	129
PennyMac Financial Services, Inc., Class A*	8,207	137
PHH Corp.*	31,253	474
Planet Payment, Inc.*	24,629	100
PRA Group, Inc.*	26,827	1,049
Regional Management Corp.*	6,172	162
Stewart Information Services Corp.	13,338	615
Walker & Dunlop, Inc.*	16,107	502
Walter Investment Management Corp.*	10,924	52
Willis Lease Finance Corp.*	2,486	64
World Acceptance Corp.*	3,516	226

		21,350

Technology Services - 2.5%
Black Box Corp.	8,552	130
Bottomline Technologies de, Inc.*	23,541	589
CACI International, Inc., Class A*	14,196	1,764
Cogint, Inc.*	8,890	31
comScore, Inc.*	27,827	879
Convergys Corp.	51,928	1,275
Cotiviti Holdings, Inc.*	7,335	252
CPI Card Group, Inc.	13,527	56
CSG Systems International, Inc.	18,672	904
Cubic Corp.	14,803	710
DMC Global, Inc.	8,193	130
Endurance International Group Holdings, Inc.*	34,968	325
Engility Holdings, Inc.*	10,472	353
EPAM Systems, Inc.*	28,139	1,810
EVERTEC, Inc.	37,173	660
ExlService Holdings, Inc.*	18,953	956
Fair Isaac Corp.	18,073	2,155
Forrester Research, Inc.	5,921	254
Globant S.A.*	15,098	503
ICF International, Inc.*	10,601	585
ManTech International Corp., Class A	14,550	615
MAXIMUS, Inc.	37,476	2,091
Medidata Solutions, Inc.*	32,083	1,593
NCI, Inc., Class A	3,514	49
NIC, Inc.	36,961	883
Perficient, Inc.*	20,800	364
PFSweb, Inc.*	8,577	73
Rightside Group Ltd.*	6,642	55
Science Applications International Corp.	24,683	2,093
SecureWorks Corp., Class A*	3,492	37
ServiceSource International, Inc.*	35,493	202
Sykes Enterprises, Inc.*	22,743	656
Syntel, Inc.	19,085	378
TeleTech Holdings, Inc.	9,542	291
Tessera Holding Corp.*	28,734	1,270
Travelport Worldwide Ltd.	67,138	947
Unisys Corp.*	29,300	438
Vereinigte Aluminium-Werke	650	13
Virtusa Corp.*	16,091	404
WageWorks, Inc.*	21,310	1,545

		28,318

Telecom - 1.1%
8x8, Inc.*	51,864	742
ATN International, Inc.	6,126	491
Cincinnati Bell, Inc.*	24,613	550
Cogent Communications Holdings, Inc.	24,243	1,002
Consolidated Communications Holdings, Inc.	28,839	774
DigitalGlobe, Inc.*	36,817	1,055
EarthLink Holdings Corp.	60,646	342
FairPoint Communications, Inc.*	12,243	229
General Communication, Inc., Class A*	15,532	302

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Telecom - 1.1% continued
Global Eagle Entertainment, Inc.*	27,037	$175
Globalstar, Inc.*	217,011	343
Gogo, Inc.*	32,965	304
GTT Communications, Inc.*	15,378	442
Hawaiian Telcom Holdco, Inc.*	3,488	86
HC2 Holdings, Inc.*	20,036	119
IDT Corp., Class B	10,168	189
Inteliquent, Inc.	19,234	441
Intelsat S.A.*	20,073	54
Iridium Communications, Inc.*	48,142	462
Lumos Networks Corp.*	10,958	171
NII Holdings, Inc.*	33,169	71
ORBCOMM, Inc.*	38,208	316
RigNet, Inc.*	7,350	170
RingCentral, Inc., Class A*	34,283	706
Shenandoah Telecommunications Co.	27,127	741
Spok Holdings, Inc.	12,056	250
Straight Path Communications, Inc., Class B*	5,474	186
Vonage Holdings Corp.*	112,260	769
West Corp.	25,421	629
Windstream Holdings, Inc.	55,810	409
Zix Corp.*	30,401	150

		12,670

Transportation & Logistics - 1.6%
Air Transport Services Group, Inc.*	28,626	457
ArcBest Corp.	14,515	401
Ardmore Shipping Corp.	16,877	125
Atlas Air Worldwide Holdings, Inc.*	14,225	742
Celadon Group, Inc.	15,669	112
Costamare, Inc.	15,217	85
Covenant Transportation Group, Inc., Class A*	6,800	132
DHT Holdings, Inc.	53,736	222
Dorian LPG Ltd.*	14,880	122
Echo Global Logistics, Inc.*	16,973	425
Forward Air Corp.	17,473	828
Frontline Ltd.	37,840	269
GasLog Ltd.	23,874	384
Gener8 Maritime, Inc.*	22,864	102
Golar LNG Ltd.	56,167	1,289
Heartland Express, Inc.	26,670	543
Hornbeck Offshore Services, Inc.*	19,137	138
Hub Group, Inc., Class A*	19,663	860
International Seaways, Inc.*	7,702	108
Knight Transportation, Inc.	38,940	1,287
Marten Transport Ltd.	13,595	317
Matson, Inc.	25,172	891
Mobile Mini, Inc.	25,886	783
Navios Maritime Acquisition Corp.	44,628	76
Nordic American Tankers Ltd.	58,004	487
Overseas Shipholding Group, Inc., Class A*	23,106	89
P.A.M. Transportation Services, Inc.*	1,586	41
Radiant Logistics, Inc.*	23,139	90
Roadrunner Transportation Systems, Inc.*	17,789	185
Saia, Inc.*	14,636	646
Scorpio Bulkers, Inc.*	33,255	168
Scorpio Tankers, Inc.	96,830	439
Ship Finance International Ltd.	35,128	522
Swift Transportation Co.*	43,482	1,059
Teekay Corp.	29,248	235
Teekay Tankers Ltd., Class A	67,819	153
Universal Logistics Holdings, Inc.	4,687	77
USA Truck, Inc.*	5,326	46
Werner Enterprises, Inc.	25,885	698
XPO Logistics, Inc.*	57,179	2,468
YRC Worldwide, Inc.*	18,892	251

		18,352

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	4,537	205
Blue Bird Corp.*	2,712	42
FreightCar America, Inc.	6,969	104
Greenbrier (The) Cos., Inc.	15,817	657
Meritor, Inc.*	47,823	594
Navistar International Corp.*	28,778	903
Spartan Motors, Inc.	19,273	178
Supreme Industries, Inc., Class A	7,563	119
Wabash National Corp.*	37,471	593
Workhorse Group, Inc.*	6,665	47

		3,442

Utilities - 3.5%
ALLETE, Inc.	28,955	1,859
American States Water Co.	21,349	973
Artesian Resources Corp., Class A	4,790	153

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Utilities - 3.5% continued
Atlantic Power Corp.*	69,148	$173
Atlantica Yield PLC	34,124	660
Avista Corp.	36,957	1,478
Black Hills Corp.	30,147	1,849
California Water Service Group	27,945	947
Chesapeake Utilities Corp.	9,160	613
Connecticut Water Service, Inc.	6,329	354
Consolidated Water Co. Ltd.	7,949	86
Delta Natural Gas Co., Inc.	4,003	117
Dynegy, Inc.*	68,285	578
El Paso Electric Co.	23,586	1,097
Empire District Electric (The) Co.	25,647	874
Genie Energy Ltd., Class B*	6,829	39
Global Water Resources, Inc.	4,822	44
IDACORP, Inc.	29,468	2,374
MGE Energy, Inc.	20,405	1,333
Middlesex Water Co.	9,244	397
New Jersey Resources Corp.	50,197	1,782
Northwest Natural Gas Co.	15,929	953
NorthWestern Corp.	28,386	1,614
NRG Yield, Inc., Class A	20,692	318
NRG Yield, Inc., Class C	36,967	584
ONE Gas, Inc.	30,461	1,948
Ormat Technologies, Inc.	22,669	1,216
Otter Tail Corp.	22,216	906
Pattern Energy Group, Inc.	38,874	738
PNM Resources, Inc.	46,649	1,600
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	52,181	2,261
SJW Group	9,599	537
South Jersey Industries, Inc.	46,661	1,572
Southwest Gas Corp.	27,622	2,116
Spark Energy, Inc., Class A	2,844	86
Spire, Inc.	26,053	1,682
TerraForm Power, Inc., Class A*	51,374	658
Unitil Corp.	8,224	373
WGL Holdings, Inc.	29,508	2,251
York Water (The) Co.	7,473	286

		39,479

Waste & Environment Services & Equipment - 0.7%
Advanced Disposal Services, Inc.*	13,311	296
Aqua Metals, Inc.*	6,256	82
AquaVenture Holdings Ltd.*	4,299	106
Cantel Medical Corp.	20,906	1,646
Casella Waste Systems, Inc., Class A*	22,800	283
CECO Environmental Corp.	16,875	235
CLARCOR, Inc.	27,802	2,293
Energy Recovery, Inc.*	20,059	208
Heritage-Crystal Clean, Inc.*	7,852	123
Tetra Tech, Inc.	33,672	1,453
US Ecology, Inc.	12,680	623

		7,348

Total Common Stocks (Cost $767,712)		1,099,814

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)* (1)	80,916	—
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)* (1)	3,681	—
Tobira Therapeutics, Inc. (Contingent Value Rights)*	5,175	40

		40

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)*	30,708	92

Total Rights (Cost $ — )		132

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Asterias Biotherapeutics, Inc., Exp. 9/30/20, Strike $5.00*	1,136	$1

Total Warrants (Cost $1)		1

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(2) (3)	16,922,710	$16,923

Total Investment Companies (Cost $16,923)		16,923

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.46%, 3/2/17(4) (5)	$2,100	$2,098

Total Short-Term Investments (Cost $2,098)		2,098

Total Investments - 100.1% (Cost $786,734)		1,118,968

Liabilities less Other Assets - (0.1%)		(1,501)

NET ASSETS - 100.0%		$1,117,467

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of December 31, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Russell 2000 Mini Index	313	$21,235	Long	3/17	$(130)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	3.0
Energy	3.8
Financials	19.8
Health Care	12.1
Industrials	14.6
Information Technology	17.0
Materials	4.9
Real Estate	7.9
Telecommunication Services	0.8
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,099,814	$—	$—	$1,099,814
Rights(1)	—	—	132	132
Warrants	1	—	—	1
Investment Companies	16,923	—	—	16,923
Short-Term Investments	—	2,098	—	2,098

Total Investments	$1,116,738	$2,098	$132	$1,118,968

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(130)	$—	$—	$(130)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Rights
Biotechnology & Pharmaceuticals	$—	$—	$—	$—	$—	$40	$—	$40	$40
Telecom	—	—	92	—	—	—	—	92	92

Total	$—	$—	$92	$—	$—	$40	$—	$132	$132

The Fund valued the securities in the Balance as of 12/31/2016 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/16 (000S)	VALUTION TECHNIQUES	UNOBSERVABLE INPUTS
Rights
Biotechnology &
Pharmaceuticals	$40	Consensus Pricing	Time Period Discount
Telecom	92	Consensus Pricing	Recovery Value

Total	$132

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$797,542

Gross tax appreciation of investments	$399,892
Gross tax depreciation of investments	(78,466)

Net tax appreciation of investments	$321,426

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$21,467	$126,793	$131,337	$29	$16,923

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.3%
Arconic, Inc.	165,647	$3,071
Boeing (The) Co.	215,604	33,565
General Dynamics Corp.	107,528	18,566
Harris Corp.	46,633	4,779
L-3 Communications Holdings, Inc.	29,043	4,418
Lockheed Martin Corp.	94,645	23,656
Northrop Grumman Corp.	66,219	15,401
Raytheon Co.	110,313	15,665
Rockwell Collins, Inc.	48,952	4,541
Textron, Inc.	101,327	4,920
TransDigm Group, Inc.	18,808	4,682
United Technologies Corp.	287,679	31,535

		164,799

Apparel & Textile Products - 0.6%
Hanesbrands, Inc.	141,595	3,054
Michael Kors Holdings Ltd.*	62,148	2,671
NIKE, Inc., Class B	501,902	25,512
PVH Corp.	29,975	2,705
Ralph Lauren Corp.	21,346	1,928
Under Armour, Inc., Class A*	68,587	1,993
Under Armour, Inc., Class C*	69,147	1,740
VF Corp.	124,294	6,631

		46,234

Asset Management - 0.9%
Affiliated Managers Group, Inc.*	20,753	3,015
Ameriprise Financial, Inc.	59,347	6,584
BlackRock, Inc.	45,643	17,369
Charles Schwab (The) Corp.	453,001	17,880
E*TRADE Financial Corp.*	103,150	3,574
Franklin Resources, Inc.	130,113	5,150
Invesco Ltd.	153,370	4,653
Leucadia National Corp.	121,007	2,813
T. Rowe Price Group, Inc.	91,383	6,878

		67,916

Automotive - 0.8%
BorgWarner, Inc.	75,162	2,964
Delphi Automotive PLC	101,779	6,855
Ford Motor Co.	1,465,976	17,782
General Motors Co.	521,082	18,155
Goodyear Tire & Rubber (The) Co.	97,756	3,018
Harley-Davidson, Inc.	66,602	3,886
Harman International Industries, Inc.	26,082	2,899

		55,559

Banking - 6.7%
Bank of America Corp.	3,795,946	83,890
BB&T Corp.	304,907	14,337
Citigroup, Inc.	1,070,601	63,626
Citizens Financial Group, Inc.	192,364	6,854
Comerica, Inc.	64,509	4,394
Fifth Third Bancorp	283,954	7,658
Huntington Bancshares, Inc.	406,288	5,371
JPMorgan Chase & Co.	1,344,153	115,987
KeyCorp	406,058	7,419
M&T Bank Corp.	58,259	9,113
People’s United Financial, Inc.	116,104	2,248
PNC Financial Services Group (The), Inc.	182,775	21,377
Regions Financial Corp.	462,453	6,641
SunTrust Banks, Inc.	184,431	10,116
US Bancorp	600,246	30,835
Wells Fargo & Co.	1,697,949	93,574
Zions Bancorporation	76,239	3,281

		486,721

Biotechnology & Pharmaceuticals - 7.8%
AbbVie, Inc.	610,432	38,225
Alexion Pharmaceuticals, Inc.*	84,240	10,307
Allergan PLC*	140,911	29,593
Amgen, Inc.	279,445	40,858
Biogen, Inc.*	81,728	23,176
Bristol-Myers Squibb Co.	627,788	36,688
Celgene Corp.*	291,191	33,705
Eli Lilly & Co.	364,946	26,842
Endo International PLC*	74,803	1,232
Gilead Sciences, Inc.	494,883	35,439
Johnson & Johnson	1,021,968	117,741
Mallinckrodt PLC*	39,359	1,961
Merck & Co., Inc.	1,035,708	60,972
Mylan N.V.*	172,911	6,597
Perrigo Co. PLC	53,881	4,484
Pfizer, Inc.	2,279,563	74,040

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Biotechnology & Pharmaceuticals - 7.8% continued
Regeneron Pharmaceuticals, Inc.*	28,396	$10,424
Vertex Pharmaceuticals, Inc.*	93,175	6,864
Zoetis, Inc.	185,539	9,932

		569,080

Chemicals - 1.9%
Air Products & Chemicals, Inc.	81,628	11,740
Albemarle Corp.	42,054	3,620
Avery Dennison Corp.	33,774	2,372
CF Industries Holdings, Inc.	88,092	2,773
Dow Chemical (The) Co.	421,220	24,102
E.I. du Pont de Nemours & Co.	326,540	23,968
Eastman Chemical Co.	55,420	4,168
FMC Corp.	50,514	2,857
International Flavors & Fragrances, Inc.	29,765	3,507
LyondellBasell Industries N.V., Class A	125,520	10,767
Monsanto Co.	164,507	17,308
Mosaic (The) Co.	131,340	3,852
PPG Industries, Inc.	99,173	9,398
Praxair, Inc.	107,203	12,563
Sherwin-Williams (The) Co.	30,365	8,160

		141,155

Commercial Services - 0.3%
Cintas Corp.	32,209	3,722
Ecolab, Inc.	98,572	11,555
H&R Block, Inc.	83,019	1,909
Robert Half International, Inc.	48,530	2,367

		19,553

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	23,953	5,307
Vulcan Materials Co.	49,535	6,199

		11,506

Consumer Products - 7.2%
Altria Group, Inc.	732,615	49,539
Archer-Daniels-Midland Co.	216,202	9,870
Brown-Forman Corp., Class B	68,142	3,061
Campbell Soup Co.	72,960	4,412
Church & Dwight Co., Inc.	97,020	4,287
Clorox (The) Co.	48,368	5,805
Coca-Cola (The) Co.	1,458,115	60,454
Colgate-Palmolive Co.	334,001	21,857
Conagra Brands, Inc.	155,619	6,155
Constellation Brands, Inc., Class A	66,779	10,238
Coty, Inc., Class A	175,326	3,210
Dr. Pepper Snapple Group, Inc.	69,038	6,260
Estee Lauder (The) Cos., Inc., Class A	83,465	6,384
General Mills, Inc.	222,271	13,730
Hershey (The) Co.	52,406	5,420
Hormel Foods Corp.	100,716	3,506
JM Smucker (The) Co.	43,776	5,606
Kellogg Co.	95,001	7,003
Kimberly-Clark Corp.	134,551	15,355
Kraft Heinz (The) Co.	224,155	19,573
McCormick & Co., Inc. (Non Voting)	43,073	4,020
Mead Johnson Nutrition Co.	69,126	4,891
Molson Coors Brewing Co., Class B	69,264	6,740
Mondelez International, Inc., Class A	580,232	25,722
Monster Beverage Corp.*	152,354	6,755
PepsiCo, Inc.	538,777	56,372
Philip Morris International, Inc.	582,817	53,322
Procter & Gamble (The) Co.	1,005,296	84,525
Reynolds American, Inc.	310,644	17,409
Tyson Foods, Inc., Class A	109,165	6,733

		528,214

Containers & Packaging - 0.8%
3M Co.	225,929	40,344
Ball Corp.	65,987	4,953
International Paper Co.	154,409	8,193
Sealed Air Corp.	72,136	3,271
WestRock Co.	93,892	4,767

		61,528

Distributors - Consumer Staples - 0.1%
Sysco Corp.	188,997	10,465

Distributors - Discretionary - 0.1%
Fastenal Co.	109,058	5,124
LKQ Corp.	115,761	3,548

		8,672

Electrical Equipment - 3.2%
Acuity Brands, Inc.	16,529	3,816
Allegion PLC	36,326	2,325
AMETEK, Inc.	86,953	4,226
Amphenol Corp., Class A	115,729	7,777
Eaton Corp. PLC	169,716	11,386
Emerson Electric Co.	241,474	13,462
Fortive Corp.	112,740	6,046

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Electrical Equipment - 3.2% continued
General Electric Co.	3,322,955	$105,005
Honeywell International, Inc.	286,289	33,167
Ingersoll-Rand PLC	97,082	7,285
Johnson Controls International PLC	351,833	14,492
Rockwell Automation, Inc.	48,024	6,455
Roper Technologies, Inc.	38,111	6,977
TE Connectivity Ltd.	133,477	9,247

		231,666

Engineering & Construction Services - 0.1%
Fluor Corp.	52,590	2,762
Jacobs Engineering Group, Inc.*	45,252	2,580
Quanta Services, Inc.*	56,706	1,976

		7,318

Gaming, Lodging & Restaurants - 1.5%
Carnival Corp.	157,532	8,201
Chipotle Mexican Grill, Inc.*	10,844	4,091
Darden Restaurants, Inc.	46,548	3,385
Marriott International, Inc., Class A	120,250	9,942
McDonald’s Corp.	311,918	37,967
Royal Caribbean Cruises Ltd.	62,783	5,151
Starbucks Corp.	546,703	30,353
Wyndham Worldwide Corp.	40,762	3,113
Wynn Resorts Ltd.	29,556	2,557
Yum! Brands, Inc.	130,915	8,291

		113,051

Hardware - 4.7%
Apple, Inc.	2,003,055	231,994
Cisco Systems, Inc.	1,885,452	56,978
Corning, Inc.	357,398	8,674
F5 Networks, Inc.*	24,530	3,550
FLIR Systems, Inc.	51,778	1,874
Garmin Ltd.	43,005	2,085
HP, Inc.	642,884	9,541
Juniper Networks, Inc.	143,458	4,054
Motorola Solutions, Inc.	62,562	5,186
NetApp, Inc.	102,844	3,627
Pitney Bowes, Inc.	68,949	1,047
Seagate Technology PLC	110,649	4,224
Western Digital Corp.	107,244	7,287

		340,121

Health Care Facilities & Services - 2.6%
Aetna, Inc.	131,816	16,346
AmerisourceBergen Corp.	63,110	4,935
Anthem, Inc.	98,968	14,229
Cardinal Health, Inc.	120,243	8,654
Centene Corp.*	64,207	3,628
Cigna Corp.	96,441	12,864
DaVita, Inc.*	58,988	3,787
Envision Healthcare Corp.*	44,283	2,803
Express Scripts Holding Co.*	231,659	15,936
HCA Holdings, Inc.*	109,785	8,126
Henry Schein, Inc.*	30,124	4,570
Humana, Inc.	56,009	11,427
Laboratory Corp. of America Holdings*	38,689	4,967
McKesson Corp.	84,933	11,929
Patterson Cos., Inc.	31,067	1,275
Quest Diagnostics, Inc.	52,088	4,787
UnitedHealth Group, Inc.	357,540	57,221
Universal Health Services, Inc., Class B	33,684	3,583

		191,067

Home & Office Products - 0.6%
D.R. Horton, Inc.	128,235	3,505
Fortune Brands Home & Security, Inc.	58,193	3,111
Leggett & Platt, Inc.	50,088	2,448
Lennar Corp., Class A	74,096	3,181
Masco Corp.	123,194	3,896
Mohawk Industries, Inc.*	23,554	4,703
Newell Brands, Inc.	181,237	8,092
PulteGroup, Inc.	112,289	2,064
Snap-on, Inc.	21,670	3,712
Stanley Black & Decker, Inc.	56,641	6,496
Whirlpool Corp.	28,153	5,117

		46,325

Industrial Services - 0.1%
United Rentals, Inc.*	31,446	3,320
W.W. Grainger, Inc.	20,548	4,772

		8,092

Institutional Financial Services - 1.7%
Bank of New York Mellon (The) Corp.	397,106	18,815
CME Group, Inc.	127,445	14,701
Goldman Sachs Group (The), Inc.	138,903	33,260
Intercontinental Exchange, Inc.	223,728	12,623
Morgan Stanley	541,607	22,883

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Institutional Financial Services - 1.7% continued
Nasdaq, Inc.	42,633	$2,861
Northern Trust Corp.(1)	80,837	7,198
State Street Corp.	136,179	10,584

		122,925

Insurance - 4.3%
Aflac, Inc.	153,253	10,666
Allstate (The) Corp.	138,238	10,246
American International Group, Inc.	366,506	23,937
Aon PLC	98,798	11,019
Arthur J. Gallagher & Co.	66,908	3,477
Assurant, Inc.	21,554	2,002
Berkshire Hathaway, Inc., Class B*	713,303	116,254
Chubb Ltd.	174,793	23,094
Cincinnati Financial Corp.	56,188	4,256
Hartford Financial Services Group (The), Inc.	141,854	6,759
Lincoln National Corp.	85,817	5,687
Loews Corp.	103,807	4,861
Marsh & McLennan Cos., Inc.	193,568	13,083
MetLife, Inc.	412,869	22,250
Principal Financial Group, Inc.	100,446	5,812
Progressive (The) Corp.	217,821	7,733
Prudential Financial, Inc.	161,505	16,806
Torchmark Corp.	41,219	3,040
Travelers (The) Cos., Inc.	106,677	13,059
Unum Group	87,736	3,854
Willis Towers Watson PLC	48,288	5,905
XL Group Ltd.	101,799	3,793

		317,593

Iron & Steel - 0.1%
Nucor Corp.	119,760	7,128

Leisure Products - 0.1%
Hasbro, Inc.	42,469	3,304
Mattel, Inc.	128,359	3,536

		6,840

Machinery - 0.9%
Caterpillar, Inc.	219,779	20,382
Deere & Co.	108,664	11,197
Dover Corp.	58,590	4,390
Flowserve Corp.	49,161	2,362
Illinois Tool Works, Inc.	118,695	14,536
Parker-Hannifin Corp.	50,117	7,016
Pentair PLC	62,444	3,501
Xylem, Inc.	67,504	3,343

		66,727

Media - 7.7%
Alphabet, Inc., Class A*	111,221	88,137
Alphabet, Inc., Class C*	111,481	86,043
CBS Corp., Class B (Non Voting)	147,222	9,366
Charter Communications, Inc., Class A*	81,340	23,419
Comcast Corp., Class A	895,239	61,816
Discovery Communications, Inc., Class A*	56,765	1,556
Discovery Communications, Inc., Class C*	83,304	2,231
Expedia, Inc.	45,278	5,129
Facebook, Inc., Class A*	879,291	101,163
Interpublic Group of (The) Cos., Inc.	150,032	3,512
Netflix, Inc.*	161,209	19,958
News Corp., Class A	142,222	1,630
News Corp., Class B	45,373	535
Omnicom Group, Inc.	88,587	7,540
Priceline Group (The), Inc.*	18,535	27,174
Scripps Networks Interactive, Inc., Class A	35,866	2,560
TEGNA, Inc.	80,194	1,715
Time Warner, Inc.	289,654	27,960
TripAdvisor, Inc.*	43,054	1,996
Twenty-First Century Fox, Inc., Class A	397,761	11,153
Twenty-First Century Fox, Inc., Class B	182,811	4,982
VeriSign, Inc.*	34,411	2,618
Viacom, Inc., Class B	130,480	4,580
Walt Disney (The) Co.	549,953	57,316
Yahoo!, Inc.*	329,768	12,752

		566,841

Medical Equipment & Devices - 3.0%
Abbott Laboratories	553,174	21,247
Agilent Technologies, Inc.	121,705	5,545
Baxter International, Inc.	183,979	8,158
Becton Dickinson and Co.	79,786	13,209
Boston Scientific Corp.*	511,883	11,072
C.R. Bard, Inc.	27,639	6,209
Cooper (The) Cos., Inc.	18,205	3,185
Danaher Corp.	228,668	17,799

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Medical Equipment & Devices - 3.0% continued
DENTSPLY SIRONA, Inc.	86,502	$4,994
Edwards Lifesciences Corp.*	80,322	7,526
Hologic, Inc.*	103,980	4,172
Illumina, Inc.*	55,181	7,065
Intuitive Surgical, Inc.*	14,561	9,234
Medtronic PLC	515,830	36,743
Mettler-Toledo International, Inc.*	9,850	4,123
PerkinElmer, Inc.	41,502	2,164
St. Jude Medical, Inc.	107,347	8,608
Stryker Corp.	116,766	13,990
Thermo Fisher Scientific, Inc.	148,349	20,932
Varian Medical Systems, Inc.*	34,859	3,130
Waters Corp.*	30,391	4,084
Zimmer Biomet Holdings, Inc.	75,255	7,766

		220,955

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	470,697	6,209
Newmont Mining Corp.	198,721	6,770

		12,979

Oil, Gas & Coal - 7.5%
Anadarko Petroleum Corp.	209,971	14,641
Apache Corp.	142,547	9,048
Baker Hughes, Inc.	158,853	10,321
Cabot Oil & Gas Corp.	174,808	4,084
Chesapeake Energy Corp.*	281,217	1,974
Chevron Corp.	709,147	83,467
Cimarex Energy Co.	35,836	4,870
Concho Resources, Inc.*	54,887	7,278
ConocoPhillips	465,499	23,340
Devon Energy Corp.	196,720	8,984
EOG Resources, Inc.	216,559	21,894
EQT Corp.	64,922	4,246
Exxon Mobil Corp.	1,557,698	140,598
FMC Technologies, Inc.*	84,313	2,996
Halliburton Co.	324,816	17,569
Helmerich & Payne, Inc.	40,818	3,159
Hess Corp.	100,211	6,242
Kinder Morgan, Inc.	721,254	14,937
Marathon Oil Corp.	318,349	5,511
Marathon Petroleum Corp.	198,299	9,984
Murphy Oil Corp.	60,597	1,886
National Oilwell Varco, Inc.	141,984	5,316
Newfield Exploration Co.*	73,732	2,986
Noble Energy, Inc.	160,770	6,119
Occidental Petroleum Corp.	287,092	20,450
ONEOK, Inc.	79,361	4,556
Phillips 66	166,335	14,373
Pioneer Natural Resources Co.	63,764	11,482
Range Resources Corp.	69,853	2,400
Schlumberger Ltd.	522,672	43,878
Southwestern Energy Co.*	182,626	1,976
Spectra Energy Corp.	263,539	10,829
Tesoro Corp.	43,682	3,820
Transocean Ltd.*	146,396	2,158
Valero Energy Corp.	170,053	11,618
Williams (The) Cos., Inc.	256,716	7,994

		546,984

Passenger Transportation - 0.6%
Alaska Air Group, Inc.	46,307	4,109
American Airlines Group, Inc.	194,657	9,088
Delta Air Lines, Inc.	276,621	13,607
Southwest Airlines Co.	231,236	11,525
United Continental Holdings, Inc.*	108,456	7,904

		46,233

Real Estate - 0.1%
CBRE Group, Inc., Class A*	113,222	3,565

Real Estate Investment Trusts - 2.8%
American Tower Corp.	159,899	16,898
Apartment Investment & Management Co., Class A	59,187	2,690
AvalonBay Communities, Inc.	51,583	9,138
Boston Properties, Inc.	57,738	7,262
Crown Castle International Corp.	135,443	11,752
Digital Realty Trust, Inc.	59,441	5,841
Equinix, Inc.	26,807	9,581
Equity Residential	137,334	8,839
Essex Property Trust, Inc.	24,503	5,697
Extra Space Storage, Inc.	47,245	3,649
Federal Realty Investment Trust	27,086	3,849
General Growth Properties, Inc.	219,238	5,477
HCP, Inc.	176,444	5,244
Host Hotels & Resorts, Inc.	278,938	5,255
Iron Mountain, Inc.	91,249	2,964
Kimco Realty Corp.	158,759	3,994
Macerich (The) Co.	45,690	3,237

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Real Estate Investment Trusts - 2.8% continued
Mid-America Apartment Communities, Inc.	42,829	$4,194
Prologis, Inc.	198,530	10,480
Public Storage	56,021	12,521
Realty Income Corp.	97,156	5,585
Simon Property Group, Inc.	118,012	20,967
SL Green Realty Corp.	37,903	4,076
UDR, Inc.	100,973	3,684
Ventas, Inc.	133,008	8,316
Vornado Realty Trust	64,568	6,739
Welltower, Inc.	136,191	9,115
Weyerhaeuser Co.	280,964	8,454

		205,498

Renewable Energy - 0.0%
First Solar, Inc.*	28,775	923
Retail - Consumer Staples - 2.3%
Costco Wholesale Corp.	164,193	26,289
CVS Health Corp.	400,624	31,613
Dollar General Corp.	95,492	7,073
Dollar Tree, Inc.*	88,712	6,847
Kroger (The) Co.	354,681	12,240
Target Corp.	211,023	15,242
Walgreens Boots Alliance, Inc.	321,496	26,607
Wal-Mart Stores, Inc.	565,704	39,102
Whole Foods Market, Inc.	119,503	3,676

		168,689

Retail - Discretionary - 4.4%
Advance Auto Parts, Inc.	27,670	4,680
Amazon.com, Inc.*	148,149	111,093
AutoNation, Inc.*	24,193	1,177
AutoZone, Inc.*	10,844	8,564
Bed Bath & Beyond, Inc.	57,345	2,331
Best Buy Co., Inc.	102,297	4,365
CarMax, Inc.*	71,486	4,603
Coach, Inc.	104,916	3,674
eBay, Inc.*	390,553	11,596
Foot Locker, Inc.	51,112	3,623
Gap (The), Inc.	82,967	1,862
Genuine Parts Co.	55,875	5,338
Home Depot (The), Inc.	457,600	61,355
Kohl’s Corp.	65,824	3,250
L Brands, Inc.	90,242	5,942
Lowe’s Cos., Inc.	326,763	23,239
Macy’s, Inc.	114,582	4,103
Nordstrom, Inc.	44,050	2,111
O’Reilly Automotive, Inc.*	35,495	9,882
Ross Stores, Inc.	148,978	9,773
Signet Jewelers Ltd.	26,255	2,475
Staples, Inc.	244,090	2,209
Tiffany & Co.	40,010	3,098
TJX (The) Cos., Inc.	244,888	18,398
Tractor Supply Co.	49,005	3,715
Ulta Salon Cosmetics & Fragrance, Inc.*	22,025	5,615
Urban Outfitters, Inc.*	33,595	957

		319,028

Semiconductors - 3.3%
Analog Devices, Inc.	115,829	8,411
Applied Materials, Inc.	406,128	13,106
Broadcom Ltd.	149,273	26,387
Intel Corp.	1,780,315	64,572
KLA-Tencor Corp.	58,751	4,623
Lam Research Corp.	61,113	6,461
Linear Technology Corp.	90,321	5,632
Microchip Technology, Inc.	81,184	5,208
Micron Technology, Inc.*	391,306	8,577
NVIDIA Corp.	202,474	21,612
Qorvo, Inc.*	47,737	2,517
QUALCOMM, Inc.	554,831	36,175
Skyworks Solutions, Inc.	69,680	5,202
Texas Instruments, Inc.	375,525	27,402
Xilinx, Inc.	94,775	5,722

		241,607

Software - 4.4%
Activision Blizzard, Inc.	256,871	9,276
Adobe Systems, Inc.*	186,743	19,225
Akamai Technologies, Inc.*	65,091	4,340
Autodesk, Inc.*	73,517	5,441
CA, Inc.	117,659	3,738
Cerner Corp.*	113,436	5,373
Citrix Systems, Inc.*	58,558	5,230
Electronic Arts, Inc.*	113,350	8,927
Intuit, Inc.	91,534	10,491
Microsoft Corp.	2,920,684	181,491
Oracle Corp.	1,125,714	43,284

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Software - 4.4% continued
Red Hat, Inc.*	67,740	$4,722
salesforce.com, Inc.*	239,788	16,416
Symantec Corp.	233,998	5,590

		323,544

Specialty Finance - 2.8%
Alliance Data Systems Corp.	21,657	4,949
American Express Co.	288,782	21,393
Capital One Financial Corp.	181,166	15,805
Discover Financial Services	148,043	10,672
Fidelity National Information Services, Inc.	123,279	9,325
Fiserv, Inc.*	81,513	8,663
Global Payments, Inc.	57,542	3,994
Mastercard, Inc., Class A	357,560	36,918
Navient Corp.	114,721	1,885
PayPal Holdings, Inc.*	421,546	16,639
Synchrony Financial	294,497	10,681
Total System Services, Inc.	62,649	3,072
Visa, Inc., Class A	701,529	54,733
Western Union (The) Co.	183,013	3,975

		202,704

Technology Services - 2.4%
Accenture PLC, Class A	233,017	27,293
Automatic Data Processing, Inc.	169,444	17,415
Cognizant Technology Solutions Corp., Class A*	227,908	12,770
CSRA, Inc.	55,304	1,761
Dun & Bradstreet (The) Corp.	13,828	1,678
Equifax, Inc.	44,917	5,311
Hewlett Packard Enterprise Co.	625,990	14,485
International Business Machines Corp.	325,015	53,949
Moody’s Corp.	62,455	5,888
Nielsen Holdings PLC	126,231	5,295
Paychex, Inc.	120,872	7,359
S&P Global, Inc.	97,315	10,465
Teradata Corp.*	49,016	1,332
Verisk Analytics, Inc.*	58,388	4,739
Xerox Corp.	317,510	2,772

		172,512

Telecom - 2.6%
AT&T, Inc.	2,306,775	98,107
CenturyLink, Inc.	206,390	4,908
Frontier Communications Corp.	439,259	1,485
Level 3 Communications, Inc.*	109,519	6,173
Verizon Communications, Inc.	1,531,254	81,738

		192,411

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	53,423	3,914
CSX Corp.	351,840	12,641
Expeditors International of Washington, Inc.	67,763	3,589
FedEx Corp.	91,823	17,097
JB Hunt Transport Services, Inc.	33,015	3,205
Kansas City Southern	40,405	3,428
Norfolk Southern Corp.	109,654	11,850
Ryder System, Inc.	19,851	1,478
Union Pacific Corp.	309,555	32,095
United Parcel Service, Inc., Class B	258,887	29,679

		118,976

Transportation Equipment - 0.2%
Cummins, Inc.	57,918	7,916
PACCAR, Inc.	131,707	8,416

		16,332

Utilities - 3.1%
AES Corp.	249,630	2,901
Alliant Energy Corp.	84,862	3,215
Ameren Corp.	90,758	4,761
American Electric Power Co., Inc.	184,886	11,640
American Water Works Co., Inc.	66,640	4,822
CenterPoint Energy, Inc.	162,601	4,007
CMS Energy Corp.	104,350	4,343
Consolidated Edison, Inc.	114,690	8,450
Dominion Resources, Inc.	235,535	18,040
DTE Energy Co.	67,325	6,632
Duke Energy Corp.	258,942	20,099
Edison International	122,408	8,812
Entergy Corp.	67,351	4,948
Eversource Energy	118,976	6,571
Exelon Corp.	346,844	12,310
FirstEnergy Corp.	160,011	4,956
NextEra Energy, Inc.	175,540	20,970
NiSource, Inc.	121,082	2,681
NRG Energy, Inc.	118,297	1,450
PG&E Corp.	189,971	11,545

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Utilities - 3.1% continued
Pinnacle West Capital Corp.	41,993	$3,277
PPL Corp.	255,366	8,695
Public Service Enterprise Group, Inc.	190,196	8,346
SCANA Corp.	53,368	3,911
Sempra Energy	93,971	9,457
Southern (The) Co.	368,165	18,110
WEC Energy Group, Inc.	118,454	6,947
Xcel Energy, Inc.	191,182	7,781

		229,677

Waste & Environment Services & Equipment - 0.3%
Republic Services, Inc.	86,693	4,946
Stericycle, Inc.*	32,123	2,475
Waste Management, Inc.	152,838	10,837

		18,258

Total Common Stocks (Cost $4,159,239)		7,237,971

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(2) (3)	60,529,977	60,530

Total Investment Companies (Cost $60,530)		60,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.46%, 3/2/17(4) (5)	$6,310	$6,305

Total Short-Term Investments (Cost $6,305)		6,305

Total Investments - 99.8% (Cost $4,226,074)		7,304,806

Other Assets less Liabilities - 0.2%		12,831

NET ASSETS - 100.0%		$7,317,637

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of December 31, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	696	$77,820	Long	3/17	$92

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	9.4
Energy	7.5
Financials	14.8
Health Care	13.6
Industrials	10.3
Information Technology	20.8
Materials	2.8
Real Estate	2.9
Telecommunication Services	2.7
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$7,237,971	$—	$—	$7,237,971
Investment Companies	60,530	—	—	60,530
Short-Term Investments	—	6,305	—	6,305

Total Investments	$7,298,501	$6,305	$—	$7,304,806

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$92	$—	$—	$92

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,321,913

Gross tax appreciation of investments	$3,073,095
Gross tax depreciation of investments	(90,202)

Net tax appreciation of investments	$2,982,893

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$38,970	$378,195	$356,635	$—	$—	$58	$60,530
Northern Trust Corp.	5,267	—	—	1,931	—	91	7,198

Total	$44,237	$378,195	$356,635	$1,931	$—	$149	$67,728

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 13.3%
ABS Other - 13.3%
Alpine Securitization Ltd.,
0.75%, 1/12/17(1)	$3,000	$2,999
Bedford Row Funding Corp.,
0.67%, 1/10/17(1)	3,000	2,999
Bennington Stark Capital Co. LLC,
0.71%, 1/3/17(1)	3,000	3,000
Concord Minutemen Capital Co. LLC, Class A,
0.71%, 1/6/17	3,000	3,000
Liberty Street Funding LLC,
0.71%, 1/6/17	1,800	1,800
0.72%, 1/6/17	1,600	1,600
Ridgefield Funding Co. LLC,
0.65%, 1/3/17(1)	2,500	2,500
Thunder Bay Funding LLC,
0.71%, 1/10/17(1)	1,500	1,500
Victory Receivables Corp.,
0.88%, 1/23/17(1)	3,300	3,298

		22,696

Total ABS Commercial Paper (Cost $22,696)		22,696

CERTIFICATES OF DEPOSIT - 9.4%
Banking - 9.4%
Mitsubishi UFJ Trust & Banking Corp.,
1.21%, 1/11/17(2)	1,500	1,500
National Australia Bank Ltd.,
1.28%, 2/24/17(2)	3,500	3,502
Norinchukin Bank, New York Branch,
0.90%, 1/17/17	3,000	3,000
Shizuoka Bank Ltd., New York Branch,
0.90%, 2/1/17	3,000	3,000
Toronto Dominion Bank, New York,
0.78%, 1/31/17	5,000	5,000

		16,002

Total Certificates of Deposit (Cost $16,002)		16,002

COMMERCIAL PAPER - 5.4%
Banking - 3.6%
Bank of Montreal, Chicago Branch,
0.96%, 2/15/17	3,000	2,996
United Overseas Bank Ltd.,
0.76%, 1/20/17(1)	750	750
0.76%, 1/23/17(1)	2,375	2,374

		6,120

Foreign Agencies - 1.8%
Korea Development Bank,
0.74%, 2/3/17	3,000	2,998

Total Commercial Paper (Cost $9,118)		9,118

CORPORATE NOTES/BONDS - 0.3%
Banking - 0.3%
Australia and New Zealand Banking Group,
1.25%, 1/10/17	525	525

Total Corporate Notes/Bonds (Cost $525)		525

EURODOLLAR TIME DEPOSITS - 10.3%
Banking - 10.3%
Australia and New Zealand Banking Group,
0.55%, 1/3/17	7,500	7,500
Credit Agricole S.A., London Branch,
0.60%, 1/3/17	5,000	5,000
Nordea Bank Finland PLC, New York,
0.50%, 1/3/17	5,000	5,000

		17,500

Total Eurodollar Time Deposits (Cost $17,500)		17,500

MUNICIPAL INVESTMENTS - 46.1%
Arizona - 3.4%
Pima County IDA MFH Revenue Refunding Bonds, Eastside Place Apartments Project,
(FNMA LOC),
0.73%, 1/10/17(3)	5,845	5,845

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 46.1% continued
Arkansas - 3.1%
Benton County Public Facilities Board College Parking Revenue Refunding Bonds, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.74%, 1/10/17(3)	$5,350	$5,350

California - 7.1%
California State Pollution Control Financing Authority PCR Refunding Bonds, Series C, Pacific Gas & Electric,
(Mizuho Bank Ltd. LOC),
0.73%, 1/3/17(3)	8,000	8,000
Corona City MFH Revenue Refunding Bonds, Series A, Country Hills Project,
(FHLMC LOC),
0.78%, 1/10/17(3)	4,075	4,075

		12,075

Florida - 4.9%
Florida State HFA Revenue Bonds,
(FNMA LOC),
0.76%, 1/10/17(3)	5,000	5,000
JEA Electric System Revenue Bonds, Series Three-C-1,
0.73%, 1/10/17(3)	3,300	3,300

		8,300

Maryland -1.8%
Maryland State Department of Housing & Community Development Administration Taxable Revenue Bonds, Series E,
0.75%, 1/10/17(3)	3,000	3,000

Missouri - 3.0%
Springfield IDA Revenue Bonds, ABEC Inc. Project,
0.80%, 1/10/17(3)	5,090	5,090

Pennsylvania - 7.2%
Allegheny County IDA Health Care Revenue Bonds, Series B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.78%, 1/10/17(3)	4,725	4,725
Haverford Township School District G.O. Limited Bonds,
(TD Bank N.A. LOC),
0.73%, 1/10/17(3)	7,500	7,500

		12,225

South Carolina - 1.8%
South Carolina State Finance & Development Authority MFH Revenue Bonds, Brookside Apartments,
(FHLMC LOC),
0.72%, 1/10/17(3)	3,000	3,000

Tennessee - 2.9%
Metropolitan Government Nashville & Davidson County IDB MFH Revenue Bonds,
(FNMA LOC),
0.74%, 1/10/17(3)	5,000	5,000

Texas - 3.2%
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A-1, Timber Point Apartments,
(FHLMC LOC),
0.78%, 1/10/17(3)	5,430	5,430

Utah - 2.9%
Utah State Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas,
(FHLMC LOC),
0.74%, 1/10/17(3)	5,000	5,000

Vermont - 2.9%
Vermont Economic Development Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.95%, 2/17/17	5,000	5,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 46.1% continued
Washington - 1.9%
Washington State Higher Education Facilities Authority Revenue Bonds, Whitman College Project,
0.75%, 1/10/17(3)	$3,185	$3,185

Total Municipal Investments (Cost $78,500)		78,500

Investments, at Amortized Cost ($144,341)		144,341

REPURCHASE AGREEMENTS - 14.5%(4)
Repurchase Agreements - 14.5%
Citigroup Global Markets, Inc., dated 12/30/16, repurchase price $24,579
0.53%, 1/3/17	24,578	24,578

Total Repurchase Agreements (Cost $24,578)		24,578

Total Investments - 99.3% (Cost $168,919)(5)		168,919

Other Assets less Liabilities - 0.7%		1,218

NET ASSETS - 100.0%		$170,137

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(3)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$25,070	0.88%	6/15/19

(5)	The cost for federal income tax purposes was approximately $168,919,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$168,919	$—	$168,919

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

G.O. - General Obligation

LOC - Line of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 91.3%
Alabama - 2.6%
Chatom Alabama IDB Gulf Opportunity Zone Revenue Bonds, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.86%, 1/10/17(1)	$2,000	$2,000

Alaska - 2.6%
Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks,
(MUFG Union Bank N.A. LOC),
0.73%, 1/10/17(1)	2,000	2,000

California - 10.9%
California Statewide Communities Development Authority MFH Revenue Bonds, Series OO (AMT), Imperial Park Apartments,
(FHLMC LOC),
0.78%, 1/10/17(1)	3,000	3,000
California Statewide Communities Development Authority MFH Revenue Bonds, Series WW (AMT), David Avenue Apartments,
(FHLMC LOC),
0.78%, 1/10/17(1)	5,300	5,300

		8,300

Colorado - 4.9%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series B-1, National Jewish Federation Board Program,
(Toronto-Dominion Bank LOC),
0.71%, 1/3/17(1)	1,500	1,500
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.72%, 1/10/17(1)	2,200	2,200

		3,700

District of Columbia - 1.7%
District of Columbia Revenue Bonds, Center of Internship and Academic,
(Branch Banking & Trust Co. LOC),
0.77%, 1/10/17(1)	1,265	1,265

Florida - 2.9%
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
0.72%, 1/10/17(1)	2,200	2,200

Illinois - 12.8%
Illinois State Development Finance Authority Revenue Bonds, St. Ignatius College Project,
(PNC Bank N.A. LOC),
0.90%, 1/10/17(1)	1,500	1,500
Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.90%, 1/10/17(1)	2,500	2,500
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
(Bank of America N.A. LOC),
0.69%, 1/3/17(1)	1,700	1,700
Quad Cities Regional Economic Development Authority Revenue Bonds, Two Rivers YMCA Project,
(U.S. Bank N.A. LOC),
0.73%, 1/3/17(1)	2,100	2,100
Quad Cities Regional EDA Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.73%, 1/10/17(1)	1,900	1,900

		9,700

Indiana - 1.3%
Tippecanoe Count Industrial Revenue Bonds, Faith Properties Inc. Projects,
0.77%, 1/10/17(1)	1,000	1,000

Iowa - 3.3%
Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.73%, 1/10/17(1)	2,500	2,500

Kansas - 2.6%
Olathe City Health Facilities Revenue Bonds, Series B, Olathe Medical Center,
(Bank of America N.A. LOC),

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 91.3% continued
Kansas - 2.6% continued
0.73%, 1/3/17(1)	$2,000	$2,000

Louisiana - 7.5%
East Baton Rouge Parish IDA Development Board, Inc. Revenue Bonds, Series A, Exxon Mobil Project,
0.67%, 1/3/17(1)	1,200	1,200
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, 1st Stage Loop LLC,
(JPMorgan Chase Bank N.A. LOC),
0.72%, 1/3/17(1)	2,000	2,000
Lousiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
0.77%, 1/10/17(1)	2,500	2,500

		5,700

Massachusetts - 2.9%
Commonwealth of Massachusetts G.O. Limited Bonds, Series A, Consolidated Loan,
0.69%, 1/3/17(1)	2,185	2,185

Michigan - 4.2%
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Henry Ford Museum Village Project,
(Comerica Bank LOC),
0.79%, 1/3/17(1)	1,600	1,600
University of Michigan General Revenue Bonds, Series A,
0.60%, 1/3/17(1)	900	900
University of Michigan General Revenue Bonds, Series D-1,
0.66%, 1/3/17(1)	670	670

		3,170

Mississippi - 1.9%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
0.74%, 1/3/17(1)	600	600
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series H, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.74%, 1/3/17(1)	860	860

		1,460

Missouri - 2.4%
St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services,
(BMO Harris Bank N.A. LOC),
0.75%, 1/3/17(1)	1,845	1,845

New York - 6.6%
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.74%, 1/10/17(1)	1,500	1,500
New York State HFA Revenue Bonds, Series A, 160 Madison Avenue,
(PNC Bank N.A. LOC),
0.75%, 1/3/17(1)	1,000	1,000
New York State HFA Revenue Bonds, Series S, 160 Madison Avenue,
(PNC Bank N.A. LOC),
0.75%, 1/3/17(1)	900	900
New York State HFA Revenue Bonds, Series S, 19 India Street,
(JPMorgan Chase Bank N.A. LOC),
0.84%, 1/10/17(1)	1,500	1,500
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 159 (Non AMT),
0.78%, 1/10/17(1)	100	100

		5,000

North Carolina - 1.3%
North Carolina State Medical Care Commission Hospital Revenue Bonds, Series B, Moses Cone Health System,
0.67%, 1/3/17(1)	1,000	1,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 91.3% continued
Ohio - 1.5%
Ohio State University Revenue Bonds,
0.70%, 1/10/17(1)	$1,100	$1,100

Tennessee - 4.0%
Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement,
0.77%, 1/10/17(1)	3,000	3,000

Texas - 11.4%
Bexar County Health Facilities Development Corp. Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.83%, 1/10/17(1)	1,610	1,610
Harris County Health Facilities Development Corp. Revenue Refunding Bonds, Series A-2, Methodist Hospital System,
0.72%, 1/3/17(1)	2,000	2,000
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,
(FHLMC LOC),
0.74%, 1/10/17(1)	5,000	5,000

		8,610

Wyoming - 2.0%
Lincoln County PCR Refunding Bonds, Exxon Mobil Project (Non-AMT),
0.67%, 1/3/17(1)	1,500	1,500

Total Municipal Investments (Cost $69,235)		69,235

Total Investments - 91.3% (Cost $69,235)(2)		69,235

Other Assets less Liabilities - 8.7%		6,626

NET ASSETS - 100.0%		$75,861

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(2)	The cost for federal income tax purposes was approximately $69,235,000.

Percentages shown are based on Net Assets.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	26.5%
Housing	26.4
School	11.7
IDB & PCR	5.9
University	5.7
All other sectors less than 5%	23.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$69,235	$—	$69,235

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2016 (UNAUDITED)

EXPLANATIONS OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1)
Federal Farm Credit Bank - 5.2%
FFCB Bond,
0.80%, 6/16/17	$4,000	$4,002
FFCB Discount Notes,
0.54%, 1/4/17(2)	4,000	4,000
0.54%, 1/6/17(2)	15,000	14,999
0.68%, 1/17/17(2)	10,000	9,997
0.67%, 1/23/17(2)	7,000	6,997
0.56%, 2/1/17(2)	3,000	2,999
0.56%, 2/2/17(2)	15,000	14,993
0.57%, 2/7/17(2)	12,000	11,992
0.57%, 2/10/17(2)	8,000	7,995
0.74%, 2/14/17(2)	7,000	6,994
0.74%, 2/17/17(2)	7,000	6,993
0.69%, 2/22/17(2)	11,000	10,989
0.55%, 3/7/17(2)	3,000	2,997
0.61%, 3/8/17(2)	2,000	1,998
0.61%, 3/10/17(2)	6,000	5,993
0.62%, 3/17/17(2)	4,000	3,995
0.61%, 4/4/17(2)	3,000	2,995
0.61%, 4/11/17(2)	2,000	1,997
0.54%, 4/12/17(2)	5,000	4,993
0.60%, 4/19/17(2)	4,000	3,992
0.63%, 5/2/17(2)	4,000	3,992
0.64%, 5/9/17(2)	2,000	1,996
0.64%, 5/15/17(2)	6,000	5,986
0.61%, 5/18/17(2)	15,000	14,967
0.61%, 5/18/17(2)	2,000	1,996
0.61%, 6/2/17(2)	5,000	4,987
0.61%, 6/12/17(2)	10,000	9,973
0.63%, 6/28/17(2)	4,000	3,988
0.64%, 7/3/17(2)	6,000	5,981
0.55%, 7/6/17(2)	3,000	2,992
0.64%, 7/7/17(2)	11,000	10,964
0.61%, 7/11/17(2)	15,000	14,952
0.64%, 7/13/17(2)	8,000	7,973
0.64%, 7/19/17(2)	11,000	10,962
0.67%, 7/21/17(2)	15,000	14,945
0.66%, 8/3/17(2)	8,000	7,969
0.66%, 8/4/17(2)	5,000	4,980
0.68%, 8/4/17(2)	43,000	42,828
0.68%, 8/8/17(2)	9,000	8,963
0.65%, 8/9/17(2)	44,000	43,828
0.69%, 8/10/17(2)	38,000	37,841
0.69%, 8/11/17(2)	13,000	12,946
0.66%, 8/15/17(2)	4,000	3,984
0.67%, 8/16/17(2)	12,000	11,948
0.70%, 8/16/17(2)	40,000	39,828
0.67%, 8/18/17(2)	2,000	1,991
0.69%, 8/18/17(2)	50,000	49,784
0.69%, 8/23/17(2)	37,000	36,836
0.70%, 9/7/17(2)	6,000	5,971
0.71%, 9/7/17(2)	15,000	14,928
0.71%, 9/8/17(2)	15,000	14,927
0.82%, 9/11/17(2)	17,000	16,903
0.86%, 10/30/17(2)	17,000	16,879
0.86%, 11/16/17(2)	25,000	24,812
FFCB Notes,
0.83%, 1/3/17(3)	32,000	31,997
0.91%, 1/3/17(3)	36,000	35,993
0.76%, 1/5/17(3)	20,000	19,993
0.67%, 1/6/17(3)	5,000	5,000
0.72%, 1/7/17(3)	9,000	9,000
0.82%, 1/8/17(3)	20,000	19,999
0.65%, 1/10/17(3)	5,000	5,000
0.77%, 1/12/17(3)	9,000	8,999
0.81%, 1/12/17(3)	7,000	6,999
0.83%, 1/18/17(3)	7,000	6,999
0.71%, 1/20/17(3)	3,000	3,000
0.86%, 1/20/17(3)	7,000	7,000
0.86%, 1/21/17(3)	19,000	18,998
0.65%, 1/25/17(3)	6,000	6,000
0.89%, 1/25/17(3)	15,000	15,000
0.77%, 1/27/17(3)	7,000	6,990
0.78%, 1/29/17(3)	4,000	4,000

		857,677

Federal Home Loan Bank - 39.8%
FHLB Bonds,
0.54%, 1/9/17	17,000	17,000
0.43%, 1/11/17	103,000	102,999
0.45%, 1/18/17	15,000	15,000
0.47%, 1/20/17	14,000	14,000
0.56%, 1/20/17	18,000	18,000
0.47%, 1/25/17	20,000	19,999
0.57%, 4/21/17	17,000	16,997
FHLB Discount Notes,
0.34%, 1/4/17(2)	64,000	63,998

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1) continued
Federal Home Loan Bank - 39.8% continued
0.37%, 1/4/17(2)	$644,000	$643,980
0.29%, 1/17/17(2)	238,000	237,968
0.55%, 1/27/17(2)	212,180	212,101
0.55%, 1/27/17(2)	27,000	26,990
0.50%, 2/1/17(2)	212,500	212,407
0.52%, 2/1/17(2)	86,000	85,962
0.51%, 2/3/17(2)	242,100	241,989
0.51%, 2/6/17(2)	70,000	69,964
0.52%, 2/8/17(2)	250,000	249,860
0.54%, 2/8/17(2)	250,000	249,860
0.54%, 2/8/17(2)	652,800	652,435
0.61%, 2/10/17(2)	485,208	484,928
0.61%, 2/10/17(2)	30,000	29,983
0.51%, 2/13/17(2)	20,000	19,988
0.51%, 2/13/17(2)	225,000	224,863
0.54%, 2/14/17(2)	156,000	155,897
0.52%, 2/15/17(2)	228,713	228,562
0.53%, 2/15/17(2)	68,000	67,955
0.54%, 2/15/17(2)	250,000	249,835
0.55%, 2/16/17(2)	110,000	109,924
0.53%, 2/17/17(2)	100,000	99,930
0.55%, 2/17/17(2)	110,000	109,923
0.55%, 2/21/17(2)	85,000	84,934
0.56%, 2/21/17(2)	210,000	209,836
0.52%, 2/22/17(2)	70,000	69,947
0.53%, 2/22/17(2)	35,000	34,973
0.54%, 2/22/17(2)	78,400	78,341
0.53%, 2/24/17(2)	102,000	101,919
0.59%, 2/24/17(2)	7,000	6,994
0.39%, 2/28/17(2)	75,000	74,953
0.53%, 3/1/17(2)	105,000	104,909
0.53%, 3/6/17(2)	100,000	99,908
0.53%, 3/8/17(2)	130,000	129,875
0.51%, 3/22/17(2)	61,000	60,931
0.58%, 5/1/17(2)	14,000	13,973
FHLB Notes,
0.70%, 1/1/17(3)	6,000	6,000
0.64%, 1/6/17(3)	65,000	65,000
0.68%, 1/7/17(3)	4,000	4,000
0.68%, 1/8/17(3)	50,000	50,000
0.73%, 1/21/17(3)	9,000	9,000
0.74%, 1/21/17(3)	4,000	4,000
0.84%, 1/26/17(3)	2,000	2,000
0.75%, 1/27/17(4)	21,000	21,000
0.75%, 2/7/17(4)	6,000	6,000
0.75%, 2/10/17(4)	12,000	12,000
0.75%, 2/13/17(4)	10,000	10,000
0.77%, 2/17/17(4)	25,000	25,000
0.92%, 2/22/17(3)	5,000	5,000
0.77%, 2/26/17(3)	40,000	40,000
0.77%, 3/1/17(3)	59,000	59,000
0.78%, 3/7/17(3)	85,000	84,995
0.81%, 3/23/17(3)	35,000	35,000
0.88%, 3/26/17(3)	107,000	107,003

		6,549,788

Federal Home Loan Mortgage Corporation - 3.2%
FHLMC Bonds,
0.50%, 1/27/17	67,925	67,924
0.75%, 3/9/17	22,000	22,000
0.88%, 6/16/17	9,000	9,010
0.75%, 7/14/17	15,000	15,008
FHLMC Discount Notes,
0.52%, 5/10/17(2)	40,000	39,925
0.56%, 5/18/17(2)	83,000	82,826
FHLMC Note,
0.67%, 1/12/17	5,000	5,000
FHLMC Notes,
0.84%, 1/8/17(3)	25,000	25,000
0.69%, 1/13/17	5,000	5,000
0.65%, 1/17/17(3)	103,000	103,000
0.74%, 1/20/17(3)	100,000	99,995
0.87%, 1/21/17(3)	14,000	13,999
0.80%, 1/27/17(3)	38,000	37,998

		526,685

Federal National Mortgage Association - 2.1%
FNMA Bonds,
1.25%, 1/30/17	24,384	24,398
5.00%, 2/13/17	16,000	16,079
5.38%, 6/12/17	4,000	4,083
FNMA Discount Notes,
0.35%, 1/3/17(2)	86,734	86,732
0.37%, 1/3/17(2)	125,000	124,997
0.43%, 4/3/17(2)	32,972	32,927

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 50.3%(1) continued
Federal National Mortgage Association - 2.1% continued
0.49%, 4/3/17(2)	$46,568	$46,500
FNMA Note,
0.66%, 1/8/17(3)	11,000	10,999

		346,715

Total U.S. Government Agencies (Cost $8,280,865)		8,280,865

U.S. GOVERNMENT OBLIGATIONS - 22.5%
U.S. Treasury Bills - 4.5%
0.46%, 1/12/17(2)	170,000	169,975
0.41%, 2/9/17(2)	451,000	450,801
0.46%, 3/2/17(2)	7,000	6,992
0.54%, 5/11/17(2)	118,000	117,772

		745,540

U.S. Treasury Floating Rate Notes - 9.1%
0.63%, 1/3/17(3)	33,000	32,994
0.69%, 1/3/17(3)	91,000	90,979
0.73%, 1/3/17(3)	15,000	14,999
0.75%, 1/3/17(3)	308,000	308,463
0.83%, 1/3/17(3)	1,057,300	1,059,393

		1,506,828

U.S. Treasury Notes - 8.9%
0.75%, 1/15/17	34,000	34,001
0.50%, 1/31/17	58,000	57,997
3.00%, 2/28/17	13,000	13,050
0.63%, 5/31/17	81,476	81,495
0.88%, 6/15/17	175,000	175,223
0.63%, 6/30/17	157,000	157,026
2.50%, 6/30/17	150,000	151,429
0.50%, 7/31/17	65,000	64,941
0.88%, 8/15/17	226,000	226,355
0.63%, 8/31/17	153,000	152,973
1.88%, 8/31/17	108,000	108,876
1.00%, 9/15/17	100,000	100,221
0.75%, 10/31/17	100,000	100,006
1.88%, 10/31/17	38,000	38,350

		1,461,943

Total U.S. Government Obligations (Cost $3,714,311)		3,714,311

Investments, at Amortized Cost ($11,995,176)		11,995,176

REPURCHASE AGREEMENTS - 27.6%
Joint Repurchase Agreements - 0.0%(5) (6)
Bank of America Securities LLC, dated 12/30/16, repurchase price $1,607
0.29%, 1/9/17	1,607	1,607

Repurchase Agreements - 27.6%(7)
Bank of Montreal, dated 12/6/16, repurchase price $200,091
0.43%, 1/13/17	200,000	200,000
Bank of Nova Scotia, dated 12/30/16, repurchase price $1,300,073
0.50%, 1/3/17	1,300,000	1,300,000
BNP Paribas S.A., dated 11/28/16, repurchase price $275,093
0.33%, 1/4/17	275,000	275,000
BNP Paribas S.A., dated 12/30/16, repurchase price $760,043
0.50%, 1/3/17	760,000	760,000
Citigroup Global Markets, Inc., dated 12/30/16, repurchase price $95,952
0.51%, 1/3/17	95,947	95,947
Credit Suisse Securities, dated 12/22/16, repurchase price $250,076
0.52%, 1/12/17	250,000	250,000
Deutsche Bank Securities, Inc., dated 12/30/16, repurchase price $150,008
0.50%, 1/3/17	150,000	150,000
Federal Reserve Bank of New York, dated 12/30/16, repurchase price $875,049
0.50%, 1/3/17	875,000	875,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 27.6% continued
Repurchase Agreements - 27.6%(7) continued
Societe Generale, New York Branch,dated 12/30/16, repurchase price $250,025
0.51%, 1/6/17	$250,000	$250,000
Societe Generale, New York Branch,dated 12/30/16, repurchase price $395,023
0.51%, 1/3/17	395,000	395,000

		4,550,947

Total Repurchase Agreements (Cost $4,552,554)		4,552,554

Total Investments - 100.4% (Cost $16,547,730)(8)		16,547,730

Liabilities less Other Assets - (0.4%)		(72,129)

NET ASSETS - 100.0%		$16,475,601

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$1,640	0.13%	4/15/17

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$69,071	1.00% - 6.50%	3/8/17 - 12/1/46
FNMA	$283,749	0.88% - 7.00%	2/8/18 - 1/1/47
GNMA	$266,021	2.00% - 7.00%	1/15/29 - 10/20/46
U.S. Treasury Bills	$31	0.00%	1/5/17 - 9/14/17
U.S. Treasury Bonds	$2,064,755	0.00% - 8.13%	11/15/17 - 2/15/46
U.S. Treasury Notes	$1,949,987	0.13% - 2.75%	1/31/17 - 8/15/25

Total	$4,633,614

(8)	The cost for federal income tax purposes was approximately $16,547,730,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$16,547,730	$—	$16,547,730

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 64.1%(1)
Federal Farm Credit Bank - 14.4%
FFCB Discount Notes,
0.36%, 1/3/17(2)	$25,000	$24,999
0.54%, 1/4/17(2)	4,000	4,000
0.54%, 1/6/17(2)	15,000	14,999
0.63%, 1/9/17(2)	10,000	9,999
0.67%, 1/23/17(2)	8,000	7,997
0.56%, 1/25/17(2)	5,000	4,998
0.56%, 2/2/17(2)	7,000	6,997
0.57%, 2/7/17(2)	5,000	4,997
0.68%, 2/7/17(2)	14,000	13,991
0.71%, 2/7/17(2)	5,000	4,997
0.57%, 2/10/17(2)	10,000	9,994
0.74%, 2/14/17(2)	9,000	8,992
0.74%, 2/17/17(2)	8,000	7,992
0.69%, 2/22/17(2)	13,000	12,987
0.55%, 3/7/17(2)	4,000	3,996
0.61%, 3/8/17(2)	2,000	1,998
0.61%, 3/10/17(2)	7,000	6,992
0.62%, 3/17/17(2)	4,000	3,995
0.61%, 4/4/17(2)	4,000	3,994
0.61%, 4/11/17(2)	2,000	1,997
0.60%, 4/19/17(2)	5,000	4,991
0.64%, 4/19/17(2)	4,000	3,993
0.64%, 4/27/17(2)	2,000	1,996
0.63%, 5/2/17(2)	4,000	3,992
0.64%, 5/9/17(2)	2,000	1,995
0.64%, 5/15/17(2)	7,000	6,984
0.61%, 5/18/17(2)	2,000	1,995
0.61%, 6/2/17(2)	5,000	4,987
0.66%, 6/21/17(2)	5,000	4,985
0.64%, 7/3/17(2)	5,000	4,984
0.55%, 7/6/17(2)	3,000	2,992
0.64%, 7/7/17(2)	10,000	9,967
0.64%, 7/13/17(2)	7,000	6,976
0.67%, 7/21/17(2)	6,000	5,978
0.67%, 7/28/17(2)	10,000	9,962
0.66%, 8/3/17(2)	7,000	6,973
0.66%, 8/4/17(2)	5,000	4,980
0.68%, 8/4/17(2)	5,000	4,980
0.68%, 8/8/17(2)	6,000	5,975
0.69%, 8/10/17(2)	8,000	7,967
0.69%, 8/11/17(2)	3,000	2,987
0.66%, 8/15/17(2)	3,000	2,988
0.67%, 8/18/17(2)	2,000	1,992
0.69%, 8/23/17(2)	8,000	7,965
0.70%, 9/7/17(2)	3,000	2,985
0.71%, 9/7/17(2)	6,000	5,971
0.71%, 9/8/17(2)	6,000	5,971
0.69%, 10/5/17(2)	10,000	9,948
0.71%, 10/12/17(2)	2,000	1,989
FFCB Notes,
0.62%, 1/2/17(3)	15,000	15,000
0.83%, 1/3/17(3)	33,000	32,996
0.91%, 1/3/17(3)	5,000	4,999
0.63%, 1/4/17(3)	18,000	18,000
0.82%, 1/4/17(3)	6,000	5,999
0.76%, 1/5/17(3)	21,000	20,993
0.67%, 1/6/17(3)	10,000	10,000
0.78%, 1/6/17(3)	6,000	5,999
0.72%, 1/7/17(3)	10,000	10,000
0.82%, 1/8/17(3)	6,000	6,000
0.65%, 1/10/17(3)	10,000	10,000
0.77%, 1/12/17(3)	8,000	7,999
0.81%, 1/12/17(3)	8,000	7,999
0.83%, 1/18/17(3)	8,000	7,999
0.71%, 1/20/17(3)	5,000	5,000
0.86%, 1/20/17(3)	8,000	8,000
0.86%, 1/21/17(3)	20,000	19,997
0.78%, 1/22/17(3)	27,000	26,971
0.65%, 1/25/17(3)	1,000	1,000
0.77%, 1/27/17(3)	7,000	6,990

		543,300

Federal Home Loan Bank - 42.9%
FHLB Bonds,
0.54%, 1/9/17	20,000	20,000
0.43%, 1/11/17	31,000	31,000
0.45%, 1/18/17	16,000	16,000
0.56%, 1/20/17	20,000	20,000
0.47%, 1/25/17	19,000	18,999
0.54%, 1/25/17	14,000	14,000
0.57%, 4/21/17	16,000	15,998
4.88%, 5/17/17	6,000	6,094
0.88%, 5/24/17	6,000	6,004
FHLB Discount Notes,
0.34%, 1/4/17(2)	15,000	15,000
0.37%, 1/4/17(2)	25,000	24,999

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 64.1%(1) continued
Federal Home Loan Bank - 42.9% continued
0.38%, 1/4/17(2)	$33,000	$32,999
0.55%, 1/27/17(2)	32,000	31,987
0.50%, 2/1/17(2)	49,000	48,978
0.52%, 2/1/17(2)	81,200	81,164
0.53%, 2/1/17(2)	20,000	19,991
0.52%, 2/2/17(2)	65,000	64,970
0.51%, 2/6/17(2)	15,000	14,992
0.54%, 2/8/17(2)	95,000	94,946
0.61%, 2/10/17(2)	6,000	5,996
0.51%, 2/13/17(2)	50,000	49,969
0.54%, 2/14/17(2)	144,000	143,905
0.52%, 2/15/17(2)	172,000	171,888
0.53%, 2/15/17(2)	15,000	14,990
0.55%, 2/16/17(2)	25,000	24,983
0.53%, 2/17/17(2)	143,400	143,301
0.55%, 2/17/17(2)	25,000	24,983
0.55%, 2/21/17(2)	20,000	19,984
0.52%, 2/22/17(2)	15,000	14,989
0.53%, 2/24/17(2)	8,000	7,993
0.53%, 3/8/17(2)	29,000	28,972
0.58%, 5/1/17(2)	13,000	12,975
0.57%, 5/10/17(2)	35,000	34,929
FHLB Notes,
0.62%, 1/2/17(3)	10,000	10,000
0.68%, 1/7/17(3)	5,000	5,000
0.73%, 1/21/17(3)	19,000	19,000
0.76%, 1/25/17(3)	30,000	30,000
0.84%, 1/26/17(3)	3,000	3,000
0.75%, 1/27/17(3)	24,000	24,000
0.74%, 1/28/17(3)	11,000	11,000
0.75%, 2/7/17(3)	33,000	32,999
0.75%, 2/10/17(3)	49,000	48,999
0.75%, 2/13/17(3)	20,000	20,000
0.77%, 2/17/17(3)	50,000	49,999
0.92%, 2/22/17(3)	10,000	10,000
0.77%, 2/26/17(3)	40,000	40,000
0.77%, 3/1/17(3)	13,000	13,000
0.78%, 3/7/17(3)	5,000	5,000
0.81%, 3/23/17(3)	15,000	15,000
0.88%, 3/26/17(3)	6,000	6,000

		1,620,975

Tennessee Valley Authority - 6.8%
Tennessee Valley Authority Discount Notes,
0.52%, 1/3/17(2)	194,000	193,995
0.51%, 1/17/17(2)	62,000	61,986

		255,981

Total U.S. Government Agencies (Cost $2,420,256)		2,420,256

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury Bills - 6.4%
0.46%, 1/12/17(2)	50,000	49,993
0.41%, 2/9/17(2)	108,000	107,953
0.67%, 3/2/17(2)	7,000	6,992
0.54%, 5/11/17(2)	78,000	77,849

		242,787

U.S. Treasury Floating Rate Notes - 4.7%
0.63%, 1/3/17(3)	16,000	15,997
0.69%, 1/3/17(3)	21,000	20,995
0.75%, 1/3/17(3)	91,000	91,127
0.83%, 1/3/17(3)	48,000	48,019

		176,138

U.S. Treasury Notes - 7.5%
0.75%, 1/15/17	38,000	38,001
0.50%, 1/31/17	33,000	32,999
3.00%, 2/28/17	16,000	16,061
0.63%, 5/31/17	57,000	57,012
0.88%, 6/15/17	5,000	5,006
0.63%, 6/30/17	8,000	8,001
0.88%, 8/15/17	49,000	49,077
0.63%, 8/31/17	33,000	32,994
1.88%, 8/31/17	26,000	26,211
0.75%, 10/31/17	10,000	10,001
1.88%, 10/31/17	8,000	8,074

		283,437

Total U.S. Government Obligations (Cost $702,362)		702,362

Investments, at Amortized Cost ($3,122,618)		3,122,618

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 17.3%
Repurchase Agreements - 17.3%(4)
Bank of America N.A., dated 12/30/16, repurchase price $280,016
0.50%, 1/3/17	$280,000	$280,000
Citigroup Global Markets, Inc., dated 12/30/16, repurchase price $95,952
0.51%, 1/3/17	3,104	3,104
Mizuho Securities USA, Inc., dated 12/30/16, repurchase price $370,021
0.50%, 1/3/17	370,000	370,000

		653,104

Total Repurchase Agreements (Cost $653,104)		653,104

Total Investments - 100.0% (Cost $3,775,722)(5)		3,775,722

Other Assets less Liabilities - 0.0%		1,815

NET ASSETS - 100.0%		$3,777,537

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$509,928	3.00% - 4.00%	11/1/2031 - 12/1/2046
FNMA	$159,572	3.00% - 4.00%	12/1/2031 - 1/1/2047
U.S. Treasury Bonds	$3,197	0.00%	8/15/2028 - 8/15/2044

Total	$672,697

(5)	The cost for federal income tax purposes was approximately $3,775,722,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,775,722	$—	$3,775,722

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.1%
Commercial Mortgage-Backed Securities - 4.1%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2
1.99%, 4/10/46	$1,195	$1,199
Commercial Mortgage Trust, Series 2013-CR9, Class A2
3.06%, 7/10/45	164	166
Commercial Mortgage Trust, Series 2014-CR16, Class A2
3.04%, 4/10/47	220	225
Commercial Mortgage Trust, Series 2014-LC15, Class A2
2.84%, 4/10/47	100	102
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,270	1,303
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%, 8/15/46	2,320	2,369
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	2,560	2,621
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	375	382
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2
2.85%, 6/15/47	640	652
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	880	903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	150	153
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2
2.93%, 3/15/46	500	510
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2
3.04%, 5/15/47	290	297

		10,882

Credit Card - 1.8%
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	2,400	2,389
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	2,475	2,447

		4,836

Other - 0.2%
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	705	698

Total Asset-Backed Securities (Cost $16,526)		16,416

CORPORATE BONDS - 34.1%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.,
2.50%, 11/23/20	200	202
3.10%, 1/15/23	55	55
3.80%, 3/1/45	215	204
Northrop Grumman Corp.,
3.25%, 8/1/23	192	196
United Technologies Corp.,
3.75%, 11/1/46	385	366

		1,023

Auto Parts Manufacturing - 0.1%
Delphi Corp.,
4.15%, 3/15/24	185	191

Automobiles Manufacturing - 1.4%
Ford Motor Co.,
7.45%, 7/16/31	280	352
Ford Motor Credit Co. LLC,
3.10%, 5/4/23	345	333
3.66%, 9/8/24	550	537
General Motors Co.,
4.88%, 10/2/23	20	21
General Motors Financial Co., Inc.,
3.20%, 7/13/20	490	492
3.70%, 11/24/20	660	671
3.20%, 7/6/21	340	337
4.25%, 5/15/23	680	688

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Automobiles Manufacturing - 1.4% continued
Nissan Motor Acceptance Corp.,
2.35%, 3/4/19(1)	$280	$281

		3,712

Banks - 0.9%
Capital One N.A.,
1.50%, 3/22/18	355	353
PNC Bank N.A.,
2.70%, 11/1/22	205	202
3.25%, 6/1/25	520	519
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(2)	625	600
US Bancorp,
3.10%, 4/27/26	270	263
Wells Fargo Bank N.A.,
2.15%, 12/6/19	515	515

		2,452

Biotechnology - 1.0%
Amgen, Inc.,
4.40%, 5/1/45	630	604
Biogen, Inc.,
2.90%, 9/15/20	210	213
Celgene Corp.,
5.25%, 8/15/43	345	364
Gilead Sciences, Inc.,
4.40%, 12/1/21	325	350
5.65%, 12/1/41	315	364
Roche Holdings, Inc.,
1.75%, 1/28/22(1)	710	682

		2,577

Cable & Satellite - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	435	454
6.48%, 10/23/45	565	653
Comcast Corp.,
6.30%, 11/15/17	425	443
3.38%, 2/15/25	865	874
6.40%, 5/15/38	285	365

		2,789

Chemicals - 0.4%
Eastman Chemical Co.,
3.60%, 8/15/22	10	10
3.80%, 3/15/25	182	184
4.65%, 10/15/44	425	421
PPG Industries, Inc.,
2.30%, 11/15/19	260	261
Westlake Chemical Corp.,
3.60%, 7/15/22	120	120

		996

Communications Equipment - 0.5%
Apple, Inc.,
2.70%, 5/13/22	480	483
3.25%, 2/23/26	395	395
4.45%, 5/6/44	150	156
3.85%, 8/4/46	210	201

		1,235

Consumer Finance - 0.8%
American Express Credit Corp.,
2.38%, 5/26/20	285	285
Capital One Financial Corp.,
4.20%, 10/29/25	1,040	1,043
Visa, Inc.,
2.80%, 12/14/22	815	820

		2,148

Consumer Services - 0.3%
Ecolab, Inc.,
1.45%, 12/8/17	425	425
3.70%, 11/1/46	440	400

		825

Containers & Packaging - 0.2%
International Paper Co.,
4.40%, 8/15/47	680	643

Diversified Banks - 5.5%
Bank of America Corp.,
5.70%, 1/24/22	55	62
4.13%, 1/22/24	195	203
4.00%, 4/1/24	5	5
4.00%, 1/22/25	1,015	1,016
4.45%, 3/3/26	371	382
6.11%, 1/29/37	480	563
5.00%, 1/21/44	587	643
4.75%, 4/21/45	30	30

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Diversified Banks - 5.5% continued
Citigroup, Inc.,
2.05%, 12/7/18	$235	$235
2.90%, 12/8/21	635	633
4.50%, 1/14/22	380	405
4.05%, 7/30/22	200	207
3.88%, 3/26/25	366	364
4.60%, 3/9/26	970	1,002
3.40%, 5/1/26	540	525
4.45%, 9/29/27	950	965
4.13%, 7/25/28	550	543
6.68%, 9/13/43	523	663
JPMorgan Chase & Co.,
7.90%, 4/30/18(2)	389	403
6.30%, 4/23/19	290	317
5.00%, 7/1/19(2)	265	264
5.30%, 5/1/20(2)	280	286
2.55%, 3/1/21	200	199
2.70%, 5/18/23	35	34
3.90%, 7/15/25	900	925
4.25%, 10/1/27	500	514
4.95%, 6/1/45	70	75
Wells Fargo & Co.,
7.98%, 3/15/18(2)	125	131
2.15%, 1/30/20	250	249
2.60%, 7/22/20	195	196
2.50%, 3/4/21	245	243
3.50%, 3/8/22	180	185
3.00%, 4/22/26	970	926
4.30%, 7/22/27	178	183
3.90%, 5/1/45	470	446
4.75%, 12/7/46	680	690

		14,712

Electrical Equipment Manufacturing - 0.6%
Fortive Corp.,
3.15%, 6/15/26(1)	160	158
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	239
Roper Technologies, Inc.,
6.25%, 9/1/19	125	137
3.00%, 12/15/20	620	628
3.85%, 12/15/25	510	516

		1,678

Entertainment Content - 0.1%
Time Warner, Inc.,
4.85%, 7/15/45	320	320

Exploration & Production - 0.8%
Apache Corp.,
4.75%, 4/15/43	595	613
ConocoPhillips Co.,
4.95%, 3/15/26	1,285	1,418
Kerr-McGee Corp.,
6.95%, 7/1/24	150	177

		2,208

Financial Services - 2.9%
FMR LLC,
6.45%, 11/15/39(1)	675	823
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	570	576
5.75%, 1/24/22	520	585
4.00%, 3/3/24	487	505
3.75%, 5/22/25	470	471
3.75%, 2/25/26	457	458
6.45%, 5/1/36	420	501
6.75%, 10/1/37	520	642
4.80%, 7/8/44	675	709
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1)	105	118
Morgan Stanley,
2.50%, 1/24/19	345	349
2.38%, 7/23/19	310	311
2.63%, 11/17/21	290	286
4.00%, 7/23/25	7	7
5.00%, 11/24/25	260	278
3.88%, 1/27/26	695	702
4.30%, 1/27/45	326	325

		7,646

Food & Beverage - 1.0%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 2/1/19	360	361
3.70%, 2/1/24	95	98
4.90%, 2/1/46	535	578
Beam Suntory, Inc.,
3.25%, 6/15/23	390	381
Diageo Investment Corp.,
2.88%, 5/11/22	359	361

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Food & Beverage - 1.0% continued
Molson Coors Brewing Co.,
5.00%, 5/1/42	$315	$329
PepsiCo, Inc.,
3.60%, 3/1/24	135	141
Tyson Foods, Inc.,
2.65%, 8/15/19	300	303
4.88%, 8/15/34	195	199

		2,751

Hardware - 0.1%
NetApp, Inc.,
2.00%, 12/15/17	227	228

Health Care Facilities & Services - 0.7%
Cardinal Health, Inc.,
1.70%, 3/15/18	483	482
4.50%, 11/15/44	635	629
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	150	150
McKesson Corp.,
4.88%, 3/15/44	560	570

		1,831

Home Improvement - 0.3%
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	670	666

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/11/17(1)	195	195
WW Grainger, Inc.,
4.60%, 6/15/45	165	177

		372

Life Insurance - 0.6%
MetLife, Inc.,
6.40%, 12/15/36	237	256
Protective Life Corp.,
8.45%, 10/15/39	510	676
Prudential Financial, Inc.,
2.35%, 8/15/19	195	197
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	465

		1,594

Machinery Manufacturing - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	243
Parker-Hannifin Corp.,
4.20%, 11/21/34	345	353

		596

Managed Care - 1.3%
Aetna, Inc.,
3.20%, 6/15/26	860	851
Anthem, Inc.,
1.88%, 1/15/18	100	100
2.25%, 8/15/19	515	514
4.65%, 8/15/44	505	511
Humana, Inc.,
3.85%, 10/1/24	395	405
4.63%, 12/1/42	245	235
UnitedHealth Group, Inc.,
3.75%, 7/15/25	350	362
3.10%, 3/15/26	505	498

		3,476

Mass Merchants - 0.1%
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	385	396

Medical Equipment & Devices Manufacturing - 0.4%
Abbott Laboratories,
2.55%, 3/15/22	885	865
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	285	278

		1,143

Metals & Mining - 0.1%
Commercial Metals Co.,
7.35%, 8/15/18	130	138

Oil & Gas Services & Equipment - 0.1%
Halliburton Co.,
3.80%, 11/15/25	180	183

Pharmaceuticals - 0.3%
AbbVie, Inc.,
4.50%, 5/14/35	540	530
Zoetis, Inc.,
4.70%, 2/1/43	379	369

		899

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Pipeline - 1.3%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	$175	$190
Energy Transfer Partners L.P.,
3.60%, 2/1/23	320	315
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	232
EQT Midstream Partners L.P.,
4.13%, 12/1/26	325	317
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	448
Kinder Morgan, Inc.,
5.05%, 2/15/46	335	332
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	900	913
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	237
3.90%, 7/15/26	620	600

		3,584

Power Generation - 0.2%
Exelon Generation Co. LLC,
2.95%, 1/15/20	220	222
4.00%, 10/1/20	425	442

		664

Property & Casualty Insurance - 0.3%
American International Group, Inc.,
3.38%, 8/15/20	350	360
Berkshire Hathaway, Inc.,
2.20%, 3/15/21	160	160
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	200	200

		720

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	230
NBCUniversal Enterprise, Inc.,
5.25%, 3/19/21(1) (3)	495	520

		750

Railroad - 0.7%
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	215	220
3.65%, 9/1/25	160	168
4.55%, 9/1/44	295	314
CSX Corp.,
4.75%, 5/30/42	670	697
3.95%, 5/1/50	245	220
Union Pacific Corp.,
3.38%, 2/1/35	175	166

		1,785

Real Estate - 1.3%
American Tower Corp.,
3.13%, 1/15/27	550	508
EPR Properties,
4.50%, 4/1/25	600	593
HCP, Inc.,
3.88%, 8/15/24	235	235
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	150	148
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	410	421
Simon Property Group L.P.,
2.35%, 1/30/22	450	444
Ventas Realty L.P.,
3.25%, 10/15/26	305	289
5.70%, 9/30/43	230	258
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1)	210	210
Welltower, Inc.,
4.25%, 4/1/26	435	451

		3,557

Refining & Marketing - 0.2%
Phillips 66,
4.65%, 11/15/34	395	411

Restaurants - 0.4%
McDonald’s Corp.,
2.10%, 12/7/18	355	357
2.75%, 12/9/20	335	339
4.70%, 12/9/35	265	280

		976

Retail - Consumer Discretionary - 1.3%
Amazon.com, Inc.,
3.80%, 12/5/24	690	725
4.80%, 12/5/34	520	572

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Retail - Consumer Discretionary - 1.3% continued
ERAC USA Finance LLC,
3.85%, 11/15/24(1)	$125	$127
7.00%, 10/15/37(1)	690	874
4.50%, 2/15/45(1)	85	81
Home Depot (The), Inc.,
2.00%, 4/1/21	700	695
TJX (The) Cos., Inc.,
2.25%, 9/15/26	405	373

		3,447

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	115	132
Sysco Corp.,
3.30%, 7/15/26	95	93

		225

Semiconductors - 0.2%
KLA-Tencor Corp.,
4.13%, 11/1/21	375	391
5.65%, 11/1/34	135	141

		532

Software & Services - 0.4%
CA, Inc.,
2.88%, 8/15/18	205	208
International Business Machines Corp.,
1.80%, 5/17/19	365	365
Oracle Corp.,
2.40%, 9/15/23	445	431

		1,004

Supermarkets & Pharmacies - 0.9%
CVS Health Corp.,
2.25%, 8/12/19	354	356
2.75%, 12/1/22	475	468
5.13%, 7/20/45	290	323
Walgreens Boots Alliance, Inc.,
2.60%, 6/1/21	495	492
3.30%, 11/18/21	430	438
3.80%, 11/18/24	245	249

		2,326

Tobacco - 0.8%
Altria Group, Inc.,
5.38%, 1/31/44	655	757
Reynolds American, Inc.,
4.45%, 6/12/25	480	507
5.85%, 8/15/45	355	420
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	430	490

		2,174

Transportation & Logistics - 0.3%
FedEx Corp.,
4.75%, 11/15/45	785	813

Utilities - 1.2%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	755	770
CMS Energy Corp.,
8.75%, 6/15/19	220	254
Dominion Gas Holdings LLC,
4.60%, 12/15/44	255	254
Dominion Resources, Inc.,
2.50%, 12/1/19	280	283
Duke Energy Florida LLC,
3.40%, 10/1/46	225	200
Exelon Corp.,
5.63%, 6/15/35	170	188
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1)	225	239
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	330	332
Southern Power Co.,
4.95%, 12/15/46	570	556

		3,076

Waste & Environment Services & Equipment - 0.2%
Waste Management, Inc.,
3.13%, 3/1/25	615	616

Wireless Telecommunications Services - 1.8%
AT&T, Inc.,
3.00%, 6/30/22	745	731
4.13%, 2/17/26	665	673
4.50%, 5/15/35	255	247
4.80%, 6/15/44	870	822

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Wireless Telecommunications Services - 1.8% continued
Verizon Communications, Inc.,
3.50%, 11/1/21	$735	$759
4.15%, 3/15/24	430	449
5.01%, 8/21/54	1,166	1,160

		4,841

Total Corporate Bonds (Cost $91,657)		90,929

FOREIGN ISSUER BONDS - 5.8%
Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(1)	460	471
Commonwealth Bank of Australia,
1.75%, 11/7/19(1)	815	808
Credit Suisse A.G.,
5.40%, 1/14/20	345	370
3.00%, 10/29/21	280	283
Lloyds Bank PLC,
6.50%, 9/14/20(1)	215	238
Lloyds Banking Group PLC,
4.50%, 11/4/24	50	51
5.30%, 12/1/45	150	155
Toronto-Dominion Bank (The),
3.63%, 9/15/31(4)	335	327

		2,703

Chemicals - 0.3%
Agrium, Inc.,
4.90%, 6/1/43	170	169
LYB International Finance B.V.,
4.00%, 7/15/23	165	172
4.88%, 3/15/44	70	73
LyondellBasell Industries N.V.,
5.00%, 4/15/19	215	227
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	115	117

		758

Commercial Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
4.50%, 5/15/21	530	549
5.00%, 10/1/21	370	389

		938

Diversified Banks - 0.9%
BNP Paribas S.A.,
2.38%, 5/21/20	50	50
4.38%, 9/28/25(1)	455	452
HSBC Holdings PLC,
5.63%, 1/17/20(2)	445	439
5.25%, 3/14/44	695	744
Nordea Bank AB,
5.50%, 9/23/19(1) (2)	305	303
Royal Bank of Canada,
4.65%, 1/27/26	415	442

		2,430

Electrical Equipment Manufacturing - 0.5%
Siemens Financieringsmaatschappij N.V.,
1.70%, 9/15/21(1)	655	629
2.00%, 9/15/23(1)	590	557
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	187

		1,373

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	730	852

Financial Services - 0.2%
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(1)	460	460

Food & Beverage - 0.3%
Danone S.A.,
2.59%, 11/2/23(1)	550	530
Suntory Holdings Ltd.,
2.55%, 9/29/19(1)	360	362

		892

Integrated Oils - 1.2%
BP Capital Markets PLC,
1.38%, 11/6/17	365	365
3.54%, 11/4/24	480	487
3.02%, 1/16/27	415	400

NORTHERN FUNDS QUARTERLY REPORT     7     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.8% continued
Integrated Oils - 1.2% continued
Petro-Canada,
6.05%, 5/15/18	$345	$365
Petroleos Mexicanos,
5.38%, 3/13/22(1) (5)	1,060	1,085
Shell International Finance B.V.,
2.13%, 5/11/20	265	265
Suncor Energy, Inc.,
3.60%, 12/1/24	365	374

		3,341

Metals & Mining - 0.3%
Vale Overseas Ltd.,
4.38%, 1/11/22	725	712

Pharmaceuticals - 0.3%
Actavis Funding SCS,
4.55%, 3/15/35	215	213
Teva Pharmaceutical Finance Netherlands III B.V.,
4.10%, 10/1/46	545	467

		680

Property & Casualty Insurance - 0.2%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	384	414

Total Foreign Issuer Bonds (Cost $15,580)		15,553

U.S. GOVERNMENT AGENCIES - 21.7%(6)
Fannie Mae - 21.1%
Pool #535714
7.50%, 1/1/31	8	9
Pool #555599
7.00%, 4/1/33	18	20
Pool #656035
7.50%, 9/1/32	2	2
Pool #712130
7.00%, 6/1/33	11	13
Pool #845182
5.50%, 11/1/35	17	18
Pool #890009
5.50%, 9/1/36	94	105
Pool #890384
4.50%, 10/1/41	19	20
Pool #893082
3.15%, 9/1/36(4)	119	126
Pool #932638
5.00%, 3/1/40	266	294
Pool #AA7583
4.50%, 6/1/39	21	22
Pool #AB1470
4.50%, 9/1/40	274	296
Pool #AB3114
5.00%, 6/1/41	208	227
Pool #AB9522
3.50%, 5/1/43	1,380	1,423
Pool #AC6118
4.50%, 11/1/39	268	289
Pool #AC9581
5.50%, 1/1/40	149	168
Pool #AD0915
5.50%, 12/1/38	152	171
Pool #AD1645
5.00%, 3/1/40	29	32
Pool #AD6929
5.00%, 6/1/40	185	202
Pool #AD7775
4.50%, 8/1/40	549	595
Pool #AH1507
4.50%, 12/1/40	350	380
Pool #AH9109
4.50%, 4/1/41	22	24
Pool #AI8193
4.50%, 8/1/41	1,069	1,150
Pool #AL4408
4.50%, 11/1/43	1,489	1,617
Pool #AL4908
4.00%, 2/1/44	384	407
Pool #AL5686
4.00%, 9/1/44	1,062	1,123
Pool #AL8352
3.00%, 10/1/44	4,290	4,289
Pool #AL9069
3.00%, 3/1/44	5,455	5,453
Pool #AQ9333
4.00%, 1/1/43	1,005	1,064

FIXED INCOME FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.7%(6) continued
Fannie Mae - 21.1% continued
Pool #AS3473
4.00%, 10/1/44	$2,221	$2,335
Pool #AS3655
4.50%, 10/1/44	923	993
Pool #AS3797
5.00%, 11/1/44	851	929
Pool #AS5722
3.50%, 9/1/45	427	438
Pool #AS6075
4.00%, 10/1/45	2,202	2,316
Pool #AS6184
3.50%, 11/1/45	3,367	3,469
Pool #AS6520
3.50%, 1/1/46	2,437	2,499
Pool #AS6730
3.50%, 2/1/46	2,151	2,206
Pool #AS7375
3.00%, 6/1/46	1,220	1,213
Pool #AS7568
4.50%, 7/1/46	3,534	3,809
Pool #AU7032
4.00%, 11/1/43	3,718	3,936
Pool #AW2706
4.00%, 4/1/44	2,173	2,286
Pool #AW6233
4.50%, 6/1/44	964	1,046
Pool #AZ7903
4.00%, 6/1/41	1,426	1,505
Pool #BC0326
3.50%, 12/1/45	2,298	2,357
Pool #BC4898
3.50%, 2/1/46	2,379	2,440
Pool #MA2522
3.50%, 2/1/46	1,593	1,634
Pool #MA2642
3.50%, 6/1/46	1,308	1,343

		56,293

Freddie Mac - 0.2%
Pool #1B3575
5.96%, 9/1/37(4)	16	16
Pool #1G2296
6.12%, 11/1/37(4)	103	110
Pool #1J0365
3.02%, 4/1/37(4)	132	139
Pool #1J2840
3.15%, 9/1/37(4)	173	184

		449

Freddie Mac Gold - 0.4%
Pool #A65182
6.50%, 9/1/37	293	337
Pool #C02790
6.50%, 4/1/37	154	179
Pool #C02838
5.50%, 5/1/37	139	155
Pool #C03517
4.50%, 9/1/40	207	224
Pool #G01954
5.00%, 11/1/35	132	144

		1,039

Government National Mortgage Association I - 0.0%
Pool #604183
5.50%, 4/15/33	5	6
Pool #633627
5.50%, 9/15/34	6	7

		13

Total U.S. Government Agencies (Cost $58,661)		57,794

U.S. GOVERNMENT OBLIGATIONS - 18.7%
U.S. Treasury Bonds - 0.8%
2.25%, 8/15/46	2,460	2,069

U.S. Treasury Inflation Indexed Bonds - 1.1%
1.00%, 2/15/46	2,785	2,853

U.S. Treasury Inflation Indexed Notes - 4.1%
0.13%, 4/15/19	2,725	2,846
0.13%, 4/15/21	3,900	4,000
0.13%, 7/15/26	4,170	4,066

		10,912

U.S. Treasury Notes - 12.7%
1.25%, 12/31/18	9,165	9,174
1.38%, 12/15/19	9,070	9,049

NORTHERN FUNDS QUARTERLY REPORT     9     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.7% continued
U.S. Treasury Notes - 12.7% continued
2.00%, 12/31/21	$14,220	$14,272
2.25%, 12/31/23	15	15
2.00%, 11/15/26	1,470	1,414

		33,924

Total U.S. Government Obligations (Cost $49,914)		49,758

MUNICIPAL BONDS - 0.3%
Alabama - 0.3%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	395	397
4.26%, 9/15/32	340	350

		747

Total Municipal Bonds (Cost $735)		747

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.8%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(7) (8)	58,109,086	$58,109

Total Investment Companies (Cost $58,109)		58,109

Total Investments - 108.5% (Cost $291,182)		289,306

Liabilities less Other Assets - (8.5%)		(22,633)

NET ASSETS - 100.0%		$266,673

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the perpetual call date.
(3)	Perpetual call security.
(4)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(5)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of this restricted illiquid security amounted to approximately $1,085,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Petroleos Mexicanos,
5.38%, 3/13/22	12/6/16	$1,054

(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	17.2%
U.S. Agency	20.0
AAA	5.7
AA	1.5
A	12.1
BBB	23.1
BB	0.3
Cash Equivalents	20.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS     10     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$16,416	$—	$16,416
Corporate Bonds(1)	—	90,929	—	90,929
Foreign Issuer Bonds(1)	—	15,553	—	15,553
U.S. Government Agencies(1)	—	57,794	—	57,794
U.S. Government Obligations(1)	—	49,758	—	49,758
Municipal Bonds(1)	—	747	—	747
Investment Companies	58,109	—	—	58,109

Total Investments	$58,109	$231,197	$—	$289,306

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$291,238

Gross tax appreciation of investments	$1,536
Gross tax depreciation of investments	(3,468)

Net tax depreciation of investments	$(1,932)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$37,330	$469,151	$448,372	$65	$58,109

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT     11     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.2%
Commercial Mortgage-Backed Securities - 4.1%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2
1.99%, 4/10/46	$1,620	$1,626
Commercial Mortgage Trust, Series 2013-CR9, Class A2
3.06%, 7/10/45	2,090	2,122
Commercial Mortgage Trust, Series 2014-CR16, Class A2
3.04%, 4/10/47	155	158
Commercial Mortgage Trust, Series 2015-CR23, Class A2
2.85%, 5/10/48	690	704
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,030	1,057
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%, 8/15/46	13,859	14,150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	12,990	13,298
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%, 9/15/47	840	865
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	1,715	1,748
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2
2.85%, 6/15/47	3,880	3,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	2,485	2,549
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	1,575	1,610
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	300	304
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2
2.93%, 3/15/46	6,925	7,057
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2
3.04%, 5/15/47	915	937

		52,139

Credit Card - 1.8%
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	11,500	11,449
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	11,910	11,774

		23,223

Other - 0.3%
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	3,465	3,431

Total Asset-Backed Securities (Cost $79,155)		78,793

CORPORATE BONDS - 42.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.,
2.50%, 11/23/20	1,115	1,124
3.80%, 3/1/45	1,760	1,667
TransDigm, Inc.,
6.00%, 7/15/22	2,000	2,080
United Technologies Corp.,
3.75%, 11/1/46	1,910	1,818

		6,689

Auto Parts Manufacturing - 0.4%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	3,330	3,438
Delphi Corp.,
4.15%, 3/15/24	990	1,021

		4,459

Automobiles Manufacturing - 1.2%
Ford Motor Co.,
7.45%, 7/16/31	1,580	1,983

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Automobiles Manufacturing - 1.2% continued
Ford Motor Credit Co. LLC,
3.10%, 5/4/23	$1,705	$1,647
3.66%, 9/8/24	3,540	3,454
General Motors Co.,
4.88%, 10/2/23	105	110
6.25%, 10/2/43	2,715	3,001
General Motors Financial Co., Inc.,
4.38%, 9/25/21	1,631	1,692
4.25%, 5/15/23	3,555	3,598

		15,485

Banks - 0.6%
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23(1)	3,495	3,356
US Bancorp,
3.10%, 4/27/26	2,060	2,006
Wells Fargo Bank N.A.,
2.15%, 12/6/19	2,370	2,368

		7,730

Biotechnology - 1.0%
Amgen, Inc.,
4.40%, 5/1/45	1,680	1,610
Biogen, Inc.,
2.90%, 9/15/20	1,310	1,327
Celgene Corp.,
5.25%, 8/15/43	2,510	2,648
Gilead Sciences, Inc.,
4.40%, 12/1/21	1,900	2,044
5.65%, 12/1/41	1,830	2,115
Roche Holdings, Inc.,
1.75%, 1/28/22(2)	2,825	2,715

		12,459

Cable & Satellite - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	2,465	2,539
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	3,270	3,417
6.48%, 10/23/45	2,765	3,196
Comcast Corp.,
3.38%, 2/15/25	2,525	2,552
6.40%, 5/15/38	1,540	1,972

		13,676

Chemicals - 0.7%
CF Industries, Inc.,
6.88%, 5/1/18	2,000	2,105
5.15%, 3/15/34	1,520	1,292
Eastman Chemical Co.,
3.60%, 8/15/22	295	302
3.80%, 3/15/25	1,119	1,129
4.65%, 10/15/44	2,396	2,376
Tronox Finance LLC,
7.50%, 3/15/22(2)	2,125	1,982

		9,186

Commercial Finance - 0.2%
International Lease Finance Corp.,
6.25%, 5/15/19	2,000	2,150

Communications Equipment - 0.2%
Apple, Inc.,
2.70%, 5/13/22	1,285	1,293
4.45%, 5/6/44	645	668
3.85%, 8/4/46	1,120	1,073

		3,034

Consumer Finance - 0.3%
American Express Credit Corp.,
2.38%, 5/26/20	1,500	1,499
Capital One Financial Corp.,
4.20%, 10/29/25	2,025	2,032

		3,531

Consumer Services - 0.8%
ADT (The) Corp.,
4.13%, 6/15/23	1,305	1,246
APX Group, Inc.,
6.38%, 12/1/19	2,500	2,572
Ecolab, Inc.,
3.70%, 11/1/46	2,185	1,986
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	1,350	1,470

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Consumer Services - 0.8% continued
Service Corp. International,
4.50%, 11/15/20	$1,186	$1,207
5.38%, 1/15/22	1,600	1,664

		10,145

Containers & Packaging - 1.8%
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	2,750	2,805
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 9/30/26(2)	3,735	3,520
Graphic Packaging International, Inc.,
4.75%, 4/15/21	1,970	2,069
International Paper Co.,
4.40%, 8/15/47	3,230	3,052
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	2,500	2,613
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	2,250	2,320
8.25%, 2/15/21	706	729
5.13%, 7/15/23(2)	2,700	2,757
Sealed Air Corp.,
4.88%, 12/1/22(2)	2,500	2,569

		22,434

Diversified Banks - 6.0%
Bank of America Corp.,
5.70%, 1/24/22	255	286
4.00%, 1/22/25	3,695	3,700
4.45%, 3/3/26	1,948	2,007
6.11%, 1/29/37	3,320	3,892
5.00%, 1/21/44	3,409	3,733
4.75%, 4/21/45	135	137
Citigroup, Inc.,
2.05%, 12/7/18	1,115	1,115
2.90%, 12/8/21	2,925	2,917
4.50%, 1/14/22	1,720	1,834
4.05%, 7/30/22	2,515	2,603
6.30%, 5/15/24(1)	2,080	2,062
3.88%, 3/26/25	2,790	2,772
4.60%, 3/9/26	1,099	1,136
3.40%, 5/1/26	2,192	2,130
4.45%, 9/29/27	3,095	3,144
4.13%, 7/25/28	2,700	2,667
6.68%, 9/13/43	3,787	4,800
JPMorgan Chase & Co.,
7.90%, 4/30/18(1)	3,015	3,122
6.30%, 4/23/19	2,245	2,453
5.00%, 7/1/19(1)	3,185	3,177
5.30%, 5/1/20(1)	2,415	2,465
2.55%, 3/1/21	1,105	1,101
3.90%, 7/15/25	2,460	2,530
4.25%, 10/1/27	2,520	2,589
4.95%, 6/1/45	325	346
Wells Fargo & Co.,
7.98%, 3/15/18(1)	2,575	2,691
2.15%, 1/30/20	1,965	1,956
2.50%, 3/4/21	1,400	1,390
3.50%, 3/8/22	965	993
3.00%, 4/22/26	2,880	2,748
4.30%, 7/22/27	478	492
3.90%, 5/1/45	3,666	3,477
4.75%, 12/7/46	3,145	3,192

		75,657

Electrical Equipment Manufacturing - 0.7%
Fortive Corp.,
3.15%, 6/15/26(2)	2,855	2,814
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,503
Roper Technologies, Inc.,
6.25%, 9/1/19	1,750	1,925
3.85%, 12/15/25	2,475	2,505

		8,747

Entertainment Content - 0.1%
Time Warner, Inc.,
4.85%, 7/15/45	1,635	1,637

Entertainment Resources - 0.2%
National CineMedia LLC,
5.75%, 8/15/26	3,078	3,124

Exploration & Production - 1.8%
Apache Corp.,
4.75%, 4/15/43	2,835	2,920
Kerr-McGee Corp.,
6.95%, 7/1/24	1,005	1,186

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Exploration & Production - 1.8% continued
Murphy Oil Corp.,
6.88%, 8/15/24	$3,270	$3,482
Newfield Exploration Co.,
5.38%, 1/1/26	1,920	1,958
QEP Resources, Inc.,
6.88%, 3/1/21	3,000	3,187
SM Energy Co.,
5.63%, 6/1/25	3,565	3,440
6.75%, 9/15/26	890	917
Southwestern Energy Co.,
6.70%, 1/23/25	2,655	2,715
WPX Energy, Inc.,
5.25%, 9/15/24	2,680	2,600

		22,405

Financial Services - 3.7%
Ares Capital Corp.,
4.88%, 11/30/18	2,561	2,655
Charles Schwab (The) Corp.,
4.63%, 3/1/22(1)	3,310	3,111
FMR LLC,
6.45%, 11/15/39(2)	3,915	4,773
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	1,865	1,885
5.38%, 5/10/20(1)	1,910	1,929
5.75%, 1/24/22	2,140	2,406
4.00%, 3/3/24	1,880	1,950
3.75%, 5/22/25	2,395	2,401
3.75%, 2/25/26	1,340	1,344
6.45%, 5/1/36	2,841	3,386
6.75%, 10/1/37	2,782	3,435
4.80%, 7/8/44	3,650	3,832
KKR Group Finance Co. LLC,
6.38%, 9/29/20(2)	2,195	2,472
Morgan Stanley,
2.38%, 7/23/19	1,450	1,454
2.63%, 11/17/21	1,370	1,354
5.00%, 11/24/25	1,875	2,003
3.88%, 1/27/26	1,565	1,581
4.30%, 1/27/45	2,654	2,645
Prospect Capital Corp.,
5.88%, 3/15/23	1,450	1,481

		46,097

Food & Beverage - 1.3%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 2/1/19	1,490	1,492
4.90%, 2/1/46	1,965	2,124
Beam Suntory, Inc.,
3.25%, 6/15/23	2,150	2,103
Diageo Investment Corp.,
2.88%, 5/11/22	1,875	1,886
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26(2)	1,710	1,692
Molson Coors Brewing Co.,
5.00%, 5/1/42	1,608	1,681
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,182
Tyson Foods, Inc.,
2.65%, 8/15/19	1,370	1,383
4.88%, 8/15/34	1,210	1,233

		16,776

Health Care Facilities & Services - 0.6%
Cardinal Health, Inc.,
1.70%, 3/15/18	1,140	1,139
4.50%, 11/15/44	2,245	2,226
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	715	714
McKesson Corp.,
4.88%, 3/15/44	2,855	2,904

		6,983

Home Improvement - 0.2%
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(2)	2,300	2,334
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	50	50

		2,384

Homebuilders - 0.4%
Lennar Corp.,
4.13%, 12/1/18	2,000	2,045
4.75%, 5/30/25	2,500	2,438

		4,483

Industrial Other - 0.6%
Herc Rentals, Inc.,
7.75%, 6/1/24(2) (3)	2,840	2,985
SBA Tower Trust,
2.93%, 12/11/17(2)	1,865	1,867

FIXED INCOME FUNDS    4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Industrial Other - 0.6% continued
United Rentals North America, Inc.,
7.63%, 4/15/22	$719	$757
6.13%, 6/15/23	1,250	1,325
WW Grainger, Inc.,
4.60%, 6/15/45	1,000	1,071

		8,005

Life Insurance - 0.7%
MetLife, Inc.,
6.40%, 12/15/36	746	806
Protective Life Corp.,
8.45%, 10/15/39	4,725	6,259
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,792

		8,857

Machinery Manufacturing - 0.2%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,000	2,044

Managed Care - 1.5%
Aetna, Inc.,
3.20%, 6/15/26	3,595	3,556
4.25%, 6/15/36	1,950	1,955
Anthem, Inc.,
1.88%, 1/15/18	1,290	1,291
3.50%, 8/15/24	1,500	1,496
4.65%, 8/15/44	2,720	2,753
Centene Corp.,
4.75%, 1/15/25	2,280	2,226
Humana, Inc.,
3.85%, 10/1/24	2,685	2,749
4.63%, 12/1/42	1,425	1,367
UnitedHealth Group, Inc.,
3.10%, 3/15/26	2,025	1,997

		19,390

Medical Equipment & Devices Manufacturing - 0.1%
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	998

Metals & Mining - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	2,065	2,189
Steel Dynamics, Inc.,
5.00%, 12/15/26(2) (3)	1,490	1,484

		3,673

Oil & Gas Services & Equipment - 0.3%
Halliburton Co.,
3.80%, 11/15/25	1,585	1,610
Rowan Cos., Inc.,
7.38%, 6/15/25	2,665	2,718

		4,328

Pharmaceuticals - 0.2%
AbbVie, Inc.,
4.50%, 5/14/35	1,311	1,288
Zoetis, Inc.,
4.70%, 2/1/43	1,925	1,874

		3,162

Pipeline - 1.6%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	915	994
Energy Transfer Equity L.P.,
5.50%, 6/1/27	3,480	3,393
EQT Midstream Partners L.P.,
4.13%, 12/1/26	1,635	1,594
Kinder Morgan, Inc.,
5.05%, 2/15/46	1,625	1,609
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	2,830	2,780
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,015	982
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	2,290	2,313
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	1,474	1,520
Williams (The) Cos., Inc.,
5.75%, 6/24/44	4,705	4,564

		19,749

Power Generation - 0.5%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,600	1,619
4.00%, 10/1/20	1,630	1,694
NRG Yield Operating LLC,
5.00%, 9/15/26(2)	2,840	2,712

		6,025

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Property & Casualty Insurance - 0.3%
American International Group, Inc.,
3.38%, 8/15/20	$1,540	$1,584
Berkshire Hathaway, Inc.,
2.20%, 3/15/21	850	848
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	1,230	1,230

		3,662

Publishing & Broadcasting - 0.6%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,210	2,369
CBS Radio, Inc.,
7.25%, 11/1/24(2)	2,340	2,457
NBCUniversal Enterprise, Inc.,
5.25%, 3/19/21(2) (4)	2,525	2,651

		7,477

Railroad - 0.9%
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	1,150	1,178
4.55%, 9/1/44	1,195	1,271
CSX Corp.,
4.75%, 5/30/42	3,610	3,758
3.95%, 5/1/50	2,085	1,875
Union Pacific Corp.,
4.16%, 7/15/22	1,872	2,017
3.38%, 2/1/35	1,035	979

		11,078

Real Estate - 1.6%
American Tower Corp.,
3.13%, 1/15/27	2,700	2,491
Communications Sales & Leasing, Inc./CSL Capital LLC,
7.13%, 12/15/24(2)	3,880	3,919
EPR Properties,
4.50%, 4/1/25	1,500	1,482
ESH Hospitality, Inc.,
5.25%, 5/1/25(2)	2,355	2,343
HCP, Inc.,
3.88%, 8/15/24	1,585	1,584
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	1,225	1,207
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	1,925	1,978
Ventas Realty L.P.,
3.25%, 10/15/26	1,560	1,480
5.70%, 9/30/43	1,745	1,960
Welltower, Inc.,
4.25%, 4/1/26	2,060	2,135

		20,579

Refining & Marketing - 0.6%
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	2,165	2,219
Phillips 66,
4.65%, 11/15/34	1,000	1,041
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23	2,150	2,177
Western Refining, Inc.,
6.25%, 4/1/21	1,730	1,795

		7,232

Restaurants - 0.6%
Landry’s, Inc.,
6.75%, 10/15/24(2)	2,920	2,964
McDonald’s Corp.,
2.10%, 12/7/18	2,065	2,077
2.75%, 12/9/20	792	801
4.70%, 12/9/35	1,555	1,645

		7,487

Retail - Consumer Discretionary - 1.9%
Amazon.com, Inc.,
3.80%, 12/5/24	1,205	1,266
4.80%, 12/5/34	3,755	4,133
ERAC USA Finance LLC,
3.85%, 11/15/24(2)	1,515	1,540
7.00%, 10/15/37(2)	4,140	5,246
4.50%, 2/15/45(2)	670	639
L Brands, Inc.,
6.75%, 7/1/36	1,420	1,438
Penske Automotive Group, Inc.,
5.50%, 5/15/26	2,675	2,641
PetSmart, Inc.,
7.13%, 3/15/23(2)	5,070	5,171
TJX (The) Cos., Inc.,
2.25%, 9/15/26	2,040	1,879

		23,953

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.8% continued
Retail - Consumer Staples - 0.2%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	$1,535	$1,759
Sysco Corp.,
3.30%, 7/15/26	525	515

		2,274

Software & Services - 0.5%
CA, Inc.,
2.88%, 8/15/18	1,325	1,343
Nuance Communications, Inc.,
5.63%, 12/15/26(2)	4,730	4,651

		5,994

Supermarkets & Pharmacies - 0.8%
CVS Health Corp.,
2.25%, 8/12/19	2,098	2,110
2.75%, 12/1/22	2,330	2,295
5.13%, 7/20/45	1,795	2,001
Rite Aid Corp.,
6.13%, 4/1/23(2)	2,285	2,456
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,315	1,338

		10,200

Tobacco - 0.7%
Altria Group, Inc.,
5.38%, 1/31/44	2,680	3,096
Reynolds American, Inc.,
5.85%, 8/15/45	2,372	2,809
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,823

		8,728

Utilities - 1.3%
AES Corp.,
5.50%, 3/15/24	1,850	1,882
5.50%, 4/15/25	2,435	2,435
CMS Energy Corp.,
8.75%, 6/15/19	2,155	2,488
Dominion Gas Holdings LLC,
4.60%, 12/15/44	2,005	1,995
Duke Energy Florida LLC,
3.40%, 10/1/46	1,135	1,010
Exelon Corp.,
5.63%, 6/15/35	2,695	2,982
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	1,305	1,389
Southern Power Co.,
4.95%, 12/15/46	2,745	2,675

		16,856

Waste & Environment Services & Equipment - 0.5%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(2)	2,360	2,348
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,812
5.13%, 6/1/21	2,000	2,046

		6,206

Wireless Telecommunications Services - 2.0%
AT&T, Inc.,
3.00%, 6/30/22	1,995	1,959
4.13%, 2/17/26	3,505	3,549
4.80%, 6/15/44	4,470	4,224
Sprint Corp.,
7.13%, 6/15/24	3,500	3,605
Verizon Communications, Inc.,
3.65%, 9/14/18	2,820	2,913
4.15%, 3/15/24	3,070	3,208
5.01%, 8/21/54	6,448	6,414

		25,872

Wireline Telecommunications Services - 0.5%
Frontier Communications Corp.,
8.88%, 9/15/20	2,090	2,226
Windstream Services LLC,
6.38%, 8/1/23	2,125	1,896
Zayo Group LLC/Zayo Capital, Inc.,
6.38%, 5/15/25	2,200	2,299

		6,421

Total Corporate Bonds (Cost $537,140)		539,521

FOREIGN ISSUER BONDS - 5.6%
Banks - 0.9%
Credit Suisse A.G.,
5.40%, 1/14/20	2,560	2,745
3.00%, 10/29/21	875	883
Lloyds Bank PLC,
6.50%, 9/14/20(2)	3,200	3,539

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.6% continued
Banks - 0.9% continued
Lloyds Banking Group PLC,
4.50%, 11/4/24	$1,272	$1,295
5.30%, 12/1/45	794	820
Toronto-Dominion Bank (The),
3.63%, 9/15/31(5)	1,675	1,636

		10,918

Cable & Satellite - 0.6%
Altice Financing S.A.,
6.63%, 2/15/23(2)	2,050	2,106
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(2)	2,800	2,765
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(2)	2,345	2,286

		7,157

Chemicals - 0.3%
Agrium, Inc.,
4.90%, 6/1/43	1,010	1,006
LYB International Finance B.V.,
4.00%, 7/15/23	780	815
4.88%, 3/15/44	305	316
LyondellBasell Industries N.V.,
5.00%, 4/15/19	1,700	1,796

		3,933

Commercial Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
4.50%, 5/15/21	1,533	1,589
5.00%, 10/1/21	1,015	1,067
4.63%, 7/1/22	510	525
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(2)	2,135	2,231

		5,412

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	1,970	2,076

Diversified Banks - 0.6%
BNP Paribas S.A.,
2.38%, 5/21/20	420	418
4.38%, 9/28/25(2)	3,410	3,390
HSBC Holdings PLC,
5.25%, 3/14/44	3,746	4,012

		7,820

Electrical Equipment Manufacturing - 0.2%
Siemens Financieringsmaatschappij N.V.,
2.00%, 9/15/23(2)	2,880	2,718

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	3,400	3,967

Financial Services - 0.2%
UBS Group Funding Jersey Ltd.,
2.95%, 9/24/20(2)	2,140	2,141

Food & Beverage - 0.7%
Danone S.A.,
2.59%, 11/2/23(2)	2,745	2,645
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,806
JBS Investments GmbH,
7.25%, 4/3/24(2)	1,650	1,724
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	2,890	2,907

		9,082

Hardware - 0.2%
Seagate HDD Cayman,
4.75%, 1/1/25	2,470	2,353

Integrated Oils - 0.2%
BP Capital Markets PLC,
3.02%, 1/16/27	2,100	2,027
Petro-Canada,
6.05%, 5/15/18	960	1,014

		3,041

Metals & Mining - 0.3%
Alcoa Nederland Holding B.V.,
6.75%, 9/30/24(2)	950	1,031
Vale Overseas Ltd.,
4.38%, 1/11/22	2,730	2,682

		3,713

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.6% continued
Pharmaceuticals - 0.3%
Actavis Funding SCS,
4.55%, 3/15/35	$1,620	$1,603
Teva Pharmaceutical Finance Netherlands III B.V.,
4.10%, 10/1/46	2,790	2,391

		3,994

Property & Casualty Insurance - 0.2%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	2,070	2,233

Total Foreign Issuer Bonds (Cost $70,524)		70,558

U.S. GOVERNMENT AGENCIES - 22.5%(6)
Fannie Mae - 21.6%
Pool #255498
5.50%, 12/1/34	238	267
Pool #256883
6.00%, 9/1/37	22	25
Pool #535714
7.50%, 1/1/31	30	34
Pool #545003
8.00%, 5/1/31	2	2
Pool #545437
7.00%, 2/1/32	62	73
Pool #545556
7.00%, 4/1/32	39	45
Pool #555189
7.00%, 12/1/32	262	300
Pool #581806
7.00%, 7/1/31	75	81
Pool #585617
7.00%, 5/1/31(7)	—	—
Pool #745148
5.00%, 1/1/36	146	160
Pool #888538
5.50%, 1/1/37	359	402
Pool #890009
5.50%, 9/1/36	1,518	1,701
Pool #893082
3.15%, 9/1/36(5)	1,317	1,396
Pool #919638
5.50%, 9/1/37	714	797
Pool #929035
6.50%, 1/1/38	351	406
Pool #932638
5.00%, 3/1/40	5,023	5,555
Pool #955782
6.50%, 10/1/37	97	110
Pool #990702
6.50%, 9/1/38	1,863	2,154
Pool #AB1470
4.50%, 9/1/40	2,029	2,187
Pool #AB3114
5.00%, 6/1/41	2,682	2,938
Pool #AB9522
3.50%, 5/1/43	19,618	20,222
Pool #AC6767
4.50%, 1/1/40	1,722	1,864
Pool #AC9581
5.50%, 1/1/40	3,747	4,217
Pool #AD0915
5.50%, 12/1/38	135	151
Pool #AD6929
5.00%, 6/1/40	2,307	2,521
Pool #AH1166
4.50%, 12/1/40	5,780	6,244
Pool #AH1507
4.50%, 12/1/40	6,627	7,182
Pool #AL4408
4.50%, 11/1/43	8,428	9,148
Pool #AL5686
4.00%, 9/1/44	5,524	5,839
Pool #AL8352
3.00%, 10/1/44	23,545	23,538
Pool #AL9069
3.00%, 3/1/44	11,514	11,510
Pool #AQ9333
4.00%, 1/1/43	4,987	5,279
Pool #AS2703
4.00%, 6/1/44	5,856	6,175
Pool #AS3473
4.00%, 10/1/44	9,766	10,269
Pool #AS3655
4.50%, 10/1/44	3,471	3,734

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.5%(6) continued
Fannie Mae - 21.6% continued
Pool #AS3797
5.00%, 11/1/44	$3,705	$4,046
Pool #AS6075
4.00%, 10/1/45	5,370	5,648
Pool #AS6184
3.50%, 11/1/45	14,435	14,876
Pool #AS6520
3.50%, 1/1/46	5,928	6,081
Pool #AS6730
3.50%, 2/1/46	11,231	11,520
Pool #AS7568
4.50%, 7/1/46	12,545	13,521
Pool #AU7032
4.00%, 11/1/43	30,556	32,345
Pool #AW6233
4.50%, 6/1/44	7,841	8,502
Pool #AZ7903
4.00%, 6/1/41	5,407	5,706
Pool #BC0326
3.50%, 12/1/45	5,573	5,716
Pool #BC4898
3.50%, 2/1/46	10,663	10,936
Pool #MA2522
3.50%, 2/1/46	7,728	7,927
Pool #MA2642
3.50%, 6/1/46	9,144	9,384

		272,734

Freddie Mac - 0.4%
Pool #1B3575
5.96%, 9/1/37(5)	194	194
Pool #1G2296
6.12%, 11/1/37(5)	1,085	1,152
Pool #1J0365
3.02%, 4/1/37(5)	1,330	1,407
Pool #1J2840
3.15%, 9/1/37(5)	1,278	1,362
Pool #848076
4.93%, 6/1/38(5)	479	490

		4,605

Freddie Mac Gold - 0.5%
Pool #A65182
6.50%, 9/1/37	2,045	2,352
Pool #A92650
5.50%, 6/1/40	196	218
Pool #C00910
7.50%, 1/1/30	242	291
Pool #C02790
6.50%, 4/1/37	1,018	1,187
Pool #C02838
5.50%, 5/1/37	1,540	1,719
Pool #G01954
5.00%, 11/1/35	925	1,012

		6,779

Total U.S. Government Agencies (Cost $285,389)		284,118

U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bonds - 0.4%
2.25%, 8/15/46	6,390	5,373

U.S. Treasury Inflation Indexed Bonds - 1.0%
1.00%, 2/15/46	11,975	12,267

U.S. Treasury Inflation Indexed Notes - 4.1%
0.13%, 4/15/19	12,535	13,092
0.13%, 4/15/21	18,675	19,154
0.13%, 7/15/26	19,690	19,200

		51,446

U.S. Treasury Notes - 8.1%
1.38%, 12/15/19	50,605	50,484
2.00%, 12/31/21	51,320	51,509

		101,993

Total U.S. Government Obligations (Cost $172,030)		171,079

MUNICIPAL BONDS - 0.3%
Alabama - 0.3%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	1,825	1,835
4.26%, 9/15/32	1,580	1,624

		3,459

Total Municipal Bonds (Cost $3,405)		3,459

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 12.7%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(8) (9)	159,761,901	$159,762

Total Investment Companies (Cost $159,762)		159,762

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.45%, 2/23/17(10) (11)	$1,000	$1,000

Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 103.8% (Cost $1,308,405)		1,308,290

Liabilities less Other Assets - (3.8%)		(47,877)

NET ASSETS - 100.0%		$1,260,413

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the perpetual call date.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of these restricted illiquid securities amounted to approximately $4,469,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Herc Rentals, Inc.,
7.75%, 6/1/24	12/13/16	$2,996

Steel Dynamics, Inc.,
5.00%, 12/15/26	11/29/16	1,490

(4)	Perpetual call security.
(5)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of December 31, 2016 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(81)	$10,067	Short	3/17	$2
Ultra Long Term U.S. Treasury Bond	(96)	15,384	Short	3/17	(133)

Total					$(131)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	13.2%
U.S. Agency	21.7
AAA	6.0
AA	0.7
A	9.1
BBB	23.4
BB	7.3
B	5.8
CCC	0.6
Cash Equivalents	12.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$78,793	$—	$78,793
Corporate Bonds(1)	—	539,521	—	539,521
Foreign Issuer Bonds(1)	—	70,558	—	70,558
U.S. Government Agencies(1)	—	284,118	—	284,118
U.S. Government Obligations(1)	—	171,079	—	171,079
Municipal Bonds(1)	—	3,459	—	3,459
Investment Companies	159,762	—	—	159,762
Short-Term Investments	—	1,000	—	1,000

Total Investments	$159,762	$1,148,528	$—	$1,308,290

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2
Liabilities
Futures Contracts	(133)	—	—	(133)

Total Other Financial Instruments	$(131)	$—	$—	$(131)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,308,639

Gross tax appreciation of investments	$17,029
Gross tax depreciation of investments	(17,378)

Net tax depreciation of investments	$(349)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$153,501	$2,006,141	$1,999,880	$244	$159,762

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FIXED INCOME FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.1%
Aerospace & Defense - 1.2%
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	$23,725	$24,971
TransDigm, Inc.,
6.50%, 5/15/25	30,829	32,293

		57,264

Auto Parts Manufacturing - 0.8%
MPG Holdco I, Inc.,
7.38%, 10/15/22	33,605	35,117

Biotechnology - 0.6%
Sterigenics-Nordion Topco LLC,
8.13%, 11/1/21(1) (2)	27,000	26,865

Building Materials - 0.8%
FBM Finance, Inc.,
8.25%, 8/15/21(1)	29,025	30,621
Stock Building Supply LLC,
5.50%, 10/1/24(1)	6,925	6,908

		37,529

Cable & Satellite - 2.0%
DISH DBS Corp.,
7.75%, 7/1/26	23,467	26,459
Hughes Satellite Systems Corp.,
6.63%, 8/1/26(1)	10,600	10,653
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	25,495	27,152
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	27,724	28,833

		93,097

Casinos & Gaming - 2.2%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
8.00%, 10/1/20	26,583	27,846
Eldorado Resorts, Inc.,
7.00%, 8/1/23	24,151	25,600
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24(1)	18,025	18,386
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21(1)	27,700	28,323

		100,155

Chemicals - 0.6%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	27,775	28,608

Communications Equipment - 0.5%
CPI International, Inc.,
8.75%, 2/15/18	23,789	24,146

Consumer Finance - 2.0%
Alliance Data Systems Corp.,
5.88%, 11/1/21(1)	3,275	3,324
5.38%, 8/1/22(1)	27,315	26,359
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	31,596	32,939
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	30,912	30,062

		92,684

Consumer Products - 2.3%
Avon International Operations, Inc.,
7.88%, 8/15/22(1)	27,500	29,081
Clearwater Paper Corp.,
5.38%, 2/1/25(1)	22,000	21,780
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/23(1)	24,725	24,663
Revlon Consumer Products Corp.,
6.25%, 8/1/24	29,750	30,494

		106,018

Consumer Services - 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	23,485	25,569

Containers & Packaging - 0.5%
PaperWorks Industries, Inc.,
9.50%, 8/15/19(1)	22,149	19,159
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	1,814	1,896

		21,055

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.1% continued
Department Stores - 0.3%
J.C. Penney Corp., Inc.,
8.13%, 10/1/19	$12,337	$13,324

Entertainment Resources - 1.1%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26(1)	26,276	26,867
ClubCorp Club Operations, Inc.,
8.25%, 12/15/23(1)	24,450	25,917

		52,784

Exploration & Production - 6.5%
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	26,421	27,346
Chesapeake Energy Corp.,
8.00%, 1/15/25(1)	25,700	26,214
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	28,358	30,698
Gulfport Energy Corp.,
6.00%, 10/15/24(1)	17,425	17,730
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1)	14,146	14,040
5.75%, 10/1/25(1)	9,585	9,705
Laredo Petroleum, Inc.,
6.25%, 3/15/23	27,775	28,747
Murphy Oil Corp.,
6.88%, 8/15/24	24,770	26,380
Oasis Petroleum, Inc.,
6.88%, 3/15/22	13,925	14,273
6.88%, 1/15/23	13,937	14,285
Range Resources Corp.,
5.00%, 3/15/23(1)	3,974	3,934
SM Energy Co.,
6.13%, 11/15/22	10,775	10,910
5.63%, 6/1/25	13,110	12,651
6.75%, 9/15/26	3,450	3,553
Southwestern Energy Co.,
6.70%, 1/23/25	33,518	34,272
WPX Energy, Inc.,
6.00%, 1/15/22	27,822	28,518

		303,256

Food & Beverage - 1.7%
Dole Food Co., Inc.,
7.25%, 5/1/19(1)	23,440	23,909
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	26,733	26,666
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	25,844	26,619

		77,194

Health Care Facilities & Services - 2.6%
AMN Healthcare, Inc.,
5.13%, 10/1/24(1)	26,050	25,985
Envision Healthcare Corp.,
6.25%, 12/1/24(1)	14,700	15,508
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(1)	22,441	24,012
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	27,075	27,007
Tenet Healthcare Corp.,
8.13%, 4/1/22	27,725	26,159

		118,671

Homebuilders - 1.3%
AV Homes, Inc.,
8.50%, 7/1/19	21,150	21,838
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
5.88%, 6/15/24	35,410	36,472

		58,310

Industrial Other - 1.3%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	17,575	14,763
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(1)	22,258	21,702
MasTec, Inc.,
4.88%, 3/15/23	24,125	23,582

		60,047

Investment Companies - 0.8%
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	6,689	6,999
Prospect Capital Corp.,
5.88%, 3/15/23	29,093	29,719

		36,718

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.1% continued
Life Insurance - 0.7%
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	$33,757	$33,588

Machinery Manufacturing - 0.9%
Manitowoc Foodservice, Inc.,
9.50%, 2/15/24	12,550	14,464
Xerium Technologies, Inc.,
9.50%, 8/15/21(1)	26,625	26,558

		41,022

Managed Care - 0.7%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	28,900	30,420
Manufactured Goods - 0.5%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	21,188	21,877
Media Non-Cable - 1.1%
National CineMedia LLC,
5.75%, 8/15/26	27,450	27,862
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,454

		52,316

Metals & Mining - 3.6%
AK Steel Corp.,
7.63%, 5/15/20	34,493	35,183
Aleris International, Inc.,
9.50%, 4/1/21(1)	28,510	30,577
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	35,425	29,315
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	26,128	28,741
Novelis Corp.,
6.25%, 8/15/24(1)	20,350	21,571
United States Steel Corp.,
8.38%, 7/1/21(1)	20,640	22,818

		168,205

Oil & Gas Services & Equipment - 0.6%
Nabors Industries, Inc.,
5.50%, 1/15/23(1)	17,075	17,779
Rowan Cos., Inc.,
7.38%, 6/15/25	10,450	10,659

		28,438

Pharmaceuticals - 1.3%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	30,775	32,234
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (3)	8,000	4,000
Nature’s Bounty (The) Co.,
7.63%, 5/15/21(1)	23,925	24,762

		60,996

Pipeline - 3.9%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	15,450	15,334
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24(1)	25,350	27,442
Energy Transfer Equity L.P.,
7.50%, 10/15/20	25,715	28,672
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	26,175	26,633
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	25,679	24,780
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	26,940	26,603
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	30,507	29,973

		179,437

Power Generation - 2.2%
Calpine Corp.,
5.50%, 2/1/24	36,505	35,227
Dynegy, Inc.,
7.38%, 11/1/22	25,543	24,394
7.63%, 11/1/24	10,325	9,525
NRG Energy, Inc.,
6.63%, 3/15/23	23,750	23,809
7.25%, 5/15/26(1)	7,350	7,313

		100,268

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.1% continued
Property & Casualty Insurance - 0.7%
Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash),
8.13%, 7/15/19(1) (2)	$8,150	$8,129
HUB International Ltd.,
7.88%, 10/1/21(1)	24,936	26,343

		34,472

Publishing & Broadcasting - 1.4%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	27,200	28,560
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	32,496	34,446

		63,006

Railroad - 0.6%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1)	27,741	28,712

Real Estate - 1.5%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	28,725	28,941
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	24,719	24,595
Howard Hughes (The) Corp.,
6.88%, 10/1/21	14,390	15,164

		68,700

Real Estate Investment Trusts - 1.2%
Communications Sales & Leasing, Inc./CSL Capital LLC,
8.25%, 10/15/23	11,150	11,819
7.13%, 12/15/24(1)	14,850	14,998
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	30,104	30,631

		57,448

Refining & Marketing - 2.8%
Citgo Holding, Inc.,
10.80%, 2/15/20(1)	28,404	30,463
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	36,237	37,143
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23	31,775	32,172
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	30,100	32,508

		132,286

Restaurants - 0.6%
Landry’s, Inc.,
6.75%, 10/15/24(1)	28,150	28,572

Retail - 1.0%
CST Brands, Inc.,
5.00%, 5/1/23	30,308	31,293
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	23,474	17,430

		48,723

Retail - Consumer Discretionary - 3.4%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24	23,725	24,259
GameStop Corp.,
6.75%, 3/15/21(1)	33,725	33,978
L Brands, Inc.,
6.88%, 11/1/35	34,700	35,394
Penske Automotive Group, Inc.,
5.50%, 5/15/26	31,475	31,082
PetSmart, Inc.,
7.13%, 3/15/23(1)	30,562	31,173

		155,886

Retail - Consumer Staples - 0.5%
C&S Group Enterprises LLC,
5.38%, 7/15/22(1)	23,925	23,088

Software & Services - 2.1%
Inception Merger Sub, Inc./Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	27,225	28,816
Infor US, Inc.,
6.50%, 5/15/22	23,513	24,512
Nuance Communications, Inc.,
5.63%, 12/15/26(1)	19,075	18,756
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	25,097	26,666

		98,750

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 68.1% continued
Supermarkets & Pharmacies - 1.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25(1)	$26,040	$25,780
Rite Aid Corp.,
6.13%, 4/1/23(1)	31,858	34,247

		60,027

Utilities - 1.5%
AES Corp.,
6.00%, 5/15/26	30,266	30,720
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	12,850	12,979
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	23,150	23,902

		67,601

Waste & Environment Services & Equipment - 1.3%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(1)	28,375	28,233
Covanta Holding Corp.,
6.38%, 10/1/22	32,088	32,560

		60,793

Wireless Telecommunications Services - 1.2%
Sprint Communications, Inc.,
7.00%, 8/15/20	11,475	12,165
Sprint Corp.,
7.25%, 9/15/21	21,450	22,790
7.88%, 9/15/23	20,945	22,359

		57,314

Wireline Telecommunications Services - 1.9%
Frontier Communications Corp.,
10.50%, 9/15/22	30,465	32,028
GCI, Inc.,
6.88%, 4/15/25	34,784	35,306
Windstream Services LLC,
7.75%, 10/15/20	11,975	12,310
7.50%, 6/1/22	9,175	8,991

		88,635

Total Corporate Bonds (Cost $3,093,334)		3,158,991

FOREIGN ISSUER BONDS - 24.8%
Airlines - 1.4%
Air Canada,
7.75%, 4/15/21(1)	17,563	19,627
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	28,275	28,416
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	21,894	15,107

		63,150

Auto Parts Manufacturing - 0.6%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(1)	27,225	28,450

Banks - 0.5%
ING Groep N.V.,
6.50%, 4/16/25(4)	26,585	25,638

Cable & Satellite - 1.7%
Altice Financing S.A.,
6.63%, 2/15/23(1)	27,193	27,941
VTR Finance B.V.,
6.88%, 1/15/24(1)	22,850	23,593
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(1)	29,675	28,927

		80,461

Casinos & Gaming - 0.4%
International Game Technology PLC,
6.50%, 2/15/25(1)	17,470	18,737

Chemicals - 0.7%
INEOS Group Holdings S.A.,
5.63%, 8/1/24(1)	30,846	30,615

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(1)	29,850	31,454

Diversified Banks - 3.6%
Barclays PLC,
8.25%, 12/15/18(4)	24,914	25,919
BNP Paribas S.A.,
7.63%, 3/30/21(1) (4)	25,350	26,747
Credit Agricole S.A.,
7.88%, 1/23/24(1) (4)	30,587	30,896
Credit Suisse Group A.G.,
7.50%, 12/11/23(1) (4)	30,000	31,387

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Diversified Banks - 3.6% continued
Societe Generale S.A.,
7.38%, 9/13/21(1) (4)	$28,275	$28,227
Standard Chartered PLC,
7.50%, 4/2/22(1) (4)	25,525	25,461

		168,637

Food & Beverage - 1.4%
JBS Investments GmbH,
7.25%, 4/3/24(1)	28,900	30,200
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	31,875	32,994

		63,194

Foreign Wireless - 0.7%
SFR Group S.A.,
7.38%, 5/1/26(1)	31,575	32,364

Integrated Oils - 1.4%
Petrobras Global Finance B.V.,
4.38%, 5/20/23	18,950	16,557
6.75%, 1/27/41	15,675	13,167
Petroleos Mexicanos,
6.50%, 3/13/27(1)	32,550	33,575

		63,299

Metals & Mining - 4.6%
Alcoa Nederland Holding B.V.,
6.75%, 9/30/24(1)	10,075	10,932
7.00%, 9/30/26(1)	17,550	19,217
ArcelorMittal,
7.75%, 3/1/41	35,525	37,834
First Quantum Minerals Ltd.,
7.25%, 10/15/19(1)	10,937	11,046
7.00%, 2/15/21(1)	14,894	14,814
7.25%, 5/15/22(1)	12,350	12,165
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(1)	24,335	28,230
Teck Resources Ltd.,
6.00%, 8/15/40	8,575	8,146
6.25%, 7/15/41	17,275	16,648
5.40%, 2/1/43	17,200	15,222
Vale Overseas Ltd.,
6.88%, 11/21/36	37,725	37,159

		211,413

Oil & Gas Services & Equipment - 2.6%
Ensco PLC,
4.50%, 10/1/24	10,392	8,911
5.75%, 10/1/44	42,436	30,766
Noble Holding International Ltd.,
7.75%, 1/15/24	17,325	16,296
Transocean, Inc.,
6.50%, 11/15/20	18,665	18,478
8.13%, 12/15/21	19,743	19,743
Weatherford International Ltd.,
7.75%, 6/15/21	13,800	13,938
8.25%, 6/15/23	14,000	14,245

		122,377

Paper & Packaging - 1.2%
Cascades, Inc.,
5.50%, 7/15/22(1)	25,616	26,000
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	30,145	29,919

		55,919

Software & Services - 0.6%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	29,150	27,401

Trucking & Leasing - 0.5%
Fly Leasing Ltd.,
6.75%, 12/15/20	22,440	23,450

Wireless Telecommunications Services - 1.9%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	35,635	30,574
Millicom International Cellular S.A.,
6.00%, 3/15/25(1)	32,300	31,735
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(1)	24,460	25,438

		87,747

Wireline Telecommunications Services - 0.3%
Columbus Cable Barbados Ltd.,
7.38%, 3/30/21(1)	14,921	15,878

Total Foreign Issuer Bonds (Cost $1,118,900)		1,150,184

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.5%(5)
Consumer Services - 0.5%
Trugreen L.P., Initial Term Loan,
6.50%, 4/13/23	$22,555	$22,837

Department Stores - 0.3%
J.C. Penney Corp, Inc., Loan,
5.25%, 6/23/23	14,118	14,183

Machinery - 0.3%
Manitowoc Foodservice, Inc., Term B Loan,
5.75%, 3/3/23	16,923	17,191

Refining & Marketing - 0.7%
CITGO Holdings, Inc., Term Loan,
9.50%, 5/12/18	9,955	10,074
Gulf Finance LLC, Tranche B Term Loan,
6.25%, 8/25/23	22,020	22,130

		32,204

Retail - 0.2%
Neiman Marcus Group Ltd. LLC, Other Term Loan,
4.25%, 10/25/20	9,873	8,581

Retail - Consumer Discretionary - 0.5%
Bass Pro Group LLC, Initial Term Loan,
12/15/23(6)	6,100	6,042
5.97%, 12/15/23	17,800	17,632

		23,674

Total Term Loans (Cost $118,358)		118,670

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS - 0.7%
Banks - 0.7%
GMAC Capital Trust I	1,331,138	$33,811

Total Preferred Stocks (Cost $33,469)		33,811

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(7) (8)	146,851,951	146,852

Total Investment Companies (Cost $146,852)		146,852

Total Investments - 99.3% (Cost $4,510,913)		4,608,508

Other Assets less Liabilities - 0.7%		32,787

NET ASSETS - 100.0%		$4,641,295

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(4)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the perpetual call date.
(5)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(6)	Position is unsettled. Contract rate was not determined at December 31, 2016 and does not take effect until settlement date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.9%
BB	26.3
B	50.5
CCC	15.9
Not Rated	1.3
Cash Equivalents	3.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$3,158,991	$—	$3,158,991
Foreign Issuer Bonds(1)	—	1,150,184	—	1,150,184
Term Loans(1)	—	118,670	—	118,670
Preferred Stocks(1)	33,811	—	—	33,811
Investment Companies	146,852	—	—	146,852

Total Investments	$180,663	$4,427,845	$—	$4,608,508

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,521,634

Gross tax appreciation of investments	$130,426
Gross tax depreciation of investments	(43,552)

Net tax appreciation of investments	$86,874

Transactions in affiliated investments for the nine months ended December 31, 2016,were as follows:

AFFILIATE	VALUE BEGINNING OF PERIOD (000S)	PURCHASE (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$265,422	$2,363,600	$2,482,170	$303	$146,852

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.0%
Automobile - 3.5%
Carmax Auto Owner Trust, Series 2016-3, Class A3
1.39%, 5/17/21	$3,570	$3,546
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.40%, 8/15/21	4,565	4,516
Honda Auto Receivables Owner Trust, Series 2016-4 , Class A3
1.21%, 12/18/20	4,565	4,529
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3
1.32%, 1/15/21	1,235	1,228
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3
1.18%, 1/15/21	2,120	2,100
Toyota Auto Receivables, Series 2016-C, Class A3
1.14%, 8/17/20	945	939

		16,858

Commercial Mortgage-Backed Securities - 7.3%
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.12%, 3/10/46	2,690	2,707
Commercial Mortgage Trust, Series 2014-CR16, Class A2
3.04%, 4/10/47	2,230	2,280
Commercial Mortgage Trust, Series 2014-CR19, Class A2
2.97%, 8/10/47	490	501
Commercial Mortgage Trust, Series 2014-LC15, Class A2
2.84%, 4/10/47	5,375	5,479
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,645	1,688
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%, 8/15/46	4,690	4,789
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%, 12/15/46	1,180	1,203
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	5,655	5,789
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A2
2.92%, 5/15/48	870	890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	700	713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2
2.85%, 6/15/47	980	999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2
3.12%, 8/15/47	1,672	1,719
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	1,270	1,303
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	905	925
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	45	46
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.02%, 7/15/58	2,535	2,596
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2
2.93%, 3/15/46	520	530
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2
3.04%, 5/15/47	1,080	1,106

		35,263

Credit Card - 8.1%
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	5,000	4,933

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.0% continued
Credit Card - 8.1% continued
Capital One Multi-Asset Execution Trust, Series 2016-A6, Class A
1.82%, 9/15/22	$4,630	$4,618
Chase Issuance Trust, Series 2016-A2, Class A
1.37%, 6/15/21	5,330	5,279
Chase Issuance Trust, Series 2016-A5, Class A5
1.27%, 7/15/21	4,614	4,552
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	4,575	4,555
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	5,725	5,724
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,380	4,330
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.04%, 3/15/22	4,825	4,845

		38,836

Other - 2.1%
CNH Equipment Trust, Series 2016-A, Class A3
1.48%, 4/15/21	4,960	4,935
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 8/15/21	1,285	1,280
John Deere Owner Trust, Series 2016-A, Class A3
1.36%, 4/15/20	4,055	4,044

		10,259

Total Asset-Backed Securities (Cost $101,800)		101,216

CORPORATE BONDS - 49.9%
Aerospace & Defense - 1.1%
Boeing Capital Corp.,
2.90%, 8/15/18	605	618
Lockheed Martin Corp.,
1.85%, 11/23/18	1,100	1,105
TransDigm, Inc.,
6.00%, 7/15/22	750	780
United Technologies Corp.,
1.80%, 6/1/17	220	221
1.78%, 5/4/18(1)	630	630
1.50%, 11/1/19	1,900	1,886

		5,240

Auto Parts Manufacturing - 0.8%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	1,300	1,342
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	2,490	2,627

		3,969

Automobiles Manufacturing - 6.4%
American Honda Finance Corp.,
1.45%, 9/20/17(2)	1,690	1,694
1.55%, 12/11/17	82	82
1.34%, 7/13/18(2)	430	431
1.70%, 2/22/19	725	722
1.20%, 7/12/19	820	805
2.25%, 8/15/19	723	730
Daimler Finance North America LLC,
1.60%, 8/3/17(3)	410	410
1.35%, 3/2/18(2) (3)	350	351
1.65%, 3/2/18(3)	1,215	1,213
Ford Motor Credit Co. LLC,
4.25%, 2/3/17	3,010	3,016
1.68%, 9/8/17	2,000	1,997
2.55%, 10/5/18	3,325	3,344
2.94%, 1/8/19	3,200	3,237
General Motors Financial Co., Inc.,
2.35%, 10/4/19	1,875	1,853
Hyundai Capital America,
2.40%, 10/30/18(3)	1,525	1,531
2.00%, 7/1/19(3)	1,000	992
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19(3)	2,545	2,539
Toyota Motor Credit Corp.,
1.34%, 7/13/18(2)	534	536
2.00%, 10/24/18	1,100	1,107
1.70%, 2/19/19	1,055	1,052
1.40%, 5/20/19	660	653
1.55%, 10/18/19	1,860	1,837

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Automobiles Manufacturing - 6.4% continued
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(3)	$1,040	$1,037

		31,169

Banks - 5.2%
Bank of America N.A.,
1.26%, 6/15/17(2)	1,160	1,159
1.65%, 3/26/18	1,665	1,667
2.05%, 12/7/18	1,225	1,232
BB&T Corp.,
1.57%, 6/15/20(2)	1,175	1,177
Capital One N.A.,
1.65%, 2/5/18	2,310	2,306
Discover Bank,
2.60%, 11/13/18	1,670	1,684
HSBC USA, Inc.,
2.00%, 8/7/18	1,500	1,500
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	600	619
1.59%, 9/23/19(2)	1,915	1,916
1.65%, 9/23/19	1,660	1,643
PNC Bank N.A.,
1.50%, 2/23/18	1,375	1,373
1.80%, 11/5/18	2,115	2,119
1.95%, 3/4/19	800	801
SunTrust Bank,
1.35%, 2/15/17	665	665
US Bank N.A.,
1.40%, 4/26/19	1,560	1,543
Wells Fargo Bank N.A.,
1.62%, 1/22/18(2)	990	995
1.75%, 5/24/19	2,080	2,070
2.15%, 12/6/19	860	859

		25,328

Biotechnology - 0.4%
Celgene Corp.,
2.13%, 8/15/18	935	939
Gilead Sciences, Inc.,
1.85%, 9/4/18	940	943

		1,882

Cable & Satellite - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	515
Comcast Corp.,
6.30%, 11/15/17	1,275	1,328
5.70%, 5/15/18	1,265	1,335

		3,178

Casinos & Gaming - 0.3%
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 4/15/21	1,320	1,370

Chemicals - 0.2%
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	430	429
Tronox Finance LLC,
7.50%, 3/15/22(3)	775	723

		1,152

Commercial Finance - 1.1%
Air Lease Corp.,
5.63%, 4/1/17	1,180	1,191
2.13%, 1/15/20	1,860	1,832
International Lease Finance Corp.,
6.25%, 5/15/19	2,039	2,192

		5,215

Communications Equipment - 0.4%
Apple, Inc.,
1.13%, 5/3/18(2)	838	840
Cisco Systems, Inc.,
1.40%, 2/28/18	810	811
1.43%, 3/1/19(2)	150	151

		1,802

Consumer Finance - 1.1%
Ally Financial, Inc.,
3.25%, 2/13/18	1,000	1,005
American Express Co.,
1.51%, 5/22/18(2)	790	792
4.90%, 3/15/20(4)	1,320	1,252
American Express Credit Corp.,
1.88%, 11/5/18	200	200
1.70%, 10/30/19	1,045	1,035
Synchrony Financial,
1.88%, 8/15/17	955	956

		5,240

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Consumer Products - 0.4%
Kimberly-Clark Corp.,
1.40%, 2/15/19	$555	$552
Procter & Gamble (The) Co.,
1.90%, 11/1/19	1,500	1,513

		2,065

Consumer Services - 0.5%
ADT (The) Corp.,
4.13%, 6/15/23	545	521
APX Group, Inc.,
6.38%, 12/1/19	625	643
Ecolab, Inc.,
1.45%, 12/8/17	140	140
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	500	544
Service Corp. International,
5.38%, 1/15/22	550	572

		2,420

Containers & Packaging - 0.4%
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	525
Plastipak Holdings, Inc.,
6.50%, 10/1/21(3)	650	679
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	750	774
8.25%, 2/15/21	173	179

		2,157

Diversified Banks - 3.6%
Bank of America Corp.,
5.75%, 12/1/17	165	171
2.00%, 1/11/18	1,765	1,769
2.07%, 3/22/18(2)	800	805
Citigroup, Inc.,
1.80%, 2/5/18	1,795	1,794
1.70%, 4/27/18	820	818
2.05%, 12/7/18	1,145	1,145
2.05%, 6/7/19	1,295	1,290
5.80%, 11/15/19(4)	3,515	3,546
JPMorgan Chase & Co.,
1.78%, 1/25/18(2)	759	764
1.70%, 3/1/18	428	428
7.90%, 4/30/18(4)	1,370	1,418
5.30%, 5/1/20(4)	875	893
Wells Fargo & Co.,
5.63%, 12/11/17	890	923
7.98%, 3/15/18(4)	1,370	1,432

		17,196

Electrical Equipment Manufacturing - 1.2%
General Electric Co.,
1.25%, 5/15/17	39	39
5.25%, 12/6/17	2,470	2,559
Honeywell International, Inc.,
1.40%, 10/30/19	2,510	2,487
Roper Technologies, Inc.,
1.85%, 11/15/17	560	561

		5,646

Entertainment Content - 0.2%
Walt Disney (The) Co.,
1.65%, 1/8/19	555	555
0.88%, 7/12/19	420	412

		967

Exploration & Production - 0.3%
ConocoPhillips Co.,
1.50%, 5/15/18	940	937
QEP Resources, Inc.,
6.88%, 3/1/21	410	435

		1,372

Financial Services - 2.9%
BlackRock, Inc.,
6.25%, 9/15/17	1,775	1,838
Charles Schwab (The) Corp.,
1.50%, 3/10/18	1,435	1,435
4.63%, 3/1/22(4)	1,070	1,006
Goldman Sachs Group (The), Inc.,
1.92%, 4/25/19(2)	1,290	1,299
2.00%, 4/25/19	615	613
2.55%, 10/23/19	235	237
1.76%, 12/13/19(2)	1,145	1,145
2.30%, 12/13/19	1,555	1,553
5.38%, 5/10/20(4)	400	404

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Financial Services - 2.9% continued
Morgan Stanley,
2.26%, 2/1/19(2)	$1,650	$1,680
2.45%, 2/1/19	2,655	2,673

		13,883

Food & Beverage - 2.9%
Anheuser-Busch InBev Finance, Inc.,
1.29%, 2/1/19(2)	1,500	1,502
1.90%, 2/1/19	1,110	1,112
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	3,225	3,228
Coca-Cola (The) Co.,
1.38%, 5/30/19	1,045	1,038
Constellation Brands, Inc.,
3.88%, 11/15/19	1,475	1,527
General Mills, Inc.,
1.40%, 10/20/17	1,000	1,001
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26(3)	570	564
PepsiCo, Inc.,
1.25%, 4/30/18	835	834
2.25%, 1/7/19	520	526
1.35%, 10/4/19	2,606	2,586
Smithfield Foods, Inc.,
5.25%, 8/1/18(3)	301	304

		14,222

Hardware - 0.0%
NetApp, Inc.,
2.00%, 12/15/17	162	162

Health Care Facilities & Services - 0.1%
Cardinal Health, Inc.,
1.90%, 6/15/17	70	70
2.40%, 11/15/19	575	579

		649

Home & Office Products Manufacturing - 0.3%
Newell Brands, Inc.,
2.15%, 10/15/18	1,405	1,412

Home Improvement - 0.6%
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(3)	775	787
Stanley Black & Decker, Inc.,
2.45%, 11/17/18	900	908
Whirlpool Corp.,
1.65%, 11/1/17	1,000	1,001

		2,696

Homebuilders - 0.2%
Lennar Corp.,
4.13%, 12/1/18	1,000	1,023

Industrial Other - 0.4%
SBA Tower Trust,
2.93%, 12/11/17(3)	605	606
United Rentals North America, Inc.,
7.63%, 4/15/22	175	184
6.13%, 6/15/23	1,035	1,097

		1,887

Integrated Oils - 1.5%
Chevron Corp.,
1.34%, 11/9/17	1,265	1,264
1.35%, 11/15/17	820	821
1.10%, 12/5/17	1,333	1,330
Exxon Mobil Corp.,
1.44%, 3/1/18	805	806
1.31%, 3/6/18	2,130	2,130
1.71%, 3/1/19	815	817

		7,168

Life Insurance - 0.1%
New York Life Global Funding,
1.55%, 11/2/18(3)	445	444

Machinery Manufacturing - 2.4%
Caterpillar Financial Services Corp.,
1.25%, 11/6/17	595	594
1.62%, 2/23/18(2)	1,680	1,688
1.80%, 11/13/18	860	860
1.35%, 5/18/19	1,320	1,302
Illinois Tool Works, Inc.,
1.95%, 3/1/19	1,810	1,819
John Deere Capital Corp.,
1.13%, 6/12/17	56	56
1.18%, 12/15/17(2)	200	200
1.17%, 1/16/18(2)	200	200
1.60%, 7/13/18	955	955

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Machinery Manufacturing - 2.4% continued
1.95%, 3/4/19	$1,230	$1,234
1.25%, 10/9/19	975	958
1.26%, 10/9/19(2)	1,625	1,625

		11,491

Managed Care - 0.7%
Aetna, Inc.,
1.70%, 6/7/18	410	410
Anthem, Inc.,
1.88%, 1/15/18	50	50
Centene Corp.,
4.75%, 1/15/25	745	727
UnitedHealth Group, Inc.,
1.40%, 10/15/17	65	65
1.40%, 12/15/17	605	605
1.90%, 7/16/18	885	889
1.70%, 2/15/19	795	793

		3,539

Mass Merchants - 0.3%
Costco Wholesale Corp.,
1.13%, 12/15/17	145	145
Target Corp.,
5.38%, 5/1/17	625	634
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	692	690

		1,469

Medical Equipment & Devices Manufacturing - 0.9%
Becton Dickinson and Co.,
1.80%, 12/15/17	781	783
Danaher Corp.,
1.65%, 9/15/18	555	556
Medtronic, Inc.,
1.50%, 3/15/18	945	945
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	2,000	2,002

		4,286

Oil & Gas Services & Equipment - 0.4%
Cameron International Corp.,
1.40%, 6/15/17	1,815	1,814

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	380	379
Eli Lilly & Co.,
1.25%, 3/1/18	990	990
Johnson & Johnson,
1.13%, 3/1/19	1,100	1,091
Pfizer, Inc.,
1.20%, 6/1/18	1,250	1,247
2.10%, 5/15/19	835	843

		4,550

Pipeline - 0.7%
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,361
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	836
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	775	783
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	357	368

		3,348

Property & Casualty Insurance - 0.6%
Berkshire Hathaway Finance Corp.,
1.45%, 3/7/18	730	731
1.50%, 3/7/18(2)	216	217
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	2,100	2,119

		3,067

Publishing & Broadcasting - 0.5%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	493
CBS Radio, Inc.,
7.25%, 11/1/24(3)	765	803
NBCUniversal Enterprise, Inc.,
1.57%, 4/15/18(2) (3)	440	443
5.25%, 3/19/21(3) (5)	814	855

		2,594

Real Estate - 0.8%
ERP Operating L.P.,
5.75%, 6/15/17	1,500	1,530
ESH Hospitality, Inc.,
5.25%, 5/1/25(3)	760	756

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Real Estate - 0.8% continued
Ventas Realty L.P.,
1.25%, 4/17/17	$895	$895
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(3)	530	530

		3,711

Refining & Marketing - 0.3%
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	790	810
Phillips 66,
2.95%, 5/1/17	390	392
Western Refining, Inc.,
6.25%, 4/1/21	225	233

		1,435

Restaurants - 0.3%
McDonald’s Corp.,
5.30%, 3/15/17	785	791
2.10%, 12/7/18	785	790

		1,581

Retail - Consumer Discretionary - 1.2%
ERAC USA Finance LLC,
6.38%, 10/15/17(3) (6)	945	979
Home Depot (The), Inc.,
2.25%, 9/10/18	460	466
2.00%, 6/15/19	915	923
Lowe’s Cos., Inc.,
1.15%, 4/15/19	1,490	1,472
Penske Automotive Group, Inc.,
5.50%, 5/15/26	950	938
PetSmart, Inc.,
7.13%, 3/15/23(3)	825	842

		5,620

Semiconductors - 0.3%
Intel Corp.,
1.35%, 12/15/17	811	812
KLA-Tencor Corp.,
2.38%, 11/1/17	510	513

		1,325

Software & Services - 0.7%
International Business Machines Corp.,
5.70%, 9/14/17	440	453
1.07%, 2/6/18(2)	250	250
1.80%, 5/17/19	870	870
Microsoft Corp.,
1.30%, 11/3/18	1,065	1,064
Oracle Corp.,
1.46%, 1/15/19(2)	555	560
2.25%, 10/8/19	306	310

		3,507

Supermarkets & Pharmacies - 1.2%
CVS Health Corp.,
1.90%, 7/20/18	1,395	1,400
Rite Aid Corp.,
6.13%, 4/1/23(3)	780	839
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	1,390	1,393
1.75%, 5/30/18	2,015	2,017

		5,649

Tobacco - 0.6%
Philip Morris International, Inc.,
1.25%, 11/9/17	855	854
Reynolds American, Inc.,
2.30%, 6/12/18	1,850	1,862

		2,716

Transportation & Logistics - 0.5%
PACCAR Financial Corp.,
1.75%, 8/14/18	1,090	1,095
1.65%, 2/25/19	1,320	1,315

		2,410

Utilities - 1.1%
CenterPoint Energy Resources Corp.,
6.13%, 11/1/17	45	47
NextEra Energy Capital Holdings, Inc.,
1.59%, 6/1/17	920	921
2.06%, 9/1/17	1,065	1,070
Public Service Electric & Gas Co.,
2.30%, 9/15/18	31	31
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	1,935	1,907

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.9% continued
Utilities - 1.1% continued
Southern (The) Co.,
1.30%, 8/15/17	$1,150	$1,149
Southern Power Co.,
1.85%, 12/1/17	110	110

		5,235

Waste & Environment Services & Equipment - 0.3%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(3)	760	756
Clean Harbors, Inc.,
5.25%, 8/1/20	725	742

		1,498

Wireless Telecommunications Services - 1.3%
AT&T, Inc.,
1.60%, 2/15/17	27	27
1.40%, 12/1/17	1,200	1,197
Verizon Communications, Inc.,
1.10%, 11/1/17	1,695	1,691
3.65%, 9/14/18	1,055	1,090
1.28%, 8/15/19(2)	1,465	1,464
1.38%, 8/15/19	645	635

		6,104

Wireline Telecommunications Services - 0.6%
Frontier Communications Corp.,
8.88%, 9/15/20	740	788
6.25%, 9/15/21	1,500	1,421
Zayo Group LLC/Zayo Capital, Inc.,
6.38%, 5/15/25	800	836

		3,045

Total Corporate Bonds (Cost $240,996)		240,908

FOREIGN ISSUER BONDS - 12.2%
Banks - 6.5%
Australia & New Zealand Banking Group Ltd.,
2.00%, 11/16/18	1,150	1,153
Barclays Bank PLC,
1.49%, 2/17/17(2)	655	655
Commonwealth Bank of Australia,
1.38%, 9/6/18(3)	3,035	3,015
1.75%, 11/7/19(3)	1,325	1,314
Credit Suisse A.G.,
1.58%, 1/29/18(2)	250	250
1.70%, 4/27/18	1,645	1,641
ING Bank N.V.,
1.80%, 3/16/18(3)	1,595	1,593
2.05%, 8/17/18(3)	1,550	1,551
Macquarie Bank Ltd.,
1.60%, 10/27/17(3)	2,610	2,610
Mizuho Bank Ltd.,
1.80%, 3/26/18(3)	2,610	2,606
National Australia Bank Ltd.,
2.75%, 3/9/17	285	286
National Bank of Canada,
2.10%, 12/14/18	1,425	1,431
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	1,300	1,278
1.53%, 9/13/19(2) (3)	2,040	2,041
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	1,410	1,409
1.76%, 10/19/18	1,390	1,384
Svenska Handelsbanken AB,
1.44%, 9/6/19(2)	1,520	1,520
Toronto-Dominion Bank (The),
1.63%, 3/13/18	400	401
1.45%, 9/6/18	1,265	1,259
1.95%, 1/22/19	810	811
Westpac Banking Corp.,
1.95%, 11/23/18	1,310	1,312
1.47%, 8/19/19(2)	1,990	1,992

		31,512

Cable & Satellite - 0.3%
Altice Financing S.A.,
6.63%, 2/15/23(3)	650	668
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(3)	755	736

		1,404

Commercial Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	1,090	1,091

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.2% continued
Containers & Packaging - 0.1%
Ardagh Packaging Finance
PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(3)	$530	$558

Diversified Banks - 1.4%
Bank of Montreal,
1.80%, 7/31/18	875	876
Bank of Nova Scotia (The),
1.71%, 1/15/19(2)	310	312
BNP Paribas S.A.,
2.38%, 9/14/17	565	569
HSBC Holdings PLC,
5.63%, 1/17/20(4)	1,705	1,682
Nordea Bank AB,
1.88%, 9/17/18(3)	1,455	1,454
5.50%, 9/23/19(3) (4)	1,430	1,421
Royal Bank of Canada,
1.43%, 7/30/18(2)	620	621

		6,935

Electrical Equipment Manufacturing - 1.0%
Johnson Controls International PLC,
1.40%, 11/2/17	695	696
Siemens Financieringsmaatschappij N.V.,
1.28%, 9/13/19(2) (3)	1,670	1,667
1.30%, 9/13/19(3)	1,670	1,638
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	685

		4,686

Financial Services - 0.2%
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(3)	895	894

Food & Beverage - 1.0%
Danone S.A.,
1.69%, 10/30/19(3)	1,775	1,753
Diageo Capital PLC,
5.75%, 10/23/17	595	615
Pernod Ricard S.A.,
2.95%, 1/15/17(3)	756	756
Suntory Holdings Ltd.,
1.65%, 9/29/17(3)	1,495	1,496

		4,620

Integrated Oils - 0.8%
BP Capital Markets PLC,
1.85%, 5/5/17	1,505	1,508
Shell International Finance B.V.,
1.25%, 11/10/17	1,110	1,110
1.38%, 9/12/19	1,060	1,045
Total Capital International S.A.,
1.55%, 6/28/17	275	276

		3,939

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	1,070	1,072

Pharmaceuticals - 0.4%
Actavis Funding SCS,
2.35%, 3/12/18	1,385	1,393
Sanofi,
1.25%, 4/10/18	535	534

		1,927

Tobacco - 0.1%
Imperial Brands Finance PLC,
2.05%, 7/20/18(3)	380	380

Total Foreign Issuer Bonds (Cost $59,171)		59,018

U.S. GOVERNMENT AGENCIES - 0.9%(7)
Fannie Mae - 0.1%
Pool #555649,
7.50%, 10/1/32	29	33
Pool #893082
3.15%, 9/1/36(2)	183	194
Pool #AD0915
5.50%, 12/1/38	63	71
Pool #AI3471,
5.00%, 6/1/41	207	227

		525

Freddie Mac - 0.0%
Pool #1B3617,
3.21%, 10/1/37(2)	161	171

Freddie Mac Gold - 0.1%
Pool #A92650
5.50%, 6/1/40	285	316

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.9%(7) continued
Government National Mortgage Association - 0.7%
Series 2011-41, Class PA,
4.00%, 1/20/41	$958	$980
Series 2012-123, Class A,
1.04%, 7/16/46	1,811	1,709
Series 2013-12, Class KA,
1.50%, 12/16/43	54	54
Series 2013-17, Class AF,
1.21%, 11/16/43	677	660

		3,403

Total U.S. Government Agencies (Cost $4,505)		4,415

U.S. GOVERNMENT OBLIGATIONS - 12.6%
U.S. Treasury Inflation Indexed Notes - 4.9%
1.38%, 7/15/18	10,035	11,672
0.13%, 4/15/19	11,235	11,734

		23,406

U.S. Treasury Notes - 7.7%
1.25%, 12/31/18	22,905	22,928
1.38%, 12/15/19	14,335	14,301

		37,229

Total U.S. Government Obligations (Cost $60,600)		60,635

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.8%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(8) (9)	37,471,679	$37,472

Total Investment Companies (Cost $37,472)		37,472

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.47%, 2/23/17(10) (11)	$1,000	$999

Total Short-Term Investments (Cost $1,000)		999

Total Investments - 104.6% (Cost $505,544)		504,663

Liabilities less Other Assets - (4.6%)		(22,032)

NET ASSETS - 100.0%		$482,631

(1)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the perpetual call date.
(5)	Perpetual call security.
(6)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of this restricted illiquid security amounted to approximately $979,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ERAC USA Finance LLC,
6.38%, 10/15/17	12/16/16	$980

(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of December 31, 2016 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At Decemeber 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	(137)	$16,120	Short	4/17	$75

FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	12.9%
U.S. Agency	0.2
AAA	20.6
AA	11.0
A	22.9
BBB	18.0
BB	4.4
B	2.4
CCC	0.3
Cash Equivalents	7.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$101,216	$—	$101,216
Corporate Bonds(1)	—	240,908	—	240,908
Foreign Issuer Bonds(1)	—	59,018	—	59,018
U.S. Government Agencies(1)	—	4,415	—	4,415
U.S. Government Obligations(1)	—	60,635	—	60,635
Investment Companies	37,472	—	—	37,472
Short-Term Investments	—	999	—	999

Total Investments	$37,472	$467,191	$—	$504,663

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$75	$—	$—	$75

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$505,544

Gross tax appreciation of investments	$1,104
Gross tax depreciation of investments	(1,985)

Net tax depreciation of investments	$(881)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$22,235	$680,814	$665,577	$38	$37,472

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.5%(1)
Fannie Mae - 10.1%
0.88%, 8/2/19	$3,000	$2,958
1.38%, 10/7/21	1,500	1,459
Pool #555649,
7.50%, 10/1/32	56	63
Pool #893082
3.15%, 9/1/36(2)	488	517
Pool #AB6782,
2.50%, 11/1/27	1,070	1,073
Pool #AL1869
3.00%, 6/1/27	743	764
Pool #AO7970,
2.50%, 6/1/27	994	997
Pool #AQ9360,
2.50%, 1/1/28	2,682	2,690
Pool #AS7568
4.50%, 7/1/46	4,109	4,429

		14,950

Federal Home Loan Bank - 4.0%
Federal Home Loan Banks,
1.25%, 1/16/19	3,000	2,999
1.88%, 11/29/21	3,000	2,981

		5,980

Freddie Mac - 2.5%
Pool #1J0365
3.02%, 4/1/37(2)	524	555
Pool #1J2840
3.15%, 9/1/37(2)	1,119	1,192
Pool #1Q0323
3.71%, 5/1/37(2)	1,871	1,958
Pool #410092,
2.66%, 11/1/24(2)	7	7

		3,712

Freddie Mac Gold - 1.8%
Pool #G08617,
4.50%, 11/1/44	1,083	1,163
Pool #V60613,
2.50%, 9/1/29	1,502	1,508

		2,671

Government National Mortgage Association - 3.1%
Series 2012-123, Class A,
1.04%, 7/16/46	2,117	1,998
Series 2013-12, Class KA,
1.50%, 12/16/43	531	527
Series 2013-17,Class AF,
1.21%, 11/16/43	2,157	2,102

		4,627

Total U.S. Government Agencies (Cost $32,320)		31,940

U.S. GOVERNMENT OBLIGATIONS - 71.5%
U.S. Treasury Inflation Indexed Notes - 5.2%
0.13%, 4/15/21	7,500	7,693

U.S. Treasury Notes - 66.3%
1.25%, 12/31/18	42,640	42,683
1.38%, 12/15/19	41,370	41,272
1.63%, 7/31/20	1,000	999
2.00%, 12/31/21	13,450	13,499

		98,453

Total U.S. Government Obligations (Cost $106,114)		106,146

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 43.9%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(3) (4)	65,195,959	$65,196

Total Investment Companies (Cost $65,196)		65,196

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%
U.S. Treasury Bill,
0.47%, 2/23/17(5) (6)	$1,150	$1,149

Total Short-Term Investments (Cost $1,149)		1,149

Total Investments - 137.7% (Cost $204,779)		204,431

Liabilities less Other Assets - (37.7%)		(55,983)

NET ASSETS - 100.0%		$148,448

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	95	$11,178	Long	4/17	$(54)
10-Year U.S. Treasury Note	(59)	7,333	Short	3/17	50

Total					$(4)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	54.7%
U.S. Agency	13.4
Cash Equivalents	31.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$31,940	$—	$31,940
U.S. Government Obligations(1)	—	106,146	—	106,146
Investment Companies	65,196	—	—	65,196
Short-Term Investments	—	1,149	—	1,149

Total Investments	$65,196	$139,235	$—	$204,431

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$50	$—	$—	$50
Liabilities
Futures Contracts	(54)	—	—	(54)

Total Other Financial Instruments	$(4)	$—	$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$204,779

Gross tax appreciation of investments	$346
Gross tax depreciation of investments	(694)

Net tax depreciation of investments	$(348)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$15,306	$909,910	$860,020	$29	$65,196

EXPLANATION OF ABBREVIATIONS & ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 7.0%
Automobiles Manufacturing - 1.4%
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	$2,000	$2,011
General Motors Financial Co., Inc.,
2.94%, 1/15/19(1)	32,000	32,566
Hyundai Capital America,
2.40%, 10/30/18(2)	12,500	12,552

		47,129

Banks - 1.2%
Capital One N.A.,
1.65%, 2/5/18	10,000	9,981
2.35%, 8/17/18	5,500	5,532
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	15,983
KeyBank N.A.,
1.60%, 8/22/19	4,000	3,945
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	5,000	4,982

		40,423

Consumer Finance - 0.3%
Synchrony Financial,
2.11%, 2/3/20(1)	9,000	8,898

Diversified Banks - 1.2%
Bank of America Corp.,
2.07%, 3/22/18(1)	2,000	2,013
1.92%, 1/15/19(1)	5,000	5,045
Citigroup, Inc.,
1.80%, 2/5/18	5,000	4,997
1.64%, 4/8/19(1)	18,000	18,022
2.05%, 6/7/19	8,000	7,970

		38,047

Financial Services - 1.4%
Goldman Sachs Group (The), Inc.,
2.30%, 12/13/19	25,000	24,971
Morgan Stanley,
2.16%, 4/25/18(1)	4,000	4,042
2.45%, 2/1/19	5,500	5,538
2.28%, 4/21/21(1)	10,000	10,210

		44,761

Medical Equipment & Devices Manufacturing - 0.1%
Becton Dickinson and Co.,
1.80%, 12/15/17	3,864	3,873

Oil & Gas Services & Equipment - 0.6%
Schlumberger Holdings Corp.,
2.35%, 12/21/18	20,000	20,165

Pharmaceuticals - 0.3%
AbbVie, Inc.,
1.80%, 5/14/18	10,000	10,007

Tobacco - 0.1%
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,032

Wireless Telecommunications Services - 0.4%
Verizon Communications, Inc.,
2.71%, 9/14/18(1)	11,623	11,882

Total Corporate Bonds (Cost $229,100)		230,217

FOREIGN ISSUER BONDS - 4.0%
Automobiles Manufacturing - 0.3%
Hyundai Capital Services, Inc.,
1.79%, 3/18/17(1) (2)	4,000	4,001
1.63%, 8/30/19	5,000	4,920

		8,921

Banks - 1.0%
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	15,000	14,989
Westpac Banking Corp.,
1.60%, 8/19/19	19,000	18,774

		33,763

Diversified Banks - 1.3%
HSBC Holdings PLC,
2.59%, 5/25/21(1)	10,000	10,214
Societe Generale S.A.,
2.08%, 10/1/18(1)	24,000	24,205
Sumitomo Mitsui Financial Group, Inc.,
2.63%, 3/9/21(1)	10,000	10,288

		44,707

Financial Services - 0.8%
UBS Group Funding Jersey Ltd.,
2.44%, 9/24/20(1) (2)	25,000	25,289

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.0% continued
Pharmaceuticals - 0.6%
Actavis Funding SCS,
2.35%, 3/12/18	$9,500	$9,555
Mylan N.V.,
3.00%, 12/15/18(2)	10,000	10,072

		19,627

Total Foreign Issuer Bonds (Cost $131,473)		132,307

U.S. GOVERNMENT AGENCIES - 0.7%(3)
Fannie Mae - 0.7%
0.88%, 8/2/19	24,000	23,667

Total U.S. Government Agencies (Cost $23,965)		23,667

U.S. GOVERNMENT OBLIGATIONS - 1.8%
U.S. Treasury Notes - 1.8%
0.75%, 7/31/18	30,000	29,839
0.75%, 7/15/19	30,000	29,564

		59,403

Total U.S. Government Obligations (Cost $59,986)		59,403

MUNICIPAL BONDS - 66.4%
Alabama - 1.4%
Alabama State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/18	5,045	5,388
Alabama State Public School & College Authority Capital Improvement Revenue Bonds, Prerefunded,
5.00%, 12/1/17(4)	40,000	41,468

		46,856

Alaska - 0.6%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/18	4,900	5,190
Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	12,813

		18,003

Arizona - 0.4%
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/19	2,700	2,835
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	11,318

		14,153

California - 6.3%
California State Earthquake Authority Taxable Revenue Bonds,
1.82%, 7/1/17	2,500	2,503
California State Floating G.O. Unlimited Refunding Bonds, Series A,
1.17%, 5/1/18(5)	9,000	8,989
California State G.O. Unlimited Bonds,
5.00%, 8/1/18	9,510	10,081
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/18	12,125	12,678
5.00%, 8/1/18	16,100	17,066
California State Health Facilities Financing Authority Revenue Refunding Bonds, Lucile Packard Stanford Hospital,
5.00%, 8/15/17	2,000	2,049
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust,
1.00%, 4/2/18(5)	21,000	21,008
California State Municipal Finance Authority Multifamily Housing Revenue Bonds, Series A, Stevenson House Apartments,
0.85%, 11/1/17	3,000	2,992
California State Public Works Board Lease Revenue Bonds, Series H,
5.00%, 12/1/17	7,280	7,539
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	4,000	4,042
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17	4,000	4,049

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
California - 6.3% continued
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	$6,280	$6,649
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/18	1,500	1,574
5.00%, 5/15/19	2,000	2,154
Los Angeles Multifamily Revenue Bonds, Hancock Gardens Senior Housing,
0.80%, 11/1/17	8,200	8,180
Los Angeles TRANS, Series B,
3.00%, 6/29/17	19,000	19,195
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.19%, 7/1/18(2) (5) (6)	7,000	7,000
Oakland G.O. Unlimited Refunding Bonds, Series A,
4.00%, 1/15/17	2,550	2,553
Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes,
2.00%, 12/15/18	47,000	47,594
Sacramento County Water Financing Authority Revenue Bonds, Series A, Water Agency Zones 40 & 41 (NATL Insured),
5.00%, 6/1/17	1,000	1,016
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3,
5.00%, 7/1/18	10,000	10,577
Santa Clara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/17	1,725	1,761
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/17	4,000	4,062

		205,311

Colorado - 0.7%
Colorado State Housing Finance Authority Corp. Multifamily Revenue Bonds, Traditions Englewood Project,
0.90%, 12/1/17	4,225	4,219
Denver City & County Airport System Revenue Bonds, Series D (AMT) (NATL Insured),
5.25%, 11/15/18	18,050	18,625

		22,844

Connecticut - 3.4%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	15,819
Connecticut State G.O. Unlimited Bonds, Series A,
3.00%, 3/15/17	5,435	5,458
Connecticut State G.O. Unlimited Bonds, Series A, SIFMA Index,
1.14%, 3/1/18(1)	2,500	2,494
Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index,
1.21%, 3/1/19(1)	1,500	1,501
Connecticut State G.O. Unlimited Bonds, Series D, SIFMA Index,
1.60%, 8/15/18(1)	1,500	1,502
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,451
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(5)	17,250	17,029
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18(5)	28,000	27,891
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.00%, 7/1/19(5)	16,300	16,018
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
3.00%, 8/1/17	4,800	4,857

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Connecticut - 3.4% continued
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
4.00%, 9/1/17	$2,000	$2,040
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	4,200	4,518
Hartford County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/18	2,280	2,397

		109,975

Delaware - 0.0%
Delaware State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/17	1,540	1,546

Florida - 4.1%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	2,500	2,647
Broward County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/17	4,125	4,241
Citizens Property Insurance Corp. High Account Senior Secured Revenue Bonds, Series A-1,
5.50%, 6/1/17	4,750	4,837
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
5.25%, 6/1/17	4,450	4,527
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/18	3,400	3,515
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/17	7,100	7,216
5.00%, 6/1/18	6,870	7,210
5.00%, 6/1/19	9,355	10,076
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/18	12,200	12,803
Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2,
1.57%, 6/1/18(1)	14,000	13,970
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/18	25,000	25,995
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	6,200	6,323
Florida State Housing Finance Corp. Multifamily Mortgage Revenue Bonds, Towers of Jacksonville,
0.70%, 5/1/17	4,500	4,493
Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments,
0.75%, 3/1/17	3,000	3,000
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/18	2,000	2,115
Jacksonville Special Revenue Bonds, Series A-1, Prerefunded, Escrowed to Maturity,
5.00%, 10/1/17	1,185	1,221
Jacksonville Special Revenue Bonds, Series A-1, Unrefunded Balance,
5.00%, 10/1/17	815	839
Lakeland Energy System Revenue Refunding Bonds,
1.47%, 10/1/17(1)	1,000	1,001
Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded,
5.25%, 10/1/17(4)	3,000	3,096
Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured),
5.25%, 10/1/18	7,975	8,212

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Florida - 4.1% continued
Miami-Dade County Housing Finance Authority Multifamily Revenue Bonds, Golfside Villas Apartments Project,
0.85%, 4/1/17	$2,000	$1,999
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,261

		133,597

Georgia - 2.1%
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/17	3,840	3,841
Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured),
5.50%, 11/1/18	15,305	16,473
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project,
1.55%, 6/1/18(5)	28,100	28,152
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
1.30%, 5/3/18(5)	9,000	9,015
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.50%, 10/1/17	4,500	4,621
Peach County Development Authority Student Housing Facilities Revenue Bonds, USG Real Estate Foundation LLC,
1.20%, 10/1/18	7,750	7,689

		69,791

Hawaii - 0.1%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,239

Illinois - 0.7%
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/19	7,700	8,206
Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded,
5.00%, 7/1/17(4)	15,000	15,306

		23,512

Indiana - 1.4%
Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured),
5.50%, 12/1/18	5,000	5,397
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
4.00%, 1/1/18	5,000	5,131
5.00%, 1/1/19	3,820	4,066
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
1.47%, 12/2/19(5)	30,000	29,691

		44,285

Iowa - 0.0%
Davenport G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,465	1,489

Kansas - 1.0%
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
0.73%, 9/1/18(1)	7,000	6,953
0.81%, 9/1/19(1)	6,565	6,499

NORTHERN FUNDS QUARTERLY REPORT    5     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Kansas - 1.0% continued
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18(4)	$15,000	$15,928
Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health,
5.00%, 3/1/18	1,900	1,987

		31,367

Kentucky - 0.6%
Harrison County Healthcare Revenue BANS, Harrison Memorial Hospital,
1.50%, 5/1/17	5,000	5,001
Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives,
1.32%, 2/1/20(5)	10,000	9,874
Kentucky State Rural Water Financial Corp. Public Project Revenue Notes, Series D-1, Construction Notes,
2.00%, 6/1/17	5,000	5,022

		19,897

Louisiana - 1.4%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,015
Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds,
5.00%, 6/1/17	4,150	4,215
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index,
0.90%, 5/1/18(5)	19,000	18,871
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index,
0.98%, 5/1/18(5)	21,500	21,355
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,019

		46,475

Maine - 0.1%
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded,
5.25%, 7/1/17(4)	2,000	2,044

Maryland - 5.6%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/17	12,000	12,364
5.00%, 10/1/18	6,500	6,926
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	5,520
5.00%, 8/1/17	5,425	5,555
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	3,000	3,230
Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds,
5.00%, 2/1/18	1,500	1,564
Baltimore Wastewater Projects Subordinate Revenue Bonds, Series C,
3.00%, 7/1/17	760	768
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	6,300	6,355
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/15/17	2,000	2,010
5.50%, 6/1/17	6,200	6,320
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds,
4.00%, 9/1/19	24,650	26,325
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/19	18,000	19,563
Maryland State G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	1,000	1,009
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,439

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Maryland - 5.6% continued
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	$25,300	$26,462
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,000	5,105
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System,
0.99%, 5/15/18(5)	9,900	9,856
1.01%, 5/15/18(5)	19,625	19,542
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/18	1,500	1,577
5.00%, 5/1/19	1,250	1,353
Montgomery County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/17	5,000	5,184
5.00%, 12/1/18	14,000	15,003

		184,030

Massachusetts - 1.5%
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded, Escrowed to Maturity,
5.00%, 11/15/17	585	606
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Unrefunded Balance,
5.00%, 11/15/17	1,415	1,465
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,675	2,918
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
1.27%, 1/30/18(5)	24,580	24,587
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(5)	3,000	2,975
Massachusetts State Transportation Fund Revenue Bonds, Series A, Rail Enhancement Program,
5.00%, 6/1/17	10,635	10,818
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,076
Springfield G.O. Limited Refunding Bonds
(State Aid Withholding),
5.00%, 8/1/18	3,000	3,168

		47,613

Michigan - 0.4%
Grand Rapids Water Supply System Revenue Refunding Bonds,
5.00%, 1/1/18	2,000	2,078
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 1/1/19	1,240	1,329
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Prerefunded,
0.95%, 2/1/18(7)	195	194
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Unrefunded Balance,
0.95%, 2/1/18(5)	5,805	5,786
Romeo Community School District G.O. Unlimited Refunding Bonds
(Q-SBLF Insured),
2.00%, 5/1/17	2,115	2,121
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/17	900	905

		12,413

Minnesota - 2.3%
Edina G.O. Unlimited Refunding Bonds, Series B,
3.00%, 2/1/17	3,690	3,697

NORTHERN FUNDS QUARTERLY REPORT    7     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Minnesota - 2.3% continued
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/18	$1,840	$1,898
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program),
4.00%, 2/1/18	1,830	1,888
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/19	13,070	14,261
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
2.00%, 10/1/17	8,000	8,052
Minnesota State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 8/1/19	10,750	11,730
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/17	1,900	1,935
Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),
4.00%, 2/1/19	3,070	3,235
Osseo Independent School District No. 279 Building G.O. Unlimited Refunding Bonds, Series C (School District Credit Program),
5.00%, 2/1/17	2,850	2,860
Saint Paul Housing and Redevelopment Authority Multifamily Revenue Bonds, Cambric Apartments Project,
0.85%, 6/1/17	7,000	6,996
Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System,
1.30%, 12/1/18	6,590	6,549
University of Minnesota Revenue Bonds, Series B,
4.00%, 1/1/17	1,600	1,600
University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds,
5.00%, 8/1/17	2,695	2,759
Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 2/1/17	7,620	7,647

		75,107

Missouri - 0.3%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
4.00%, 5/1/18	1,775	1,842
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/17	2,000	2,000
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
3.00%, 4/1/18	1,500	1,536
4.00%, 4/1/19	5,000	5,289

		10,667

Municipal States Pooled Securities - 0.7%
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.42%, 11/15/17(1) (2) (6)	6,702	6,694
Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.47%, 10/1/17(1) (2) (6)	15,000	15,001

		21,695

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,277

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Nevada - 3.9%
Clark County Airport Revenue Bonds, Series B (AMT), Junior Subordinate Lien,
5.00%, 7/1/17	$21,060	$21,457
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/17	10,000	10,188
Clark County G.O. Limited Refunding Bank Bonds, Series A,
5.00%, 11/1/17	19,000	19,634
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/17	14,400	14,695
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
4.00%, 6/15/17	2,675	2,711
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/18	4,000	4,212
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/17	52,500	53,453
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A, Water Improvement,
3.00%, 6/1/18	1,000	1,026

		127,376

New Jersey - 0.5%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	1,000	1,091
Morris County Improvement Authority Revenue Refunding Bonds, GTD Loan (County Gtd.),
3.00%, 5/1/18	2,250	2,306
New Jersey State EDA Variable Revenue Refunding Bonds, School Facilities Construction,
1.45%, 2/1/17(1)	6,485	6,485
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University,
5.00%, 7/1/17	2,000	2,041
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,442

		17,365

New Mexico - 1.1%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	2,200	2,246
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
5.00%, 7/1/17	1,200	1,225
Las Cruces State Shared Gross Receipts TRB,
4.00%, 6/1/17	2,165	2,192
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/18	11,000	11,501
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/17	1,385	1,416
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
1.16%, 8/1/19(5)	16,450	16,349

		34,929

New York - 7.1%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	6,578
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
1.31%, 11/1/18(5)	13,100	13,151

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
New York - 7.1% continued
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
1.17%, 11/1/19(5)	$5,425	$5,425
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,630	1,739
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
1.03%, 5/15/18(5)	9,425	9,427
New York City Housing Development Corp. Multifamily Housing Revenue Bonds, Series D-1-B,
1.35%, 5/1/18	7,000	7,000
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/17	2,685	2,748
New York G.O. Unlimited Bonds, Series I,
5.00%, 8/1/17	3,025	3,096
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	8,500	8,700
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, NYU Hospital Center, Prerefunded,
5.00%, 7/1/17(4)	4,000	4,083
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded,
5.25%, 7/1/17(4)	10,420	10,645
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/18	1,000	1,066
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	3,400	3,418
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
2.00%, 3/15/18	1,500	1,517
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/17	22,500	22,698
New York State Dormitory Authority Sales TRB, Series 2015B-A,
5.00%, 3/15/17	10,000	10,088
New York State Dormitory Authority Sales TRB, Series A, Group A,
5.00%, 3/15/19	11,640	12,580
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	4,165
New York State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 4/15/17	10,000	10,125
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SonyMA/GNMA/FNMA/FHLMC Insured),
1.20%, 11/1/18	6,550	6,521
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association,
5.00%, 1/1/17	5,000	5,001
5.00%, 1/1/18	9,565	9,912
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/17	26,280	27,029
5.00%, 9/15/18	17,240	18,348
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/17	4,000	4,035
5.00%, 3/15/17	5,000	5,043

FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
New York - 7.1% continued
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.34%, 10/1/17(2) (5) (6)	$15,000	$15,001
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,791

		233,930

North Carolina - 0.3%
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/17	3,000	3,032
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	5,824

		8,856

North Dakota - 0.0%
Fargo G.O. Unlimited Refunding & Improvement Bonds, Series F,
5.00%, 5/1/17	1,065	1,080

Ohio - 4.8%
Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health,
1.47%, 5/1/20(5)	50,000	49,630
Columbus G.O. Limited Bonds, Series B,
2.00%, 7/1/17	2,290	2,302
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/18	1,000	1,058
Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System,
1.43%, 11/1/17	23,500	23,501
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.22%, 9/1/19(2) (5) (6)	11,400	11,401
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
1.13%, 8/1/19(5)	21,500	21,312
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/17	3,000	3,103
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,193
Ohio State G.O. Unlimited Bonds, Series B,
2.00%, 9/1/17	2,660	2,679
4.00%, 9/1/18	2,390	2,501
Ohio State G.O. Unlimited Bonds, Series C,
2.00%, 11/1/17	5,170	5,214
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
1.19%, 1/1/18(1)	2,000	1,996
Ohio State Housing Finance Agency Residential Mortgage Revenue Refunding Bonds, Series K,
1.00%, 9/1/18	1,475	1,465
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B,
3.00%, 9/1/17	5,200	5,271
Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1,
5.00%, 12/15/18	2,500	2,680
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18(5)	11,215	11,215
University of Cincinnati Receipts Revenue Bonds, Series A, Floating Rate Notes,
0.97%, 6/1/18(1)	8,275	8,245

		156,766

Oklahoma - 0.3%
Oklahoma City G.O. Unlimited Refunding Bonds,
2.00%, 3/1/17	2,000	2,004

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Oklahoma - 0.3% continued
Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments,
0.85%, 7/1/18(5)	$6,000	$5,953
Tulsa G.O. Unlimited Bonds,
2.00%, 3/1/17	2,930	2,936

		10,893

Oregon - 0.1%
Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien,
5.00%, 6/1/17	2,000	2,034

Pennsylvania - 1.8%
North Penn Water Authority Variable Revenue Refunding Bonds,
0.82%, 11/1/19(1)	1,000	989
0.91%, 11/1/19(5)	4,080	4,046
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
4.00%, 2/1/17	1,430	1,434
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project,
1.50%, 5/1/18(5)	2,000	2,000
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.55%, 12/3/18(5)	1,000	992
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/17	27,200	27,435
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System,
5.00%, 8/15/17	3,500	3,584
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
1.42%, 12/1/19(1)	2,500	2,490
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
1.32%, 12/1/18(1)	12,000	11,995
Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College,
5.00%, 9/15/18	2,280	2,426

		57,391

Rhode Island - 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
4.00%, 8/1/17	2,475	2,519

South Carolina - 0.4%
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,724
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 2/1/17	2,840	2,850
Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 2/1/17	8,000	8,029

		14,603

Tennessee - 1.0%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	3,000	3,032
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B,
5.00%, 5/15/19	2,000	2,167
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,000	6,525

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Tennessee - 1.0% continued
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project,
0.90%, 4/1/18(5)	$4,500	$4,484
Shelby County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/18	10,000	10,493
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 8/1/17	3,000	3,054
5.00%, 8/1/18	2,325	2,466

		32,221

Texas - 6.5%
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	983
Carrollton G.O. Limited Refunding & Improvement Bonds,
4.00%, 8/15/17	1,000	1,019
Dallas Independent School District Variable Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(5)	3,000	3,212
Fort Worth Water & Sewer Revenue Refunding & Improvement Bonds, Series A,
5.00%, 2/15/17	7,865	7,906
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18(5)	5,000	5,027
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/19	2,830	3,087
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18(5)	5,000	5,044
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital,
1.30%, 12/1/19(5)	1,950	1,946
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 11/15/18	1,000	1,069
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	15,700	15,810
5.00%, 3/1/19	9,000	9,683
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.70%, 6/1/18(5)	5,500	5,540
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18(5)	12,500	12,558
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	3,052
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/18	1,000	1,069
Irving G.O Limited Refunding & Improvement Bonds,
5.50%, 9/15/18	3,000	3,217
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/1/19	1,980	2,087
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
1.02%, 8/15/19(5)	7,000	6,974
Lewisville Refunding & Improvement G.O. Limited Bonds,
5.00%, 2/15/19	1,000	1,074
Lone Star College System G.O. Limited, Prerefunded,
5.00%, 8/15/18(4)	10,000	10,612

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Texas - 6.5% continued
Lower Colorado River Authority Revenue Refunding Bonds, Series D,
5.00%, 5/15/17	$2,220	$2,252
Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/15/17	1,000	1,005
McAllen G.O. Limited Refunding Bonds,
4.00%, 2/15/17	1,360	1,365
Montgomery County G.O. Limited Refunding Tax Bonds, Series A,
5.00%, 3/1/19	3,000	3,232
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,602
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
1.52%, 1/1/19(5)	7,250	7,258
Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.62%, 11/1/18(1) (2) (6)	18,000	18,006
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18(5)	12,000	12,023
San Antonio G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/1/19	2,900	3,117
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/19	8,975	9,648
San Antonio G.O. Limited Tax Notes,
5.00%, 2/1/18	5,645	5,886
5.00%, 2/1/19	9,535	10,250
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/19	1,000	1,060
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/18	10,000	10,493
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	10,000	10,959
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/18	9,000	9,443
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,115
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,183

		212,866

Utah - 0.0%
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,587

Virginia - 1.1%
Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 4/1/19	2,500	2,705
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,271
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/17	2,035	2,058
3.00%, 7/15/18	1,780	1,831
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College,
5.00%, 2/1/17	4,725	4,742
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV,
5.00%, 4/15/18	7,650	8,036

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.4% continued
Virginia - 1.1% continued
5.00%, 4/15/19	$11,000	$11,899
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds
(State Aid Withholding),
5.00%, 8/1/18	2,400	2,546

		37,088

Washington - 1.5%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,506
Central Puget Sound Regional Transportation Authority Sales & TRB, Series S-2A, Green Bonds,
1.42%, 11/1/18(5)	25,000	25,029
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	6,855	7,250
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,286
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	4,516
Washington State Refunding COPS, State & Local Agency Real & Person
(State Intercept Program),
5.00%, 7/1/18	7,335	7,736

		50,323

West Virginia - 0.1%
West Virginia State EDA Revenue BANS, Shepherd University Foundation,
1.20%, 2/1/18	4,250	4,243

Wisconsin - 0.6%
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/18	4,000	4,208
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/18	8,505	8,947
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,439

		20,594

Total Municipal Bonds (Cost $2,184,605)		2,175,850

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(8) (9)	11,400,578	$11,401

Total Investment Companies (Cost $11,401)		11,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.6%
Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments,
0.90%, 6/1/17(5)	$17,000	$16,982
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A,
1.00%, 4/3/17(5)	37,840	37,823
Bucks County IDA Solid Waste Revenue Bonds (AMT), Variable Waste Management, Inc. Project,
1.38%, 2/1/17(5)	3,150	3,150
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle Project,
1.38%, 4/4/17(5)	2,350	2,352
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle,
1.75%, 6/1/17(5)	1,040	1,042
Burlington Environmental Improvement Variable Revenue Refunding Bonds, Power & Light
(Mizuho Bank Ltd. LOC),
0.77%, 1/9/17(5)	4,000	4,000

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.6% continued
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
1.02%, 12/1/17(5)	$9,000	$8,999
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
1.14%, 12/1/17(5)	5,000	5,002
Charles City & County EDA Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management,
1.60%, 5/1/17(5)	3,350	3,355
Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien,
2.00%, 7/15/17(5)	17,400	17,409
Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.22%, 1/9/17(2) (5) (6)	11,000	11,001
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project,
1.40%, 12/1/17(5)	8,000	8,006
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, 5/1/17(5)	5,000	5,022
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
1.04%, 12/1/17(5)	10,000	9,975
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann Hospital,
0.71%, 1/9/17(5)	12,000	12,000
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, 6/1/17(5)	5,900	5,895
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-3, University of Chicago,
0.50%, 3/7/17(5)	33,950	33,910
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
0.69%, 1/2/17(5)	10,000	10,000
Illinois State Finance Authority Variable Revenue Bonds, Subseries C-1, Advocate Health,
0.75%, 1/9/17(5)	20,000	20,000
Illinois State Health Facilities Authority Variable Revenue Bonds, Evanston Hospital Corp.,
0.72%, 1/9/17(5)	19,300	19,300
Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate Credit Group,
4.00%, 8/1/17(5)	4,630	4,706
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit,
1.15%, 12/1/17(5)	1,845	1,842
Kansas State Development Finance Authority MFH Revenue Bonds, Series B (AMT), Boulevard Apartments
(U.S. Bank N.A. LOC),
0.78%, 1/9/17(5)	15,000	15,000
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(5)	8,000	7,977
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System,
1.24%, 11/15/17(5)	5,000	5,013
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System,
1.24%, 11/15/17(5)	4,945	4,957
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/24/17	36,000	36,124
Massachusetts State G.O. Limited RANS, Series B,
2.00%, 5/22/17	11,000	11,049
Massachusetts State Housing Finance Agency Multifamily Conduit Variable Revenue Bonds, Wood Ridge,
1.05%, 6/1/17(5)	3,200	3,198
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
1.02%, 7/1/17(5)	22,500	22,483

FIXED INCOME FUNDS     16     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.6% continued
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series B, Second Indenture,
1.00%, 7/1/17(5)	$7,500	$7,493
Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series 2008A-2A,
1.10%, 6/1/17(5)	4,870	4,870
Metropolitan Transportation Authority Revenue BANS, Series A-2C,
2.00%, 2/1/17	27,200	27,226
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-4,
1.25%, 11/1/17(5)	8,010	8,032
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(5)	2,500	2,503
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17(5)	2,500	2,502
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	13,070	13,381
Minnesota State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 8/1/17	3,000	3,071
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, 9/1/17(5)	2,250	2,249
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Series U, Oakwood Towers Project,
0.80%, 5/1/17(5)	6,700	6,689
New York City Health & Hospital Corp. Variable Revenue Bonds, Series E, Health System
(J.P. Morgan Chase Bank N.A. LOC),
0.71%, 1/9/17(5)	10,375	10,375
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series AA-1, Second Generation,
0.77%, 1/2/17(5)	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1,
0.76%, 1/2/17(5)	9,000	9,000
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System,
0.70%, 1/2/17(5)	4,000	4,000
Oregon State G.O. Limited TANS, Series A,
2.00%, 6/30/17	18,000	18,098
Oregon State Health & Science University Variable Revenue Bonds, Series B-3
(U.S. Bank N.A. LOC),
0.71%, 1/2/17(5)	10,000	10,000
Rutherford County Health and Educational Facilities Housing Board Multifamily Revenue Bonds, Collateral Imperial Gardens Project,
0.95%, 7/1/17(5)	2,000	1,997
Saint Louis Park Variable Revenue Refunding Bonds, Westwind Apartments Project
(Fannie Mae LOC),
0.80%, 1/9/17(5)	4,000	4,000
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.12%, 11/1/17(5)	21,500	21,506
San Jose Multifamily Housing Revenue Bonds, Casa Del Pueblo Apartments,
0.95%, 6/1/17(5)	7,000	6,992
Shelby County Health Educational & Housing Facilities Board MFH Variable Revenue Bonds, Series A-1, Gateway Projects
(Fannie Mae LOC),
0.73%, 1/9/17(5)	4,000	4,000
Texas State Transportation Commission State Highway Fund Floating Revenue Bonds, Series B, First Tier,
1.07%, 4/1/17(5)	43,000	42,998

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.6% continued
University Area Joint Authority Sewer Variable Revenue Refunding Bonds,
1.12%, 11/1/17(5)	$5,400	$5,391
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B1, Aurora Health Care Services,
1.25%, 8/15/17(5)	5,200	5,198

Total Short-Term Investments (Cost $578,423)		578,143

Total Investments - 97.9% (Cost $3,218,953)		3,210,988

Other Assets less Liabilities - 2.1%		68,628

NET ASSETS - 100.0%		$3,279,616

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Maturity date represents the prerefunded date.
(5)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the puttable date.
(6)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of these restricted illiquid securities amounted to approximately $84,104,000 or 2.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC),
1.42%, 11/15/17	11/19/14	$6,702

Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.22%, 9/1/19	2/24/16	11,400

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.34%, 10/1/17	3/27/14	15,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
1.19%, 7/1/18	12/17/14	7,000

Nuveen Enhanced Municipal Credit Opportunities Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.47%, 10/1/17	3/27/14	15,000

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund,
1.62%, 11/1/18	4/7/15	18,000

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
2.22%, 1/9/17	2/24/16	11,000

(7)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	1.9%
U.S. Agency	0.7
AAA	15.9
AA	43.7
A	20.8
BBB	6.2
A1+ (Short Term)	2.2
A1 (Short Term)	5.7
Not Rated	2.5
Cash Equivalents	0.4

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$230,217	$—	$230,217
Foreign Issuer Bonds(1)	—	132,307	—	132,307
U.S. Government Agencies(1)	—	23,667	—	23,667
U.S. Government Obligations(1)	—	59,403	—	59,403
Municipal Bonds(1)	—	2,175,850	—	2,175,850
Investment Companies	11,401	—	—	11,401
Short-Term Investments	—	578,143	—	578,143

Total Investments	$11,401	$3,199,587	$—	$3,210,988

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,218,957

Gross tax appreciation of investments	$2,999
Gross tax depreciation of investments	(10,968)

Net tax depreciation of investments	$(7,969)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$6,297	$978,007	$984,304	$22	$—
Northern Institutional Funds - U.S. Government Portfolio	—	399,070	387,669	18	11,401

Total	$6,297	$1,377,077	$1,371,973	$40	$11,401

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Aticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6%
Auto Floor Plan - 1.2%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1
1.20%, 2/15/19	$2,000	$2,000
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	3,000	2,969
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
1.11%, 11/15/21(1)	5,000	5,000
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1
1.96%, 5/17/21(2)	2,500	2,492
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A
1.12%, 7/20/19(1)	12,810	12,812

		25,273

Automobile - 4.0%
Ally Auto Receivables Trust, Series 2015-2, Class A2A
0.98%, 3/15/18	793	793
Ally Auto Receivables Trust, Series 2016-1, Class A2A
1.20%, 8/15/18	1,924	1,925
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2A
1.34%, 4/8/20	2,500	2,499
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A
1.42%, 10/8/19	1,247	1,248
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A
1.37%, 11/8/19	4,800	4,802
AmeriCredit Automobile Receivables, Series 2016-1, Class A2B
1.40%, 6/10/19(1)	3,439	3,443
ARI Fleet Lease Trust, Series 2014-A, Class A2
0.81%, 11/15/22(2)	391	390
ARI Fleet Lease Trust, Series 2015-A, Class A2
1.11%, 11/15/18(2)	954	953
BMW Vehicle Lease Trust, Series 2015-2, Class A2A
1.07%, 1/22/18	1,677	1,677
California Republic Auto Receivables Trust, Series 2016-1, Class A2
1.50%, 12/17/18	1,961	1,963
CarMax Auto Owner Trust, Series 2015-2, Class A2A
0.82%, 6/15/18	85	85
CarMax Auto Owner Trust, Series 2016-2, Class A2A
1.24%, 6/17/19	1,795	1,795
CarMax Auto Owner Trust, Series 2016-4, Class A2
1.21%, 11/15/19	8,250	8,234
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	7,000	6,982
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2
1.36%, 1/15/20(2)	3,000	2,996
Enterprise Fleet Financing LLC, Series 2015-1, Class A2
1.30%, 9/20/20(2)	1,251	1,250
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.83%, 9/20/21(2)	4,834	4,836
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	4,000	3,989
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2
1.10%, 12/20/17	464	464
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B
1.16%, 4/20/18(1)	2,079	2,078
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2A
1.30%, 7/20/18	1,631	1,632
Huntington Auto Trust, Series 2016-1, Class A1
0.85%, 12/15/17	8,349	8,349
Huntington Auto Trust, Series 2016-1, Class A2
1.29%, 5/15/19	5,000	4,998
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A2
1.15%, 1/15/19	1,500	1,498

NORTHERN FUNDS QUARTERLY REPORT    1     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Automobile - 4.0% continued
Nissan Auto Lease Trust, Series 2016-A, Class A2A
1.22%, 8/15/18	$2,841	$2,841
Nissan Auto Lease Trust, Series 2016-B, Class A2A
1.26%, 12/17/18	3,000	2,998
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A
1.20%, 12/17/18	93	93
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A
1.12%, 12/17/18	548	548
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2
1.34%, 11/15/19	4,000	4,001
Securitized Term Auto Receivables Trust, Series 2016-1, Class A2A
1.28%, 11/26/18(2) (3)	2,000	1,998
SMART ABS Trust, Series 2016-2US, Class A1
0.77%, 10/16/17	1,819	1,819
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A
1.20%, 2/15/19	4,500	4,493

		87,670

Credit Card - 5.5%
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5
1.48%, 7/15/20	5,500	5,511
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5
1.60%, 5/17/21	3,500	3,510
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
1.15%, 2/15/22(1)	14,000	14,057
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
1.12%, 9/16/24(1)	3,250	3,251
CARDS II Trust, Series 2015-2A, Class A
1.22%, 7/15/20(1)	2,500	2,503
Chase Issuance Trust, Series 2014-A1, Class A1
1.15%, 1/15/19	2,000	2,000
Chase Issuance Trust, Series 2016-A6, Class A6
1.10%, 1/15/20	5,000	4,988
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2
1.02%, 2/22/19	5,000	5,000
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4
1.23%, 4/24/19	5,000	5,002
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,236
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
1.27%, 12/7/23(1)	15,000	15,007
Discover Card Execution Note Trust, Series 2014-A3, Class A3
1.22%, 10/15/19	3,000	3,001
Discover Card Execution Note Trust, Series 2015-A3, Class A
1.45%, 3/15/21	8,000	7,987
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	10,000	9,998
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,954
Evergreen Credit Card Trust, Series 2016-1, Class A
1.42%, 4/15/20(1) (2) (3)	4,000	4,018
Evergreen Credit Card Trust, Series 2016-3, Class A
1.20%, 11/16/20(1) (2) (3)	4,000	4,001
First National Master Note Trust, Series 2015-1, Class A
1.47%, 9/15/20(1)	2,000	2,006
Golden Credit Card Trust, Series 2016-1A, Class A
1.30%, 1/15/20(1) (2)	4,250	4,261
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,957
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A
1.60%, 4/15/21	2,000	2,002

FIXED INCOME FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Credit Card - 5.5% continued
World Financial Network Credit Card Master Trust, Series 2015-A, Class A
1.18%, 2/15/22(1)	$2,500	$2,505
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,933

		119,688

Other - 0.5%
CNH Equipment Trust, Series 2016-B, Class A2A
1.31%, 10/15/19	1,000	1,000
Dell Equipment Finance Trust, Series 2015-1, Class A2
1.01%, 7/24/17(2)	83	83
John Deere Owner Trust, Series 2015-B, Class A2
0.98%, 6/15/18	1,555	1,555
Kubota Credit Owner Trust, Series 2015-1A, Class A2
0.94%, 12/15/17(2)	205	205
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	2,500	2,483
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	4,500	4,482
Volvo Financial Equipment LLC, Series 2015-1A, Class A2
0.95%, 11/15/17(2)	214	214

		10,022

Whole Loan - 0.4%
Permanent Master Issuer PLC, Series 2015-1A, Class A1
1.38%, 7/15/42(1) (2) (3)	4,000	4,003
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1
1.63%, 1/21/70(1) (2) (3)	5,000	5,024

		9,027

Total Asset-Backed Securities (Cost $251,837)		251,680

CORPORATE BONDS - 40.2%
Aerospace & Defense - 0.6%
United Technologies Corp.,
1.50%, 11/1/19	12,510	12,418

Automobiles Manufacturing - 5.8%
American Honda Finance Corp.,
1.50%, 9/11/17(2)	700	702
1.19%, 11/19/18(1)	13,500	13,510
1.70%, 2/22/19	4,000	3,984
1.74%, 2/22/19(1)	4,650	4,695
1.20%, 7/12/19	3,300	3,241
Daimler Finance North America LLC,
1.35%, 3/2/18(1) (2)	3,600	3,605
1.65%, 3/2/18(2)	6,000	5,992
1.75%, 8/1/18(1) (2)	5,000	5,031
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,000	1,997
2.55%, 10/5/18	1,500	1,508
1.78%, 3/12/19(1)	15,000	15,022
General Motors Financial Co., Inc.,
2.94%, 1/15/19(1)	18,000	18,318
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	4,017
Nissan Motor Acceptance Corp.,
1.49%, 3/3/17(1) (2)	10,000	10,009
1.66%, 4/6/18(1) (2)	5,000	5,027
Toyota Motor Credit Corp.,
1.25%, 10/5/17	1,000	1,000
1.55%, 10/18/19	9,000	8,891
1.32%, 3/12/20(1)	13,000	13,017
Volkswagen Group of America Finance LLC,
1.29%, 5/23/17(1) (2)	4,000	3,996
1.39%, 5/22/18(1) (2)	1,000	995

		124,557

Banks - 2.9%
Capital One N.A.,
1.50%, 9/5/17	4,100	4,095
1.65%, 2/5/18	3,000	2,994
2.35%, 8/17/18	2,750	2,766
1.72%, 9/13/19(1)	9,500	9,534
HSBC USA, Inc.,
1.88%, 9/24/18(1)	5,000	5,011
1.51%, 11/13/19(1)	10,000	9,967

NORTHERN FUNDS QUARTERLY REPORT    3     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.2% continued
Banks - 2.9% continued
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	$2,000	$1,993
PNC Bank N.A.,
1.85%, 7/20/18	5,000	5,009
1.35%, 12/7/18(1)	5,000	5,003
2.20%, 1/28/19	3,500	3,519
Wells Fargo Bank N.A.,
1.65%, 1/22/18	2,000	2,000
1.75%, 5/24/19	6,200	6,170
1.60%, 12/6/19(1)	5,000	5,012

		63,073

Biotechnology - 2.4%
Amgen, Inc.,
2.13%, 5/15/17	3,000	3,010
1.25%, 5/22/17	2,384	2,384
1.52%, 5/22/19(1)	11,965	12,038
Celgene Corp.,
2.13%, 8/15/18	2,500	2,510
Gilead Sciences, Inc.,
1.85%, 9/4/18	2,300	2,309
Roche Holdings, Inc.,
1.34%, 9/30/19(1) (2)	29,100	29,126

		51,377

Chemicals - 0.2%
Monsanto Co.,
1.15%, 6/30/17	5,000	4,996

Commercial Finance - 0.3%
GATX Corp.,
1.25%, 3/4/17	6,000	5,998

Communications Equipment - 2.0%
Apple, Inc.,
1.13%, 5/3/18(1)	3,778	3,786
1.74%, 2/22/19(1)	16,860	17,093
Cisco Systems, Inc.,
1.60%, 2/28/19	4,500	4,490
1.43%, 3/1/19(1)	17,500	17,600

		42,969

Consumer Finance - 0.9%
American Express Credit Corp.,
1.66%, 11/5/18(1)	2,400	2,415
1.46%, 10/30/19(1)	3,150	3,155
1.70%, 10/30/19	4,000	3,961
1.67%, 5/26/20(1)	7,500	7,541
Synchrony Financial,
1.88%, 8/15/17	3,500	3,503

		20,575

Diversified Banks - 2.6%
Bank of America Corp.,
2.07%, 3/22/18(1)	6,000	6,040
1.92%, 1/15/19(1)	3,000	3,027
1.87%, 4/1/19(1)	5,000	5,024
2.30%, 4/19/21(1)	7,000	7,191
Citigroup, Inc.,
1.64%, 4/8/19(1)	5,000	5,006
2.02%, 12/8/21(1)	5,000	5,019
JPMorgan Chase & Co.,
1.44%, 3/1/18(1)	4,200	4,208
1.52%, 1/28/19(1)	4,000	4,013
1.84%, 1/23/20(1)	7,000	7,077
Wells Fargo & Co.,
1.50%, 1/16/18	2,000	1,998
1.51%, 4/23/18(1)	1,215	1,220
1.34%, 4/22/19(1)	6,983	6,969

		56,792

Electrical Equipment Manufacturing - 1.3%
General Electric Co.,
1.71%, 4/2/18(1)	3,991	4,020
1.39%, 1/14/19(1)	3,100	3,120
1.50%, 1/9/20(1)	10,000	10,077
Honeywell International, Inc.,
1.40%, 10/30/19	11,000	10,898

		28,115

Entertainment Content - 0.4%
Walt Disney (The) Co.,
1.10%, 12/1/17	5,189	5,185
1.65%, 1/8/19	2,345	2,347
1.25%, 5/30/19(1)	1,000	1,000

		8,532

Financial Services - 2.7%
Bank of New York Mellon (The) Corp.,
1.43%, 9/11/19(1)	8,000	8,009
1.78%, 8/17/20(1)	2,000	2,030

FIXED INCOME FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.2% continued
Financial Services - 2.7% continued
General Electric Co./LJ VP Holdings LLC,
3.80%, 6/18/19(2)	$2,475	$2,587
Goldman Sachs Group (The), Inc.,
1.76%, 12/13/19(1)	10,000	10,000
2.16%, 9/15/20(1)	7,000	7,065
Morgan Stanley,
1.74%, 1/5/18(1)	5,000	5,019
2.16%, 4/25/18(1)	1,000	1,011
1.73%, 1/24/19(1)	4,000	4,025
2.45%, 2/1/19	5,000	5,034
1.62%, 7/23/19(1)	5,000	5,021
2.28%, 4/21/21(1)	4,000	4,084
State Street Corp.,
1.81%, 8/18/20(1)	5,000	5,067

		58,952

Food & Beverage - 1.8%
Anheuser-Busch InBev Finance, Inc.,
1.29%, 2/1/19(1)	24,945	24,973
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	6,093	6,098
1.58%, 8/1/18(1)	8,625	8,678

		39,749

Health Care Facilities & Services - 0.2%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,250	5,230

Home Improvement - 0.2%
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	3,000	2,982
Whirlpool Corp.,
1.35%, 3/1/17	1,000	1,000

		3,982

Integrated Oils - 1.5%
Chevron Corp.,
1.37%, 3/2/18	12,695	12,682
1.32%, 11/15/19(1)	8,500	8,504
Exxon Mobil Corp.,
1.44%, 3/1/18	1,000	1,001
1.71%, 3/1/19	7,500	7,516
1.71%, 3/1/19(1)	1,770	1,794

		31,497

Machinery Manufacturing - 1.9%
Caterpillar Financial Services Corp.,
1.12%, 6/9/17(1)	1,880	1,881
1.25%, 8/18/17	4,300	4,301
1.70%, 6/16/18	4,600	4,604
1.80%, 11/13/18	5,750	5,750
1.35%, 5/18/19	9,876	9,739
John Deere Capital Corp.,
1.20%, 10/10/17	7,000	6,995
1.35%, 1/16/18	1,500	1,498
1.30%, 3/12/18	535	534
1.60%, 7/13/18	1,000	1,000
1.44%, 1/8/19(1)	1,055	1,061
1.95%, 1/8/19	3,000	3,013

		40,376

Managed Care - 0.6%
UnitedHealth Group, Inc.,
1.90%, 7/16/18	12,000	12,053

Mass Merchants - 0.1%
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,242

Medical Equipment & Devices Manufacturing - 0.6%
Becton Dickinson and Co.,
1.80%, 12/15/17	2,319	2,324
Medtronic, Inc.,
1.50%, 3/15/18	1,835	1,835
1.76%, 3/15/20(1)	2,355	2,378
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	6,250	6,252

		12,789

Oil & Gas Services & Equipment - 0.1%
Cameron International Corp.,
1.40%, 6/15/17	3,300	3,299

Pharmaceuticals - 1.7%
AbbVie, Inc.,
1.80%, 5/14/18	4,000	4,003
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,706
1.95%, 3/15/19	1,225	1,233
Merck & Co., Inc.,
1.26%, 2/10/20(1)	18,714	18,811

NORTHERN FUNDS QUARTERLY REPORT    5     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.2% continued
Pharmaceuticals - 1.7% continued
Pfizer, Inc.,
1.10%, 5/15/17	$5,000	$5,000
1.50%, 6/15/18	4,000	4,006

		36,759

Pipeline - 0.1%
Enterprise Products Operating LLC,
1.65%, 5/7/18	3,000	2,992

Property & Casualty Insurance - 0.9%
Berkshire Hathaway Finance Corp.,
1.60%, 5/15/17	1,005	1,007
1.17%, 1/12/18(1)	6,000	6,016
1.17%, 8/15/19(1)	8,350	8,373
1.30%, 8/15/19	3,000	2,963
Berkshire Hathaway, Inc.,
1.03%, 8/6/18(1)	1,554	1,555

		19,914

Publishing & Broadcasting - 0.4%
NBCUniversal Enterprise, Inc.,
1.57%, 4/15/18(1) (2)	9,137	9,193

Real Estate - 0.7%
Simon Property Group L.P.,
1.50%, 2/1/18(2)	5,950	5,948
Ventas Realty L.P.,
1.25%, 4/17/17	4,000	3,998
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(2)	5,000	5,003

		14,949

Retail - Consumer Discretionary - 1.3%
Amazon.com, Inc.,
1.20%, 11/29/17	3,975	3,976
AutoZone, Inc.,
1.30%, 1/13/17	5,050	5,050
Home Depot (The), Inc.,
2.00%, 6/15/19	1,611	1,625
Lowe’s Cos., Inc.,
1.63%, 4/15/17	2,500	2,503
1.56%, 9/14/18(1)	4,550	4,585
1.15%, 4/15/19	1,000	988
1.37%, 9/10/19(1)	9,850	9,874

		28,601

Retail - Consumer Staples - 0.1%
Sysco Corp.,
1.90%, 4/1/19	1,350	1,346

Semiconductors - 0.4%
Intel Corp.,
1.35%, 12/15/17	6,880	6,890
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,006

		7,896

Software & Services - 1.0%
International Business Machines Corp.,
1.27%, 2/12/19(1)	2,500	2,511
Microsoft Corp.,
1.10%, 8/8/19	3,000	2,960
Oracle Corp.,
1.20%, 10/15/17	8,330	8,332
1.46%, 1/15/19(1)	7,990	8,055

		21,858

Supermarkets & Pharmacies - 0.6%
CVS Health Corp.,
1.90%, 7/20/18	4,000	4,015
Kroger (The) Co.,
2.00%, 1/15/19	3,500	3,508
Walgreens Boots Alliance, Inc.,
1.75%, 5/30/18	4,500	4,505

		12,028

Transportation & Logistics - 1.1%
PACCAR Financial Corp.,
1.10%, 6/6/17	3,000	2,999
1.40%, 11/17/17	3,000	3,005
1.45%, 3/9/18	1,000	1,000
1.40%, 5/18/18	12,345	12,332
1.75%, 8/14/18	2,000	2,009
1.20%, 8/12/19	1,500	1,476

		22,821

Utilities - 1.8%
Exelon Corp.,
1.55%, 6/9/17	4,000	3,993
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,856
Sempra Energy,
1.63%, 10/7/19	5,000	4,936

FIXED INCOME FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.2% continued
Utilities - 1.8% continued
Southern (The) Co.,
1.30%, 8/15/17	$9,500	$9,495
WEC Energy Group, Inc.,
1.65%, 6/15/18	7,500	7,493
Xcel Energy, Inc.,
1.20%, 6/1/17	3,000	2,997

		38,770

Wireless Telecommunications Services - 1.0%
AT&T, Inc.,
2.40%, 3/15/17	4,000	4,010
Verizon Communications, Inc.,
2.71%, 9/14/18(1)	14,345	14,665
1.76%, 6/17/19(1)	4,000	4,036

		22,711

Total Corporate Bonds (Cost $869,946)		870,409

FOREIGN ISSUER BONDS - 24.2%
Automobiles Manufacturing - 0.4%
Hyundai Capital Services, Inc.,
1.79%, 3/18/17(1) (2)	3,000	3,001
1.63%, 8/30/19(2)	5,000	4,920

		7,921

Banks - 8.3%
Australia & New Zealand Banking Group Ltd.,
1.50%, 1/16/18	4,000	3,997
1.47%, 5/15/18(1)	3,500	3,512
Banque Federative du Credit Mutuel S.A.,
1.73%, 1/20/17(1) (2)	2,500	2,501
BNZ International Funding Ltd.,
1.90%, 2/26/18(2)	3,500	3,503
BPCE S.A.,
1.63%, 2/10/17	1,700	1,700
Commonwealth Bank of Australia,
1.52%, 11/7/19(1) (2)	14,900	14,907
1.78%, 9/6/21(1) (2)	5,604	5,612
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	10,000	9,842
DNB Bank ASA,
2.00%, 6/2/21(1) (2)	10,000	10,086
HSBC Bank PLC,
1.55%, 5/15/18(1) (2)	3,000	3,001
ING Bank N.V.,
1.52%, 3/16/18(1) (2)	4,500	4,508
2.05%, 8/17/18(2)	5,000	5,004
1.65%, 8/15/19(2)	3,000	2,959
Lloyds Bank PLC,
1.49%, 3/16/18(1)	7,300	7,310
1.45%, 5/14/18(1)	3,950	3,958
2.05%, 1/22/19	4,900	4,895
Macquarie Bank Ltd.,
1.65%, 3/24/17(2)	5,000	5,004
1.52%, 10/27/17(1) (2)	5,500	5,506
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	3,000	2,996
National Australia Bank Ltd.,
1.52%, 7/23/18(1) (2)	1,400	1,404
1.38%, 7/12/19	1,000	982
Santander UK PLC,
1.38%, 3/13/17	5,000	5,001
Shinhan Bank,
1.53%, 4/8/17(1) (2)	3,000	2,999
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,509
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	5,000	4,996
Suncorp-Metway Ltd.,
1.70%, 3/28/17(2)	5,000	4,995
Svenska Handelsbanken,
1.53%, 1/11/19(1)	6,100	6,098
Svenska Handelsbanken AB,
1.48%, 6/17/19(1)	2,500	2,502
1.44%, 9/6/19(1)	8,136	8,136
Toronto-Dominion Bank (The),
1.63%, 3/13/18	3,737	3,741
1.40%, 4/30/18	3,000	2,993
Westpac Banking Corp.,
1.20%, 5/19/17	1,250	1,250
1.63%, 7/30/18(1)	5,000	5,027
1.65%, 5/13/19	5,282	5,226
1.60%, 8/19/19	7,000	6,917
1.76%, 8/19/21(1)	10,000	10,029

		179,606

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.2% continued
Diversified Banks - 3.9%
Bank of Montreal,
1.35%, 8/28/18	$1,000	$995
1.50%, 7/18/19	4,450	4,392
1.73%, 8/27/21(1)	7,000	7,018
Bank of Nova Scotia (The),,
1.56%, 12/5/19(1)	10,000	10,012
BNP Paribas S.A.,
2.40%, 12/12/18	5,550	5,594
Credit Agricole S.A.,
1.68%, 4/15/19(1) (2)	10,000	10,043
1.92%, 6/10/20(1) (2)	4,000	4,014
HSBC Holdings PLC,
2.59%, 5/25/21(1)	10,000	10,214
Mizuho Financial Group, Inc.,
2.35%, 4/12/21(1) (2)	2,700	2,746
2.10%, 9/13/21(1)	5,000	4,998
Nordea Bank AB,
1.63%, 5/15/18(2)	2,100	2,095
1.63%, 9/30/19(2)	9,000	8,886
Societe Generale S.A.,
2.08%, 10/1/18(1)	3,000	3,026
Sumitomo Mitsui Financial Group, Inc.,
2.63%, 3/9/21(1)	10,000	10,288

		84,321

Electrical Equipment Manufacturing - 1.2%
Siemens Financieringsmaatschappij N.V.,
1.21%, 5/25/18(1) (2)	2,550	2,551
1.45%, 5/25/18(2)	7,000	6,992
1.28%, 9/13/19(1) (2)	5,025	5,015
1.30%, 9/13/19(2)	11,815	11,592

		26,150

Exploration & Production - 1.0%
CNPC General Capital Ltd.,
1.80%, 5/14/17(1) (2)	2,500	2,501
Sinopec Group Overseas Development 2014 Ltd.,
1.80%, 4/10/19(1) (2)	20,000	20,031

		22,532

Financial Services - 1.1%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(2)	4,000	3,991
UBS A.G.,
1.54%, 8/14/19(1)	8,500	8,523
UBS Group Funding Jersey Ltd.,
2.44%, 9/24/20(1) (2)	10,000	10,116

		22,630

Food & Beverage - 1.2%
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	10,000	9,803
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	15,000	15,006

		24,809

Government Agencies - 0.7%
Kommunalbanken A.S.,
1.08%, 9/8/21(1) (2) (3)	10,000	9,995
Korea Expressway Corp.,
1.63%, 4/28/17(2)	5,000	4,997

		14,992

Government Development Banks - 0.2%
Export-Import Bank of Korea,
1.50%, 10/21/19	3,000	2,954
Svensk Exportkredit AB,
1.21%, 1/14/19(1)	1,500	1,505

		4,459

Government Regional - 0.2%
Province of Ontario Canada,
1.63%, 1/18/19	4,000	3,999

Integrated Oils - 3.9%
BP Capital Markets PLC,
1.23%, 2/10/17(1)	2,000	2,000
1.67%, 2/13/18	3,000	3,003
1.38%, 5/10/18	1,000	997
1.63%, 9/26/18(1)	5,000	5,019
1.68%, 5/3/19	1,000	993
1.84%, 9/16/21(1)	4,300	4,317
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	999
Shell International Finance B.V.,
1.46%, 11/10/18(1)	4,000	4,027
1.63%, 11/10/18	7,000	7,008
1.38%, 5/10/19	5,000	4,955
1.30%, 9/12/19(1)	1,545	1,546

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.2% continued
Integrated Oils - 3.9% continued
1.38%, 9/12/19	$13,426	$13,238
1.35%, 5/11/20(1)	5,035	5,038
Statoil ASA,
1.15%, 5/15/18	3,750	3,727
1.20%, 5/15/18(1)	8,770	8,766
1.34%, 11/8/18(1)	6,000	6,007
Total Capital International S.A.,
1.00%, 1/10/17	1,200	1,200
1.45%, 8/10/18(1)	3,969	3,979
2.13%, 1/10/19	7,000	7,056

		83,875

Metals & Mining - 0.2%
BHP Billiton Finance USA Ltd.,
2.05%, 9/30/18	3,900	3,922

Pharmaceuticals - 1.0%
Actavis Funding SCS,
1.30%, 6/15/17	9,000	8,995
2.35%, 3/12/18	5,000	5,029
AstraZeneca PLC,
1.44%, 11/16/18(1)	3,000	3,017
Mylan N.V.,
2.50%, 6/7/19(2)	2,000	1,989
Sanofi,
1.25%, 4/10/18	3,277	3,271

		22,301

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
1.88%, 1/12/18	2,000	2,003

Power Generation - 0.3%
Electricite de France S.A.,
1.34%, 1/20/17(1) (2)	6,000	6,001

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.00%, 5/2/17(2)	3,000	3,001

Supranationals - 0.1%
Corp. Andina de Fomento,
1.50%, 8/8/17	3,000	2,999

Wireless Telecommunications Services - 0.1%
KT Corp.,
1.75%, 4/22/17(2)	3,000	2,999

Wireline Telecommunications Services - 0.2%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	5,000	4,919

Total Foreign Issuer Bonds (Cost $523,683)		523,439

U.S. GOVERNMENT AGENCIES - 3.7%(4)
Fannie Mae - 0.2%
2.50%, 9/28/17	4,400	4,453

Federal Home Loan Bank - 3.5%
Federal Home Loan Banks,
0.43%, 1/11/17	75,000	74,998
0.88%, 6/29/18	1,000	997

		75,995

Total U.S. Government Agencies (Cost $80,451)		80,448

U.S. GOVERNMENT OBLIGATIONS - 13.2%
U.S. Treasury Notes - 13.2%
0.75%, 10/31/17	5,000	4,996
1.00%, 2/15/18	13,500	13,505
0.75%, 3/31/18	10,000	9,971
0.63%, 4/30/18	10,000	9,951
0.75%, 4/30/18	1,000	997
0.63%, 6/30/18	23,000	22,855
0.75%, 7/31/18	5,000	4,973
0.75%, 8/31/18	10,000	9,938
1.00%, 9/15/18	20,000	19,958
0.75%, 9/30/18	15,000	14,899
1.25%, 12/15/18	39,000	39,043
0.75%, 2/15/19	5,000	4,950
0.88%, 4/15/19	41,000	40,632
0.88%, 5/15/19	7,000	6,933
0.88%, 6/15/19	40,000	39,581
0.75%, 7/15/19	7,000	6,898
0.88%, 9/15/19	10,000	9,869
1.00%, 10/15/19	25,000	24,732

		284,681

Total U.S. Government Obligations (Cost $286,537)		284,681

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.1%
Texas - 0.1%
Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	$1,915	$1,924

Total Municipal Bonds (Cost $1,915)		1,924

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.8%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(5) (6)	146,147,388	$146,147

Total Investment Companies (Cost $146,147)		146,147

Total Investments - 99.8% (Cost $2,160,516)		2,158,728

Other Assets less Liabilities - 0.2%		4,672

NET ASSETS - 100.0%		$2,163,400

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of these restricted illiquid securities amounted to approximately $29,039,000 or 1.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Evergreen Credit Card Trust, Series 2016-1, Class A,
1.42%, 4/15/20	5/13/16	$4,000

Evergreen Credit Card Trust, Series 2016-3, Class A,
1.20%, 11/16/20	11/17/16	4,000
Kommunalbanken A.S.,
1.08%, 9/8/21	12/13/16	9,909

Permanent Master Issuer PLC, Series 2015-1A, Class A1,
1.38%, 7/15/42	10/14/15	4,000

Securitized Term Auto Receivables Trust, Series 2016-1, Class A2A,
1.28%, 11/26/18	10/14/16	2,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
1.63%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	13.2%
U.S. Agency	3.7
AAA	11.8
AA	17.5
A	33.1
BBB	13.4
Not Rated	0.5
Cash Equivalents	6.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$251,680	$—	$251,680
Corporate Bonds(1)	—	870,409	—	870,409
Foreign Issuer Bonds(1)	—	523,439	—	523,439
U.S. Government Agencies(1)	—	80,448	—	80,448
U.S. Government Obligations(1)	—	284,681	—	284,681
Municipal Bonds	—	1,924	—	1,924
Investment Companies	146,147	—	—	146,147

Total Investments	$146,147	$2,012,581	$—	$2,158,728

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,160,516

Gross tax appreciation of investments	$3,484
Gross tax depreciation of investments	(5,272)

Net tax depreciation of investments	$(1,788)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$53,916	$1,134,553	$1,042,322	$90	$146,147

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.8%(1)
Fannie Mae - 10.7%
0.88%, 8/2/19	$500	$493
1.38%, 10/7/21	500	486
Pool #555649,
7.50%, 10/1/32	58	65
Pool #893082
3.15%, 9/1/36(2)	151	160
Pool #AB6782,
2.50%, 11/1/27	171	171
Pool #AO7970,
2.50%, 6/1/27	124	125
Pool #AQ9360,
2.50%, 1/1/28	423	425
Pool #AS7568
4.50%, 7/1/46	689	742

		2,667

Federal Home Loan Bank - 4.0%
Federal Home Loan Banks,
1.25%, 1/16/19	500	500
1.88%, 11/29/21	500	496

		996

Freddie Mac - 3.4%
Pool #1J0365
3.02%, 4/1/37(2)	296	313
Pool #1J2840
3.15%, 9/1/37(2)	474	505
Pool #410092,
2.66%, 11/1/24(2)	19	20

		838

Freddie Mac Gold - 2.5%
Pool #G08617,
4.50%, 11/1/44	175	188
Pool #V60613,
2.50%, 9/1/29	432	433

		621

Government National Mortgage Association - 3.2%
Series 2012-123, Class A,
1.04%, 7/16/46	371	350
Series 2013-12, Class KA,
1.50%, 12/16/43	93	93
Series 2013-17, Class AF,
1.21%, 11/16/43	380	370

		813

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	2	2
Pool #270288,
10.00%, 6/15/19	6	6

		8

Total U.S. Government Agencies (Cost $5,994)		5,943

U.S. GOVERNMENT OBLIGATIONS - 68.1%
U.S. Treasury Inflation Indexed Notes - 5.5%
0.13%, 4/15/21	1,350	1,385

U.S. Treasury Notes - 62.6%
1.25%, 12/31/18	4,365	4,369
1.63%, 4/30/19	415	418
1.38%, 12/15/19	2,910	2,903
1.38%, 4/30/20	120	119
2.00%, 2/28/21	2,055	2,071
2.00%, 12/31/21	1,210	1,214
1.75%, 3/31/22	400	395
2.25%, 12/31/23	3,480	3,482
2.00%, 11/15/26	700	674

		15,645

Total U.S. Government Obligations (Cost $17,025)		17,030

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 42.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(3) (4)	10,533,864	$10,534

Total Investment Companies (Cost $10,534)		10,534

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.0%
U.S. Treasury Bill,
0.47%, 2/23/17(5) (6)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 136.1% (Cost $34,053)		34,007

Liabilities less Other Assets - (36.1%)		(9,017)

NET ASSETS - 100.0%		$24,990

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	17	$2,000	Long	4/17	$(7)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	53.9%
U.S. Agency	15.1
Cash Equivalents	31.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$5,943	$—	$5,943
U.S. Government Obligations(1)	—	17,030	—	17,030
Investment Companies	10,534	—	—	10,534
Short-term Investments	—	500	—	500

Total Investments	$10,534	$23,473	$—	$34,007

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—	$—	$(7)

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$34,053

Gross tax appreciation of investments	$109
Gross tax depreciation of investments	(155)

Net tax depreciation of investments	$(46)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,000	$105,097	$96,563	$4	$10,534

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%
Automobile - 0.2%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C
2.58%, 9/8/20	$100	$101
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D
3.13%, 10/8/20	50	51
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D
3.07%, 11/9/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C
2.40%, 1/8/21	100	101
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3
1.53%, 7/8/21	50	50
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B
1.83%, 12/8/21	50	50
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	50
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	59
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	250	248
Capital Auto Receivables Asset Trust, Series 2013-4, Class D
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2015-3, Class A3
1.63%, 5/15/20	100	100
CarMax Auto Owner Trust, Series 2016-2, Class A3
1.52%, 2/16/21	100	100
Carmax Auto Owner Trust, Series 2016-3, Class A3
1.39%, 5/17/21	100	99
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.40%, 8/15/21	100	99
Ford Auto Credit Owner Trust, Series 2016-C, Class A3
1.22%, 3/15/21	100	99
Ford Credit Auto Owner Trust, Series 2016-B, Class A3
1.33%, 10/15/20	150	149
Ford Credit Auto Owner Trust, Series 2016-B, Class A4
1.52%, 8/15/21	100	99
Ford Credit Auto Owner Trust, Series 2016-B, Class B
1.85%, 9/15/21	50	50
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3
1.69%, 3/20/19	200	200
Honda Auto Receivables Owner Trust, Class 2016-2, Series A3
1.39%, 4/15/20	100	100
Honda Auto Receivables Owner Trust, Class 2016-2, Series A4
1.62%, 8/15/22	150	150
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3
1.23%, 9/23/19	200	199
Honda Auto Receivables Owner Trust, Series 2016-3, Class A3
1.16%, 5/18/20	100	99
Huntington Auto Trust, Series 2016-1, Class A3
1.59%, 11/16/20	100	100
Hyundai Auto Receivables Trust, Series 2015-C, Class A3
1.46%, 2/18/20	500	500
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 9/15/20	330	330
Hyundai Auto Receivables Trust, Series 2016-A, Class A4
1.73%, 5/16/22	250	249
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3
1.34%, 12/16/19	100	100
Nissan Auto Lease Trust, Series 2016-B, Class A3
1.50%, 7/15/19	150	150
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4
1.66%, 3/15/21	200	200

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Automobile - 0.2% continued
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3
1.32%, 1/15/21	$236	$235
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4
1.54%, 10/17/22	150	148
Santander Drive Auto Receivables Trust, Series 2014-2, Class D
2.76%, 2/18/20	75	76
Santander Drive Auto Receivables Trust, Series 2014-3, Class D
2.65%, 8/17/20	50	51
Santander Drive Auto Receivables Trust, Series 2014-4, Class D
3.10%, 11/16/20	50	51
Santander Drive Auto Receivables Trust, Series 2015-4, Class C
2.97%, 3/15/21	100	101
Santander Drive Auto Receivables Trust, Series 2016-3, Class B
1.89%, 6/15/21	100	99
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.46%, 3/15/22	100	99
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	99
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3
1.25%, 3/16/20	250	249
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4
1.47%, 9/15/21	150	149
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3
1.23%, 10/15/20	100	99
World Omni Auto Receivables Trust, Series 2014-A, Class A4
1.53%, 6/15/20	100	100
World Omni Auto Receivables Trust, Series 2015-B, Class A3
1.49%, 12/15/20	253	253
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.95%, 5/16/22	250	249

		6,092

Commercial Mortgage-Backed Securities - 1.1%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	297
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	312
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	248
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	400	409
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46(1)	350	381
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46(1)	100	109
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	104
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	200
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	209
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	249
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	148
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	308

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%
Commercial Mortgage-Backed Securities - 1.1% continued
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	$250	$250
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	251
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3
2.82%, 10/15/45	245	248
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	346
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	152
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	100	101
Commercial Mortgage Trust, Series 2012-LC4, Class A4
3.29%, 12/10/44	100	104
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46(1)	100	108
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	320
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.23%, 7/10/45(1)	200	217
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	152
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	314
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	300	313
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	258
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	519
Commercial Mortgage Trust, Series 2015-DC1, Class A2
2.87%, 2/10/48	200	204
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	202
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	504
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	209
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	231
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	521
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	99
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	201
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	101
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	150	158
GS Mortgage Securities Trust, Series 2012-GC6, Class A3
3.48%, 1/10/45	200	209
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	175	176
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	102
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.03%, 7/10/46(1)	200	216
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	162

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	$500	$532
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	106
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	317
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	259
GS Mortgage Securities Trust, Series 2015-GC28, Class A2
2.90%, 2/10/48	150	153
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	99
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	194
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%, 8/15/46	169	181
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.51%, 5/15/45	200	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 6/15/45	250	262
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46(1)	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%, 8/15/46	500	511
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	500	512
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	531
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.81%, 7/15/47	500	524
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	500	522
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2
2.94%, 11/15/47	250	256
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	207
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	194
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	98

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A2
2.66%, 6/15/49	$100	$101
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	100
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	149
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.17%, 8/15/46(1)	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	175	176
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2
2.92%, 2/15/47	200	204
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3
3.67%, 2/15/47	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2
3.19%, 10/15/47	500	515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2
2.79%, 2/15/48	500	508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	102
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	239
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%, 3/15/45	150	155
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3
3.40%, 5/10/45	395	412
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	128
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	101
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.19%, 3/10/46	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	100	102
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3
3.60%, 1/10/45	150	155
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	150	153
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46(1)	100	108
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	100

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Commercial Mortgage-Backed Securities - 1.1% continued
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	$250	$259
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	200
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	500	507
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58(1)	300	312
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	311
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	205
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	253
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	97
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	245
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	194
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	145
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	158
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4
3.44%, 4/15/45	175	183
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%, 6/15/45	250	261
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	614
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	51
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	505
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	154
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%, 9/15/46	100	102
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	272
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	521
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	258
WFRBS Commercial Mortgage Trust, Series 2014-LC14,Class A5
4.05%, 3/15/47	100	106

		27,189

Credit Card - 0.3%
BA Credit Card Trust, Series 2015-A2, Class A
1.36%, 9/15/20	200	200
Barclays Dryrock Issuance Trust, Series 2014-3, Class A
2.41%, 7/15/22	150	152
Barclays Dryrock Issuance Trust, Series 2015-2, Class A
1.56%, 3/15/21	100	100
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5
1.60%, 5/17/21	180	181
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3
1.34%, 4/15/22	255	252
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	200	197

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Credit Card - 0.3% continued
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	$100	$97
Chase Issuance Trust, Series 2012-A4, Class A4
1.58%, 8/16/21	250	248
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/16/24	200	195
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	153
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%, 4/15/22	300	299
Chase Issuance Trust, Series 2015-A5, Class A5
1.36%, 4/15/20	200	200
Chase Issuance Trust, Series 2016-A4, Class A4
1.49%, 7/15/22	150	147
Chase Issuance Trust, Series 2016-A5, Class A5
1.27%, 7/15/21	250	247
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	197
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	308
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	153
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6
2.15%, 7/15/21	350	353
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8
1.73%, 4/9/20	200	201
Discover Card Execution Note Trust, Series 2012-A6, Class A6
1.67%, 1/18/22	350	349
Discover Card Execution Note Trust, Series 2014-A4, Class A4
2.12%, 12/15/21	400	403
Discover Card Execution Note Trust, Series 2015-A2, Class A
1.90%, 10/17/22	100	100
Discover Card Execution Note Trust, Series 2015-A3, Class A
1.45%, 3/15/21	150	150
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	200
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	250	250
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	150	148
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A
1.76%, 9/15/22	100	99
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A
2.37%, 3/15/23	150	151
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A
1.60%, 4/15/21	200	200
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.04%, 3/15/22	200	201
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	99
World Financial Network Credit Card Master Trust, Series 2013-A, Class A
1.61%, 12/15/21	200	200
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	101

		6,531

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.85%, 3/1/26	100	101
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	100	106

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6% continued
Other - continued
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	$150	$152
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	100	107

		466

Total Asset-Backed Securities (Cost $40,205)		40,278

CORPORATE BONDS - 24.1%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	154
Omnicom Group, Inc.,
6.25%, 7/15/19	300	331
3.63%, 5/1/22	496	510

		995

Aerospace & Defense - 0.5%
Boeing (The) Co.,
0.95%, 5/15/18	200	199
7.95%, 8/15/24	250	330
2.85%, 10/30/24	110	110
6.13%, 2/15/33	135	173
3.30%, 3/1/35	55	51
6.63%, 2/15/38	100	135
5.88%, 2/15/40	75	95
3.50%, 3/1/45	500	464
General Dynamics Corp.,
3.88%, 7/15/21	250	266
2.25%, 11/15/22	500	494
2.13%, 8/15/26	350	323
3.60%, 11/15/42	155	147
Harris Corp.,
4.40%, 12/15/20	950	1,002
L-3 Communications Corp.,
5.20%, 10/15/19	250	269
4.95%, 2/15/21	40	43
Lockheed Martin Corp.,
4.25%, 11/15/19	500	533
2.50%, 11/23/20	355	358
3.55%, 1/15/26	1,100	1,124
3.60%, 3/1/35	135	128
4.07%, 12/15/42	868	857
Northrop Grumman Corp.,
1.75%, 6/1/18	125	125
5.05%, 8/1/19	170	182
5.05%, 11/15/40	250	279
4.75%, 6/1/43	250	272
Precision Castparts Corp.,
1.25%, 1/15/18	210	210
2.50%, 1/15/23	500	492
3.90%, 1/15/43	100	99
4.38%, 6/15/45	350	368
Raytheon Co.,
4.40%, 2/15/20	510	544
2.50%, 12/15/22	1,150	1,144
4.70%, 12/15/41	100	110
United Technologies Corp.,
7.50%, 9/15/29	100	139
6.05%, 6/1/36	600	752
6.13%, 7/15/38	175	223
5.70%, 4/15/40	500	611
4.50%, 6/1/42	700	749
3.75%, 11/1/46	500	476

		13,876

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	252	281
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	332	369

		650

Apparel & Textile Products - 0.0%
NIKE, Inc.,
2.38%, 11/1/26	250	236
3.63%, 5/1/43	75	71
3.38%, 11/1/46	500	451
VF Corp.,
3.50%, 9/1/21	150	156
6.00%, 10/15/33	100	119
6.45%, 11/1/37	30	38

		1,071

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	$170	$164
Delphi Corp.,
4.15%, 3/15/24	300	309

		473

Automobiles Manufacturing - 0.8%
American Honda Finance Corp.,
1.60%, 7/13/18	180	180
2.13%, 10/10/18	75	76
2.25%, 8/15/19	250	252
2.15%, 3/13/20	800	798
1.65%, 7/12/21	400	385
1.70%, 9/9/21	500	483
Daimler Finance North America LLC,
8.50%, 1/18/31	175	264
Ford Motor Co.,
7.45%, 7/16/31	350	439
4.75%, 1/15/43	500	475
Ford Motor Credit Co. LLC,
2.88%, 10/1/18	200	202
2.02%, 5/3/19	600	595
1.90%, 8/12/19	200	197
2.60%, 11/4/19	200	200
2.46%, 3/27/20	260	257
3.16%, 8/4/20	860	866
3.20%, 1/15/21	1,200	1,202
3.34%, 3/18/21	500	504
5.88%, 8/2/21	500	552
3.22%, 1/9/22	200	198
4.25%, 9/20/22	1,300	1,339
3.10%, 5/4/23	1,000	966
General Motors Co.,
3.50%, 10/2/18	3,000	3,060
6.25%, 10/2/43	550	608
6.75%, 4/1/46	145	170
General Motors Financial Co., Inc.,
6.75%, 6/1/18	500	531
3.20%, 7/13/20	395	396
3.20%, 7/6/21	485	481
4.38%, 9/25/21	400	415
3.45%, 4/10/22	500	494
3.70%, 5/9/23	600	590
Toyota Motor Credit Corp.,
1.38%, 1/10/18	500	499
1.55%, 7/13/18	90	90
2.00%, 10/24/18	400	402
2.10%, 1/17/19	100	101
1.70%, 2/19/19	660	658
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	322
1.90%, 4/8/21	300	294
2.25%, 10/18/23	545	525

		20,166

Banks - 0.9%
Bank of America N.A.,
6.00%, 10/15/36	250	302
Bank One Corp.,
7.75%, 7/15/25	54	68
BB&T Corp.,
1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	100
2.25%, 2/1/19	100	101
2.45%, 1/15/20	450	454
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	505
2.85%, 4/1/21	650	660
3.63%, 9/16/25	250	254
3.80%, 10/30/26	250	257
Capital One N.A.,
1.50%, 3/22/18	250	249
2.40%, 9/5/19	250	251
Citizens Bank N.A.,
2.50%, 3/14/19	250	252
2.55%, 5/13/21	250	248
Comerica Bank,
2.50%, 6/2/20	500	500
Discover Bank,
2.00%, 2/21/18	500	500
2.60%, 11/13/18	250	252
3.20%, 8/9/21	250	251
Fifth Third Bancorp,
2.88%, 7/27/20	500	505
3.50%, 3/15/22	200	205
4.30%, 1/16/24	220	226
8.25%, 3/1/38	275	382

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Banks - 0.9% continued
Fifth Third Bank,
1.63%, 9/27/19	$350	$346
2.25%, 6/14/21	200	198
2.88%, 10/1/21	250	253
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	318
7.00%, 1/15/39	350	462
HSBC USA, Inc.,
1.63%, 1/16/18	180	180
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	251
2.35%, 3/5/20	700	695
2.75%, 8/7/20	750	751
3.50%, 6/23/24	1,000	1,004
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	507
KeyBank N.A.,
2.50%, 12/15/19	250	253
2.25%, 3/16/20	1,000	996
3.30%, 6/1/25	250	250
KeyCorp,
2.30%, 12/13/18	250	251
5.10%, 3/24/21	25	27
Manufacturers & Traders Trust Co.,
1.45%, 3/7/18	500	499
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	168
3.50%, 6/18/22	150	153
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	253
PNC Bank N.A.,
1.85%, 7/20/18	250	250
1.45%, 7/29/19	250	247
2.30%, 6/1/20	500	500
2.70%, 11/1/22	750	738
2.95%, 1/30/23	250	246
3.80%, 7/25/23	250	258
PNC Financial Services Group (The), Inc.,
6.70%, 6/10/19	600	666
4.38%, 8/11/20	500	532
3.30%, 3/8/22	150	154
2.85%, 11/9/22(2)	100	99
SunTrust Bank,
7.25%, 3/15/18	125	133
2.75%, 5/1/23	350	341
SunTrust Banks, Inc.,
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	202
US Bancorp,
1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	214
3.00%, 3/15/22	115	117
2.95%, 7/15/22	1,200	1,207
2.38%, 7/22/26	1,000	926
US Bank N.A.,
1.35%, 1/26/18	500	499
Wachovia Corp.,
5.75%, 2/1/18	600	626
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	294
6.60%, 1/15/38	300	382
Wells Fargo Capital X,
5.95%, 12/15/36	100	104

		23,459

Biotechnology - 0.5%
Amgen, Inc.,
5.70%, 2/1/19	500	537
2.20%, 5/22/19	750	756
4.50%, 3/15/20	425	453
4.10%, 6/15/21	165	174
1.85%, 8/19/21	150	144
3.88%, 11/15/21	250	262
6.38%, 6/1/37	100	120
6.40%, 2/1/39	100	121
5.75%, 3/15/40	935	1,052
5.15%, 11/15/41	250	264
5.65%, 6/15/42	100	110
5.38%, 5/15/43	200	218
4.40%, 5/1/45	250	240
Biogen, Inc.,
2.90%, 9/15/20	200	203
4.05%, 9/15/25	95	98
5.20%, 9/15/45	100	107
Celgene Corp.,
2.13%, 8/15/18	85	85

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Biotechnology - 0.5% continued
2.30%, 8/15/18	$35	$35
2.25%, 5/15/19	165	165
3.63%, 5/15/24	1,000	1,005
3.88%, 8/15/25	265	269
5.25%, 8/15/43	85	90
5.00%, 8/15/45	250	260
Gilead Sciences, Inc.,
2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	85
2.55%, 9/1/20	240	242
4.50%, 4/1/21	200	215
3.25%, 9/1/22	145	148
3.50%, 2/1/25	500	506
3.65%, 3/1/26	500	507
4.60%, 9/1/35	1,375	1,426
5.65%, 12/1/41	330	381
4.50%, 2/1/45	250	250
4.75%, 3/1/46	1,015	1,050

		11,678

Cable & Satellite - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	410	418
4.46%, 7/23/22	1,600	1,672
4.91%, 7/23/25	1,285	1,354
Comcast Corp.,
3.38%, 2/15/25	1,320	1,334
3.38%, 8/15/25	1,000	1,006
7.05%, 3/15/33	140	188
5.65%, 6/15/35	5	6
6.45%, 3/15/37	590	762
6.95%, 8/15/37	450	614
6.40%, 5/15/38	635	813
6.40%, 3/1/40	145	189
4.75%, 3/1/44	500	536
Time Warner Cable LLC,
8.75%, 2/14/19	300	338
6.55%, 5/1/37	145	164
7.30%, 7/1/38	705	867
6.75%, 6/15/39	130	151
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	341

		10,753

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	309
2.75%, 2/3/23	250	250
Airgas, Inc.,
1.65%, 2/15/18	250	250
2.90%, 11/15/22	150	151
3.65%, 7/15/24	70	73
Cabot Corp.,
2.55%, 1/15/18	300	301
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	164
4.13%, 11/15/21	200	211
3.00%, 11/15/22	100	100
7.38%, 11/1/29	100	131
4.25%, 10/1/34	150	148
9.40%, 5/15/39	300	465
5.25%, 11/15/41	400	432
4.38%, 11/15/42	500	485
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	198
2.80%, 2/15/23	630	619
6.50%, 1/15/28	100	122
5.60%, 12/15/36	250	280
4.15%, 2/15/43	250	235
Eastman Chemical Co.,
2.70%, 1/15/20	120	121
4.80%, 9/1/42	200	199
4.65%, 10/15/44	100	99
Lubrizol Corp.,
6.50%, 10/1/34	50	63
Monsanto Co.,
5.13%, 4/15/18	240	250
2.20%, 7/15/22	65	62
5.50%, 8/15/25	50	56
4.20%, 7/15/34	55	53
5.88%, 4/15/38	256	283
4.40%, 7/15/44	250	242

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Chemicals - 0.4% continued
Mosaic (The) Co.,
3.75%, 11/15/21	$1,000	$1,027
5.45%, 11/15/33	250	248
4.88%, 11/15/41	100	87
PPG Industries, Inc.,
2.30%, 11/15/19	250	251
Praxair, Inc.,
1.25%, 11/7/18	150	149
4.50%, 8/15/19	400	426
4.05%, 3/15/21	100	106
2.45%, 2/15/22	250	248
2.20%, 8/15/22	150	147
2.70%, 2/21/23	250	247
3.55%, 11/7/42	125	116
Sherwin-Williams (The) Co.,
4.55%, 8/1/45	30	30
Westlake Chemical Corp.,
3.60%, 7/15/22	65	65

		9,499

Commercial Finance - 0.2%
Air Lease Corp.,
3.38%, 1/15/19	65	66
3.75%, 2/1/22	125	129
3.00%, 9/15/23	245	234
4.25%, 9/15/24	350	355
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	35
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,165
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,993

		4,012

Communications Equipment - 0.5%
Apple, Inc.,
2.10%, 5/6/19	470	474
2.85%, 2/23/23	340	342
2.40%, 5/3/23	1,940	1,889
3.45%, 5/6/24	3,555	3,662
2.50%, 2/9/25	425	408
3.25%, 2/23/26	1,030	1,031
2.45%, 8/4/26	500	469
3.85%, 5/4/43	230	220
4.45%, 5/6/44	250	259
3.45%, 2/9/45	250	221
Cisco Systems, Inc.,
1.65%, 6/15/18	60	60
4.95%, 2/15/19	120	128
2.13%, 3/1/19	875	887
2.45%, 6/15/20	160	162
2.20%, 2/28/21	1,000	998
2.90%, 3/4/21	50	51
1.85%, 9/20/21	465	454
2.20%, 9/20/23	750	722
5.90%, 2/15/39	690	876
Juniper Networks, Inc.,
4.60%, 3/15/21	100	107
5.95%, 3/15/41	100	102

		13,522

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	106
Owens Corning,
4.20%, 12/15/22	190	197
3.40%, 8/15/26	400	380

		683

Consumer Finance - 0.4%
American Express Co.,
7.00%, 3/19/18	300	319
2.65%, 12/2/22	632	622
3.63%, 12/5/24	125	125
American Express Credit Corp.,
1.80%, 7/31/18	500	501
1.70%, 10/30/19	325	322
2.38%, 5/26/20	300	300
2.25%, 5/5/21	1,180	1,166
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	301
2.30%, 6/5/19	300	301
Capital One Financial Corp.,
2.45%, 4/24/19	500	503
4.75%, 7/15/21	131	142
3.75%, 4/24/24	1,000	1,013
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	206

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Consumer Finance - 0.4% continued
Fiserv, Inc.,
4.63%, 10/1/20	$250	$267
3.50%, 10/1/22	50	51
HSBC Finance Corp.,
6.68%, 1/15/21	500	562
Mastercard, Inc.,
2.00%, 11/21/21	130	129
Synchrony Financial,
2.70%, 2/3/20	250	249
3.70%, 8/4/26	1,000	961
Total System Services, Inc.,
2.38%, 6/1/18	200	201
Visa, Inc.,
2.20%, 12/14/20	500	502
2.80%, 12/14/22	1,250	1,257
3.15%, 12/14/25	1,250	1,255
Western Union (The) Co.,
6.20%, 6/21/40	120	122

		11,417

Consumer Products - 0.2%
Clorox (The) Co.,
3.05%, 9/15/22	250	254
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	249
2.45%, 11/15/21	1,000	1,004
2.30%, 5/3/22	165	163
1.95%, 2/1/23	250	240
2.10%, 5/1/23	250	242
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	49
6.00%, 5/15/37	100	120
4.38%, 6/15/45	150	155
Kimberly-Clark Corp.,
6.25%, 7/15/18	150	161
2.15%, 8/15/20	150	150
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	480
3.70%, 6/1/43	100	95
3.20%, 7/30/46	125	109
Procter & Gamble (The) Co.,
1.90%, 11/1/19	100	101
1.85%, 2/2/21	190	188
2.30%, 2/6/22	215	215
3.10%, 8/15/23	250	257
5.55%, 3/5/37	5	6
Unilever Capital Corp.,
2.10%, 7/30/20	670	668
4.25%, 2/10/21	250	269
5.90%, 11/15/32	125	162

		5,387

Consumer Services - 0.0%
Ecolab, Inc.,
2.25%, 1/12/20	100	100
4.35%, 12/8/21	250	270
3.25%, 1/14/23	65	66
2.70%, 11/1/26	70	67
5.50%, 12/8/41	455	535

		1,038

Containers & Packaging - 0.1%
3M Co.,
1.38%, 8/7/18	350	350
5.70%, 3/15/37	350	440
International Paper Co.,
4.75%, 2/15/22	104	112
3.65%, 6/15/24	250	253
3.00%, 2/15/27	1,000	943
7.30%, 11/15/39	45	57
6.00%, 11/15/41	250	281
5.15%, 5/15/46	250	261
Packaging Corp. of America,
4.50%, 11/1/23	100	106
3.65%, 9/15/24	250	251
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	168
WestRock MWV LLC,
7.95%, 2/15/31	100	132
WestRock RKT Co.,
3.50%, 3/1/20	150	154

		3,534

Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	85	89
3.25%, 2/1/23	100	99
4.75%, 12/15/23	250	260

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Department Stores - 0.1% continued
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	$30	$31
2.88%, 2/15/23	150	143
6.90%, 4/1/29	305	345
6.90%, 1/15/32	250	278
4.50%, 12/15/34	100	89
5.13%, 1/15/42	40	37
Nordstrom, Inc.,
6.25%, 1/15/18	325	340
4.00%, 10/15/21	150	157
7.00%, 1/15/38	50	59

		1,927

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	86

Diversified Banks - 1.8%
Bank of America Corp.,
2.00%, 1/11/18	1,155	1,158
6.88%, 4/25/18	505	537
5.65%, 5/1/18	450	471
6.88%, 11/15/18	275	299
2.60%, 1/15/19	300	303
2.65%, 4/1/19	850	859
7.63%, 6/1/19	1,040	1,169
2.25%, 4/21/20	1,000	994
5.00%, 5/13/21	400	436
5.70%, 1/24/22	1,000	1,123
4.10%, 7/24/23	100	104
4.00%, 4/1/24	165	170
4.20%, 8/26/24	1,500	1,528
4.00%, 1/22/25	500	501
3.95%, 4/21/25	1,000	995
4.45%, 3/3/26	500	515
3.50%, 4/19/26	300	296
4.25%, 10/22/26	100	101
6.11%, 1/29/37	150	176
7.75%, 5/14/38	275	379
5.88%, 2/7/42	250	302
5.00%, 1/21/44	600	657
4.88%, 4/1/44	595	646
Citigroup, Inc.,
1.70%, 4/27/18	210	210
1.75%, 5/1/18	150	150
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	252
2.40%, 2/18/20	710	709
2.70%, 3/30/21	575	574
4.50%, 1/14/22	735	784
4.05%, 7/30/22	90	93
3.38%, 3/1/23	150	151
3.50%, 5/15/23	190	189
3.88%, 10/25/23	200	206
4.00%, 8/5/24	150	151
3.88%, 3/26/25	750	745
3.70%, 1/12/26	500	497
4.60%, 3/9/26	205	212
3.20%, 10/21/26	500	478
4.30%, 11/20/26	325	328
6.63%, 6/15/32	100	121
6.00%, 10/31/33	350	395
6.13%, 8/25/36	125	145
8.13%, 7/15/39	1,180	1,753
5.88%, 1/30/42	30	36
5.30%, 5/6/44	300	323
4.75%, 5/18/46	1,530	1,532
JPMorgan Chase & Co.,
6.00%, 1/15/18	1,610	1,679
1.80%, 1/25/18	1,000	1,001
1.63%, 5/15/18	200	200
2.35%, 1/28/19	1,750	1,764
6.30%, 4/23/19	500	546
2.25%, 1/23/20	1,000	998
4.95%, 3/25/20	375	404
2.75%, 6/23/20	200	202
4.40%, 7/22/20	300	319
4.63%, 5/10/21	250	269
4.35%, 8/15/21	615	658
3.25%, 9/23/22	210	212
3.63%, 5/13/24	250	254
3.88%, 9/10/24	1,250	1,265
3.90%, 7/15/25	255	262
3.20%, 6/15/26	500	489
6.40%, 5/15/38	1,054	1,366
5.60%, 7/15/41	405	484
5.40%, 1/6/42	100	117

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Diversified Banks - 1.8% continued
5.63%, 8/16/43	$150	$172
4.85%, 2/1/44	500	556
4.95%, 6/1/45	1,000	1,066
Wells Fargo & Co.,
2.15%, 1/15/19	135	136
2.60%, 7/22/20	675	679
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	537
2.10%, 7/26/21	250	243
3.50%, 3/8/22	1,000	1,029
3.45%, 2/13/23	125	125
4.13%, 8/15/23	200	207
3.30%, 9/9/24	1,500	1,485
3.00%, 2/19/25	250	240
3.00%, 4/22/26	1,950	1,861
4.30%, 7/22/27	110	113
5.38%, 2/7/35	425	483
4.65%, 11/4/44	375	369
3.90%, 5/1/45	950	901
4.40%, 6/14/46	850	814

		47,426

Educational Services - 0.0%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	214
California Institute of Technology,
4.70%, 11/1/11(3)	110	104
George Washington University (The),
3.49%, 9/15/22	50	51
Johns Hopkins University,
4.08%, 7/1/53	100	100
Massachusetts Institute of Technology,
5.60%, 7/1/11(3)	190	230
4.68%, 7/1/14(4)	15	15
Northwestern University,
4.64%, 12/1/44	50	57
Princeton University,
4.95%, 3/1/19	100	107
Trustees of Dartmouth College,
4.75%, 6/1/19	102	109
University of Pennsylvania,
4.67%, 9/1/12(5)	100	99

		1,086

Electrical Equipment Manufacturing - 0.5%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	262
Amphenol Corp.,
3.13%, 9/15/21	100	102
Emerson Electric Co.,
5.25%, 10/15/18	325	346
5.00%, 4/15/19	1,000	1,069
2.63%, 12/1/21	225	227
2.63%, 2/15/23	85	84
6.00%, 8/15/32	25	30
6.13%, 4/15/39	50	64
General Electric Co.,
1.63%, 4/2/18	250	251
5.63%, 5/1/18	1,575	1,662
2.10%, 12/11/19	125	126
4.38%, 9/16/20	115	124
4.63%, 1/7/21	400	434
3.15%, 9/7/22	750	766
2.70%, 10/9/22	580	580
3.10%, 1/9/23	500	507
3.45%, 5/15/24	1,850	1,902
6.75%, 3/15/32	150	200
6.15%, 8/7/37	150	194
5.88%, 1/14/38	800	1,007
6.88%, 1/10/39	300	423
4.50%, 3/11/44	250	268
Honeywell International, Inc.,
4.25%, 3/1/21	794	859
3.35%, 12/1/23	290	298
2.50%, 11/1/26	750	710
5.70%, 3/15/37	125	154
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	185
Roper Technologies, Inc.,
2.05%, 10/1/18	120	120
3.00%, 12/15/20	125	127

		13,081

Entertainment Content - 0.3%
CBS Corp.,
4.63%, 5/15/18	25	26
2.30%, 8/15/19	200	201
5.75%, 4/15/20	585	646
3.70%, 8/15/24	825	831

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Entertainment Content - 0.3% continued
5.50%, 5/15/33	$235	$244
Scripps Networks Interactive, Inc.,
2.75%, 11/15/19	200	203
Time Warner, Inc.,
2.10%, 6/1/19	75	75
4.88%, 3/15/20	30	32
4.75%, 3/29/21	5	5
3.40%, 6/15/22	50	50
3.60%, 7/15/25	470	467
3.88%, 1/15/26	65	65
6.50%, 11/15/36	850	1,028
6.20%, 3/15/40	55	64
6.10%, 7/15/40	200	228
5.38%, 10/15/41	500	529
Viacom, Inc.,
2.20%, 4/1/19	80	79
3.25%, 3/15/23	310	297
3.88%, 4/1/24	395	383
6.88%, 4/30/36	600	654
4.50%, 2/27/42	300	249
Walt Disney (The) Co.,
5.50%, 3/15/19	400	432
1.85%, 5/30/19	40	40
3.75%, 6/1/21	510	542
2.55%, 2/15/22	295	296
4.13%, 12/1/41	105	108
3.70%, 12/1/42	130	125
3.00%, 7/30/46	250	213

		8,112

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
3.45%, 7/15/24	515	506
7.95%, 6/15/39	45	58
6.20%, 3/15/40	15	17
4.50%, 7/15/44	500	470
Apache Corp.,
3.25%, 4/15/22	180	183
6.00%, 1/15/37	360	414
5.10%, 9/1/40	250	262
5.25%, 2/1/42	260	277
ConocoPhillips,
6.65%, 7/15/18	100	107
5.75%, 2/1/19	209	225
5.90%, 10/15/32	270	311
ConocoPhillips Co.,
2.40%, 12/15/22	1,835	1,774
4.95%, 3/15/26	1,000	1,104
Devon Energy Corp.,
3.25%, 5/15/22	765	760
7.95%, 4/15/32	165	209
Devon Financing Co. LLC,
7.88%, 9/30/31	345	438
EOG Resources, Inc.,
5.63%, 6/1/19	215	232
4.10%, 2/1/21	729	768
2.63%, 3/15/23	150	145
EQT Corp.,
4.88%, 11/15/21	325	347
Hess Corp.,
7.13%, 3/15/33	690	787
Kerr-McGee Corp.,
7.88%, 9/15/31	70	90
Marathon Oil Corp.,
2.80%, 11/1/22	560	535
3.85%, 6/1/25	1,000	970
6.80%, 3/15/32	175	195
Noble Energy, Inc.,
5.63%, 5/1/21	114	119
Occidental Petroleum Corp.,
4.10%, 2/1/21	750	797
3.13%, 2/15/22	150	153
4.40%, 4/15/46	275	280
Pioneer Natural Resources Co.,
6.88%, 5/1/18	100	106
3.95%, 7/15/22	85	88
7.20%, 1/15/28	100	121
Tosco Corp.,
8.13%, 2/15/30	245	336

		13,184

Financial Services - 1.7%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	84
5.30%, 3/15/20	95	103
4.00%, 10/15/23	250	262
3.70%, 10/15/24	500	511
2.88%, 9/15/26	435	415

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Financial Services - 1.7% continued
Bank of New York Mellon (The) Corp.,
1.30%, 1/25/18	$500	$500
1.35%, 3/6/18	150	150
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	81
2.15%, 2/24/20	855	852
2.05%, 5/3/21	500	491
3.55%, 9/23/21	1,455	1,515
2.20%, 8/16/23	285	272
Bear Stearns (The) Cos. LLC,
7.25%, 2/1/18	535	566
BlackRock, Inc.,
5.00%, 12/10/19	250	271
4.25%, 5/24/21	280	301
3.38%, 6/1/22	250	259
3.50%, 3/18/24	250	259
Charles Schwab (The) Corp.,
1.50%, 3/10/18	300	300
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	267
3.00%, 3/10/25	335	329
CME Group, Inc.,
5.30%, 9/15/43	125	146
Goldman Sachs Group (The), Inc.,
5.95%, 1/18/18	1,435	1,495
6.15%, 4/1/18	815	857
2.63%, 1/31/19	1,180	1,193
2.55%, 10/23/19	400	403
2.30%, 12/13/19	130	130
5.38%, 3/15/20	1,295	1,405
2.60%, 4/23/20	250	250
2.75%, 9/15/20	75	75
2.63%, 4/25/21	175	174
5.25%, 7/27/21	2,540	2,784
5.75%, 1/24/22	750	843
3.63%, 1/22/23	1,000	1,021
4.00%, 3/3/24	250	259
3.85%, 7/8/24	500	510
3.75%, 5/22/25	2,115	2,120
3.75%, 2/25/26	1,540	1,544
5.95%, 1/15/27	150	171
6.75%, 10/1/37	1,165	1,439
6.25%, 2/1/41	300	372
4.80%, 7/8/44	100	105
4.75%, 10/21/45	500	528
Jefferies Group LLC,
8.50%, 7/15/19	50	57
5.13%, 1/20/23	315	330
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
Morgan Stanley,
6.63%, 4/1/18	1,435	1,518
2.50%, 1/24/19	750	758
7.30%, 5/13/19	645	719
5.63%, 9/23/19	475	515
2.65%, 1/27/20	600	603
2.80%, 6/16/20	190	192
5.75%, 1/25/21	1,000	1,110
2.50%, 4/21/21	510	504
5.50%, 7/28/21	1,088	1,206
2.63%, 11/17/21	500	494
4.10%, 5/22/23	1,280	1,314
3.88%, 4/29/24	1,410	1,446
3.70%, 10/23/24	500	506
4.00%, 7/23/25	1,215	1,245
3.13%, 7/27/26	250	239
6.25%, 8/9/26	100	119
3.95%, 4/23/27	490	485
6.38%, 7/24/42	300	386
4.30%, 1/27/45	575	573
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,053
National Rural Utilities Cooperative Finance Corp.,
2.15%, 2/1/19	165	166
2.30%, 11/15/19	500	504
2.00%, 1/27/20	50	50
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	983
8.00%, 3/1/32	50	71
State Street Corp.,
2.55%, 8/18/20	1,000	1,010
3.10%, 5/15/23	225	225
3.70%, 11/20/23	550	573
3.30%, 12/16/24	120	121

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Financial Services - 1.7% continued
2.65%, 5/19/26	$450	$427
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	81

		45,396

Food & Beverage - 1.1%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	390
5.95%, 1/15/33	100	118
5.75%, 4/1/36	100	117
6.45%, 9/1/37	50	64
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	360
2.15%, 2/1/19	500	503
2.65%, 2/1/21	1,000	1,006
3.30%, 2/1/23	1,500	1,527
3.65%, 2/1/26	780	792
4.70%, 2/1/36	1,000	1,052
4.00%, 1/17/43	150	143
4.63%, 2/1/44	250	260
4.90%, 2/1/46	1,910	2,064
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	450	491
2.50%, 7/15/22	60	59
8.20%, 1/15/39	750	1,128
3.75%, 7/15/42	65	58
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	141	148
4.48%, 3/1/21	34	37
2.50%, 8/11/26	305	288
4.02%, 4/16/43	56	55
Beam Suntory, Inc.,
1.75%, 6/15/18	250	249
Brown-Forman Corp.,
1.00%, 1/15/18	65	65
3.75%, 1/15/43	50	46
4.50%, 7/15/45	200	209
Campbell Soup Co.,
4.25%, 4/15/21	500	533
2.50%, 8/2/22	205	203
3.80%, 8/2/42	40	36
Coca-Cola (The) Co.,
1.65%, 3/14/18	125	125
1.15%, 4/1/18	250	249
2.45%, 11/1/20	500	505
3.15%, 11/15/20	260	270
3.30%, 9/1/21	250	261
2.50%, 4/1/23	355	351
3.20%, 11/1/23	100	103
2.55%, 6/1/26	770	730
Coca-Cola European Partners US LLC,
3.25%, 8/19/21	500	508
Conagra Brands, Inc.,
3.25%, 9/15/22	55	55
3.20%, 1/25/23	118	118
7.00%, 10/1/28	200	244
Dr Pepper Snapple Group, Inc.,
3.13%, 12/15/23	85	85
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	89
2.55%, 9/15/26	95	88
General Mills, Inc.,
2.20%, 10/21/19	300	301
3.15%, 12/15/21	500	511
3.65%, 2/15/24	75	78
5.40%, 6/15/40	70	79
Hershey (The) Co.,
2.30%, 8/15/26	365	339
JM Smucker (The) Co.,
3.50%, 3/15/25	500	504
4.38%, 3/15/45	250	248
Kellogg Co.,
3.25%, 5/21/18	130	133
2.75%, 3/1/23	350	342
4.50%, 4/1/46	500	489
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	373
3.50%, 6/6/22	880	895
3.95%, 7/15/25	140	142
3.00%, 6/1/26	130	122
5.00%, 7/15/35	500	525
5.00%, 6/4/42	205	210
5.20%, 7/15/45	670	701
4.38%, 6/1/46	125	118
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	268

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Food & Beverage - 1.1% continued
5.90%, 11/1/39	$451	$510
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	239
5.00%, 5/1/42	1,075	1,124
PepsiCo, Inc.,
5.00%, 6/1/18	650	683
2.25%, 1/7/19	500	506
4.50%, 1/15/20	300	323
2.15%, 10/14/20	285	285
3.00%, 8/25/21	770	792
2.75%, 3/5/22	385	390
2.75%, 4/30/25	500	490
3.50%, 7/17/25	100	103
2.85%, 2/24/26	115	113
2.38%, 10/6/26	245	232
4.88%, 11/1/40	265	294
4.00%, 3/5/42	50	50
3.60%, 8/13/42	50	47
4.25%, 10/22/44	320	330
4.60%, 7/17/45	130	142
Tyson Foods, Inc.,
2.65%, 8/15/19	290	293
4.50%, 6/15/22	300	319
4.88%, 8/15/34	100	102

		29,608

Forest & Paper Products Manufacturing - 0.1%
Domtar Corp.,
6.75%, 2/15/44	100	102
Georgia-Pacific LLC,
8.00%, 1/15/24	500	638
7.75%, 11/15/29	500	673

		1,413

Hardware - 0.2%
Corning, Inc.,
4.25%, 8/15/20	250	264
5.75%, 8/15/40	170	187
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4.42%, 6/15/21(6)	1,215	1,257
5.45%, 6/15/23(6)	450	477
8.10%, 7/15/36(6)	500	595
8.35%, 7/15/46(6)	440	542
HP, Inc.,
4.38%, 9/15/21	540	568
4.65%, 12/9/21	200	213
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	277
NetApp, Inc.,
3.25%, 12/15/22	150	149
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	148

		4,703

Health Care Facilities & Services - 0.3%
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	134
4.25%, 3/1/45	60	57
Cardinal Health, Inc.,
1.70%, 3/15/18	25	25
4.63%, 12/15/20	697	748
3.20%, 6/15/22	150	152
3.75%, 9/15/25	250	258
4.60%, 3/15/43	35	35
4.50%, 11/15/44	175	174
Catholic Health Initiatives,
1.60%, 11/1/17	85	85
Express Scripts Holding Co.,
4.75%, 11/15/21	500	537
4.50%, 2/25/26	1,130	1,163
6.13%, 11/15/41	21	24
4.80%, 7/15/46	250	239
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	388
2.63%, 2/1/20	1,175	1,174
4.70%, 2/1/45	300	296
McKesson Corp.,
1.40%, 3/15/18	80	80
2.70%, 12/15/22	120	117
3.80%, 3/15/24	160	165
6.00%, 3/1/41	250	289
4.88%, 3/15/44	355	361
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	97
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	363

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Health Care Facilities & Services - 0.3% continued
2.50%, 3/30/20	$130	$130
3.45%, 6/1/26	115	113
5.75%, 1/30/40	28	30

		7,234

Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.,
2.60%, 3/29/19	230	233
2.88%, 12/1/19	125	127
3.15%, 4/1/21	500	509
3.85%, 4/1/23	1,000	1,037
4.20%, 4/1/26	100	104
5.50%, 4/1/46	250	287

		2,297

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	274
2.90%, 11/1/22	65	65
Whirlpool Corp.,
4.85%, 6/15/21	100	109
4.70%, 6/1/22	100	109
3.70%, 3/1/23	100	102
4.50%, 6/1/46	90	88

		747

Industrial Other - 0.1%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,441

Integrated Oils - 0.3%
Chevron Corp.,
1.56%, 5/16/19	435	433
2.19%, 11/15/19	805	813
2.43%, 6/24/20	500	505
2.42%, 11/17/20	1,000	1,007
2.10%, 5/16/21	560	555
2.36%, 12/5/22	445	437
3.19%, 6/24/23	210	215
3.33%, 11/17/25	225	229
2.95%, 5/16/26	190	187
Exxon Mobil Corp.,
1.91%, 3/6/20	1,070	1,069
2.73%, 3/1/23	105	105
2.71%, 3/6/25	500	487
3.57%, 3/6/45	590	550
4.11%, 3/1/46	350	358

		6,950

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	265

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	291
Mattel, Inc.,
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	151
6.20%, 10/1/40	50	55

		567

Life Insurance - 0.3%
Aflac, Inc.,
6.45%, 8/15/40	15	20
Lincoln National Corp.,
4.85%, 6/24/21	100	108
4.00%, 9/1/23	275	287
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	118
MetLife, Inc.,
3.05%, 12/15/22	965	974
4.37%, 9/15/23	150	161
6.38%, 6/15/34	485	610
5.70%, 6/15/35	350	412
6.40%, 12/15/36	150	162
4.05%, 3/1/45	500	480
Primerica, Inc.,
4.75%, 7/15/22	100	107
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	42
Protective Life Corp.,
7.38%, 10/15/19	300	340
8.45%, 10/15/39	425	563
Prudential Financial, Inc.,
2.30%, 8/15/18	140	141
2.35%, 8/15/19	200	202
5.38%, 6/21/20	175	192

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Life Insurance - 0.3% continued
4.50%, 11/15/20	$270	$289
3.50%, 5/15/24	85	87
5.75%, 7/15/33	50	57
5.70%, 12/14/36	200	231
6.63%, 12/1/37	200	254
8.88%, 6/15/38(1)	450	486
5.63%, 5/12/41	260	300
5.63%, 6/15/43(1)	200	208
5.20%, 3/15/44(1)	65	64
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	594
Torchmark Corp.,
3.80%, 9/15/22	420	429
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	972

		8,902

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	314
3.75%, 11/24/23	1,000	1,050
Caterpillar, Inc.,
3.90%, 5/27/21	500	527
3.40%, 5/15/24	1,000	1,030
5.20%, 5/27/41	450	522
3.80%, 8/15/42	102	98
4.30%, 5/15/44	150	156
Deere & Co.,
2.60%, 6/8/22	125	124
5.38%, 10/16/29	250	300
8.10%, 5/15/30	100	146
Dover Corp.,
4.30%, 3/1/21	310	331
Eaton Corp.,
2.75%, 11/2/22	1,500	1,486
IDEX Corp.,
4.20%, 12/15/21	200	205
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	131
3.38%, 9/15/21	250	261
3.50%, 3/1/24	250	260
3.90%, 9/1/42	200	200
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,587
John Deere Capital Corp.,
1.30%, 3/12/18	250	249
1.60%, 7/13/18	215	215
5.75%, 9/10/18	200	214
1.70%, 1/15/20	150	148
2.05%, 3/10/20	1,250	1,246
2.45%, 9/11/20	100	100
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	150
2.80%, 3/6/23	500	500
Kennametal, Inc.,
2.65%, 11/1/19	100	99
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	218
4.20%, 11/21/34	200	204
4.45%, 11/21/44	500	528

		12,895

Managed Care - 0.4%
Aetna, Inc.,
4.13%, 6/1/21	250	266
2.40%, 6/15/21	290	289
2.75%, 11/15/22	400	393
3.20%, 6/15/26	1,355	1,341
4.25%, 6/15/36	290	291
6.63%, 6/15/36	40	51
6.75%, 12/15/37	150	195
4.50%, 5/15/42	100	101
Anthem, Inc.,
1.88%, 1/15/18	205	205
2.30%, 7/15/18	165	166
3.30%, 1/15/23	430	429
3.50%, 8/15/24	160	160
5.95%, 12/15/34	50	57
4.63%, 5/15/42	525	528
Cigna Corp.,
3.25%, 4/15/25	330	321
6.15%, 11/15/36	45	52
5.38%, 2/15/42	310	345
Humana, Inc.,
2.63%, 10/1/19	100	101
3.85%, 10/1/24	85	87

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Managed Care - 0.4% continued
8.15%, 6/15/38	$280	$381
UnitedHealth Group, Inc.,
1.63%, 3/15/19	210	209
4.70%, 2/15/21	300	325
2.88%, 3/15/22	1,300	1,317
3.75%, 7/15/25	430	445
5.80%, 3/15/36	250	304
6.63%, 11/15/37	640	837
6.88%, 2/15/38	170	231

		9,427

Mass Merchants - 0.3%
Target Corp.,
2.30%, 6/26/19	1,000	1,016
3.88%, 7/15/20	195	207
2.90%, 1/15/22	515	525
3.63%, 4/15/46	500	465
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	349
3.63%, 7/8/20	200	211
4.25%, 4/15/21	600	649
3.30%, 4/22/24	625	643
5.88%, 4/5/27	250	309
5.25%, 9/1/35	175	209
6.50%, 8/15/37	750	1,016
6.20%, 4/15/38	275	363
5.63%, 4/1/40	555	687
4.88%, 7/8/40	90	102
5.00%, 10/25/40	100	115
5.63%, 4/15/41	375	466
4.00%, 4/11/43	415	417
4.75%, 10/2/43	100	112

		7,861

Medical Equipment & Devices Manufacturing - 0.6%
Abbott Laboratories,
2.95%, 3/15/25	1,000	963
4.75%, 11/30/36	555	564
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	225
3.88%, 7/15/23	250	257
Baxter International, Inc.,
1.70%, 8/15/21	60	58
3.50%, 8/15/46	350	294
Becton Dickinson and Co.,
2.68%, 12/15/19	374	380
3.25%, 11/12/20	430	442
3.13%, 11/8/21	150	154
3.30%, 3/1/23	130	131
6.00%, 5/15/39	290	338
4.69%, 12/15/44	55	57
Boston Scientific Corp.,
2.65%, 10/1/18	80	81
2.85%, 5/15/20	130	132
3.85%, 5/15/25	250	251
7.38%, 1/15/40	100	124
C.R. Bard, Inc.,
1.38%, 1/15/18	160	160
3.00%, 5/15/26	660	630
Life Technologies Corp.,
6.00%, 3/1/20	500	545
Medtronic, Inc.,
1.50%, 3/15/18	280	280
2.50%, 3/15/20	1,000	1,011
4.13%, 3/15/21	500	531
3.13%, 3/15/22	150	153
3.50%, 3/15/25	750	772
4.38%, 3/15/35	1,275	1,349
6.50%, 3/15/39	100	130
5.55%, 3/15/40	200	233
4.50%, 3/15/42	100	104
4.63%, 3/15/44	100	107
4.63%, 3/15/45	500	541
St. Jude Medical, Inc.,
3.25%, 4/15/23	140	139
4.75%, 4/15/43	150	147
Stryker Corp.,
2.63%, 3/15/21	500	502
4.10%, 4/1/43	50	47
4.38%, 5/15/44	200	194
4.63%, 3/15/46	750	765
Thermo Fisher Scientific, Inc.,
1.85%, 1/15/18	115	115
3.60%, 8/15/21	250	258
3.30%, 2/15/22	320	325
4.15%, 2/1/24	100	104
2.95%, 9/19/26	155	146

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Medical Equipment & Devices Manufacturing - 0.6% continued
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	$120	$120
3.38%, 11/30/21	250	252
3.15%, 4/1/22	500	499
3.55%, 4/1/25	120	117

		14,727

Metals & Mining - 0.1%
Barrick North America Finance LLC,
4.40%, 5/30/21	79	83
7.50%, 9/15/38	100	116
Newmont Mining Corp.,
5.88%, 4/1/35	100	107
4.88%, 3/15/42	150	141
Nucor Corp.,
5.85%, 6/1/18	200	211
4.00%, 8/1/23	250	263
6.40%, 12/1/37	150	187
5.20%, 8/1/43	125	141
Southern Copper Corp.,
3.88%, 4/23/25	100	99
7.50%, 7/27/35	300	346
6.75%, 4/16/40	90	97
5.88%, 4/23/45	500	491

		2,282

Oil & Gas Services & Equipment - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	1,075	1,098
5.13%, 9/15/40	210	231
Halliburton Co.,
3.50%, 8/1/23	715	726
4.85%, 11/15/35	75	79
7.45%, 9/15/39	840	1,128
Nabors Industries, Inc.,
4.63%, 9/15/21	295	300
5.50%, 1/15/23(6)	250	260
Oceaneering International, Inc.,
4.65%, 11/15/24	100	99

		3,921

Pharmaceuticals - 0.8%
AbbVie, Inc.,
2.50%, 5/14/20	440	440
2.30%, 5/14/21	800	784
2.90%, 11/6/22	1,000	988
3.60%, 5/14/25	225	223
4.40%, 11/6/42	415	390
4.70%, 5/14/45	840	824
Actavis, Inc.,
3.25%, 10/1/22	1,000	996
Allergan, Inc.,
1.35%, 3/15/18	100	99
Baxalta, Inc.,
2.88%, 6/23/20	370	370
5.25%, 6/23/45	625	667
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	499
2.00%, 8/1/22	600	585
Eli Lilly & Co.,
1.25%, 3/1/18	165	165
1.95%, 3/15/19	35	35
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	800	843
5.38%, 4/15/34	150	176
6.38%, 5/15/38	530	697
4.20%, 3/18/43	20	21
Johnson & Johnson,
1.88%, 12/5/19	300	302
1.65%, 3/1/21	185	182
3.55%, 5/15/21	250	265
2.45%, 3/1/26	500	478
6.95%, 9/1/29	100	137
4.38%, 12/5/33	250	275
5.95%, 8/15/37	100	131
4.85%, 5/15/41	400	469
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	993
2.80%, 5/18/23	300	301
2.75%, 2/10/25	500	491
3.60%, 9/15/42	25	24
4.15%, 5/18/43	60	62
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	785
5.85%, 6/30/39	575	725
Mylan, Inc.,
5.40%, 11/29/43	85	80

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Pharmaceuticals - 0.8% continued
Novartis Capital Corp.,
4.40%, 4/24/20	$185	$198
2.40%, 9/21/22	40	40
3.40%, 5/6/24	250	258
4.40%, 5/6/44	250	270
Pfizer, Inc.,
1.95%, 6/3/21	1,000	989
2.20%, 12/15/21	90	90
3.40%, 5/15/24	150	155
7.20%, 3/15/39	700	1,011
4.40%, 5/15/44	500	528
4.13%, 12/15/46	350	356
Pharmacia LLC,
6.60%, 12/1/28	125	159
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	50
Wyeth LLC,
5.95%, 4/1/37	725	912
Zoetis, Inc.,
1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	499
4.70%, 2/1/43	40	39

		20,096

Pipeline - 0.8%
Buckeye Partners L.P.,
4.88%, 2/1/21	50	53
4.35%, 10/15/24	35	36
5.60%, 10/15/44	500	506
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	440
8.38%, 6/15/32	471	584
Enable Midstream Partners L.P.,
2.40%, 5/15/19	250	245
3.90%, 5/15/24	200	190
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	210	224
4.20%, 9/15/21	65	68
7.50%, 4/15/38	50	59
Energy Transfer Partners L.P.,
4.90%, 2/1/24	770	796
6.63%, 10/15/36	1,010	1,094
7.50%, 7/1/38	200	232
Enterprise Products Operating LLC,
2.55%, 10/15/19	100	101
5.25%, 1/31/20	1,000	1,082
3.35%, 3/15/23	365	370
3.90%, 2/15/24	1,495	1,542
3.70%, 2/15/26	105	105
3.95%, 2/15/27	500	512
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	627
6.45%, 9/1/40	30	36
5.95%, 2/1/41	40	45
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	78
6.50%, 4/1/20	165	183
3.50%, 9/1/23	715	705
4.30%, 5/1/24	170	174
7.40%, 3/15/31	380	450
7.30%, 8/15/33	125	147
6.55%, 9/15/40	85	93
6.38%, 3/1/41	145	157
5.63%, 9/1/41	335	336
5.00%, 8/15/42	95	91
5.40%, 9/1/44	250	249
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	286
7.75%, 1/15/32	50	61
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	212
5.00%, 3/1/26	500	548
5.15%, 10/15/43	20	21
4.20%, 3/15/45	30	27
ONEOK Partners L.P.,
3.38%, 10/1/22	70	70
5.00%, 9/15/23	40	44
6.20%, 9/15/43	100	111
Phillips 66 Partners L.P.,
3.61%, 2/15/25	566	554
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	1,075	1,111
4.50%, 12/15/26	245	249
6.65%, 1/15/37	125	136
5.15%, 6/1/42	130	121

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Pipeline - 0.8% continued
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	$860	$888
5.50%, 4/15/23	155	160
Southern Union Co.,
8.25%, 11/15/29	25	29
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	366
8.00%, 10/1/19	1,000	1,137
3.30%, 3/15/23	200	193
7.50%, 9/15/38	50	61
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
3.38%, 10/15/26	200	191
5.95%, 9/25/43	300	340
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	200	202
5.95%, 12/1/25	175	195
5.30%, 4/1/44	100	97
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	588
7.00%, 10/15/28	100	117
8.38%, 6/15/32	215	268
7.63%, 4/1/37	5	6
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	130
Williams Partners L.P.,
6.30%, 4/15/40	875	934
5.80%, 11/15/43	200	205
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	155	160
4.88%, 3/15/24	325	328

		21,873

Power Generation - 0.1%
Consumers Energy Co.,
6.13%, 3/15/19	200	218
2.85%, 5/15/22	545	554
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	194
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	241
4.25%, 6/15/22	250	259
System Energy Resources, Inc.,
4.10%, 4/1/23	160	164

		1,630

Property & Casualty Insurance - 0.5%
Alleghany Corp.,
4.95%, 6/27/22	55	60
Allstate (The) Corp.,
5.55%, 5/9/35	50	59
6.13%, 5/15/37(1)	100	97
5.20%, 1/15/42	225	241
6.50%, 5/15/57(1)	225	255
American International Group, Inc.,
3.75%, 7/10/25	895	901
3.90%, 4/1/26	950	967
4.80%, 7/10/45	45	47
4.38%, 1/15/55	105	96
Aon Corp.,
5.00%, 9/30/20	200	215
Assurant, Inc.,
2.50%, 3/15/18	50	51
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	316
5.75%, 1/15/40	255	314
4.40%, 5/15/42	100	105
4.30%, 5/15/43	125	129
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	250	252
2.75%, 3/15/23	75	75
3.13%, 3/15/26	1,400	1,391
4.50%, 2/11/43	300	319
Chubb (The) Corp.,
5.75%, 5/15/18	325	343
6.00%, 5/11/37	50	62
6.50%, 5/15/38	85	114
Chubb INA Holdings, Inc.,
5.90%, 6/15/19	355	388
2.70%, 3/13/23	300	297
3.35%, 5/3/26	1,000	1,013
6.70%, 5/15/36	50	66
4.15%, 3/13/43	100	101

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Property & Casualty Insurance - 0.5% continued
CNA Financial Corp.,
7.35%, 11/15/19	$250	$284
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	273
5.13%, 4/15/22	145	161
5.95%, 10/15/36	285	326
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	117
Loews Corp.,
2.63%, 5/15/23	250	243
4.13%, 5/15/43	75	72
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	450	450
3.50%, 3/10/25	125	126
Progressive (The) Corp.,
3.75%, 8/23/21	330	349
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	89
Travelers (The) Cos., Inc.,
5.80%, 5/15/18	375	396
6.25%, 6/15/37	375	482
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	81

		11,817

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	33
3.70%, 9/15/24	915	927
6.40%, 12/15/35	40	48
8.15%, 10/17/36	15	20
6.15%, 3/1/37	70	82
6.65%, 11/15/37	550	677
7.85%, 3/1/39	100	134
6.90%, 8/15/39	310	389
4.95%, 10/15/45	500	514
Discovery Communications LLC,
5.63%, 8/15/19	250	270
4.38%, 6/15/21	880	928
3.30%, 5/15/22	340	339
3.25%, 4/1/23	750	731
6.35%, 6/1/40	195	207
Historic TW, Inc.,
6.88%, 6/15/18	250	267
NBCUniversal Media LLC,
2.88%, 1/15/23	1,340	1,337
6.40%, 4/30/40	115	149
4.45%, 1/15/43	10	10
Time Warner Cos., Inc.,
6.95%, 1/15/28	540	674

		7,736

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	105
4.10%, 6/1/21	20	21
3.05%, 9/1/22	440	449
3.75%, 4/1/24	355	373
3.40%, 9/1/24	190	196
6.20%, 8/15/36	455	583
5.75%, 5/1/40	225	275
4.40%, 3/15/42	280	292
CSX Corp.,
4.25%, 6/1/21	100	107
3.70%, 11/1/23	50	52
3.40%, 8/1/24	500	509
2.60%, 11/1/26	270	253
6.00%, 10/1/36	100	119
6.15%, 5/1/37	190	233
6.22%, 4/30/40	365	455
5.50%, 4/15/41	50	57
Kansas City Southern,
2.35%, 5/15/20	100	99
Norfolk Southern Corp.,
5.90%, 6/15/19	320	349
3.25%, 12/1/21	250	257
2.90%, 2/15/23	450	447
7.25%, 2/15/31	500	672
7.05%, 5/1/37	90	122
3.95%, 10/1/42	20	19
Union Pacific Corp.,
4.16%, 7/15/22	437	471
2.95%, 1/15/23	35	35
2.75%, 4/15/23	65	65
3.65%, 2/15/24	524	547

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Railroad - 0.3% continued
2.75%, 3/1/26	$300	$293
4.75%, 9/15/41	100	109
4.30%, 6/15/42	200	207

		7,771

Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	106
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	102
American Tower Corp.,
3.40%, 2/15/19	130	133
4.70%, 3/15/22	345	368
5.00%, 2/15/24	250	269
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	167
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	50
Boston Properties L.P.,
5.88%, 10/15/19	500	545
3.85%, 2/1/23	150	154
3.13%, 9/1/23	135	132
Camden Property Trust,
2.95%, 12/15/22	150	147
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	87
5.25%, 2/15/24	100	104
DDR Corp.,
3.50%, 1/15/21	150	152
3.38%, 5/15/23	115	112
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	163
3.63%, 10/1/22	250	252
Duke Realty L.P.,
4.38%, 6/15/22	100	107
EPR Properties,
7.75%, 7/15/20	50	57
5.75%, 8/15/22	100	108
Equity Commonwealth,
5.88%, 9/15/20	100	107
Equity One, Inc.,
3.75%, 11/15/22	100	102
ERP Operating L.P.,
4.75%, 7/15/20	335	360
4.63%, 12/15/21	111	121
4.50%, 6/1/45	55	55
Essex Portfolio L.P.,
3.25%, 5/1/23	50	50
3.88%, 5/1/24	200	204
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
3.15%, 8/1/22	100	99
4.25%, 11/15/23	90	92
3.88%, 8/15/24	860	860
3.40%, 2/1/25	200	191
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	220
Highwoods Realty L.P.,
3.63%, 1/15/23	100	99
Hospitality Properties Trust,
6.70%, 1/15/18	75	77
4.50%, 6/15/23	365	364
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	212
Kilroy Realty L.P.,
3.80%, 1/15/23	200	201
Kimco Realty Corp.,
3.20%, 5/1/21	240	244
Lexington Realty Trust,
4.40%, 6/15/24	200	196
Liberty Property L.P.,
4.13%, 6/15/22	250	260
4.40%, 2/15/24	80	84
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	100
National Retail Properties, Inc.,
3.80%, 10/15/22	100	103
3.30%, 4/15/23	100	99
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	100
Realty Income Corp.,
2.00%, 1/31/18	250	251
3.25%, 10/15/22	265	267
4.65%, 8/1/23	185	198

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Real Estate - 0.5% continued
Senior Housing Properties Trust,
3.25%, 5/1/19	$75	$75
4.75%, 5/1/24	125	125
Simon Property Group L.P.,
2.75%, 2/1/23	100	99
3.38%, 10/1/24	1,000	1,009
UDR, Inc.,
4.63%, 1/10/22	165	177
Ventas Realty L.P.,
5.70%, 9/30/43	100	112
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	418
3.25%, 8/15/22	320	323
Vornado Realty L.P.,
5.00%, 1/15/22	160	173
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	226
Welltower, Inc.,
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	78
5.13%, 3/15/43	150	155
Weyerhaeuser Co.,
4.63%, 9/15/23	185	199
6.88%, 12/15/33	740	900

		12,828

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	301
6.50%, 3/1/41	256	274
Phillips 66,
4.65%, 11/15/34	395	411
5.88%, 5/1/42	305	361
Valero Energy Corp.,
9.38%, 3/15/19	100	115
7.50%, 4/15/32	765	940
10.50%, 3/15/39	325	497

		2,899

Restaurants - 0.1%
McDonald’s Corp.,
5.35%, 3/1/18	100	104
2.20%, 5/26/20	1,890	1,891
3.63%, 5/20/21	100	104
6.30%, 10/15/37	505	635
3.70%, 2/15/42	100	89
Starbucks Corp.,
2.10%, 2/4/21	540	538
3.85%, 10/1/23	200	213
4.30%, 6/15/45	200	210

		3,784

Retail - Consumer Discretionary - 0.5%
Amazon.com, Inc.,
2.60%, 12/5/19	530	540
2.50%, 11/29/22	150	148
3.80%, 12/5/24	1,000	1,051
4.80%, 12/5/34	1,050	1,156
AutoZone, Inc.,
7.13%, 8/1/18	1,000	1,081
4.00%, 11/15/20	250	262
2.50%, 4/15/21	95	94
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	134
eBay, Inc.,
2.20%, 8/1/19	100	100
2.60%, 7/15/22	500	485
4.00%, 7/15/42	235	196
Home Depot (The), Inc.,
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	271
2.63%, 6/1/22	475	477
2.70%, 4/1/23	125	125
3.00%, 4/1/26	170	170
2.13%, 9/15/26	275	254
5.88%, 12/16/36	350	442
5.40%, 9/15/40	500	596
5.95%, 4/1/41	405	515
4.88%, 2/15/44	405	455
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	107
3.80%, 11/15/21	500	531
3.12%, 4/15/22	500	512
3.88%, 9/15/23	400	425
3.13%, 9/15/24	150	151
5.80%, 10/15/36	100	121
5.80%, 4/15/40	350	429
5.13%, 11/15/41	50	57

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Retail - Consumer Discretionary - 0.5% continued
4.65%, 4/15/42	$50	$53
3.70%, 4/15/46	250	233
QVC, Inc.,
4.45%, 2/15/25	415	399
5.45%, 8/15/34	450	410
Staples, Inc.,
2.75%, 1/12/18	125	126
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	153
2.50%, 5/15/23	705	690
2.25%, 9/15/26	1,000	921

		13,993

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	310	355
3.25%, 8/15/26	715	687
Sysco Corp.,
2.60%, 10/1/20	1,080	1,089
2.60%, 6/12/22	95	93
3.30%, 7/15/26	120	118
6.63%, 3/17/39	200	254

		2,596

Semiconductors - 0.3%
Altera Corp.,
2.50%, 11/15/18	20	20
4.10%, 11/15/23	1,340	1,442
Applied Materials, Inc.,
3.90%, 10/1/25	500	527
5.85%, 6/15/41	100	120
Intel Corp.,
2.70%, 12/15/22	395	397
3.70%, 7/29/25	500	527
4.00%, 12/15/32	150	155
4.80%, 10/1/41	250	275
4.90%, 7/29/45	730	817
KLA-Tencor Corp.,
4.65%, 11/1/24	300	318
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	49
QUALCOMM, Inc.,
3.00%, 5/20/22	100	101
3.45%, 5/20/25	1,000	1,017
4.65%, 5/20/35	760	803
Texas Instruments, Inc.,
1.00%, 5/1/18	300	299

		6,867

Software & Services - 1.0%
Autodesk, Inc.,
3.60%, 12/15/22	500	501
CA, Inc.,
2.88%, 8/15/18	80	81
4.50%, 8/15/23	250	260
Computer Sciences Corp.,
4.45%, 9/15/22	200	207
Equifax, Inc.,
3.30%, 12/15/22	365	371
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20(6)	805	819
4.90%, 10/15/25(6)	1,445	1,487
6.35%, 10/15/45(6)	200	202
International Business Machines Corp.,
7.63%, 10/15/18	1,045	1,154
2.25%, 2/19/21	1,000	999
2.90%, 11/1/21	235	240
3.38%, 8/1/23	425	437
3.63%, 2/12/24	375	391
7.00%, 10/30/25	385	495
3.45%, 2/19/26	490	501
6.50%, 1/15/28	100	127
5.60%, 11/30/39	275	335
Microsoft Corp.,
1.00%, 5/1/18	100	100
4.20%, 6/1/19	250	266
2.00%, 11/3/20	650	651
1.55%, 8/8/21	165	160
2.65%, 11/3/22	415	418
3.63%, 12/15/23	335	353
3.13%, 11/3/25	1,810	1,830
2.40%, 8/8/26	535	505
3.50%, 2/12/35	130	125
4.20%, 11/3/35	40	42
4.50%, 10/1/40	890	946
3.50%, 11/15/42	150	137
4.88%, 12/15/43	365	405
4.45%, 11/3/45	360	384

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Software & Services - 1.0% continued
3.70%, 8/8/46	$950	$894
4.00%, 2/12/55	350	331
3.95%, 8/8/56	335	316
Moody’s Corp.,
4.88%, 2/15/24	250	270
Oracle Corp.,
5.75%, 4/15/18	150	159
5.00%, 7/8/19	15	16
2.25%, 10/8/19	30	30
1.90%, 9/15/21	2,305	2,253
2.50%, 5/15/22	280	278
2.40%, 9/15/23	565	547
3.40%, 7/8/24	2,075	2,114
2.95%, 5/15/25	1,000	980
2.65%, 7/15/26	1,230	1,168
4.30%, 7/8/34	10	10
6.13%, 7/8/39	290	365
5.38%, 7/15/40	470	546
4.00%, 7/15/46	500	478
4.38%, 5/15/55	25	25
S&P Global, Inc.,
6.55%, 11/15/37	100	119
Symantec Corp.,
4.20%, 9/15/20	140	144
Xerox Corp.,
6.35%, 5/15/18	410	432
5.63%, 12/15/19	120	129
2.80%, 5/15/20	290	285
3.80%, 5/15/24	130	125
6.75%, 12/15/39	60	60

		27,003

Supermarkets & Pharmacies - 0.4%
CVS Health Corp.,
1.90%, 7/20/18	215	216
2.25%, 8/12/19	95	95
4.13%, 5/15/21	100	106
2.75%, 12/1/22	850	837
3.88%, 7/20/25	2,138	2,206
5.30%, 12/5/43	750	850
5.13%, 7/20/45	330	368
Kroger (The) Co.,
6.15%, 1/15/20	25	28
2.95%, 11/1/21	660	664
3.40%, 4/15/22	400	408
2.65%, 10/15/26	1,135	1,054
7.50%, 4/1/31	200	269
6.90%, 4/15/38	100	128
Walgreen Co.,
5.25%, 1/15/19	131	139
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	100	101
2.60%, 6/1/21	1,500	1,491
3.45%, 6/1/26	375	368
4.50%, 11/18/34	50	50
4.65%, 6/1/46	635	644

		10,022

Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	56	66
4.75%, 5/5/21	725	790
2.85%, 8/9/22	100	100
2.95%, 5/2/23	100	100
2.63%, 9/16/26	95	90
4.25%, 8/9/42	135	133
4.50%, 5/2/43	250	254
5.38%, 1/31/44	370	427
3.88%, 9/16/46	440	406
Philip Morris International, Inc.,
5.65%, 5/16/18	875	922
1.38%, 2/25/19	130	129
4.50%, 3/26/20	250	268
4.13%, 5/17/21	250	267
2.90%, 11/15/21	300	304
2.63%, 3/6/23	100	98
3.38%, 8/11/25	250	254
6.38%, 5/16/38	280	359
3.88%, 8/21/42	150	139
4.13%, 3/4/43	100	97
4.88%, 11/15/43	100	108
4.25%, 11/10/44	350	346
Reynolds American, Inc.,
3.25%, 6/12/20	861	882
7.25%, 6/15/37	500	655
6.15%, 9/15/43	65	79
5.85%, 8/15/45	310	367

		7,640

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	$90	$100
FedEx Corp.,
8.00%, 1/15/19	290	325
2.30%, 2/1/20	250	250
2.70%, 4/15/23	685	676
4.00%, 1/15/24	100	105
3.90%, 2/1/35	100	96
3.88%, 8/1/42	50	46
4.10%, 4/15/43	50	47
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	96
PACCAR Financial Corp.,
1.45%, 3/9/18	365	365
1.75%, 8/14/18	100	100
2.20%, 9/15/19	100	101
2.25%, 2/25/21	250	248
Ryder System, Inc.,
2.50%, 3/1/18	100	101
2.55%, 6/1/19	135	136
2.65%, 3/2/20	900	905
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	59
United Parcel Service, Inc.,
5.50%, 1/15/18	625	651
2.45%, 10/1/22	160	159
6.20%, 1/15/38	160	211
3.63%, 10/1/42	105	100
3.40%, 11/15/46	290	267

		5,144

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,410
Marriott International, Inc.,
6.75%, 5/15/18	200	213
3.00%, 3/1/19	250	255
3.38%, 10/15/20	125	128
3.13%, 10/15/21	750	758
3.25%, 9/15/22	50	51
3.13%, 2/15/23	150	146
3.13%, 6/15/26	130	123
Wyndham Worldwide Corp.,
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	104

		3,208

Utilities - 2.2%
Alabama Power Co.,
6.13%, 5/15/38	50	63
5.50%, 3/15/41	150	176
4.10%, 1/15/42	730	726
3.85%, 12/1/42	60	57
Ameren Illinois Co.,
2.70%, 9/1/22	500	501
3.25%, 3/1/25	500	505
American Water Capital Corp.,
3.40%, 3/1/25	35	36
6.59%, 10/15/37	125	167
4.30%, 12/1/42	75	79
Appalachian Power Co.,
4.60%, 3/30/21	250	268
6.38%, 4/1/36	1,000	1,228
7.00%, 4/1/38	75	99
Arizona Public Service Co.,
8.75%, 3/1/19	250	284
4.50%, 4/1/42	230	242
4.70%, 1/15/44	100	107
Atmos Energy Corp.,
4.15%, 1/15/43	250	244
4.13%, 10/15/44	75	75
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	286
2.40%, 8/15/26	130	121
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	150
6.13%, 4/1/36	600	749
6.50%, 9/15/37	200	260
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	103
4.50%, 4/1/44	50	54
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	89
6.63%, 11/1/37	50	60
5.85%, 1/15/41	50	57

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.2% continued
CMS Energy Corp.,
6.25%, 2/1/20	$200	$221
3.00%, 5/15/26	40	38
4.70%, 3/31/43	301	315
Commonwealth Edison Co.,
5.80%, 3/15/18	300	315
6.45%, 1/15/38	200	262
3.80%, 10/1/42	90	86
4.60%, 8/15/43	100	108
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	411
4.30%, 4/15/44	15	15
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	268
3.30%, 12/1/24	185	188
5.30%, 3/1/35	150	172
5.85%, 3/15/36	100	121
6.20%, 6/15/36	200	251
6.75%, 4/1/38	100	135
5.50%, 12/1/39	85	100
5.70%, 6/15/40	450	545
4.45%, 3/15/44	100	104
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	83
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	131
Dominion Gas Holdings LLC,
2.50%, 12/15/19	280	283
Dominion Resources, Inc.,
6.40%, 6/15/18	20	21
2.50%, 12/1/19	90	91
5.25%, 8/1/33	250	270
5.95%, 6/15/35	750	867
7.00%, 6/15/38	20	26
4.90%, 8/1/41	35	37
4.05%, 9/15/42	100	93
DTE Electric Co.,
5.60%, 6/15/18	125	132
2.65%, 6/15/22	160	161
6.63%, 6/1/36	200	264
5.70%, 10/1/37	50	62
3.95%, 6/15/42	100	99
DTE Energy Co.,
6.38%, 4/15/33	50	61
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	208
5.10%, 4/15/18	65	68
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	134
6.10%, 6/1/37	150	185
6.00%, 1/15/38	35	43
6.05%, 4/15/38	175	221
3.75%, 6/1/45	350	333
Duke Energy Corp.,
6.25%, 6/15/18	100	106
3.75%, 4/15/24	100	103
3.75%, 9/1/46	120	108
Duke Energy Florida LLC,
5.65%, 6/15/18	225	238
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	64
6.40%, 6/15/38	285	376
3.40%, 10/1/46	290	258
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	400	378
Duke Energy Indiana, Inc.,
6.35%, 8/15/38	25	33
6.45%, 4/1/39	225	295
4.20%, 3/15/42	100	99
4.90%, 7/15/43	1,000	1,108
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	136
Duke Energy Progress LLC,
5.30%, 1/15/19	150	160
3.00%, 9/15/21	150	154
2.80%, 5/15/22	100	101
4.10%, 3/15/43	200	200
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	251
Entergy Louisiana LLC,
6.50%, 9/1/18	100	107
5.40%, 11/1/24	150	173
3.05%, 6/1/31	950	899
Entergy Texas, Inc.,
7.13%, 2/1/19	250	275

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.2% continued
Eversource Energy,
2.80%, 5/1/23	$105	$103
3.15%, 1/15/25	100	99
Exelon Corp.,
5.63%, 6/15/35	75	83
Florida Power & Light Co.,
5.65%, 2/1/37	335	406
5.95%, 2/1/38	150	192
5.96%, 4/1/39	250	323
5.69%, 3/1/40	400	497
4.13%, 2/1/42	250	256
4.05%, 6/1/42	100	102
Georgia Power Co.,
4.25%, 12/1/19	500	531
2.40%, 4/1/21	75	75
2.85%, 5/15/22	100	100
5.40%, 6/1/40	250	286
4.30%, 3/15/42	60	61
4.30%, 3/15/43	100	101
Great Plains Energy, Inc.,
5.29%, 6/15/22(2)	220	239
Interstate Power & Light Co.,
4.70%, 10/15/43	50	52
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	496
5.30%, 10/1/41	50	53
KeySpan Corp.,
5.80%, 4/1/35	425	482
Louisville Gas & Electric Co.,
4.38%, 10/1/45	475	499
MidAmerican Energy Co.,
5.30%, 3/15/18	500	521
3.50%, 10/15/24	100	103
4.80%, 9/15/43	100	111
4.40%, 10/15/44	150	159
Midamerican Funding LLC,
6.93%, 3/1/29	50	66
Mississippi Power Co.,
4.25%, 3/15/42	355	307
National Fuel Gas Co.,
4.90%, 12/1/21	150	159
3.75%, 3/1/23	250	244
Nevada Power Co.,
6.65%, 4/1/36	100	132
6.75%, 7/1/37	1,000	1,314
5.45%, 5/15/41	35	41
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67(1)	25	22
NiSource Finance Corp.,
5.45%, 9/15/20	200	218
5.95%, 6/15/41	100	119
5.25%, 2/15/43	100	111
4.80%, 2/15/44	80	84
Northern States Power Co.,
5.25%, 3/1/18	125	131
6.25%, 6/1/36	100	130
5.35%, 11/1/39	1,065	1,276
NSTAR Electric Co.,
2.38%, 10/15/22	100	98
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	168
4.20%, 12/1/42	50	48
4.55%, 6/1/44	260	257
Ohio Power Co.,
6.60%, 2/15/33	100	123
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	70
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	243
4.10%, 6/1/22	250	267
7.25%, 1/15/33	200	277
7.50%, 9/1/38	145	209
Pacific Gas & Electric Co.,
4.25%, 5/15/21	432	460
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	99
3.75%, 2/15/24	1,000	1,042
6.05%, 3/1/34	550	688
5.80%, 3/1/37	100	122
5.40%, 1/15/40	160	187
3.75%, 8/15/42	50	47
4.60%, 6/15/43	125	132
4.30%, 3/15/45	250	256
PacifiCorp,
2.95%, 2/1/22	100	102

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.2% continued
5.25%, 6/15/35	$50	$57
6.10%, 8/1/36	200	252
6.25%, 10/15/37	275	356
6.00%, 1/15/39	60	76
PECO Energy Co.,
5.35%, 3/1/18	25	26
4.80%, 10/15/43	100	112
Potomac Electric Power Co.,
3.60%, 3/15/24	150	155
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	1,035	1,058
5.00%, 3/15/44	100	106
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	507
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	356
5.20%, 7/15/41	35	41
4.13%, 6/15/44	100	101
Progress Energy, Inc.,
7.75%, 3/1/31	50	69
PSEG Power LLC,
2.45%, 11/15/18	35	35
3.00%, 6/15/21	315	316
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,032
2.25%, 9/15/22	100	98
2.50%, 3/15/23	150	148
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	159
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	603
2.30%, 9/15/18	165	167
3.00%, 5/15/25	500	500
5.38%, 11/1/39	250	294
3.95%, 5/1/42	50	50
3.65%, 9/1/42	30	29
Puget Energy, Inc.,
3.65%, 5/15/25	500	493
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	305
5.64%, 4/15/41	80	97
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	67
3.60%, 9/1/23	200	209
6.13%, 9/15/37	50	64
4.50%, 8/15/40	150	161
3.95%, 11/15/41	100	100
4.30%, 4/1/42	150	156
SCANA Corp.,
4.75%, 5/15/21	75	78
4.13%, 2/1/22	135	136
Sempra Energy,
6.15%, 6/15/18	400	424
2.40%, 3/15/20	250	250
2.88%, 10/1/22	60	59
6.00%, 10/15/39	250	298
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	164
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	123
6.05%, 1/15/38	265	328
4.35%, 2/1/42	115	117
5.10%, 6/1/65	50	55
Southern (The) Co.,
2.45%, 9/1/18	35	35
2.35%, 7/1/21	2,000	1,966
3.25%, 7/1/26	1,000	973
Southern California Edison Co.,
5.50%, 8/15/18	100	106
3.88%, 6/1/21	150	159
2.40%, 2/1/22	180	179
6.65%, 4/1/29	300	372
6.00%, 1/15/34	100	124
5.35%, 7/15/35	586	687
5.55%, 1/15/37	275	329
5.95%, 2/1/38	100	126
6.05%, 3/15/39	50	64
5.50%, 3/15/40	150	180
3.90%, 3/15/43	150	148
Southern California Gas Co.,
5.75%, 11/15/35	150	182
3.75%, 9/15/42	575	562

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Utilities - 2.2% continued
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	$1,150	$1,182
5.88%, 3/15/41	100	116
Southern Power Co.,
2.38%, 6/1/20	155	154
5.25%, 7/15/43	60	60
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	419
3.55%, 2/15/22	150	155
2.75%, 10/1/26	130	123
6.20%, 3/15/40	200	240
Southwestern Public Service Co.,
6.00%, 10/1/36	100	120
Tampa Electric Co.,
2.60%, 9/15/22	220	216
4.10%, 6/15/42	50	48
Union Electric Co.,
3.90%, 9/15/42	50	49
Virginia Electric & Power Co.,
1.20%, 1/15/18	75	75
5.40%, 4/30/18	425	446
2.95%, 1/15/22	95	96
6.00%, 1/15/36	37	46
6.00%, 5/15/37	15	19
8.88%, 11/15/38	300	478
4.65%, 8/15/43	150	163
4.45%, 2/15/44	75	79
Westar Energy, Inc.,
4.13%, 3/1/42	215	213
4.10%, 4/1/43	60	60
4.63%, 9/1/43	150	161
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	87
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	183
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	292
4.10%, 10/15/44	100	101
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	110
Xcel Energy, Inc.,
4.70%, 5/15/20	100	106
6.50%, 7/1/36	100	126

		57,820

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	170
5.50%, 9/15/19	220	239
5.00%, 3/1/20	400	432
5.25%, 11/15/21	500	556
3.55%, 6/1/22	100	104
3.20%, 3/15/25	290	288
Waste Management, Inc.,
6.10%, 3/15/18	250	263
2.90%, 9/15/22	110	110
3.13%, 3/1/25	1,000	1,001
3.90%, 3/1/35	125	124
4.10%, 3/1/45	500	495

		3,782

Wireless Telecommunications Services - 0.9%
Ameritech Capital Funding Corp.,
6.45%, 1/15/18	50	52
AT&T, Inc.,
1.75%, 1/15/18	55	55
2.80%, 2/17/21	310	308
4.45%, 5/15/21	625	661
3.80%, 3/15/22	505	518
3.90%, 3/11/24	760	769
4.45%, 4/1/24	645	672
3.40%, 5/15/25	2,025	1,952
4.13%, 2/17/26	905	916
6.35%, 3/15/40	45	51
6.00%, 8/15/40	1,095	1,204
5.35%, 9/1/40	333	342
5.55%, 8/15/41	315	328
4.80%, 6/15/44	250	236
4.50%, 3/9/48	1,406	1,263
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	572
Verizon Communications, Inc.,
4.50%, 9/15/20	500	535
4.60%, 4/1/21	225	241
3.00%, 11/1/21	365	368

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.1% continued
Wireless Telecommunications Services - 0.9% continued
3.50%, 11/1/21	$15	$16
5.15%, 9/15/23	3,750	4,147
2.63%, 8/15/26	250	230
6.40%, 9/15/33	1,065	1,285
5.05%, 3/15/34	35	37
4.40%, 11/1/34	85	84
6.25%, 4/1/37	810	960
6.40%, 2/15/38	865	1,044
7.35%, 4/1/39	1,005	1,297
6.00%, 4/1/41	445	511
5.01%, 8/21/54	1,150	1,144
4.67%, 3/15/55	1,065	1,000

		22,798

Wireline Telecommunications Services - 0.1%
Pacific Bell Telephone Co.,
7.13%, 3/15/26	1,390	1,687
Qwest Corp.,
6.88%, 9/15/33	98	94

		1,781

Total Corporate Bonds (Cost $620,249)		630,839

FOREIGN ISSUER BONDS - 8.8%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	102

Auto Parts Manufacturing - 0.0%
Delphi Automotive PLC,
4.25%, 1/15/26	1,000	1,035

Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	502
2.30%, 6/1/21	250	246
Barclays Bank PLC,
5.14%, 10/14/20	500	528
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
3.25%, 3/3/23	250	252
BPCE S.A.,
2.50%, 7/15/19	500	503
2.65%, 2/3/21	250	250
4.00%, 4/15/24	250	259
Canadian Imperial Bank of Commerce,
1.55%, 1/23/18	150	150
Commonwealth Bank of Australia,
2.50%, 9/20/18	250	253
2.25%, 3/13/19	250	251
2.30%, 3/12/20	1,000	995
Cooperatieve Rabobank U.A.,
1.70%, 3/19/18	125	125
1.38%, 8/9/19	500	492
4.50%, 1/11/21	1,000	1,075
3.88%, 2/8/22	750	792
3.95%, 11/9/22	250	257
3.38%, 5/21/25	500	507
5.75%, 12/1/43	250	290
Credit Suisse A.G.,
6.00%, 2/15/18	250	260
1.70%, 4/27/18	500	499
5.30%, 8/13/19	1,000	1,079
5.40%, 1/14/20	500	536
3.00%, 10/29/21	1,250	1,262
3.63%, 9/9/24	750	755
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	675
4.88%, 5/15/45	500	513
Deutsche Bank A.G.,
2.50%, 2/13/19	250	248
National Australia Bank Ltd.,
1.88%, 7/23/18	250	250
2.00%, 1/14/19	500	500
Santander UK PLC,
3.05%, 8/23/18	200	203
2.50%, 3/14/19	90	90
2.38%, 3/16/20	750	746
4.00%, 3/13/24	250	260
Skandinaviska Enskilda Banken AB,
1.88%, 9/13/21	980	948
Sumitomo Mitsui Banking Corp.,
2.50%, 7/19/18	250	252
2.25%, 7/11/19	785	784
2.45%, 1/16/20	510	508
3.00%, 1/18/23	210	208
3.65%, 7/23/25	500	510

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Banks - 1.0% continued
Svenska Handelsbanken AB,
1.63%, 3/21/18	$900	$899
2.50%, 1/25/19	250	253
2.45%, 3/30/21	250	248
1.88%, 9/7/21	275	265
Toronto-Dominion Bank (The),
1.40%, 4/30/18	165	165
1.75%, 7/23/18	370	370
2.63%, 9/10/18	200	203
2.25%, 11/5/19	270	272
2.13%, 4/7/21	2,000	1,969
Westpac Banking Corp.,
2.25%, 7/30/18	250	252
2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	268
2.30%, 5/26/20	350	348
2.10%, 5/13/21	365	357
2.00%, 8/19/21	250	243
2.70%, 8/19/26	1,000	948

		26,124

Chemicals - 0.2%
Agrium, Inc.,
3.15%, 10/1/22	200	199
3.38%, 3/15/25	1,135	1,099
7.13%, 5/23/36	100	125
6.13%, 1/15/41	100	114
5.25%, 1/15/45	250	260
LYB International Finance B.V.,
4.00%, 7/15/23	185	193
5.25%, 7/15/43	565	608
LyondellBasell Industries N.V.,
5.00%, 4/15/19	1,500	1,585
4.63%, 2/26/55	35	33
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	100	106
3.00%, 4/1/25	180	170
5.88%, 12/1/36	50	55
5.63%, 12/1/40	250	270

		4,817

Commercial Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.95%, 2/1/22	250	252

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	151

Diversified Banks - 0.8%
Bank of Montreal,
1.45%, 4/9/18	250	249
1.80%, 7/31/18	550	550
2.38%, 1/25/19	35	35
1.50%, 7/18/19	335	331
2.10%, 12/12/19	180	180
2.55%, 11/6/22	300	296
Bank of Nova Scotia (The),
2.05%, 6/5/19	700	701
2.13%, 9/11/19	225	226
1.85%, 4/14/20	200	197
4.38%, 1/13/21	250	267
2.45%, 3/22/21	735	732
1.88%, 4/26/21	387	378
Barclays PLC,
3.25%, 1/12/21	1,000	1,001
3.20%, 8/10/21	725	717
3.65%, 3/16/25	700	677
5.25%, 8/17/45	200	214
BNP Paribas S.A.,
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,091
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,189
2.95%, 5/25/21	1,600	1,599
4.88%, 1/14/22	500	540
4.00%, 3/30/22	500	517
6.50%, 9/15/37	300	372
6.80%, 6/1/38	150	190
5.25%, 3/14/44	1,000	1,071
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 9/13/21	820	797
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	456
Royal Bank of Canada,
2.20%, 7/27/18	350	352
1.80%, 7/30/18	250	251
2.00%, 10/1/18	320	322
2.15%, 3/15/19	500	502
1.63%, 4/15/19	250	249

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Diversified Banks - 0.8% continued
2.20%, 9/23/19	$275	$277
1.88%, 2/5/20	325	323
2.15%, 3/6/20	500	497
2.10%, 10/14/20	250	249
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	248
Societe Generale S.A.,
2.63%, 10/1/18	250	253
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	479
2.63%, 7/14/26	1,000	929

		19,816

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
5.00%, 3/30/20	155	167
5.70%, 3/1/41	250	283
4.63%, 7/2/44(2)	465	462
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	129
7.13%, 10/1/37	50	65

		1,106

Exploration & Production - 0.2%
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	412
7.40%, 12/1/31	120	157
Canadian Natural Resources Ltd.,
1.75%, 1/15/18	80	80
3.45%, 11/15/21	665	680
3.80%, 4/15/24	175	174
3.90%, 2/1/25	760	762
7.20%, 1/15/32	15	18
6.45%, 6/30/33	135	152
6.75%, 2/1/39	200	233
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	241
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	220	258
Encana Corp.,
6.63%, 8/15/37	180	194
Nexen Energy ULC,
6.20%, 7/30/19	215	234
7.88%, 3/15/32	75	100
5.88%, 3/10/35	210	236
6.40%, 5/15/37	390	462

		4,393

Financial Services - 0.3%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	500	508
4.42%, 11/15/35	3,000	3,144
Invesco Finance PLC,
4.00%, 1/30/24	100	104
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	431
UBS A.G.,
2.38%, 8/14/19	2,000	2,010
4.88%, 8/4/20	400	433

		6,630

Food & Beverage - 0.0%
Diageo Capital PLC,
1.13%, 4/29/18	275	273
3.88%, 4/29/43	175	167

		440

Government Agencies - 0.1%
Japan Bank for International Cooperation,
1.75%, 11/13/18	500	499
1.75%, 5/29/19	1,000	994
1.88%, 4/20/21	800	781

		2,274

Government Development Banks - 0.8%
Export Development Canada,
1.50%, 10/3/18	250	251
1.50%, 5/26/21	1,000	976
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,046
2.63%, 5/26/26	1,000	943
Korea Development Bank (The),
3.00%, 3/17/19	200	204
3.00%, 9/14/22	215	217
Kreditanstalt fuer Wiederaufbau,
4.38%, 3/15/18	375	389
1.88%, 4/1/19	1,000	1,007

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Government Development Banks - 0.8% continued
1.75%, 10/15/19	$1,000	$1,001
4.00%, 1/27/20	1,500	1,599
1.88%, 6/30/20	3,000	2,994
2.75%, 9/8/20	500	514
2.75%, 10/1/20	1,000	1,029
2.63%, 1/25/22	900	917
2.00%, 10/4/22	250	245
2.13%, 1/17/23	1,000	985
2.00%, 5/2/25	1,500	1,435
0.00%, 4/18/36(7)	500	267
Landwirtschaftliche Rentenbank,
1.00%, 4/4/18	500	498
1.88%, 9/17/18	200	202
1.38%, 10/23/19	140	139
2.38%, 6/10/25	1,000	982
Oesterreichische Kontrollbank A.G.,
1.63%, 3/12/19	300	300
1.13%, 4/26/19	350	345
2.38%, 10/1/21	1,000	1,004
Svensk Exportkredit AB,
1.88%, 6/23/20	500	497
1.75%, 3/10/21	500	491

		20,477

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	526

Government Regional - 0.3%
Hydro-Quebec,
9.40%, 2/1/21	200	249
Province of British Columbia Canada,
2.65%, 9/22/21	150	153
2.00%, 10/23/22	300	294
7.25%, 9/1/36	175	261
Province of Manitoba Canada,
1.75%, 5/30/19	100	100
9.25%, 4/1/20	150	181
2.10%, 9/6/22	100	98
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	438
Province of Ontario Canada,
1.20%, 2/14/18	250	249
1.65%, 9/27/19	250	249
4.00%, 10/7/19	835	882
4.40%, 4/14/20	500	539
2.45%, 6/29/22	500	500
2.50%, 4/27/26	500	482
Province of Quebec Canada,
4.63%, 5/14/18	350	365
2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	877
7.50%, 7/15/23	300	378
7.13%, 2/9/24	100	125
2.88%, 10/16/24	250	251
7.50%, 9/15/29	375	525
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	255

		7,553

Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	334
5.75%, 12/1/34	142	121

		455

Integrated Oils - 0.9%
BP Capital Markets PLC,
4.75%, 3/10/19	155	164
2.52%, 1/15/20	290	292
2.50%, 11/6/22	1,035	1,014
2.75%, 5/10/23	1,140	1,119
3.99%, 9/26/23	120	126
3.81%, 2/10/24	540	561
3.54%, 11/4/24	650	660
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	307
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	937
Husky Energy, Inc.,
6.15%, 6/15/19	50	54
7.25%, 12/15/19	10	11
4.00%, 4/15/24	100	102
Petro-Canada,
6.05%, 5/15/18	50	53
5.95%, 5/15/35	430	506
6.80%, 5/15/38	130	169
Petroleos Mexicanos,
3.50%, 7/18/18	85	86

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Integrated Oils - 0.9% continued
3.50%, 7/23/20	$2,900	$2,838
5.50%, 1/21/21	570	586
4.88%, 1/24/22	4,000	4,012
3.50%, 1/30/23	75	69
6.63%, 6/15/35	200	197
6.50%, 6/2/41	190	178
5.63%, 1/23/46	1,000	830
Shell International Finance B.V.,
1.38%, 5/10/19	745	738
2.13%, 5/11/20	280	280
2.38%, 8/21/22	1,140	1,120
2.25%, 1/6/23	560	541
3.25%, 5/11/25	260	260
2.88%, 5/10/26	80	77
6.38%, 12/15/38	870	1,122
3.63%, 8/21/42	200	181
4.55%, 8/12/43	120	125
4.38%, 5/11/45	330	334
Statoil ASA,
5.25%, 4/15/19	415	446
2.75%, 11/10/21	895	904
7.75%, 6/15/23	100	126
3.70%, 3/1/24	115	120
3.25%, 11/10/24	125	127
7.15%, 1/15/29	250	333
4.25%, 11/23/41	350	349
Suncor Energy, Inc.,
6.10%, 6/1/18	480	508
7.15%, 2/1/32	200	254
5.95%, 12/1/34	50	59
Total Capital International S.A.,
2.10%, 6/19/19	1,000	1,005
2.75%, 6/19/21	325	329
2.88%, 2/17/22	490	494
3.70%, 1/15/24	125	131

		24,834

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	213
3.50%, 11/28/22	200	200

		413

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	103

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	36

Medical Equipment & Devices Manufacturing - 0.1%
Koninklijke Philips N.V.,
3.75%, 3/15/22	1,250	1,303
6.88%, 3/11/38	225	278
5.00%, 3/15/42	100	102

		1,683

Metals & Mining - 0.1%
Barrick Gold Corp.,
4.10%, 5/1/23	93	95
BHP Billiton Finance USA Ltd.,
2.05%, 9/30/18	200	201
6.50%, 4/1/19	200	219
3.25%, 11/21/21	250	258
4.13%, 2/24/42	600	590
Goldcorp, Inc.,
2.13%, 3/15/18	200	200
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	111
5.75%, 6/1/35	100	107
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	228	263
Rio Tinto Finance USA PLC,
2.88%, 8/21/22	145	146
4.75%, 3/22/42	150	161
4.13%, 8/21/42	300	295
Vale Overseas Ltd.,
4.38%, 1/11/22	155	152

		2,798

Pharmaceuticals - 0.6%
Actavis Funding SCS,
2.45%, 6/15/19	125	125
3.00%, 3/12/20	1,500	1,521
3.85%, 6/15/24	2,000	2,018
3.80%, 3/15/25	1,180	1,181
4.85%, 6/15/44	870	863
4.75%, 3/15/45	360	353

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Pharmaceuticals - 0.6% continued
AstraZeneca PLC,
1.95%, 9/18/19	$225	$225
2.38%, 11/16/20	300	299
6.45%, 9/15/37	450	582
4.00%, 9/18/42	250	237
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	1,008
Mylan N.V.,
3.15%, 6/15/21(6)	1,250	1,227
3.95%, 6/15/26(6)	285	267
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	910
Perrigo Finance Unlimited Co.,
3.50%, 3/15/21	250	253
Sanofi,
1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	532
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	966
Teva Pharmaceutical Finance Co. B.V.,
3.65%, 11/10/21	156	158
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	213
Teva Pharmaceutical Finance Netherlands III B.V.,
2.20%, 7/21/21	1,540	1,473
3.15%, 10/1/26	1,000	922

		15,373

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	152
4.50%, 6/10/44	40	37
TransCanada PipeLines Ltd.,
3.13%, 1/15/19	235	240
9.88%, 1/1/21	175	220
5.85%, 3/15/36	200	239
6.20%, 10/15/37	840	1,042
6.35%, 5/15/67(1)	100	83

		2,013

Property & Casualty Insurance - 0.1%
Aon PLC,
4.25%, 12/12/42	450	422
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	278
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	121
Trinity Acquisition PLC,
6.13%, 8/15/43	75	80
Willis Group Holdings PLC,
5.75%, 3/15/21	450	492
XLIT Ltd.,
4.45%, 3/31/25	210	208
6.25%, 5/15/27	50	59
5.25%, 12/15/43	250	258

		1,918

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	597

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	538
2.85%, 12/15/21	85	86
2.75%, 3/1/26	250	244
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	20
6.20%, 6/1/36	40	52
6.38%, 11/15/37	20	26
3.50%, 11/15/42	150	139
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	53
5.95%, 5/15/37	710	846

		2,037

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	208
5.50%, 8/15/35	150	159
5.65%, 11/23/43	285	314

		681

Sovereigns - 1.0%
Canada Government International Bond,
1.63%, 2/27/19	165	166
Chile Government International Bond,
3.25%, 9/14/21	400	413

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Sovereigns - 1.0% continued
3.13%, 1/21/26	$500	$493
3.63%, 10/30/42	200	186
Colombia Government International Bond,
7.38%, 3/18/19	250	278
4.38%, 7/12/21	1,000	1,047
4.50%, 1/28/26	500	515
7.38%, 9/18/37	350	425
6.13%, 1/18/41	250	270
5.63%, 2/26/44	500	515
5.00%, 6/15/45	500	474
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,120
Israel Government International Bond,
5.13%, 3/26/19	250	269
4.00%, 6/30/22	250	265
4.50%, 1/30/43	200	199
Korea International Bond,
7.13%, 4/16/19	150	168
3.88%, 9/11/23	200	214
Mexico Government International Bond,
5.95%, 3/19/19	500	540
5.13%, 1/15/20	1,360	1,460
3.50%, 1/21/21	1,000	1,016
4.00%, 10/2/23	150	150
7.50%, 4/8/33	100	126
6.75%, 9/27/34	750	889
6.05%, 1/11/40	820	887
4.75%, 3/8/44	1,000	909
5.55%, 1/21/45	500	511
4.60%, 1/23/46	500	449
4.35%, 1/15/47	500	429
Panama Government International Bond,
4.00%, 9/22/24	575	585
3.75%, 3/16/25	500	496
6.70%, 1/26/36	550	667
Peruvian Government International Bond,
7.35%, 7/21/25	500	642
6.55%, 3/14/37	500	628
5.63%, 11/18/50	600	680
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,075
10.63%, 3/16/25	500	768
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	703
6.38%, 10/23/34	500	650
5.00%, 1/13/37	500	564
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	187
Republic of Poland Government International Bond,
6.38%, 7/15/19	400	444
5.13%, 4/21/21	150	164
3.00%, 3/17/23	1,000	980
4.00%, 1/22/24	150	153
Republic of South Africa Government International Bond,
6.88%, 5/27/19	275	297
5.38%, 7/24/44	500	492
Uruguay Government International Bond,
7.63%, 3/21/36	250	312
4.13%, 11/20/45	400	329

		25,435

Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	400	443

Supranationals - 1.7%
African Development Bank,
0.88%, 3/15/18	250	249
1.13%, 3/4/19	165	163
1.00%, 5/15/19	1,000	986
1.13%, 9/20/19	375	369
1.25%, 7/26/21	500	480
Asian Development Bank,
0.88%, 4/26/18	395	393
1.13%, 6/5/18	1,000	997
5.59%, 7/16/18	50	53
1.75%, 9/11/18	150	151
1.38%, 1/15/19	250	249
1.75%, 3/21/19	1,500	1,508
1.88%, 4/12/19	150	151

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Supranationals - 1.7% continued
1.50%, 1/22/20	$250	$249
1.38%, 3/23/20	250	247
2.13%, 11/24/21	100	99
2.00%, 4/24/26	1,000	948
Corp. Andina de Fomento,
4.38%, 6/15/22	613	650
Council Of Europe Development Bank,
1.75%, 11/14/19	1,000	1,000
European Bank for Reconstruction & Development,
1.00%, 6/15/18	150	149
1.75%, 6/14/19	200	200
1.75%, 11/26/19	1,000	1,002
1.50%, 3/16/20	250	248
1.13%, 8/24/20	500	488
European Investment Bank,
1.00%, 3/15/18	2,000	1,992
1.25%, 5/15/18	2,500	2,496
1.00%, 6/15/18	1,650	1,642
1.63%, 12/18/18	400	401
1.88%, 3/15/19	250	252
1.25%, 12/16/19	1,000	984
1.63%, 3/16/20	250	248
2.50%, 4/15/21	1,500	1,519
2.13%, 10/15/21	200	199
3.25%, 1/29/24	250	261
2.50%, 10/15/24	1,000	995
2.13%, 4/13/26	1,500	1,431
4.88%, 2/15/36	200	249
Inter-American Development Bank,
0.88%, 3/15/18	500	498
1.75%, 8/24/18	250	252
4.25%, 9/10/18	400	419
1.13%, 9/12/19	200	197
3.88%, 9/17/19	600	635
1.75%, 10/15/19	1,000	1,003
3.88%, 2/14/20	500	532
1.88%, 6/16/20	1,000	1,000
1.88%, 3/15/21	250	248
1.25%, 9/14/21	550	530
3.00%, 2/21/24	150	155
2.13%, 1/15/25	500	484
2.00%, 6/2/26	1,000	946
3.88%, 10/28/41	200	217
International Bank for Reconstruction & Development,
1.00%, 6/15/18	2,000	1,992
1.88%, 3/15/19	2,500	2,517
1.38%, 3/30/20	1,500	1,483
2.25%, 6/24/21	500	503
1.38%, 9/20/21	2,000	1,937
1.63%, 2/10/22	1,000	972
2.50%, 11/25/24	600	599
2.13%, 3/3/25	700	674
2.50%, 7/29/25	500	496
4.75%, 2/15/35	25	30
International Finance Corp.,
0.88%, 6/15/18	500	497
1.25%, 7/16/18	1,000	999
1.75%, 9/16/19	250	251
1.13%, 7/20/21	1,000	959
Nordic Investment Bank,
1.88%, 6/14/19	200	201
1.50%, 9/29/20	200	198

		45,122

Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	250	264

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
1.63%, 11/20/18	300	301

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	291
6.13%, 11/15/37	505	572
Rogers Communications, Inc.,
6.80%, 8/15/18	700	755
3.00%, 3/15/23	80	79
3.63%, 12/15/25	1,000	1,011
4.50%, 3/15/43	45	44
5.45%, 10/1/43	130	143
Vodafone Group PLC,
2.95%, 2/19/23	1,290	1,251
7.88%, 2/15/30	170	222
6.25%, 11/30/32	970	1,113
6.15%, 2/27/37	135	151

		5,632

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
5.95%, 1/15/18	$575	$599
2.35%, 2/14/19	150	151
9.13%, 12/15/30	100	153
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	588
Orange S.A.,
5.38%, 7/8/19	600	647
9.00%, 3/1/31	610	917
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	155	169
4.57%, 4/27/23	1,250	1,311
7.05%, 6/20/36	205	238
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	329

		5,102

Total Foreign Issuer Bonds (Cost $230,507)		230,936

U.S. GOVERNMENT AGENCIES - 31.3%(8)
Fannie Mae - 13.4%
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2,
2.79%, 5/25/25(1)	250	249
Fannie Mae,
1.88%, 9/18/18	1,000	1,012
1.63%, 11/27/18	1,000	1,008
1.88%, 2/19/19	1,000	1,012
1.75%, 6/20/19	1,000	1,011
1.13%, 7/26/19	3,002	2,978
0.88%, 8/2/19	2,000	1,972
1.75%, 9/12/19	1,000	1,010
1.75%, 11/26/19	3,000	3,023
2.63%, 9/6/24	1,000	1,010
2.13%, 4/24/26	1,000	946
7.13%, 1/15/30	1,500	2,140
6.63%, 11/15/30	200	278
5.63%, 7/15/37	1,000	1,334
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	369	387
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	195	203
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	500	513
Fannie Mae-Aces, Series 2011-M7, Class A2,
2.58%, 9/25/18	171	173
Fannie Mae-Aces, Series 2012-M8, Class ASQ3,
1.80%, 12/25/19	100	100
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	225	226
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23(1)	200	207
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.96%, 2/25/43(1)	150	152
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23(1)	150	148
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24(1)	100	101
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.47%, 1/25/24(1)	350	365
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24(1)	545	562
Fannie Mae-Aces, Series 2014-M4, Class ASQ2,
1.27%, 1/25/17	2	2
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	147
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.83%, 4/25/25(1)	500	499
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	248

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Fannie Mae-Aces, Series 2015-M7, Class ASQ2,
1.55%, 4/25/18	$400	$400
Fannie Mae-Aces, Series 2016-M1, Class ASQ2,
2.13%, 2/25/21(1)	500	498
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	98
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	97
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	240
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	244
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	94
Pool #255376,
6.00%, 8/1/19	19	20
Pool #256792,
6.50%, 6/1/22	42	45
Pool #256925,
6.00%, 10/1/37	35	40
Pool #256959,
6.00%, 11/1/37	164	185
Pool #256985,
7.00%, 11/1/37	49	56
Pool #257042,
6.50%, 1/1/38	346	393
Pool #257106,
4.50%, 1/1/28	9	9
Pool #257237,
4.50%, 6/1/28	47	51
Pool #257243,
7.00%, 6/1/38	193	220
Pool #357630,
5.00%, 10/1/19	15	16
Pool #707791,
5.00%, 6/1/33	183	200
Pool #709239,
5.00%, 7/1/18	68	70
Pool #725185,
5.00%, 2/1/19	18	18
Pool #725425,
5.50%, 4/1/34	65	72
Pool #730811,
4.50%, 8/1/33	101	109
Pool #735222,
5.00%, 2/1/35	39	43
Pool #735358,
5.50%, 2/1/35	164	185
Pool #735502,
6.00%, 4/1/35	23	26
Pool #737853,
5.00%, 9/1/33	315	344
Pool #745336,
5.00%, 3/1/36	812	888
Pool #745418,
5.50%, 4/1/36	61	68
Pool #745754,
5.00%, 9/1/34	450	494
Pool #745826,
6.00%, 7/1/36	209	237
Pool #746272,
4.00%, 10/1/18	45	46
Pool #747383,
5.50%, 10/1/33	108	120
Pool #755632,
5.00%, 4/1/34	121	133
Pool #772730,
5.00%, 4/1/34	143	156
Pool #790406,
6.00%, 9/1/34	95	109
Pool #793666,
5.50%, 9/1/34	99	112
Pool #796250,
5.50%, 11/1/34	53	59
Pool #800471,
5.50%, 10/1/34	356	395
Pool #807701,
4.50%, 12/1/19	14	14

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #811944,
4.50%, 1/1/20	$23	$23
Pool #817795,
6.00%, 8/1/36	43	48
Pool #826057,
5.00%, 7/1/35	114	126
Pool #826585,
5.00%, 8/1/35	190	207
Pool #828523,
5.00%, 7/1/35	56	61
Pool #831676,
6.50%, 8/1/36	24	28
Pool #832628,
5.50%, 9/1/20	32	33
Pool #833067,
5.50%, 9/1/35	222	249
Pool #833163,
5.00%, 9/1/35	117	128
Pool #840577,
5.00%, 10/1/20	18	19
Pool #844909,
4.50%, 10/1/20	5	6
Pool #845425,
6.00%, 2/1/36	172	195
Pool #847921,
5.50%, 11/1/20	99	105
Pool #863759,
4.00%, 12/1/20	11	12
Pool #864435,
4.50%, 12/1/20	45	47
Pool #868435,
6.00%, 4/1/36	238	273
Pool #869710,
6.00%, 4/1/36	75	85
Pool #871135,
6.00%, 1/1/37	57	66
Pool #880505,
6.00%, 8/1/21	9	10
Pool #881818,
6.50%, 8/1/36	166	190
Pool #885769,
6.00%, 6/1/36	26	30
Pool #885866,
6.00%, 6/1/36	81	93
Pool #887111,
5.50%, 5/1/20	19	20
Pool #888100,
5.50%, 9/1/36	255	286
Pool #888152,
5.00%, 5/1/21	40	42
Pool #888205,
6.50%, 2/1/37	61	70
Pool #888447,
4.00%, 5/1/21	22	23
Pool #889224,
5.50%, 1/1/37	299	335
Pool #889390,
6.00%, 3/1/23	40	43
Pool #889401,
6.00%, 3/1/38	139	157
Pool #889415,
6.00%, 5/1/37	598	688
Pool #889579,
6.00%, 5/1/38	301	341
Pool #889630,
6.50%, 3/1/38	39	44
Pool #889886,
7.00%, 12/1/37	48	55
Pool #889970,
5.00%, 12/1/36	225	246
Pool #890234,
6.00%, 10/1/38	146	168
Pool #890329,
4.00%, 4/1/26	2,914	3,095
Pool #890339,
5.00%, 9/1/20	86	88
Pool #892536,
6.50%, 9/1/36	57	64
Pool #892968,
6.50%, 8/1/21	5	5
Pool #893363,
5.00%, 6/1/36	76	83
Pool #893366,
5.00%, 4/1/35	122	133

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #898417,
6.00%, 10/1/36	$30	$34
Pool #899079,
5.00%, 3/1/37	76	83
Pool #902414,
5.50%, 11/1/36	147	164
Pool #905090,
5.50%, 10/1/21	19	20
Pool #906090,
5.50%, 1/1/37	148	166
Pool #910147,
5.00%, 3/1/22	58	60
Pool #912414,
4.50%, 1/1/22	28	29
Pool #915499,
5.00%, 3/1/37	142	155
Pool #915870,
7.00%, 4/1/37	19	22
Pool #918515,
5.00%, 6/1/37	121	132
Pool #923123,
5.00%, 4/1/36	10	11
Pool #923166,
7.50%, 1/1/37	25	29
Pool #928261,
4.50%, 3/1/36	99	107
Pool #928584,
6.50%, 8/1/37	334	394
Pool #928909,
6.00%, 12/1/37	2	2
Pool #928915,
6.00%, 11/1/37	13	14
Pool #930606,
4.00%, 2/1/39	702	739
Pool #931195,
4.50%, 5/1/24	164	173
Pool #931665,
4.50%, 7/1/24	536	565
Pool #932023,
5.00%, 1/1/38	116	127
Pool #932741,
4.50%, 4/1/40	490	531
Pool #934466,
5.50%, 9/1/23	105	113
Pool #940623,
5.50%, 8/1/37	52	58
Pool #943388,
6.00%, 6/1/37	239	271
Pool #943617,
6.00%, 8/1/37	156	177
Pool #945876,
5.50%, 8/1/37	18	20
Pool #946527,
7.00%, 9/1/37	32	34
Pool #947216,
6.00%, 10/1/37	70	79
Pool #949391,
5.50%, 8/1/22	8	9
Pool #953018,
6.50%, 10/1/37	129	146
Pool #953910,
6.00%, 11/1/37	75	85
Pool #955771,
6.50%, 10/1/37	92	109
Pool #959604,
6.50%, 11/1/37	14	16
Pool #959880,
5.50%, 11/1/37	41	46
Pool #962687,
5.00%, 4/1/38	163	177
Pool #963735,
4.50%, 6/1/23	81	86
Pool #965389,
6.00%, 10/1/23	47	49
Pool #966660,
6.00%, 12/1/37	2	2
Pool #968037,
6.00%, 1/1/38	68	76
Pool #969632,
6.50%, 1/1/38	44	51
Pool #970013,
4.50%, 6/1/38	144	155
Pool #972452,
5.50%, 3/1/38	273	303

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #975365,
5.00%, 6/1/23	$47	$50
Pool #976963,
5.50%, 2/1/38	1,698	1,889
Pool #981704,
5.00%, 6/1/23	175	187
Pool #981854,
5.50%, 7/1/38	132	148
Pool #984075,
4.50%, 6/1/23	46	49
Pool #986760,
5.50%, 7/1/38	425	473
Pool #987114,
5.50%, 9/1/23	15	15
Pool #987115,
5.50%, 9/1/23	17	18
Pool #992472,
6.00%, 10/1/38	58	66
Pool #992491,
4.50%, 10/1/23	46	49
Pool #993055,
5.50%, 12/1/38	37	41
Pool #995018,
5.50%, 6/1/38	101	113
Pool #995203,
5.00%, 7/1/35	654	718
Pool #995266,
5.00%, 12/1/23	410	436
Pool #995737,
5.00%, 2/1/38	1,156	1,262
Pool #995879,
6.00%, 4/1/39	151	171
Pool #AA0649,
5.00%, 12/1/38	370	408
Pool #AA2939,
4.50%, 4/1/39	684	742
Pool #AA4482,
4.00%, 4/1/39	616	652
Pool #AA4562,
4.50%, 9/1/39	662	719
Pool #AA8978,
4.50%, 7/1/39	144	157
Pool #AA9357,
4.50%, 8/1/39	634	683
Pool #AB1048,
4.50%, 5/1/40	884	956
Pool #AB2067,
3.50%, 1/1/41	1,147	1,183
Pool #AB2092,
4.00%, 1/1/41	514	544
Pool #AB2272,
4.50%, 2/1/41	813	882
Pool #AB2693,
4.50%, 4/1/41	536	589
Pool #AB2768,
4.50%, 4/1/41	662	717
Pool #AB3035,
5.00%, 5/1/41	1,066	1,166
Pool #AB3246,
5.00%, 7/1/41	328	361
Pool #AB4057,
4.00%, 12/1/41	2,121	2,240
Pool #AB4293,
3.50%, 1/1/42	1,395	1,438
Pool #AB5049,
4.00%, 4/1/42	2,214	2,333
Pool #AB6016,
3.50%, 8/1/42	979	1,009
Pool #AB6293,
3.50%, 9/1/27	1,720	1,794
Pool #AB6472,
2.00%, 10/1/27	742	727
Pool #AB7076,
3.00%, 11/1/42	3,109	3,108
Pool #AB7503,
3.00%, 1/1/43	1,446	1,446
Pool #AB7733,
3.00%, 1/1/43	2,690	2,689
Pool #AB8787,
2.00%, 3/1/28	1,474	1,444
Pool #AB8823,
3.00%, 3/1/43	4,764	4,763
Pool #AB9019,
3.00%, 4/1/43	1,172	1,171

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #AB9136,
2.50%, 4/1/43	$130	$124
Pool #AB9363,
3.50%, 5/1/43	3,505	3,613
Pool #AB9990,
3.00%, 7/1/33	279	285
Pool #AC2947,
5.50%, 9/1/39	537	600
Pool #AC2969,
5.00%, 9/1/39	2,253	2,489
Pool #AC3263,
4.50%, 9/1/29	242	260
Pool #AC3312,
4.50%, 10/1/39	1,204	1,299
Pool #AC4861,
4.50%, 11/1/24	402	423
Pool #AC5040,
4.00%, 10/1/24	240	253
Pool #AC6118
4.50%, 11/1/39	338	364
Pool #AC6742,
4.50%, 1/1/40	1,285	1,394
Pool #AC8518,
5.00%, 12/1/39	604	658
Pool #AC9581
5.50%, 1/1/40	1,377	1,550
Pool #AD0119,
6.00%, 7/1/38	427	484
Pool #AD0585,
4.50%, 12/1/39	619	675
Pool #AD0639,
6.00%, 12/1/38	131	148
Pool #AD0969,
5.50%, 8/1/37	509	569
Pool #AD5241,
4.50%, 7/1/40	519	560
Pool #AD5525,
5.00%, 6/1/40	594	654
Pool #AD5556,
4.00%, 6/1/25	184	193
Pool #AD7859,
5.00%, 6/1/40	353	386
Pool #AE0949,
4.00%, 2/1/41	1,356	1,432
Pool #AE0971,
4.00%, 5/1/25	146	155
Pool #AE0981,
3.50%, 3/1/41	1,043	1,075
Pool #AE1807,
4.00%, 10/1/40	1,740	1,832
Pool #AE3873,
4.50%, 10/1/40	253	273
Pool #AE5436,
4.50%, 10/1/40	332	358
Pool #AE5767,
2.92%, 5/1/41(1)	91	95
Pool #AH0525,
4.00%, 12/1/40	1,446	1,527
Pool #AH1295,
3.50%, 1/1/26	474	495
Pool #AH2488,
3.11%, 2/1/41(1)	91	95
Pool #AH3226,
5.00%, 2/1/41	132	145
Pool #AH4158,
4.00%, 1/1/41	273	288
Pool #AH5573,
4.00%, 2/1/41	1,147	1,214
Pool #AH5614,
3.50%, 2/1/26	530	553
Pool #AH8854,
4.50%, 4/1/41	394	426
Pool #AI1247,
4.00%, 4/1/26	245	258
Pool #AI3470,
4.50%, 6/1/41	564	608
Pool #AI4361,
3.05%, 9/1/41(1)	46	48
Pool #AI4380,
3.30%, 11/1/41(1)	39	41
Pool #AI5603,
4.50%, 7/1/41	295	318
Pool #AI7743,
4.00%, 8/1/41	393	413

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #AI9137,
2.50%, 11/1/27	$2,046	$2,052
Pool #AI9555,
4.00%, 9/1/41	726	765
Pool #AI9828,
2.86%, 11/1/41(1)	117	122
Pool #AJ2001,
3.01%, 10/1/41(1)	86	91
Pool #AJ4093,
3.50%, 10/1/26	132	138
Pool #AJ4408,
4.50%, 10/1/41	180	194
Pool #AJ6086,
3.00%, 12/1/26	356	366
Pool #AJ9152,
3.50%, 12/1/26	1,658	1,729
Pool #AJ9218,
4.00%, 2/1/42	997	1,050
Pool #AJ9326,
3.50%, 1/1/42	1,593	1,643
Pool #AJ9355,
3.00%, 1/1/27	845	870
Pool #AK4524,
4.50%, 3/1/42	2,659	2,864
Pool #AK4813,
3.50%, 3/1/42	670	691
Pool #AK4945,
3.50%, 2/1/42	757	781
Pool #AK7766,
2.50%, 3/1/27	998	1,001
Pool #AK9444,
4.00%, 3/1/42	294	311
Pool #AL0442,
5.50%, 6/1/40	143	160
Pool #AL0766,
4.00%, 9/1/41	1,645	1,742
Pool #AL1449,
4.00%, 1/1/42	1,679	1,774
Pool #AL1849,
6.00%, 2/1/39	578	664
Pool #AL1939,
3.50%, 6/1/42	1,784	1,840
Pool #AL2243,
4.00%, 3/1/42	1,729	1,826
Pool #AL2303,
4.50%, 6/1/26	466	486
Pool #AL2326,
4.50%, 4/1/42	3,438	3,706
Pool #AL2397,
2.70%, 8/1/42(1)	183	188
Pool #AL2438,
3.00%, 9/1/27	2,136	2,197
Pool #AL2893,
3.50%, 12/1/42	3,983	4,108
Pool #AL3396,
2.50%, 3/1/28	902	905
Pool #AL3950,
1.73%, 8/1/43(1)	90	92
Pool #AL4408
4.50%, 11/1/43	2,255	2,447
Pool #AL4462,
2.50%, 6/1/28	1,492	1,497
Pool #AL4908
4.00%, 2/1/44	1,720	1,820
Pool #AL5167,
3.50%, 1/1/34	438	455
Pool #AL5254,
3.00%, 11/1/27	1,175	1,209
Pool #AL5377,
4.00%, 6/1/44	4,307	4,564
Pool #AL5734,
3.50%, 9/1/29	1,405	1,472
Pool #AL5785,
4.00%, 9/1/44	2,532	2,684
Pool #AL5953,
2.78%, 10/1/44(1)	351	359
Pool #AL6488,
3.50%, 8/1/43	879	907
Pool #AL7807,
3.00%, 11/1/30	3,445	3,544
Pool #AL8469,
3.50%, 4/1/31	647	679
Pool #AL8908,
3.00%, 8/1/46	1,104	1,099

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #AL8951,
3.00%, 8/1/46	$984	$979
Pool #AO0752,
3.00%, 4/1/42	892	891
Pool #AO0800,
3.00%, 4/1/27	766	787
Pool #AO2973,
3.50%, 5/1/42	1,976	2,041
Pool #AO4136,
3.50%, 6/1/42	1,244	1,282
Pool #AO7970,
2.50%, 6/1/27	506	508
Pool #AO8031,
3.50%, 7/1/42	3,252	3,353
Pool #AO8629,
3.50%, 7/1/42	588	606
Pool #AP6273,
3.00%, 10/1/42	939	938
Pool #AQ6784,
3.50%, 12/1/42	1,093	1,121
Pool #AQ8185,
2.50%, 1/1/28	295	296
Pool #AQ8647,
3.50%, 12/1/42	1,487	1,533
Pool #AR1706,
2.50%, 1/1/28	4,805	4,819
Pool #AR3054,
3.00%, 1/1/28	1,144	1,177
Pool #AR3792,
3.00%, 2/1/43	865	864
Pool #AR8151,
3.00%, 3/1/43	1,556	1,555
Pool #AR9188,
2.50%, 3/1/43	191	183
Pool #AR9582,
3.00%, 3/1/43	537	537
Pool #AS0018,
3.00%, 7/1/43	3,430	3,429
Pool #AS0275,
3.00%, 8/1/33	357	364
Pool #AS3600,
3.00%, 10/1/29	2,285	2,348
Pool #AS3657,
4.50%, 10/1/44	2,391	2,572
Pool #AS4085,
4.00%, 12/1/44	879	930
Pool #AS4306,
3.00%, 1/1/45	1,488	1,480
Pool #AS4458,
3.50%, 2/1/45	4,954	5,093
Pool #AS4715,
3.00%, 4/1/45	1,339	1,332
Pool #AS5090,
2.50%, 6/1/30	552	554
Pool #AS5324,
2.50%, 7/1/30	1,188	1,191
Pool #AS5500,
3.00%, 7/1/35	580	588
Pool #AS5666,
4.00%, 8/1/45	2,099	2,207
Pool #AS5892,
3.50%, 10/1/45	2,224	2,281
Pool #AS6192,
3.50%, 11/1/45	4,037	4,145
Pool #AS6262,
3.50%, 11/1/45	2,508	2,572
Pool #AS6332,
3.50%, 12/1/45	2,763	2,834
Pool #AS6398,
3.50%, 12/1/45	1,842	1,890
Pool #AS6730
3.50%, 2/1/46	3,584	3,677
Pool #AS6887,
2.50%, 3/1/31	1,096	1,099
Pool #AS7149,
3.00%, 5/1/46	1,744	1,738
Pool #AS7157,
3.00%, 5/1/46	1,150	1,144
Pool #AS7247,
4.00%, 5/1/46	894	941
Pool #AS7343,
3.00%, 6/1/46	1,068	1,062
Pool #AS7480,
2.00%, 7/1/31	287	279

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #AS7580,
3.00%, 7/1/46	$1,277	$1,270
Pool #AS8067,
3.00%, 10/1/46	1,751	1,741
Pool #AS8074,
3.00%, 10/1/46	995	990
Pool #AS8178,
3.00%, 10/1/36	347	351
Pool #AS8194,
2.50%, 10/1/31	3,450	3,460
Pool #AT0666,
3.50%, 4/1/43	664	685
Pool #AT2720,
3.00%, 5/1/43	1,568	1,568
Pool #AT3164,
3.00%, 4/1/43	2,573	2,572
Pool #AT3180,
3.00%, 5/1/43	3,076	3,075
Pool #AT5026,
3.00%, 5/1/43	2,755	2,754
Pool #AU1657,
2.50%, 7/1/28	708	710
Pool #AU1689,
3.50%, 8/1/43	2,973	3,065
Pool #AU1808,
3.00%, 8/1/43	2,527	2,526
Pool #AU3164,
3.00%, 8/1/33	309	315
Pool #AU4336,
2.23%, 8/1/43(1)	397	403
Pool #AU5918,
3.00%, 9/1/43	2,276	2,276
Pool #AU5919,
3.50%, 9/1/43	1,814	1,869
Pool #AV0691,
4.00%, 12/1/43	3,456	3,658
Pool #AV2339,
4.00%, 12/1/43	740	783
Pool #AW2472,
2.54%, 6/1/44(1)	495	509
Pool #AW8167,
3.50%, 2/1/42	799	824
Pool #AW8595,
3.00%, 8/1/29	575	591
Pool #AX2163,
3.50%, 11/1/44	1,098	1,127
Pool #AX4413,
4.00%, 11/1/44	2,582	2,715
Pool #AX4839,
3.50%, 11/1/44	2,009	2,060
Pool #AX6139,
4.00%, 11/1/44	3,088	3,256
Pool #AY0544,
2.50%, 8/1/27	2,193	2,200
Pool #AY3062,
3.00%, 11/1/26	676	696
Pool #AY5580,
3.50%, 6/1/45	6,172	6,338
Pool #AY9555,
3.00%, 5/1/45	2,131	2,119
Pool #AZ1449,
3.00%, 7/1/45	1,385	1,377
Pool #AZ2186,
2.43%, 8/1/45(1)	86	87
Pool #AZ2936,
3.00%, 9/1/45	712	708
Pool #AZ2947,
4.00%, 9/1/45	2,053	2,159
Pool #AZ4775,
3.50%, 10/1/45	1,246	1,278
Pool #AZ5284,
2.60%, 7/1/45(1)	411	419
Pool #BA0394,
2.73%, 11/1/45(1)	427	435
Pool #BA2911,
3.00%, 11/1/30	675	693
Pool #BC0326
3.50%, 12/1/45	880	903
Pool #BC1105,
3.50%, 2/1/46	3,104	3,184
Pool #BC1510,
3.00%, 8/1/46	938	933
Pool #BC3705,
2.42%, 1/1/46(1)	120	122

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Fannie Mae - 13.4% continued
Pool #MA0361,
4.00%, 3/1/30	$245	$259
Pool #MA0667,
4.00%, 3/1/31	585	620
Pool #MA0706,
4.50%, 4/1/31	753	810
Pool #MA0711,
3.50%, 4/1/31	355	366
Pool #MA0804,
4.00%, 7/1/31	401	425
Pool #MA0976,
3.50%, 2/1/32	798	830
Pool #MA1107,
3.50%, 7/1/32	984	1,024
Pool #MA1138,
3.50%, 8/1/32	538	559
Pool #MA1141,
3.00%, 8/1/32	272	277
Pool #MA1200,
3.00%, 10/1/32	1,463	1,499
Pool #MA1239,
3.50%, 11/1/32	736	766
Pool #MA1432,
3.00%, 5/1/33	1,464	1,494
Pool #MA1511,
2.50%, 7/1/33	422	413
Pool #MA1764,
4.00%, 1/1/34	676	717
Pool #MA2320,
3.00%, 7/1/35	1,264	1,281
Pool #MA2473,
3.50%, 12/1/35	605	627
Pool #MA2489,
2.50%, 12/1/30	1,773	1,777
Pool #MA2512,
4.00%, 1/1/46	865	910
Pool #MA2670,
3.00%, 7/1/46	2,906	2,890
Pool #MA2672,
3.00%, 7/1/36	674	683
Pool #MA2705,
3.00%, 8/1/46	2,065	2,053
Pool #MA2737,
3.00%, 9/1/46	925	920
Pool #MA2738,
3.00%, 9/1/36	980	993
Pool #MA2771,
3.00%, 10/1/46	989	984
Pool #MA2775,
2.50%, 10/1/31	588	590
Pool #MA2817,
2.50%, 11/1/36	298	291
Pool TBA,
1/17/31(9)	1,500	1,527
1/17/46(9)	18,300	18,488

		350,684

Federal Home Loan Bank - 0.4%
Federal Home Loan Banks,
0.88%, 6/29/18	5,000	4,983
0.63%, 8/7/18	5,000	4,960
5.50%, 7/15/36	500	656

		10,599

Freddie Mac - 1.5%
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	196
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	261
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	275
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20(1)	785	840
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21(1)	575	615

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac - 1.5% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	$350	$372
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	100	103
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	511
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	288	285
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	250
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	349
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	202
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	393	391
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	758
FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	311
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23(1)	250	262
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23(1)	300	313
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23(1)	227	238
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23(1)	365	382
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23(1)	350	361
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	310
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	309
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	199
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	204
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	257
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	303
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	247

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac - 1.5% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	$500	$490
FHLMC Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	387
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 9/25/49	150	146
FHLMC Multifamily Structured Pass Through Certificates, Series K503, Class A2,
2.46%, 8/25/19	300	305
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2,
2.70%, 5/25/18	148	150
FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2,
2.41%, 8/25/18	222	225
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	302
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	501
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	520
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	255
FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22(1)	100	101
FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	249
Freddie Mac,
1.00%, 9/27/17	3,000	3,004
0.75%, 1/12/18	2,000	1,996
0.88%, 3/7/18	1,000	999
1.00%, 5/25/18	8,000	7,975
3.75%, 3/27/19	1,000	1,053
1.13%, 4/15/19	4,000	3,984
1.75%, 5/30/19	1,000	1,009
1.25%, 10/2/19	1,000	994
1.38%, 5/1/20	1,000	992
2.38%, 1/13/22	3,000	3,049
6.75%, 3/15/31	1,200	1,691

		39,481

Freddie Mac Gold - 7.8%
Pool #A16753,
5.00%, 11/1/33	69	76
Pool #A17665,
5.00%, 1/1/34	82	90
Pool #A27950,
5.50%, 11/1/34	370	416
Pool #A31136,
5.50%, 1/1/35	223	250
Pool #A39306,
5.50%, 11/1/35	193	216
Pool #A46224,
5.00%, 7/1/35	37	40
Pool #A48104,
5.00%, 1/1/36	65	72
Pool #A51296,
6.00%, 8/1/36	24	27
Pool #A54897,
6.50%, 8/1/36	81	91
Pool #A56110,
5.50%, 12/1/36	252	279
Pool #A57604,
5.00%, 3/1/37	254	277
Pool #A58718,
5.50%, 3/1/37	28	32

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #A59081,
5.50%, 4/1/37	$256	$285
Pool #A60942,
5.00%, 5/1/37	75	82
Pool #A61560,
5.50%, 10/1/36	403	453
Pool #A61573,
5.00%, 9/1/34	1,079	1,198
Pool #A61597,
5.50%, 12/1/35	41	45
Pool #A64474,
5.50%, 9/1/37	21	24
Pool #A67116,
7.00%, 10/1/37	16	18
Pool #A68761,
5.50%, 9/1/37	134	149
Pool #A69169,
4.50%, 12/1/37	74	79
Pool #A69303,
6.00%, 11/1/37	31	35
Pool #A73778,
5.00%, 2/1/38	124	135
Pool #A74134,
7.00%, 2/1/38	23	24
Pool #A78507,
5.00%, 6/1/38	527	581
Pool #A81606,
6.00%, 9/1/38	18	20
Pool #A83008,
5.50%, 11/1/38	383	426
Pool #A84432,
4.50%, 2/1/39	73	78
Pool #A88476,
4.50%, 9/1/39	2,061	2,233
Pool #A88566,
5.00%, 9/1/39	1,031	1,137
Pool #A89346,
4.50%, 10/1/39	1,090	1,172
Pool #A90749,
4.50%, 1/1/40	972	1,050
Pool #A91541,
5.00%, 3/1/40	286	313
Pool #A91626,
4.50%, 3/1/40	563	608
Pool #A91942,
4.50%, 4/1/40	415	450
Pool #A94672,
4.50%, 10/1/40	570	615
Pool #A96296,
4.00%, 1/1/41	706	746
Pool #A96310,
4.00%, 1/1/41	497	525
Pool #A96995,
4.00%, 2/1/41	1,154	1,215
Pool #A97443,
4.50%, 3/1/41	498	537
Pool #B10630,
4.50%, 11/1/18	67	68
Pool #B17658,
4.50%, 1/1/20	2	2
Pool #B18502,
5.50%, 6/1/20	9	9
Pool #B18931,
4.50%, 3/1/20	7	8
Pool #C03457,
4.50%, 2/1/40	360	387
Pool #C03812,
3.50%, 4/1/42	820	850
Pool #C03821,
3.50%, 4/1/42	1,641	1,691
Pool #C04268,
3.00%, 10/1/42	3,197	3,196
Pool #C09004,
3.50%, 7/1/42	528	544
Pool #C09042,
3.50%, 5/1/43	686	706
Pool #C09063,
4.00%, 9/1/44	595	626
Pool #C09066,
3.50%, 10/1/44	806	826
Pool #C91009,
5.00%, 11/1/26	23	25
Pool #C91247,
5.00%, 4/1/29	173	189

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #C91354,
4.00%, 1/1/31	$587	$623
Pool #C91370,
4.50%, 5/1/31	315	339
Pool #C91388,
3.50%, 2/1/32	344	357
Pool #C91402,
4.00%, 10/1/31	491	521
Pool #C91408,
3.50%, 11/1/31	337	348
Pool #C91485,
3.50%, 8/1/32	529	549
Pool #C91811,
4.00%, 1/1/35	232	247
Pool #C91826,
3.00%, 5/1/35	411	417
Pool #C91858,
3.00%, 12/1/35	434	440
Pool #C91879,
3.00%, 6/1/36	479	486
Pool #C91891,
3.00%, 9/1/36	494	499
Pool #D97197,
5.00%, 2/1/27	9	9
Pool #D97564,
5.00%, 1/1/28	151	165
Pool #D99094,
3.00%, 3/1/32	358	365
Pool #E03033,
3.00%, 2/1/27	763	784
Pool #E04044,
3.50%, 8/1/27	1,134	1,185
Pool #E04072,
2.50%, 8/1/27	344	345
Pool #E99030,
4.50%, 9/1/18	54	56
Pool #G01907,
4.50%, 8/1/34	42	45
Pool #G01974,
5.00%, 12/1/35	388	424
Pool #G02064,
5.00%, 2/1/36	181	197
Pool #G02069,
5.50%, 3/1/36	31	35
Pool #G02386,
6.00%, 11/1/36	295	333
Pool #G02391,
6.00%, 11/1/36	9	11
Pool #G02540,
5.00%, 11/1/34	82	90
Pool #G02649,
6.00%, 1/1/37	12	14
Pool #G02702,
6.50%, 1/1/37	45	50
Pool #G02789,
6.00%, 4/1/37	1,025	1,169
Pool #G02911,
6.00%, 4/1/37	15	17
Pool #G02973,
6.00%, 6/1/37	36	41
Pool #G03121,
5.00%, 6/1/36	160	174
Pool #G03134,
5.50%, 8/1/36	63	71
Pool #G03176,
5.00%, 8/1/37	52	57
Pool #G03218,
6.00%, 9/1/37	40	46
Pool #G03351,
6.00%, 9/1/37	77	88
Pool #G03513,
6.00%, 11/1/37	90	102
Pool #G03600,
7.00%, 11/1/37	39	44
Pool #G03737,
6.50%, 11/1/37	617	698
Pool #G03992,
6.00%, 3/1/38	99	112
Pool #G04287,
5.00%, 5/1/38	183	200
Pool #G04459,
5.50%, 6/1/38	141	157
Pool #G04611,
6.00%, 7/1/38	245	281

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #G04650,
6.50%, 9/1/38	$168	$192
Pool #G04817,
5.00%, 9/1/38	96	105
Pool #G05082,
5.00%, 3/1/38	229	251
Pool #G05167,
4.50%, 2/1/39	251	270
Pool #G05457,
4.50%, 5/1/39	1,311	1,414
Pool #G05725,
4.50%, 11/1/39	532	577
Pool #G05733,
5.00%, 11/1/39	429	472
Pool #G05870,
4.50%, 4/1/40	633	687
Pool #G05876,
4.50%, 4/1/40	1,722	1,876
Pool #G05969,
5.00%, 8/1/40	274	301
Pool #G05971,
5.50%, 8/1/40	1,319	1,469
Pool #G06020,
5.50%, 12/1/39	1,084	1,208
Pool #G06767,
5.00%, 10/1/41	903	989
Pool #G06947,
6.00%, 5/1/40	302	342
Pool #G07030,
4.00%, 6/1/42	2,993	3,170
Pool #G07098,
3.50%, 7/1/42	901	928
Pool #G07152,
4.00%, 6/1/42	2,296	2,425
Pool #G07171,
4.00%, 8/1/42	1,200	1,269
Pool #G07445,
2.50%, 7/1/43	779	741
Pool #G07787,
4.00%, 8/1/44	4,232	4,475
Pool #G07924,
3.50%, 1/1/45	1,207	1,242
Pool #G07961,
3.50%, 3/1/45	2,447	2,514
Pool #G07998,
4.50%, 7/1/44	604	651
Pool #G08189,
7.00%, 3/1/37	33	38
Pool #G08192,
5.50%, 4/1/37	70	78
Pool #G08341,
5.00%, 4/1/39	1,327	1,444
Pool #G08477,
3.50%, 2/1/42	958	986
Pool #G08537,
3.00%, 7/1/43	2,829	2,824
Pool #G08554,
3.50%, 10/1/43	1,278	1,315
Pool #G08624,
4.00%, 1/1/45	1,932	2,030
Pool #G08632,
3.50%, 3/1/45	2,251	2,307
Pool #G08648,
3.00%, 6/1/45	871	865
Pool #G08650,
3.50%, 6/1/45	1,734	1,777
Pool #G08653,
3.00%, 7/1/45	2,128	2,115
Pool #G08660,
4.00%, 8/1/45	662	696
Pool #G08666,
3.00%, 9/1/45	6,304	6,266
Pool #G08667,
3.50%, 9/1/45	1,342	1,375
Pool #G08672,
4.00%, 10/1/45	877	922
Pool #G08677,
4.00%, 11/1/45	805	845
Pool #G08681,
3.50%, 12/1/45	2,559	2,622
Pool #G08698,
3.50%, 3/1/46	1,319	1,352
Pool #G08702,
3.50%, 4/1/46	1,367	1,401

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #G08710,
3.00%, 6/1/46	$1,444	$1,435
Pool #G08715,
3.00%, 8/1/46	3,126	3,108
Pool #G08721,
3.00%, 9/1/46	875	870
Pool #G08726,
3.00%, 10/1/46	1,153	1,146
Pool #G11776,
4.50%, 9/1/20	19	19
Pool #G12571,
4.00%, 1/1/22	68	70
Pool #G12673,
5.00%, 9/1/21	43	45
Pool #G12837,
4.50%, 4/1/22	65	69
Pool #G12868,
5.00%, 11/1/22	100	107
Pool #G12869,
5.00%, 9/1/22	84	89
Pool #G13136,
4.50%, 5/1/23	100	106
Pool #G13151,
6.00%, 3/1/23	93	100
Pool #G13201,
4.50%, 7/1/23	59	62
Pool #G13433,
5.50%, 1/1/24	80	86
Pool #G14168,
5.50%, 12/1/24	118	125
Pool #G14239,
4.00%, 9/1/26	1,931	2,032
Pool #G14554,
4.50%, 7/1/26	193	203
Pool #G14891,
3.00%, 10/1/28	533	548
Pool #G15089,
2.50%, 11/1/28	896	899
Pool #G15134,
3.00%, 5/1/29	352	362
Pool #G15468,
3.50%, 12/1/29	827	869
Pool #G18220,
6.00%, 11/1/22	12	13
Pool #G18420,
3.00%, 1/1/27	1,026	1,054
Pool #G18438,
2.50%, 6/1/27	454	456
Pool #G18442,
3.50%, 8/1/27	771	805
Pool #G18475,
2.50%, 8/1/28	3,223	3,231
Pool #G18571,
2.50%, 10/1/30	645	647
Pool #G18601,
3.00%, 5/1/31	923	948
Pool #G18618,
2.00%, 11/1/31	296	289
Pool #G30327,
4.50%, 1/1/27	26	28
Pool #G60145,
3.50%, 8/1/45	1,305	1,340
Pool #G60238,
3.50%, 10/1/45	1,809	1,859
Pool #G60361,
3.50%, 12/1/45	1,711	1,756
Pool #G60440,
3.50%, 3/1/46	3,003	3,086
Pool #G60696,
3.00%, 9/1/46	1,574	1,565
Pool #G60707,
3.00%, 9/1/46	1,533	1,524
Pool #G60723,
3.00%, 10/1/46	1,210	1,203
Pool #G60724,
3.00%, 10/1/46	1,212	1,205
Pool #J00991,
4.00%, 1/1/21	30	30
Pool #J02541,
4.00%, 9/1/20	16	16
Pool #J03041,
6.00%, 7/1/21	21	22
Pool #J03736,
5.50%, 11/1/21	37	39

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #J05307,
4.50%, 8/1/22	$10	$10
Pool #J06175,
5.00%, 5/1/21	12	12
Pool #J06465,
6.00%, 11/1/22	12	12
Pool #J06476,
5.50%, 11/1/22	28	30
Pool #J08098,
5.50%, 6/1/23	34	36
Pool #J08202,
5.00%, 7/1/23	21	22
Pool #J08454,
5.00%, 8/1/23	58	62
Pool #J08913,
5.50%, 10/1/23	24	25
Pool #J09148,
5.00%, 12/1/23	51	52
Pool #J09305,
5.00%, 2/1/24	98	103
Pool #J09463,
5.00%, 3/1/24	46	47
Pool #J11136,
4.00%, 11/1/24	72	76
Pool #J12098,
4.50%, 4/1/25	434	461
Pool #J14808,
3.50%, 3/1/26	721	753
Pool #J17055,
3.00%, 11/1/26	407	417
Pool #J17232,
3.00%, 11/1/26	429	441
Pool #J17932,
3.00%, 3/1/27	686	705
Pool #J20834,
2.50%, 10/1/27	826	828
Pool #J21601,
2.50%, 12/1/27	3,056	3,064
Pool #J22069,
2.50%, 1/1/28	203	204
Pool #J22986,
2.50%, 3/1/28	1,680	1,685
Pool #J23813,
2.00%, 5/1/28	1,462	1,430
Pool #J30435,
3.00%, 1/1/30	877	902
Pool #J31371,
2.50%, 4/1/30	1,136	1,140
Pool #J32223,
2.50%, 7/1/30	819	821
Pool #K90071,
3.00%, 2/1/33	1,184	1,189
Pool #K90641,
3.50%, 6/1/33	192	199
Pool #K90791,
3.00%, 7/1/33	574	585
Pool #K91490,
3.50%, 1/1/34	1,078	1,115
Pool #K92325,
3.00%, 1/1/35	770	781
Pool #Q02211,
4.50%, 7/1/41	599	648
Pool #Q02605,
4.50%, 8/1/41	1,494	1,608
Pool #Q03085,
4.00%, 9/1/41	326	344
Pool #Q04649,
3.50%, 11/1/41	366	377
Pool #Q08894,
3.50%, 6/1/42	926	954
Pool #Q09009,
4.00%, 6/1/42	2,143	2,264
Pool #Q10389,
3.50%, 8/1/42	1,627	1,679
Pool #Q10438,
3.50%, 8/1/42	1,561	1,608
Pool #Q14324,
3.00%, 1/1/43	1,596	1,595
Pool #Q14676,
3.00%, 1/1/43	1,041	1,040
Pool #Q15438,
3.00%, 2/1/43	1,463	1,463
Pool #Q15843,
3.00%, 2/1/43	489	488

FIXED INCOME INDEX FUNDS     60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Freddie Mac Gold - 7.8% continued
Pool #Q18305,
3.50%, 5/1/43	$2,735	$2,808
Pool #Q18339,
3.00%, 5/1/43	472	471
Pool #Q19697,
3.00%, 6/1/43	1,153	1,151
Pool #Q19909,
3.00%, 7/1/43	935	933
Pool #Q20550,
3.00%, 8/1/43	1,528	1,524
Pool #Q21320,
3.50%, 8/1/43	645	664
Pool #Q24954,
4.00%, 2/1/44	1,067	1,129
Pool #Q27352,
3.50%, 7/1/44	3,387	3,482
Pool #Q27353,
4.00%, 7/1/44	3,031	3,195
Pool #Q29640,
4.00%, 11/1/44	873	922
Pool #Q36759,
3.50%, 10/1/45	1,759	1,808
Pool #Q37471,
4.00%, 11/1/45	1,300	1,366
Pool #Q37986,
3.50%, 12/1/45	915	940
Pool #Q40841,
3.00%, 6/1/46	1,351	1,343
Pool #Q43876,
3.00%, 10/1/46	1,252	1,245
Pool #V60268,
3.00%, 9/1/28	1,514	1,557
Pool #V60886,
2.50%, 8/1/30	382	384
Pool #V60902,
2.50%, 8/1/30	289	290
Pool #V61151,
2.50%, 5/1/31	1,121	1,124
Pool #V80003,
3.00%, 4/1/43	2,173	2,172
Pool #V80004,
3.00%, 4/1/43	595	595
Pool #V80058,
3.00%, 5/1/43	964	964
Pool TBA,
1/17/31(9)	3,200	3,242
1/17/46(9)	9,000	9,219

		203,512

Government National Mortgage Association I - 1.2%
Pool #510835,
5.50%, 2/15/35	39	44
Pool #597889,
5.50%, 6/15/33	218	245
Pool #614169,
5.00%, 7/15/33	80	88
Pool #616879,
3.50%, 2/15/42	718	752
Pool #617739,
6.00%, 10/15/37	17	19
Pool #634431,
6.00%, 9/15/34	22	25
Pool #641416,
5.50%, 4/15/35	171	193
Pool #646341,
6.00%, 11/15/36	61	70
Pool #648538,
5.00%, 12/15/35	66	72
Pool #651753,
5.50%, 3/15/36	19	21
Pool #658560,
6.50%, 8/15/36	53	60
Pool #670030,
3.00%, 7/15/45	895	905
Pool #675211,
6.50%, 3/15/38	25	28
Pool #675484,
5.50%, 6/15/38	124	139
Pool #676360,
6.50%, 10/15/37	16	19
Pool #682899,
6.00%, 9/15/40	208	235
Pool #687824,
5.50%, 8/15/38	165	185
Pool #687900,
5.00%, 9/15/38	175	193

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Government National Mortgage Association I - 1.2% continued
Pool #687901,
5.00%, 9/15/38	$159	$174
Pool #692309,
6.00%, 1/15/39	95	108
Pool #697645,
5.50%, 10/15/38	54	60
Pool #698236,
5.00%, 6/15/39	485	536
Pool #698336,
4.50%, 5/15/39	529	574
Pool #699277,
6.00%, 9/15/38	43	49
Pool #700918,
5.50%, 11/15/38	198	221
Pool #700972,
5.50%, 11/15/38	36	40
Pool #701196,
6.00%, 10/15/38	66	75
Pool #703677,
5.50%, 6/15/39	182	203
Pool #704185,
5.50%, 1/15/39	48	54
Pool #704514,
4.50%, 5/15/39	879	962
Pool #704624,
4.50%, 7/15/39	2,525	2,769
Pool #717175,
4.50%, 6/15/39	556	607
Pool #719262,
5.00%, 8/15/40	235	261
Pool #720065,
4.50%, 6/15/39	1,843	2,014
Pool #720202,
4.50%, 7/15/39	416	456
Pool #723231,
4.00%, 10/15/39	360	382
Pool #723339,
5.00%, 9/15/39	240	267
Pool #726085,
4.00%, 11/15/24	213	222
Pool #728629,
4.50%, 1/15/40	802	876
Pool #733663,
4.50%, 5/15/40	1,849	2,016
Pool #737286,
4.50%, 5/15/40	651	712
Pool #737416,
3.50%, 9/15/25	134	141
Pool #738134,
3.50%, 4/15/26	293	309
Pool #738247,
4.50%, 4/15/41	301	327
Pool #745215,
4.00%, 7/15/25	140	145
Pool #747643,
4.50%, 8/15/40	1,068	1,157
Pool #760874,
3.50%, 2/15/26	218	230
Pool #768800,
4.50%, 6/15/41	159	174
Pool #773939,
4.00%, 11/15/41	815	878
Pool #778957,
3.50%, 3/15/42	865	910
Pool #781939,
6.00%, 7/15/34	339	393
Pool #782131,
5.50%, 12/15/36	80	90
Pool #782150,
5.50%, 4/15/37	92	103
Pool #782259,
5.00%, 2/15/36	165	182
Pool #782272,
5.50%, 2/15/38	172	192
Pool #782498,
6.00%, 12/15/38	84	96
Pool #782565,
5.00%, 2/15/39	1,827	2,018
Pool #782584,
5.00%, 3/15/39	120	132
Pool #782675,
4.50%, 6/15/24	139	150
Pool #782696,
5.00%, 6/15/39	426	470

FIXED INCOME INDEX FUNDS     62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Government National Mortgage Association I - 1.2% continued
Pool #782831,
6.00%, 12/15/39	$56	$64
Pool #783176,
4.00%, 11/15/40	941	1,002
Pool #783467,
4.00%, 10/15/41	3,034	3,233
Pool #783740,
2.50%, 12/15/27	370	375
Pool #AA6089,
3.00%, 2/15/43	561	569
Pool #AB2891,
3.00%, 9/15/42	339	344
Pool #AD8781,
3.00%, 3/15/43	507	515
Pool #AD9016,
3.00%, 4/15/43	593	601
Pool #AL1763,
3.50%, 1/15/45	368	384

		32,115

Government National Mortgage Association II - 6.9%
Pool #3570,
6.00%, 6/20/34	68	79
Pool #3665,
5.50%, 1/20/35	201	226
Pool #3852,
6.00%, 5/20/36	34	38
Pool #3879,
6.00%, 7/20/36	102	115
Pool #3910,
6.00%, 10/20/36	52	60
Pool #3994,
5.00%, 6/20/37	36	40
Pool #4018,
6.50%, 8/20/37	123	144
Pool #4026,
5.00%, 9/20/37	46	50
Pool #4027,
5.50%, 9/20/37	25	28
Pool #4040,
6.50%, 10/20/37	25	29
Pool #4098,
5.50%, 3/20/38	158	175
Pool #4116,
6.50%, 4/20/38	58	68
Pool #4170,
6.00%, 6/20/38	124	140
Pool #4194,
5.50%, 7/20/38	293	324
Pool #4243,
5.00%, 9/20/38	72	80
Pool #4244,
5.50%, 9/20/38	83	92
Pool #4245,
6.00%, 9/20/38	48	54
Pool #4269,
6.50%, 10/20/38	61	70
Pool #4290,
5.50%, 11/20/38	57	63
Pool #4344,
6.00%, 1/20/39	102	115
Pool #4345,
6.50%, 1/20/39	68	78
Pool #4425,
5.50%, 4/20/39	180	199
Pool #4559,
5.00%, 10/20/39	410	454
Pool #4561,
6.00%, 10/20/39	225	258
Pool #4617,
4.50%, 1/20/40	121	131
Pool #4619,
5.50%, 1/20/40	389	430
Pool #4713,
4.50%, 6/20/40	359	386
Pool #4747,
5.00%, 7/20/40	317	349
Pool #4881,
3.50%, 12/20/40	1,259	1,315
Pool #4882,
4.00%, 12/20/40	2,910	3,121
Pool #4923,
4.50%, 1/20/41	281	303
Pool #5050,
4.00%, 5/20/26	254	264

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #5081,
4.00%, 6/20/41	$479	$511
Pool #5082,
4.50%, 6/20/41	502	541
Pool #5083,
5.00%, 6/20/41	1,951	2,146
Pool #5114,
4.00%, 7/20/41	1,915	2,041
Pool #5141,
5.00%, 8/20/41	267	294
Pool #5175,
4.50%, 9/20/41	267	287
Pool #5176,
5.00%, 9/20/41	1,303	1,449
Pool #5202,
3.50%, 10/20/41	713	744
Pool #5203,
4.00%, 10/20/41	460	490
Pool #5232,
3.50%, 11/20/41	409	426
Pool #5264,
5.50%, 12/20/41	36	40
Pool #5280,
4.00%, 1/20/42	508	541
Pool #5304,
3.50%, 2/20/42	504	527
Pool #5317,
5.50%, 2/20/42	253	282
Pool #5326,
3.00%, 3/20/27	711	734
Pool #5331,
3.50%, 3/20/42	814	850
Pool #626951,
3.00%, 6/20/45	771	783
Pool #654804,
6.00%, 5/20/36	38	43
Pool #737602,
4.00%, 11/20/40	500	537
Pool #752757,
4.50%, 11/20/40	665	737
Pool #755677,
4.00%, 12/20/40	395	421
Pool #766711,
4.00%, 5/20/42	1,872	2,018
Pool #782433,
6.00%, 10/20/38	181	205
Pool #783976,
3.50%, 4/20/43	5,743	5,998
Pool #AA5970,
3.00%, 1/20/43	1,748	1,774
Pool #AA6054,
3.00%, 2/20/43	2,428	2,465
Pool #AA6149,
3.00%, 3/20/43	1,786	1,812
Pool #AA6160,
3.50%, 3/20/43	645	673
Pool #AA6243,
3.50%, 4/20/43	259	270
Pool #AB9443,
3.50%, 11/20/42	1,002	1,042
Pool #AD1755,
3.50%, 2/20/43	1,072	1,117
Pool #AD8825,
3.50%, 3/20/43	637	664
Pool #AF5097,
4.00%, 8/20/43	1,885	2,018
Pool #AJ0645,
3.50%, 7/20/44	630	657
Pool #AJ0789,
3.50%, 8/20/45	4,561	4,754
Pool #AJ3643,
4.00%, 10/20/44	1,178	1,261
Pool #AK6867,
3.50%, 1/20/45	3,454	3,600
Pool #AO7525,
3.50%, 8/20/45	2,824	2,943
Pool #AO7682,
4.00%, 8/20/45	1,200	1,293
Pool #MA0006,
2.50%, 4/20/27	258	261
Pool #MA0022,
3.50%, 4/20/42	823	859
Pool #MA0088,
3.50%, 5/20/42	1,834	1,914

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #MA0220,
3.50%, 7/20/42	$958	$1,001
Pool #MA0318,
3.50%, 8/20/42	1,775	1,854
Pool #MA0321,
5.00%, 8/20/42	515	560
Pool #MA0391,
3.00%, 9/20/42	3,623	3,684
Pool #MA0392,
3.50%, 9/20/42	758	791
Pool #MA0698,
3.00%, 1/20/43	858	873
Pool #MA0851,
3.00%, 3/20/43	1,256	1,277
Pool #MA0852,
3.50%, 3/20/43	1,530	1,597
Pool #MA0933,
3.00%, 4/20/43	1,551	1,577
Pool #MA0934,
3.50%, 4/20/43	523	546
Pool #MA1011,
3.00%, 5/20/43	1,489	1,514
Pool #MA1012,
3.50%, 5/20/43	1,363	1,423
Pool #MA1064,
2.50%, 6/20/28	897	908
Pool #MA1089,
3.00%, 6/20/43	1,605	1,632
Pool #MA1224,
3.50%, 8/20/43	1,234	1,289
Pool #MA1285,
3.50%, 9/20/43	699	730
Pool #MA1839,
4.00%, 4/20/44	436	463
Pool #MA1851,
2.50%, 4/20/44(1)	127	129
Pool #MA1920,
4.00%, 5/20/44	475	505
Pool #MA2224,
4.00%, 9/20/44	2,530	2,689
Pool #MA2444,
3.00%, 12/20/44	345	350
Pool #MA2521,
3.50%, 1/20/45	1,471	1,530
Pool #MA2522,
4.00%, 1/20/45	546	581
Pool #MA2677,
3.00%, 3/20/45	765	775
Pool #MA2753,
3.00%, 4/20/45	1,974	2,001
Pool #MA2754,
3.50%, 4/20/45	884	920
Pool #MA2891,
3.00%, 6/20/45	2,099	2,129
Pool #MA2892,
3.50%, 6/20/45	761	792
Pool #MA2935,
3.00%, 7/20/30	1,308	1,351
Pool #MA2960,
3.00%, 7/20/45	1,582	1,604
Pool #MA3034,
3.50%, 8/20/45	2,098	2,183
Pool #MA3106,
4.00%, 9/20/45	2,129	2,263
Pool #MA3172,
3.00%, 10/20/45	416	422
Pool #MA3173,
3.50%, 10/20/45	8,795	9,151
Pool #MA3174,
4.00%, 10/20/45	1,153	1,227
Pool #MA3244,
3.50%, 11/20/45	1,571	1,634
Pool #MA3245,
4.00%, 11/20/45	4,102	4,360
Pool #MA3310,
3.50%, 12/20/45	3,320	3,454
Pool #MA3320,
2.50%, 12/20/45(1)	461	467
Pool #MA3322,
3.00%, 12/20/45(1)	590	602
Pool #MA3378,
4.50%, 1/20/46	2,466	2,635
Pool #MA3400,
2.00%, 1/20/46(1)	188	190

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.3%(8) continued
Government National Mortgage Association II - 6.9% continued
Pool #MA3521,
3.50%, 3/20/46	$3,126	$3,253
Pool #MA3522,
4.00%, 3/20/46	996	1,059
Pool #MA3596,
3.00%, 4/20/46	1,771	1,796
Pool #MA3597,
3.50%, 4/20/46	3,123	3,250
Pool #MA3662,
3.00%, 5/20/46	2,773	2,812
Pool #MA3663,
3.50%, 5/20/46	1,896	1,973
Pool #MA3664,
4.00%, 5/20/46	982	1,044
Pool #MA3735,
3.00%, 6/20/46	3,313	3,359
Pool #MA3736,
3.50%, 6/20/46	2,447	2,546
Pool #MA3777,
2.50%, 7/20/31	289	292
Pool #MA3778,
3.00%, 7/20/31	381	394
Pool #MA3802,
3.00%, 7/20/46	3,853	3,907
Pool #MA3803,
3.50%, 7/20/46	3,633	3,781
Pool #MA3873,
3.00%, 8/20/46	1,465	1,486
Pool #MA3874,
3.50%, 8/20/46	1,648	1,715
Pool #MA3936,
3.00%, 9/20/46	3,263	3,309
Pool #MA4003,
3.00%, 10/20/46	2,148	2,179
Pool #MA4026,
2.00%, 10/20/46(1)	173	174
Pool #MA4067,
11/20/46(9)	1,493	1,450
Pool TBA,
1/17/46(9)	13,400	13,728

		180,470

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,072

Total U.S. Government Agencies (Cost $818,371)		818,933

U.S. GOVERNMENT OBLIGATIONS - 32.7%
U.S. Treasury Bonds - 6.6%
8.75%, 8/15/20	450	562
8.00%, 11/15/21	1,125	1,441
7.13%, 2/15/23	2,000	2,576
6.25%, 8/15/23	6,550	8,188
7.63%, 2/15/25	165	230
6.00%, 2/15/26	9,750	12,608
6.13%, 11/15/27	9,000	12,078
6.25%, 5/15/30	6,000	8,488
5.38%, 2/15/31	4,000	5,328
4.50%, 2/15/36	475	601
4.38%, 2/15/38	1,890	2,349
4.50%, 5/15/38	1,700	2,147
3.50%, 2/15/39	6,000	6,562
4.25%, 5/15/39	4,250	5,160
4.50%, 8/15/39	8,000	10,046
4.38%, 11/15/39	7,000	8,641
4.63%, 2/15/40	5,250	6,709
4.38%, 5/15/40	1,000	1,236
3.75%, 8/15/41	4,000	4,505
3.13%, 2/15/42	2,000	2,030
2.75%, 8/15/42	2,500	2,362
3.38%, 5/15/44	5,000	5,302
3.00%, 11/15/44	7,000	6,915
2.50%, 2/15/45	6,000	5,344
3.00%, 5/15/45	13,000	12,824
3.00%, 11/15/45	28,000	27,617
2.50%, 5/15/46	8,000	7,109
2.25%, 8/15/46	5,000	4,204

		173,162

U.S. Treasury Notes - 26.1%
1.00%, 9/15/17	30,000	30,047
0.75%, 12/31/17	10,000	9,984
0.88%, 1/15/18	25,000	24,988
0.88%, 1/31/18	10,000	9,993
3.50%, 2/15/18	6,250	6,425
0.75%, 2/28/18	5,000	4,988
3.88%, 5/15/18	3,300	3,429

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 32.7% continued
U.S. Treasury Notes - 26.1% continued
0.63%, 6/30/18	$10,000	$9,937
1.38%, 6/30/18	2,600	2,612
0.88%, 7/15/18	15,000	14,952
1.38%, 7/31/18	10,000	10,045
1.50%, 8/31/18	17,030	17,136
3.75%, 11/15/18	2,300	2,410
1.50%, 12/31/18	10,000	10,058
1.13%, 1/15/19	5,000	4,990
0.75%, 2/15/19	5,000	4,950
2.75%, 2/15/19	18,000	18,565
1.38%, 2/28/19	4,000	4,011
1.50%, 2/28/19	5,000	5,027
1.63%, 4/30/19	10,000	10,078
0.88%, 6/15/19	10,000	9,895
1.63%, 6/30/19	10,000	10,075
0.88%, 7/31/19	2,000	1,977
1.63%, 7/31/19	10,000	10,070
3.63%, 8/15/19	18,000	19,055
1.75%, 9/30/19	30,000	30,295
1.00%, 11/15/19	1,000	988
3.38%, 11/15/19	16,000	16,881
1.63%, 12/31/19	2,500	2,512
3.63%, 2/15/20	5,000	5,321
1.38%, 3/31/20	2,280	2,268
1.13%, 4/30/20	3,000	2,959
3.50%, 5/15/20	5,000	5,315
1.38%, 5/31/20	15,000	14,905
1.50%, 5/31/20	20,000	19,939
2.63%, 8/15/20	3,000	3,102
2.63%, 11/15/20	3,000	3,101
1.63%, 11/30/20	10,000	9,960
1.75%, 12/31/20	10,000	9,997
1.38%, 1/31/21	10,000	9,840
3.63%, 2/15/21	12,000	12,881
1.13%, 2/28/21	29,000	28,217
1.38%, 5/31/21	12,000	11,761
1.13%, 6/30/21	20,000	19,357
2.13%, 6/30/21	1,740	1,759
2.13%, 8/15/21	36,000	36,342
2.13%, 6/30/22	4,000	4,014
1.63%, 8/15/22	19,000	18,529
2.13%, 12/31/22	5,000	4,997
1.50%, 2/28/23	10,000	9,618
1.63%, 4/30/23	20,000	19,344
1.63%, 5/31/23	1,000	966
2.75%, 11/15/23	5,000	5,165
2.50%, 5/15/24	20,000	20,299
2.38%, 8/15/24	24,000	24,112
2.25%, 11/15/24	3,000	2,982
2.25%, 11/15/25	9,525	9,403
1.63%, 2/15/26	39,660	37,057
1.63%, 5/15/26	25,000	23,312

		683,195

Total U.S. Government Obligations (Cost $851,686)		856,357

MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	115
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	126

		241

California - 0.3%
Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds,
6.26%, 4/1/49	425	577
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	212
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	211
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	161
7.30%, 10/1/39	920	1,299
7.63%, 3/1/40	405	595
7.60%, 11/1/40	400	602

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
California - 0.3% continued
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	$50	$72
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	219
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	869
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	379
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	216
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	320
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	389
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	413
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	115
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	130
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	366
University of California Revenue Bonds, Build America Bonds,
6.27%, 5/15/31	200	219
5.95%, 5/15/45	150	185

		7,654

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	274
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	62

		336

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	193
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	366

		559

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	36

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	505

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	122

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Georgia - 0.0% continued
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	$70	$86
7.06%, 4/1/57	300	340

		548

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	374
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	164
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	310
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	630

		1,478

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	279
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	126

		405

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	120

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	397
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	281

		678

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	220
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	316
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	180
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	170

		886

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	110
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	132
6.81%, 11/15/40	60	80
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	257
5.72%, 6/15/42	250	318

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
New York - 0.1% continued
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	$300	$371
New York G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.52%, 10/1/37	100	121
5.85%, 6/1/40	85	108
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	92
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	309
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	120
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	257
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	550	663
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	277

		3,215

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	246
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	455
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	162
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	217
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(3)	200	194
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	101

		1,375

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	252

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	206

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	129

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	210
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	200	230

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Texas - 0.1% continued
Houston Taxable Pension Obligation G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	$285	$339
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	174
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	256
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	253
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	354
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	115
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	227

		2,158

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	100

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	100
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	126
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	119

		345

Total Municipal Bonds (Cost $17,705)		21,226

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(10) (11)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(12) (13)	52,069,660	52,070

Total Investment Companies (Cost $52,070)		52,070

Total Investments - 101.3% (Cost $2,630,832)		2,650,639

Liabilities less Other Assets - (1.3%)		(34,982)

NET ASSETS - 100.0%		$2,615,657

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(2)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2114.
(5)	Century bond maturing in 2112.
(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	When-Issued Security. Coupon rate is not in effect at December 31, 2016.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	40.3%
U.S. Agency	22.9
AAA	4.4
AA	4.3
A	12.5
BBB	13.6
BB	— (1)
Cash Equivalents	2.0

Total	100.0%

(1)	Amount rounds to less than 0.01.
*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$40,278	$—	$40,278
Corporate Bonds(1)	—	630,839	—	630,839
Foreign Issuer Bonds(1)	—	230,936	—	230,936
U.S. Government Agencies(1)	—	818,933	—	818,933
U.S. Government Obligations(1)	—	856,357	—	856,357
Municipal Bonds(1)	—	21,226	—	21,226
Investment Companies	52,070	—	—	52,070

Total Investments	$52,070	$2,598,569	$—	$2,650,639

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,630,951

Gross tax appreciation of investments	$53,286
Gross tax depreciation of investments	(33,598)

Net tax appreciation of investments	$19,688

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$108,568	$453,416	$509,914	$146	$52,070

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.6%
U.S. Treasury Bonds - 15.3%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	102
6.38%, 8/15/27	115	157
6.13%, 11/15/27	75	101
5.50%, 8/15/28	150	194
5.25%, 11/15/28	100	127
6.13%, 8/15/29	50	69
6.25%, 5/15/30	175	248
5.38%, 2/15/31	200	266
4.50%, 2/15/36	190	240
4.75%, 2/15/37	125	163
5.00%, 5/15/37	100	134
4.38%, 2/15/38	150	186
4.50%, 5/15/38	95	120
3.50%, 2/15/39	260	284
4.25%, 5/15/39	200	243
4.50%, 8/15/39	175	220
4.38%, 11/15/39	250	309
4.63%, 2/15/40	335	428
4.38%, 5/15/40	290	358
3.88%, 8/15/40	300	344
4.25%, 11/15/40	275	334
4.75%, 2/15/41	295	385
4.38%, 5/15/41	290	359
3.75%, 8/15/41	255	287
3.13%, 11/15/41	195	198
3.13%, 2/15/42	300	304
3.00%, 5/15/42	255	253
2.75%, 8/15/42	380	359
2.75%, 11/15/42	415	392
3.13%, 2/15/43	505	512
2.88%, 5/15/43	625	604
3.63%, 8/15/43	600	665
3.75%, 11/15/43	730	828
3.63%, 2/15/44	650	720
3.38%, 5/15/44	700	742
3.13%, 8/15/44	625	633
3.00%, 11/15/44	705	696
2.50%, 2/15/45	650	579
3.00%, 5/15/45	650	641
2.88%, 8/15/45	675	650
3.00%, 11/15/45	680	671
2.50%, 2/15/46	600	533
2.50%, 5/15/46	675	600
2.25%, 8/15/46	675	568
2.88%, 11/15/46	450	434

		17,253

U.S. Treasury Notes - 83.3%
0.75%, 1/31/18	500	499
0.88%, 1/31/18	700	699
1.00%, 2/15/18	500	500
3.50%, 2/15/18	350	360
0.75%, 2/28/18	1,150	1,147
1.00%, 3/15/18	400	400
0.75%, 3/31/18	550	548
0.88%, 3/31/18	750	749
2.88%, 3/31/18	250	256
0.75%, 4/15/18	250	249
0.63%, 4/30/18	500	498
2.63%, 4/30/18	200	204
1.00%, 5/15/18	350	350
3.88%, 5/15/18	150	156
0.88%, 5/31/18	250	249
1.00%, 5/31/18	850	850
1.13%, 6/15/18	450	450
0.63%, 6/30/18	650	646
1.38%, 6/30/18	400	402
0.88%, 7/15/18	800	797
0.75%, 7/31/18	500	497
1.38%, 7/31/18	400	402
1.00%, 8/15/18	750	749
0.75%, 8/31/18	500	497
1.50%, 8/31/18	765	770
1.00%, 9/15/18	400	399
0.75%, 9/30/18	500	497
1.38%, 9/30/18	750	753
0.88%, 10/15/18	350	348
0.75%, 10/31/18	300	298
1.25%, 10/31/18	500	501
1.75%, 10/31/18	200	202
1.25%, 11/15/18	300	300
3.75%, 11/15/18	400	419
1.00%, 11/30/18	400	399
1.25%, 11/30/18	500	501
1.38%, 11/30/18	250	251
1.25%, 12/15/18	550	551

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.6% continued
U.S. Treasury Notes - 83.3% continued
1.38%, 12/31/18	$250	$251
1.50%, 12/31/18	550	553
1.13%, 1/15/19	500	499
1.25%, 1/31/19	350	350
1.50%, 1/31/19	450	452
0.75%, 2/15/19	400	396
2.75%, 2/15/19	400	413
1.38%, 2/28/19	500	501
1.50%, 2/28/19	400	402
1.00%, 3/15/19	500	497
1.50%, 3/31/19	200	201
1.63%, 3/31/19	600	605
0.88%, 4/15/19	500	495
1.25%, 4/30/19	200	200
1.63%, 4/30/19	550	554
0.88%, 5/15/19	450	446
3.13%, 5/15/19	500	521
1.13%, 5/31/19	150	149
1.50%, 5/31/19	600	603
0.88%, 6/15/19	500	495
1.63%, 6/30/19	750	756
0.75%, 7/15/19	400	394
0.88%, 7/31/19	365	361
1.63%, 7/31/19	500	503
0.75%, 8/15/19	500	492
1.00%, 8/31/19	675	669
1.63%, 8/31/19	250	252
0.88%, 9/15/19	500	493
1.00%, 9/30/19	175	173
1.75%, 9/30/19	500	505
1.00%, 10/15/19	500	495
1.50%, 10/31/19	1,000	1,002
1.00%, 11/15/19	1,100	1,087
1.00%, 11/30/19	355	351
1.50%, 11/30/19	500	501
1.63%, 12/31/19	1,200	1,206
1.25%, 1/31/20	1,000	993
1.38%, 1/31/20	350	349
3.63%, 2/15/20	500	532
1.25%, 2/29/20	350	347
1.38%, 2/29/20	150	149
1.13%, 3/31/20	250	247
1.38%, 3/31/20	200	199
1.13%, 4/30/20	1,000	986
3.50%, 5/15/20	350	372
1.38%, 5/31/20	400	397
1.50%, 5/31/20	1,300	1,296
1.63%, 6/30/20	550	550
1.63%, 7/31/20	600	600
2.00%, 7/31/20	200	203
2.63%, 8/15/20	300	310
1.38%, 8/31/20	1,000	990
2.13%, 8/31/20	335	340
1.38%, 9/30/20	1,000	989
1.38%, 10/31/20	805	795
1.75%, 10/31/20	480	481
2.63%, 11/15/20	585	605
1.63%, 11/30/20	500	498
2.00%, 11/30/20	325	328
1.75%, 12/31/20	765	765
1.38%, 1/31/21	1,050	1,033
2.13%, 1/31/21	175	177
3.63%, 2/15/21	550	590
1.13%, 2/28/21	700	681
2.00%, 2/28/21	390	393
1.25%, 3/31/21	650	635
2.25%, 3/31/21	350	356
1.38%, 4/30/21	550	540
2.25%, 4/30/21	375	382
3.13%, 5/15/21	475	501
1.38%, 5/31/21	850	833
2.00%, 5/31/21	350	352
1.13%, 6/30/21	600	581
2.13%, 6/30/21	450	455
1.13%, 7/31/21	550	532
2.25%, 7/31/21	475	482
2.13%, 8/15/21	750	757
1.13%, 8/31/21	500	483
2.00%, 8/31/21	500	502
1.13%, 9/30/21	550	530
2.13%, 9/30/21	450	454
1.25%, 10/31/21	600	582
2.00%, 10/31/21	400	401
2.00%, 11/15/21	725	727
1.75%, 11/30/21	850	844
1.88%, 11/30/21	550	549

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.6% continued
U.S. Treasury Notes - 83.3% continued
2.00%, 12/31/21	$500	$502
2.13%, 12/31/21	475	479
1.50%, 1/31/22	500	489
2.00%, 2/15/22	425	426
1.75%, 2/28/22	500	494
1.75%, 3/31/22	510	503
1.75%, 4/30/22	450	444
1.75%, 5/15/22	375	369
1.88%, 5/31/22	550	546
2.13%, 6/30/22	450	452
2.00%, 7/31/22	550	548
1.63%, 8/15/22	450	439
1.88%, 8/31/22	475	469
1.75%, 9/30/22	500	491
1.88%, 10/31/22	375	370
1.63%, 11/15/22	555	540
2.00%, 11/30/22	300	298
2.13%, 12/31/22	725	725
1.75%, 1/31/23	575	562
2.00%, 2/15/23	925	917
1.50%, 2/28/23	450	433
1.50%, 3/31/23	450	432
1.63%, 4/30/23	450	435
1.75%, 5/15/23	875	852
1.63%, 5/31/23	450	435
1.38%, 6/30/23	500	475
1.25%, 7/31/23	500	471
2.50%, 8/15/23	900	916
1.38%, 8/31/23	500	474
1.38%, 9/30/23	600	568
1.63%, 10/31/23	350	337
2.75%, 11/15/23	850	878
2.13%, 11/30/23	450	447
2.25%, 12/31/23	500	500
2.75%, 2/15/24	800	826
2.50%, 5/15/24	1,075	1,091
2.38%, 8/15/24	975	980
2.25%, 11/15/24	1,025	1,019
2.00%, 2/15/25	1,125	1,095
2.13%, 5/15/25	900	882
2.00%, 8/15/25	1,050	1,017
2.25%, 11/15/25	1,395	1,377
1.63%, 2/15/26	1,250	1,168
1.63%, 5/15/26	1,150	1,072
1.50%, 8/15/26	970	892
2.00%, 11/15/26	800	770

		93,744

Total U.S. Government Obligations (Cost $111,885)		110,997

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(1) (2)	3,518,183	$3,518

Total Investment Companies (Cost $3,518)		3,518

Total Investments - 101.7% (Cost $115,403)		114,515

Liabilities less Other Assets - (1.7%)		(1,907)

NET ASSETS - 100.0%		$112,608

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	96.9%
Cash Equivalents	3.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	DECEMBER 31, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$110,997	$—	$110,997
Investment Companies	3,518	—	—	3,518

Total Investments	$3,518	$110,997	$—	$114,515

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$115,568

Gross tax appreciation of investments	$510
Gross tax depreciation of investments	$(1,563)

Net tax depreciation of investments	$(1,053)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,837	$33,615	$31,934	$1	$3,518

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%
Arizona - 98.8%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/38	$500	$566
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	500	595
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,139
5.00%, 7/1/41	1,000	1,124
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,187
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	542
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	3,710	4,285
3.00%, 6/1/34	1,000	930
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	2,000	2,132
Buckeye Excise Tax Obligations Revenue Refunding Bonds,
4.00%, 7/1/27	100	108
3.00%, 7/1/31	100	95
3.00%, 7/1/32	135	127
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/25	450	465
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,462
Cottonwood Pledged Revenue Refunding Bonds (BAM Insured),
3.00%, 7/1/21	795	826
4.00%, 7/1/24	975	1,071
4.00%, 7/1/25	975	1,072
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,087
Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded,
5.00%, 1/1/18(1)	2,000	2,077
Goodyear G.O. Limited Refunding Bonds,
3.00%, 7/1/37	2,500	2,186
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Prerefunded,
6.00%, 7/1/18(1)	1,000	1,072
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series A,
3.00%, 7/1/32	3,000	2,757
Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B,
4.00%, 7/1/30	625	661
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,109
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,098
5.25%, 8/1/31	1,005	1,053
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,077
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded,
4.50%, 7/1/19(1)	1,190	1,279
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,108
5.50%, 7/1/29(2)	485	580
5.50%, 7/1/30(2)	375	446

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
Arizona - 98.8% continued
Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (BAM Insured),
5.00%, 7/1/22	$700	$794
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	239
Maricopa County School District No. 41 Gilbert G.O. Unlimited Bonds, Series A, School Improvement Project of 2015 (BAM Insured),
3.00%, 7/1/28	1,380	1,356
Maricopa County School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2013 (AGM Insured),
3.00%, 7/1/25	400	405
3.00%, 7/1/26	430	428
3.00%, 7/1/27	665	656
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/21	1,820	2,057
3.00%, 7/1/23	1,900	1,984
Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
5.00%, 7/1/25	1,500	1,766
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,056
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,888
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	185
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,120
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
2.00%, 7/1/25	3,000	2,814
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	510
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series B, School Improvement Project of 2014 (AGM Insured),
3.00%, 7/1/27	500	504
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	468
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	789
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
3.00%, 7/1/24	250	257
Mesa G.O. Limited Refunding Bonds, Series A,
3.00%, 7/1/25	1,550	1,609
4.00%, 7/1/27	1,000	1,117
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,167
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,099
5.00%, 7/1/23	1,000	1,087

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
Arizona - 98.8% continued
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	$1,125	$1,316
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,796
5.50%, 7/1/21	1,080	1,147
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,124
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/19(1)	530	575
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds,
7/1/30(3)	1,200	1,423
Pima County Regional Transportation Fund Excise TRB,
5.00%, 6/1/21	1,500	1,704
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,138
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,163
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,502
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	2,092
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,156
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,140
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,027
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/39	1,225	1,297
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/30	1,500	1,788
Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured),
3.13%, 7/1/38	755	737
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,171
Tempe Union High School District No. 213 G.O. Unlimited Refunding Bonds,
4.00%, 7/1/26	805	894
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,138
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,173
Tucson G.O. Unlimited Bonds, Series D,
3.00%, 7/1/24	850	877
Tucson Refunding COPS (AGM Insured),
5.00%, 7/1/26	750	878
Tucson Water Revenue Bonds,
3.00%, 7/1/27	500	495
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,036

		98,458

Total Municipal Bonds (Cost $96,542)		98,458

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(4) (5)	2,121,466	$2,121

Total Investment Companies (Cost $2,121)		2,121

Total Investments - 100.9% (Cost $98,663)		100,579

Liabilities less Other Assets - (0.9%)		(865)

NET ASSETS - 100.0%		$99,714

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at December 31, 2016.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.6%
AA	78.7
A	15.6
Cash Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.1%
General	24.1
General Obligation	6.2
Higher Education	11.3
School District	29.4
Water	14.4
All other sectors less than 5%	9.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$98,458	$—	$98,458
Investment Companies	2,121	—	—	2,121

Total	$2,121	$98,458	$—	$100,579

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$98,663

Gross tax appreciation of investments	$3,522
Gross tax depreciation of investments	(1,606)

Net tax appreciation of investments	$1,916

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$7,068	$55,703	$62,771	$8	$—
Northern Institutional Funds - U.S. Government Portfolio	—	29,090	26,969	4	2,121

Total	$7,068	$84,793	$89,740	$12	$2,121

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guarantee Corporation

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97. 9%
California - 97.9%
Alameda County Joint Powers Authority Lease Juvenile Justice Revenue Refunding Bonds,
5.00%, 12/1/25	$1,225	$1,467
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	850	933
Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL Insured), Prerefunded,
4.50%, 4/1/17(1)	3,000	3,028
Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds,
5.00%, 6/1/27	500	593
5.00%, 6/1/28	565	667
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(2)	565	566
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19(2)	425	427
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	581
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AS,
4.00%, 12/1/34	1,795	1,900
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,414
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	908
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,440
California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California,
5.00%, 10/1/25	1,000	1,218
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,486
5.25%, 11/1/40	8,500	9,448
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,258
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/24	1,000	1,189
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	4,000	4,785
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,183
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	3,970
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,180
3.00%, 9/1/29	2,695	2,636
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,371
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	293
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(2)	1,000	925

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	$2,500	$2,840
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts,
5.00%, 11/1/34	1,290	1,459
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western,
5.00%, 9/1/28	575	673
5.00%, 9/1/29	1,000	1,165
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum,
3.00%, 2/1/36	1,000	886
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,093
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded,
6.38%, 11/1/19(1)	2,500	2,840
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	2,000	2,349
5.00%, 11/1/32	1,000	1,165
California State University Systemwide Revenue Refunding Bonds, Series B-2,
4.00%, 11/1/21(2)	2,000	2,172
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(2)	5,750	6,343
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,167
5.50%, 4/1/19	1,000	1,092
5.00%, 9/1/19	4,720	5,157
5.00%, 10/1/19	2,990	3,274
5.00%, 9/1/20	1,690	1,892
5.00%, 10/1/20	6,000	6,728
5.50%, 4/1/21	2,000	2,173
5.00%, 10/1/22	500	581
4.00%, 5/1/23	1,485	1,650
5.00%, 10/1/23	500	589
5.00%, 12/1/23	5,000	5,904
5.00%, 5/1/24	1,450	1,719
5.25%, 3/1/30	1,500	1,653
6.50%, 4/1/33	5,260	5,819
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,715
5.00%, 12/1/23	2,450	2,893
5.00%, 10/1/26	2,750	3,249
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/27	1,000	1,128
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(3)	1,250	1,199
Carlsbad Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	725	877
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,226
Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects,
5.00%, 6/1/24	1,190	1,385
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(1)	4,250	4,352
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	715	846

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	$1,745	$2,029
5.00%, 6/1/24	1,075	1,289
Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded,
5.00%, 7/1/18(1)	2,000	2,111
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(3)	9,940	8,390
El Dorado Irrigation District COPS, Series A (AGC Insured),
4.00%, 8/1/18	1,915	1,996
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(3)	2,150	2,036
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,686
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,697
Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2,
4.00%, 11/1/31	1,500	1,571
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,308
Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded,
5.00%, 8/1/19(1)	1,005	1,096
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	76
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
4.00%, 8/1/33	4,180	4,412
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	6,695
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,086
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	5,000	5,834
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,376
5.00%, 12/1/29	5,130	5,986
5.00%, 12/1/31	2,000	2,306
Los Angeles Department of Airports Revenue Bonds, Series D (AMT),
5.00%, 5/15/23	3,625	4,174
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	761
5.00%, 5/15/28	600	709
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/27	4,695	5,484
5.00%, 5/15/29	2,500	2,892
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,542
5.25%, 5/15/29	5,000	5,542
5.00%, 5/15/40	3,500	3,791
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	2,981

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	$2,490	$2,529
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	500	590
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	5,000	6,018
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,625
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
5.00%, 11/1/26	1,695	2,019
5.00%, 11/1/27	3,210	3,799
4.00%, 11/1/33	3,000	3,079
4.00%, 11/1/34	3,780	3,860
4.00%, 11/1/35	380	386
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/23	5,000	5,895
5.00%, 7/1/25	2,325	2,807
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	7,500	8,843
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,397
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,220
Marin County COPS, Prerefunded,
3.00%, 8/1/20(1)	1,595	1,668
4.00%, 8/1/20(1)	1,140	1,231
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	2,000	2,307
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,303
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,743
5.00%, 10/1/27	1,130	1,316
5.00%, 10/1/28	2,770	3,207
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/26	1,060	1,240
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,115
5.00%, 9/1/22	1,445	1,671
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	715
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,180
5.00%, 10/1/28	670	786
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/23	1,200	1,395
5.00%, 8/1/25	1,690	1,970
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,746
5.00%, 8/1/26	2,145	2,482
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,582
Northern California Transmission Agency Revenue Refunding Bonds, Series A, California-Oregon Project,
5.00%, 5/1/27	1,150	1,372

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	$1,600	$1,818
5.00%, 8/1/22	750	862
5.00%, 8/1/24	600	708
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/33	1,080	1,129
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,114
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,778
Palomar Health G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/29	1,000	1,151
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	945
Pasadena Public Financing Authority Lease Revenue Refunding Bonds, Rose Bowl Renovation Project,
5.00%, 4/1/24	1,000	1,179
5.00%, 4/1/25	1,000	1,192
5.00%, 4/1/26	1,500	1,802
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,196
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(3)	3,280	3,039
Rancho Santa Fe CSD Financing Authority Special Tax Revenue Refunding Bonds, Series A, Superior Lien,
5.00%, 9/1/25	845	973
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	1,000	1,029
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	158
5.00%, 7/1/29	1,000	1,049
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	936
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,697
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	713
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/34	2,000	2,314
5.00%, 10/1/35	1,000	1,152
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,630
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded,
5.00%, 8/15/18(1)	1,165	1,237
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance,
5.00%, 8/15/19	610	646
5.00%, 8/15/25	1,225	1,295
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,178
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,500	1,848
5.00%, 8/1/27	7,390	9,048

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	$1,040	$1,197
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,212
4.25%, 3/1/20	1,130	1,219
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
4.00%, 5/15/19(1)	1,495	1,586
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,386
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded,
5.00%, 5/15/19(1)	5,000	5,422
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, Escrowed to Maturity,
4.00%, 2/1/19	3,615	3,811
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,885
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,835
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	2,000	2,162
5.13%, 4/1/19(1)	1,000	1,084
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,231
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	1,942
San Francisco City & County G.O. Unlimited Bonds, Series D,
3.00%, 6/15/26	2,860	2,936
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,125
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/23	2,000	2,374
5.00%, 11/1/26	1,250	1,534
5.00%, 11/1/27	2,500	3,041
4.00%, 11/1/36	1,000	1,046
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,899
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,236
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,288
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,132
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/25	3,000	3,093
San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus,
5.00%, 7/15/27	2,335	2,819
5.00%, 7/15/29	1,370	1,629

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	$1,140	$1,346
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,120
Santa Clara County Financing Authority Revenue Refunding Bonds, Series A,
3.00%, 11/15/25	5,000	5,107
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,151
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,656
5.00%, 7/1/30	4,040	4,451
5.00%, 7/1/34	1,000	1,093
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,000	2,364
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,509
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,349
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,156
5.00%, 7/1/30	2,500	2,740
Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured),
3.00%, 8/1/32	2,500	2,331
3.38%, 8/1/40	500	455
Tracy Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	745	901
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/27	4,795	5,710
5.00%, 1/1/28	625	715
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,364
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,255
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/24	2,000	2,390
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	1,000	1,068
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/17(3)	1,615	1,604
0.00%, 8/1/18(3)	1,635	1,596
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,249
West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012,
5.00%, 8/1/28	2,500	3,010
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,759
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/29	1,320	1,552

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 97.9% continued
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	$500	$592
5.00%, 9/1/26	1,000	1,172

		465,861

Total Municipal Bonds (Cost $461,388)		465,861

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(4) (5)	3,936,201	$3,936

Total Investment Companies (Cost $3,936)		3,936

Total Investments - 98.7% (Cost $465,324)		469,797

Other Assets less Liabilities - 1.3%		6,030

NET ASSETS - 100.0%		$475,827

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the puttable date.
(3)	Zero coupon bond.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.0%
AA	83.0
A	12.0
BBB	0.2
Cash Equivalents	0.8

Total	100%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.3%
General	15.6
General Obligation	28.1
Higher Education	5.1
Power	6.3
School District	15.7
Utilities	5.4
Water	9.6
All other sectors less than 5%	7.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$465,861	$—	$465,861
Investment Companies	3,936	—	—	3,936

Total Investments	$3,936	$465,861	$—	$469,797

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$465,324

Gross tax appreciation of investments	$12,152
Gross tax depreciation of investments	(7,679)

Net tax appreciation of investments	$4,473

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$18,004	$158,490	$176,494	$8	$—
Northern Institutional Funds - U.S. Government Portfolio	—	97,418	93,482	7	3,936

Total	$18,004	$255,908	$269,976	$15	$3,936

*	Effective October 7, 2016, the Northern Funds - California Municipal Money Market Fund was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CSD - Community Services District

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5%
California - 96.5%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	$1,000	$1,103
Banning Unified School District G.O. Unlimited Bonds, Series A, Election of 2006 (BHAC-CR FGIC Insured), Prerefunded,
5.00%, 8/1/17(1)	3,000	3,072
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(1)	3,595	3,841
Cabrillo Community College District G.O. Unlimited Refunding Bonds,
3.00%, 8/1/36	1,000	877
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,597
5.00%, 3/1/26	1,300	1,545
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,958
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	1,500	1,791
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western,
4.00%, 9/1/30	500	526
4.00%, 9/1/31	550	572
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Walt Disney Family Museum,
3.00%, 2/1/37	500	438
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded,
6.00%, 4/1/19(1)	1,400	1,544
California State Public Works Board Lease Revenue Refunding Bonds, Series F,
5.00%, 5/1/29	1,000	1,157
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,490	1,750
5.00%, 11/1/32	1,000	1,165
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,607
5.25%, 3/1/30	3,500	3,856
5.50%, 3/1/40	2,865	3,163
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/32	1,750	1,849
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	699
6.00%, 8/1/23(1)	1,000	1,241
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	500	552
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(1)	705	722
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	825	994
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	3,961
Imperial Irrigation District Electric Revenue Refunding Bonds, Series B-2,
4.00%, 11/1/31	1,000	1,047
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
4.00%, 8/1/35	2,590	2,710

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5% continued
California - 96.5% continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	$1,665	$1,943
4.00%, 12/1/34	1,500	1,556
4.00%, 12/1/36	1,500	1,540
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,500	2,917
5.00%, 12/1/30	2,000	2,318
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,625
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,016
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	10	11
Los Angeles Harbor Department Revenue Refunding Bonds, Series B,
4.00%, 8/1/35	1,000	1,053
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
5.00%, 11/1/27	2,000	2,367
4.00%, 11/1/33	3,150	3,232
4.00%, 11/1/34	3,000	3,064
4.00%, 11/1/35	2,000	2,034
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
4.00%, 7/1/17	750	762
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,744
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,715
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	692
5.50%, 9/1/21(1)	2,500	2,911
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,624
Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded,
6.00%, 4/1/19(1)	590	650
Modesto Irrigation District Capital Improvements COPS, Series A, Unrefunded Balance,
6.00%, 10/1/39	1,410	1,534
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(2)	10,000	5,391
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	650	774
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/35	1,360	1,406
Orange County Public Financing Authority Lease Revenue Refunding Bonds (NATL Insured),
5.00%, 7/1/17	1,050	1,071
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	2,000	1,805
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
1.73%, 8/1/38(3)	5,000	5,684
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	1,000	1,029
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,751
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,420	1,636
5.00%, 10/1/41	2,000	2,273

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5% continued
California - 96.5% continued
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	$55	$62
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	3,000	3,673
5.00%, 8/1/28	1,500	1,826
San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded,
5.00%, 5/1/18(1)	2,000	2,103
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,627
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,199
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	3,650	3,946
5.13%, 4/1/19(1)	1,500	1,626
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/26	1,000	1,227
5.00%, 11/1/27	2,500	3,041
4.00%, 11/1/36	4,000	4,182
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,319
Santa Clara County Financing Authority Revenue Refunding Bonds, Series A,
3.00%, 11/15/25	2,510	2,564
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,383
Santa Clara Valley Transportation Authority Measure A Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 4/1/17(1)	2,000	2,021
Santa Rosa Wastewater Revenue Bonds, Series A (AMBAC Insured),
5.00%, 9/1/17	1,025	1,053
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,393
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	2,520	2,700
Sweetwater Union High School District G.O. Unlimited Bonds, Series B, Election of 2006 (AGM Insured),
3.00%, 8/1/33	2,000	1,837
3.38%, 8/1/40	2,000	1,818
Tuolumne Wind Project Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/29	1,700	2,016
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/30	1,490	1,737
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(1)	3,000	3,079
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,653
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,169
5.00%, 7/1/32	595	690

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.5% continued
California - 96.5% continued
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	$4,065	$4,341
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,139

		173,889

Total Municipal Bonds (Cost $166,419)		173,889

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(4) (5)	5,477,742	$5,478

Total Investment Companies (Cost $5,478)		5,478

Total Investments - 99.6% (Cost $171,897)		179,367

Other Assets less Liabilities - 0.4%		806

NET ASSETS - 100.0%		$180,173

(1)	Maturity date represents the prerefunded date.
(2)	Zero coupon bond.
(3)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	74.9
A	18.8
Not Rated	0.4
Cash Equivalents	3.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	23.5%
General Obligation	28.2
School District	16.2
Water	10.9
All other sectors less than 5%	21.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$173,889	$—	$173,889
Investment Companies	5,478	—	—	5,478

Total	$5,478	$173,889	$—	$179,367

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$171,923

Gross tax appreciation of investments	$10,379
Gross tax depreciation of investments	(2,935)

Net tax appreciation of investments	$7,444

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$27,669	$72,078	$99,747	$5	$—
Northern Institutional Funds - U.S. Government Portfolio	—	52,068	46,590	3	5,478

Total	$27,669	$124,146	$146,337	$8	$5,478

*	Effective October 7, 2016, the Northern Funds - California Municipal Money Market Fund was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1%
Alabama - 1.1%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,651

Arizona - 3.5%
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,463
5.00%, 2/15/46	3,500	3,606
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde,
6.25%, 1/1/38	4,000	4,436
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/45	5,000	5,582
Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,242
5.00%, 7/1/46	1,300	1,339

		17,668

California - 9.8%
California State Municipal Finance Authority COPS, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,228
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/36	1,000	929
5.00%, 11/1/46	2,000	1,814
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,230
6.25%, 6/1/40	1,000	1,113
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(1) (2)	3,000	3,102
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,243
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/34	1,000	1,040
5.25%, 12/1/44	3,500	3,591
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,950
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	4,000	3,533
5.75%, 6/1/47	5,000	4,785
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	5,631
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,503
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	6,000	5,712
5.13%, 6/1/46	2,000	1,829

		49,233

Colorado - 1.9%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,376

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Colorado - 1.9% continued
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	$2,000	$2,002
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,287

		9,665

Connecticut - 1.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,379
5.38%, 7/1/31	1,250	1,380
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Quinnipiac University,
5.00%, 7/1/35	2,150	2,388
5.00%, 7/1/36	3,000	3,325

		8,472

Delaware - 0.4%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,183

District of Columbia - 1.8%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,817
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,085

		8,902

Florida - 4.6%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,375	3,556
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	5,000	5,798
Halifax Hospital Medical Center Revenue Refunding Bonds,
5.00%, 6/1/36	4,250	4,689
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,643
5.00%, 10/1/44	1,500	1,639
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	395	404
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	5,000	5,461
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3)	150	67

		23,257

Georgia - 1.5%
Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded,
6.25%, 11/1/19(4)	5,000	5,649
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Series A, Project One Subordinate,
5.00%, 1/1/35	1,500	1,680

		7,329

Illinois - 6.3%
Chicago Board of Education Dedicated Capital Improvement Special Tax Obligation Revenue Bonds,
4/1/46(5)	4,000	3,945
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/28	2,500	2,776
5.00%, 11/1/29	1,000	1,106
5.00%, 11/1/30	1,000	1,102
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(4)	35,000	4,055

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Illinois - 6.3% continued
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19(4)	$1,000	$1,134
7.00%, 8/15/19(4)	1,000	1,137
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/34	5,000	5,396
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	1,000	1,017
5.00%, 2/15/41	1,000	1,009
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,000	5,508
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,124
6.00%, 6/1/28	2,000	2,273

		31,582

Indiana - 2.4%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,403
6.38%, 9/15/41	2,000	2,208
Indiana State Municipal Power Agency Revenue Bonds, Series B, Prerefunded,
6.00%, 1/1/19(4)	2,000	2,183
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
5.70%, 9/1/17(1) (2) (4)	1,000	1,030
8.00%, 9/1/21(4)	2,500	3,140

		11,964

Kentucky - 1.1%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,680
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,587

		5,267

Louisiana - 8.6%
Louisiana State Gasoline & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,451
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,233
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,331
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,241
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,345
Louisiana State Public Facilities Authority Revenue Bonds, Provident Group-Flagship Property,
5.00%, 7/1/46	3,500	3,757
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,255

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Louisiana - 8.6% continued
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation,
5.00%, 5/15/47	$5,000	$5,379
New Orleans Aviation Board Revenue Bonds, Series A,
5.00%, 1/1/40	1,500	1,652
5.00%, 1/1/45	2,500	2,745
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	4,000	4,301
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,252
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,158

		43,100

Maine - 1.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,030
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,295
6.75%, 7/1/41	2,000	2,167

		9,492

Maryland - 2.7%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,493
Maryland State Economic Development Corp. Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects (AGM Insured),
5.00%, 6/1/35	2,500	2,828
5.00%, 6/1/43	1,805	2,020
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,729
6.13%, 1/1/36	2,000	2,212

		13,282

Massachusetts - 3.6%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,124
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	5,000	5,229
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing, Prerefunded,
5.00%, 10/1/41	4,230	4,381
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,203

		17,937

Michigan - 2.5%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/35	3,000	3,214
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4 Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/30	2,000	2,206

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Michigan - 2.5% continued
Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18(4)	$2,000	$2,227
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,737

		12,384

Mississippi - 0.6%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,809

Missouri - 1.5%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,647
6.75%, 9/1/34	1,750	1,835
Saint Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, Prerefunded,
6.38%, 12/1/17(4)	3,005	3,147

		7,629

Nevada - 0.9%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,465

New Jersey - 5.6%
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	2,500	2,648
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,220
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,950	2,138
5.00%, 1/1/48	1,665	1,681
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,146
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, Prerefunded,
6.63%, 7/1/18(4)	3,000	3,237
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, St. Joseph’s Healthcare System,
5.00%, 7/1/30	1,000	1,068
5.00%, 7/1/41	2,000	2,060
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,035
5.00%, 6/15/45	2,250	2,240
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	5,000	5,486

		27,959

New York - 9.0%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,671
5.00%, 7/1/40	2,770	2,999
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	5,504
New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Revenue Refunding Bonds,
5.00%, 6/1/51	1,000	1,004
New York State Convention Center Development Corp. Revenue Refunding Bonds, Hotel Unit Fee Secured,
5.00%, 11/15/40	5,000	5,559

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
New York - 9.0% continued
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	$2,375	$2,598
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	3,500	3,994
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(3) (6)	2,200	—
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,545
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,243
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/26	3,000	3,096
5.00%, 8/1/31	2,000	2,044
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198,
5.00%, 11/15/41	5,000	5,719

		44,976

North Carolina - 0.4%
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, Prerefunded,
6.13%, 11/1/18(4)	2,000	2,169

Ohio - 5.5%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(4)	4,000	4,762
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,527
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,285
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,023
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,750	1,765
5.00%, 12/1/43	1,350	1,315
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(7)	4,000	4,720

		27,397

Pennsylvania - 3.1%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(4)	3,000	3,410
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,489
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(4)	2,500	2,866
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,184
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,313

		15,262

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Rhode Island - 1.5%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	$3,000	$3,360
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	4,000	4,130

		7,490

South Carolina - 1.1%
South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	2,000	2,193
South Carolina State Public Service Authority Revenue Bonds, Series E,
5.25%, 12/1/55	3,000	3,283

		5,476

Texas - 10.4%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas (PSF-Gtd.),
5.00%, 8/15/39	2,000	2,239
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,523
5.00%, 12/1/45	2,000	2,019
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,292
Mission Economic Development Corp. Revenue Bonds, Senior Lien (AMT), Natgasoline Project,
5.75%, 10/1/31	1,750	1,808
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project,
5.00%, 11/1/46	3,000	3,004
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi,
5.00%, 4/1/48	4,500	4,603
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,051
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,762
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(4)	3,500	3,976
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT),
5.00%, 12/31/45	2,000	2,099
5.00%, 12/31/50	1,000	1,046
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,430
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,833
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 8/15/42	4,475	4,712
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(4)	805	950
7.13%, 11/1/20(4)	2,000	2,370
Travis County HFDC Revenue Bonds, Westminster Manor Project, Unrefunded Balance,
7.00%, 11/1/30	195	220
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,235

		52,172

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
Virginia - 0.5%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds,
5.25%, 7/1/35	$270	$272
5.00%, 7/1/45	2,515	2,401

		2,673

Washington - 1.6%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,354
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(4)	4,000	4,524

		7,878

Total Municipal Bonds (Cost $473,442)		485,723

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(8) (9)	15,601,480	$15,601

Total Investment Companies (Cost $15,601)		15,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%
New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series BB, 2nd General Resolution,
0.74%, 1/3/17(7)	$5,000	$5,000

Total Short-Term Investments (Cost $5,000)		5,000

Total Investments - 101.2% (Cost $494,043)		506,324

Liabilities less Other Assets - (1.2%)		(6,068)

NET ASSETS - 100.0%		$500,256

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of these restricted illiquid securities amounted to approximately $4,132,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46	2/4/16-12/6/16	$3,141

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
5.70%, 9/1/17	7/25/08	915

(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2016.
(6)	Level 3 asset that is worthless, bankrupt or has been delisted.
(7)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.4%
AA	11.7
A	30.1
BBB	35.0
BB	7.8
B	2.4
Not Rated	6.5
Cash Equivalents	3.1

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.4%
Development	7.2
Education	5.3
General	8.3
Higher Education	9.2
Medical	19.6
Tobacco Settlement	5.2
Transportation	13.2
Water	7.8
All other sectors less than 5%	15.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Bonds
Florida	$—	$23,190	$67	$23,257
All other states(1)	—	462,466	—	462,466

Total Municipal Bonds	—	485,656	67	485,723

Short-Term Investments	—	5,000	—	5,000
Investment Companies	15,601	—	—	15,601

Total Investments	$15,601	$490,656	$67	$506,324

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Municipal Bonds
Florida	$—	$—	$67	$—	$—	$—	$—	$67	$67

The Fund valued the securities included in the Balance as of 12/31/16 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/16 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Municipal Bonds	$67	Consensus Pricing	Price to Earnings Multiple/Liquidity Discount

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$494,043

Gross tax appreciation of investments	$22,384
Gross tax depreciation of investments	(10,103)

Net tax appreciation of investments	$12,281

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$55,120	$92,943	$148,063	$20	$—
Northern Institutional Funds - U.S. Government Portfolio	—	91,152	75,551	9	15,601

Total	$55,120	$184,095	$223,614	$29	$15,601

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6%
Alabama - 0.4%
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1)	$5,000	$5,329
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	6,784

		12,113

Alaska - 0.8%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	6,405
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/29	4,895	5,609
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,529
Anchorage Water Revenue Refunding Bonds (NATL Insured),
5.00%, 5/1/37	1,700	1,718
University of Alaska General Revenue Bonds, Series V-1,
5.00%, 10/1/40	2,250	2,513

		21,774

Arizona - 4.4%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	7,895
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(2)	10,000	10,658
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	5,000	5,926
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(2)	10,000	10,933
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	19,540	23,159
5.00%, 7/1/32	5,000	5,894
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Prerefunded,
5.00%, 7/1/22(2)	1,965	2,273
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Unrefunded Balance,
5.00%, 7/1/28	3,035	3,446
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,846
Maricopa County Industrial Development Authority Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/35	5,000	5,628
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	5,696
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
4.00%, 7/1/26	2,500	2,765
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,653
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,323
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	5,890
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,383
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/29	2,500	3,006
5.00%, 1/1/38	1,000	1,157

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Arizona - 4.4% continued
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	$5,990	$6,679

		123,210

California - 8.9%
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(3)	11,755	4,029
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,119
5.00%, 3/1/26	10,000	11,887
6.25%, 11/1/34	5,000	5,605
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/46	4,200	4,659
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts,
5.00%, 11/1/35	2,000	2,256
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	10,000	11,703
5.00%, 11/1/32	5,000	5,826
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(1)	200	221
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B,
5.00%, 9/1/17	10,000	10,273
4.00%, 9/1/33	10,750	11,286
California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT),
4.00%, 12/1/32	2,165	2,224
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/29	1,250	1,393
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
1.53%, 8/1/35	11,850	10,249
Contra Costa Water District Revenue Refunding Bonds, Series R,
5.00%, 10/1/18	1,575	1,681
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	507
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(3)	12,000	2,456
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,695
5.00%, 8/1/31	5,000	5,829
Los Angeles County G.O. Unlimited TRANS,
3.00%, 6/30/17	15,000	15,158
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,435
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,047
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	62
Los Angeles Municipal Improvement Corp. Lease Revenue Refunding Bonds, Series B, Real Property,
5.00%, 11/1/27	5,000	5,917

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
California - 8.9% continued
Los Angeles TRANS, Series B,
3.00%, 6/29/17	$10,325	$10,431
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	10,000	10,206
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,095
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/35	1,860	2,120
Orange County Sanitation District Wastewater Revenue Refunding, Series A,
5.00%, 2/1/36	6,660	7,753
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/30	1,765	2,117
5.00%, 8/1/31	10,000	11,931
San Diego County Regional Transportation Commission Revenue Bonds, Series A,
5.00%, 4/1/36	5,000	5,807
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series A,
5.00%, 5/15/33	10,000	11,668
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,300
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(2)	7,390	8,009
San Francisco City & County Airports Commission International Airport Revenue Bonds,
5.00%, 5/1/46	620	697
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,691
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/27	5,000	6,083
San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(3)	2,500	1,603
San Mateo County Community College District G.O. Unlimited CABS, Series B, Election of 2005 (NATL Insured),
0.00%, 9/1/35(3)	5,000	2,494
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	775
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/29/17	10,000	10,097
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(2)	5,000	5,358
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(2)	2,500	2,566
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,527

		249,000

Colorado - 1.3%
Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/15/17	5,000	5,194
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,448
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	3,000	3,565

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Colorado - 1.3% continued
Denver City & County Airport System Revenue Bonds, Series B,
5.00%, 11/15/25	$3,200	$3,632
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,728
5.25%, 11/15/29	1,740	1,992
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(2)	6,550	7,326
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,962
Platte River Co. Power Authority Power Revenue Refunding Bonds, Series JJ,
5.00%, 6/1/27	5,000	6,038

		37,885

Connecticut - 1.2%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,230
5.00%, 4/15/23	5,500	6,240
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,592
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	3,825	4,322
5.00%, 10/15/26	5,000	5,879
4.00%, 9/15/27	5,000	5,337
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,798
South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded,
5.00%, 8/1/18(2)	2,000	2,119

		33,517

Delaware - 0.4%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/17	4,590	4,685
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,074
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	1,500	1,832
5.00%, 7/1/27	3,000	3,638

		11,229

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18(2)	1,000	1,070
5.50%, 10/1/18(2)	10,500	11,280
6.00%, 10/1/18(2)	5,000	5,414
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,590
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,309
5.00%, 10/1/26	1,500	1,672
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,363

		28,698

Florida - 6.2%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,165
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,426
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,113
5.00%, 9/1/25	1,000	1,109

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Florida - 6.2% continued
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	$2,500	$2,732
Broward County School Board Refunding COPS, Series A,
5.00%, 7/1/28	2,265	2,636
Florida State Board of Education Lottery Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	10,000	11,809
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	11,865
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/24	3,000	3,585
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/17	10,000	10,174
Florida State Department of Environmental Protection Preservation Florida Forever Revenue Refunding Bonds, Series A,,
5.00%, 7/1/19	5,000	5,417
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	12,475	12,873
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Right of Way,
5.00%, 7/1/24	5,000	5,981
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/27	3,460	4,193
Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded,
5.00%, 10/1/18(2)	1,445	1,537
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,816
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,468
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,717
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,369
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	915
5.00%, 8/1/23	1,125	1,301
Miami Beach Redevelopment Agency Tax Increment Tax Allocation Refunding Bonds, City Center (AGM Insured),
5.00%, 2/1/31	2,250	2,544
Miami Beach Stormwater Revenue Bonds,
5.00%, 9/1/41	2,500	2,753
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,471
5.00%, 10/1/32	3,890	4,255
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	720
Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program,
5.00%, 7/1/34	5,000	5,715
Miami-Dade County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/25	10,000	11,947
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,546

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Florida - 6.2% continued
Miami-Dade County School District G.O. Unlimited,
5.00%, 3/15/41	$2,500	$2,758
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,369
5.25%, 10/1/22	2,500	2,920
Orange County School Board Refunding COPS, Series C,
5.00%, 8/1/31	2,175	2,491
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(2)	80	91
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,480
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,802
5.25%, 6/1/30	5,000	5,779
Sarasota County Utility System Revenue Bonds, Series A,
4.00%, 10/1/43	10,000	10,312

		174,154

Georgia - 3.4%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(2)	10,000	10,830
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/26	5,000	6,013
5.00%, 2/1/28	10,000	12,124
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 1/1/24	5,000	5,965
4.00%, 1/1/25	24,300	27,551
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/25	3,050	3,715
5.00%, 12/1/28	10,000	12,239
4.00%, 1/1/29	10,000	11,040
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,697
5.50%, 7/1/60	2,500	2,805

		94,979

Hawaii - 1.4%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,108
Hawaii State G.O. Unlimited Bonds, Series FG,
5.00%, 10/1/29	2,500	2,986
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,290
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,791
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution,
5.00%, 7/1/27	3,310	3,928
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	10,000	11,867

		37,970

Idaho - 0.2%
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/17	5,000	5,027

Illinois - 2.4%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,764
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,292
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 1/1/38	7,105	7,761

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Illinois - 2.4% continued
Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien,
1/1/25(4)	$5,000	$5,762
1/1/26(4)	5,000	5,760
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,616
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,695
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,636
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-IBC FGIC Insured), Prerefunded,
5.25%, 2/1/17(2)	1,830	1,837
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,169
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,150
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	6,719
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	5,000	5,101
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,794
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	6,040	6,826

		66,882

Indiana - 1.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,466
5.25%, 10/1/38	2,980	3,340
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C,
5.00%, 6/1/29	10,000	12,176
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/25	3,855	4,566
5.00%, 12/1/40	5,000	5,558
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), Prerefunded,
5.25%, 1/15/18(2)	1,000	1,043
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,624
5.50%, 1/10/24	1,135	1,282

		36,055

Kansas - 0.1%
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,553

Kentucky - 1.1%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112,
5.00%, 11/1/27	10,000	11,600
5.00%, 11/1/28	7,500	8,644
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,305	6,237

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Kentucky - 1.1% continued
Lexington-Fayette Urban County Government Various Purpose G.O. Unlimited Bonds, Series C,
5.00%, 9/1/24	$2,000	$2,373
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,348

		32,202

Louisiana - 0.5%
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/24	3,520	4,123
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/22	1,200	1,371
5.00%, 7/15/24	2,825	3,282
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,179

		14,955

Maryland - 3.7%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	6,937
Baltimore Wastewater Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,396
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds,
5.00%, 2/15/24	5,000	5,861
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C,
5.00%, 3/1/19	4,365	4,711
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.25%, 12/15/17	9,880	10,281
5.00%, 2/1/24	6,800	7,948
Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,569
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds,
4.00%, 9/1/24	3,500	3,945
4.00%, 9/1/25	5,000	5,638
Maryland State Department of Transportation County Transportation Revenue Refunding Bonds,
4.00%, 5/15/20	2,355	2,539
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19(2)	5,000	5,340
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/17	10,000	10,239
5.00%, 8/1/24	10,000	11,517
5.00%, 8/1/26	2,750	3,164
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,000	1,122
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,000	2,097
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,200
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	598
Washington Consolidated Public Improvement Suburban Sanitary District G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/36	6,375	7,471

		102,573

Massachusetts - 5.2%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(2)	145	154
5.25%, 7/1/18(2)	355	376

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Massachusetts - 5.2% continued
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	$10,000	$11,758
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/24	2,400	2,854
Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program),
5.50%, 5/1/39	5,000	6,250
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded,
5.50%, 11/15/18(2)	1,220	1,313
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Unrefunded,
5.50%, 11/15/18(2)	3,780	4,067
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(2)	10,000	11,209
Massachusetts State G.O. Limited Bonds, Series A, Prerefunded,
5.00%, 4/1/21(2)	5,000	5,660
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.38%, 10/1/35	2,500	2,377
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,530
Massachusetts State G.O. Limited Bonds, Series F,
5.00%, 11/1/26	5,820	6,743
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/29	5,000	5,891
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	2,873
5.00%, 7/1/24	10,000	11,916
5.00%, 7/1/28	2,000	2,480
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,304
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/29	5,000	5,422
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series K, Massachusetts Institute of Technology,
5.50%, 7/1/22	1,250	1,489
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, Tufts University,
5.25%, 2/15/26	1,250	1,510
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,149
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(2)	5,000	5,127
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	531
5.50%, 6/1/21	500	579
Massachusetts State Transportation Fund Revenue Bonds, Series B,
4.00%, 6/1/45	10,000	10,325
Massachusetts State Transportation Fund Revenue Refunding Bonds, Series A,
5.00%, 6/1/26	6,340	7,759
Massachusetts State Variable G.O. Limited Refunding Bonds, Series C,
0.84%, 2/1/17(5)	10,000	10,000

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Massachusetts - 5.2% continued
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/22	$3,300	$3,922
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,550
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series C, Green Bond,
5.00%, 8/1/40	6,240	7,172
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	805	853
Newton G.O. Limited Refunding Bonds, Municipal Purpose Loan,
5.00%, 1/15/29	2,720	3,269

		147,412

Michigan - 3.2%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,780
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,722
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,032
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 10/15/29	5,000	5,797
5.00%, 10/15/32	10,000	11,439
4.00%, 10/15/36	2,750	2,815
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,591
5.00%, 10/1/29	5,000	5,995
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health,
2.00%, 5/30/18(1)	2,905	2,926
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group,
5.00%, 11/15/46	5,000	5,560
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Credit Group,
5.00%, 11/15/27	2,500	2,920
Michigan State Housing Development Authority Revenue Bonds, Series B,
3.50%, 12/1/41	3,000	2,778
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
University of Michigan Revenue Refunding Bonds,
5.00%, 4/1/36	10,000	11,544
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,747
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,882

		89,874

Minnesota - 1.1%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,060
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,663
Minnesota State G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 10/1/20	75	83

TAX-EXEMPT FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Minnesota - 1.1% continued
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	$1,000	$1,138
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/17	10,000	10,181
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/22(2)	245	284
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	5,300	6,098
South Washington County Independent School District No. 833 Building G.O. Unlimited Refunding Bonds, Series B, School Building (School District Credit Program),
5.00%, 2/1/25	5,000	5,972

		30,479

Mississippi - 0.2%
Mississippi State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/33	4,000	4,689

Missouri - 1.4%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/38	5,880	6,741
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,500	1,812
5.00%, 1/1/27	5,250	6,312
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded,
5.00%, 1/1/20(2)	5	6
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, Escrowed to Maturity,
5.00%, 7/1/23	125	148
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,520
5.00%, 7/1/23	3,495	4,123
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/23	10,000	11,700
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(3)	2,100	1,566

		37,928

Nebraska - 1.3%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,491
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/34	1,500	1,756
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,148
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	3,000	3,342
Omaha Public Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 2/1/28	10,000	11,970
5.00%, 2/1/29	4,000	4,753

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Nebraska - 1.3% continued
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/39	$4,235	$4,784
5.00%, 2/1/43	5,000	5,629

		37,873

Nevada - 1.1%
Clark County G.O. Limited Refunding Bonds, Series B,
5.00%, 11/1/27	2,435	2,927
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,605
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/28	3,045	3,570
Clark County School District G.O. Limited Refunding Bonds, Series E,
5.00%, 6/15/25	3,000	3,572
Clark County School District Various Purpose Medium Term G.O. Limited Refunding Bonds,
3.00%, 6/15/25	3,930	3,865
Las Vegas City Hall G.O. Limited Refunding Bonds, Series C,
5.00%, 9/1/34	2,000	2,298
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 6/1/18(2)	8,000	8,431
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,609

		30,877

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(2)	5,000	5,452

New Jersey - 0.7%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,355
New Jersey State EDA Revenue Refunding Bonds, Series XX,
5.00%, 6/15/20	2,500	2,639
New Jersey State Educational Facilities Authority Revenue Refunding Bonds, Series B, Princeton University,
5.00%, 7/1/23	5,000	5,929
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/33	5,000	5,605
Ocean County G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/23	1,000	1,118

		18,646

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,117
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,500	1,656

		4,773

New York - 15.4%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(2)	5,000	5,540
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,409
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
5.25%, 11/15/32	10,000	12,053
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1)	1,175	1,275
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,615

TAX-EXEMPT FIXED INCOME FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
New York - 15.4% continued
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A2, Green Bond,
5.00%, 11/15/25	$5,000	$5,890
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,165
5.00%, 11/15/24	5,000	5,165
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	5,891
New York City Housing Development Corp. Multifamily Housing Revenue Refunding Bonds, Series B, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1)	4,000	3,966
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	5,827
5.00%, 6/15/39	8,000	9,022
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,345
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1 (State Aid Withholding),
3.00%, 7/15/17	6,725	6,798
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,281
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,663
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1,
2.00%, 8/1/18	5,000	5,064
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	11,906
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,125
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	10,000	11,406
5.00%, 8/1/37	8,500	9,654
5.00%, 2/1/41	10,000	11,228
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 5/1/37	3,000	3,435
5.00%, 5/1/40	10,890	12,414
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A-1,
5.00%, 11/1/21	5,000	5,479
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,239
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	833
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,855
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Prerefunded,
5.00%, 10/1/17(2)	760	783

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
New York - 15.4% continued
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance,
5.00%, 10/1/22	$4,240	$4,363
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/29	2,405	2,824
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/24	5,000	5,912
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	3,910	4,311
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,090	1,188
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	6,500	7,418
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,245
New York State Dormitory Authority Personal Income TRB, Series A-2014, Unrefunded Balance,
5.00%, 2/15/39	1,930	2,049
New York State Dormitory Authority Personal Income TRB, Series B, Education,
5.75%, 3/15/36	16,000	17,378
New York State Dormitory Authority Sales Tax Supported Debt Revenue Bonds, Series A,
5.00%, 3/15/44	2,425	2,717
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,625
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/18	12,485	13,199
5.00%, 6/15/36	5,000	5,575
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	2,185	2,267
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23	2,000	2,359
New York State Environmental Facilities Corp. Revenue Refunding Bonds, State Revolving Funds Green Bond,
5.00%, 9/15/20	1,035	1,161
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded,
5.25%, 12/15/18(2)	9,900	10,671
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance,
5.25%, 12/15/26	100	107
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-IBC Insured),
5.50%, 4/1/17	2,120	2,143
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,505	8,308
New York State Thruway Authority Revenue Refunding Bonds, Series K,
5.00%, 1/1/28	10,000	11,544
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(2)	5,000	5,153
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/25	7,000	8,400
5.00%, 3/15/27	13,000	15,573
5.00%, 3/15/28	10,000	11,925

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
New York - 15.4% continued
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	$1,850	$1,992
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,298
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 194,
5.00%, 10/15/31	10,000	11,653
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	11,916
5.00%, 10/15/28	5,000	5,928
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.00%, 11/15/27	1,330	1,574
Utility Debt Securitization Authority Revenue Refunding Bonds, Series A, Restructuring Bonds,
5.00%, 6/15/28	10,300	12,476
5.00%, 12/15/34	5,000	5,881
5.00%, 12/15/35	5,000	5,863
Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds,
5.00%, 6/15/20	20,000	21,057
5.00%, 12/15/23	5,500	6,309

		431,693

North Carolina - 2.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,330	10,396
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,092
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/27	10,000	12,236
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/17	13,935	14,057
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series C,
5.00%, 1/1/29	10,000	11,671
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,558

		58,010

Ohio - 0.5%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,257
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	5,800
5.00%, 8/1/25	2,250	2,710
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,005	2,326
University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured), Prerefunded,
5.00%, 12/1/17(2)	2,075	2,151

		15,244

Oklahoma - 0.4%
Grand River Dam Authority Revenue Refunding Bonds, Series A,
5.00%, 6/1/26	10,000	11,922

Oregon - 1.1%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	4,974
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,575
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,332
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	2,919

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Oregon - 1.1% continued
Washington County G.O. Limited Bonds,
5.00%, 3/1/25	$1,500	$1,800
Washington County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/26	3,555	4,351

		31,951

Pennsylvania - 0.7%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/25	3,000	3,505
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,051
Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	7,290	8,301
Pennsylvania State G.O. Limited Refunding Bonds, Second Series,
5.00%, 1/15/27	5,000	5,870

		18,727

Rhode Island - 0.8%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, Prerefunded,
5.50%, 8/1/21(2)	5,000	5,813
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,981
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,138
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	10,000	10,236
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,214

		23,382

South Carolina - 1.1%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	2,839
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,960	5,842
Richland County School District No. 1 G.O. Unlimited Bonds (SCSDE Insured),
5.00%, 3/1/17	8,200	8,258
Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	577
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(2)	12,000	12,995

		30,511

Tennessee - 1.5%
Blount County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	5,260	6,309
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/21	5,000	5,691
5.00%, 7/1/26	10,000	11,968
5.00%, 7/1/28	10,000	11,833

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Tennessee - 1.5% continued
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	$4,600	$5,089
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	445	459
4.05%, 7/1/20	450	475
4.13%, 7/1/21	1,575	1,631

		43,455

Texas - 7.7%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
0.95%, 8/15/18(1)	3,000	2,968
Austin G.O. Limited Bonds, Certificates of Obligation,
5.00%, 9/1/20	1,490	1,667
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/26	3,980	4,772
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	115
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/28	5,000	5,890
Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/27	10,000	11,868
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	5,000	5,944
Ector County Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/26	4,020	4,821
Fort Worth Independent School District and School Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/25	5,000	5,993
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,160
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded,
4.50%, 11/15/17(2)	2,500	2,575
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/18	10,940	11,417
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/17(2)	10,000	10,052
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.25%, 11/15/33	20,000	24,182
Humble Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/17(2)	10,000	10,052
Laredo G.O. Limited Bonds, Certificates of Obligation (NATL Insured), Prerefunded,
5.00%, 2/15/17(2)	6,965	7,001
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(2)	80	87
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(2)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,048

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Texas - 7.7% continued
Mansfield Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/25	$1,000	$1,199
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	12,562
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	5,000	5,844
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier (BHAC-CR Insured), Prerefunded,
5.75%, 1/1/18(2)	10,000	10,460
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	11,986
Red River Education Finance Corp. Higher Education Revenue Bonds, Texas Christian University (NATL Insured), Prerefunded,
5.00%, 3/15/17(2)	1,725	1,740
San Antonio Electric & Gas Revenue Refunding Bonds, Prerefunded,
5.00%, 2/1/17(2)	2,300	2,308
San Antonio Water Variable Revenue Bonds, Junior Lien,
2.00%, 11/1/21(1)	7,500	7,402
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	5,794
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/17	5,000	5,114
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	83
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/25	5,000	6,001
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier,
5.00%, 10/1/25	1,175	1,419
Texas State Water Development Board Water Implementation Revenue Bonds,
5.00%, 4/15/29	2,000	2,395
Travis County G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/25	3,345	4,006
University of Texas Permanent University Fund Revenue Bonds, Series A,
5.00%, 7/1/33	5,000	5,811
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,374
University of Texas Revenue Bonds, Series J,
8/15/24(4)	5,000	5,963

		215,088

Utah - 1.1%
Intermountain Power Agency Power Supply Subordinated Revenue Refunding Bonds, Series A (AMBAC Insured), Partially Escrowed to Maturity,
5.00%, 7/1/17	5,000	5,102
North Davis County Sewer District Revenue Bonds,
5.00%, 3/1/23	2,265	2,642
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	5,791
Utah State G.O. Unlimited Refunding Bonds,
5.00%, 7/1/25	5,000	6,037
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/27	10,000	12,483

		32,055

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	$1,425	$1,663
Vermont State Municipal Bond Bank Revenue Bonds, Series 1,
5.00%, 12/1/28	1,705	2,050

		3,713

Virginia - 3.1%
Arlington County G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/15/17	8,805	8,974
5.00%, 8/15/27	5,000	6,120
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,087
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,562
Norfolk G.O. Unlimited Refunding Bonds, Series B,
4.00%, 10/1/28	10,000	10,988
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	5,848
Richmond Public Utility Revenue Refunding Bonds,
5.00%, 1/15/33	10,000	11,634
4.00%, 1/15/36	5,000	5,173
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	5,975
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series A,
5.00%, 9/1/29	2,425	2,892
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,087
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/27	5,000	6,041
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	5,000	5,119
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/17	5,740	5,877
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 8/1/17	4,925	5,043
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,196

		87,616

Washington - 0.3%
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,040
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,310
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,348

		8,698

Wisconsin - 1.4%
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
1.50%, 10/1/17	1,080	1,084
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/22	10,000	11,641
5.00%, 11/1/23	6,000	7,075
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	12,254

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.6% continued
Wisconsin - 1.4% continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	$670	$780
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
5.00%, 11/15/36	5,000	5,595

		38,429

Total Municipal Bonds (Cost $2,545,103)		2,544,273

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(6) (7)	51,403,657	$51,404

Total Investment Companies (Cost $51,404)		51,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.34%, 9/1/17(1)	$5,000	$5,000
Connecticut State G.O. Unlimited Refunding Bonds, Series A, Economic Recovery Notes,
0.97%, 1/1/17(5)	10,210	10,210
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(1)	10,000	9,986
Houston Independent School District G.O. Limited Bonds, Series 2014A-1A (PSF-Gtd.),
2.00%, 6/1/17(1)	5,000	5,017
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(1)	2,000	1,994
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
2.00%, 2/1/17	8,560	8,569
Los Angeles Department of Water & Power Variable Revenue Refunding Bonds, Subseries B-5,
0.70%, 1/9/17(1)	2,500	2,500
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/17	5,660	5,779
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/24/17	15,000	15,052
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/26/17	25,000	25,133
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
0.70%, 1/9/17(1)	10,000	10,000
Massachusetts State School Building Authority Sales TRB, Series B,
5.00%, 1/15/17	11,100	11,120
Miami-Dade County School District G.O. Limited TANS,
5.00%, 2/23/17	15,000	15,091
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
4.00%, 2/1/17	10,000	10,027
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series B, Group A,
5.00%, 3/15/17	10,000	10,086
New York State Dormitory Authority Personal Income TRB, Series B, Group A,
5.00%, 2/15/17	6,000	6,031
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/17	7,500	7,566
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 1/1/17	4,505	4,506

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3% continued
Oregon State G.O. Limited TANS, Series A,
2.00%, 6/30/17	$5,725	$5,756
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(1)	9,835	9,876
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 4/1/17	5,360	5,417
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/17	7,525	7,605
Travis County G.O. Limited Bonds, Certificates of Obligation,
1.50%, 3/1/17	2,650	2,653
University of North Carolina Chapel Hill Variable Revenue Bonds, Series C,
0.69%, 1/9/17(1)	8,890	8,890
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/17	1,840	1,840

Total Short-Term Investments (Cost $205,836)		205,704

Total Investments - 99.8% (Cost $2,802,343)		2,801,381

Other Assets less Liabilities - 0.2%		6,590

NET ASSETS - 100.0%		$2,807,971

(1)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the puttable date.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2016.
(5)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.1%
AA	58.2
A	10.8
A1+ (Short Term)	1.1
BBB	0.1
Not Rated	1.9
Cash Equivalent	1.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	17.6%
General Obligation	30.8
Higher Education	5.9
Power	5.8
School District	8.1
Transportation	8.4
Water	9.8
All other sectors less than 5%	13.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,544,273	$—	$2,544,273
Investment Companies	51,404	—	—	51,404
Short-Term Investments	—	205,704	—	205,704

Total Investments	$51,404	$2,749,977	$—	$2,801,381

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,802,475

Gross tax appreciation of investments	$39,627
Gross tax depreciation of investments	(40,721)

Net tax depreciation of investments	$(1,094)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$417,913	$1,027,201	$1,445,114	$143	$—
Northern Institutional Funds - U.S. Government Portfolio	—	498,692	447,288	72	51,404

Total	$417,913	$1,525,893	$1,892,402	$215	$51,404

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Agency

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1%
Arizona - 2.8%
Chandler Excise TRB,
5.00%, 7/1/17	$1,500	$1,531
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,383
Glendale Water & Sewer Revenue Bonds, Subordinate Lien Obligations (NATL Insured), Prerefunded,
5.00%, 7/1/17(1)	140	143
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,051
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series E,
1.00%, 7/1/17	775	775
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,125
Maricopa County Unified School District No. 89 Dysart G.O. Limited Refunding Bonds (BAM Insured),
3.00%, 7/1/24	2,935	3,026
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project of 2014 (BAM Insured),
4.00%, 7/1/17	1,190	1,207
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	5,000	5,705
Pima County Regional Transportation Fund Excise TRB,
5.00%, 6/1/17	800	814
Pima County Street & Highway Revenue Bonds,
4.50%, 7/1/17	150	153
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,817
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,104
Tempe G.O. Unlimited Bonds, Series A,
2.00%, 7/1/17	250	251

		30,085

California - 9.2%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, 4/2/18(2)	1,000	1,000
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	103
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Unrefunded Balance,
5.00%, 12/1/21	8,910	10,255
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/21	1,750	1,986
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(2)	2,500	2,836
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	10,655
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	8,987
5.00%, 12/1/21	5,000	5,733
California State Various Purpose G.O. Unlimited Refunding Bonds, Group B, Prerefunded,
5.00%, 6/1/17(1)	500	509
Clovis Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	1,000	1,111
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	1,000	1,160

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
California - 9.2% continued
Elk Grove Unified School District Refunding COPS (BAM Insured),
5.00%, 2/1/18	$2,415	$2,513
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series A, Election of 2014 (AGM Insured),
4.00%, 8/1/17	3,055	3,108
Los Angeles County G.O. Unlimited TRANS,
3.00%, 6/30/17	5,000	5,053
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,444
Los Angeles TRANS, Series B,
3.00%, 6/29/17	2,000	2,021
Mount Diablo Unified School District G.O. Unlimited Bonds, Series G, Election of 2010,
3.00%, 8/1/23	2,175	2,286
3.00%, 8/1/24	2,220	2,325
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,175	6,295
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	5,000	5,419
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/24	4,190	5,034
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,464
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/22	4,000	4,652
Sequoia Union High School District G.O. Unlimited Bonds,
4.00%, 7/1/25	1,725	1,942
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured),
5.00%, 8/1/23	1,000	1,160
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AGM Insured),
5.00%, 8/1/23	515	597
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/22	1,500	1,739
Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/23	2,150	2,505

		97,892

Colorado - 0.9%
Adams Co. 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program),
5.00%, 12/15/19	1,625	1,785
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	1,936
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	5,000	5,592

		9,313

Connecticut - 3.2%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,819
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,478
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	5,594
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	3,500	3,861

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Connecticut - 3.2% continued
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	$2,500	$2,760
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/19(2)	1,175	1,153
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	5,007
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	2,500	2,509

		34,181

Delaware - 0.3%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,674

Florida - 3.1%
Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured),
5.25%, 10/1/17	4,600	4,727
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	3,845	4,525
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,567
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	10,276
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/23	4,900	5,766
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	967
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,135

		32,963

Georgia - 2.8%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	416
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/17	2,245	2,319
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,410
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,116
5.00%, 8/1/21	3,285	3,744
DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution,
5.00%, 10/1/20	1,250	1,392
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,077
5.00%, 2/1/20	1,000	1,105
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/18	2,505	2,664
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,267
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,746

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Georgia - 2.8% continued
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series B, Third Indenture,
5.00%, 7/1/17	$750	$765
Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/20	1,220	1,367

		29,388

Hawaii - 2.3%
Hawaii G.O. Unlimited Refunding Bonds, Series EZ,
5.00%, 10/1/23	8,000	9,422
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,151
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,718
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,702

		24,993

Idaho - 0.4%
Ada & Canyon Counties Joint School District No. 2 Meridian G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 8/15/17	350	359
Blaine County G.O. Unlimited Bonds, Series A (AGC Insured), Prerefunded,
4.10%, 8/1/17(1)	695	708
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,171
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	1,945	2,002

		4,240

Illinois - 2.5%
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,318
Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	1,500	1,548
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(1)	500	562
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,048
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/17	1,025	1,046
5.00%, 7/1/19	5,440	5,909
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17(1)	300	301
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,821
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,104
5.00%, 12/1/18	1,000	1,066
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,891
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/17	470	482

		27,096

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Indiana - 0.8%
Hamilton South Eastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded,
5.00%, 7/15/17(1)	$700	$716
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,786
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C,
5.00%, 12/1/23	1,500	1,769
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,674
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	908
4.00%, 1/15/18	1,335	1,370

		8,223

Iowa - 0.5%
Cedar Rapids G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/17	4,920	4,983

Kansas - 1.4%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	956
Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A,
5.00%, 9/1/24	1,000	1,186
Leawood G.O. Unlimited Temporary Notes, Series 1,
2.00%, 9/1/17	10,000	10,067
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,372

		14,581

Kentucky - 0.9%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112,
5.00%, 11/1/24	4,400	5,069
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,744

		9,813

Louisiana - 0.2%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road,
5.00%, 8/1/20	1,535	1,694

Maryland - 5.9%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/18	2,915	3,056
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,458
Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,464
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,652
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,384
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,511
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,112
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,503
5.00%, 10/1/20	1,935	2,175
5.00%, 10/1/21	2,035	2,337

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Maryland - 5.9% continued
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	$235	$254
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,394
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,026
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series A, Prerefunded,
5.00%, 8/15/17(1)	625	641
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17(1)	150	151
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	5,595
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,304
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/1/22	10,000	11,538
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D,
4.00%, 4/1/17	225	227
Washington Consolidated Public Improvement Suburban Sanitary District G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/17	300	305

		63,087

Massachusetts - 1.1%
Boston G.O. Unlimited Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 3/1/17(1)	100	101
Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan,
4.00%, 8/1/17	350	356
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/19	1,000	1,090
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Escrowed to Maturity,
5.00%, 8/15/17	600	615
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), Prerefunded,
5.00%, 8/15/17(1)	400	410
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/20	2,000	2,270
5.50%, 8/1/21	5,685	6,620

		11,462

Michigan - 1.7%
Allendale Public School District Building & Site G.O. Unlimited Bonds, Series A (AGM Q-SBLF Insured), Prerefunded,
5.25%, 5/1/17(1)	250	254
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	881
Ferris State University Revenue Refunding Bonds,
5.00%, 10/1/23	1,250	1,439
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,423
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,133
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,143

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Michigan - 1.7% continued
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	$2,755	$3,017
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,225	1,237
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,790
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	350
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,443
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	927

		18,037

Minnesota - 4.2%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
3.00%, 2/1/17	825	827
Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
5.00%, 2/1/18	4,310	4,495
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,743
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,453
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	3,834
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	4,000	4,567
Minnesota State Public Facilities Authority Clean Water Revenue Bonds, Series A, Prerefunded,
5.00%, 3/1/17(1)	2,450	2,467
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
2.00%, 10/1/17	4,000	4,026
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,326
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	11,041
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	1,545	1,684
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/17	1,385	1,390
5.00%, 2/1/20	1,410	1,549
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,475	1,588

		44,990

Mississippi - 0.5%
University of Southern Mississippi Educational Building Corp. Revenue Bonds, Athletics Facilities Improvements Project (AGM Insured), Prerefunded,
5.00%, 3/1/17(1)	5,000	5,035

Missouri - 1.4%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,582

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Missouri - 1.4% continued
Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	$1,365	$1,395
Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured),
5.00%, 12/1/21	5,000	5,662
Missouri State Highways & Transit Commission Road Revenue Bonds, Second Lien, Prerefunded,
5.25%, 5/1/17(1)	590	599
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,415

		14,653

Nebraska - 0.2%
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,150

Nevada - 0.8%
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,719
Nevada State G.O. Limited Bonds, Series A,
5.00%, 8/1/21	2,585	2,941
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,930

		8,590

New Hampshire - 0.2%
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,809

New Jersey - 2.3%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,624
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,706
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity,
5.00%, 9/1/18	7,775	8,256
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	1,325	1,378
Somerset County G.O. Unlimited Bonds,
2.00%, 7/15/17	510	513
Union County G.O. Unlimited Bonds, Escrowed to Maturity,
3.00%, 3/1/19	80	83
Union County G.O. Unlimited Bonds, Series B,
2.00%, 3/1/20	500	504
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	57
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	2,932	3,058
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,381
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	470

		24,030

New Mexico - 2.5%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,910
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,129
New Mexico State Finance Authority Revenue Refunding Bonds, Series E,
5.00%, 6/1/20	2,845	3,154
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	10,205

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
New Mexico - 2.5% continued
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/18	$2,615	$2,742
5.00%, 4/1/19	2,710	2,925

		26,065

New York - 4.3%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,115
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,311
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,778
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	715
5.00%, 5/1/18	1,000	1,050
New York G.O. Unlimited Bonds, Series G,
5.00%, 8/1/17	800	819
5.00%, 8/1/19	5,000	5,437
New York G.O. Unlimited Bonds, Subseries 1,
5.00%, 8/1/17	340	348
New York G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,475	1,661
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding),
5.00%, 10/1/17	2,880	2,964
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,246
New York State Dormitory Authority Personal Income TRB, Series A, Education, Prerefunded,
5.00%, 3/15/17(1)	4,800	4,842
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	3,000	3,583
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,152
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,367

		45,388

North Carolina - 1.1%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	990
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/19	3,410	3,731
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,500	1,526
North Carolina State Infrastructure Finance Corp. Capital Improvements COPS, Series A (AGM Insured), Prerefunded,
5.00%, 2/1/17(1)	580	582
Wake County G.O. Unlimited School Bonds, Series A,
5.00%, 2/1/18	5,100	5,318

		12,147

Ohio - 2.7%
Columbus G.O. Unlimited Bonds, Series A,
2.00%, 8/15/20	1,375	1,389
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,444
Columbus Various Purpose G.O. Limited Refunding Bonds, Series 2,
4.00%, 2/15/17	275	276

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Ohio - 2.7% continued
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	$2,550	$2,785
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,278
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	836
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	1,975
Hamilton County Sales Tax Revenue Refunding Bonds, Series A,
3.00%, 12/1/17	3,000	3,051
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,192
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,433
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/17	380	391
5.00%, 9/15/21	2,350	2,686
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,174

		28,910

Oklahoma - 0.5%
Oklahoma City G.O. Unlimited Bonds,
2.00%, 3/1/17	100	100
Tulsa G.O. Unlimited Refunding Bonds, Series A,
5.00%, 5/1/17	5,000	5,069

		5,169

Oregon - 2.1%
Clackamas County School District No. 12 North Clackamas Convertible Deferred Interest G.O. Unlimited Bonds, Series B (AGM Insured School Board Guaranty Program), Prerefunded,
5.00%, 6/15/17(3)	1,100	1,121
Clackamas County School District No. 12 North Clackamas G.O. Unlimited Bonds, Series A (AGM Insured School Board Guaranty Program), Prerefunded,
4.75%, 6/15/17(1)	1,400	1,424
Deschutes County Admin School District No. 1 G.O. Unlimited Bonds (NATL Insured), Prerefunded,
5.00%, 6/15/17(1)	150	153
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,175
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,437
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,310
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	1,954
5.00%, 11/1/21	905	1,037
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,256
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,351
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	4,440	4,505
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,853

		22,576

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Pennsylvania - 1.2%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/23	$1,055	$1,208
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	308
Pennsylvania State G.O. Unlimited Bonds, Second Series A, Prerefunded,
5.00%, 8/1/17(1)	150	154
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 9/15/22	5,015	5,723
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity,
5.00%, 9/1/17	5,000	5,136
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	500

		13,029

Rhode Island - 0.0%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/17	250	257

South Carolina - 2.1%
Anderson County School District No. 5 G.O. Unlimited Bonds (SCSDE Insured),
4.00%, 3/1/17	3,075	3,092
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,090
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	5,968
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,286
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,261
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,250
5.00%, 3/1/21	2,300	2,592
York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded,
5.25%, 3/1/19(1)	1,330	1,441

		21,980

Tennessee - 0.9%
Clarksville Electric System Revenue Bonds (XLCA Insured), Prerefunded,
5.00%, 9/1/17(1)	3,000	3,081
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A,
5.00%, 5/15/22	2,455	2,831
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, Series C, Prerefunded,
5.00%, 5/15/17(1)	215	218
Shelby County Special School G.O. Unlimited Refunding Bonds, Series B,
4.00%, 3/1/17	100	101
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,430
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,110

		9,771

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Texas - 6.8%
Aldine Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/18	$360	$362
Arlington Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 2/15/17	100	100
Bexar County G.O. Limited Bonds, Certificates of Obligation, Prerefunded,
5.25%, 6/15/17(1)	250	255
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	154
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,161
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,021
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	10,058
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,306
Denton G.O. Limited Refunding & Improvement Bonds,
4.00%, 2/15/17	250	251
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(2)	2,500	2,523
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,126
Fort Worth Water & Sewer System Revenue Bonds, Prerefunded,
5.00%, 2/15/17(1)	325	327
Goose Creek Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
3.50%, 2/15/17(1)	825	828
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	2,500	2,921
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,035
Irving G.O Limited Refunding & Improvement Bonds,
5.50%, 9/15/17	2,000	2,064
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/17(1)	2,825	2,840
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(2)	3,500	3,477
Laredo G.O. Limited Refunding Bonds,
5.00%, 2/15/23	3,595	4,164
Lewisville Water & Sewer Revenue Refunding & Improvement Bonds,
4.00%, 2/15/17	200	201
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, 8/1/20(2)	2,300	2,301
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/17(1)	350	359
Northside Texas Independent School District Building G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF-Gtd.),
5.00%, 8/15/18	300	307

TAX-EXEMPT FIXED INCOME FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Texas - 6.8% continued
Pharr-San Juan-Alamo Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.50%, 2/1/17(1)	$200	$201
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/23	5,000	5,841
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,033
San Antonio Water System Variable Revenue Refunding Bonds,
5.00%, 5/15/17	100	101
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/17	345	350
Texas State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/17	1,500	1,546
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	3,862
Texas State Public Finance Authority G.O. Unlimited Bonds, Prerefunded,
5.00%, 10/1/17(1)	500	515
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series B, First Tier, Prerefunded,
5.00%, 4/1/17(1)	2,790	2,819
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	568
Williamson County G.O. Unlimited Refunding Bonds (NATL Insured),
5.25%, 2/15/17	100	100

		72,077

Utah - 1.1%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,176
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	7,951
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(1)	425	465
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	49
5.00%, 10/1/28	30	32
Riverton City Franchise Sales TRB (AMBAC Insured), Prerefunded,
5.00%, 6/1/17(1)	300	305
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,817

		11,795

Virginia - 9.2%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	266
5.00%, 2/15/19	3,305	3,563
Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,337
5.00%, 5/15/21	6,945	7,866
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	10,336
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	1,010	1,038
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,156
Norfolk G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/25	1,275	1,539

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Virginia - 9.2% continued
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	$4,100	$4,749
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	5,049
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,499
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,652
5.00%, 5/15/20	8,170	9,089
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	2,768
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	3,505	4,060
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,438
Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/23	10,000	11,767
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,898
Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	3,500	3,928
Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded,
5.00%, 10/1/17(1)	1,750	1,803
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,167

		97,968

Washington - 5.7%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Columbia (NATL Insured),
5.25%, 7/1/17	795	812
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/17	1,030	1,051
5.00%, 7/1/18	10,000	10,577
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,629
5.00%, 12/1/20	2,000	2,245
King County G.O. Limited Refunding Bonds, Series E,
4.00%, 12/1/17	500	514
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	618
Seattle City Water System Revenue Refunding & Improvement Bonds,
5.00%, 5/1/22	3,340	3,852
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	855
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,062

TAX-EXEMPT FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.1% continued
Washington - 5.7% continued
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	$1,400	$1,590
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,035
Washington State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 7/1/17(1)	110	112
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,405
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	6,681
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,042
Washington State Various Purpose G.O. Unlimited Bonds, Series F, Prerefunded,
4.50%, 7/1/17(1)	150	153
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,415
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,429

		60,077

Wisconsin - 0.3%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	223
Milwaukee G.O. Unlimited Refunding Bonds, Series N2, Promissory Notes,
3.00%, 3/15/17	1,125	1,130
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/20/17	1,400	1,409
Wisconsin State G.O. Unlimited Bonds, Series C,
4.00%, 5/1/17	275	278

		3,040

Total Municipal Bonds (Cost $955,132)		957,211

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(4) (5)	14,736,907	$14,737

Total Investment Companies (Cost $14,737)		14,737

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.8%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/17(2)	$5,000	$5,055
Bernalillo County G.O. Unlimited Refunding Bonds,
3.50%, 2/1/17	230	231
Colorado State General Fund TRANS, Series A,
2.00%, 6/27/17	5,375	5,404
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(2)	2,000	1,997
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, 8/15/17(2)	1,750	1,772
Florida State Board of Education Lottery Revenue Refunding Bonds, Series C,
5.00%, 7/1/17	1,615	1,648
Garland G.O. Limited Bonds, Certificates of Obligation,
2.00%, 2/15/17	785	786

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.8% continued
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D,
5.00%, 2/1/17	$200	$201
Kentucky State Property & Buildings Commission Revenues Bonds, Series A, Project No. 112,
3.00%, 2/1/17	2,690	2,695
King County Sewer Revenue Refunding Bonds, Series A,
4.00%, 1/1/17	1,000	1,000
Massachusetts State G.O. Limited Bonds, Series 7, Consolidated Loan,
4.00%, 7/1/17	1,105	1,122
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/26/17	10,000	10,053
Menomonee Falls School District School Improvement G.O. Unlimited Bonds,
2.00%, 4/1/17	2,325	2,331
Nevada State Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/17	200	203
New York G.O. Unlimited Bonds, Series C, Subseries C-A,
5.00%, 8/1/17	200	205
New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E,
3.00%, 2/15/17	300	301
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/17	3,350	3,379
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.25%, 1/1/17	915	915
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
1.03%, 1/9/17(2)	5,000	5,000
Portland Sewer System Revenue Bonds, Series A, Second Lien,
5.00%, 3/1/17	1,865	1,878
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
4.00%, 8/1/17	1,500	1,527
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, University of Rhode Island (State Appropriation Insured),
5.00%, 9/15/17	250	257
Richland County School District No. 1 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/17	1,000	1,007
Richland County School G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 3/1/17	3,035	3,046
Richland County School G.O. Unlimited Bonds, Series B, Richland Library Projects (State Aid Withholding),
3.00%, 3/1/17	3,090	3,101
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, 8/1/17(2)	6,725	6,728
San Mateo Foster City School District G.O. Unlimited Bonds, Series A, Election of 2015,
2.00%, 8/1/17	800	805
South Carolina State Public Service Authority Revenue Bonds, Series A (AMBAC Insured), Escrowed to Maturity,
4.25%, 1/1/17	100	100
Spring Branch Independent School District G.O. Limited Refunding Tax Bonds (PSF-Gtd.),
5.00%, 2/1/17	300	301
Spring Lake Park Independent School District No. 16 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
4.00%, 2/1/17	175	176
Summit G.O. Unlimited Bonds,
1.50%, 3/1/17	907	908
Summit School G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.50%, 3/1/17	560	561
Texas State Public Finance Authority Unemployment Compensation Assessment Revenue Refunding Bonds,
5.00%, 1/1/17	1,580	1,580

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.8% continued
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 2/15/17	$485	$488
University of Minnesota Revenue Bonds, Series A,
3.00%, 4/1/17	1,000	1,005
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Program,
5.00%, 2/1/17	125	125
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College & Equipment Program,
5.00%, 2/1/17	200	201
Wake County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 2/1/17	300	301
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, Series R-B (AMBAC Insured),
5.00%, 1/1/17	250	250
West Clark School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 1/15/17	1,515	1,517
Wichita Water & Sewer Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/17	2,000	2,060
Williamson County G.O. Limited Refunding Tax Bonds, Series A (NATL Insured),
5.00%, 2/15/17	250	251

Total Short-Term Investments (Cost $72,501)		72,471

Total Investments - 98.3% (Cost $1,042,370)		1,044,419

Other Assets less Liabilities - 1.7%		18,020

NET ASSETS - 100.0%		$1,062,439

(1)	Maturity date represents the prerefunded date.
(2)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the puttable date.
(3)	Step coupon bond. Rate as of December 31, 2016 is disclosed. Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.6%
AA	62.7
A	5.7
A1+ (Short Term)	0.7
A1 (Short Term)	1.1
Not Rated	1.8
Cash Equivalents	1.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	38.6%
School District	20.2
General	15.6
Water	8.0
All other sectors less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Bonds(1)	$—	$957,211	$—	$957,211
Investment Companies	14,737	—	—	14,737
Short-Term Investments	—	72,471	—	72,471

Total Investments	$14,737	$1,029,682	$—	$1,044,419

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,042,370

Gross tax appreciation of investments	$6,422
Gross tax depreciation of investments	(4,373)

Net tax appreciation of investments	$2,049

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$50,347	$223,704	$274,051	$24	$—
Northern Institutional Funds - U.S. Government Portfolio	—	137,440	122,703	18	14,737

Total	$50,347	$361,144	$396,754	$42	$14,737

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

EDA - Economic Development Authority

TAX-EXEMPT FIXED INCOME FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

G.O. - General Obligation

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9%
Alabama - 0.1%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27(1)	$1,000	$1,103

Alaska - 0.2%
University of Alaska General Revenue Bonds, Series V-1,
5.00%, 10/1/44	2,000	2,225

Arizona - 1.7%
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(2)	5,000	5,280
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/32	5,000	5,894
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,617
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/38	1,000	1,157
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,210

		20,158

California - 15.0%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(2)	1,500	1,602
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, Prerefunded,
5.25%, 10/1/18(2)	2,000	2,141
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	1,500	1,768
5.25%, 8/1/31	5,000	5,946
5.00%, 8/1/34	10,000	11,471
6.25%, 11/1/34	2,830	3,172
California State Health Facilities Financing Authority Revenue Bonds, Series A, Cedars Sinai Medical Center,
5.00%, 8/15/29	3,450	4,070
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/46	5,000	5,500
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/46	4,200	4,660
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/34	2,000	2,102
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/32	1,000	1,090
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
1.78%, 5/1/34(1)	2,500	2,603
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 8/1/17(2)	1,500	1,536
Desert Community College District G.O. Unlimited CABS, Series C, Election of 2004 (AGM Insured),
0.00%, 8/1/46(3)	12,000	2,456
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL Insured),
6.00%, 5/15/17	1,155	1,177
Los Angeles Community College District G.O. Unlimited Bonds, Series I,
4.00%, 8/1/35	2,000	2,092
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,118
5.00%, 8/1/31	12,450	14,514

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
California - 15.0% continued
Los Angeles County G.O. Unlimited TRANS,
3.00%, 6/30/17	$5,500	$5,558
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,047
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,674
Los Angeles TRANS, Series B,
3.00%, 6/29/17	5,000	5,051
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/17	4,895	4,996
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,076
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,221
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,599
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,184
Orange County Sanitation District Wastewater Revenue Refunding, Series A,
5.00%, 2/1/36	3,000	3,492
Rancho Water District Financing Authority Revenue Bonds, Series A,
4.00%, 8/1/41	2,500	2,572
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/32	3,735	4,369
5.00%, 10/1/41	2,000	2,273
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,391
San Diego County Regional Transportation Commission Revenue Bonds, Series A,
5.00%, 4/1/36	1,045	1,214
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(2)	5,000	5,405
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,382
San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(3)	2,500	1,603
San Mateo County Community College District G.O. Unlimited CABS, Series B, Election of 2005 (NATL Insured),
0.00%, 9/1/32(3)	6,680	3,831
0.00%, 9/1/35(3)	5,000	2,494
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/29/17	7,750	7,825
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(2)	1,100	1,300
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,582
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/41	5,000	5,624
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17(2)	2,500	2,566

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
California - 15.0% continued
University of California Revenue Refunding Bonds, Series AR,
4.00%, 5/15/37	$4,180	$4,349
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(2)	7,000	7,476

		175,247

Colorado - 2.0%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds (State Higher Education Intercept Program),
4.00%, 3/1/46	2,000	2,008
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	2,000	2,377
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,298
5.25%, 11/15/36	5,000	5,470
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,705
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,758
Weld County School District No. RE-4 G.O. Unlimited Bonds (State Intercept Program),
5.00%, 12/1/24	2,550	3,032

		23,648

Connecticut - 1.2%
Connecticut State G.O. Unlimited Refunding Bonds, Series F, Green Bonds,
5.00%, 10/15/30	5,000	5,728
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL Insured),
4.75%, 11/15/18	505	506
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/34	3,000	3,374
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
4.00%, 9/1/36	2,500	2,542
South Central Regional Water Authority Water System Revenue Refunding Bonds, 32nd Series B,
5.00%, 8/1/38	2,000	2,272

		14,422

District of Columbia - 2.7%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,071
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/18(2)	20,000	21,485
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	5,727
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,814

		31,097

Florida - 7.0%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,663
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	557

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Florida - 7.0% continued
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	$1,235	$1,375
5.00%, 9/1/25	1,000	1,109
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,732
Central Florida Expressway Authority Revenue Refunding Bonds, Series B, Senior Lien,
4.00%, 7/1/36	5,000	5,047
Florida State Department of Environmental Protection Preservation Florida Forever Revenue Refunding Bonds, Series A,
5.00%, 7/1/19	1,585	1,717
Florida State Department of Transportation G.O. Unlimited Bonds, Right of Way,
5.25%, 7/1/37	10,000	10,319
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(2)	3,000	3,380
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,717
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(2)	605	688
Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance,
5.50%, 10/1/29	1,895	2,127
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,229
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,427
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,454
Miami-Dade County G.O. Unlimited Bonds, Series 2014-A, Building Better Communities Program,
5.00%, 7/1/34	2,820	3,223
Miami-Dade County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/28	4,820	5,733
Miami-Dade County School District G.O. Unlimited,
5.00%, 3/15/41	2,500	2,758
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,012
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	1,340	1,392
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(2)	75	86
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,486
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,030

		81,261

Georgia - 3.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(2)	7,500	8,122
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/27	3,075	3,745
5.00%, 2/1/28	1,170	1,419
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 1/1/24	1,500	1,790
4.00%, 1/1/25	6,695	7,591

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Georgia - 3.2% continued
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 12/1/28	$5,160	$6,315
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,697
5.50%, 7/1/60	2,500	2,805
Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B,
3.00%, 10/1/43	3,000	2,581

		37,065

Hawaii - 1.5%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,431
Hawaii State Highway Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	5,000	6,042
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/19(2)	1,000	1,099
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,400

		16,972

Illinois - 8.2%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,763
Chicago Midway Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,500	3,840
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	2,500	2,727
Chicago O’Hare International Airport Revenue Bonds, Series D, Senior Lien,
1/1/47(4)	10,000	10,859
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,244
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	1,500	1,685
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,631
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,830
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,695
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded,
6.00%, 3/1/19(2)	4,850	5,331
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(2)	5,000	5,889
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17(2)	5,000	5,019
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,864
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/32	5,500	6,021
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	5,000	5,478
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded,
5.50%, 1/1/18(2)	5,000	5,219

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Illinois - 8.2% continued
Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded,
5.50%, 1/1/18(2)	$10,500	$10,961
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,310
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,399
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,905	2,964
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,794

		95,523

Indiana - 0.6%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,530
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,375

		6,905

Kansas - 0.5%
Kansas State Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/35	5,000	5,804

Kentucky - 0.4%
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112,
5.00%, 11/1/28	2,500	2,881
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,232

		5,113

Louisiana - 0.9%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(2)	5,000	5,400
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,492

		10,892

Maryland - 0.5%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, The John Hopkins Health System,
5.00%, 5/15/37	1,500	1,683
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,500	2,620
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,200

		5,503

Massachusetts - 5.1%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 7/1/29	2,000	2,352
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,399
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan,
3.38%, 10/1/35	500	475
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	7,027
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/28	1,000	1,240
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded,
5.00%, 7/1/17(2)	5,000	5,103

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Massachusetts - 5.1% continued
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	$1,000	$1,019
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,081
Massachusetts State Transportation Fund Revenue Bonds, Series B,
4.00%, 6/1/45	5,000	5,163
Massachusetts State Transportation Fund Revenue Refunding Bonds, Series A,
5.00%, 6/1/26	5,000	6,119
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19(2)	10,000	10,898
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,344
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series C, Green Bond,
5.00%, 8/1/40	5,000	5,747
University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1,
5.00%, 11/1/44	5,000	5,582

		59,549

Michigan - 2.7%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,175
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,216
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,855
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,542
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 4/15/36	1,000	1,124
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,469
Michigan State Housing Development Authority Revenue Bonds, Series B,
3.50%, 12/1/41	2,000	1,852
Oakland University Revenue Bonds,
5.00%, 3/1/41	4,000	4,434
5.00%, 3/1/47	3,500	3,865
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,175
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,893

		31,600

Minnesota - 0.9%
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/17	5,000	5,119
Rochester Healthcare Facilities Revenue Refunding Bonds, Series B, Mayo Clinic,
5.00%, 11/15/36	4,200	5,172

		10,291

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	10	10

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Missouri - 0.4%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	$1,000	$1,163
5.00%, 5/1/38	3,000	3,439

		4,602

Nebraska - 1.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/34	1,000	1,170
Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18(2)	2,500	2,618
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	2,210	2,462
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/21(2)	5,355	6,026

		12,276

Nevada - 1.0%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,798
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,605
Clark County School District G.O. Limited Refunding Bonds, Series E,
5.00%, 6/15/25	2,000	2,381
Las Vegas City Hall G.O. Limited Refunding Bonds, Series C,
5.00%, 9/1/34	3,000	3,447
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,846

		12,077

New Hampshire - 1.7%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	5,952
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(2)	11,000	11,994
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series D,
4.00%, 8/15/39	1,500	1,540

		19,486

New Jersey - 0.8%
New Jersey State Educational Facilities Authority Revenue Refunding Bonds, Series B, Princeton University,
5.00%, 7/1/23	3,235	3,836
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), Prerefunded,
5.15%, 1/1/17(5)	5,000	5,001

		8,837

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/44	1,000	1,104
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,800	1,872

		2,976

New York - 15.2%
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(2)	5,000	5,528
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded,
5.50%, 11/15/18(2)	890	961
5.50%, 11/15/18(2)	9,110	9,834

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
New York - 15.2% continued
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	$5,000	$5,409
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,615
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	3,000	3,402
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2017,
5.00%, 6/15/46	5,000	5,681
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded,
5.75%, 6/15/18(2)	2,305	2,459
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance,
5.75%, 6/15/40	7,695	8,132
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,255
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,663
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1,
2.00%, 8/1/18	2,500	2,532
5.00%, 8/1/38	2,500	2,864
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	3,210	3,661
5.00%, 8/1/37	3,500	3,975
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	575
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,744
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5	6
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	5,000	5,901
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	3,870	4,266
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	1,130	1,231
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	639
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D,
5.00%, 2/15/25	5,000	5,994
New York State Dormitory Authority Personal Income TRB, Series B, Education,
5.75%, 3/15/36	11,980	13,012
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/32	5,000	5,906
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,128

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
New York - 15.2% continued
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity,
5.50%, 4/15/35	$5,000	$6,673
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 196 (AMT),
3.70%, 10/1/37	5,160	4,980
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	58
New York State Thruway Authority Transportation Personal Income TRB, Series A, Prerefunded,
5.25%, 9/15/17(2)	5,000	5,153
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	2,950	3,534
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	2,000	2,218
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198,
5.00%, 11/15/46	5,000	5,716
5.25%, 11/15/56	3,200	3,644
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	2,964
5.00%, 10/15/29	2,000	2,360
Utility Debt Securitization Authority Revenue Refunding Bonds, Restructuring Bonds,
5.00%, 12/15/37	5,000	5,759
Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds,
5.00%, 6/15/20	7,715	8,123
5.00%, 6/15/24	8,605	9,910

		176,465

North Carolina - 2.0%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,013
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, Series B, Duke University,
5.00%, 10/1/40	3,000	3,444
5.00%, 7/1/42	2,000	2,290
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	2,798
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	7,187
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/27	5,000	6,118

		23,850

Ohio - 0.7%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,067
Ohio State Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/33	5,900	6,915

		7,982

Oklahoma - 0.8%
Grand River Dam Authority Revenue Refunding Bonds, Series A,
4.00%, 6/1/33	6,560	6,827
Oklahoma State Capitol Improvement Authority State Highway Capital Improvement Revenue Bonds,
4.00%, 7/1/34	2,000	2,074
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A,
4.00%, 1/1/35	355	362

		9,263

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Oregon - 0.3%
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	$1,100	$1,306
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,287

		3,593

Pennsylvania - 1.5%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/25	1,775	2,074
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	925
5.00%, 5/1/35	865	965
Pennsylvania State G.O. Limited Refunding Bonds, Second Series,
5.00%, 1/15/27	5,000	5,870
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	570	573
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/36	3,350	3,710
Philadelphia Water & Wastewater Revenue Refunding Bonds,
5.00%, 10/1/27	3,000	3,576

		17,693

Rhode Island - 0.2%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	2,585	2,895

South Carolina - 2.1%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,940	6,997
South Carolina State Public Service Authority Obligations Revenue Bonds, Series A,
5.00%, 12/1/49	2,000	2,171
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(2)	1,030	1,115
5.50%, 1/1/19(2)	11,970	12,963
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,000	1,117

		24,363

Tennessee - 0.0%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	155	145
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	315	314

		459

Texas - 6.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	580
Austin Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 8/1/36	1,500	1,562
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	2,500	2,960
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18(2)	5,000	5,294
Dallas Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/27	8,720	10,349

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Texas - 6.3% continued
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	$5,000	$5,359
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded,
0.00%, 8/15/18(6)	12,505	5,807
Houston Community College G.O. Limited Refunding Bonds,
4.00%, 2/15/37	1,000	1,032
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/18	10,000	10,436
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18(2)	10	11
6.25%, 5/15/18(2)	9,990	10,681
Mansfield Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/25	1,000	1,198
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	5,365	6,431
Texas State Water Development Board Water Implementation Revenue Bonds,
5.00%, 10/15/41	5,000	5,733
Travis County G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/25	2,000	2,395
University of Texas Permanent University Fund Revenue Bonds, Series A,
5.00%, 7/1/33	3,285	3,818

		73,646

Vermont - 0.2%
Vermont State Municipal Bond Bank Revenue Bonds, Series 1,
5.00%, 12/1/29	1,660	1,983

Virginia - 1.0%
Hampton Roads Sanitation District Wastewater Subordinate Revenue Refunding Bonds, Series A,
5.00%, 8/1/34	4,000	4,680
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	574
Richmond Public Utility Revenue Refunding Bonds,
5.00%, 1/15/33	3,485	4,054
Virginia State Public School Authority School Financing 1997 Resolution Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/17	2,000	2,048

		11,356

Washington - 1.9%
Central Puget Sound Regional Transportation Authority Revenue Bonds, Series S-1, Green Bonds,
5.00%, 11/1/46	2,000	2,540
Grant County Public Utility District No. 2 Priest Rapids Hydro Electric Revenue Refunding Bonds, Series A,
5.00%, 1/1/41	2,000	2,233
King County Sewer Revenue Refunding Bonds, Series A,
4.00%, 7/1/35	1,250	1,298
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/37	3,000	3,384
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	1,430	1,462
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providend Health & Services,
5.00%, 10/1/38	5,000	5,494
Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program,
3.70%, 12/1/34	250	250
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,232

TAX-EXEMPT FIXED INCOME FUNDS    12      NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.9% continued
Washington - 1.9% continued
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	$1,320	$1,479
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/34	1,340	1,512

		21,884

Total Municipal Bonds (Cost $1,057,116)		1,070,074

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.34%(7) (8)	25,901,160	$25,901

Total Investment Companies (Cost $25,901)		25,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.6%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
1.34%, 9/1/17(9)	$5,000	$5,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17(9)	10,000	9,986
Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp.,
0.90%, 9/1/17(9)	1,500	1,496
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/24/17	15,000	15,052
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/26/17	5,000	5,027
Miami-Dade County School District G.O. Limited TANS,
5.00%, 2/23/17	5,000	5,030
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
4.00%, 2/1/17	3,045	3,053
New York State Dormitory Authority Personal Income TRB, Series B, Group A,
5.00%, 2/15/17	3,000	3,016
Oregon State G.O. Limited TANS, Series A,
2.00%, 6/30/17	2,500	2,514
San Antonio Independent School District Variable G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
2.00%, 8/1/17(9)	3,235	3,248

Total Short-Term Investments (Cost $53,473)		53,422

Total Investments - 98.7% (Cost $1,136,490)		1,149,397

Other Assets less Liabilities -1.3%		15,053

NET ASSETS - 100.0%		$1,164,450

(1)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2016.
(5)	Step coupon bond. Rate as of December 31, 2016 is disclosed. Maturity date represents the prerefunded date.
(6)	Zero coupon bond. Maturity date represents the prerefunded date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day yield as of December 31, 2016 is disclosed.
(9)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the puttable date.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	19.3%
AA	54.2
A	21.8
BBB	0.1
A1+ (Short Term)	1.3
Not rated	1.0
Cash Equivalents	2.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.9%
General	13.9
General Obligation	19.2
Higher Education	7.8
Power	9.1
School District	7.4
Transportation	10.7
Water	15.0
All other sectors less than 5%	11.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,070,074	$—	$1,070,074
Investment Companies	25,901	—	—	25,901
Short-Term Investments	—	53,422	—	53,422

Total Investments	$25,901	$1,123,496	$—	$1,149,397

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,136,490

Gross tax appreciation of investments	$28,913
Gross tax depreciation of investments	(16,006)

Net tax appreciation of investments	$12,907

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE*	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$62,340	$457,534	$519,874	$47	$—
Northern Institutional Funds - U.S. Government Portfolio	—	234,994	209,093	29	25,901

Total	$62,340	$692,528	$728,967	$76	$25,901

*	Effective October 7, 2016, the Northern Institutional Funds - Tax-Exempt Portfolio was liquidated and the Fund began investing its uninvested cash in the Northern Institutional Funds - U.S. Government Portfolio.

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND†	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1)
Brazil - 5.1%
Ambev S.A. ADR	144,713	$710
Banco do Brasil S.A.*	36,109	309
Banco Santander Brasil S.A. ADR	83,482	742
BRF S.A. ADR	5,492	81
BTG Pactual Group*	33,245	148
CCR S.A.	751,400	3,661
Cosan S.A. Industria e Comercio	128,800	1,507
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	52,200	164
Fibria Celulose S.A.	930,000	8,933
Hypermarcas S.A.	325,700	2,605
Lojas Renner S.A.*	361,300	2,560
Mahle-Metal Leve S.A.	47,868	305
MRV Engenharia e Participacoes S.A.	180,800	605
Multiplus S.A.	41,200	424
Natura Cosmeticos S.A.	886,621	6,238
Petroleo Brasileiro S.A. ADR*	1,211,345	12,247
Qualicorp S.A.	92,800	547
Sao Martinho S.A.	82,011	491
Smiles S.A.	36,900	505
Vale S.A. ADR*	29,491	225

		43,007

Chile - 0.2%
Cencosud S.A.	297,331	834
Enel Americas S.A. ADR	113,501	932

		1,766

China - 13.6%
Agile Group Holdings Ltd.	578,000	294
Agricultural Bank of China Ltd., Class H	2,559,076	1,045
Air China Ltd., Class H	1,202,000	767
Alibaba Group Holding Ltd. ADR*	153,412	13,471
BAIC Motor Corp. Ltd., Class H(2)	173,000	154
Baidu, Inc. ADR*	26,980	4,436
Bank of China Ltd., Class H	9,517,106	4,199
Bank of Communications Co. Ltd., Class H	372,000	266
Beijing Capital International Airport Co. Ltd., Class H	820,000	827
China Cinda Asset Management Co. Ltd., Class H	2,644,000	954
China Construction Bank Corp., Class H	16,843,569	12,904
China Life Insurance Co. Ltd., Class H	185,000	479
China Longyuan Power Group Corp. Ltd., Class H	539,000	417
China Petroleum & Chemical Corp., Class H	7,866,271	5,567
China Railway Construction Corp. Ltd., Class H	737,500	945
China Telecom Corp. Ltd., Class H	622,000	286
Chongqing Rural Commercial Bank Co. Ltd., Class H	789,446	463
CIFI Holdings Group Co. Ltd.	632,000	170
CNOOC Ltd.	499,342	616
Ctrip.com International Ltd. ADR*	35,199	1,408
Datang International Power Generation Co. Ltd., Class H	946,135	247
Geely Automobile Holdings Ltd.	855,000	813
Great Wall Motor Co. Ltd., Class H	851,500	790
Guangzhou Automobile Group Co. Ltd., Class H	10,317,421	12,347
Guangzhou R&F Properties Co. Ltd., Class H	425,709	514
Huaneng Power International, Inc., Class H	746,000	493
Industrial & Commercial Bank of China Ltd., Class H	3,857,141	2,300
JD.com, Inc. ADR*	15,336	390
Kaisa Group Holdings Ltd.*	279,000	4
KWG Property Holding Ltd.	272,500	154
Longfor Properties Co. Ltd.	453,000	573
NetEase, Inc. ADR	2,547	548
People’s Insurance Co. Group of China (The) Ltd., Class H	2,244,000	882
PetroChina Co. Ltd., Class H	386,000	285
PICC Property & Casualty Co. Ltd., Class H	714,000	1,102
Ping An Insurance Group Co. of China Ltd., Class H	1,545,000	7,687
Sinopec Engineering Group Co. Ltd., Class H	487,000	406
Sinopec Shanghai Petrochemical Co. Ltd., Class H	852,000	461
Sinopharm Group Co. Ltd., Class H	875,200	3,591
Sunny Optical Technology Group Co. Ltd.	209,000	911
Tencent Holdings Ltd.	707,600	17,174
Tianhe Chemicals Group Ltd.* (2) (3)	17,672,000	2,666
Tianneng Power International Ltd.	846,000	775

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND† continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1) continued
China - 13.6% continued
TravelSky Technology Ltd., Class H	453,617	$950
Want Want China Holdings Ltd.	7,461,000	4,768
Weichai Power Co. Ltd., Class H	39,660	61
Xtep International Holdings Ltd.	375,000	157
Zhuzhou CRRC Times Electric Co. Ltd.	625,500	3,162
Zijin Mining Group Co. Ltd., Class H	572,000	181

		114,060

Colombia - 0.1%
Almacenes Exito S.A.	76,466	380

Czech Republic - 0.8%
CEZ A.S.	9,236	154
Komercni banka A.S.	185,749	6,397

		6,551

Egypt - 1.4%
Commercial International Bank Egypt S.A.E.	2,747,635	11,075
Commercial International Bank Egypt S.A.E. GDR (Registered)	101,010	369

		11,444

Hong Kong - 4.7%
AIA Group Ltd.	737,700	4,128
Beijing Enterprises Holdings Ltd.	572,500	2,698
China Lumena New Materials Corp.* (4)	5,884,000	—
China Mobile Ltd.	2,393,585	25,099
China Overseas Land & Investment Ltd.	1,257,000	3,315
China Power International Development Ltd.	755,000	273
Sands China Ltd.	630,800	2,713
Skyworth Digital Holdings Ltd.	1,024,000	582
Sun Art Retail Group Ltd.	483,000	423

		39,231

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	90,358	153
Richter Gedeon Nyrt.	45,585	962

		1,115

India - 6.6%
Apollo Tyres Ltd.	54,129	147
Axis Bank Ltd.	27,690	183
Bharat Petroleum Corp. Ltd.	94,856	887
Bharti Infratel Ltd.	484,500	2,449
Grasim Industries Ltd.	47,481	601
HDFC Bank Ltd.	240,059	4,266
Hindustan Petroleum Corp. Ltd.	126,435	819
Hindustan Zinc Ltd.	137,414	514
Housing Development Finance Corp. Ltd.	42,890	797
ICICI Bank Ltd.	653,684	2,451
ICICI Bank Ltd. ADR	307,100	2,300
IFCI Ltd.	1,715,777	687
Indian Oil Corp. Ltd.	180,019	860
Infosys Ltd. ADR	54,323	806
ITC Ltd.	816,217	2,900
Maruti Suzuki India Ltd.	57,423	4,473
NHPC Ltd.	1,459,850	567
Power Finance Corp. Ltd.	521,723	937
Reliance Industries Ltd.	43,032	685
Rural Electrification Corp. Ltd.	401,552	735
Sun Pharmaceutical Industries Ltd.	11,682	108
Tata Consultancy Services Ltd.	452,947	15,745
Tata Motors Ltd. ADR	8,858	305
UltraTech Cement Ltd.	53,051	2,531
UPL Ltd.	389,353	3,697
Vedanta Ltd.	467,042	1,480
Zee Entertainment Enterprises Ltd.	550,344	3,664

		55,594

Indonesia - 1.7%
Adaro Energy Tbk PT	5,038,500	632
Astra International Tbk PT	323,300	198
Bank Central Asia Tbk PT	212,600	244
Bank Rakyat Indonesia Persero Tbk PT	5,437,800	4,716
Indofood CBP Sukses Makmur Tbk PT	356,900	227
Indofood Sukses Makmur Tbk PT	3,648,800	2,144
Matahari Department Store Tbk PT	1,715,600	1,915
Tambang Batubara Bukit Asam Persero Tbk PT	414,400	383
Telekomunikasi Indonesia Persero Tbk PT	13,567,115	3,991

		14,450

Malaysia - 1.0%
AirAsia Bhd.	1,616,700	824
AMMB Holdings Bhd.	228,500	219
Berjaya Sports Toto Bhd.	148,898	98

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1) continued
Malaysia - 1.0% continued
British American Tobacco Malaysia Bhd.	19,198	$191
CIMB Group Holdings Bhd.	1,320,300	1,327
Genting Malaysia Bhd.	1,715,000	1,749
MISC Bhd.	158,300	260
Public Bank Bhd.	148,000	650
Sunway Bhd.	222,798	150
Tenaga Nasional Bhd.	780,100	2,413
Westports Holdings Bhd.	507,800	486

		8,367

Mexico - 4.1%
Alfa S.A.B. de C.V., Series A	5,067,589	6,273
Alpek S.A.B. de C.V.	55,600	66
America Movil S.A.B. de C.V., Series L	744,791	468
America Movil S.A.B. de C.V., Series L ADR	822,382	10,337
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	394,827	3,171
Coca-Cola Femsa S.A.B. de C.V. ADR	12,246	778
Fomento Economico Mexicano S.A.B. de C.V. ADR	43,672	3,328
Grupo Bimbo S.A.B. de C.V., Series A	1,702,000	3,849
Grupo Financiero Banorte S.A.B. de C.V., Series O	903,900	4,452
Grupo Televisa S.A.B. ADR	7,952	166
Industrias Bachoco S.A.B. de C.V. ADR	3,657	179
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	136,200	245
Megacable Holdings S.A.B. de C.V.	69,839	236
Nemak S.A.B. de C.V.(2)	152,400	137
Telesites S.A.B. de C.V.*	568,069	309
Wal-Mart de Mexico S.A.B. de C.V.	78,700	141

		34,135

Peru - 1.0%
Credicorp Ltd.	31,064	4,904
Southern Copper Corp.	98,300	3,140

		8,044

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	187,490	267
Cebu Air, Inc.	128,300	240
Globe Telecom, Inc.	4,820	146
Metro Pacific Investments Corp.	1,007,100	135
Metropolitan Bank & Trust Co.	2,440,980	3,568
SM Investments Corp.	227,371	2,991
Vista Land & Lifescapes, Inc.	1,503,700	150

		7,497

Poland - 0.7%
Energa S.A.	135,432	295
KGHM Polska Miedz S.A.	14,041	310
Orange Polska S.A.	214,637	282
PGE Polska Grupa Energetyczna S.A.	41,814	104
Polski Koncern Naftowy ORLEN S.A.	61,967	1,262
Powszechna Kasa Oszczednosci Bank Polski S.A.*	93,340	628
Powszechny Zaklad Ubezpieczen S.A.	412,772	3,276

		6,157

Qatar - 0.1%
Ooredoo QSC	11,449	320
United Development Co. QSC	46,699	265

		585

Russia - 4.4%
Gazprom PJSC ADR	437,649	2,207
Lukoil PJSC ADR	140,899	7,891
Magnit PJSC	16,859	3,022
Magnit PJSC GDR	3,590	158
MMC Norilsk Nickel PJSC ADR	274,248	4,592
Mobile TeleSystems PJSC ADR	40,141	366
Novatek PJSC GDR (Registered)	25,575	3,313
Novolipetsk Steel PJSC GDR	46,013	855
Ros Agro PLC GDR (Registered)	26,329	350
Sberbank of Russia PJSC	1,165,200	3,288
Sberbank of Russia PJSC ADR	444,614	5,134
Severstal PJSC GDR (Registered)	88,575	1,343
Sistema PJSC FC GDR (Registered)	72,259	650
Surgutneftegas OJSC ADR	66,557	336
Yandex N.V., Class A*	183,000	3,684

		37,189

South Africa - 5.9%
African Rainbow Minerals Ltd.	75,100	535
AngloGold Ashanti Ltd.*	196,473	2,105
AVI Ltd.	123,034	817
Barloworld Ltd.	955,018	8,194
DataTec Ltd.	47,513	171
FirstRand Ltd.	1,316,290	5,062

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND† continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1) continued
South Africa - 5.9% continued
Harmony Gold Mining Co. Ltd. ADR	106,994	$236
Kumba Iron Ore Ltd.*	63,232	729
Liberty Holdings Ltd.	25,990	209
Mondi Ltd.	13,019	265
MTN Group Ltd.	40,852	373
Murray & Roberts Holdings Ltd.	266,836	224
Naspers Ltd., Class N	62,037	9,039
Nedbank Group Ltd.	46,402	799
Sappi Ltd.*	42,809	279
Sasol Ltd.	11,036	318
Standard Bank Group Ltd.	769,903	8,518
Steinhoff International Holdings N.V.	61,760	319
Telkom S.A. SOC Ltd.	52,265	281
Truworths International Ltd.	1,872,348	10,806
Wilson Bayly Holmes-Ovcon Ltd.	29,065	325

		49,604

South Korea - 15.0%
Amorepacific Corp.	3,888	1,034
BGF retail Co. Ltd.	23,126	1,561
DGB Financial Group, Inc.	94,515	764
Hana Financial Group, Inc.	44,273	1,143
Hankook Tire Co. Ltd.	6,725	323
Hanwha Chemical Corp.	10,738	219
Hanwha Corp.	7,656	222
Hyosung Corp.	6,036	726
Hyundai Development Co. - Engineering & Construction	27,308	1,014
Hyundai Mobis Co. Ltd.	18,652	4,068
Hyundai Motor Co.	94,885	11,400
KB Financial Group, Inc.	7,284	257
KB Insurance Co. Ltd.	20,495	443
Korea Aerospace Industries Ltd.	50,841	2,813
Korea Electric Power Corp.	19,104	698
Korea Gas Corp.	6,730	270
KT&G Corp.	11,272	942
LG Chem Ltd.	20,938	4,515
LG Display Co. Ltd.	38,610	997
Lotte Chemical Corp.	3,087	938
LS Corp.	11,652	571
Meritz Fire & Marine Insurance Co. Ltd.	13,657	173
NAVER Corp.	4,744	3,038
Poongsan Corp.	22,264	743
POSCO	49,021	10,362
Posco Daewoo Corp.	38,312	854
Samsung Electronics Co. Ltd.	34,091	50,371
Shinhan Financial Group Co. Ltd.	451,239	16,918
SK Hynix, Inc.	148,362	5,423
SK Innovation Co. Ltd.	7,994	964
Tongyang Life Insurance Co. Ltd.	59,786	628
Woori Bank*	104,415	1,100

		125,492

Taiwan - 12.7%
AU Optronics Corp.	2,605,988	946
Catcher Technology Co. Ltd.	1,090,000	7,487
Cathay Financial Holding Co. Ltd.	2,065,000	3,092
Chailease Holding Co. Ltd.	99,000	169
Cheng Shin Rubber Industry Co. Ltd.	348,000	654
Chunghwa Telecom Co. Ltd.	71,000	224
CTBC Financial Holding Co. Ltd.	4,822,000	2,634
Ennoconn Corp.	113,000	1,437
Farglory Land Development Co. Ltd.	298,251	342
Formosa Chemicals & Fibre Corp.	249,000	741
Formosa Plastics Corp.	173,000	477
Foxconn Technology Co. Ltd.	463,321	1,215
Fubon Financial Holding Co. Ltd.	989,000	1,567
Highwealth Construction Corp.	402,000	565
Hon Hai Precision Industry Co. Ltd.	6,067,085	15,717
Innolux Corp.	670,820	240
Inventec Corp.	1,206,000	821
King’s Town Bank Co. Ltd.	268,293	234
Kinsus Interconnect Technology Corp.	207,000	454
Largan Precision Co. Ltd.	30,400	3,538
Lite-On Technology Corp.	672,465	1,005
MediaTek, Inc.	21,000	140
Micro-Star International Co. Ltd.	264,000	597
Nan Ya Plastics Corp.	118,000	260
Phison Electronics Corp.	27,000	213
Powertech Technology, Inc.	325,676	876
President Chain Store Corp.	388,000	2,775
Taiwan Semiconductor Manufacturing Co. Ltd.	6,447,542	36,107
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	572,700	16,465
Uni-President Enterprises Corp.	618,000	1,020
Vanguard International Semiconductor Corp.	127,000	220

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.7%(1) continued
Taiwan - 12.7% continued
Wistron Corp.	735,000	$566
Yageo Corp.	1,432,009	2,603
Yuanta Financial Holding Co. Ltd.	1,272,000	472

		105,873

Thailand - 2.7%
Airports of Thailand PCL NVDR	38,200	424
Bangkok Bank PCL NVDR	33,800	150
CP ALL PCL NVDR	548,900	957
Kasikornbank PCL NVDR	708,600	3,499
Krung Thai Bank PCL (Registered)	1,036,592	512
Krung Thai Bank PCL NVDR	861,700	425
PTT PCL NVDR	412,900	4,278
Siam Commercial Bank (The) PCL (Registered)	2,118,600	9,022
Siam Commercial Bank (The) PCL NVDR	147,900	627
Thai Union Group PCL NVDR	1,378,800	809
Thanachart Capital PCL NVDR	616,063	755
Tisco Financial Group PCL NVDR	534,300	897

		22,355

Turkey - 0.8%
Arcelik A.S.	112,357	675
Eregli Demir ve Celik Fabrikalari T.A.S.	577,614	839
KOC Holding A.S.	648,120	2,534
Petkim Petrokimya Holding A.S.	224,484	235
Tekfen Holding A.S.	95,541	175
Turkiye Is Bankasi, Class C	612,284	900
Turkiye Sise ve Cam Fabrikalari A.S.	280,916	305
Ulker Biskuvi Sanayi A.S.	254,262	1,165

		6,828

United Arab Emirates - 2.1%
Abu Dhabi Commercial Bank PJSC	355,749	667
Air Arabia PJSC	428,353	155
Aldar Properties PJSC	602,361	431
Dubai Investments PJSC	1,263,415	819
Dubai Islamic Bank PJSC	649,440	985
Emaar Properties PJSC	7,331,495	14,195

		17,252

United Kingdom - 1.4%
Anglo American PLC*	833,565	11,729

United States - 1.6%
Copa Holdings S.A., Class A	29,670	2,695
Tenaris S.A. ADR	308,455	11,015

		13,710

Total Common Stocks (Cost $653,182)		742,415

PARTICIPATION (EQUITY LINKED) NOTES - 0.6%
China - 0.6%
Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19(2)	885,900	2,244
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19(2)	695,000	2,652

		4,896

Total Participation (Equity Linked) Notes (Cost $4,930)		4,896

PREFERRED STOCKS - 6.6%(1)
Brazil - 5.8%
Banco Bradesco S.A. ADR*	114,187	995
Banco do Estado do Rio Grande do Sul S.A., Class B*	135,000	426
Cia Energetica de Minas Gerais S.A. ADR	186,691	426
Gerdau S.A. ADR	1,126,600	3,538
Itau Unibanco Holding S.A.	122,461	1,263
Itau Unibanco Holding S.A. ADR	1,916,764	19,704
Itausa - Investimentos Itau S.A.	97,800	248
Lojas Americanas S.A.	1,334,283	6,933
Petroleo Brasileiro S.A.*	141,356	623
Petroleo Brasileiro S.A. ADR*	329,441	2,902
Vale S.A.*	1,679,599	11,586
Vale S.A. ADR*	36,440	251

		48,895

Chile - 0.4%
Embotelladora Andina S.A., Class B ADR	6,719	151
Sociedad Quimica y Minera de Chile S.A. ADR	106,200	3,042

		3,193

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND† continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 6.6%(1) continued
Colombia - 0.3%
Banco Davivienda S.A.	19,360	$193
Bancolombia S.A. ADR	64,300	2,359

		2,552

South Korea - 0.1%
Samsung Electronics Co. Ltd.	789	928

Total Preferred Stocks (Cost $51,773)		55,568

INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(5) (6)	30,786,168	30,786

Total Investment Companies (Cost $30,786)		30,786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.36%, 3/2/17(7) (8)	$1,055	$1,054

Total Short-Term Investments (Cost $1,054)		1,054

Total Investments - 99.7% (Cost $741,725)		834,719

Other Assets less Liabilities - 0.3%		2,313

NET ASSETS - 100.0%		$837,032

†	Formerly known as the Multi-Manager Emerging Markets Equity Fund.
(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of this restricted illiquid security amounted to approximately $2,666,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day yield as of December 31, 2016 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI Emerging Markets Index	458	$19,669	Long	3/17	$220

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	5.6
Energy	7.4
Financials	23.5
Health Care	1.0
Industrials	5.9
Information Technology	26.1
Materials	11.1
Real Estate	2.6
Telecommunication Services	5.7
Utilities	0.9

Total	100.0%

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.9%
Hong Kong Dollar	16.6
Korean Won	15.8
Taiwan Dollar	11.1
South African Rand	7.6
Indian Rupee	6.5
Brazilian Real	6.2
All other currencies less than 5%	15.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$14,005	$29,002	$—	$43,007
Chile	1,766	—	—	1,766
China	20,253	93,807	—	114,060
Egypt	11,075	369	—	11,444
Hong Kong	—	39,231	—	39,231
India	3,411	52,183	—	55,594
Mexico	34,135	—	—	34,135
Peru	8,044	—	—	8,044
Poland	4,198	1,959	—	6,157
Russia	7,072	30,117	—	37,189
South Africa	236	49,368	—	49,604
Taiwan	16,465	89,408	—	105,873
United Arab Emirates	2,235	15,017	—	17,252
United States	13,710	—	—	13,710
All Other Countries(1)	—	205,349	—	205,349

Total Common Stocks	136,605	605,810	—	742,415

Participation (Equity Linked) Notes(1)	—	4,896	—	4,896
Preferred Stocks
Brazil	27,816	21,079	—	48,895
Chile	3,193	—	—	3,193
Colombia	2,359	193	—	2,552
South Korea	—	928	—	928

Total Preferred Stocks	33,368	22,200	—	55,568

Investment Companies	30,786	—	—	30,786
Short-Term Investments	—	1,054	—	1,054

Total Investments	$200,759	$633,960	$—	$834,719

OTHER FINANCIAL INSTRUMENTS
Assets
Future Contracts	$220	$—	$—	$220

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, The Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$20,508	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Brazil	20,653	Valuations at official close price with foreign fair value adjustment

Total	$41,161

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Egypt	$11,075	Valuations at official close price
Poland	295	Valuations at official close price
United Arab Emirates	985	Valuations at official close price

Total	$12,355

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND† continued	DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Common Stocks
Russia	$83	$—	$(83)	$—	$—	$—	$—	$—	$—

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$770,262

Gross tax appreciation of investments	$119,828
Gross tax depreciation of investments	(55,371)

Net tax appreciation of investments	$64,457

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$12,719	$450,804	$432,737	$42	$30,786

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND†	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%(1)
Australia - 3.8%
Amaysim Australia Ltd.	632,470	$907
Aristocrat Leisure Ltd.	116,311	1,298
Aveo Group	454,897	1,099
Beach Energy Ltd.	4,046,193	2,474
BHP Billiton PLC	274,535	4,341
BlueScope Steel Ltd.	366,887	2,441
BT Investment Management Ltd.	154,845	1,186
Charter Hall Group	486,569	1,669
Cleanaway Waste Management Ltd.	1,209,542	1,072
CSL Ltd.	177,754	12,841
CSR Ltd.	720,132	2,399
JB Hi-Fi Ltd.	63,230	1,276
Mineral Resources Ltd.	151,448	1,318
OceanaGold Corp.	825,749	2,405
oOh!media Ltd.	305,907	1,005
OZ Minerals Ltd.	439,338	2,492
Retail Food Group Ltd.	245,598	1,241
Westfield Corp.	325,568	2,210

		43,674

Austria - 0.2%
Porr A.G.	40,324	1,652

Belgium - 0.2%
Melexis N.V.	16,755	1,122
Warehouses De Pauw - CVA	17,218	1,539

		2,661

Brazil - 0.9%
Ambev S.A.	741,160	3,656
Ambev S.A. ADR	1,359,295	6,674

		10,330

Canada - 4.3%
Air Canada*	183,062	1,864
Algonquin Power & Utilities Corp.	167,904	1,424
Canadian Apartment Properties REIT	51,293	1,198
Canadian Pacific Railway Ltd.	91,961	13,129
Celestica, Inc.*	121,049	1,434
Cogeco Communications, Inc.	20,686	1,020
Constellation Software, Inc.	20,492	9,312
Encana Corp.	213,206	2,503
Enerflex Ltd.	83,950	1,066
Entertainment One Ltd.	504,643	1,430
Gildan Activewear, Inc.	21,100	536
Gran Tierra Energy, Inc.*	396,907	1,200
Interfor Corp.*	106,616	1,193
Laurentian Bank of Canada	35,462	1,525
Manulife Financial Corp.	46,000	819
Painted Pony Petroleum Ltd.*	215,829	1,482
Parex Resources, Inc.*	232,766	2,930
Premium Brands Holdings Corp.	23,005	1,182
SEMAFO, Inc.*	541,526	1,783
Tamarack Valley Energy Ltd.*	403,904	1,041
Tricon Capital Group, Inc.	148,683	1,048

		49,119

China - 2.5%
Baidu, Inc. ADR*	24,100	3,962
CNOOC Ltd.	3,747,000	4,626
Ctrip.com International Ltd. ADR*	230,809	9,232
Tencent Holdings Ltd.	444,605	10,791

		28,611

Denmark - 2.9%
Carlsberg A/S, Class B	46,830	4,041
Chr Hansen Holding A/S	139,532	7,718
Coloplast A/S, Class B	138,368	9,311
GN Store Nord A/S	66,914	1,386
Jyske Bank A/S (Registered)	21,736	1,034
NKT Holding A/S	25,548	1,805
Novozymes A/S, Class B	214,244	7,374

		32,669

Finland - 0.5%
Cramo OYJ	102,368	2,563
Sponda OYJ	453,179	2,087
Valmet OYJ	106,365	1,564

		6,214

France - 11.4%
Airbus Group S.E.	108,506	7,161
Alten S.A.	32,326	2,270
Amundi S.A.(2)	41,153	2,153
Arkema S.A.	20,759	2,028
Atos S.E.	30,754	3,244
AXA S.A.	296,738	7,488
BNP Paribas S.A.	55,965	3,565
Carrefour S.A.	165,046	3,971
Criteo S.A. ADR*	27,890	1,146
Edenred	44,439	881
Eiffage S.A.	27,030	1,884

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND† continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%(1) continued
France - 11.4% continued
Elior Group(2)	57,355	$1,310
Engie S.A.	819,754	10,443
Essilor International S.A.	74,956	8,468
Hermes International	18,579	7,619
Ipsen S.A.	32,362	2,340
Legrand S.A.	16,954	960
LVMH Moet Hennessy Louis Vuitton S.E.	51,285	9,779
Mercialys S.A.	57,869	1,173
Nexity S.A.*	42,213	1,975
Orange S.A.	292,316	4,436
Sanofi	50,657	4,097
Schneider Electric S.E.	95,421	6,630
SCOR S.E.	36,897	1,275
SEB S.A.	8,433	1,143
Societe Generale S.A.	102,254	5,020
Technip S.A.	14,161	1,005
Teleperformance	43,229	4,336
TOTAL S.A.	152,006	7,759
TOTAL S.A. ADR	134,532	6,857
Valeo S.A.	42,304	2,431
Vivendi S.A.	253,546	4,817

		129,664

Germany - 4.7%
Aareal Bank A.G.	58,170	2,190
adidas A.G.	45,234	7,149
BASF S.E.	43,694	4,075
Bechtle A.G.	12,357	1,284
Deutsche Post A.G. (Registered)	152,764	5,017
Duerr A.G.	35,314	2,833
E.ON S.E.	611,698	4,266
Freenet A.G.	44,080	1,243
Fresenius Medical Care A.G. & Co. KGaA	52,627	4,462
Gerresheimer A.G.	15,122	1,122
LANXESS A.G.	22,820	1,495
Linde A.G.	17,557	2,879
Rheinmetall A.G.	16,923	1,137
SAF-Holland S.A.	166,884	2,399
SAP S.E.	42,725	3,734
Stabilus S.A.*	41,365	2,220
STADA Arzneimittel A.G.	26,012	1,344
Suedzucker A.G.	74,798	1,784
TAG Immobilien A.G.	80,456	1,058
VTG A.G.	38,456	1,149
Wirecard A.G.	29,637	1,274

		54,114

Hong Kong - 2.3%
AIA Group Ltd.	164,014	918
China High Precision Automation Group Ltd.*	982,000	5
China Merchants Port Holdings Co. Ltd.	640,000	1,583
China Mobile Ltd.	639,000	6,700
China Mobile Ltd. ADR	105,642	5,539
CK Hutchison Holdings Ltd.	393,000	4,437
Dah Sing Financial Holdings Ltd.	165,600	1,118
Haitong International Securities Group Ltd.	1,610,000	918
Man Wah Holdings Ltd.	4,019,200	2,711
Tongda Group Holdings Ltd.	9,500,000	2,440

		26,369

India - 0.8%
HDFC Bank Ltd. ADR	154,164	9,355

Ireland - 3.4%
Accenture PLC, Class A	115,165	13,489
AerCap Holdings N.V.*	116,561	4,850
Experian PLC	560,146	10,842
ICON PLC*	92,858	6,983
UDG Healthcare PLC	273,430	2,252

		38,416

Italy - 2.1%
A2A S.p.A.	1,362,020	1,763
Amplifon S.p.A.	282,785	2,693
Brembo S.p.A.	67,223	4,066
Buzzi Unicem S.p.A.	52,028	1,231
Infrastrutture Wireless Italiane S.p.A.(2)	387,489	1,794
Intesa Sanpaolo S.p.A.	2,167,398	5,533
Luxottica Group S.p.A.	132,960	7,162

		24,242

Japan - 15.1%
Adastria Co. Ltd.	49,800	1,285
Arcs Co. Ltd.	57,900	1,302
Asahi Group Holdings Ltd.	46,200	1,457
Astellas Pharma, Inc.	330,345	4,579
CKD Corp.	142,400	1,611

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%(1) continued
Japan - 15.1% continued
Clarion Co. Ltd.	422,000	$1,509
Daifuku Co. Ltd.	59,700	1,267
Daihen Corp.	241,000	1,486
Daikyonishikawa Corp.	108,600	1,390
DCM Holdings Co. Ltd.	226,500	2,010
Denka Co. Ltd.	221,000	973
Dip Corp.	45,400	938
Doutor Nichires Holdings Co. Ltd.	105,100	1,929
Dowa Holdings Co. Ltd.	149,000	1,137
East Japan Railway Co.	79,300	6,841
eRex Co. Ltd.	45,800	1,324
Fujitsu General Ltd.	90,000	1,905
Hitachi Ltd.	1,121,000	6,040
JAC Recruitment Co. Ltd.	73,500	825
Japan Airlines Co. Ltd.	165,700	4,835
Japan Hotel REIT Investment Corp.	2,301	1,545
Kandenko Co. Ltd.	160,000	1,440
KDDI Corp.	246,100	6,214
Keyence Corp.	16,280	11,155
Komatsu Ltd.	343,900	7,762
Leopalace21 Corp.	212,000	1,170
Maeda Corp.	197,000	1,714
Mandom Corp.	41,000	1,765
Matsumotokiyoshi Holdings Co. Ltd.	38,200	1,876
Mazda Motor Corp.	279,400	4,538
Mitsubishi Estate Co. Ltd.	234,000	4,638
Morinaga & Co. Ltd.	51,100	2,125
Murata Manufacturing Co. Ltd.	37,700	5,020
Nikon Corp.	150,000	2,324
Nippon Accommodations Fund, Inc.	459	2,008
Nippon Shinyaku Co. Ltd.	21,400	1,053
Nishimatsuya Chain Co. Ltd.	141,800	1,700
North Pacific Bank Ltd.	529,300	2,176
NS Solutions Corp.	68,300	1,225
Open House Co. Ltd.	45,500	1,081
Otsuka Holdings Co. Ltd.	107,600	4,682
Panasonic Corp.	426,744	4,331
Penta-Ocean Construction Co. Ltd.	265,900	1,283
Rengo Co. Ltd.	213,200	1,159
Round One Corp.	143,700	994
Ryobi Ltd.	294,000	1,152
Sanwa Holdings Corp.	346,400	3,297
SCREEN Holdings Co. Ltd.	15,700	971
Secom Co. Ltd.	57,800	4,218
Seiko Epson Corp.	211,820	4,474
Seino Holdings Co. Ltd.	187,000	2,072
Shiga Bank (The) Ltd.	409,000	2,215
Ship Healthcare Holdings, Inc.	50,600	1,297
Starts Corp., Inc.	49,500	836
Sumitomo Bakelite Co. Ltd.	289,000	1,617
Sumitomo Forestry Co. Ltd.	136,400	1,795
Sumitomo Mitsui Financial Group, Inc.	118,900	4,507
Sun Frontier Fudousan Co. Ltd.	136,600	1,202
Suntory Beverage & Food Ltd.	90,500	3,744
Sysmex Corp.	118,640	6,858
TechnoPro Holdings, Inc.	45,900	1,467
TIS, Inc.	55,800	1,191
Toda Corp.	314,000	1,654
Toho Holdings Co. Ltd.	56,900	1,133
Tokyo Seimitsu Co. Ltd.	59,000	1,745
Tokyo Steel Manufacturing Co. Ltd.	236,400	1,811
Tsubakimoto Chain Co.	194,000	1,573
Zenkoku Hosho Co. Ltd.	52,900	1,698

		172,148

Mexico - 0.4%
Wal-Mart de Mexico S.A.B. de C.V.	2,351,596	4,209

Netherlands - 6.4%
Aalberts Industries N.V.	29,304	950
Aegon N.V.	875,536	4,815
Akzo Nobel N.V.	119,530	7,465
ArcelorMittal*	227,267	1,676
ASR Nederland N.V.*	53,494	1,273
BE Semiconductor Industries N.V.	40,358	1,344
Corbion N.V.	42,584	1,139
Core Laboratories N.V.	93,723	11,250
Euronext N.V.(2)	59,346	2,448
Gemalto N.V.	74,032	4,274
ING Groep N.V.	122,729	1,727
Koninklijke DSM N.V.	65,603	3,927
Koninklijke KPN N.V.	1,505,232	4,457
Koninklijke Philips N.V.	148,220	4,518
PostNL N.V.*	471,346	2,036
Refresco Group N.V.(2)	96,023	1,458
Royal Dutch Shell PLC, Class A ADR	132,970	7,231

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND† continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%(1) continued
Netherlands - 6.4% continued
Royal Dutch Shell PLC, Class B	304,640	$8,693
TKH Group N.V. - CVA	29,883	1,182
Wereldhave N.V.	28,164	1,266

		73,129

New Zealand - 0.2%
Summerset Group Holdings Ltd.	598,574	1,947

Norway - 0.5%
Bakkafrost P/F	32,431	1,288
DNB ASA	311,696	4,635

		5,923

Russia - 0.6%
Yandex N.V., Class A*	358,964	7,226

Singapore - 0.6%
DBS Group Holdings Ltd.	371,760	4,435
Fortune Real Estate Investment Trust	1,195,000	1,372
Mapletree Industrial Trust	1,028,600	1,167

		6,974

South Africa - 0.6%
Shoprite Holdings Ltd.	589,356	7,354

South Korea - 2.5%
DongKook Pharmaceutical Co. Ltd.	20,731	983
DuzonBizon Co. Ltd.	59,469	1,052
Handsome Co. Ltd.	43,750	1,263
Hugel, Inc.*	4,228	1,120
KIWOOM Securities Co. Ltd.	39,915	2,373
KT Skylife Co. Ltd.	67,361	960
KT&G Corp.	15,614	1,305
Nexen Tire Corp.	85,047	915
Poongsan Corp.	43,223	1,442
Samsung Electronics Co. Ltd.	3,997	5,906
SFA Engineering Corp.	23,074	1,231
SK Telecom Co. Ltd.	27,106	5,043
SKC Co. Ltd.	67,800	1,850
SL Corp.	76,061	1,357
TES Co. Ltd.	68,941	1,519

		28,319

Spain - 2.2%
ACS Actividades de Construccion y Servicios S.A.	146,317	4,613
Banco Bilbao Vizcaya Argentaria S.A. ADR	756,422	5,121
Bankinter S.A.	236,830	1,834
CaixaBank S.A.	1,088,087	3,594
Enagas S.A.	71,558	1,816
Gamesa Corp. Tecnologica S.A.	76,991	1,561
Industria de Diseno Textil S.A.	146,876	5,012
Merlin Properties Socimi S.A.	112,321	1,224

		24,775

Sweden - 0.9%
Alfa Laval AB	134,780	2,227
Axfood AB	66,606	1,046
Bilia AB, Class A	80,704	1,855
Com Hem Holding AB	123,993	1,182
Indutrade AB	72,479	1,453
Intrum Justitia AB	32,209	1,087
Wihlborgs Fastigheter AB	78,201	1,452

		10,302

Switzerland - 9.8%
ABB Ltd. (Registered)*	307,510	6,474
Adecco Group A.G. (Registered)	68,701	4,485
Aryzta A.G.*	84,677	3,728
Chubb Ltd.	117,114	15,473
Cie Financiere Richemont S.A. (Registered)	71,421	4,729
Clariant A.G. (Registered)*	62,064	1,070
Emmi A.G. (Registered)*	4,703	2,848
Flughafen Zuerich A.G. (Registered)	10,370	1,924
Georg Fischer A.G. (Registered)	3,709	3,037
Helvetia Holding A.G. (Registered)	2,140	1,153
Julius Baer Group Ltd.*	129,533	5,751
Logitech International S.A. (Registered)	110,793	2,764
Lonza Group A.G. (Registered)*	20,906	3,614
Nestle S.A. (Registered)	184,127	13,207
Novartis A.G. (Registered)	84,437	6,142
Partners Group Holding A.G.	4,892	2,289
Roche Holding A.G. (Genusschein)	52,366	11,932
SGS S.A. (Registered)	4,541	9,222
Straumann Holding A.G. (Registered)	4,952	1,931
Swiss Life Holding A.G. (Registered)*	10,827	3,063
UBS Group A.G. (Registered)	106,888	1,673
Wizz Air Holdings PLC* (2)	48,595	1,072
Zurich Insurance Group A.G.*	17,480	4,801

		112,382

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%(1) continued
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	500,380	$14,386

United Arab Emirates - 0.0%
Dubai Islamic Bank PJSC	135,614	206

United Kingdom - 11.4%
Aldermore Group PLC*	409,813	1,189
AstraZeneca PLC	11,741	637
Auto Trader Group PLC(2)	288,007	1,450
Aviva PLC	1,019,835	6,085
Balfour Beatty PLC	730,600	2,413
Barclays PLC	1,624,515	4,463
Beazley PLC	304,864	1,454
Bellway PLC	43,381	1,320
British American Tobacco PLC	126,092	7,159
Cairn Energy PLC*	438,854	1,272
Cineworld Group PLC	171,487	1,191
Clinigen Group PLC	205,317	1,791
Cobham PLC	778,097	1,568
Compass Group PLC	621,488	11,455
Costain Group PLC	236,591	1,026
Diageo PLC	94,009	2,432
Dialog Semiconductor PLC*	29,419	1,241
Domino’s Pizza Group PLC	280,303	1,243
DS Smith PLC	242,749	1,218
Electrocomponents PLC	274,766	1,613
GlaxoSmithKline PLC	166,002	3,170
Greggs PLC	163,477	1,952
Hansteen Holdings PLC	837,999	1,171
Hill & Smith Holdings PLC	79,823	1,177
HSBC Holdings PLC ADR	165,699	6,658
IG Group Holdings PLC	107,018	651
Informa PLC	204,687	1,714
Intermediate Capital Group PLC	133,268	1,146
JD Sports Fashion PLC	356,568	1,395
Jupiter Fund Management PLC	400,587	2,183
Keller Group PLC	128,886	1,334
Ladbrokes Coral Group PLC	545,128	776
Lloyds Banking Group PLC	5,246,902	4,035
Meggitt PLC	209,438	1,183
Moneysupermarket.com Group PLC	267,596	969
National Express Group PLC	410,701	1,788
Northgate PLC	224,619	1,367
Novae Group PLC	39,723	337
Pendragon PLC	2,561,635	983
Playtech PLC	97,086	987
Prudential PLC	284,579	5,676
Reckitt Benckiser Group PLC	171,298	14,481
Redrow PLC	204,290	1,079
RELX N.V.	71,662	1,205
Rentokil Initial PLC	597,830	1,635
RPC Group PLC	118,861	1,555
Safestore Holdings PLC	452,226	1,945
Smith & Nephew PLC	275,506	4,105
SSE PLC	171,122	3,271
Synthomer PLC	213,233	1,004
Tate & Lyle PLC	122,961	1,071
Ultra Electronics Holdings PLC	38,352	916
UNITE Group (The) PLC	154,177	1,153
Vodafone Group PLC	1,385,282	3,407

		129,699

United States - 1.7%
Carnival PLC	90,650	4,593
Lazard Ltd., Class A	176,593	7,256
Nexteer Automotive Group Ltd.	988,000	1,166
Schlumberger Ltd.	79,349	6,662

		19,677

Total Common Stocks (Cost $1,039,337)		1,075,746

PREFERRED STOCKS - 0.9%(1)
Germany - 0.9%
Sartorius A.G.	17,591	1,303
Volkswagen A.G.	67,296	9,428

		10,731

Total Preferred Stocks (Cost $10,641)		10,731

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(3) (4)	47,269,165	47,269
Vanguard FTSE Developed Markets ETF	33,691	1,231

Total Investment Companies (Cost $48,498)		48,500

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND† continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.46%, 3/2/17(5) (6)	$4,460	$4,457

Total Short-Term Investments (Cost $4,457)		4,457

Total Investments - 99.8% (Cost $1,102,933)		1,139,434

Other Assets less Liabilities - 0.2%		2,292

NET ASSETS - 100.0%		$1,141,726

†	Formerly known as the Multi-Manager International Equity Fund.
(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day yield as of December 31, 2016 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI EAFE Index	249	$20,861	Long	3/17	$72

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.5%
Consumer Staples	8.9
Energy	6.3
Financials	15.1
Health Care	10.6
Industrials	17.0
Information Technology	12.3
Materials	6.9
Real Estate	3.4
Telecommunication Services	3.8
Utilities	2.2

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	26.6%
Japanese Yen	15.8
United States Dollar	15.1
British Pound	14.1
Swiss Franc	8.8
All other currencies less than 5%	19.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$2,405	$41,269	$—	$43,674
Brazil	6,674	3,656	—	10,330
Canada	47,689	1,430	—	49,119
China	13,194	15,417	—	28,611
Denmark	5,846	26,823	—	32,669
France	8,003	121,661	—	129,664
Hong Kong	5,539	20,825	5	26,369
India	9,355	—	—	9,355
Ireland	25,322	13,094	—	38,416
Mexico	4,209	—	—	4,209
Netherlands	18,481	54,648	—	73,129
Russia	7,226	—	—	7,226
Spain	5,121	19,654	—	24,775
Switzerland	15,473	96,909	—	112,382
Taiwan	14,386	—	—	14,386
United Arab Emirates	206	—	—	206
United Kingdom	6,658	123,041	—	129,699
United States	13,918	5,759	—	19,677
All Other Countries(1)	—	321,850	—	321,850

Total Common Stocks	209,705	866,036	5	1,075,746

Preferred Stocks(1)	—	10,731	—	10,731
Investment Companies	48,500	—	—	48,500
Short-Term Investments	—	4,457	—	4,457

Total Investments	$258,205	$881,224	$5	$1,139,434

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$72	$—	$—	$72

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
United Arab Emirates	$206	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Common Stocks
Hong Kong	$5	$—	$—	*	$—	$—	$—	$—	$5	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 12/31/16 above using prices provided by the investment adviser’s pricing and valuation committee.

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued†	DECEMBER 31, 2016 (UNAUDITED)

	FAIR VALUE AT 12/31/16 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,106,451

Gross tax appreciation of investments	$80,385
Gross tax depreciation of investments	(47,402)

Net tax appreciation of investments	$32,983

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASE (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$43,824	$585,815	$582,370	$77	$47,269

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Aerospace & Defense - 3.4%
Aerovironment, Inc.*	40,375	$1,083
General Dynamics Corp.	35,300	6,095
Northrop Grumman Corp.	15,400	3,582
Raytheon Co.	25,600	3,635

		14,395

Apparel & Textile Products - 1.5%
Albany International Corp., Class A	34,258	1,586
NIKE, Inc., Class B	91,849	4,669

		6,255

Asset Management - 1.3%
BlackRock, Inc.	12,070	4,593
WisdomTree Investments, Inc.	71,496	797

		5,390

Automotive - 0.3%
Standard Motor Products, Inc.	27,062	1,440

Banking - 4.0%
BancFirst Corp.	16,072	1,496
BB&T Corp.	87,000	4,091
Boston Private Financial Holdings, Inc.	94,794	1,569
Central Pacific Financial Corp.	48,788	1,533
Columbia Banking System, Inc.	34,321	1,533
Wells Fargo & Co.	116,022	6,394

		16,616

Biotechnology & Pharmaceuticals - 8.5%
Cambrex Corp.*	22,868	1,234
Celgene Corp.*	38,539	4,461
Eli Lilly & Co.	53,440	3,930
Johnson & Johnson	31,600	3,641
Ligand Pharmaceuticals, Inc.*	10,739	1,091
Merck & Co., Inc.	134,260	7,904
Pfizer, Inc.	240,360	7,807
Regeneron Pharmaceuticals, Inc.*	12,035	4,418
Supernus Pharmaceuticals, Inc.*	56,554	1,428

		35,914

Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	51,500	3,780
Mosaic (The) Co.	77,110	2,262
NewMarket Corp.	7,240	3,068

		9,110

Commercial Services - 0.5%
H&R Block, Inc.	92,130	2,118

Construction Materials - 0.9%
Apogee Enterprises, Inc.	38,647	2,070
US Concrete, Inc.*	25,131	1,646

		3,716

Consumer Products - 9.3%
Altria Group, Inc.	110,120	7,446
Archer-Daniels-Midland Co.	82,900	3,784
Coca-Cola (The) Co.	100,360	4,161
Diageo PLC ADR	33,600	3,492
Farmer Brothers Co.*	27,650	1,015
General Mills, Inc.	74,620	4,609
Inter Parfums, Inc.	34,021	1,114
Kraft Heinz (The) Co.	43,000	3,755
Mondelez International, Inc., Class A	82,900	3,675
Nestle S.A. ADR	46,230	3,317
Reynolds American, Inc.	47,570	2,666

		39,034

Consumer Services - 0.3%
Nutrisystem, Inc.	41,458	1,437

Distributors - Consumer Staples - 0.5%
Core-Mark Holding Co., Inc.	53,381	2,299

Electrical Equipment - 1.4%
General Electric Co.	184,400	5,827

Engineering & Construction Services - 0.2%
TopBuild Corp.*	26,306	937

Gaming, Lodging & Restaurants - 2.7%
Carnival Corp.	101,720	5,296
Popeyes Louisiana Kitchen, Inc.*	22,972	1,389
Starbucks Corp.	84,081	4,668

		11,353

Hardware - 2.9%
ADTRAN, Inc.	61,619	1,377
Cisco Systems, Inc.	241,350	7,293
Infinera Corp.*	83,822	712
Mercury Systems, Inc.*	52,469	1,586
Universal Electronics, Inc.*	22,218	1,434

		12,402

Health Care Facilities & Services - 3.2%
Cardinal Health, Inc.	49,800	3,584
Express Scripts Holding Co.*	52,400	3,604

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Health Care Facilities & Services - 3.2% continued
HealthEquity, Inc.*	41,723	$1,691
NeoGenomics, Inc.*	111,179	953
Quest Diagnostics, Inc.	41,600	3,823

		13,655

Industrial Services - 0.6%
H&E Equipment Services, Inc.	65,840	1,531
SiteOne Landscape Supply, Inc.*	24,638	856

		2,387

Institutional Financial Services - 0.9%
Bank of New York Mellon (The) Corp.	82,300	3,899

Insurance - 4.1%
Allstate (The) Corp.	49,700	3,684
AMERISAFE, Inc.	20,488	1,277
Berkshire Hathaway, Inc., Class B*	17,180	2,800
Cincinnati Financial Corp.	58,380	4,422
Infinity Property & Casualty Corp.	14,197	1,248
Marsh & McLennan Cos., Inc.	54,900	3,711

		17,142

Leisure Products - 0.6%
Hasbro, Inc.	31,380	2,441

Machinery - 0.9%
Federal Signal Corp.	72,722	1,135
Raven Industries, Inc.	48,924	1,233
Sun Hydraulics Corp.	30,925	1,236

		3,604

Manufactured Goods - 0.3%
Chart Industries, Inc.*	31,207	1,124

Media - 5.4%
Alphabet, Inc., Class A*	4,641	3,678
Alphabet, Inc., Class C*	6,865	5,298
Facebook, Inc., Class A*	43,440	4,998
Priceline Group (The), Inc.*	2,402	3,521
Quotient Technology, Inc.*	167,311	1,799
Reis, Inc.	39,072	869
Time, Inc.	67,040	1,197
Wix.com Ltd.*	34,472	1,536

		22,896

Medical Equipment & Devices - 1.9%
Abbott Laboratories	93,700	3,599
Align Technology, Inc.*	25,114	2,414
Repligen Corp.*	24,003	740
Wright Medical Group N.V.*	51,106	1,175

		7,928

Metals & Mining - 0.9%
Encore Wire Corp.	32,001	1,387
Ferroglobe PLC	135,267	1,465
Kaiser Aluminum Corp.	13,886	1,079

		3,931

Oil, Gas & Coal - 6.5%
Chevron Corp.	61,890	7,285
ConocoPhillips	80,900	4,056
Forum Energy Technologies, Inc.*	57,117	1,257
Halliburton Co.	77,800	4,208
Kinder Morgan, Inc.	147,620	3,057
Marathon Oil Corp.	109,500	1,895
MRC Global, Inc.*	86,096	1,744
Occidental Petroleum Corp.	52,600	3,747

		27,249

Real Estate - 0.4%
RE/MAX Holdings, Inc., Class A	27,685	1,550

Real Estate Investment Trusts - 0.9%
Equity Residential	55,580	3,577

Renewable Energy - 0.3%
Green Plains, Inc.	48,368	1,347

Retail - Consumer Staples - 1.8%
CVS Health Corp.	48,000	3,788
Dollar General Corp.	35,108	2,600
Smart & Final Stores, Inc.*	94,451	1,332

		7,720

Retail - Discretionary - 3.9%
Lowe’s Cos., Inc.	86,730	6,168
Monro Muffler Brake, Inc.	24,505	1,402
O’Reilly Automotive, Inc.*	12,107	3,371
Rush Enterprises, Inc., Class A*	46,973	1,498
TJX (The) Cos., Inc.	53,733	4,037

		16,476

Semiconductors - 1.9%
Intel Corp.	218,100	7,911

Software - 6.1%
Acxiom Corp.*	70,541	1,891

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% continued
Software - 6.1% continued
Adobe Systems, Inc.*	37,332	$3,843
CA, Inc.	234,160	7,439
Callidus Software, Inc.*	103,061	1,731
Descartes Systems Group (The), Inc.*	51,034	1,092
Envestnet, Inc.*	37,989	1,339
Microsoft Corp.	58,710	3,648
Oracle Corp.	95,359	3,667
Paycom Software, Inc.*	24,221	1,102

		25,752

Specialty Finance - 2.1%
Mastercard, Inc., Class A	16,209	1,673
Stewart Information Services Corp.	25,838	1,191
Visa, Inc., Class A	77,828	6,072

		8,936

Technology Services - 4.0%
Accenture PLC, Class A	35,627	4,173
Automatic Data Processing, Inc.	50,411	5,181
Cubic Corp.	17,181	824
Gartner, Inc.*	29,519	2,983
Paychex, Inc.	57,370	3,493

		16,654

Telecom - 3.1%
AT&T, Inc.	95,300	4,053
ORBCOMM, Inc.*	119,308	987
Verizon Communications, Inc.	146,590	7,825

		12,865

Transportation & Logistics - 2.0%
Marten Transport Ltd.	61,155	1,425
Norfolk Southern Corp.	50,550	5,463
Saia, Inc.*	32,600	1,439

		8,327

Utilities - 2.2%
American States Water Co.	34,951	1,592
Dominion Resources, Inc.	23,940	1,834
Duke Energy Corp.	29,400	2,282
Edison International	51,900	3,736

		9,444

Waste & Environment Services & Equipment - 0.9%
Waste Management, Inc.	51,900	3,680

Total Common Stocks (Cost $379,205)		398,738

INVESTMENT COMPANIES - 5.1%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	21,373,703	21,374

Total Investment Companies (Cost $21,374)		21,374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.45%, 3/2/17(3) (4)	$490	$490

Total Short-Term Investments (Cost $490)		490

Total Investments - 100.0% (Cost $401,069)		420,602

Other Assets less Liabilities - 0.0%		196

NET ASSETS - 100.0%		$420,798

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day yield as of December 31, 2016 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	62	$6,932	Long	3/17	$90
E-Mini S&P MidCap 400	3	498	Long	3/17	(2)
Russell 2000 Mini Index	13	882	Long	3/17	(2)

Total					$86

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued	DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.6%
Consumer Staples	11.1
Energy	6.7
Financials	11.1
Health Care	14.4
Industrials	12.6
Information Technology	21.3
Materials	3.3
Real Estate	1.3
Telecommunication Services	3.2
Utilities	2.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$398,738	$—	$—	$398,738
Investment Companies	21,374	—	—	21,374
Short-Term Investments	—	490	—	490

Total Investments	$420,112	$490	$—	$420,602

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$90	$—	$—	$90
Liabilities
Futures Contracts	(4)	—	—	(4)

Total Other Financial Instruments	$86	$—	$—	$86

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

From the Fund’s commencement of operations on May 5, 2016 through December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$401,112

Gross tax appreciation of investments	$27,032
Gross tax depreciation of investments	(7,542)

Net tax appreciation of investments	$19,490

Transactions in affiliated investments from the Fund’s commencement of operations on May 5, 2016 through December 31,2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$—	$435,067	$413,693	$29	$21,374

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.6%(1)
Australia - 10.7%
AusNet Services	14,256,143	$16,238
DUET Group	12,175,553	24,061
Macquarie Atlas Roads Group	2,570,526	9,366
Spark Infrastructure Group	20,739,000	35,572
Transurban Group	5,175,098	38,540

		123,777

Brazil - 2.0%
Transmissora Alianca de Energia Eletrica S.A.	3,597,600	22,863

Canada - 2.7%
Enbridge, Inc.	465,820	19,602
TransCanada Corp.	249,392	11,245

		30,847

Chile - 0.6%
Aguas Andinas S.A., Class A	12,851,270	6,691

France - 10.4%
Aeroports de Paris	121,546	13,022
Eutelsat Communications S.A.	1,503,555	29,106
Groupe Eurotunnel S.E. (Registered)	3,652,176	34,672
Vinci S.A.	629,913	42,846

		119,646

Germany - 7.2%
Fraport A.G. Frankfurt Airport Services Worldwide	829,118	48,972
SES S.A.	1,574,057	34,662

		83,634

Italy - 14.3%
ASTM S.p.A.	353,898	3,854
Atlantia S.p.A.	2,990,097	69,964
Hera S.p.A.	2,651,933	6,112
Italgas S.p.A.*	2,466,745	9,706
Snam S.p.A.	6,336,625	26,065
Societa Iniziative Autostradali e Servizi S.p.A.	786,551	6,700
Terna Rete Elettrica Nazionale S.p.A.	9,290,246	42,500

		164,901

Japan - 1.8%
Tokyo Gas Co. Ltd.	4,559,000	20,580

Mexico - 1.1%
OHL Mexico S.A.B. de C.V.	13,045,756	12,832

Netherlands - 2.2%
Koninklijke Vopak N.V.	529,260	24,968

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,369,400	3,888

Spain - 3.7%
Abertis Infraestructuras S.A.	3,076,600	43,046

Switzerland - 2.3%
Flughafen Zuerich A.G. (Registered)	146,139	27,114

United Kingdom - 5.0%
National Grid PLC	1,690,649	19,773
Pennon Group PLC	2,025,073	20,585
Severn Trent PLC	420,315	11,500
United Utilities Group PLC	501,330	5,555

		57,413

United States - 26.3%
Ameren Corp.	497,678	26,108
Atmos Energy Corp.	117,307	8,698
CMS Energy Corp.	348,023	14,485
Crown Castle International Corp.	399,609	34,674
CSX Corp.	1,210,684	43,500
Genesee & Wyoming, Inc., Class A*	39,100	2,714
Kinder Morgan, Inc.	974,142	20,174
NiSource, Inc.	388,255	8,596
Norfolk Southern Corp.	410,650	44,379
PG&E Corp.	651,613	39,598
Sempra Energy	197,145	19,841
Spectra Energy Corp.	205,620	8,449
Union Pacific Corp.	304,800	31,602

		302,818

Total Common Stocks (Cost $1,019,409)		1,045,018

MASTER LIMITED PARTNERSHIPS - 4.6%
United States - 4.6%
Boardwalk Pipeline Partners L.P.	1,287,886	22,357
Enbridge Energy Partners L.P.	954,031	24,309
Rice Midstream Partners L.P.	239,906	5,897

		52,563

Total Master Limited Partnerships (Cost $47,244)		52,563

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(2) (3)	49,872,749	$49,873

Total Investment Companies (Cost $49,873)		49,873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.46%, 3/2/17(4) (5)	$1,540	$1,539

Total Short-Term Investments (Cost $1,539)		1,539

Total Investments - 99.7% (Cost $1,118,065)		1,148,993

Other Assets less Liabilities - 0.3%		4,035

NET ASSETS - 100.0%		$1,153,028

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of December 31, 2016 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	92	$10,287	Long	3/17/17	$(34)
Mini MSCI EAFE Index	96	8,043	Long	3/17/17	32

Total					$(2)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.8%
Energy	14.8
Industrials	43.1
Real Estate	3.2
Utilities	33.1

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	40.1%
United States Dollar	32.4
Australian Dollar	11.3
British Pound	5.2
All other currencies less than 5%	11.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$30,847	$—	$—	$30,847
Chile	6,691	—	—	6,691
Italy	9,706	155,195	—	164,901
Mexico	12,832	—	—	12,832
United States	302,818	—	—	302,818
All Other Countries(1)	—	526,929	—	526,929

Total Common Stocks	362,894	682,124	—	1,045,018

Master Limited Partnerships(1)	46,666	5,897	—	52,563
Investment Companies	49,873	—	—	49,873
Short-Term Investments	—	1,539	—	1,539

Total Investments	$459,433	$689,560	$—	$1,148,993

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32
Liabilities
Futures Contracts	(34)	—	—	(34)

Total Other Financial Instruments	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,131,343

Gross tax appreciation of investments	$75,229
Gross tax depreciation of investments	(57,579)

Net tax appreciation of investments	$17,650

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$33,842	$461,545	$445,514	$56	$49,873

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%(1)
Australia - 6.9%
Charter Hall Group	493,336	$1,692
Dexus Property Group	434,223	3,022
Goodman Group	522,191	2,694
Scentre Group	664,599	2,231
Vicinity Centres	431,100	932
Westfield Corp.	567,817	3,854

		14,425

Canada - 0.9%
RioCan Real Estate Investment Trust	93,500	1,855

China - 0.3%
SOHO China Ltd.	1,231,100	605

France - 4.2%
Gecina S.A.	13,990	1,934
Klepierre	27,077	1,064
Unibail-Rodamco S.E.	21,078	5,025
Unibail-Rodamco S.E. (Euronext Paris Exchange)	3,005	717

		8,740

Germany - 5.5%
alstria office REIT-A.G.	328,651	4,123
Deutsche Wohnen A.G. (Bearer)	86,872	2,724
Grand City Properties S.A.	64,500	1,172
Vonovia S.E.	106,281	3,462

		11,481

Hong Kong - 6.0%
Cheung Kong Property Holdings Ltd.	459,300	2,785
Hongkong Land Holdings Ltd.	645,923	4,077
Link REIT	212,500	1,372
Sun Hung Kai Properties Ltd.	181,000	2,266
Swire Properties Ltd.	219,000	600
Wharf Holdings (The) Ltd.	229,816	1,510

		12,610

Ireland - 0.6%
Green REIT PLC	839,451	1,211

Japan - 6.2%
Leopalace21 Corp.	12,300	68
Mitsubishi Estate Co. Ltd.	287,222	5,693
Mitsui Fudosan Co. Ltd.	211,300	4,876
Nippon Accommodations Fund, Inc.	192	840
Orix JREIT, Inc.	447	705
United Urban Investment Corp.	592	901

		13,083

Singapore - 2.6%
CapitaLand Ltd.	295,420	614
City Developments Ltd.	433,600	2,470
Global Logistic Properties Ltd.	937,600	1,420
Mapletree Commercial Trust	1,096,973	1,055

		5,559

Spain - 0.8%
Merlin Properties Socimi S.A.	157,879	1,720

United Kingdom - 7.1%
Grainger PLC	928,560	2,721
Great Portland Estates PLC	395,260	3,251
Hammerson PLC	242,781	1,710
Intu Properties PLC	540,300	1,877
Land Securities Group PLC	143,400	1,894
Shaftesbury PLC	138,149	1,545
UNITE Group (The) PLC	248,447	1,857

		14,855

United States - 55.3%
Alexandria Real Estate Equities, Inc.	7,486	832
American Campus Communities, Inc.	60,112	2,992
American Homes 4 Rent, Class A	58,000	1,217
Apartment Investment & Management Co., Class A	74,488	3,385
AvalonBay Communities, Inc.	26,319	4,662
Boston Properties, Inc.	6,200	780
Brandywine Realty Trust	86,762	1,432
Brixmor Property Group, Inc.	146,612	3,580
Brookdale Senior Living, Inc.	217,636	2,703
Care Capital Properties, Inc.	25,150	629
CBL & Associates Properties, Inc.	118,249	1,360
Communications Sales & Leasing, Inc.	24,000	610
Crown Castle International Corp.	24,637	2,138
CubeSmart	48,443	1,297
CyrusOne, Inc.	27,000	1,208
DCT Industrial Trust, Inc.	37,428	1,792
DDR Corp.	85,905	1,312
Digital Realty Trust, Inc.	22,529	2,214
Duke Realty Corp.	62,595	1,662

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%(1) continued
United States - 55.3% continued
Empire State Realty Trust, Inc., Class A	58,264	$1,176
EPR Properties	10,568	758
Equinix, Inc.	6,001	2,145
Equity Commonwealth (New York Exchange)	49,109	1,485
Equity LifeStyle Properties, Inc.	16,939	1,221
Equity One, Inc.	54,017	1,658
Equity Residential	57,883	3,725
Essex Property Trust, Inc.	10,114	2,351
First Industrial Realty Trust, Inc.	72,568	2,036
General Growth Properties, Inc.	72,972	1,823
Gramercy Property Trust	222,984	2,047
HCP, Inc.	51,153	1,520
Hersha Hospitality Trust	21,200	456
Highwoods Properties, Inc.	17,200	877
Hilton Worldwide Holdings, Inc.	33,365	908
Host Hotels & Resorts, Inc.	121,219	2,284
Hudson Pacific Properties, Inc.	17,900	623
Kilroy Realty Corp.	38,378	2,810
Kimco Realty Corp.	26,697	672
LaSalle Hotel Properties	39,700	1,210
Life Storage, Inc.	2,000	170
Mack-Cali Realty Corp.	67,154	1,949
Medical Properties Trust, Inc.	56,200	691
MGM Growth Properties LLC, Class A	123,461	3,125
National Health Investors, Inc.	15,703	1,165
National Retail Properties, Inc.	41,171	1,820
Omega Healthcare Investors, Inc.	24,425	763
Prologis, Inc.	47,365	2,500
Public Storage	16,885	3,774
QTS Realty Trust, Inc., Class A	1,000	50
Regency Centers Corp.	23,828	1,643
Retail Properties of America, Inc., Class A	144,273	2,212
SBA Communications Corp., Class A	5,800	599
Simon Property Group, Inc.	46,027	8,178
Spirit Realty Capital, Inc.	98,051	1,065
STORE Capital Corp.	59,481	1,470
Sunstone Hotel Investors, Inc.	126,647	1,931
Taubman Centers, Inc.	8,976	664
UDR, Inc.	48,230	1,759
Urban Edge Properties	78,545	2,161
Vornado Realty Trust	48,638	5,076
Washington Prime Group, Inc.	44,708	465
Washington Real Estate Investment Trust	58,924	1,926
Welltower, Inc.	46,964	3,143

		115,889

Total Common Stocks (Cost $197,274)		202,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS - 0.3%
United States - 0.3%
VEREIT, Inc.,
3.75%, 12/15/20	$599	$599

Total Convertible Bonds (Cost $556)		599

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(2) (3)	4,108,216	$4,108

Total Investment Companies (Cost $4,108)		4,108

Total Investments - 98.7% (Cost $201,938)		206,740

Other Assets less Liabilities - 1.3%		2,710

NET ASSETS - 100.0%		$209,450

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.6%
Diversified REITs	8.1
Health Care Facilities	1.3
Health Care REITs	3.9
Hotel & Resort REITs	4.4
Hotels, Resorts & Cruise Lines	0.5
Industrial REITs	5.3
Integrated Telecommunication Services	0.3
Office REITs	13.9
Real Estate Development	1.7
Real Estate Operating Companies	8.9
Residential REITs	10.9
Retail REITs	25.1
Specialized REITs	7.1

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	59.5%
Euro	11.4
British Pound	7.3
Australian Dollar	7.1
Japanese Yen	6.5
All other currencies less than 5%	8.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2016 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$1,855	$—	$—	$1,855
France	717	8,023	—	8,740
United States	115,889	—	—	115,889
All Other Countries(1)	—	75,549	—	75,549

Total Common Stocks	118,461	83,572	—	202,033

Convertible Bonds(1)	—	599	—	599
Investment Companies	4,108	—	—	4,108

Total Investments	$122,569	$84,171	$—	$206,740

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$214,294

Gross tax appreciation of investments	$6,816
Gross tax depreciation of investments	(14,370)

Net tax depreciation of investments	$(7,554)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE BEGINNING OF PERIOD (000S)	PURCHASE (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$10,023	$239,218	$245,133	$18	$4,108

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 1.2%
United States - 1.2%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
6.13%, 5/17/28 (IDR)(2)	$9,550,000	$601
8.38%, 3/17/34 (IDR)(2)	3,881,000	291
8.75%, 5/19/31 (IDR)(2)	2,054,000	160

		1,052

Total Corporate Bonds (Cost $1,089)		1,052

FOREIGN ISSUER BONDS - 83.5%
Angola - 0.1%
Angolan Government International Bond,
9.50%, 11/12/25(2)	133	128

Argentina - 3.1%
Argentine Republic Government International Bond,
6.25%, 4/22/19	220	235
7.50%, 4/22/26(2)	1,085	1,139
7.82%, 12/31/33 (EUR)	206	212
4.59%, 12/15/35 (EUR)(3)	305	30
4.52%, 12/15/35(3)	1,985	183
2.50%, 12/31/38(4)	192	118
7.63%, 4/22/46(2)	150	150
Cablevision S.A.,
6.50%, 6/15/21	50	51
Provincia de Cordoba,
7.13%, 6/10/21	300	308
Provincia del Chubut Argentina,
7.75%, 7/26/26	400	388
YPF S.A.,
8.88%, 12/19/18	30	33

		2,847

Armenia - 0.1%
Republic of Armenia International Bond,
7.15%, 3/26/25	50	53

Azerbaijan - 0.7%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	225	224
Southern Gas Corridor CJSC,
6.88%, 3/24/26	415	448

		672

Belize - 0.1%
Belize Government International Bond,
5.00%, 2/20/38(4)	130	53

Brazil - 6.8%
Brazil Letras do Tesouro Nacional,
0.00%, 10/1/18 (BRL)(5)	220	56
0.00%, 1/1/19 (BRL)(5)	1,789	447
0.00%, 7/1/19 (BRL)(5)	425	101
0.00%, 1/1/20 (BRL)(5)	2,540	568
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 8/15/50 (BRL)	370	347
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/18 (BRL)	1,700	515
10.00%, 1/1/19 (BRL)	316	95
10.00%, 1/1/21 (BRL)	2,553	754
10.00%, 1/1/23 (BRL)	1,280	369
10.00%, 1/1/25 (BRL)	1,590	454
10.00%, 1/1/27 (BRL)	3,405	961
Brazilian Government International Bond,
2.63%, 1/5/23	203	181
6.00%, 4/7/26	320	331
10.10%, 5/15/27	130	177
8.25%, 1/20/34	100	116
5.00%, 1/27/45	625	507
5.63%, 2/21/47	290	255

		6,234

Chile - 0.0%
Chile Government International Bond,
5.50%, 8/5/20 (CLP)	15,000	24

Colombia - 3.1%
Colombia Government International Bond,
4.38%, 7/12/21	75	79
4.00%, 2/26/24	175	177
4.50%, 1/28/26	30	31
9.85%, 6/28/27 (COP)	618,000	243
7.38%, 9/18/37	175	213
Colombian TES,
7.00%, 5/4/22 (COP)	1,106,600	376
10.00%, 7/24/24 (COP)	1,133,000	446
7.50%, 8/26/26 (COP)	1,073,000	369
6.00%, 4/28/28 (COP)	2,662,800	805
Ecopetrol S.A.,

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Colombia - 3.1% continued
5.88%, 5/28/45	$54	$47
Transportadora de Gas Internacional S.A. ESP,
5.70%, 3/20/22	50	51

		2,837

Costa Rica - 0.6%
Banco Nacional de Costa Rica,
5.88%, 4/25/21(2)	70	71
Costa Rica Government International Bond,
4.25%, 1/26/23	40	36
4.38%, 4/30/25	205	182
7.00%, 4/4/44	35	32
7.16%, 3/12/45	200	185

		506

Croatia - 0.7%
Croatia Government International Bond,
6.75%, 11/5/19	400	435
6.00%, 1/26/24	225	245

		680

Dominican Republic - 1.1%
Dominican Republic International Bond,
5.50%, 1/27/25	665	643
6.88%, 1/29/26	155	161
7.45%, 4/30/44	190	192

		996

Ecuador - 3.2%
Ecuador Government International Bond,
10.50%, 3/24/20(2)	75	81
10.80%, 3/28/22(2)	1,010	1,098
7.95%, 6/20/24	1,310	1,255
9.65%, 12/13/26(2)	470	482

		2,916

Egypt - 0.2%
Egypt Government International Bond,
5.75%, 4/29/20	100	101
6.88%, 4/30/40	100	88

		189

El Salvador - 1.1%
El Salvador Government International Bond,
7.38%, 12/1/19	40	41
7.75%, 1/24/23	65	67
5.88%, 1/30/25	382	350
6.38%, 1/18/27	379	349
8.25%, 4/10/32	55	56
7.65%, 6/15/35	165	153
7.63%, 2/1/41	10	9

		1,025

Ethiopia - 0.1%
Ethiopia International Bond,
6.63%, 12/11/24	50	46

Georgia - 0.1%
BGEO Group JSC,
6.00%, 7/26/23(2)	75	75

Ghana - 1.4%
Ghana Government Bond,
25.50%, 4/24/17 (GHS)	50	12
23.20%, 2/19/18 (GHS)	50	12
22.50%, 4/23/18 (GHS)	20	5
23.50%, 5/21/18 (GHS)	50	12
Ghana Government International Bond,
9.25%, 9/15/22	200	214
7.88%, 8/7/23	650	643
8.13%, 1/18/26	400	396

		1,294

Guatemala - 0.1%
Guatemala Government Bond,
4.50%, 5/3/26	105	101

Honduras - 0.2%
Honduras Government International Bond,
7.50%, 3/15/24	200	214

Hungary - 2.2%
Hungary Government Bond,
6.00%, 11/24/23 (HUF)	68,830	290
3.00%, 6/26/24 (HUF)	53,310	185
5.50%, 6/24/25 (HUF)	150,240	613
Hungary Government International Bond,
4.13%, 2/19/18	850	871

		1,959

Indonesia - 8.0%
Indonesia Government International Bond,
6.88%, 1/17/18	825	868
5.88%, 3/13/20	135	148
3.38%, 4/15/23	135	132

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Indonesia - 8.0% continued
2.63%, 6/14/23 (EUR)	$100	$106
4.13%, 1/15/25(2)	120	119
4.75%, 1/8/26	265	274
3.75%, 6/14/28 (EUR)	165	177
6.63%, 2/17/37	50	58
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	3,649,000	274
8.38%, 3/15/24 (IDR)	10,540,000	802
8.38%, 9/15/26 (IDR)	14,132,000	1,081
7.00%, 5/15/27 (IDR)	1,785,000	126
9.00%, 3/15/29 (IDR)	5,724,000	449
8.75%, 5/15/31 (IDR)	20,775,000	1,609
8.25%, 5/15/36 (IDR)	2,499,000	187
Pelabuhan Indonesia II PT,
4.25%, 5/5/25	200	190
Pertamina Persero PT,
4.88%, 5/3/22	249	256
4.30%, 5/20/23	95	95
6.00%, 5/3/42	80	77
5.63%, 5/20/43	100	92
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25(2)	80	80
4.55%, 3/29/26(2)	110	110

		7,310

Iraq - 0.1%
Iraq International Bond,
5.80%, 1/15/28	110	91

Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23	200	207

Israel - 0.0%
Delek & Avner Tamar Bond Ltd.,
5.08%, 12/30/23(2)	25	26

Ivory Coast - 1.2%
Ivory Coast Government International Bond,
5.75%, 12/31/32(4)	1,219	1,131

Jamaica - 0.5%
Jamaica Government International Bond,
6.75%, 4/28/28	111	122
8.00%, 3/15/39	305	337

		459

Jordan - 0.4%
Jordan Government International Bond,
6.13%, 1/29/26(2)	20	20
5.75%, 1/31/27(2)	325	308

		328

Kazakhstan - 1.6%
Kazakhstan Government International Bond,
3.88%, 10/14/24(2)	450	452
5.13%, 7/21/25	100	107
4.88%, 10/14/44	200	191
KazMunayGas National Co. JSC,
9.13%, 7/2/18	225	245
7.00%, 5/5/20	250	275
6.38%, 4/9/21	200	218

		1,488

Kenya - 0.9%
Kenya Government International Bond,
5.88%, 6/24/19	300	308
6.88%, 6/24/24	510	484

		792

Lebanon - 1.5%
Lebanon Government International Bond,
5.15%, 6/12/18	155	154
5.45%, 11/28/19	220	215
8.25%, 4/12/21	350	371
6.65%, 11/3/28	690	665

		1,405

Luxembourg - 0.1%
Altice Financing S.A.,
6.63%, 2/15/23(2)	55	56

Malaysia - 2.9%
Malaysia Government Bond,
3.81%, 2/15/17 (MYR)	970	216
3.65%, 10/31/19 (MYR)	1,180	263
4.05%, 9/30/21 (MYR)	3,260	730
3.62%, 11/30/21 (MYR)	160	36
3.80%, 9/30/22 (MYR)	2,770	608
3.80%, 8/17/23 (MYR)	1,611	353
3.96%, 9/15/25 (MYR)	988	214
4.50%, 4/15/30 (MYR)	740	161
4.25%, 5/31/35 (MYR)	400	84

		2,665

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Mexico - 6.5%
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26(2) (3)	$90	$84
Cemex S.A.B. de C.V.,
7.25%, 1/15/21	100	107
Comision Federal de Electricidad,
4.75%, 2/23/27(2)	60	58
Mexican Bonos,
5.00%, 12/11/19 (MXN)	23,312	1,068
6.50%, 6/10/21 (MXN)	24,350	1,146
10.00%, 12/5/24 (MXN)	21,140	1,182
5.75%, 3/5/26 (MXN)	480	21
7.50%, 6/3/27 (MXN)	2,900	139
7.75%, 5/29/31 (MXN)	4,200	203
10.00%, 11/20/36 (MXN)	4,750	279
7.75%, 11/13/42 (MXN)	802	38
Mexican Udibonos,
4.00%, 6/13/19 (MXN)	230	64
4.00%, 11/15/40 (MXN)	536	148
Mexico Government International Bond,
5.95%, 3/19/19	400	432
4.00%, 10/2/23	180	181
Petroleos Mexicanos,
4.61%, 3/11/22(2) (3)	130	134
5.38%, 3/13/22(2)	130	133
4.63%, 9/21/23	150	146
6.50%, 3/13/27(2)	190	196
5.50%, 6/27/44	240	200

		5,959

Mongolia - 0.4%
Mongolia Government International Bond,
4.13%, 1/5/18	205	199
10.90%, 4/6/21	40	42
5.13%, 12/5/22	120	102

		343

Morocco - 0.3%
Morocco Government International Bond,
4.25%, 12/11/22	200	205
OCP S.A.,
5.63%, 4/25/24	80	83

		288

Mozambique - 0.2%
Mozambique International Bond,
10.50%, 1/18/23	340	205

Namibia - 0.1%
Namibia International Bonds,
5.25%, 10/29/25(2)	60	59

Netherlands - 2.1%
GTH Finance B.V.,
7.25%, 4/26/23	275	296
Petrobras Global Finance B.V.,
8.38%, 5/23/21	1,401	1,510
VTR Finance B.V.,
6.88%, 1/15/24	105	108

		1,914

Oman - 0.3%
Lamar Funding Ltd.,
3.96%, 5/7/25	200	185
Oman Government International Bond,
3.63%, 6/15/21(2)	80	80

		265

Pakistan - 0.1%
Pakistan Government International Bond,
8.25%, 4/15/24(2)	50	54
8.25%, 9/30/25(2)	50	55

		109

Panama - 0.2%
Panama Government International Bond,
8.88%, 9/30/27	116	159

Paraguay - 0.5%
Paraguay Government International Bond,
4.63%, 1/25/23	255	257
5.00%, 4/15/26(2)	120	122
6.10%, 8/11/44(2)	75	76

		455

Peru - 2.6%
Consorcio Transmantaro S.A.,
4.38%, 5/7/23	50	50
Corp. Financiera de Desarrollo S.A.,
4.75%, 7/15/25	100	104
Peruvian Government International Bond,
7.13%, 3/30/19	375	417
4.13%, 8/25/27	635	660

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Peru - 2.6% continued
6.35%, 8/12/28 (PEN)(2)	$237	$70
6.95%, 8/12/31 (PEN)	620	189
8.75%, 11/21/33	170	248
6.90%, 8/12/37 (PEN)	2,180	651

		2,389

Philippines - 0.1%
Philippine Government Bond,
3.63%, 9/9/25 (PHP)	3,290	61

Poland - 3.2%
Republic of Poland Government Bond,
1.50%, 4/25/20 (PLN)	340	79
5.25%, 10/25/20 (PLN)	1,300	340
5.75%, 9/23/22 (PLN)	1,540	418
3.25%, 7/25/25 (PLN)	3,641	854
2.50%, 7/25/26 (PLN)	3,559	774
Republic of Poland Government International Bond,
6.38%, 7/15/19	400	445

		2,910

Qatar - 0.1%
Ooredoo International Finance Ltd.,
3.75%, 6/22/26(2)	100	98

Romania - 0.4%
Romania Government Bond,
4.75%, 2/24/25 (RON)	715	181
5.80%, 7/26/27 (RON)	800	219

		400

Russia - 3.7%
Russian Federal Bond - OFZ,
7.60%, 4/14/21 (RUB)	6,880	110
7.50%, 8/18/21 (RUB)	31,600	504
7.60%, 7/20/22 (RUB)	11,500	183
7.00%, 8/16/23 (RUB)	81,142	1,248
7.75%, 9/16/26 (RUB)	14,551	230
8.15%, 2/3/27 (RUB)	39,283	640
7.05%, 1/19/28 (RUB)	2,120	32
Russian Foreign Bond - Eurobond,
12.80%, 6/24/28	130	221
VTB Bank OJSC Via VTB Capital S.A.,
6.95%, 10/17/22	200	216

		3,384

Senegal - 0.3%
Senegal Government International Bond,
6.25%, 7/30/24(2)	260	260

Serbia - 1.4%
Serbia International Bond,
5.88%, 12/3/18	400	419
4.88%, 2/25/20	655	668
7.25%, 9/28/21	200	223

		1,310

South Africa - 5.3%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	140	141
Republic of South Africa Government Bond,
6.75%, 3/31/21 (ZAR)	2,744	189
7.75%, 2/28/23 (ZAR)	6,831	477
10.50%, 12/21/26 (ZAR)	23,940	1,924
8.00%, 1/31/30 (ZAR)	4,829	317
7.00%, 2/28/31 (ZAR)	2,694	161
8.25%, 3/31/32 (ZAR)	13,975	917
6.25%, 3/31/36 (ZAR)	4,694	244
8.75%, 2/28/48 (ZAR)	1,460	97
Republic of South Africa Government International Bond,
5.88%, 9/16/25	115	123
4.30%, 10/12/28	140	130
6.25%, 3/8/41	75	82
5.38%, 7/24/44	65	64

		4,866

Sri Lanka - 0.9%
Sri Lanka Government International Bond,
6.25%, 7/27/21	40	41
5.75%, 1/18/22(2)	70	69
6.13%, 6/3/25	200	188
6.85%, 11/3/25(2)	260	255
6.83%, 7/18/26	225	222

		775

Suriname - 0.0%
Republic of Suriname,
9.25%, 10/26/26(2)	30	29

Thailand - 0.6%
Thailand Government Bond,

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Thailand - 0.6% continued
3.63%, 6/16/23 (THB)	$5,340	$159
3.85%, 12/12/25 (THB)	9,733	298
3.58%, 12/17/27 (THB)	2,810	83

		540

Tunisia - 0.1%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	100	93

Turkey - 5.6%
TC Ziraat Bankasi A.S.,
4.75%, 4/29/21	40	38
Turkey Government Bond,
8.50%, 7/10/19 (TRY)	1,466	399
9.50%, 1/12/22 (TRY)	447	120
7.10%, 3/8/23 (TRY)	990	232
8.00%, 3/12/25 (TRY)	5,807	1,378
10.60%, 2/11/26 (TRY)	2,055	567
Turkey Government International Bond,
5.63%, 3/30/21	100	103
5.13%, 3/25/22	205	204
6.25%, 9/26/22	160	166
3.25%, 3/23/23	50	44
5.75%, 3/22/24	270	271
7.38%, 2/5/25	45	49
4.25%, 4/14/26	210	187
4.88%, 10/9/26	690	638
6.00%, 1/14/41	45	42
4.88%, 4/16/43	290	234
6.63%, 2/17/45	200	199
Turkiye Is Bankasi A.S.,
5.50%, 4/21/19	200	202

		5,073

Ukraine - 2.7%
Ukraine Government International Bond,
7.75%, 9/1/19(2)	946	954
7.75%, 9/1/20	435	432
7.75%, 9/1/21(2)	168	165
7.75%, 9/1/22	160	155
7.75%, 9/1/25	225	212
7.75%, 9/1/26	200	187
2.66%, 5/31/40(3)	1,083	331

		2,436

United Kingdom - 0.9%
Columbus Cable Barbados Ltd.,
7.38%, 3/30/21	60	64
Oschadbank Via SSB #1 PLC,
9.38%, 3/10/23(4)	200	195
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	455	447
9.75%, 1/22/25	100	95
Vedanta Resources PLC,
6.00%, 1/31/19	50	50

		851

Uruguay - 0.2%
Uruguay Government International Bond,
5.10%, 6/18/50	164	148

Venezuela - 1.3%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	215	193
8.50%, 11/2/17	59	47
8.50%, 10/27/20(2)	50	37
9.00%, 11/17/21	37	20
12.80%, 2/17/22	65	40
6.00%, 5/16/24	472	182
6.00%, 11/15/26	70	27
5.38%, 4/12/27	127	47
9.75%, 5/17/35	25	12
5.50%, 4/12/37	60	22
Venezuela Government International Bond,
7.00%, 12/1/18	30	19
7.75%, 10/13/19	250	139
6.00%, 12/9/20	35	17
12.80%, 8/23/22	19	12
9.00%, 5/7/23	401	190
8.25%, 10/13/24	40	19
7.65%, 4/21/25	45	20
11.80%, 10/21/26	70	40
9.25%, 9/15/27	65	33
9.25%, 5/7/28	55	25
12.00%, 8/5/31	50	28
9.38%, 1/13/34	89	41
7.00%, 3/31/38	20	8

		1,218

Vietnam - 0.1%
Vietnam Government International Bond,

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 83.5% continued
Vietnam - 0.1% continued
4.80%, 11/19/24	$80	$79

Zambia - 0.9%
Zambia Government International Bond,
8.50%, 4/14/24	800	786

Total Foreign Issuer Bonds (Cost $79,139)		76,269

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.9%
Northern Institutional Funds - Government Assets Portfolio,
0.32%(6) (7)	8,169,248	$8,169

Total Investment Companies (Cost $8,169)		8,169

Total Investments - 93.6% (Cost $88,397)		85,490

Other Assets less Liabilities - 6.4%		5,854

NET ASSETS - 100.0%		$91,344

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(4)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	Brazilian Real	205	United States Dollar	63	1/4/17	$—	*
Barclays	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Barclays	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Barclays	Brazilian Real	420	United States Dollar	129	1/4/17	—	*
Barclays	Brazilian Real	743	United States Dollar	216	1/4/17	(12)
Barclays	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Barclays	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Barclays	Chilean Peso	60,210	United States Dollar	92	1/17/17	2
Barclays	Indonesian Rupiah	3,164,794	United States Dollar	236	1/17/17	2
Barclays	Indonesian Rupiah	396,065	United States Dollar	29	6/5/17	—	*
Barclays	Indonesian Rupiah	1,142,000	United States Dollar	80	11/27/17	1
Barclays	Indonesian Rupiah	48,663	United States Dollar	3	11/27/17	—	*
Barclays	Indonesian Rupiah	1,193,825	United States Dollar	83	12/13/17	—	*
Barclays	Indonesian Rupiah	506,241	United States Dollar	35	12/14/17	—	*
Barclays	Peruvian Nuevo Sol	625	United States Dollar	182	2/28/17	(3)
Barclays	Russian Ruble	664	United States Dollar	11	1/17/17	—	*
Barclays	Russian Ruble	22,324	United States Dollar	360	1/17/17	(2)
Barclays	Singapore Dollar	79	United States Dollar	56	1/17/17	1
Barclays	United States Dollar	124	Brazilian Real	420	1/4/17	6
Barclays	United States Dollar	60	Brazilian Real	205	1/4/17	3
Barclays	United States Dollar	93	Brazilian Real	309	1/4/17	2
Barclays	United States Dollar	93	Brazilian Real	309	1/4/17	2
Barclays	United States Dollar	228	Brazilian Real	743	1/4/17	—	*
Barclays	United States Dollar	42	Colombian Peso	127,480	1/17/17	—	*
Barclays	United States Dollar	191	Hungarian Forint	56,801	2/17/17	3
Barclays	United States Dollar	28	Indonesian Rupiah	396,065	6/5/17	1
Barclays	United States Dollar	40	Indonesian Rupiah	590,862	11/27/17	1
Barclays	United States Dollar	14	Indonesian Rupiah	199,741	11/27/17	—	*
Barclays	United States Dollar	14	Indonesian Rupiah	200,030	11/27/17	—	*
Barclays	United States Dollar	14	Indonesian Rupiah	200,030	11/27/17	—	*
Barclays	United States Dollar	20	Indonesian Rupiah	297,776	12/4/17	1
Barclays	United States Dollar	20	Indonesian Rupiah	296,749	12/4/17	1
Barclays	United States Dollar	30	Indonesian Rupiah	433,317	12/13/17	—	*
Barclays	United States Dollar	36	Indonesian Rupiah	508,958	12/13/17	(1)
Barclays	United States Dollar	48	Indonesian Rupiah	681,751	12/13/17	(1)
Barclays	United States Dollar	35	Indonesian Rupiah	506,241	12/14/17	—	*
Barclays	United States Dollar	3	Indonesian Rupiah	48,663	12/27/17	—	*

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND PORTFOLIO continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	United States Dollar	35	Indonesian Rupiah	506,241	12/27/17	$—	*
Barclays	United States Dollar	60	Indonesian Rupiah	858,818	12/27/17	—	*
Barclays	United States Dollar	83	Indonesian Rupiah	1,193,825	12/27/17	—	*
Barclays	United States Dollar	3	Mexican Peso	61	1/4/17	—	*
Barclays	United States Dollar	67	Mexican Peso	1,385	1/17/17	—	*
Barclays	United States Dollar	194	Peruvian Nuevo Sol	666	2/28/17	3
Barclays	United States Dollar	15	Peruvian Nuevo Sol	51	2/28/17	—	*
Barclays	United States Dollar	211	Polish Zloty	890	1/17/17	2
Barclays	United States Dollar	201	Romanian Leu	854	1/17/17	(3)
Barclays	United States Dollar	59	Russian Ruble	3,818	1/17/17	3
Barclays	United States Dollar	38	Russian Ruble	2,460	1/17/17	2
Barclays	United States Dollar	176	Russian Ruble	10,951	1/17/17	1
Barclays	United States Dollar	45	South African Rand	621	1/17/17	—	*
Barclays	United States Dollar	78	Thai Baht	2,786	2/17/17	—	*
Barclays	United States Dollar	124	Thai Baht	4,437	2/17/17	—	*
Barclays	United States Dollar	363	Thai Baht	12,929	2/17/17	(2)
Barclays	United States Dollar	165	Turkish Lira	583	1/17/17	—	*
Barclays	United States Dollar	180	Turkish Lira	630	1/17/17	(2)
BNP	Brazilian Real	1,735	United States Dollar	532	1/4/17	—	*
BNP	Brazilian Real	2,030	United States Dollar	591	1/4/17	(33)
BNP	Brazilian Real	293	United States Dollar	89	2/2/17	—	*
BNP	Brazilian Real	1,735	United States Dollar	525	2/2/17	(2)
BNP	Chinese Yuan Renminbi	11,076	United States Dollar	1,611	1/25/17	33
BNP	Colombian Peso	182,173	United States Dollar	59	1/25/17	(1)
BNP	Colombian Peso	200,093	United States Dollar	63	1/25/17	(3)
BNP	Euro	602	United States Dollar	648	3/9/17	12
BNP	Hong Kong Dollar	3,559	United States Dollar	459	1/25/17	—	*
BNP	Hungarian Forint	23,333	United States Dollar	80	1/25/17	1
BNP	Indian Rupee	15,897	United States Dollar	234	1/25/17	1
BNP	Indonesian Rupiah	32,330,236	United States Dollar	2,416	1/25/17	29
BNP	Indonesian Rupiah	5,022,405	United States Dollar	371	1/25/17	—	*
BNP	Indonesian Rupiah	878,784	United States Dollar	64	1/25/17	(1)
BNP	Korean Won	538,734	United States Dollar	465	1/25/17	19
BNP	Korean Won	243,302	United States Dollar	208	1/25/17	7
BNP	Korean Won	534,413	United States Dollar	443	1/25/17	1
BNP	Malaysian Ringgit	815	United States Dollar	182	1/25/17	—	*
BNP	Malaysian Ringgit	1,020	United States Dollar	226	1/25/17	(1)
BNP	Mexican Peso	8,763	United States Dollar	428	1/25/17	7
BNP	Mexican Peso	5,688	United States Dollar	275	1/25/17	2
BNP	Mexican Peso	4,395	United States Dollar	212	1/25/17	1
BNP	Mexican Peso	1,677	United States Dollar	81	1/25/17	1
BNP	Mexican Peso	4,410	United States Dollar	209	1/25/17	(3)
BNP	Peruvian Nuevo Sol	62	United States Dollar	18	1/25/17	—	*
BNP	Polish Zloty	881	Euro	198	1/25/17	(2)
BNP	Polish Zloty	191	United States Dollar	46	1/25/17	—	*
BNP	Romanian Leu	119	United States Dollar	28	1/25/17	—	*
BNP	Russian Ruble	3,350	United States Dollar	51	1/25/17	(3)
BNP	Russian Ruble	5,894	United States Dollar	91	1/25/17	(5)
BNP	Russian Ruble	13,251	United States Dollar	206	1/25/17	(9)
BNP	Russian Ruble	33,193	United States Dollar	515	1/25/17	(22)
BNP	South African Rand	2,949	United States Dollar	214	1/25/17	—	*
BNP	South African Rand	827	United States Dollar	60	1/25/17	—	*
BNP	South African Rand	1,182	United States Dollar	85	1/25/17	(1)
BNP	Taiwan Dollar	14,805	United States Dollar	463	1/25/17	6
BNP	Taiwan Dollar	5,921	United States Dollar	184	1/25/17	1
BNP	Thai Baht	2,422	United States Dollar	68	1/25/17	—	*
BNP	Turkish Lira	520	United States Dollar	150	1/25/17	4
BNP	United States Dollar	530	Brazilian Real	1,735	1/4/17	2
BNP	United States Dollar	623	Brazilian Real	2,030	1/4/17	—	*
BNP	United States Dollar	90	Brazilian Real	293	1/5/17	—	*
BNP	United States Dollar	22	Chilean Peso	14,173	1/25/17	(1)
BNP	United States Dollar	63	Chinese Yuan Renminbi	438	1/25/17	(1)
BNP	United States Dollar	924	Colombian Peso	2,821,266	1/25/17	11
BNP	United States Dollar	218	Colombian Peso	656,459	1/25/17	(1)
BNP	United States Dollar	39	Euro	36	3/9/17	(1)
BNP	United States Dollar	28	Hungarian Forint	8,229	1/25/17	—	*
BNP	United States Dollar	444	Indian Rupee	30,344	1/25/17	2
BNP	United States Dollar	234	Indian Rupee	16,007	1/25/17	1
BNP	United States Dollar	121	Indonesian Rupiah	1,649,667	1/25/17	1
BNP	United States Dollar	81	Indonesian Rupiah	1,108,971	1/25/17	1

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	18	Korean Won	21,081	1/25/17	$(1)
BNP	United States Dollar	221	Korean Won	261,003	1/25/17	(5)
BNP	United States Dollar	222	Korean Won	261,818	1/25/17	(5)
BNP	United States Dollar	331	Malaysian Ringgit	1,491	1/25/17	1
BNP	United States Dollar	80	Malaysian Ringgit	344	1/25/17	(4)
BNP	United States Dollar	227	Mexican Peso	4,843	1/25/17	6
BNP	United States Dollar	141	Mexican Peso	2,981	1/25/17	2
BNP	United States Dollar	28	Mexican Peso	580	1/25/17	—	*
BNP	United States Dollar	386	Peruvian Nuevo Sol	1,318	1/25/17	5
BNP	United States Dollar	91	Philippine Peso	4,479	1/25/17	(1)
BNP	United States Dollar	20	Romanian Leu	85	1/25/17	—	*
BNP	United States Dollar	419	Romanian Leu	1,724	1/25/17	(19)
BNP	United States Dollar	239	Russian Ruble	15,555	1/25/17	13
BNP	United States Dollar	225	Russian Ruble	14,520	1/25/17	10
BNP	United States Dollar	461	South African Rand	6,445	1/25/17	6
BNP	United States Dollar	59	South African Rand	841	1/25/17	2
BNP	United States Dollar	104	South African Rand	1,441	1/25/17	1
BNP	United States Dollar	44	Taiwan Dollar	1,395	1/25/17	(1)
BNP	United States Dollar	1,718	Thai Baht	60,904	1/25/17	(18)
BNP	United States Dollar	52	Turkish Lira	188	1/25/17	1
BNP	United States Dollar	66	Turkish Lira	233	1/25/17	—	*
Citibank	Brazilian Real	296	United States Dollar	91	1/4/17	—	*
Citibank	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Citibank	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Citibank	Brazilian Real	743	United States Dollar	216	1/4/17	(12)
Citibank	Brazilian Real	293	United States Dollar	85	1/5/17	(5)
Citibank	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Citibank	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Citibank	Colombian Peso	656,666	United States Dollar	212	1/25/17	(6)
Citibank	Colombian Peso	569,944	United States Dollar	183	1/25/17	(6)
Citibank	Euro	391	Hungarian Forint	122,899	1/25/17	7
Citibank	Euro	451	Hungarian Forint	139,722	1/25/17	1
Citibank	Euro	18	Hungarian Forint	5,611	1/25/17	—	*
Citibank	Euro	899	Polish Zloty	3,929	1/25/17	(9)
Citibank	Hungarian Forint	268,232	Euro	875	1/25/17	9
Citibank	Hungarian Forint	13,807	United States Dollar	47	1/25/17	—	*
Citibank	Hungarian Forint	21,235	United States Dollar	72	1/25/17	—	*
Citibank	Indian Rupee	30,692	United States Dollar	443	1/25/17	(8)
Citibank	Indonesian Rupiah	1,197,120	United States Dollar	83	12/15/17	—	*
Citibank	Indonesian Rupiah	1,430,938	United States Dollar	99	12/20/17	—	*
Citibank	Indonesian Rupiah	2,139,431	United States Dollar	149	12/21/17	—	*
Citibank	Korean Won	505,431	United States Dollar	429	1/25/17	11
Citibank	Korean Won	264,531	United States Dollar	226	1/25/17	7
Citibank	Mexican Peso	10,386	United States Dollar	506	1/25/17	7
Citibank	Mexican Peso	1,313	United States Dollar	63	1/25/17	—	*
Citibank	Peruvian Nuevo Sol	327	United States Dollar	95	2/28/17	(2)
Citibank	Philippine Peso	201	United States Dollar	4	1/25/17	—	*
Citibank	Polish Zloty	80	Euro	18	1/25/17	—	*
Citibank	Polish Zloty	1,206	Euro	273	1/25/17	—	*
Citibank	Polish Zloty	96	United States Dollar	23	1/25/17	—	*
Citibank	Polish Zloty	364	United States Dollar	87	1/25/17	—	*
Citibank	Singapore Dollar	79	United States Dollar	56	1/17/17	1
Citibank	South African Rand	2,970	United States Dollar	215	1/25/17	—	*
Citibank	South African Rand	1,192	United States Dollar	84	1/25/17	(2)
Citibank	South African Rand	14,970	United States Dollar	1,020	1/25/17	(65)
Citibank	Taiwan Dollar	14,499	United States Dollar	453	1/25/17	6
Citibank	Thai Baht	1,322	United States Dollar	37	1/25/17	—	*
Citibank	Turkish Lira	1,125	United States Dollar	324	1/25/17	6
Citibank	Turkish Lira	270	United States Dollar	78	1/25/17	2
Citibank	United States Dollar	86	Brazilian Real	296	1/4/17	4
Citibank	United States Dollar	93	Brazilian Real	309	1/4/17	2
Citibank	United States Dollar	93	Brazilian Real	309	1/4/17	2
Citibank	United States Dollar	228	Brazilian Real	743	1/4/17	—	*
Citibank	United States Dollar	215	Colombian Peso	647,112	1/25/17	(1)
Citibank	United States Dollar	18	Hong Kong Dollar	140	1/25/17	—	*
Citibank	United States Dollar	625	Hungarian Forint	174,470	1/25/17	(31)
Citibank	United States Dollar	26	Indonesian Rupiah	362,118	12/15/17	—	*
Citibank	United States Dollar	59	Indonesian Rupiah	835,002	12/15/17	(1)
Citibank	United States Dollar	99	Indonesian Rupiah	1,430,938	12/20/17	—	*

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND PORTFOLIO continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	60	Indonesian Rupiah	861,978	12/21/17	$—	*
Citibank	United States Dollar	89	Indonesian Rupiah	1,277,453	12/21/17	(1)
Citibank	United States Dollar	58	Indonesian Rupiah	830,275	12/27/17	—	*
Citibank	United States Dollar	24	Indonesian Rupiah	346,640	12/27/17	—	*
Citibank	United States Dollar	24	Indonesian Rupiah	347,813	12/27/17	—	*
Citibank	United States Dollar	83	Indonesian Rupiah	1,197,120	12/27/17	—	*
Citibank	United States Dollar	99	Indonesian Rupiah	1,430,938	12/27/17	—	*
Citibank	United States Dollar	149	Indonesian Rupiah	2,139,431	12/27/17	—	*
Citibank	United States Dollar	83	Mexican Peso	1,733	1/25/17	—	*
Citibank	United States Dollar	189	Mexican Peso	3,918	1/25/17	(1)
Citibank	United States Dollar	212	Mexican Peso	4,384	1/25/17	(1)
Citibank	United States Dollar	203	Mexican Peso	4,146	1/25/17	(4)
Citibank	United States Dollar	71	Polish Zloty	300	1/25/17	1
Citibank	United States Dollar	45	Polish Zloty	189	1/25/17	—	*
Citibank	United States Dollar	1,102	Polish Zloty	4,382	1/25/17	(55)
Citibank	United States Dollar	71	Romanian Leu	303	1/17/17	(1)
Citibank	United States Dollar	211	South African Rand	3,054	1/25/17	10
Citibank	United States Dollar	199	South African Rand	2,881	1/25/17	10
Citibank	United States Dollar	68	South African Rand	995	1/25/17	4
Citibank	United States Dollar	37	Turkish Lira	130	1/25/17	—	*
Citibank	United States Dollar	62	Turkish Lira	215	1/25/17	(1)
Citibank	United States Dollar	513	Turkish Lira	1,677	1/25/17	(40)
HSBC	United States Dollar	120	Thai Baht	4,286	2/17/17	(1)
JPMorgan Chase	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
JPMorgan Chase	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
JPMorgan Chase	Brazilian Real	743	United States Dollar	216	1/4/17	(12)
JPMorgan Chase	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
JPMorgan Chase	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
JPMorgan Chase	Chilean Peso	60,210	United States Dollar	92	1/17/17	2
JPMorgan Chase	Indonesian Rupiah	3,164,794	United States Dollar	236	1/17/17	2
JPMorgan Chase	Indonesian Rupiah	1,862,250	United States Dollar	130	12/4/17	—	*
JPMorgan Chase	Indonesian Rupiah	25,391	United States Dollar	2	12/4/17	—	*
JPMorgan Chase	Indonesian Rupiah	589,456	United States Dollar	41	12/22/17	—	*
JPMorgan Chase	Peruvian Nuevo Sol	625	United States Dollar	182	2/28/17	(3)
JPMorgan Chase	Russian Ruble	3,006	United States Dollar	49	1/17/17	—	*
JPMorgan Chase	Russian Ruble	1,839	United States Dollar	30	1/17/17	—	*
JPMorgan Chase	Singapore Dollar	79	United States Dollar	56	1/17/17	1
JPMorgan Chase	South African Rand	3,259	United States Dollar	236	1/17/17	(1)
JPMorgan Chase	Thai Baht	2,753	United States Dollar	77	2/17/17	—	*
JPMorgan Chase	United States Dollar	93	Brazilian Real	309	1/4/17	2
JPMorgan Chase	United States Dollar	93	Brazilian Real	309	1/4/17	2
JPMorgan Chase	United States Dollar	228	Brazilian Real	743	1/4/17	—	*
JPMorgan Chase	United States Dollar	351	Hungarian Forint	104,214	2/17/17	5
JPMorgan Chase	United States Dollar	61	Indonesian Rupiah	896,089	12/4/17	1
JPMorgan Chase	United States Dollar	41	Indonesian Rupiah	589,456	12/22/17	—	*
JPMorgan Chase	United States Dollar	48	Indonesian Rupiah	696,117	12/27/17	—	*
JPMorgan Chase	United States Dollar	2	Indonesian Rupiah	25,391	12/27/17	—	*
JPMorgan Chase	United States Dollar	41	Indonesian Rupiah	589,456	12/27/17	—	*
JPMorgan Chase	United States Dollar	211	Polish Zloty	890	1/17/17	1
JPMorgan Chase	United States Dollar	71	Romanian Leu	303	1/17/17	(1)
JPMorgan Chase	United States Dollar	127	Russian Ruble	8,117	1/17/17	5
JPMorgan Chase	United States Dollar	101	Russian Ruble	6,460	1/17/17	4
JPMorgan Chase	United States Dollar	180	Turkish Lira	630	1/17/17	(2)
Standard Chartered Bank	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Standard Chartered Bank	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
Standard Chartered Bank	Brazilian Real	743	United States Dollar	216	1/4/17	(12)
Standard Chartered Bank	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Standard Chartered Bank	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
Standard Chartered Bank	Chilean Peso	60,210	United States Dollar	92	1/17/17	2
Standard Chartered Bank	Hungarian Forint	54,039	United States Dollar	180	1/17/17	(4)
Standard Chartered Bank	Indonesian Rupiah	3,164,794	United States Dollar	236	1/17/17	2
Standard Chartered Bank	Indonesian Rupiah	430,200	United States Dollar	30	12/13/17	—	*

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Standard Chartered Bank	Indonesian Rupiah	905,079	United States Dollar	63	12/15/17	$—	*
Standard Chartered Bank	Mexican Peso	1,039	United States Dollar	50	1/17/17	—	*
Standard Chartered Bank	Peruvian Nuevo Sol	625	United States Dollar	182	2/28/17	(3)
Standard Chartered Bank	Romanian Leu	258	United States Dollar	60	1/17/17	—	*
Standard Chartered Bank	Singapore Dollar	79	United States Dollar	56	1/17/17	1
Standard Chartered Bank	South African Rand	332	United States Dollar	24	1/5/17	—	*
Standard Chartered Bank	Thai Baht	1,443	United States Dollar	40	2/17/17	—	*
Standard Chartered Bank	Turkish Lira	106	United States Dollar	30	1/17/17	—	*
Standard Chartered Bank	Turkish Lira	355	United States Dollar	100	1/17/17	—	*
Standard Chartered Bank	United States Dollar	93	Brazilian Real	309	1/4/17	2
Standard Chartered Bank	United States Dollar	93	Brazilian Real	309	1/4/17	2
Standard Chartered Bank	United States Dollar	228	Brazilian Real	743	1/4/17	—	*
Standard Chartered Bank	United States Dollar	175	Hungarian Forint	52,107	2/17/17	2
Standard Chartered Bank	United States Dollar	27	Indonesian Rupiah	397,027	12/4/17	1
Standard Chartered Bank	United States Dollar	64	Indonesian Rupiah	905,079	12/15/17	(1)
Standard Chartered Bank	United States Dollar	48	Indonesian Rupiah	693,772	12/27/17	—	*
Standard Chartered Bank	United States Dollar	63	Indonesian Rupiah	905,079	12/27/17	—	*
Standard Chartered Bank	United States Dollar	50	Indonesian Rupiah	716,347	12/27/17	—	*
Standard Chartered Bank	United States Dollar	66	Mexican Peso	1,350	1/4/17	(1)
Standard Chartered Bank	United States Dollar	211	Polish Zloty	890	1/17/17	1
Standard Chartered Bank	United States Dollar	30	Polish Zloty	125	1/17/17	—	*
Standard Chartered Bank	United States Dollar	111	Romanian Leu	473	1/17/17	(1)
Standard Chartered Bank	United States Dollar	104	South African Rand	1,460	1/17/17	2
Standard Chartered Bank	United States Dollar	30	Thai Baht	1,073	2/17/17	—	*
Standard Chartered Bank	United States Dollar	416	Thai Baht	14,810	2/17/17	(2)
Standard Chartered Bank	United States Dollar	124	Turkish Lira	439	1/17/17	—	*
Standard Chartered Bank	United States Dollar	98	Turkish Lira	343	1/17/17	(1)
Standard Chartered Bank	United States Dollar	180	Turkish Lira	630	1/17/17	(2)
UBS	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
UBS	Brazilian Real	309	United States Dollar	95	1/4/17	—	*
UBS	Brazilian Real	743	United States Dollar	216	1/4/17	(12)
UBS	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
UBS	Brazilian Real	309	United States Dollar	92	2/2/17	(2)
UBS	Chilean Peso	60,210	United States Dollar	92	1/17/17	2
UBS	United States Dollar	93	Brazilian Real	309	1/4/17	2
UBS	United States Dollar	93	Brazilian Real	309	1/4/17	2
UBS	United States Dollar	228	Brazilian Real	743	1/4/17	—	*
UBS	United States Dollar	180	Turkish Lira	630	1/17/17	(2)

Total						$140

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At December 31, 2016, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year Euro Bond	(2)	$346	Short	3/17	$(6)
10-Year U.S. Treasury Note	(3)	373	Short	3/17	—	*
Euro Dollar	(49)	12,064	Short	12/17	45

Total					$39

*	Amount rounds to less than one thousand.

As of December 31, 2016, the Fund had the following credit default swap agreements outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/ RECEIVE FIXED RATE	REFERENCE ENTITY/ SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	Buy	(1.00)%	Colombia Government Bond, 10.375%, 1/28/33	$374,000	12/20/21	$11	$13	$(2)
BNP	Buy	(1.00)%	Colombia Government Bond, 10.375%, 1/28/33	189,000	12/20/21	6	7	(1)
BNP	Buy	(1.00)%	Colombia Government Bond, 10.375%, 1/28/33	233,000	12/20/21	7	8	(1)
BNP	Buy	(1.00)%	China Government Bond, 7.50%, 10/28/27	1,000,000	12/20/21	8	7	1
BNP	Buy	(1.00)%	China Government Bond, 7.50%, 10/28/27	900,000	12/20/21	7	4	3

Total								$—

As of December 31, 2016, the Fund had the following currency swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	8.68%	3-month USD LIBOR BBA	2,866,397	USD	1/11/18	$13
BNP	9.04%	3-month USD LIBOR BBA	1,850,909	USD	2/15/18	1
BNP	8.07%	3-month USD LIBOR BBA	2,692,856	USD	3/20/18	23

Total						$37

As of December 31, 2016, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	3.52%	China 7 Day Repo Rate	3,500,000	CNY	12/12/21	$6
BNP	Brazil CETIP Interbank Deposit Rate	12.63%	3,711,015	BRL	1/2/18	4
Citibank	Brazil CETIP Interbank Deposit Rate	12.24%	2,725,903	BRL	1/2/19	14

Total						$24

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

As of December 31, 2016, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
1.29%	Budapest Interbank Offered Rate 6 Month	142,498,870	HUF	12/9/21	$(4)
1.29%	Budapest Interbank Offered Rate 6 Month	146,061,020	HUF	12/12/21	(4)
Brazil CETIP Interbank Deposit Rate	11.78%	1,727,997	BRL	1/4/21	11

Total					$3

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.0	%(1)
A	12.1
BBB	18.2
BB	30.9
B	22.3
CCC or Below	5.2
Non-Rated	1.7
Cash Equivalents	9.6

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

(1)	Rounds to less than 0.1%.

At December 31, 2016, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.2%
Communications	0.9
Energy	6.2
Financial	3.0
Government	88.8
Industrial	0.4
Utilities	0.5

Total	100.0%

At December 31, 2016, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	54.2%
Indonesian Rupiah	7.2
Brazilian Real	6.0
South African Rand	5.6
Mexican Peso	5.6
All other currencies less than 5%	21.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND PORTFOLIO continued	DECEMBER 31, 2016 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$1,052	$—	$1,052
Foreign Issuer Bonds(1)	—	76,269	—	76,269
Investment Companies	8,169	—	—	8,169

Total Investments	$8,169	$77,321	$—	$85,490

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$363	$—	$363
Futures Contracts	45	—	—	45
Credit Default Swap Agreements	—	4	—	4
Currency Swap Agreements	—	37	—	37
Bilateral Interest Rate Swap Agreements	—	35	—	35
Liabilities
Forward Foreign Currency Exchange Contracts	—	(503)	—	(503)
Futures Contracts	(6)	—	—	(6)
Credit Default Swap Agreements	—	(4)	—	(4)
Centrally Cleared Interest Rate Swap Agreements	—	(8)	—	(8)

Total Other Financial Instruments	$39	$(76)	$—	$(37)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$88,836

Gross tax appreciation of investments	$1,447
Gross tax depreciation of investments	(4,766)

Net tax depreciation of investments	$(3,319)

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$4,140	$76,867	$72,838	$9	$8,169

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS - 0.7%
Coal Operations - 0.7%
Foresight Energy LLC/Foresight Energy Finance Corp.,
15.00%, 10/3/17(2)	$2,379	$2,361

Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26(3) (4)	25	27

Total Convertible Bonds (Cost $2,233)		2,388

CORPORATE BONDS - 62.9%
Advertising & Marketing - 0.2%
Acosta, Inc.,
7.75%, 10/1/22(3)	890	748
Lamar Media Corp.,
5.75%, 2/1/26	100	105

		853

Aerospace & Defense - 0.1%
Arconic, Inc.,
5.13%, 10/1/24	145	149
TransDigm, Inc.,
6.00%, 7/15/22	90	93
6.38%, 6/15/26(3)	250	257

		499

Airlines - 0.0%
Allegiant Travel, Co.,
5.50%, 7/15/19	100	103

Apparel & Textile Products - 0.1%
Hanesbrands, Inc.,
4.88%, 5/15/26(3)	400	391

Auto Parts Manufacturing - 0.2%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	150	155
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(3)	75	74
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	50	53
5.00%, 5/31/26	225	224
ZF North America Capital, Inc.,
4.00%, 4/29/20(3)	180	187

		693

Banks - 0.0%
Washington Mutual Bank,
3.25%, 12/31/40(5)	250	53

Cable & Satellite - 2.7%
Altice US Finance I Corp.,
5.50%, 5/15/26(3)	200	204
Block Communications, Inc.,
7.25%, 2/1/20(3)	250	253
Cablevision Systems Corp.,
5.88%, 9/15/22	100	98
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	265	273
6.63%, 1/31/22	245	254
5.25%, 9/30/22	595	616
5.13%, 5/1/23(3)	255	263
5.75%, 9/1/23	400	418
5.38%, 5/1/25(3)	240	247
5.75%, 2/15/26(3)	555	574
5.50%, 5/1/26(3)	175	178
5.88%, 5/1/27(3)	415	431
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(3)	900	927
5.13%, 12/15/21(3)	371	377
7.75%, 7/15/25(3)	125	138
CSC Holdings LLC,
7.88%, 2/15/18	225	237
7.63%, 7/15/18	285	304
10.90%, 10/15/25(3)	660	785
5.50%, 4/15/27(3)	140	142
DISH DBS Corp.,
5.13%, 5/1/20	50	52
6.75%, 6/1/21	410	445
5.88%, 11/15/24	920	947
7.75%, 7/1/26	185	209
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(3)	50	53
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(3)	175	185

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Cable & Satellite - 2.7% continued
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(2) (3)	$318	$323
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(3)	100	104
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.30%, 7/15/19	235	248

		9,285

Casinos & Gaming - 2.0%
Boyd Gaming Corp.,
6.88%, 5/15/23	850	914
6.38%, 4/1/26(3)	575	619
GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	705	740
5.38%, 11/1/23	345	369
Golden Nugget Escrow, Inc.,
8.50%, 12/1/21(3)	150	159
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	100	105
5.88%, 3/15/21	375	388
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
10.30%, 11/15/22(3)	550	560
MGM Resorts International,
11.40%, 3/1/18	100	111
8.63%, 2/1/19	285	320
6.75%, 10/1/20	400	445
6.63%, 12/15/21	130	145
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24(3)	150	153
Scientific Games International, Inc.,
6.25%, 9/1/20	405	344
6.63%, 5/15/21	275	233
10.00%, 12/1/22	1,105	1,100
Station Casinos LLC,
7.50%, 3/1/21	210	220

		6,925

Chemicals - 0.3%
CF Industries, Inc.,
5.38%, 3/15/44	75	62
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	145	136
Platform Specialty Products Corp.,
6.50%, 2/1/22(3)	580	585
TPC Group, Inc.,
8.75%, 12/15/20(3)	250	211
Valvoline, Inc.,
5.50%, 7/15/24(3)	75	78
Versum Materials, Inc.,
5.50%, 9/30/24(3)	50	51

		1,123

Coal Operations - 2.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8.50%, 12/15/19	200	185
12.00%, 11/1/21	75	78
6.38%, 3/15/24	50	36
CONSOL Energy, Inc.,
5.88%, 4/15/22	50	49
Contura Energy, Inc.,
10.00%, 8/1/21(3)	50	53
Foresight Energy LLC/Foresight Energy Finance Corp.,
10.00%, 8/15/21(3) (6)	6,622	6,457
Murray Energy Corp.,
11.30%, 4/15/21(3)	500	388
Peabody Energy Corp.,
10.00%, 3/15/22(3) (4) (5)	200	178

		7,424

Commercial Finance - 1.5%
CIT Group, Inc.,
4.25%, 8/15/17	190	193
5.25%, 3/15/18	765	793
6.63%, 4/1/18(3)	980	1,033
5.00%, 5/15/18(3)	1,005	1,017
5.50%, 2/15/19(3)	540	570
3.88%, 2/19/19	355	362
International Lease Finance Corp.,
3.88%, 4/15/18	1,165	1,187

		5,155

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Communications Equipment - 0.2%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	$50	$52
6.45%, 3/15/29	100	104
Avaya, Inc.,
7.00%, 4/1/19(3)	250	219
9.00%, 4/1/19(3)	25	22
CommScope Technologies Finance LLC,
6.00%, 6/15/25(3)	205	217
Riverbed Technology, Inc.,
8.88%, 3/1/23(3)	125	132

		746

Construction Materials Manufacturing - 0.3%
NWH Escrow Corp.,
7.50%, 8/1/21(3)	25	21
Standard Industries, Inc.,
5.38%, 11/15/24(3)	250	257
US Concrete, Inc.,
6.38%, 6/1/24	120	127
USG Corp.,
8.25%, 1/15/18	505	534
5.50%, 3/1/25(3)	100	103

		1,042

Consumer Finance - 2.9%
Alliance Data Systems Corp.,
6.38%, 4/1/20(3)	75	76
5.88%, 11/1/21(3)	100	102
5.38%, 8/1/22(3)	175	169
Ally Financial, Inc.,
2.75%, 1/30/17	195	195
5.50%, 2/15/17	195	196
3.25%, 9/29/17	420	423
6.25%, 12/1/17	870	903
3.60%, 5/21/18	1,085	1,093
3.25%, 11/5/18	495	496
8.00%, 3/15/20	870	985
7.50%, 9/15/20	25	28
8.00%, 11/1/31	325	377
CNG Holdings, Inc.,
9.38%, 5/15/20(3) (4)	50	43
First Data Corp.,
7.00%, 12/1/23(3)	675	719
5.00%, 1/15/24(3)	265	266
Ladder Capital Finance Holdings L.L.L.P./Ladder Capital Finance Corp.,
5.88%, 8/1/21(3)	1,240	1,178
MGIC Investment Corp.,
5.75%, 8/15/23	75	78
Navient Corp.,
8.45%, 6/15/18	100	108
5.50%, 1/15/19	155	161
4.88%, 6/17/19	1,050	1,087
6.63%, 7/26/21	25	26
5.50%, 1/25/23	350	339
7.25%, 9/25/23	50	51
6.13%, 3/25/24	525	510
Springleaf Finance Corp.,
8.25%, 10/1/23	440	460
Starwood Property Trust, Inc.,
5.00%, 12/15/21(3)	175	177

		10,246

Consumer Products - 1.3%
Edgewell Personal Care Co.,
4.70%, 5/19/21	350	368
4.70%, 5/24/22	360	371
HRG Group, Inc.,
7.75%, 1/15/22(3)	3,434	3,580
Prestige Brands, Inc.,
6.38%, 3/1/24(3)	95	100
Revlon Consumer Products Corp.,
6.25%, 8/1/24	125	128
Spectrum Brands, Inc.,
5.75%, 7/15/25	120	125

		4,672

Consumer Services - 0.8%
ADT (The) Corp.,
4.88%, 7/15/32(3)	250	205
Aramark Services, Inc.,
5.13%, 1/15/24(3)	475	490
CEB, Inc.,
5.63%, 6/15/23(3)	75	73
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	175	190

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Consumer Services - 0.8% continued
R.R. Donnelley & Sons Co.,
7.63%, 6/15/20	$720	$749
7.88%, 3/15/21	435	448
7.00%, 2/15/22	21	21
6.50%, 11/15/23	155	151
6.00%, 4/1/24	250	236
Service Corp. International,
5.38%, 5/15/24	385	401

		2,964

Containers & Packaging - 0.9%
Ball Corp.,
4.38%, 12/15/20	370	387
5.00%, 3/15/22	115	120
Berry Plastics Corp.,
6.00%, 10/15/22	230	243
5.13%, 7/15/23	245	249
BWAY Holding Co.,
9.13%, 8/15/21(3)	335	353
Graphic Packaging International, Inc.,
4.13%, 8/15/24	50	48
Multi-Color Corp.,
6.13%, 12/1/22(3)	125	131
Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25(3)	250	252
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.,
5.75%, 10/15/20	425	438
6.88%, 2/15/21	165	170
5.13%, 7/15/23(3)	355	363
7.00%, 7/15/24(3)	50	53
Sealed Air Corp.,
5.50%, 9/15/25(3)	200	207

		3,014

Department Stores - 0.0%
JC Penney Corp., Inc.,
6.38%, 10/15/36	100	84
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(3)	105	78

		162

Distributors - Consumer Discretionary - 0.6%
American Tire Distributors, Inc.,
10.30%, 3/1/22(3)	2,320	2,226

Diversified Banks - 0.5%
Bank of America Corp.,
8.00%, 1/30/18(7)	800	822
6.25%, 9/5/24(7)	50	50
Citigroup, Inc.,
6.25%, 8/15/26(7)	100	103
JPMorgan Chase & Co.,
6.13%, 4/30/24(7)	25	25
6.10%, 10/1/24(7)	675	683

		1,683

Electrical Equipment Manufacturing - 0.0%
Cortes NP Acquisition Corp.,
9.25%, 10/15/24(3)	75	79

Entertainment Content - 0.4%
Liberty Interactive LLC,
8.50%, 7/15/29	160	176
Univision Communications, Inc.,
6.75%, 9/15/22(3)	680	714
5.13%, 5/15/23(3)	305	301
WMG Acquisition Corp.,
5.00%, 8/1/23(3)	50	50

		1,241

Entertainment Resources - 0.6%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	215	220
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 3/15/21	345	356
LTF Merger Sub, Inc.,
8.50%, 6/15/23(3)	350	362
National CineMedia LLC,
5.75%, 8/15/26	50	51
Regal Entertainment Group,
5.75%, 3/15/22	458	480
5.75%, 6/15/23	150	153
Six Flags Entertainment Corp.,
5.25%, 1/15/21(3)	310	317

		1,939

Exploration & Production - 4.6%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
7.88%, 12/15/24(3)	325	336

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Exploration & Production - 4.6% continued
Antero Resources Corp.,
5.38%, 11/1/21	$225	$230
5.13%, 12/1/22	820	828
Bill Barrett Corp.,
7.63%, 10/1/19	25	25
7.00%, 10/15/22	200	191
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21(5)	165	123
5.75%, 2/1/23(5)	255	186
California Resources Corp.,
8.00%, 12/15/22(3)	175	156
Callon Petroleum Co.,
6.13%, 10/1/24(3)	100	103
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	189	196
6.25%, 4/15/23	100	102
Chesapeake Energy Corp.,
6.50%, 8/15/17	225	232
6.63%, 8/15/20	75	76
6.88%, 11/15/20	50	50
6.13%, 2/15/21	600	585
5.38%, 6/15/21	485	455
5.75%, 3/15/23	200	188
8.00%, 1/15/25(3)	350	357
Concho Resources, Inc.,
5.50%, 4/1/23	270	280
Continental Resources, Inc.,
5.00%, 9/15/22	400	404
4.50%, 4/15/23	135	132
3.80%, 6/1/24	670	618
4.90%, 6/1/44	45	38
Denbury Resources, Inc.,
6.38%, 8/15/21	25	23
Diamondback Energy, Inc.,
5.38%, 5/31/25(3)	100	101
Eclipse Resources Corp.,
8.88%, 7/15/23	25	26
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	1,663	1,533
7.75%, 9/1/22	250	202
6.38%, 6/15/23	840	664
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.,
7.88%, 7/15/21(3)	500	535
Gulfport Energy Corp.,
6.00%, 10/15/24(3)	125	127
6.38%, 5/15/25(3)	75	76
Halcon Resources Corp.,
8.63%, 2/1/20 [EUR](3)	130	135
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
9.25%, 3/15/23	50	51
Laredo Petroleum, Inc.,
7.38%, 5/1/22	75	78
6.25%, 3/15/23	50	52
Matador Resources Co.,
6.88%, 4/15/23(3)	50	52
Murphy Oil Corp.,
4.70%, 12/1/22	175	169
6.88%, 8/15/24	225	240
Newfield Exploration Co.,
5.75%, 1/30/22	75	79
5.38%, 1/1/26	420	428
Oasis Petroleum, Inc.,
6.88%, 3/15/22	235	241
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(3)	50	53
PDC Energy, Inc.,
6.13%, 9/15/24(3)	125	128
Range Resources Corp.,
5.00%, 8/15/22(3)	730	725
5.00%, 3/15/23(3)	550	544
4.88%, 5/15/25	110	107
Resolute Energy Corp.,
8.50%, 5/1/20	150	153
Rice Energy, Inc.,
6.25%, 5/1/22	495	509
RSP Permian, Inc.,
6.63%, 10/1/22	430	455
Sanchez Energy Corp.,
6.13%, 1/15/23	295	280
SM Energy Co.,
6.50%, 11/15/21	75	76

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Exploration & Production - 4.6% continued
6.13%, 11/15/22	$360	$364
5.00%, 1/15/24	150	141
5.63%, 6/1/25	110	106
6.75%, 9/15/26	75	77
Southwestern Energy Co.,
7.50%, 2/1/18	65	68
5.80%, 1/23/20	75	77
6.70%, 1/23/25	250	256
Whiting Petroleum Corp.,
5.00%, 3/15/19	470	472
5.75%, 3/15/21	155	154
6.25%, 4/1/23	400	400
WPX Energy, Inc.,
7.50%, 8/1/20	200	215

		16,063

Financial Services - 0.8%
FBM Finance, Inc.,
8.25%, 8/15/21(3)	1,235	1,303
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
3.50%, 3/15/17	430	431
4.88%, 3/15/19	360	363
5.88%, 2/1/22	560	556
KCG Holdings, Inc.,
6.88%, 3/15/20(3)	50	50
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 6/1/22	76	76

		2,779

Food & Beverage - 0.6%
Lamb Weston Holdings, Inc.,
4.63%, 11/1/24(3)	25	25
4.88%, 11/1/26(3)	25	25
Post Holdings, Inc.,
6.75%, 12/1/21(3)	250	267
6.00%, 12/15/22(3)	500	522
7.75%, 3/15/24(3)	130	144
Simmons Foods, Inc.,
7.88%, 10/1/21(3)	980	1,009

		1,992

Forest & Paper Products Manufacturing - 0.0%
Appvion, Inc.,
9.00%, 6/1/20(3)	225	126

Hardware - 1.3%
CDW LLC/CDW Finance Corp.,
6.00%, 8/15/22	50	53
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5.88%, 6/15/21(3)	1,025	1,090
6.02%, 6/15/26(3)	405	439
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	80
EMC Corp.,
1.88%, 6/1/18	985	974
NCR Corp.,
6.38%, 12/15/23	225	242
Western Digital Corp.,
10.50%, 4/1/24(3)	1,295	1,531
Zebra Technologies Corp.,
7.25%, 10/15/22	90	98

		4,507

Health Care Facilities & Services - 5.0%
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	175	145
7.13%, 7/15/20	75	57
6.88%, 2/1/22	550	382
DaVita, Inc.,
5.75%, 8/15/22	200	209
5.13%, 7/15/24	185	185
5.00%, 5/1/25	190	187
Envision Healthcare Corp.,
5.63%, 7/15/22	220	227
6.25%, 12/1/24(3)	50	53
Fresenius Medical Care US Finance II, Inc.,
6.50%, 9/15/18(3)	700	740
5.63%, 7/31/19(3)	415	442
5.88%, 1/31/22(3)	205	224
HCA, Inc.,
3.75%, 3/15/19	250	257
4.25%, 10/15/19	590	614
6.50%, 2/15/20	335	367
5.88%, 3/15/22	55	59
4.75%, 5/1/23	165	169
5.00%, 3/15/24	130	134
5.25%, 4/15/25	230	240
7.69%, 6/15/25	740	805

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Health Care Facilities & Services - 5.0% continued
7.58%, 9/15/25	$100	$108
4.50%, 2/15/27	225	221
7.50%, 11/6/33	820	869
7.75%, 7/15/36	420	444
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,640	1,427
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
6.38%, 8/1/23(3)	180	193
Kindred Healthcare, Inc.,
8.00%, 1/15/20	435	433
6.38%, 4/15/22	75	67
LifePoint Health, Inc.,
5.88%, 12/1/23	125	127
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(3)	1,130	1,127
Select Medical Corp.,
6.38%, 6/1/21	100	100
Surgery Center Holdings, Inc.,
8.88%, 4/15/21(3)	1,160	1,235
Team Health, Inc.,
7.25%, 12/15/23(3)	405	461
Tenet Healthcare Corp.,
6.25%, 11/1/18	205	216
6.00%, 10/1/20	175	183
7.50%, 1/1/22(3)	305	318
8.13%, 4/1/22	490	462
6.75%, 6/15/23	2,670	2,356
6.88%, 11/15/31	1,215	937
Universal Health Services, Inc.,
4.75%, 8/1/22(3)	95	96
Universal Hospital Services, Inc.,
7.63%, 8/15/20	100	99
Vizient, Inc.,
10.40%, 3/1/24(3)	350	396

		17,371

Home Improvement - 0.1%
RSI Home Products, Inc.,
6.50%, 3/15/23(3)	175	183
Stock Building Supply LLC,
5.50%, 10/1/24(3)	75	75

		258

Homebuilders - 1.1%
Beazer Homes USA, Inc.,
8.75%, 3/15/22(3)	100	108
CalAtlantic Group, Inc.,
8.38%, 5/15/18	300	325
8.38%, 1/15/21	130	151
5.38%, 10/1/22	145	148
5.25%, 6/1/26	245	239
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	385	289
Lennar Corp.,
4.75%, 12/15/17	335	340
4.75%, 11/15/22	555	569
4.75%, 5/30/25	445	434
Meritage Homes Corp.,
6.00%, 6/1/25	190	192
PulteGroup, Inc.,
4.25%, 3/1/21	95	97
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 4/1/25(3)	95	92
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.63%, 3/1/24(3)	43	43
Toll Brothers Finance Corp.,
4.00%, 12/31/18	80	82
4.38%, 4/15/23	95	95
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
4.38%, 6/15/19	610	621
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	75	67

		3,892

Industrial Other - 0.6%
AECOM,
5.88%, 10/15/24	420	448

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Industrial Other - 0.6% continued
Ahern Rentals, Inc.,
7.38%, 5/15/23(3)	$150	$126
Engility Corp.,
8.88%, 9/1/24(3)	50	52
HD Supply, Inc.,
5.25%, 12/15/21(3)	370	390
5.75%, 4/15/24(3)	190	201
Herc Rentals, Inc.,
7.50%, 6/1/22(3)	150	158
7.75%, 6/1/24(3)	225	237
New Enterprise Stone & Lime Co., Inc.,
11.00%, 9/1/18	325	324
United Rentals North America, Inc.,
5.75%, 11/15/24	110	116

		2,052

Internet Media - 0.1%
Netflix, Inc.,
5.50%, 2/15/22	235	253
4.38%, 11/15/26(3)	130	126

		379

Machinery Manufacturing - 1.1%
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(3)	150	146
Case New Holland Industrial, Inc.,
7.88%, 12/1/17	282	297
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(3)	1,270	1,322
Cloud Crane LLC,
10.10%, 8/1/24(3)	425	455
CNH Industrial Capital LLC,
4.88%, 4/1/21	145	151
Manitowoc Foodservice, Inc.,
9.50%, 2/15/24	155	179
SPX FLOW, Inc.,
5.63%, 8/15/24(3)	50	50
5.88%, 8/15/26(3)	50	50
Terex Corp.,
6.50%, 4/1/20	260	265
6.00%, 5/15/21	125	128
Xerium Technologies, Inc.,
9.50%, 8/15/21(3)	660	658

		3,701

Managed Care - 0.8%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(3)	290	305
Opal Acquisition, Inc.,
8.88%, 12/15/21(3)	2,800	2,394

		2,699

Manufactured Goods - 0.9%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
7.38%, 12/15/23(3)	50	53
Material Science Corp.,
14.00%, 6/22/22(2) (3)	1,400	1,262
NCI Building Systems, Inc.,
8.25%, 1/15/23(3)	230	248
Novelis Corp.,
6.25%, 8/15/24(3)	115	122
5.88%, 9/30/26(3)	260	263
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(3)	1,450	1,145
Wise Metals Group LLC/Wise Alloys Finance Corp.,
8.75%, 12/15/18(3)	100	104

		3,197

Mass Merchants - 0.1%
Dollar Tree, Inc.,
5.75%, 3/1/23	375	397

Medical Equipment & Devices Manufacturing - 0.1%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
8.13%, 6/15/21(3)	295	256
Hologic, Inc.,
5.25%, 7/15/22(3)	170	179

		435

Metals & Mining - 3.9%
AK Steel Corp.,
7.63%, 5/15/20	325	331
Aleris International, Inc.,
7.88%, 11/1/20	175	175
Century Aluminum Co.,
7.50%, 6/1/21(3) (4)	5,390	5,073
Cliffs Natural Resources, Inc.,
8.25%, 3/31/20(3)	100	110

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Metals & Mining - 3.9% continued
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	$75	$74
2.38%, 3/15/18	300	298
6.50%, 11/15/20(3)	550	565
4.00%, 11/14/21	205	200
6.75%, 2/1/22(3)	100	103
3.55%, 3/1/22	215	200
3.88%, 3/15/23	125	115
4.55%, 11/14/24	65	61
5.40%, 11/14/34	375	315
5.45%, 3/15/43	50	41
Hecla Mining Co.,
6.88%, 5/1/21	75	77
International Wire Group, Inc.,
10.80%, 8/1/21(3)	550	517
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(3)	1,760	1,936
Real Alloy Holding, Inc.,
10.00%, 1/15/19(3)	3,240	3,264
Steel Dynamics, Inc.,
5.00%, 12/15/26(3)	25	25
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(3)	25	25

		13,505

Oil & Gas Services & Equipment - 0.8%
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	2,170
Global Marine, Inc.,
7.00%, 6/1/28	25	20
Nabors Industries, Inc.,
5.00%, 9/15/20	50	51
4.63%, 9/15/21	25	26
5.50%, 1/15/23(3)	75	78
Rowan Cos., Inc.,
7.38%, 6/15/25	100	102
SESI LLC,
7.13%, 12/15/21	300	305
Weatherford International LLC,
6.80%, 6/15/37	25	21

		2,773

Pharmaceuticals - 0.6%
Endo Finance LLC/Endo Finco, Inc.,
7.25%, 1/15/22(3)	200	184
5.38%, 1/15/23(3)	760	644
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(3)	680	712
Nature’s Bounty (The) Co.,
7.63%, 5/15/21(3)	335	347
Valeant Pharmaceuticals International,
7.25%, 7/15/22(3)	280	229

		2,116

Pipeline - 4.3%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(3)	100	99
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24(3)	575	581
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24(3)	660	714
5.88%, 3/31/25(3)	225	230
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 12/15/20	630	646
6.25%, 4/1/23	315	321
DCP Midstream LLC,
5.35%, 3/15/20(3)	150	156
4.75%, 9/30/21(3)	100	101
8.13%, 8/16/30	35	39
6.45%, 11/3/36(3)	120	120
6.75%, 9/15/37(3)	120	121
5.85%, 5/21/43(3) (8)	70	59
DCP Midstream Operating L.P.,
2.50%, 12/1/17	165	164
5.60%, 4/1/44	160	146
Energy Transfer Equity L.P.,
7.50%, 10/15/20	255	284
5.88%, 1/15/24	670	692
5.50%, 6/1/27	145	141

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Pipeline - 4.3% continued
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.50%, 3/1/20	$500	$516
6.00%, 8/1/24(3)	75	78
MPLX L.P.,
4.50%, 7/15/23	163	166
4.88%, 12/1/24	530	546
ONEOK, Inc.,
6.00%, 6/15/35	205	199
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	98
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	510	527
Rockies Express Pipeline LLC,
5.63%, 4/15/20(3)	505	532
7.50%, 7/15/38(3)	140	143
6.88%, 4/15/40(3)	275	274
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	442
5.63%, 11/15/23	270	263
Sabine Pass Liquefaction LLC,
5.63%, 2/1/21	220	235
5.63%, 4/15/23	205	218
5.75%, 5/15/24	395	424
5.63%, 3/1/25	2,055	2,199
5.88%, 6/30/26(3)	190	205
5.00%, 3/15/27(3)	75	76
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
7.50%, 7/1/21	50	52
5.50%, 8/15/22	175	171
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(3)	75	74
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 5/1/23	575	581
4.25%, 11/15/23	675	645
6.75%, 3/15/24	160	172
5.13%, 2/1/25(3)	165	164
5.38%, 2/1/27(3)	140	139
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	200	206
6.13%, 10/15/21	175	184
6.25%, 10/15/22	110	117
6.38%, 5/1/24	100	107
Williams (The) Cos., Inc.,
7.50%, 1/15/31	65	73
8.75%, 3/15/32	50	60
5.75%, 6/24/44	240	233
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	105	108
4.88%, 3/15/24	140	141

		14,982

Power Generation - 1.4%
Calpine Corp.,
6.00%, 1/15/22(3)	360	376
5.38%, 1/15/23	620	606
5.50%, 2/1/24	425	410
5.75%, 1/15/25	75	72
Dynegy, Inc.,
6.75%, 11/1/19	160	163
7.38%, 11/1/22	500	477
5.88%, 6/1/23	165	143
7.63%, 11/1/24	125	115
8.00%, 1/15/25(3)	150	141
NRG Energy, Inc.,
6.25%, 7/15/22	540	541
6.63%, 3/15/23	370	371
7.25%, 5/15/26(3)	445	443
6.63%, 1/15/27(3)	880	832
NRG Yield Operating LLC,
5.00%, 9/15/26(3)	100	96
Terraform Global Operating LLC,
9.75%, 8/15/22(3)	200	214

		5,000

Property & Casualty Insurance - 0.8%
Alliant Holdings Intermediate LLC,
8.25%, 8/1/23(3)	1,980	2,044
HUB International Ltd.,
7.88%, 10/1/21(3)	605	639

		2,683

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Publishing & Broadcasting - 2.9%
CBS Radio, Inc.,
7.25%, 11/1/24(3)	$300	$315
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	2,930	2,813
7.63%, 3/15/20	1,410	1,409
6.50%, 11/15/22	260	266
Gray Television, Inc.,
5.13%, 10/15/24(3)	245	237
5.88%, 7/15/26(3)	365	362
iHeartCommunications, Inc.,
10.00%, 1/15/18	50	37
6.88%, 6/15/18	108	76
9.00%, 12/15/19	165	135
11.30%, 3/1/21	782	596
7.25%, 10/15/27	205	88
iHeartCommunications, Inc. (100% Cash),
14.00%, 2/1/21(2)	101	38
LIN Television Corp.,
6.38%, 1/15/21	200	207
Nexstar Escrow Corp.,
5.63%, 8/1/24(3)	200	199
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	360	366
5.00%, 4/15/22(3)	730	744
Sinclair Television Group, Inc.,
6.13%, 10/1/22	200	209
5.13%, 2/15/27(3)	100	95
Sirius XM Radio, Inc.,
4.25%, 5/15/20(3)	545	553
6.00%, 7/15/24(3)	450	470
5.38%, 7/15/26(3)	55	54
TEGNA, Inc.,
5.13%, 10/15/19	410	421
5.13%, 7/15/20	240	249
6.38%, 10/15/23	25	26

		9,965

Real Estate - 1.4%
Communications Sales & Leasing, Inc./CSL Capital LLC,
6.00%, 4/15/23(3)	175	181
8.25%, 10/15/23	340	360
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(3)	125	126
CyrusOne L.P./CyrusOne Finance Corp.,
6.38%, 11/15/22	50	53
Equinix, Inc.,
5.38%, 4/1/23	350	363
5.88%, 1/15/26	195	205
ESH Hospitality, Inc.,
5.25%, 5/1/25(3)	310	308
FelCor Lodging L.P.,
6.00%, 6/1/25	225	234
Iron Mountain, Inc.,
6.00%, 8/15/23	290	308
5.75%, 8/15/24	470	483
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	100	102
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.63%, 5/1/24(3)	175	183
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 2/15/22	45	47
6.38%, 3/1/24	195	204
5.50%, 5/1/24	355	359
5.25%, 8/1/26	195	191
Omega Healthcare Investors, Inc.,
5.88%, 3/15/24	625	645
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.25%, 12/1/21(3)	225	231
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	50
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	390	401

		5,034

Refining & Marketing - 0.4%
Citgo Holding, Inc.,
10.80%, 2/15/20(3)	550	590

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Refining & Marketing - 0.4% continued
Sunoco L.P./Sunoco Finance Corp.,
6.25%, 4/15/21	$300	$305
Tesoro Corp.,
4.75%, 12/15/23(3)	150	151
5.13%, 12/15/26(3)	75	76
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	160	173

		1,295

Renewable Energy - 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp.,
8.50%, 11/1/21(3)	560	584

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(3)	475	485
5.25%, 6/1/26(3)	190	193
Landry’s, Inc.,
6.75%, 10/15/24(3)	150	152
Nathan’s Famous, Inc.,
10.00%, 3/15/20(3)	25	27

		857

Retail - Consumer Discretionary - 1.0%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(3)	125	129
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	80
Builders FirstSource, Inc.,
10.80%, 8/15/23(3)	75	86
5.63%, 9/1/24(3)	150	151
Hertz (The) Corp.,
5.50%, 10/15/24(3)	370	323
L Brands, Inc.,
5.63%, 10/15/23	495	533
6.88%, 11/1/35	50	51
6.75%, 7/1/36	400	405
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(3)	465	480
Penske Automotive Group, Inc.,
5.75%, 10/1/22	100	103
5.38%, 12/1/24	60	60
PetSmart, Inc.,
7.13%, 3/15/23(3)	210	214
QVC, Inc.,
5.13%, 7/2/22	300	311
5.45%, 8/15/34	255	232
rue21, Inc.,
9.00%, 10/15/21(3)	75	17
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25	175	182

		3,357

Retail - Consumer Staples - 0.0%
US Foods, Inc.,
5.88%, 6/15/24(3)	150	155

Semiconductors - 0.6%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	16	17
7.00%, 7/1/24	161	167
Amkor Technology, Inc.,
6.38%, 10/1/22	365	381
Micron Technology, Inc.,
5.25%, 8/1/23(3)	215	216
5.25%, 1/15/24(3)	25	25
5.50%, 2/1/25	140	139
5.63%, 1/15/26(3)	665	659
Microsemi Corp.,
9.13%, 4/15/23(3)	190	221
Qorvo, Inc.,
6.75%, 12/1/23	125	138
7.00%, 12/1/25	100	111

		2,074

Software & Services - 2.3%
Conduent Finance, Inc./Xerox Business Services LLC,
10.50%, 12/15/24(3)	1,255	1,343
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24(3)	125	127
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(3)	300	264

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Software & Services - 2.3% continued
Inception Merger Sub, Inc./Rackspace Hosting, Inc.,
8.63%, 11/15/24(3)	$495	$524
Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash),
14.26%, 5/1/21(2) (3) (4)	711	732
Infor US, Inc.,
6.50%, 5/15/22	325	339
MSCI, Inc.,
5.25%, 11/15/24(3)	340	357
5.75%, 8/15/25(3)	245	260
4.75%, 8/1/26(3)	50	50
Nuance Communications, Inc.,
5.38%, 8/15/20(3)	420	432
6.00%, 7/1/24(3)	465	480
RP Crown Parent LLC,
7.38%, 10/15/24(3)	1,090	1,131
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(3)	75	84
SS&C Technologies Holdings, Inc.,
5.88%, 7/15/23	125	130
Syniverse Holdings, Inc.,
9.13%, 1/15/19	530	464
Veritas US, Inc./Veritas Bermuda Ltd.,
7.50%, 2/1/23(3)	1,300	1,222

		7,939

Supermarkets & Pharmacies - 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 6/15/24(3)	535	558
5.75%, 3/15/25(3)	425	421
Rite Aid Corp.,
9.25%, 3/15/20	175	181
6.13%, 4/1/23(3)	470	505

		1,665

Transportation & Logistics - 0.2%
BCD Acquisition, Inc.,
9.63%, 9/15/23(3)	590	632
Navistar International Corp.,
8.25%, 11/1/21	100	101
XPO Logistics, Inc.,
6.13%, 9/1/23(3)	50	52

		785

Travel & Lodging - 0.0%
Diamond Resorts International, Inc.,
7.75%, 9/1/23(3)	25	25
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	145	150

		175

Utilities - 1.2%
AES Corp.,
6.00%, 5/15/26	270	274
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	100	101
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	275	274
6.75%, 1/15/22	330	326
6.75%, 6/15/23	250	246
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	265	273
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19	460	456
6.88%, 10/15/21	345	353
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	134	139
Talen Energy Supply LLC,
4.63%, 7/15/19(3)	1,055	999
4.60%, 12/15/21	690	547
6.50%, 6/1/25	135	104

		4,092

Wireless Telecommunications Services - 2.7%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	173	188
6.63%, 8/1/26(3)	225	226
Sprint Capital Corp.,
6.88%, 11/15/28	150	148
8.75%, 3/15/32	575	632

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 62.9% continued
Wireless Telecommunications Services - 2.7% continued
Sprint Communications, Inc.,
9.13%, 3/1/17	$125	$126
8.38%, 8/15/17	150	156
9.00%, 11/15/18(3)	430	474
7.00%, 8/15/20	125	132
6.00%, 11/15/22	1,050	1,058
Sprint Corp.,
7.25%, 9/15/21	595	632
7.88%, 9/15/23	1,190	1,270
7.13%, 6/15/24	1,190	1,226
T-Mobile USA, Inc.,
6.54%, 4/28/20	620	639
6.25%, 4/1/21	100	104
6.63%, 4/28/21	525	548
6.13%, 1/15/22	485	512
6.73%, 4/28/22	420	439
6.00%, 3/1/23	475	502
6.63%, 4/1/23	300	318

		9,330

Wireline Telecommunications Services - 2.6%
CenturyLink, Inc.,
6.45%, 6/15/21	648	682
5.80%, 3/15/22	725	741
6.75%, 12/1/23	160	164
7.50%, 4/1/24	325	341
7.60%, 9/15/39	100	87
Cogent Communications Group, Inc.,
5.38%, 3/1/22(3)	50	52
EarthLink Holdings Corp.,
8.88%, 5/15/19	149	152
Embarq Corp.,
8.00%, 6/1/36	815	764
Frontier Communications Corp.,
8.50%, 4/15/20	115	121
6.25%, 9/15/21	125	118
10.50%, 9/15/22	590	620
7.13%, 1/15/23	185	167
7.63%, 4/15/24	345	309
11.00%, 9/15/25	1,165	1,203
9.00%, 8/15/31	802	684
GCI, Inc.,
6.75%, 6/1/21	100	103
GTT Escrow Corp.,
7.88%, 12/31/24(3)	570	594
Level 3 Communications, Inc.,
5.75%, 12/1/22	430	442
Level 3 Financing, Inc.,
5.38%, 8/15/22	55	57
5.63%, 2/1/23	125	128
5.13%, 5/1/23	360	361
5.38%, 1/15/24	380	384
Qwest Corp.,
6.88%, 9/15/33	355	339
Windstream Services LLC,
7.50%, 6/1/22	151	148
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	350	364

		9,125

Total Corporate Bonds (Cost $212,422)		219,857

FOREIGN ISSUER BONDS - 10.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.,
8.75%, 12/1/21(3)	350	371
6.00%, 10/15/22(3)	100	94
6.13%, 1/15/23(3)	150	143

		608

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(3)	300	335

Auto Parts Manufacturing - 0.2%
IHO Verwaltungs GmbH,
4.13%, 9/15/21(2) (3) (4)	200	202
4.50%, 9/15/23(2) (3)	200	196
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(3)	295	306

		704

Biotechnology - 0.0%
Concordia International Corp.,
9.50%, 10/21/22(3)	100	35

Cable & Satellite - 1.9%
Altice Financing S.A.,
6.63%, 2/15/23(3)	450	462

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Cable & Satellite - 1.9% continued
Altice Finco S.A.,
9.88%, 12/15/20(3)	$200	$211
Altice Luxembourg S.A.,
7.75%, 5/15/22(3)	495	528
7.63%, 2/15/25(3)	270	284
SFR Group S.A.,
6.00%, 5/15/22(3)	960	985
6.25%, 5/15/24(3)	115	116
7.38%, 5/1/26(3)	1,745	1,789
Unitymedia GmbH,
6.13%, 1/15/25(3)	630	647
UPCB Finance IV Ltd.,
5.38%, 1/15/25(3)	200	202
Virgin Media Finance PLC,
6.00%, 10/15/24(3)	200	206
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(3)	180	186
5.50%, 8/15/26(3)	395	394
Ziggo Bond Finance B.V.,
6.00%, 1/15/27(3)	300	291
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(3)	445	434

		6,735

Chemicals - 0.2%
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	225	176
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22(3)	100	101
NOVA Chemicals Corp.,
5.00%, 5/1/25(3)	340	333

		610

Commercial Finance - 0.4%
Aircastle Ltd.,
4.63%, 12/15/18	260	271
6.25%, 12/1/19	145	156
5.13%, 3/15/21	230	245
5.50%, 2/15/22	180	191
5.00%, 4/1/23	290	296
Fly Leasing Ltd.,
6.38%, 10/15/21	200	208

		1,367

Consumer Services - 0.0%
Garda World Security Corp.,
7.25%, 11/15/21(3)	25	23
7.25%, 11/15/21(3)	25	23

		46

Containers & Packaging - 0.4%
ARD Finance S.A.,
7.13%, 9/15/23(2) (3) (4)	400	395
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21(3)	300	305
7.25%, 5/15/24(3)	700	738

		1,438

Design, Manufacturing & Distribution - 0.1%
Flex Ltd.,
5.00%, 2/15/23	240	256

Diversified Banks - 0.1%
Barclays PLC,
8.25%, 12/15/18(7)	400	416

Electrical Equipment Manufacturing - 0.0%
Allegion PLC,
5.88%, 9/15/23	115	122

Entertainment Content - 0.0%
Lions Gate Entertainment Corp.,
5.88%, 11/1/24(3)	50	51

Exploration & Production - 0.9%
Encana Corp.,
6.50%, 8/15/34	305	329
MEG Energy Corp.,
6.38%, 1/30/23(3)	945	841
7.00%, 3/31/24(3)	1,275	1,154
OGX Austria GmbH,
8.50%, 6/1/18(5) (9)	2,420	—
8.38%, 4/1/22(5) (9)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(3)	100	106

NORTHERN FUNDS QUARTERLY REPORT    15    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Exploration & Production - 0.9% continued
Teine Energy Ltd.,
6.88%, 9/30/22(3)	$520	$531
Tullow Oil PLC,
6.00%, 11/1/20(3)	200	190

		3,151

Financial Services - 0.1%
Intelsat Connect Finance S.A.,
12.50%, 4/1/22(3)	266	164

Homebuilders - 0.0%
Mattamy Group Corp.,
6.50%, 11/15/20(3)	150	152

Industrial Other - 0.1%
Broadspectrum Ltd.,
8.38%, 5/15/20(3)	385	407
Ritchie Bros Auctioneers,
Inc., 5.38%, 1/15/25(3)	50	51

		458

Integrated Oils - 0.3%
Petrobras Global Finance B.V.,
6.25%, 3/17/24	1,055	1,012

Machinery Manufacturing - 0.3%
Accudyne Industries Borrower/Accudyne Industries LLC,
7.75%, 12/15/20(3)	1,210	1,007
CNH Industrial N.V.,
4.50%, 8/15/23	165	163

		1,170

Medical Equipment & Devices Manufacturing - 0.0%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.50%, 4/15/25(3)	120	107

Metals & Mining - 1.4%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(3)	200	219
Anglo American Capital PLC,
4.45%, 9/27/20(3)	120	123
ArcelorMittal,
6.25%, 8/5/20	25	27
8.00%, 10/15/39	1,140	1,251
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(3) (4) (5)	275	22
First Quantum Minerals Ltd.,
7.25%, 10/15/19(3)	200	202
6.75%, 2/15/20(3)	150	150
7.00%, 2/15/21(3)	695	691
7.25%, 5/15/22(3)	220	217
HudBay Minerals Inc.,
7.25%, 1/15/23(3)	180	186
HudBay Minerals, Inc.,
7.63%, 1/15/25(3)	335	348
IAMGOLD Corp.,
6.75%, 10/1/20(3)	200	195
Kinross Gold Corp.,
5.13%, 9/1/21	50	51
Teck Resources Ltd,
4.50%, 1/15/21	50	50
Teck Resources Ltd.,
4.75%, 1/15/22	325	326
6.13%, 10/1/35	375	365
6.00%, 8/15/40	100	95
6.25%, 7/15/41	525	506

		5,024

Oil & Gas Services & Equipment - 0.5%
Ensco PLC,
5.75%, 10/1/44	80	58
Noble Holding International Ltd.,
7.75%, 1/15/24	125	118
6.05%, 3/1/41	235	162
Paragon Offshore PLC,
7.25%, 8/15/24(3) (4) (5)	950	166
Precision Drilling Corp.,
6.63%, 11/15/20	84	85
6.50%, 12/15/21	255	259
5.25%, 11/15/24	220	206
Transocean, Inc.,
6.00%, 3/15/18	275	278
5.55%, 10/15/22	75	66
9.00%, 7/15/23(3)	100	103
7.50%, 4/15/31	75	63
Weatherford International Ltd.,
9.88%, 2/15/24(3)	125	133
6.50%, 8/1/36	25	20
6.75%, 9/15/40	25	20

		1,737

ACTIVE M/MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Pharmaceuticals - 1.2%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(3)	$605	$530
6.50%, 2/1/25(3)	285	238
Valeant Pharmaceuticals International, Inc.,
5.63%, 12/1/21(3)	845	655
5.50%, 3/1/23(3)	1,205	904
5.88%, 5/15/23(3)	2,340	1,767
6.13%, 4/15/25(3)	95	71

		4,165

Pipeline - 0.1%
Gibson Energy, Inc.,
6.75%, 7/15/21(3)	205	213

Restaurants - 0.1%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(3)	135	138
6.00%, 4/1/22(3)	175	183

		321

Semiconductors - 0.2%
NXP B.V./NXP Funding LLC,
4.13%, 6/1/21(3)	200	206
3.88%, 9/1/22(3)	200	203
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(3)	200	209

		618

Software & Services - 0.8%
Camelot Finance S.A.,
7.88%, 10/15/24(3)	1,155	1,195
IHS Markit Ltd.,
5.00%, 11/1/22(3)	600	623
Open Text Corp.,
5.63%, 1/15/23(3)	480	502
5.88%, 6/1/26(3)	335	353

		2,673

Travel & Lodging - 0.4%
NCL Corp Ltd.,
4.75%, 12/15/21(3)	465	465
NCL Corp. Ltd.,
5.25%, 11/15/19(3)	125	128
4.63%, 11/15/20(3)	350	356
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	165	176
Viking Cruises Ltd.,
8.50%, 10/15/22(3)	75	78

		1,203

Waste & Environment Services & Equipment - 0.1%
GFL Environmental, Inc.,
7.88%, 4/1/20(3)	260	273
9.88%, 2/1/21(3)	40	44

		317

Wireless Telecommunications Services - 0.5%
Digicel Group Ltd.,
8.25%, 9/30/20(3)	200	172
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	50	39
8.00%, 2/15/24(3)	150	154
Intelsat Luxembourg S.A.,
6.75%, 6/1/18	38	31
7.75%, 6/1/21	728	238
8.13%, 6/1/23	385	120
Wind Acquisition Finance S.A.,
4.75%, 7/15/20(3)	635	640
7.38%, 4/23/21(3)	260	270

		1,664

Wireline Telecommunications Services - 0.2%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	340	315
Telecom Italia S.p.A.,
5.30%, 5/30/24(3)	520	508

		823

Total Foreign Issuer Bonds (Cost $42,440)		37,695

TERM LOANS - 13.9%(8)
Advertising & Marketing - 0.1%
Advantage Sales & Marketing, Inc., Term Loan,
7.50%, 7/25/22	470	457

Aerospace & Defense - 0.1%
B/E Aerospace, Inc., Term Loan,
3.85%, 12/16/21	14	14

NORTHERN FUNDS QUARTERLY REPORT    17    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.9%(8) continued
Aerospace & Defense - 0.1% continued
3.89%, 12/16/21	$14	$14
3.94%, 12/16/21	14	15
TransDigm, Inc., Tranche F Term Loan,
6/9/23(10)	78	78
3.77%, 6/9/23	368	371

		492

Airlines - 0.1%
American Airlines, Inc., 2015 Term Loan,
3.26%, 6/27/20	158	159

Cable & Satellite - 0.0%
CSC Holdings, LLC, 2016 Extended Term Loan,
3.88%, 10/11/24	142	143

Casinos & Gaming - 1.0%
Boyd Gaming Corp., Term B-2 Loan,
3.78%, 9/15/23	65	66
Cowlitz Tribal Gaming Authority, Term B Loan,
11.50%, 12/6/21	520	559
Eldorado Resorts, Inc., Initial Term Loan,
4.25%, 7/25/22	222	224
Mohegan Tribal Gaming Authority, Term B Loan,
10/13/23(10)	215	216
Parq Holdings L.P., Closing Date Term Loan,
8.50%, 12/17/20	2,510	2,460
Scientific Games International, Inc., Initial Term Loan,
10/18/20(10)	25	25
Station Casinos LLC, Term B Facility Loan,
6/8/23(10)	40	40
3.75%, 6/8/23	29	30

		3,620

Chemicals - 0.4%
Royal Holdings, Inc., Initial Term Loan,
8.50%, 6/19/23	1,440	1,426

Commercial Services - 0.7%
Sterling Midco Holdings, Inc., Initial Loan,
8.75%, 6/19/23	2,590	2,512

Communications Equipment - 0.3%
Masergy Holdings, Inc., Initial Loan,
9.50%, 12/16/24	980	973
Radiate Holdco, LLC, Term Loan,
12/9/23(10)	100	100

		1,073

Construction Materials Manufacturing - 0.0%
Forterra Finance, LLC, Senior Lien Term Loan,
4.50%, 10/25/23	50	51

Consumer Finance - 0.2%
First Data Corp., 2022C New Dollar Term Loan,
7/8/22(10)	448	453
3.76%, 7/8/22	392	396

		849

Consumer Products - 0.0%
Revlon Consumer Products Corp., Initial Term B Loan,
4.44%, 9/7/23	150	151

Consumer Services - 0.2%
Aramark Corp., U.S. Term F Loan,
3.50%, 2/24/21	474	478
Camelot U.S. Acquisition 1 Co., Initial Term Loan,
4.75%, 10/3/23	75	76

		554

Containers & Packaging - 0.8%
Berlin Packaging LLC, Initial Term Loan,
7.75%, 9/30/22	2,000	2,017
Flex Acquisition Co., Inc., Initial Term Loan,
12/29/23(10)	100	101
Reynolds Group Holdings, Inc., U.S. Term Loan,
2/5/23(10)	20	20
4.25%, 2/5/23	623	630

		2,768

Department Stores - 0.1%
J.C. Penney Corp, Inc., Loan,
5.25%, 6/23/23	189	190

ACTIVE M/MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.9%(8) continued
Entertainment Content - 0.3%
Charter Communications Operating LLC, Term I-1 Loan,
3.01%, 1/15/24	$313	$315
Univision Communications, Inc., 2013 Incremental Term Loan,
3/1/20(10)	20	19
4.00%, 3/1/20	195	196
Univision Communications, Inc., Replacement First-Lien Term Loan,
3/1/20(10)	136	136
4.00%, 3/1/20	76	76
WideOpenWest Finance, LLC, New Term B Loan,
4.50%, 8/18/23	244	246

		988

Entertainment Resources - 0.1%
Delta 2 (Lux) S.a r.l, Facility B3,
7/30/21(10)	125	126
Delta 2 (Lux) S.a r.l, Second Lien Facility,
8.07%, 7/29/22	120	121
Life Time Fitness, Inc., Closing Date Term Loan,
6/10/22(10)	100	100
4.25%, 6/10/22	100	100

		447

Exploration & Production - 0.1%
California Resources Corp., Loan,
11.38%, 12/31/21	75	83
Chesapeake Energy Corp., Class A Loan,
8.50%, 8/23/21	75	82

		165

Financial Services - 0.0%
UFC Holdings, LLC, Term Loan,
8/18/23(10)	50	50
UFC Holdings, LLC, Term Loan (Second Lien),
8/18/24(10)	25	26
8.50%, 8/18/24	75	77

		153

Food & Beverage - 0.1%
NVA Holdings, Inc., Term Loan,
8.00%, 8/14/22	410	410

Hardware - 0.3%
Lully Finance S.à r.l., Initial Term B-1 Loan,
9.50%, 10/16/23	1,030	1,028
Western Digital Corp., U.S. Term B-1 Loan,
4.52%, 4/29/23	50	50

		1,078

Health Care Facilities & Services - 2.9%
BioScrip, Inc., Delayed Draw Term Loan,
6.50%, 7/31/20	671	615
BioScrip, Inc., Initial Term B Loan,
6.50%, 7/31/20	1,119	1,025
Envision Healthcare Corp., Initial Term Loan,
4.00%, 12/1/23	230	232
Genoa, a QoL Healthcare Co., LLC, Initial Term Loan,
9.00%, 10/28/24	1,160	1,154
Hanger, Inc., Loan,
11.50%, 8/1/19	840	836
Heartland Dental Care, LLC, Term Loan,
9.75%, 6/21/19	2,910	2,852
Jaguar Holding Co., Initial Term Loan,
4.25%, 8/18/22	134	135
Lanai Holdings III, Inc., Initial Term Loan,
9.50%, 8/28/23	1,820	1,747
Team Health, Inc., New Tranche B Term Loan,
3.77%, 11/23/22	124	124
U.S. Renal Care, Inc., Term Loan,
9.00%, 12/29/23	1,400	1,232

		9,952

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding, LLC, Initial Term Loan,
9.00%, 11/8/23	100	100

NORTHERN FUNDS QUARTERLY REPORT    19    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.9%(8) continued
Home Improvement - 0.1%
Servicemaster Co., (The) LLC, Tranche C Term Loan,
3.27%, 11/8/23	$245	$245

Internet Media - 0.2%
Ancestry.com Operations, Inc., Term Loan,
9.25%, 10/19/24	520	529
Match Group, Inc., Term B-1 Loan,
4.20%, 11/16/22	141	143

		672

Managed Care - 0.5%
MPH Acquisition Holdings LLC, Initial Term Loan,
6/7/23(10)	100	102
5.00%, 6/7/23	264	269
Opal Acquisition, Inc., Term B Loan,
5.00%, 11/27/20	1,482	1,391

		1,762

Mass Merchants - 0.2%
99¢ Only Stores, Tranche B-2 Loan,
4.50%, 1/11/19	691	567

Metals & Mining - 0.4%
Fairmount Santrol, Inc., New Tranche B-2 Term Loan,
4.50%, 9/5/19	1,179	1,142
FMG Resources (August 2006) Pty Ltd., Loan,
6/30/19(10)	16	16
3.75%, 6/30/19	307	308

		1,466

Pipeline - 0.0%
Energy Transfer Equity, L.P., Loan,
12/2/19(10)	10	10
3.39%, 12/2/19	72	72

		82

Power Generation - 0.2%
Calpine Corp., Term Loan,
3.75%, 1/15/24	99	99
Calpine Corp., Term Loan (2015),
1/15/23(10)	79	79
3.75%, 1/15/23	174	175
Dynegy, Inc., Tranche B-2 Term Loan,
4.00%, 4/23/20	95	96
Vistra Operations Co. LLC, 2016 Incremental Term Loan,
4.00%, 12/14/23	85	86
Vistra Operations Co. LLC, Initial Term C Loan,
5.00%, 8/4/23	14	14
Vistra Operations Co. LLC, Initial Term Loan,
5.00%, 8/4/23	61	62

		611

Property & Casualty Insurance - 0.6%
Asurion LLC, Incremental Tranche B-4 Term Loan,
8/4/22(10)	50	50
Asurion LLC, Term Loan,
8.50%, 3/3/21	1,250	1,265
Lonestar Intermediate Super Holdings, LLC, Term Loan,
10.00%, 8/31/21	705	721

		2,036

Publishing & Broadcasting - 0.1%
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan,
3.52%, 7/30/21	201	202

Real Estate - 0.1%
ESH Hospitality, Inc., Initial Term Loan,
3.77%, 8/30/23	194	197
MGM Growth Properties Operating Partnership L.P., Term B Loan,
3.52%, 4/25/23	174	175

		372

Restaurants - 0.1%
1011778 B.C. Unlimited Liability Co., Term B-2 Loan,
3.75%, 12/10/21	179	180

Retail - Consumer Discretionary - 1.1%
Bass Pro Group LLC, Initial Term Loan,
5.97%, 12/15/23	385	382
Bass Pro Group LLC, New Term Loan,
4.00%, 6/5/20	125	124

ACTIVE M/MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 13.9%(8) continued
Retail - Consumer Discretionary - 1.1% continued
National Vision, Inc., Initial Term Loan,
6.75%, 3/11/22	$3,000	$2,900
PetSmart, Inc., Tranche B-2 Loan,
4.00%, 3/11/22	169	170
PriSo Acquisition Corp., Initial Term Loan,
5/9/22(10)	50	50
SRS Distribution, Inc., Initial Term Loan,
9.75%, 2/24/23	310	319

		3,945

Semiconductors - 0.1%
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan,
3.70%, 2/1/23	454	460

Software & Services - 2.0%
AF Borrower LLC, Initial Term Loan,
10.00%, 1/30/23	2,380	2,393
Donnelley Financial Solutions, Inc., Term B Loan,
5.00%, 9/29/23	50	50
Evergreen Skills Lux S.À R.L., Initial Term Loan,
5.84%, 4/28/21	1,253	1,143
Evergreen Skills Lux S.À R.L., Initial Term Loan (Second Lien),
9.34%, 4/28/22	2,070	1,537
Presidio LLC, Refinancing Term Loan,
5.25%, 2/2/22	263	265
Rackspace Hosting, Inc., Term B Loan,
4.50%, 11/3/23	255	258
RP Crown Parent, LLC, Initial Term Loan,
4.50%, 10/12/23	25	25
SourceHOV LLC, Term B Loan,
7.75%, 10/31/19	415	372
Syniverse Holdings, Inc., Initial Term Loan,
4.00%, 4/23/19	60	52
Syniverse Holdings, Inc., Tranche B Term Loan,
4.00%, 4/23/19	93	81
Veritas US, Inc., Initial Dollar Term B-1 Loan,
6.63%, 1/27/23	774	713

		6,889

Transportation & Logistics - 0.0%
OSG Bulk Ships, Inc., Initial Term Loan,
5.25%, 8/5/19	91	88
XPO Logistics, Inc., Refinanced Term Loan,
4.25%, 11/1/21	18	19

		107

Travel & Lodging - 0.1%
Four Seasons Holdings, Inc., 2013, Term Loan,
3.75%, 11/30/23	65	66
Hilton Worldwide Finance, LLC, Series B-2 Term Loan,
10/25/23(10)	54	54
3.26%, 10/25/23	266	269

		389

Utilities - 0.0%
Energy Future Intermediate Holding Co. LLC, 2016 Additional Term Loan,
4.25%, 6/30/17	15	15

Wireless Telecommunications Services - 0.1%
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan,
3.75%, 6/30/19	195	188

Wireline Telecommunications Services - 0.2%
Level 3 Financing, Inc., Tranche B 2020 Term Loan,
4.00%, 1/15/20	295	299
Level 3 Financing, Inc., Tranche B-II 2022 Term Loan,
5/31/22(10)	70	70
3.50%, 5/31/22	37	37
Zayo Group LLC, 2021 Term Loan,
3.75%, 5/6/21	134	135

		541

Total Term Loans (Cost $48,691)		48,467

NORTHERN FUNDS QUARTERLY REPORT    21    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.1%
Oil, Gas & Coal - 0.1%
Halcon Resources Corp.*	34,119	$319

Total Common Stocks (Cost $687)		319

CONVERTIBLE PREFERRED STOCKS - 0.2%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(3) (4)	13	7

Pharmaceuticals - 0.2%
Allergan PLC, 5.50%	759	579

Total Convertible Preferred Stocks (Cost $767)		586

OTHER - 0.0%(9)
Escrow Hercules Offshore, Inc.*	3,570	—
Escrow Momentive Performance Materials, Inc.*	145,000	—

Total Other (Cost $36)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Foresight Energy L.P., Exp. 10/2/17, Strike $0.89* (9)	10,250	$—
Halcon Resources Corp., Exp. 9/9/20, Strike $14.04*	3,297	8
Material Science Corp., Exp. 6/22/22, Strike $0.01* (3)	77,693	138

Total Warrants (Cost $142)		146

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - Government Assets Portfolio, 0.32%(11) (12)	28,280,562	$28,281

Total Investment Companies (Cost $28,281)		28,281

Total Investments - 96.7% (Cost $335,699)		337,739

Other Assets less Liabilities - 3.3%		11,537

NET ASSETS - 100.0%		$349,276

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At December 31, 2016, the value of these restricted illiquid securities amounted to approximately $6,845,000 or 2.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ARD Finance S.A.
7.13%, 9/15/23	9/7/16-12/21/16	$398

Century Aluminum Co.
7.50%, 6/1/21	5/23/13-5/4/15	5,351

Chesapeake Energy Corp.
5.50%, 9/15/26	9/30/16	25

Chesapeake Energy Corp.,
5.75%	6/16/15	9

CNG Holdings, Inc.
9.38%, 5/15/20	11/15/16	36

Essar Steel Algoma, Inc.
9.50%, 11/15/19	11/7/14	270

IHO Verwaltungs GmbH
4.13%, 9/15/21	9/9/16	202

Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash)
14.26%, 5/1/21	1/15/15-7/12/16	656

Paragon Offshore PLC
7.25%, 8/15/24	7/11/14-7/31/14	946

Peabody Energy Corp.
10.00%, 3/15/22	10/18/16-12/5/16	159

(5)	Issuer has defaulted on terms of debt obligation.
(6)	Step coupon bond. Rate as of December 31, 2016 is disclosed.
(7)	Variable rate security. Rate as of December 31, 2016 is disclosed. Maturity date represents the perpetual call date.
(8)	Variable rate security. Rate as of December 31, 2016 is disclosed. (9) Level 3 asset that is worthless, bankrupt or has been delisted. (10) Position is unsettled. Contract rate was not determined at December 31, 2016 and does not take effect until settlement date.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day yield as of December 31, 2016 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

ACTIVE M/MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2016 (UNAUDITED)

At December 31, 2016, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.1%
BB	23.4
B	32.9
CCC or Below	31.6
Not Rated	2.7
Cash Equivalents	8.3

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$2,388	$—	$2,388
Corporate Bonds(1)	—	219,857	—	219,857
Foreign Issuer Bonds(1)	—	37,695	—	37,695
Term Loans(1)	—	48,467	—	48,467
Common Stocks(1)	319	—	—	319
Convertible Preferred Stocks
Exploration & Production	—	7	—	7
Pharmaceuticals	579	—	—	579

Total Convertible Preferred Stocks	579	7	—	586

Warrants	—	146	—	146
Investment Companies	28,281	—	—	28,281

Total Investments	$29,179	$308,560	$—	$337,739

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT    23    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2016 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/16 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/16 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/16 (000S)
Other	$—	$—	$—	$—	$—	$—	$—	$—	$(36)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$334,919

Gross tax appreciation of investments	$12,025
Gross tax depreciation of investments	(11,210)

Net tax appreciation of investments	$815

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE BEGINNING OF PERIOD (000S)	PURCHASE (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio	$14,598	$343,599	$329,916	$30	$28,281

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EUR - Euro

USD - United States Dollar

ACTIVE M/MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2016 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0%
FlexShares Global Quality Real Estate Index Fund(1)	39,927	$2,251
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	117,268	2,934
FlexShares International Quality Dividend Index Fund(1)	336,388	7,575
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	40,573	2,289
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	96,501	4,436
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	182,879	5,241
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	118,505	11,393
FlexShares Quality Dividend Index Fund(1)	251,489	9,924
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	52,555	2,274
Northern Funds - Bond Index Fund(1)	1,777,300	18,591
Northern Funds - High Yield Fixed Income Fund(1)	1,093,823	7,427
Northern Institutional Funds - Government Assets Portfolio, 0.32%(1) (2)	812,856	813

Total Investment Companies (Cost $70,784)		75,148

Total Investments - 100.0% (Cost $70,784)		75,148

Other Assets less Liabilities - 0.0%		3

NET ASSETS - 100.0%		$75,151

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day yield as of December 31, 2016 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2016, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	15.2%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
Non-U.S. Equity - Developed	3	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non-U.S. Equity - Emerging	5.9	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.0	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	9.9	NF High Yield Fixed Income Fund
U.S. Bonds - Intermediate	24.7	NF Bond Index Fund
U.S. Bonds - Inflation Protected	3.9	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
International Quality Dividend	10.1	FlexShares International Quality Dividend Index Fund
Quality Dividend	13.2	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Global Natural Resources	7.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Cash	1.1	NIF Government Assets Portfolio

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2016:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$75,148	$—	$—	$75,148

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2016.

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	DECEMBER 31, 2016 (UNAUDITED)

Federal Tax Information:

At December 31, 2016, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$71,547

Gross tax appreciation of investments	$5,230
Gross tax depreciation of investments	(1,629)

Net tax appreciation of investments	$3,601

Transactions in affiliated investments for the nine months ended December 31, 2016, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Global Quality Real Estate Index Fund	$—	$2,425	$85	$(92)	$3	$75	$2,251
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	2,908	101	45	(28)	(2)	44	2,934
FlexShares International Quality Dividend Index Fund	7,203	756	569	254	(69)	246	7,575
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,506	405	1,719	369	(272)	78	2,289
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	2,253	2,537	553	255	(56)	97	4,436
FlexShares Morningstar Global Upstream Natural Resources Index Fund	697	4,237	103	432	(22)	47	5,241
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	10,878	1,498	2,341	958	400	148	11,393
FlexShares Quality Dividend Index Fund	10,853	176	2,006	736	165	257	9,924
FlexShares STOXX Global Broad Infrastructure Index Fund	2,176	145	46	(4)	3	58	2,274
Northern Funds - Bond Index Fund	18,010	4,471	3,338	(497)	(55)	376	18,591
Northern Funds - Global Real Estate Index Fund	2,171	—	2,179	(362)	370	—	—
Northern Funds - High Yield Fixed Income Fund	11,514	169	4,749	1,145	(652)	375	7,427
Northern Institutional Funds - Government Assets Portfolio	218	18,827	18,232	—	—	1	813

	$72,387	$35,747	$35,965	$3,166	$(187)	$1,802	$75,148

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2017